UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08319

Voya Partners, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-262-3862

Date of fiscal year end: December 31

Date of reporting period: January 1, 2026 to June 30, 2026

Item 1. Reports to Stockholders.

(a)       The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

Voya Global Bond Portfolio Class ADV - IOSAX

Voya Global Bond Portfolio Class I - IOSIX

Voya Global Bond Portfolio Class S - IOSSX

Voya Global Insights Portfolio Class ADV - IGMAX

Voya Global Insights Portfolio Class I - IGMIX

Voya Global Insights Portfolio Class S - IGMSX

Voya Global Insights Portfolio Class S2 - IOGPX

Voya Index Solution 2030 Portfolio Class ADV - IDXFX

Voya Index Solution 2030 Portfolio Class I - IDXGX

Voya Index Solution 2030 Portfolio Class S - IDXHX

Voya Index Solution 2030 Portfolio Class S2 - IDXIX

Voya Index Solution 2030 Portfolio Class Z - VSZCX

Voya Index Solution 2035 Portfolio Class ADV - ISEAX

Voya Index Solution 2035 Portfolio Class I - ISEIX

Voya Index Solution 2035 Portfolio Class S - ISESX

Voya Index Solution 2035 Portfolio Class S2 - IXISX

Voya Index Solution 2035 Portfolio Class Z - VSZDX

Voya Index Solution 2040 Portfolio Class ADV - IDXKX

Voya Index Solution 2040 Portfolio Class I - IDXLX

Voya Index Solution 2040 Portfolio Class S - IDXMX

Voya Index Solution 2040 Portfolio Class S2 - IDXNX

Voya Index Solution 2040 Portfolio Class Z - VSZEX

Voya Index Solution 2045 Portfolio Class ADV - ISJAX

Voya Index Solution 2045 Portfolio Class I - ISJIX

Voya Index Solution 2045 Portfolio Class S - ISJSX

Voya Index Solution 2045 Portfolio Class S2 - ISVLX

Voya Index Solution 2045 Portfolio Class Z - VSZFX

Voya Index Solution 2050 Portfolio Class ADV - IDXPX

Voya Index Solution 2050 Portfolio Class I - IDXQX

Voya Index Solution 2050 Portfolio Class S - IDXRX

Voya Index Solution 2050 Portfolio Class S2 - IDXSX

Voya Index Solution 2050 Portfolio Class Z - VSZGX

Voya Index Solution 2055 Portfolio Class ADV - IISAX

Voya Index Solution 2055 Portfolio Class I - IISNX

Voya Index Solution 2055 Portfolio Class S - IISSX

Voya Index Solution 2055 Portfolio Class S2 - IISTX

Voya Index Solution 2055 Portfolio Class Z - VSZHX

Voya Index Solution 2060 Portfolio Class ADV - VPSAX

Voya Index Solution 2060 Portfolio Class I - VISPX

Voya Index Solution 2060 Portfolio Class S - VPISX

Voya Index Solution 2060 Portfolio Class S2 - VPSSX

Voya Index Solution 2060 Portfolio Class Z - VSZIX

Voya Index Solution 2065 Portfolio Class ADV - VIQAX

Voya Index Solution 2065 Portfolio Class I - VIQIX

Voya Index Solution 2065 Portfolio Class S - VIQSX

Voya Index Solution 2065 Portfolio Class S2 - VIQUX

Voya Index Solution 2065 Portfolio Class Z - VIQZX

Voya Index Solution 2070 Portfolio Class ADV - VSIBX

Voya Index Solution 2070 Portfolio Class I - VSICX

Voya Index Solution 2070 Portfolio Class S - VSISX

Voya Index Solution 2070 Portfolio Class S2 - VSITX

Voya Index Solution 2070 Portfolio Class Z - VSIZX

Voya Index Solution Income Portfolio Class ADV - ISKAX

Voya Index Solution Income Portfolio Class I - ISKIX

Voya Index Solution Income Portfolio Class S - ISKSX

Voya Index Solution Income Portfolio Class S2 - IIIPX

Voya Index Solution Income Portfolio Class Z - VSZJX

Voya International High Dividend Low Volatility Portfolio Class ADV - IFTAX

Voya International High Dividend Low Volatility Portfolio Class I - IFTIX

Voya International High Dividend Low Volatility Portfolio Class S - IFTSX

Voya International High Dividend Low Volatility Portfolio Class S2 - ITFEX

Voya Solution 2030 Portfolio Class ADV - ISNFX

Voya Solution 2030 Portfolio Class I - ISNGX

Voya Solution 2030 Portfolio Class S - ISNHX

Voya Solution 2030 Portfolio Class S2 - ISNIX

Voya Solution 2035 Portfolio Class ADV - ISQAX

Voya Solution 2035 Portfolio Class I - ISQIX

Voya Solution 2035 Portfolio Class S - ISQSX

Voya Solution 2035 Portfolio Class S2 - ISPCX

Voya Solution 2040 Portfolio Class ADV - ISNKX

Voya Solution 2040 Portfolio Class I - ISNLX

Voya Solution 2040 Portfolio Class S - ISNMX

Voya Solution 2040 Portfolio Class S2 - ISNNX

Voya Solution 2045 Portfolio Class ADV - ISRAX

Voya Solution 2045 Portfolio Class I - ISRIX

Voya Solution 2045 Portfolio Class S - ISRSX

Voya Solution 2045 Portfolio Class S2 - ISPDX

Voya Solution 2050 Portfolio Class ADV - ISNPX

Voya Solution 2050 Portfolio Class I - ISNQX

Voya Solution 2050 Portfolio Class S - ISNRX

Voya Solution 2050 Portfolio Class S2 - ISNSX

Voya Solution 2055 Portfolio Class ADV - IASPX

Voya Solution 2055 Portfolio Class I - IISPX

Voya Solution 2055 Portfolio Class S - ISSPX

Voya Solution 2055 Portfolio Class S2 - ITSPX

Voya Solution 2060 Portfolio Class ADV - VSPAX

Voya Solution 2060 Portfolio Class I - VSIPX

Voya Solution 2060 Portfolio Class S - VSPSX

Voya Solution 2060 Portfolio Class S2 - VSSPX

Voya Solution 2065 Portfolio Class ADV - VSAQX

Voya Solution 2065 Portfolio Class I - VSQIX

Voya Solution 2065 Portfolio Class S - VSSQX

Voya Solution 2065 Portfolio Class S2 - VSQUX

Voya Solution 2070 Portfolio Class ADV - VSSAX

Voya Solution 2070 Portfolio Class I - VSSIX

Voya Solution 2070 Portfolio Class S - VSSSX

Voya Solution 2070 Portfolio Class S2 - VSSTX

Voya Solution Aggressive Portfolio Class ADV - IAVAX

Voya Solution Aggressive Portfolio Class I - IAVIX

Voya Solution Aggressive Portfolio Class R6 - VYRMX

Voya Solution Aggressive Portfolio Class S - IAVSX

Voya Solution Aggressive Portfolio Class S2 - IAVTX

Voya Solution Balanced Portfolio Class ADV - ISGAX

Voya Solution Balanced Portfolio Class I - ISGJX

Voya Solution Balanced Portfolio Class R6 - VYRLX

Voya Solution Balanced Portfolio Class S - ISGKX

Voya Solution Balanced Portfolio Class S2 - ISGTX

Voya Solution Conservative Portfolio Class ADV - ICGAX

Voya Solution Conservative Portfolio Class I - ICGIX

Voya Solution Conservative Portfolio Class R6 - VYRPX

Voya Solution Conservative Portfolio Class S - ICGSX

Voya Solution Conservative Portfolio Class S2 - ICGTX

Voya Solution Income Portfolio Class ADV - ISWAX

Voya Solution Income Portfolio Class I - ISWIX

Voya Solution Income Portfolio Class S - ISWSX

Voya Solution Income Portfolio Class S2 - IJKBX

Voya Solution Moderately Aggressive Portfolio Class ADV - IAGAX

Voya Solution Moderately Aggressive Portfolio Class I - IAGIX

Voya Solution Moderately Aggressive Portfolio Class R6 - VYROX

Voya Solution Moderately Aggressive Portfolio Class S - IAGSX

Voya Solution Moderately Aggressive Portfolio Class S2 - IAGTX

VY® American Century Small-Mid Cap Value Portfolio Class ADV - IASAX

VY® American Century Small-Mid Cap Value Portfolio Class I - IACIX

VY® American Century Small-Mid Cap Value Portfolio Class S - IASSX

VY® American Century Small-Mid Cap Value Portfolio Class S2 - ISMSX

VY® Baron Growth Portfolio Class ADV - IBSAX

VY® Baron Growth Portfolio Class I - IBGIX

VY® Baron Growth Portfolio Class R6 - VYRBX

VY® Baron Growth Portfolio Class S - IBSSX

VY® Baron Growth Portfolio Class S2 - IBCGX

VY® Columbia Contrarian Core Portfolio Class ADV - ISBAX

VY® Columbia Contrarian Core Portfolio Class I - ISFIX

VY® Columbia Contrarian Core Portfolio Class S - ISCSX

VY® Columbia Small Cap Value and Inflection Portfolio Class ADV - ICSAX

VY® Columbia Small Cap Value and Inflection Portfolio Class I - ICISX

VY® Columbia Small Cap Value and Inflection Portfolio Class R6 - VYRDX

VY® Columbia Small Cap Value and Inflection Portfolio Class S - ICSSX

VY® Columbia Small Cap Value and Inflection Portfolio Class S2 - ICVPX

VY® Invesco Comstock Portfolio Class ADV - IVKAX

VY® Invesco Comstock Portfolio Class I - IVKIX

VY® Invesco Comstock Portfolio Class S - IVKSX

VY® Invesco Equity and Income Portfolio Class ADV - IUAAX

VY® Invesco Equity and Income Portfolio Class I - IUAIX

VY® Invesco Equity and Income Portfolio Class S - IUASX

VY® Invesco Equity and Income Portfolio Class S2 - IVIPX

VY® JPMorgan Mid Cap Value Portfolio Class ADV - IJMAX

VY® JPMorgan Mid Cap Value Portfolio Class I - IJMIX

VY® JPMorgan Mid Cap Value Portfolio Class S - IJMSX

VY® JPMorgan Mid Cap Value Portfolio Class S2 - IJPMX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Class ADV - IAXAX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Class I - IAXIX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Class R6 - VYRIX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Class S - IAXSX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Class S2 - IAXTX

Class ADV: IOSAX

Voya Global Bond Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Global Bond Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$58	1.18%

Fund Statistics

  Total Net Assets$80,600,596
  # of Portfolio Holdings806
  Portfolio Turnover Rate86%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Series HYB Fund	7.8%
Voya VACS Series EMHCD Fund	5.5%
Uniform Mortgage-Backed Securities, 2.500%, 07/01/55	1.9%
Fannie Mae REMIC Trust - Class IN, 2.500%, 02/25/51	1.7%
United Kingdom Gilt, 4.125%, 07/22/29	1.6%
United States Treasury Notes, 4.375%, 05/15/36	1.6%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.5%
Republic of Poland Government Bond, 5.000%, 10/25/35	1.4%
United States Treasury Bonds, 5.000%, 05/15/46	1.4%
Uniform Mortgage-Backed Securities, 3.500%, 07/01/55	1.4%

Investment Type Allocation

Corporate Bonds/Notes 17.9%
Sovereign Bonds 15.2%
Collateralized Mortgage Obligations 13.5%
Mutual Funds 13.3%
Commercial Mortgage-Backed Securities 9.7%
Asset-Backed Securities 9.4%
U.S. Government Agency Obligations 9.1%
U.S. Treasury Obligations 7.8%
Rights 0.0%
Common Stock 0.0%
Assets in Excess of Other Liabilities 4.1%
0%
5%
10%
15%
20%

Table Summary
Value	Value
Assets in Excess of Other Liabilities	4.1%
Common Stock	0.0%
Rights	0.0%
U.S. Treasury Obligations	7.8%
U.S. Government Agency Obligations	9.1%
Asset-Backed Securities	9.4%
Commercial Mortgage-Backed Securities	9.7%
Mutual Funds	13.3%
Collateralized Mortgage Obligations	13.5%
Sovereign Bonds	15.2%
Corporate Bonds/Notes	17.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IOSAX

Voya Global Bond Portfolio

92914K883-SAR

Class I: IOSIX

Voya Global Bond Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Global Bond Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$34	0.68%

Fund Statistics

  Total Net Assets$80,600,596
  # of Portfolio Holdings806
  Portfolio Turnover Rate86%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Series HYB Fund	7.8%
Voya VACS Series EMHCD Fund	5.5%
Uniform Mortgage-Backed Securities, 2.500%, 07/01/55	1.9%
Fannie Mae REMIC Trust - Class IN, 2.500%, 02/25/51	1.7%
United Kingdom Gilt, 4.125%, 07/22/29	1.6%
United States Treasury Notes, 4.375%, 05/15/36	1.6%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.5%
Republic of Poland Government Bond, 5.000%, 10/25/35	1.4%
United States Treasury Bonds, 5.000%, 05/15/46	1.4%
Uniform Mortgage-Backed Securities, 3.500%, 07/01/55	1.4%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	4.1%
Common Stock	0.0%
Rights	0.0%
U.S. Treasury Obligations	7.8%
U.S. Government Agency Obligations	9.1%
Asset-Backed Securities	9.4%
Commercial Mortgage-Backed Securities	9.7%
Mutual Funds	13.3%
Collateralized Mortgage Obligations	13.5%
Sovereign Bonds	15.2%
Corporate Bonds/Notes	17.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IOSIX

Voya Global Bond Portfolio

92914K800-SAR

Class S: IOSSX

Voya Global Bond Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Global Bond Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$46	0.93%

Fund Statistics

  Total Net Assets$80,600,596
  # of Portfolio Holdings806
  Portfolio Turnover Rate86%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Series HYB Fund	7.8%
Voya VACS Series EMHCD Fund	5.5%
Uniform Mortgage-Backed Securities, 2.500%, 07/01/55	1.9%
Fannie Mae REMIC Trust - Class IN, 2.500%, 02/25/51	1.7%
United Kingdom Gilt, 4.125%, 07/22/29	1.6%
United States Treasury Notes, 4.375%, 05/15/36	1.6%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.5%
Republic of Poland Government Bond, 5.000%, 10/25/35	1.4%
United States Treasury Bonds, 5.000%, 05/15/46	1.4%
Uniform Mortgage-Backed Securities, 3.500%, 07/01/55	1.4%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	4.1%
Common Stock	0.0%
Rights	0.0%
U.S. Treasury Obligations	7.8%
U.S. Government Agency Obligations	9.1%
Asset-Backed Securities	9.4%
Commercial Mortgage-Backed Securities	9.7%
Mutual Funds	13.3%
Collateralized Mortgage Obligations	13.5%
Sovereign Bonds	15.2%
Corporate Bonds/Notes	17.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IOSSX

Voya Global Bond Portfolio

92914K701-SAR

Class ADV: IGMAX

Voya Global Insights Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Global Insights Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$66	1.27%

Fund Statistics

  Total Net Assets$963,728,317
  # of Portfolio Holdings74
  Portfolio Turnover Rate51%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Samsung Electronics Co. Ltd.	3.9%
Infineon Technologies AG	3.7%
Cisco Systems, Inc.	3.1%
Twist Bioscience Corp.	3.1%
Freeport-McMoRan, Inc.	3.0%
Rockwell Automation, Inc.	2.7%
ARM Holdings PLC	2.7%
Barclays PLC	2.6%
Bank of America Corp.	2.4%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.5%
Denmark	0.8%
Brazil	1.6%
Switzerland	1.8%
United Kingdom	2.6%
China	3.6%
Italy	3.6%
South Korea	4.3%
Taiwan	4.3%
Japan	5.0%
Germany	5.2%
United States	65.7%

Sector Allocation

Table Summary
Value	Value
Information Technology	24.6%
Industrials	20.1%
Health Care	12.3%
Financials	10.5%
Consumer Discretionary	7.0%
Energy	6.7%
Materials	5.6%
Communication Services	3.8%
Consumer Staples	3.7%
Utilities	2.1%
Real Estate	2.1%
Short-Term Investments	3.8%
Liabilities in Excess of Other Assets	(2.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IGMAX

Voya Global Insights Portfolio

92914K677-SAR

Class I: IGMIX

Voya Global Insights Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Global Insights Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$40	0.77%

Fund Statistics

  Total Net Assets$963,728,317
  # of Portfolio Holdings74
  Portfolio Turnover Rate51%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Samsung Electronics Co. Ltd.	3.9%
Infineon Technologies AG	3.7%
Cisco Systems, Inc.	3.1%
Twist Bioscience Corp.	3.1%
Freeport-McMoRan, Inc.	3.0%
Rockwell Automation, Inc.	2.7%
ARM Holdings PLC	2.7%
Barclays PLC	2.6%
Bank of America Corp.	2.4%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.5%
Denmark	0.8%
Brazil	1.6%
Switzerland	1.8%
United Kingdom	2.6%
China	3.6%
Italy	3.6%
South Korea	4.3%
Taiwan	4.3%
Japan	5.0%
Germany	5.2%
United States	65.7%

Sector Allocation

Table Summary
Value	Value
Information Technology	24.6%
Industrials	20.1%
Health Care	12.3%
Financials	10.5%
Consumer Discretionary	7.0%
Energy	6.7%
Materials	5.6%
Communication Services	3.8%
Consumer Staples	3.7%
Utilities	2.1%
Real Estate	2.1%
Short-Term Investments	3.8%
Liabilities in Excess of Other Assets	(2.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IGMIX

Voya Global Insights Portfolio

92914K651-SAR

Class S: IGMSX

Voya Global Insights Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Global Insights Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$53	1.02%

Fund Statistics

  Total Net Assets$963,728,317
  # of Portfolio Holdings74
  Portfolio Turnover Rate51%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Samsung Electronics Co. Ltd.	3.9%
Infineon Technologies AG	3.7%
Cisco Systems, Inc.	3.1%
Twist Bioscience Corp.	3.1%
Freeport-McMoRan, Inc.	3.0%
Rockwell Automation, Inc.	2.7%
ARM Holdings PLC	2.7%
Barclays PLC	2.6%
Bank of America Corp.	2.4%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.5%
Denmark	0.8%
Brazil	1.6%
Switzerland	1.8%
United Kingdom	2.6%
China	3.6%
Italy	3.6%
South Korea	4.3%
Taiwan	4.3%
Japan	5.0%
Germany	5.2%
United States	65.7%

Sector Allocation

Table Summary
Value	Value
Information Technology	24.6%
Industrials	20.1%
Health Care	12.3%
Financials	10.5%
Consumer Discretionary	7.0%
Energy	6.7%
Materials	5.6%
Communication Services	3.8%
Consumer Staples	3.7%
Utilities	2.1%
Real Estate	2.1%
Short-Term Investments	3.8%
Liabilities in Excess of Other Assets	(2.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IGMSX

Voya Global Insights Portfolio

92914K669-SAR

Class S2: IOGPX

Voya Global Insights Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Global Insights Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$61	1.17%

Fund Statistics

  Total Net Assets$963,728,317
  # of Portfolio Holdings74
  Portfolio Turnover Rate51%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
Samsung Electronics Co. Ltd.	3.9%
Infineon Technologies AG	3.7%
Cisco Systems, Inc.	3.1%
Twist Bioscience Corp.	3.1%
Freeport-McMoRan, Inc.	3.0%
Rockwell Automation, Inc.	2.7%
ARM Holdings PLC	2.7%
Barclays PLC	2.6%
Bank of America Corp.	2.4%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.5%
Denmark	0.8%
Brazil	1.6%
Switzerland	1.8%
United Kingdom	2.6%
China	3.6%
Italy	3.6%
South Korea	4.3%
Taiwan	4.3%
Japan	5.0%
Germany	5.2%
United States	65.7%

Sector Allocation

Table Summary
Value	Value
Information Technology	24.6%
Industrials	20.1%
Health Care	12.3%
Financials	10.5%
Consumer Discretionary	7.0%
Energy	6.7%
Materials	5.6%
Communication Services	3.8%
Consumer Staples	3.7%
Utilities	2.1%
Real Estate	2.1%
Short-Term Investments	3.8%
Liabilities in Excess of Other Assets	(2.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IOGPX

Voya Global Insights Portfolio

92914L444-SAR

Class ADV: IDXFX

Voya Index Solution 2030 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$29	0.56%

Fund Statistics

  Total Net Assets$1,041,422,832
  # of Portfolio Holdings12
  Portfolio Turnover Rate17%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	33.7%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	24.1%
Voya VACS Index Series I Portfolio	17.6%
Voya VACS Index Series EM Portfolio	4.5%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard Total International Bond ETF	3.0%
Schwab U.S. TIPS ETF	3.0%
Voya U.S. Bond Index Portfolio - Class I	2.8%
Voya VACS Index Series MC Portfolio	2.1%
Voya VACS Index Series SC Portfolio	2.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	39.9%
Equity	59.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	34.0%
US Mid Cap Blend	2.0%
US Small Cap	2.0%
International	17.5%
Emerging Markets	4.5%
Short Duration	2.0%
Core Fixed Income	27.0%
High Yield	2.0%
International Bonds	3.0%
TIPS	3.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IDXFX

Voya Index Solution 2030 Portfolio

92914J753-SAR

Class I: IDXGX

Voya Index Solution 2030 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$3	0.06%

Fund Statistics

  Total Net Assets$1,041,422,832
  # of Portfolio Holdings12
  Portfolio Turnover Rate17%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	33.7%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	24.1%
Voya VACS Index Series I Portfolio	17.6%
Voya VACS Index Series EM Portfolio	4.5%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard Total International Bond ETF	3.0%
Schwab U.S. TIPS ETF	3.0%
Voya U.S. Bond Index Portfolio - Class I	2.8%
Voya VACS Index Series MC Portfolio	2.1%
Voya VACS Index Series SC Portfolio	2.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	39.9%
Equity	59.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	34.0%
US Mid Cap Blend	2.0%
US Small Cap	2.0%
International	17.5%
Emerging Markets	4.5%
Short Duration	2.0%
Core Fixed Income	27.0%
High Yield	2.0%
International Bonds	3.0%
TIPS	3.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IDXGX

Voya Index Solution 2030 Portfolio

92914J761-SAR

Class S: IDXHX

Voya Index Solution 2030 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$16	0.31%

Fund Statistics

  Total Net Assets$1,041,422,832
  # of Portfolio Holdings12
  Portfolio Turnover Rate17%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	33.7%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	24.1%
Voya VACS Index Series I Portfolio	17.6%
Voya VACS Index Series EM Portfolio	4.5%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard Total International Bond ETF	3.0%
Schwab U.S. TIPS ETF	3.0%
Voya U.S. Bond Index Portfolio - Class I	2.8%
Voya VACS Index Series MC Portfolio	2.1%
Voya VACS Index Series SC Portfolio	2.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	39.9%
Equity	59.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	34.0%
US Mid Cap Blend	2.0%
US Small Cap	2.0%
International	17.5%
Emerging Markets	4.5%
Short Duration	2.0%
Core Fixed Income	27.0%
High Yield	2.0%
International Bonds	3.0%
TIPS	3.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IDXHX

Voya Index Solution 2030 Portfolio

92914J779-SAR

Class S2: IDXIX

Voya Index Solution 2030 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$24	0.46%

Fund Statistics

  Total Net Assets$1,041,422,832
  # of Portfolio Holdings12
  Portfolio Turnover Rate17%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	33.7%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	24.1%
Voya VACS Index Series I Portfolio	17.6%
Voya VACS Index Series EM Portfolio	4.5%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard Total International Bond ETF	3.0%
Schwab U.S. TIPS ETF	3.0%
Voya U.S. Bond Index Portfolio - Class I	2.8%
Voya VACS Index Series MC Portfolio	2.1%
Voya VACS Index Series SC Portfolio	2.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	39.9%
Equity	59.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	34.0%
US Mid Cap Blend	2.0%
US Small Cap	2.0%
International	17.5%
Emerging Markets	4.5%
Short Duration	2.0%
Core Fixed Income	27.0%
High Yield	2.0%
International Bonds	3.0%
TIPS	3.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IDXIX

Voya Index Solution 2030 Portfolio

92914J787-SAR

Class Z: VSZCX

Voya Index Solution 2030 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class Z	$1	0.01%

Fund Statistics

  Total Net Assets$1,041,422,832
  # of Portfolio Holdings12
  Portfolio Turnover Rate17%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	33.7%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	24.1%
Voya VACS Index Series I Portfolio	17.6%
Voya VACS Index Series EM Portfolio	4.5%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard Total International Bond ETF	3.0%
Schwab U.S. TIPS ETF	3.0%
Voya U.S. Bond Index Portfolio - Class I	2.8%
Voya VACS Index Series MC Portfolio	2.1%
Voya VACS Index Series SC Portfolio	2.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	39.9%
Equity	59.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	34.0%
US Mid Cap Blend	2.0%
US Small Cap	2.0%
International	17.5%
Emerging Markets	4.5%
Short Duration	2.0%
Core Fixed Income	27.0%
High Yield	2.0%
International Bonds	3.0%
TIPS	3.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class Z: VSZCX

Voya Index Solution 2030 Portfolio

92914J498-SAR

Class ADV: ISEAX

Voya Index Solution 2035 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$28	0.54%

Fund Statistics

  Total Net Assets$1,814,452,532
  # of Portfolio Holdings10
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	39.9%
Voya VACS Index Series I Portfolio	20.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	17.5%
Voya U.S. Bond Index Portfolio - Class I	5.2%
Voya VACS Index Series EM Portfolio	5.0%
Voya VACS Index Series MC Portfolio	3.1%
Vanguard Long-Term Treasury ETF	3.0%
Voya VACS Index Series SC Portfolio	2.1%
Vanguard Total International Bond ETF	2.0%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	29.7%
Equity	70.2%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	40.3%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
International	20.0%
Emerging Markets	5.0%
Core Fixed Income	22.8%
High Yield	2.0%
International Bonds	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISEAX

Voya Index Solution 2035 Portfolio

92914H583-SAR

Class I: ISEIX

Voya Index Solution 2035 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$2	0.04%

Fund Statistics

  Total Net Assets$1,814,452,532
  # of Portfolio Holdings10
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	39.9%
Voya VACS Index Series I Portfolio	20.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	17.5%
Voya U.S. Bond Index Portfolio - Class I	5.2%
Voya VACS Index Series EM Portfolio	5.0%
Voya VACS Index Series MC Portfolio	3.1%
Vanguard Long-Term Treasury ETF	3.0%
Voya VACS Index Series SC Portfolio	2.1%
Vanguard Total International Bond ETF	2.0%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	29.7%
Equity	70.2%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	40.3%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
International	20.0%
Emerging Markets	5.0%
Core Fixed Income	22.8%
High Yield	2.0%
International Bonds	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISEIX

Voya Index Solution 2035 Portfolio

92914H716-SAR

Class S: ISESX

Voya Index Solution 2035 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$15	0.29%

Fund Statistics

  Total Net Assets$1,814,452,532
  # of Portfolio Holdings10
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	39.9%
Voya VACS Index Series I Portfolio	20.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	17.5%
Voya U.S. Bond Index Portfolio - Class I	5.2%
Voya VACS Index Series EM Portfolio	5.0%
Voya VACS Index Series MC Portfolio	3.1%
Vanguard Long-Term Treasury ETF	3.0%
Voya VACS Index Series SC Portfolio	2.1%
Vanguard Total International Bond ETF	2.0%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	29.7%
Equity	70.2%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	40.3%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
International	20.0%
Emerging Markets	5.0%
Core Fixed Income	22.8%
High Yield	2.0%
International Bonds	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISESX

Voya Index Solution 2035 Portfolio

92914H641-SAR

Class S2: IXISX

Voya Index Solution 2035 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$23	0.44%

Fund Statistics

  Total Net Assets$1,814,452,532
  # of Portfolio Holdings10
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	39.9%
Voya VACS Index Series I Portfolio	20.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	17.5%
Voya U.S. Bond Index Portfolio - Class I	5.2%
Voya VACS Index Series EM Portfolio	5.0%
Voya VACS Index Series MC Portfolio	3.1%
Vanguard Long-Term Treasury ETF	3.0%
Voya VACS Index Series SC Portfolio	2.1%
Vanguard Total International Bond ETF	2.0%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	29.7%
Equity	70.2%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	40.3%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
International	20.0%
Emerging Markets	5.0%
Core Fixed Income	22.8%
High Yield	2.0%
International Bonds	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IXISX

Voya Index Solution 2035 Portfolio

92914L550-SAR

Class Z: VSZDX

Voya Index Solution 2035 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class Z	$1	0.01%

Fund Statistics

  Total Net Assets$1,814,452,532
  # of Portfolio Holdings10
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	39.9%
Voya VACS Index Series I Portfolio	20.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	17.5%
Voya U.S. Bond Index Portfolio - Class I	5.2%
Voya VACS Index Series EM Portfolio	5.0%
Voya VACS Index Series MC Portfolio	3.1%
Vanguard Long-Term Treasury ETF	3.0%
Voya VACS Index Series SC Portfolio	2.1%
Vanguard Total International Bond ETF	2.0%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	29.7%
Equity	70.2%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	40.3%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
International	20.0%
Emerging Markets	5.0%
Core Fixed Income	22.8%
High Yield	2.0%
International Bonds	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class Z: VSZDX

Voya Index Solution 2035 Portfolio

92914J480-SAR

Class ADV: IDXKX

Voya Index Solution 2040 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$30	0.57%

Fund Statistics

  Total Net Assets$1,240,414,619
  # of Portfolio Holdings9
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	45.3%
Voya VACS Index Series I Portfolio	23.4%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	11.0%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	4.1%
Vanguard Long-Term Treasury ETF	3.0%
Voya U.S. Bond Index Portfolio - Class I	2.5%
Voya VACS Index Series SC Portfolio	2.1%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	18.5%
Equity	81.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	45.8%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	23.3%
Emerging Markets	6.5%
Core Fixed Income	13.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IDXKX

Voya Index Solution 2040 Portfolio

92914J811-SAR

Class I: IDXLX

Voya Index Solution 2040 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$4	0.07%

Fund Statistics

  Total Net Assets$1,240,414,619
  # of Portfolio Holdings9
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	45.3%
Voya VACS Index Series I Portfolio	23.4%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	11.0%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	4.1%
Vanguard Long-Term Treasury ETF	3.0%
Voya U.S. Bond Index Portfolio - Class I	2.5%
Voya VACS Index Series SC Portfolio	2.1%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	18.5%
Equity	81.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	45.8%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	23.3%
Emerging Markets	6.5%
Core Fixed Income	13.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IDXLX

Voya Index Solution 2040 Portfolio

92914J829-SAR

Class S: IDXMX

Voya Index Solution 2040 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$17	0.32%

Fund Statistics

  Total Net Assets$1,240,414,619
  # of Portfolio Holdings9
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	45.3%
Voya VACS Index Series I Portfolio	23.4%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	11.0%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	4.1%
Vanguard Long-Term Treasury ETF	3.0%
Voya U.S. Bond Index Portfolio - Class I	2.5%
Voya VACS Index Series SC Portfolio	2.1%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	18.5%
Equity	81.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	45.8%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	23.3%
Emerging Markets	6.5%
Core Fixed Income	13.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IDXMX

Voya Index Solution 2040 Portfolio

92914J837-SAR

Class S2: IDXNX

Voya Index Solution 2040 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$24	0.47%

Fund Statistics

  Total Net Assets$1,240,414,619
  # of Portfolio Holdings9
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	45.3%
Voya VACS Index Series I Portfolio	23.4%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	11.0%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	4.1%
Vanguard Long-Term Treasury ETF	3.0%
Voya U.S. Bond Index Portfolio - Class I	2.5%
Voya VACS Index Series SC Portfolio	2.1%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	18.5%
Equity	81.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	45.8%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	23.3%
Emerging Markets	6.5%
Core Fixed Income	13.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IDXNX

Voya Index Solution 2040 Portfolio

92914J845-SAR

Class Z: VSZEX

Voya Index Solution 2040 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class Z	$1	0.01%

Fund Statistics

  Total Net Assets$1,240,414,619
  # of Portfolio Holdings9
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	45.3%
Voya VACS Index Series I Portfolio	23.4%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	11.0%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	4.1%
Vanguard Long-Term Treasury ETF	3.0%
Voya U.S. Bond Index Portfolio - Class I	2.5%
Voya VACS Index Series SC Portfolio	2.1%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	18.5%
Equity	81.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	45.8%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	23.3%
Emerging Markets	6.5%
Core Fixed Income	13.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class Z: VSZEX

Voya Index Solution 2040 Portfolio

92914J472-SAR

Class ADV: ISJAX

Voya Index Solution 2045 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$29	0.55%

Fund Statistics

  Total Net Assets$1,597,329,243
  # of Portfolio Holdings9
  Portfolio Turnover Rate12%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	50.0%
Voya VACS Index Series I Portfolio	25.7%
Voya VACS Index Series EM Portfolio	7.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	5.5%
Voya VACS Index Series MC Portfolio	4.1%
Voya VACS Index Series SC Portfolio	2.1%
Vanguard Long-Term Treasury ETF	2.0%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	10.5%
Equity	89.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	50.5%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	25.5%
Emerging Markets	7.5%
Core Fixed Income	6.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISJAX

Voya Index Solution 2045 Portfolio

92914H591-SAR

Class I: ISJIX

Voya Index Solution 2045 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$3	0.05%

Fund Statistics

  Total Net Assets$1,597,329,243
  # of Portfolio Holdings9
  Portfolio Turnover Rate12%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	50.0%
Voya VACS Index Series I Portfolio	25.7%
Voya VACS Index Series EM Portfolio	7.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	5.5%
Voya VACS Index Series MC Portfolio	4.1%
Voya VACS Index Series SC Portfolio	2.1%
Vanguard Long-Term Treasury ETF	2.0%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	10.5%
Equity	89.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	50.5%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	25.5%
Emerging Markets	7.5%
Core Fixed Income	6.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISJIX

Voya Index Solution 2045 Portfolio

92914H724-SAR

Class S: ISJSX

Voya Index Solution 2045 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$16	0.30%

Fund Statistics

  Total Net Assets$1,597,329,243
  # of Portfolio Holdings9
  Portfolio Turnover Rate12%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	50.0%
Voya VACS Index Series I Portfolio	25.7%
Voya VACS Index Series EM Portfolio	7.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	5.5%
Voya VACS Index Series MC Portfolio	4.1%
Voya VACS Index Series SC Portfolio	2.1%
Vanguard Long-Term Treasury ETF	2.0%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	10.5%
Equity	89.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	50.5%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	25.5%
Emerging Markets	7.5%
Core Fixed Income	6.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISJSX

Voya Index Solution 2045 Portfolio

92914H666-SAR

Class S2: ISVLX

Voya Index Solution 2045 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$23	0.45%

Fund Statistics

  Total Net Assets$1,597,329,243
  # of Portfolio Holdings9
  Portfolio Turnover Rate12%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	50.0%
Voya VACS Index Series I Portfolio	25.7%
Voya VACS Index Series EM Portfolio	7.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	5.5%
Voya VACS Index Series MC Portfolio	4.1%
Voya VACS Index Series SC Portfolio	2.1%
Vanguard Long-Term Treasury ETF	2.0%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	10.5%
Equity	89.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	50.5%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	25.5%
Emerging Markets	7.5%
Core Fixed Income	6.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISVLX

Voya Index Solution 2045 Portfolio

92914L568-SAR

Class Z: VSZFX

Voya Index Solution 2045 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class Z	$1	0.01%

Fund Statistics

  Total Net Assets$1,597,329,243
  # of Portfolio Holdings9
  Portfolio Turnover Rate12%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	50.0%
Voya VACS Index Series I Portfolio	25.7%
Voya VACS Index Series EM Portfolio	7.5%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	5.5%
Voya VACS Index Series MC Portfolio	4.1%
Voya VACS Index Series SC Portfolio	2.1%
Vanguard Long-Term Treasury ETF	2.0%
Xtrackers USD High Yield Corporate Bond ETF	2.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	10.5%
Equity	89.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	50.5%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	25.5%
Emerging Markets	7.5%
Core Fixed Income	6.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class Z: VSZFX

Voya Index Solution 2045 Portfolio

92914J464-SAR

Class ADV: IDXPX

Voya Index Solution 2050 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$30	0.58%

Fund Statistics

  Total Net Assets$1,089,726,249
  # of Portfolio Holdings8
  Portfolio Turnover Rate12%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	52.5%
Voya VACS Index Series I Portfolio	27.2%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.1%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	3.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.0%
Equity	94.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	53.0%
US Mid Cap Blend	4.0%
US Small Cap	3.0%
International	27.0%
Emerging Markets	8.0%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IDXPX

Voya Index Solution 2050 Portfolio

92914J878-SAR

Class I: IDXQX

Voya Index Solution 2050 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$4	0.08%

Fund Statistics

  Total Net Assets$1,089,726,249
  # of Portfolio Holdings8
  Portfolio Turnover Rate12%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	52.5%
Voya VACS Index Series I Portfolio	27.2%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.1%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	3.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.0%
Equity	94.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	53.0%
US Mid Cap Blend	4.0%
US Small Cap	3.0%
International	27.0%
Emerging Markets	8.0%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IDXQX

Voya Index Solution 2050 Portfolio

92914J886-SAR

Class S: IDXRX

Voya Index Solution 2050 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$17	0.33%

Fund Statistics

  Total Net Assets$1,089,726,249
  # of Portfolio Holdings8
  Portfolio Turnover Rate12%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	52.5%
Voya VACS Index Series I Portfolio	27.2%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.1%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	3.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.0%
Equity	94.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	53.0%
US Mid Cap Blend	4.0%
US Small Cap	3.0%
International	27.0%
Emerging Markets	8.0%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IDXRX

Voya Index Solution 2050 Portfolio

92914J803-SAR

Class S2: IDXSX

Voya Index Solution 2050 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$25	0.48%

Fund Statistics

  Total Net Assets$1,089,726,249
  # of Portfolio Holdings8
  Portfolio Turnover Rate12%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	52.5%
Voya VACS Index Series I Portfolio	27.2%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.1%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	3.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.0%
Equity	94.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	53.0%
US Mid Cap Blend	4.0%
US Small Cap	3.0%
International	27.0%
Emerging Markets	8.0%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IDXSX

Voya Index Solution 2050 Portfolio

92914J704-SAR

Class Z: VSZGX

Voya Index Solution 2050 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class Z	$1	0.01%

Fund Statistics

  Total Net Assets$1,089,726,249
  # of Portfolio Holdings8
  Portfolio Turnover Rate12%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	52.5%
Voya VACS Index Series I Portfolio	27.2%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.1%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	3.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.0%
Equity	94.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	53.0%
US Mid Cap Blend	4.0%
US Small Cap	3.0%
International	27.0%
Emerging Markets	8.0%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class Z: VSZGX

Voya Index Solution 2050 Portfolio

92914J456-SAR

Class ADV: IISAX

Voya Index Solution 2055 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$30	0.57%

Fund Statistics

  Total Net Assets$1,107,633,235
  # of Portfolio Holdings7
  Portfolio Turnover Rate12%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	53.5%
Voya VACS Index Series I Portfolio	27.7%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.6%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.0%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.0%
Equity	96.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.5%
Emerging Markets	8.0%
Core Fixed Income	2.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IISAX

Voya Index Solution 2055 Portfolio

92914L683-SAR

Class I: IISNX

Voya Index Solution 2055 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$4	0.07%

Fund Statistics

  Total Net Assets$1,107,633,235
  # of Portfolio Holdings7
  Portfolio Turnover Rate12%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	53.5%
Voya VACS Index Series I Portfolio	27.7%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.6%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.0%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.0%
Equity	96.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.5%
Emerging Markets	8.0%
Core Fixed Income	2.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IISNX

Voya Index Solution 2055 Portfolio

92914L691-SAR

Class S: IISSX

Voya Index Solution 2055 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$17	0.32%

Fund Statistics

  Total Net Assets$1,107,633,235
  # of Portfolio Holdings7
  Portfolio Turnover Rate12%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	53.5%
Voya VACS Index Series I Portfolio	27.7%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.6%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.0%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.0%
Equity	96.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.5%
Emerging Markets	8.0%
Core Fixed Income	2.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IISSX

Voya Index Solution 2055 Portfolio

92914L717-SAR

Class S2: IISTX

Voya Index Solution 2055 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$25	0.47%

Fund Statistics

  Total Net Assets$1,107,633,235
  # of Portfolio Holdings7
  Portfolio Turnover Rate12%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	53.5%
Voya VACS Index Series I Portfolio	27.7%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.6%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.0%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.0%
Equity	96.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.5%
Emerging Markets	8.0%
Core Fixed Income	2.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IISTX

Voya Index Solution 2055 Portfolio

92914L725-SAR

Class Z: VSZHX

Voya Index Solution 2055 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class Z	$1	0.01%

Fund Statistics

  Total Net Assets$1,107,633,235
  # of Portfolio Holdings7
  Portfolio Turnover Rate12%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	53.5%
Voya VACS Index Series I Portfolio	27.7%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.6%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.0%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.0%
Equity	96.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.5%
Emerging Markets	8.0%
Core Fixed Income	2.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class Z: VSZHX

Voya Index Solution 2055 Portfolio

92914J449-SAR

Class ADV: VPSAX

Voya Index Solution 2060 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$30	0.57%

Fund Statistics

  Total Net Assets$757,877,396
  # of Portfolio Holdings7
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	53.5%
Voya VACS Index Series I Portfolio	28.2%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.6%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.5%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	2.5%
Equity	97.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: VPSAX

Voya Index Solution 2060 Portfolio

92914L238-SAR

Class I: VISPX

Voya Index Solution 2060 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$4	0.07%

Fund Statistics

  Total Net Assets$757,877,396
  # of Portfolio Holdings7
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	53.5%
Voya VACS Index Series I Portfolio	28.2%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.6%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.5%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	2.5%
Equity	97.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: VISPX

Voya Index Solution 2060 Portfolio

92914L279-SAR

Class S: VPISX

Voya Index Solution 2060 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$17	0.32%

Fund Statistics

  Total Net Assets$757,877,396
  # of Portfolio Holdings7
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	53.5%
Voya VACS Index Series I Portfolio	28.2%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.6%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.5%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	2.5%
Equity	97.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: VPISX

Voya Index Solution 2060 Portfolio

92914L261-SAR

Class S2: VPSSX

Voya Index Solution 2060 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$25	0.47%

Fund Statistics

  Total Net Assets$757,877,396
  # of Portfolio Holdings7
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	53.5%
Voya VACS Index Series I Portfolio	28.2%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.6%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.5%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	2.5%
Equity	97.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: VPSSX

Voya Index Solution 2060 Portfolio

92914L253-SAR

Class Z: VSZIX

Voya Index Solution 2060 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class Z	$1	0.01%

Fund Statistics

  Total Net Assets$757,877,396
  # of Portfolio Holdings7
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	53.5%
Voya VACS Index Series I Portfolio	28.2%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.6%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.5%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	2.5%
Equity	97.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class Z: VSZIX

Voya Index Solution 2060 Portfolio

92914J431-SAR

Class ADV: VIQAX

Voya Index Solution 2065 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$31	0.60%

Fund Statistics

  Total Net Assets$270,141,121
  # of Portfolio Holdings7
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	53.5%
Voya VACS Index Series I Portfolio	28.2%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.6%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.5%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	2.5%
Equity	97.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: VIQAX

Voya Index Solution 2065 Portfolio

92914J423-SAR

Class I: VIQIX

Voya Index Solution 2065 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$5	0.10%

Fund Statistics

  Total Net Assets$270,141,121
  # of Portfolio Holdings7
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	53.5%
Voya VACS Index Series I Portfolio	28.2%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.6%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.5%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	2.5%
Equity	97.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: VIQIX

Voya Index Solution 2065 Portfolio

92914J415-SAR

Class S: VIQSX

Voya Index Solution 2065 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$18	0.35%

Fund Statistics

  Total Net Assets$270,141,121
  # of Portfolio Holdings7
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	53.5%
Voya VACS Index Series I Portfolio	28.2%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.6%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.5%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	2.5%
Equity	97.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: VIQSX

Voya Index Solution 2065 Portfolio

92914J399-SAR

Class S2: VIQUX

Voya Index Solution 2065 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$26	0.50%

Fund Statistics

  Total Net Assets$270,141,121
  # of Portfolio Holdings7
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	53.5%
Voya VACS Index Series I Portfolio	28.2%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.6%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.5%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	2.5%
Equity	97.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: VIQUX

Voya Index Solution 2065 Portfolio

92914J381-SAR

Class Z: VIQZX

Voya Index Solution 2065 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class Z	$1	0.01%

Fund Statistics

  Total Net Assets$270,141,121
  # of Portfolio Holdings7
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	53.5%
Voya VACS Index Series I Portfolio	28.2%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.6%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.5%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	2.5%
Equity	97.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class Z: VIQZX

Voya Index Solution 2065 Portfolio

92914J373-SAR

Class ADV: VSIBX

Voya Index Solution 2070 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2070 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$33	0.62%

Fund Statistics

  Total Net Assets$13,514,254
  # of Portfolio Holdings8
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	53.6%
Voya VACS Index Series I Portfolio	28.1%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.6%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.3%
Vanguard Long-Term Treasury ETF	1.2%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.6%
Equity	97.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: VSIBX

Voya Index Solution 2070 Portfolio

92915V862-SAR

Class I: VSICX

Voya Index Solution 2070 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2070 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$6	0.12%

Fund Statistics

  Total Net Assets$13,514,254
  # of Portfolio Holdings8
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	53.6%
Voya VACS Index Series I Portfolio	28.1%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.6%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.3%
Vanguard Long-Term Treasury ETF	1.2%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.6%
Equity	97.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: VSICX

Voya Index Solution 2070 Portfolio

92915V854-SAR

Class S: VSISX

Voya Index Solution 2070 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2070 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$19	0.37%

Fund Statistics

  Total Net Assets$13,514,254
  # of Portfolio Holdings8
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	53.6%
Voya VACS Index Series I Portfolio	28.1%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.6%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.3%
Vanguard Long-Term Treasury ETF	1.2%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.6%
Equity	97.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: VSISX

Voya Index Solution 2070 Portfolio

92915V847-SAR

Class S2: VSITX

Voya Index Solution 2070 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2070 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$27	0.52%

Fund Statistics

  Total Net Assets$13,514,254
  # of Portfolio Holdings8
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	53.6%
Voya VACS Index Series I Portfolio	28.1%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.6%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.3%
Vanguard Long-Term Treasury ETF	1.2%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.6%
Equity	97.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: VSITX

Voya Index Solution 2070 Portfolio

92915V821-SAR

Class Z: VSIZX

Voya Index Solution 2070 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution 2070 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class Z	$4	0.08%

Fund Statistics

  Total Net Assets$13,514,254
  # of Portfolio Holdings8
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya VACS Index Series S Portfolio	53.6%
Voya VACS Index Series I Portfolio	28.1%
Voya VACS Index Series EM Portfolio	8.0%
Voya VACS Index Series MC Portfolio	4.6%
Voya VACS Index Series SC Portfolio	3.1%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.3%
Vanguard Long-Term Treasury ETF	1.2%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.6%
Equity	97.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	54.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class Z: VSIZX

Voya Index Solution 2070 Portfolio

92915V813-SAR

Class ADV: ISKAX

Voya Index Solution Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$27	0.54%

Fund Statistics

  Total Net Assets$1,401,508,007
  # of Portfolio Holdings13
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	34.2%
Voya VACS Index Series S Portfolio	19.8%
Voya VACS Index Series I Portfolio	11.1%
Schwab U.S. TIPS ETF	8.9%
Voya Short Duration Bond Fund - Class R6	8.0%
Xtrackers USD High Yield Corporate Bond ETF	4.0%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard Total International Bond ETF	3.0%
Voya VACS Index Series EM Portfolio	3.0%
Voya U.S. Bond Index Portfolio - Class I	2.7%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	34.9%
Fixed Income	65.1%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	20.0%
US Mid Cap Blend	1.0%
International	11.0%
Emerging Markets	3.0%
Short Duration	8.0%
Core Fixed Income	37.0%
High Yield	4.0%
International Bonds	3.0%
TIPS	10.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISKAX

Voya Index Solution Income Portfolio

92914H559-SAR

Class I: ISKIX

Voya Index Solution Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$2	0.04%

Fund Statistics

  Total Net Assets$1,401,508,007
  # of Portfolio Holdings13
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	34.2%
Voya VACS Index Series S Portfolio	19.8%
Voya VACS Index Series I Portfolio	11.1%
Schwab U.S. TIPS ETF	8.9%
Voya Short Duration Bond Fund - Class R6	8.0%
Xtrackers USD High Yield Corporate Bond ETF	4.0%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard Total International Bond ETF	3.0%
Voya VACS Index Series EM Portfolio	3.0%
Voya U.S. Bond Index Portfolio - Class I	2.7%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	34.9%
Fixed Income	65.1%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	20.0%
US Mid Cap Blend	1.0%
International	11.0%
Emerging Markets	3.0%
Short Duration	8.0%
Core Fixed Income	37.0%
High Yield	4.0%
International Bonds	3.0%
TIPS	10.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISKIX

Voya Index Solution Income Portfolio

92914H674-SAR

Class S: ISKSX

Voya Index Solution Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$15	0.29%

Fund Statistics

  Total Net Assets$1,401,508,007
  # of Portfolio Holdings13
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	34.2%
Voya VACS Index Series S Portfolio	19.8%
Voya VACS Index Series I Portfolio	11.1%
Schwab U.S. TIPS ETF	8.9%
Voya Short Duration Bond Fund - Class R6	8.0%
Xtrackers USD High Yield Corporate Bond ETF	4.0%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard Total International Bond ETF	3.0%
Voya VACS Index Series EM Portfolio	3.0%
Voya U.S. Bond Index Portfolio - Class I	2.7%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	34.9%
Fixed Income	65.1%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	20.0%
US Mid Cap Blend	1.0%
International	11.0%
Emerging Markets	3.0%
Short Duration	8.0%
Core Fixed Income	37.0%
High Yield	4.0%
International Bonds	3.0%
TIPS	10.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISKSX

Voya Index Solution Income Portfolio

92914H617-SAR

Class S2: IIIPX

Voya Index Solution Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$22	0.44%

Fund Statistics

  Total Net Assets$1,401,508,007
  # of Portfolio Holdings13
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	34.2%
Voya VACS Index Series S Portfolio	19.8%
Voya VACS Index Series I Portfolio	11.1%
Schwab U.S. TIPS ETF	8.9%
Voya Short Duration Bond Fund - Class R6	8.0%
Xtrackers USD High Yield Corporate Bond ETF	4.0%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard Total International Bond ETF	3.0%
Voya VACS Index Series EM Portfolio	3.0%
Voya U.S. Bond Index Portfolio - Class I	2.7%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	34.9%
Fixed Income	65.1%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	20.0%
US Mid Cap Blend	1.0%
International	11.0%
Emerging Markets	3.0%
Short Duration	8.0%
Core Fixed Income	37.0%
High Yield	4.0%
International Bonds	3.0%
TIPS	10.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IIIPX

Voya Index Solution Income Portfolio

92914L576-SAR

Class Z: VSZJX

Voya Index Solution Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class Z	$1	0.01%

Fund Statistics

  Total Net Assets$1,401,508,007
  # of Portfolio Holdings13
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	34.2%
Voya VACS Index Series S Portfolio	19.8%
Voya VACS Index Series I Portfolio	11.1%
Schwab U.S. TIPS ETF	8.9%
Voya Short Duration Bond Fund - Class R6	8.0%
Xtrackers USD High Yield Corporate Bond ETF	4.0%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard Total International Bond ETF	3.0%
Voya VACS Index Series EM Portfolio	3.0%
Voya U.S. Bond Index Portfolio - Class I	2.7%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	34.9%
Fixed Income	65.1%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	20.0%
US Mid Cap Blend	1.0%
International	11.0%
Emerging Markets	3.0%
Short Duration	8.0%
Core Fixed Income	37.0%
High Yield	4.0%
International Bonds	3.0%
TIPS	10.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class Z: VSZJX

Voya Index Solution Income Portfolio

92914J530-SAR

Class ADV: IFTAX

Voya International High Dividend Low Volatility Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya International High Dividend Low Volatility Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$65	1.26%

Fund Statistics

  Total Net Assets$171,465,964
  # of Portfolio Holdings177
  Portfolio Turnover Rate41%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Allianz SE	2.3%
Shell PLC	2.1%
British American Tobacco PLC	1.5%
Enel SpA	1.4%
Intesa Sanpaolo SpA	1.4%
ING Groep NV	1.4%
BP PLC	1.4%
Iberdrola SA	1.3%
BNP Paribas SA	1.2%
Oversea-Chinese Banking Corp. Ltd.	1.2%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.6%
Countries-Other	12.7%
Spain	3.3%
Norway	3.4%
Switzerland	5.0%
United States	6.0%
Italy	6.0%
Germany	6.1%
Netherlands	6.2%
Australia	6.9%
France	9.2%
United Kingdom	11.6%
Japan	22.0%

Sector Allocation

Table Summary
Value	Value
Financials	37.0%
Industrials	11.5%
Consumer Staples	10.5%
Health Care	7.1%
Utilities	7.0%
Energy	6.9%
Communication Services	5.6%
Materials	5.5%
Consumer Discretionary	3.1%
Real Estate	2.3%
Information Technology	1.9%
Exchange-Traded Funds	0.5%
Short-Term Investments	1.3%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IFTAX

Voya International High Dividend Low Volatility Portfolio

92914H484-SAR

Class I: IFTIX

Voya International High Dividend Low Volatility Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya International High Dividend Low Volatility Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$39	0.76%

Fund Statistics

  Total Net Assets$171,465,964
  # of Portfolio Holdings177
  Portfolio Turnover Rate41%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Allianz SE	2.3%
Shell PLC	2.1%
British American Tobacco PLC	1.5%
Enel SpA	1.4%
Intesa Sanpaolo SpA	1.4%
ING Groep NV	1.4%
BP PLC	1.4%
Iberdrola SA	1.3%
BNP Paribas SA	1.2%
Oversea-Chinese Banking Corp. Ltd.	1.2%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.6%
Countries-Other	12.7%
Spain	3.3%
Norway	3.4%
Switzerland	5.0%
United States	6.0%
Italy	6.0%
Germany	6.1%
Netherlands	6.2%
Australia	6.9%
France	9.2%
United Kingdom	11.6%
Japan	22.0%

Sector Allocation

Table Summary
Value	Value
Financials	37.0%
Industrials	11.5%
Consumer Staples	10.5%
Health Care	7.1%
Utilities	7.0%
Energy	6.9%
Communication Services	5.6%
Materials	5.5%
Consumer Discretionary	3.1%
Real Estate	2.3%
Information Technology	1.9%
Exchange-Traded Funds	0.5%
Short-Term Investments	1.3%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IFTIX

Voya International High Dividend Low Volatility Portfolio

92914H492-SAR

Class S: IFTSX

Voya International High Dividend Low Volatility Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya International High Dividend Low Volatility Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$50	0.98%

Fund Statistics

  Total Net Assets$171,465,964
  # of Portfolio Holdings177
  Portfolio Turnover Rate41%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Allianz SE	2.3%
Shell PLC	2.1%
British American Tobacco PLC	1.5%
Enel SpA	1.4%
Intesa Sanpaolo SpA	1.4%
ING Groep NV	1.4%
BP PLC	1.4%
Iberdrola SA	1.3%
BNP Paribas SA	1.2%
Oversea-Chinese Banking Corp. Ltd.	1.2%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.6%
Countries-Other	12.7%
Spain	3.3%
Norway	3.4%
Switzerland	5.0%
United States	6.0%
Italy	6.0%
Germany	6.1%
Netherlands	6.2%
Australia	6.9%
France	9.2%
United Kingdom	11.6%
Japan	22.0%

Sector Allocation

Table Summary
Value	Value
Financials	37.0%
Industrials	11.5%
Consumer Staples	10.5%
Health Care	7.1%
Utilities	7.0%
Energy	6.9%
Communication Services	5.6%
Materials	5.5%
Consumer Discretionary	3.1%
Real Estate	2.3%
Information Technology	1.9%
Exchange-Traded Funds	0.5%
Short-Term Investments	1.3%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IFTSX

Voya International High Dividend Low Volatility Portfolio

92914H518-SAR

Class S2: ITFEX

Voya International High Dividend Low Volatility Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya International High Dividend Low Volatility Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$60	1.16%

Fund Statistics

  Total Net Assets$171,465,964
  # of Portfolio Holdings177
  Portfolio Turnover Rate41%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Allianz SE	2.3%
Shell PLC	2.1%
British American Tobacco PLC	1.5%
Enel SpA	1.4%
Intesa Sanpaolo SpA	1.4%
ING Groep NV	1.4%
BP PLC	1.4%
Iberdrola SA	1.3%
BNP Paribas SA	1.2%
Oversea-Chinese Banking Corp. Ltd.	1.2%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.6%
Countries-Other	12.7%
Spain	3.3%
Norway	3.4%
Switzerland	5.0%
United States	6.0%
Italy	6.0%
Germany	6.1%
Netherlands	6.2%
Australia	6.9%
France	9.2%
United Kingdom	11.6%
Japan	22.0%

Sector Allocation

Table Summary
Value	Value
Financials	37.0%
Industrials	11.5%
Consumer Staples	10.5%
Health Care	7.1%
Utilities	7.0%
Energy	6.9%
Communication Services	5.6%
Materials	5.5%
Consumer Discretionary	3.1%
Real Estate	2.3%
Information Technology	1.9%
Exchange-Traded Funds	0.5%
Short-Term Investments	1.3%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ITFEX

Voya International High Dividend Low Volatility Portfolio

92914L485-SAR

Class ADV: ISNFX

Voya Solution 2030 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution 2030 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$41	0.79%

Fund Statistics

  Total Net Assets$78,501,443
  # of Portfolio Holdings19
  Portfolio Turnover Rate32%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	19.8%
Voya Intermediate Bond Fund - Class R6	18.1%
Voya Multi-Manager International Equity Fund - Class I	11.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Vanguard FTSE Developed Markets ETF	5.9%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.0%
Voya Large Cap Value Fund - Class R6	4.1%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	3.9%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard Total International Bond ETF	3.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	36.1%
Equity	63.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	26.0%
US Large Growth	4.0%
US Large Value	4.0%
US Mid Cap Blend	2.0%
US Small Cap	2.0%
International	17.5%
Emerging Markets	4.5%
Short Duration	2.0%
Core Fixed Income	27.0%
High Yield	2.0%
International Bonds	3.0%
TIPS	3.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISNFX

Voya Solution 2030 Portfolio

92914J852-SAR

Class I: ISNGX

Voya Solution 2030 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution 2030 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$15	0.29%

Fund Statistics

  Total Net Assets$78,501,443
  # of Portfolio Holdings19
  Portfolio Turnover Rate32%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	19.8%
Voya Intermediate Bond Fund - Class R6	18.1%
Voya Multi-Manager International Equity Fund - Class I	11.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Vanguard FTSE Developed Markets ETF	5.9%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.0%
Voya Large Cap Value Fund - Class R6	4.1%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	3.9%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard Total International Bond ETF	3.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	36.1%
Equity	63.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	26.0%
US Large Growth	4.0%
US Large Value	4.0%
US Mid Cap Blend	2.0%
US Small Cap	2.0%
International	17.5%
Emerging Markets	4.5%
Short Duration	2.0%
Core Fixed Income	27.0%
High Yield	2.0%
International Bonds	3.0%
TIPS	3.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISNGX

Voya Solution 2030 Portfolio

92914J746-SAR

Class S: ISNHX

Voya Solution 2030 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution 2030 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$28	0.54%

Fund Statistics

  Total Net Assets$78,501,443
  # of Portfolio Holdings19
  Portfolio Turnover Rate32%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	19.8%
Voya Intermediate Bond Fund - Class R6	18.1%
Voya Multi-Manager International Equity Fund - Class I	11.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Vanguard FTSE Developed Markets ETF	5.9%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.0%
Voya Large Cap Value Fund - Class R6	4.1%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	3.9%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard Total International Bond ETF	3.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	36.1%
Equity	63.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	26.0%
US Large Growth	4.0%
US Large Value	4.0%
US Mid Cap Blend	2.0%
US Small Cap	2.0%
International	17.5%
Emerging Markets	4.5%
Short Duration	2.0%
Core Fixed Income	27.0%
High Yield	2.0%
International Bonds	3.0%
TIPS	3.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISNHX

Voya Solution 2030 Portfolio

92914J639-SAR

Class S2: ISNIX

Voya Solution 2030 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution 2030 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$35	0.69%

Fund Statistics

  Total Net Assets$78,501,443
  # of Portfolio Holdings19
  Portfolio Turnover Rate32%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	19.8%
Voya Intermediate Bond Fund - Class R6	18.1%
Voya Multi-Manager International Equity Fund - Class I	11.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Vanguard FTSE Developed Markets ETF	5.9%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.0%
Voya Large Cap Value Fund - Class R6	4.1%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	3.9%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard Total International Bond ETF	3.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	36.1%
Equity	63.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	26.0%
US Large Growth	4.0%
US Large Value	4.0%
US Mid Cap Blend	2.0%
US Small Cap	2.0%
International	17.5%
Emerging Markets	4.5%
Short Duration	2.0%
Core Fixed Income	27.0%
High Yield	2.0%
International Bonds	3.0%
TIPS	3.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISNIX

Voya Solution 2030 Portfolio

92914J548-SAR

Class ADV: ISQAX

Voya Solution 2035 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution 2035 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$40	0.78%

Fund Statistics

  Total Net Assets$644,556,538
  # of Portfolio Holdings17
  Portfolio Turnover Rate20%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	26.0%
Voya Intermediate Bond Fund - Class R6	14.8%
Voya Multi-Manager International Equity Fund - Class I	13.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Vanguard FTSE Developed Markets ETF	6.0%
Voya Large Cap Value Fund - Class R6	4.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4.0%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	3.9%
Vanguard Long-Term Treasury ETF	3.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.6%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	25.8%
Equity	74.2%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	32.2%
US Large Growth	4.0%
US Large Value	4.0%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
International	20.0%
Emerging Markets	5.0%
Core Fixed Income	22.8%
High Yield	2.0%
International Bonds	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISQAX

Voya Solution 2035 Portfolio

92914H856-SAR

Class I: ISQIX

Voya Solution 2035 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution 2035 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$14	0.28%

Fund Statistics

  Total Net Assets$644,556,538
  # of Portfolio Holdings17
  Portfolio Turnover Rate20%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	26.0%
Voya Intermediate Bond Fund - Class R6	14.8%
Voya Multi-Manager International Equity Fund - Class I	13.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Vanguard FTSE Developed Markets ETF	6.0%
Voya Large Cap Value Fund - Class R6	4.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4.0%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	3.9%
Vanguard Long-Term Treasury ETF	3.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.6%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	25.8%
Equity	74.2%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	32.2%
US Large Growth	4.0%
US Large Value	4.0%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
International	20.0%
Emerging Markets	5.0%
Core Fixed Income	22.8%
High Yield	2.0%
International Bonds	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISQIX

Voya Solution 2035 Portfolio

92914H872-SAR

Class S: ISQSX

Voya Solution 2035 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution 2035 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$27	0.53%

Fund Statistics

  Total Net Assets$644,556,538
  # of Portfolio Holdings17
  Portfolio Turnover Rate20%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	26.0%
Voya Intermediate Bond Fund - Class R6	14.8%
Voya Multi-Manager International Equity Fund - Class I	13.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Vanguard FTSE Developed Markets ETF	6.0%
Voya Large Cap Value Fund - Class R6	4.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4.0%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	3.9%
Vanguard Long-Term Treasury ETF	3.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.6%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	25.8%
Equity	74.2%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	32.2%
US Large Growth	4.0%
US Large Value	4.0%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
International	20.0%
Emerging Markets	5.0%
Core Fixed Income	22.8%
High Yield	2.0%
International Bonds	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISQSX

Voya Solution 2035 Portfolio

92914H864-SAR

Class S2: ISPCX

Voya Solution 2035 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution 2035 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$35	0.68%

Fund Statistics

  Total Net Assets$644,556,538
  # of Portfolio Holdings17
  Portfolio Turnover Rate20%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	26.0%
Voya Intermediate Bond Fund - Class R6	14.8%
Voya Multi-Manager International Equity Fund - Class I	13.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
Vanguard FTSE Developed Markets ETF	6.0%
Voya Large Cap Value Fund - Class R6	4.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4.0%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	3.9%
Vanguard Long-Term Treasury ETF	3.0%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2.6%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	25.8%
Equity	74.2%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	32.2%
US Large Growth	4.0%
US Large Value	4.0%
US Mid Cap Blend	3.0%
US Small Cap	2.0%
International	20.0%
Emerging Markets	5.0%
Core Fixed Income	22.8%
High Yield	2.0%
International Bonds	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISPCX

Voya Solution 2035 Portfolio

92914L618-SAR

Class ADV: ISNKX

Voya Solution 2040 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution 2040 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$39	0.75%

Fund Statistics

  Total Net Assets$68,235,857
  # of Portfolio Holdings17
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	29.0%
Voya Multi-Manager International Equity Fund - Class I	16.2%
Voya Intermediate Bond Fund - Class R6	7.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.0%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.1%
Voya Large Cap Value Fund - Class R6	4.1%
Vanguard Long-Term Treasury ETF	3.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	15.6%
Equity	84.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	33.7%
US Large Growth	6.0%
US Large Value	6.0%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	23.3%
Emerging Markets	6.5%
Core Fixed Income	13.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISNKX

Voya Solution 2040 Portfolio

92914J563-SAR

Class I: ISNLX

Voya Solution 2040 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution 2040 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$13	0.25%

Fund Statistics

  Total Net Assets$68,235,857
  # of Portfolio Holdings17
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	29.0%
Voya Multi-Manager International Equity Fund - Class I	16.2%
Voya Intermediate Bond Fund - Class R6	7.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.0%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.1%
Voya Large Cap Value Fund - Class R6	4.1%
Vanguard Long-Term Treasury ETF	3.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	15.6%
Equity	84.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	33.7%
US Large Growth	6.0%
US Large Value	6.0%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	23.3%
Emerging Markets	6.5%
Core Fixed Income	13.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISNLX

Voya Solution 2040 Portfolio

92914J571-SAR

Class S: ISNMX

Voya Solution 2040 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution 2040 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$26	0.50%

Fund Statistics

  Total Net Assets$68,235,857
  # of Portfolio Holdings17
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	29.0%
Voya Multi-Manager International Equity Fund - Class I	16.2%
Voya Intermediate Bond Fund - Class R6	7.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.0%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.1%
Voya Large Cap Value Fund - Class R6	4.1%
Vanguard Long-Term Treasury ETF	3.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	15.6%
Equity	84.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	33.7%
US Large Growth	6.0%
US Large Value	6.0%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	23.3%
Emerging Markets	6.5%
Core Fixed Income	13.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISNMX

Voya Solution 2040 Portfolio

92914J589-SAR

Class S2: ISNNX

Voya Solution 2040 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution 2040 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$34	0.65%

Fund Statistics

  Total Net Assets$68,235,857
  # of Portfolio Holdings17
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	29.0%
Voya Multi-Manager International Equity Fund - Class I	16.2%
Voya Intermediate Bond Fund - Class R6	7.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.0%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.1%
Voya Large Cap Value Fund - Class R6	4.1%
Vanguard Long-Term Treasury ETF	3.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.0%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	15.6%
Equity	84.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	33.7%
US Large Growth	6.0%
US Large Value	6.0%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	23.3%
Emerging Markets	6.5%
Core Fixed Income	13.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISNNX

Voya Solution 2040 Portfolio

92914J597-SAR

Class ADV: ISRAX

Voya Solution 2045 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution 2045 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$40	0.76%

Fund Statistics

  Total Net Assets$537,221,568
  # of Portfolio Holdings16
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	33.7%
Voya Multi-Manager International Equity Fund - Class I	18.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.0%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.1%
Voya Large Cap Value Fund - Class R6	4.1%
Voya Intermediate Bond Fund - Class R6	3.5%
Vanguard FTSE Emerging Markets ETF	2.5%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.4%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	7.5%
Equity	92.5%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	38.5%
US Large Growth	6.0%
US Large Value	6.0%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	25.5%
Emerging Markets	7.5%
Core Fixed Income	6.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISRAX

Voya Solution 2045 Portfolio

92914H823-SAR

Class I: ISRIX

Voya Solution 2045 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution 2045 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$14	0.26%

Fund Statistics

  Total Net Assets$537,221,568
  # of Portfolio Holdings16
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	33.7%
Voya Multi-Manager International Equity Fund - Class I	18.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.0%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.1%
Voya Large Cap Value Fund - Class R6	4.1%
Voya Intermediate Bond Fund - Class R6	3.5%
Vanguard FTSE Emerging Markets ETF	2.5%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.4%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	7.5%
Equity	92.5%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	38.5%
US Large Growth	6.0%
US Large Value	6.0%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	25.5%
Emerging Markets	7.5%
Core Fixed Income	6.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISRIX

Voya Solution 2045 Portfolio

92914H849-SAR

Class S: ISRSX

Voya Solution 2045 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution 2045 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$27	0.51%

Fund Statistics

  Total Net Assets$537,221,568
  # of Portfolio Holdings16
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	33.7%
Voya Multi-Manager International Equity Fund - Class I	18.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.0%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.1%
Voya Large Cap Value Fund - Class R6	4.1%
Voya Intermediate Bond Fund - Class R6	3.5%
Vanguard FTSE Emerging Markets ETF	2.5%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.4%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	7.5%
Equity	92.5%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	38.5%
US Large Growth	6.0%
US Large Value	6.0%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	25.5%
Emerging Markets	7.5%
Core Fixed Income	6.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISRSX

Voya Solution 2045 Portfolio

92914H831-SAR

Class S2: ISPDX

Voya Solution 2045 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution 2045 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$34	0.66%

Fund Statistics

  Total Net Assets$537,221,568
  # of Portfolio Holdings16
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	33.7%
Voya Multi-Manager International Equity Fund - Class I	18.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.0%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.1%
Voya Large Cap Value Fund - Class R6	4.1%
Voya Intermediate Bond Fund - Class R6	3.5%
Vanguard FTSE Emerging Markets ETF	2.5%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.4%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	7.5%
Equity	92.5%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	38.5%
US Large Growth	6.0%
US Large Value	6.0%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	25.5%
Emerging Markets	7.5%
Core Fixed Income	6.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISPDX

Voya Solution 2045 Portfolio

92914L626-SAR

Class ADV: ISNPX

Voya Solution 2050 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution 2050 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$40	0.76%

Fund Statistics

  Total Net Assets$63,452,340
  # of Portfolio Holdings15
  Portfolio Turnover Rate20%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	36.2%
Voya Multi-Manager International Equity Fund - Class I	19.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.4%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Large Cap Value Fund - Class R6	4.1%
Vanguard FTSE Emerging Markets ETF	2.9%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.3%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	2.0%
Equity	97.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	41.0%
US Large Growth	6.0%
US Large Value	6.0%
US Mid Cap Blend	4.0%
US Small Cap	3.0%
International	27.0%
Emerging Markets	8.0%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISNPX

Voya Solution 2050 Portfolio

92914J621-SAR

Class I: ISNQX

Voya Solution 2050 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution 2050 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$14	0.26%

Fund Statistics

  Total Net Assets$63,452,340
  # of Portfolio Holdings15
  Portfolio Turnover Rate20%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	36.2%
Voya Multi-Manager International Equity Fund - Class I	19.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.4%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Large Cap Value Fund - Class R6	4.1%
Vanguard FTSE Emerging Markets ETF	2.9%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.3%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	2.0%
Equity	97.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	41.0%
US Large Growth	6.0%
US Large Value	6.0%
US Mid Cap Blend	4.0%
US Small Cap	3.0%
International	27.0%
Emerging Markets	8.0%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISNQX

Voya Solution 2050 Portfolio

92914J647-SAR

Class S: ISNRX

Voya Solution 2050 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution 2050 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$27	0.51%

Fund Statistics

  Total Net Assets$63,452,340
  # of Portfolio Holdings15
  Portfolio Turnover Rate20%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	36.2%
Voya Multi-Manager International Equity Fund - Class I	19.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.4%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Large Cap Value Fund - Class R6	4.1%
Vanguard FTSE Emerging Markets ETF	2.9%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.3%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	2.0%
Equity	97.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	41.0%
US Large Growth	6.0%
US Large Value	6.0%
US Mid Cap Blend	4.0%
US Small Cap	3.0%
International	27.0%
Emerging Markets	8.0%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISNRX

Voya Solution 2050 Portfolio

92914J654-SAR

Class S2: ISNSX

Voya Solution 2050 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution 2050 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$35	0.66%

Fund Statistics

  Total Net Assets$63,452,340
  # of Portfolio Holdings15
  Portfolio Turnover Rate20%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	36.2%
Voya Multi-Manager International Equity Fund - Class I	19.5%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.5%
Vanguard FTSE Developed Markets ETF	7.4%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Large Cap Value Fund - Class R6	4.1%
Vanguard FTSE Emerging Markets ETF	2.9%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.3%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	2.0%
Equity	97.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	41.0%
US Large Growth	6.0%
US Large Value	6.0%
US Mid Cap Blend	4.0%
US Small Cap	3.0%
International	27.0%
Emerging Markets	8.0%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISNSX

Voya Solution 2050 Portfolio

92914J662-SAR

Class ADV: IASPX

Voya Solution 2055 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution 2055 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$41	0.79%

Fund Statistics

  Total Net Assets$215,721,835
  # of Portfolio Holdings14
  Portfolio Turnover Rate21%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	38.7%
Voya Multi-Manager International Equity Fund - Class I	19.9%
Vanguard FTSE Developed Markets ETF	7.4%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	5.0%
Voya Large Cap Value Fund - Class R6	4.1%
Vanguard FTSE Emerging Markets ETF	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	1.0%
Equity	98.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	42.0%
US Large Growth	6.0%
US Large Value	6.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.5%
Emerging Markets	8.0%
Core Fixed Income	2.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IASPX

Voya Solution 2055 Portfolio

92914L741-SAR

Class I: IISPX

Voya Solution 2055 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution 2055 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$15	0.29%

Fund Statistics

  Total Net Assets$215,721,835
  # of Portfolio Holdings14
  Portfolio Turnover Rate21%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	38.7%
Voya Multi-Manager International Equity Fund - Class I	19.9%
Vanguard FTSE Developed Markets ETF	7.4%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	5.0%
Voya Large Cap Value Fund - Class R6	4.1%
Vanguard FTSE Emerging Markets ETF	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	1.0%
Equity	98.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	42.0%
US Large Growth	6.0%
US Large Value	6.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.5%
Emerging Markets	8.0%
Core Fixed Income	2.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IISPX

Voya Solution 2055 Portfolio

92914L758-SAR

Class S: ISSPX

Voya Solution 2055 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution 2055 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$28	0.54%

Fund Statistics

  Total Net Assets$215,721,835
  # of Portfolio Holdings14
  Portfolio Turnover Rate21%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	38.7%
Voya Multi-Manager International Equity Fund - Class I	19.9%
Vanguard FTSE Developed Markets ETF	7.4%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	5.0%
Voya Large Cap Value Fund - Class R6	4.1%
Vanguard FTSE Emerging Markets ETF	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	1.0%
Equity	98.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	42.0%
US Large Growth	6.0%
US Large Value	6.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.5%
Emerging Markets	8.0%
Core Fixed Income	2.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISSPX

Voya Solution 2055 Portfolio

92914L766-SAR

Class S2: ITSPX

Voya Solution 2055 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution 2055 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$36	0.69%

Fund Statistics

  Total Net Assets$215,721,835
  # of Portfolio Holdings14
  Portfolio Turnover Rate21%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	38.7%
Voya Multi-Manager International Equity Fund - Class I	19.9%
Vanguard FTSE Developed Markets ETF	7.4%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	5.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	5.0%
Voya Large Cap Value Fund - Class R6	4.1%
Vanguard FTSE Emerging Markets ETF	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	1.0%
Equity	98.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	42.0%
US Large Growth	6.0%
US Large Value	6.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	27.5%
Emerging Markets	8.0%
Core Fixed Income	2.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ITSPX

Voya Solution 2055 Portfolio

92914L774-SAR

Class ADV: VSPAX

Voya Solution 2060 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution 2060 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$41	0.78%

Fund Statistics

  Total Net Assets$47,218,066
  # of Portfolio Holdings14
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	20.5%
Vanguard FTSE Developed Markets ETF	7.4%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Large Cap Value Fund - Class R6	5.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3.7%
Vanguard FTSE Emerging Markets ETF	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	1.0%
Equity	99.0%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	40.0%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: VSPAX

Voya Solution 2060 Portfolio

92914L337-SAR

Class I: VSIPX

Voya Solution 2060 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution 2060 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$15	0.28%

Fund Statistics

  Total Net Assets$47,218,066
  # of Portfolio Holdings14
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	20.5%
Vanguard FTSE Developed Markets ETF	7.4%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Large Cap Value Fund - Class R6	5.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3.7%
Vanguard FTSE Emerging Markets ETF	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	1.0%
Equity	99.0%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	40.0%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: VSIPX

Voya Solution 2060 Portfolio

92914L329-SAR

Class S: VSPSX

Voya Solution 2060 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution 2060 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$28	0.53%

Fund Statistics

  Total Net Assets$47,218,066
  # of Portfolio Holdings14
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	20.5%
Vanguard FTSE Developed Markets ETF	7.4%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Large Cap Value Fund - Class R6	5.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3.7%
Vanguard FTSE Emerging Markets ETF	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	1.0%
Equity	99.0%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	40.0%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: VSPSX

Voya Solution 2060 Portfolio

92914L311-SAR

Class S2: VSSPX

Voya Solution 2060 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution 2060 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$36	0.68%

Fund Statistics

  Total Net Assets$47,218,066
  # of Portfolio Holdings14
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	20.5%
Vanguard FTSE Developed Markets ETF	7.4%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Large Cap Value Fund - Class R6	5.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3.7%
Vanguard FTSE Emerging Markets ETF	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	1.0%
Equity	99.0%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	40.0%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: VSSPX

Voya Solution 2060 Portfolio

92914L295-SAR

Class ADV: VSAQX

Voya Solution 2065 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution 2065 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$41	0.78%

Fund Statistics

  Total Net Assets$31,204,371
  # of Portfolio Holdings14
  Portfolio Turnover Rate24%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	20.5%
Vanguard FTSE Developed Markets ETF	7.3%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Large Cap Value Fund - Class R6	5.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3.8%
Vanguard FTSE Emerging Markets ETF	2.9%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	1.0%
Equity	98.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	40.0%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: VSAQX

Voya Solution 2065 Portfolio

92914L154-SAR

Class I: VSQIX

Voya Solution 2065 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution 2065 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$15	0.28%

Fund Statistics

  Total Net Assets$31,204,371
  # of Portfolio Holdings14
  Portfolio Turnover Rate24%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	20.5%
Vanguard FTSE Developed Markets ETF	7.3%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Large Cap Value Fund - Class R6	5.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3.8%
Vanguard FTSE Emerging Markets ETF	2.9%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	1.0%
Equity	98.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	40.0%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: VSQIX

Voya Solution 2065 Portfolio

92914L147-SAR

Class S: VSSQX

Voya Solution 2065 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution 2065 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$28	0.53%

Fund Statistics

  Total Net Assets$31,204,371
  # of Portfolio Holdings14
  Portfolio Turnover Rate24%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	20.5%
Vanguard FTSE Developed Markets ETF	7.3%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Large Cap Value Fund - Class R6	5.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3.8%
Vanguard FTSE Emerging Markets ETF	2.9%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	1.0%
Equity	98.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	40.0%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: VSSQX

Voya Solution 2065 Portfolio

92914L139-SAR

Class S2: VSQUX

Voya Solution 2065 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution 2065 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$36	0.68%

Fund Statistics

  Total Net Assets$31,204,371
  # of Portfolio Holdings14
  Portfolio Turnover Rate24%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	20.5%
Vanguard FTSE Developed Markets ETF	7.3%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Large Cap Value Fund - Class R6	5.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3.8%
Vanguard FTSE Emerging Markets ETF	2.9%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	1.0%
Equity	98.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	40.0%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: VSQUX

Voya Solution 2065 Portfolio

92914L121-SAR

Class ADV: VSSAX

Voya Solution 2070 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution 2070 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$46	0.88%

Fund Statistics

  Total Net Assets$5,904,846
  # of Portfolio Holdings15
  Portfolio Turnover Rate22%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	20.7%
Vanguard FTSE Developed Markets ETF	7.1%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.3%
Voya Large Cap Value Fund - Class R6	5.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3.8%
Vanguard FTSE Emerging Markets ETF	2.8%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	1.1%
Equity	98.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	40.0%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: VSSAX

Voya Solution 2070 Portfolio

92915V797-SAR

Class I: VSSIX

Voya Solution 2070 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution 2070 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$20	0.38%

Fund Statistics

  Total Net Assets$5,904,846
  # of Portfolio Holdings15
  Portfolio Turnover Rate22%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	20.7%
Vanguard FTSE Developed Markets ETF	7.1%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.3%
Voya Large Cap Value Fund - Class R6	5.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3.8%
Vanguard FTSE Emerging Markets ETF	2.8%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	1.1%
Equity	98.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	40.0%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: VSSIX

Voya Solution 2070 Portfolio

92915V789-SAR

Class S: VSSSX

Voya Solution 2070 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution 2070 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$33	0.63%

Fund Statistics

  Total Net Assets$5,904,846
  # of Portfolio Holdings15
  Portfolio Turnover Rate22%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	20.7%
Vanguard FTSE Developed Markets ETF	7.1%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.3%
Voya Large Cap Value Fund - Class R6	5.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3.8%
Vanguard FTSE Emerging Markets ETF	2.8%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	1.1%
Equity	98.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	40.0%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: VSSSX

Voya Solution 2070 Portfolio

92915V763-SAR

Class S2: VSSTX

Voya Solution 2070 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution 2070 Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$41	0.78%

Fund Statistics

  Total Net Assets$5,904,846
  # of Portfolio Holdings15
  Portfolio Turnover Rate22%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	20.7%
Vanguard FTSE Developed Markets ETF	7.1%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	6.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.3%
Voya Large Cap Value Fund - Class R6	5.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3.8%
Vanguard FTSE Emerging Markets ETF	2.8%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.6%
Voya MI Dynamic Small Cap Fund - Class R6	2.1%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	1.1%
Equity	98.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	40.0%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	4.5%
US Small Cap	3.0%
International	28.0%
Emerging Markets	8.0%
Core Fixed Income	1.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: VSSTX

Voya Solution 2070 Portfolio

92915V755-SAR

Class ADV: IAVAX

Voya Solution Aggressive Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$38	0.73%

Fund Statistics

  Total Net Assets$228,906,293
  # of Portfolio Holdings14
  Portfolio Turnover Rate20%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	37.2%
Voya Multi-Manager International Equity Fund - Class I	9.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	6.2%
Voya Large Cap Value Fund - Class R6	6.1%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.9%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	4.9%
Voya MI Dynamic Small Cap Fund - Class R6	4.7%
Voya Large-Cap Growth Fund - Class R6	3.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3.6%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.5%
Equity	97.5%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	42.2%
US Large Growth	9.0%
US Large Value	9.0%
US Mid Cap Blend	11.8%
US Small Cap	7.5%
International	11.5%
Emerging Markets	3.5%
Core Fixed Income	5.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IAVAX

Voya Solution Aggressive Portfolio

92914L600-SAR

Class I: IAVIX

Voya Solution Aggressive Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$12	0.23%

Fund Statistics

  Total Net Assets$228,906,293
  # of Portfolio Holdings14
  Portfolio Turnover Rate20%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	37.2%
Voya Multi-Manager International Equity Fund - Class I	9.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	6.2%
Voya Large Cap Value Fund - Class R6	6.1%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.9%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	4.9%
Voya MI Dynamic Small Cap Fund - Class R6	4.7%
Voya Large-Cap Growth Fund - Class R6	3.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3.6%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.5%
Equity	97.5%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	42.2%
US Large Growth	9.0%
US Large Value	9.0%
US Mid Cap Blend	11.8%
US Small Cap	7.5%
International	11.5%
Emerging Markets	3.5%
Core Fixed Income	5.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IAVIX

Voya Solution Aggressive Portfolio

92914L501-SAR

Class R6: VYRMX

Voya Solution Aggressive Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$12	0.22%

Fund Statistics

  Total Net Assets$228,906,293
  # of Portfolio Holdings14
  Portfolio Turnover Rate20%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	37.2%
Voya Multi-Manager International Equity Fund - Class I	9.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	6.2%
Voya Large Cap Value Fund - Class R6	6.1%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.9%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	4.9%
Voya MI Dynamic Small Cap Fund - Class R6	4.7%
Voya Large-Cap Growth Fund - Class R6	3.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3.6%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.5%
Equity	97.5%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	42.2%
US Large Growth	9.0%
US Large Value	9.0%
US Mid Cap Blend	11.8%
US Small Cap	7.5%
International	11.5%
Emerging Markets	3.5%
Core Fixed Income	5.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYRMX

Voya Solution Aggressive Portfolio

92914L220-SAR

Class S: IAVSX

Voya Solution Aggressive Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$25	0.48%

Fund Statistics

  Total Net Assets$228,906,293
  # of Portfolio Holdings14
  Portfolio Turnover Rate20%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	37.2%
Voya Multi-Manager International Equity Fund - Class I	9.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	6.2%
Voya Large Cap Value Fund - Class R6	6.1%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.9%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	4.9%
Voya MI Dynamic Small Cap Fund - Class R6	4.7%
Voya Large-Cap Growth Fund - Class R6	3.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3.6%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.5%
Equity	97.5%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	42.2%
US Large Growth	9.0%
US Large Value	9.0%
US Mid Cap Blend	11.8%
US Small Cap	7.5%
International	11.5%
Emerging Markets	3.5%
Core Fixed Income	5.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IAVSX

Voya Solution Aggressive Portfolio

92914L402-SAR

Class S2: IAVTX

Voya Solution Aggressive Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$33	0.63%

Fund Statistics

  Total Net Assets$228,906,293
  # of Portfolio Holdings14
  Portfolio Turnover Rate20%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	37.2%
Voya Multi-Manager International Equity Fund - Class I	9.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Voya Multi-Manager Mid Cap Value Fund - Class I	6.2%
Voya Large Cap Value Fund - Class R6	6.1%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.9%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	4.9%
Voya MI Dynamic Small Cap Fund - Class R6	4.7%
Voya Large-Cap Growth Fund - Class R6	3.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3.6%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.5%
Equity	97.5%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	42.2%
US Large Growth	9.0%
US Large Value	9.0%
US Mid Cap Blend	11.8%
US Small Cap	7.5%
International	11.5%
Emerging Markets	3.5%
Core Fixed Income	5.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IAVTX

Voya Solution Aggressive Portfolio

92914L303-SAR

Class ADV: ISGAX

Voya Solution Balanced Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$40	0.78%

Fund Statistics

  Total Net Assets$210,422,807
  # of Portfolio Holdings15
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	28.2%
Voya Intermediate Bond Fund - Class R6	17.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya Short Duration Bond Fund - Class R6	8.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.0%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Large Cap Value Fund - Class R6	5.1%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	3.9%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.1%
Voya Large-Cap Growth Fund - Class R6	2.9%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	31.6%
Equity	68.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	34.4%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	5.8%
US Small Cap	2.0%
International	5.5%
Emerging Markets	2.8%
Short Duration	8.0%
Core Fixed Income	27.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISGAX

Voya Solution Balanced Portfolio

92914L386-SAR

Class I: ISGJX

Voya Solution Balanced Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$14	0.28%

Fund Statistics

  Total Net Assets$210,422,807
  # of Portfolio Holdings15
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	28.2%
Voya Intermediate Bond Fund - Class R6	17.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya Short Duration Bond Fund - Class R6	8.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.0%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Large Cap Value Fund - Class R6	5.1%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	3.9%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.1%
Voya Large-Cap Growth Fund - Class R6	2.9%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	31.6%
Equity	68.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	34.4%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	5.8%
US Small Cap	2.0%
International	5.5%
Emerging Markets	2.8%
Short Duration	8.0%
Core Fixed Income	27.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISGJX

Voya Solution Balanced Portfolio

92914L378-SAR

Class R6: VYRLX

Voya Solution Balanced Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$11	0.22%

Fund Statistics

  Total Net Assets$210,422,807
  # of Portfolio Holdings15
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	28.2%
Voya Intermediate Bond Fund - Class R6	17.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya Short Duration Bond Fund - Class R6	8.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.0%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Large Cap Value Fund - Class R6	5.1%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	3.9%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.1%
Voya Large-Cap Growth Fund - Class R6	2.9%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	31.6%
Equity	68.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	34.4%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	5.8%
US Small Cap	2.0%
International	5.5%
Emerging Markets	2.8%
Short Duration	8.0%
Core Fixed Income	27.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYRLX

Voya Solution Balanced Portfolio

92914L212-SAR

Class S: ISGKX

Voya Solution Balanced Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$27	0.53%

Fund Statistics

  Total Net Assets$210,422,807
  # of Portfolio Holdings15
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	28.2%
Voya Intermediate Bond Fund - Class R6	17.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya Short Duration Bond Fund - Class R6	8.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.0%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Large Cap Value Fund - Class R6	5.1%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	3.9%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.1%
Voya Large-Cap Growth Fund - Class R6	2.9%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	31.6%
Equity	68.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	34.4%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	5.8%
US Small Cap	2.0%
International	5.5%
Emerging Markets	2.8%
Short Duration	8.0%
Core Fixed Income	27.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISGKX

Voya Solution Balanced Portfolio

92914L360-SAR

Class S2: ISGTX

Voya Solution Balanced Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$35	0.68%

Fund Statistics

  Total Net Assets$210,422,807
  # of Portfolio Holdings15
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	28.2%
Voya Intermediate Bond Fund - Class R6	17.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya Short Duration Bond Fund - Class R6	8.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	6.0%
Voya Multi-Manager International Equity Fund - Class I	5.5%
Voya Large Cap Value Fund - Class R6	5.1%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	3.9%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.1%
Voya Large-Cap Growth Fund - Class R6	2.9%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	31.6%
Equity	68.4%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	34.4%
US Large Growth	7.0%
US Large Value	7.0%
US Mid Cap Blend	5.8%
US Small Cap	2.0%
International	5.5%
Emerging Markets	2.8%
Short Duration	8.0%
Core Fixed Income	27.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISGTX

Voya Solution Balanced Portfolio

92914L808-SAR

Class ADV: ICGAX

Voya Solution Conservative Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$38	0.75%

Fund Statistics

  Total Net Assets$88,280,498
  # of Portfolio Holdings18
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya Intermediate Bond Fund - Class R6	32.5%
Voya Short Duration Bond Fund - Class R6	14.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.0%
Voya High Yield Bond Fund - Class R6	5.0%
Schwab U.S. TIPS ETF	4.9%
Voya U.S. Stock Index Portfolio - Class I	4.4%
Voya Large Cap Value Fund - Class R6	3.1%
Voya Large-Cap Growth Fund - Class R6	2.9%
Vanguard Total International Bond ETF	2.5%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	31.1%
Fixed Income	68.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	10.5%
US Large Growth	3.0%
US Large Value	3.0%
US Mid Cap Blend	2.0%
US Small Cap	2.0%
International	4.3%
Emerging Markets	2.3%
Short Duration	14.0%
Core Fixed Income	45.4%
High Yield	5.0%
International Bonds	2.5%
TIPS	5.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ICGAX

Voya Solution Conservative Portfolio

92914L840-SAR

Class I: ICGIX

Voya Solution Conservative Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$13	0.25%

Fund Statistics

  Total Net Assets$88,280,498
  # of Portfolio Holdings18
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya Intermediate Bond Fund - Class R6	32.5%
Voya Short Duration Bond Fund - Class R6	14.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.0%
Voya High Yield Bond Fund - Class R6	5.0%
Schwab U.S. TIPS ETF	4.9%
Voya U.S. Stock Index Portfolio - Class I	4.4%
Voya Large Cap Value Fund - Class R6	3.1%
Voya Large-Cap Growth Fund - Class R6	2.9%
Vanguard Total International Bond ETF	2.5%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	31.1%
Fixed Income	68.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	10.5%
US Large Growth	3.0%
US Large Value	3.0%
US Mid Cap Blend	2.0%
US Small Cap	2.0%
International	4.3%
Emerging Markets	2.3%
Short Duration	14.0%
Core Fixed Income	45.4%
High Yield	5.0%
International Bonds	2.5%
TIPS	5.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ICGIX

Voya Solution Conservative Portfolio

92914L857-SAR

Class R6: VYRPX

Voya Solution Conservative Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$13	0.25%

Fund Statistics

  Total Net Assets$88,280,498
  # of Portfolio Holdings18
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya Intermediate Bond Fund - Class R6	32.5%
Voya Short Duration Bond Fund - Class R6	14.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.0%
Voya High Yield Bond Fund - Class R6	5.0%
Schwab U.S. TIPS ETF	4.9%
Voya U.S. Stock Index Portfolio - Class I	4.4%
Voya Large Cap Value Fund - Class R6	3.1%
Voya Large-Cap Growth Fund - Class R6	2.9%
Vanguard Total International Bond ETF	2.5%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	31.1%
Fixed Income	68.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	10.5%
US Large Growth	3.0%
US Large Value	3.0%
US Mid Cap Blend	2.0%
US Small Cap	2.0%
International	4.3%
Emerging Markets	2.3%
Short Duration	14.0%
Core Fixed Income	45.4%
High Yield	5.0%
International Bonds	2.5%
TIPS	5.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYRPX

Voya Solution Conservative Portfolio

92914L196-SAR

Class S: ICGSX

Voya Solution Conservative Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$25	0.50%

Fund Statistics

  Total Net Assets$88,280,498
  # of Portfolio Holdings18
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya Intermediate Bond Fund - Class R6	32.5%
Voya Short Duration Bond Fund - Class R6	14.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.0%
Voya High Yield Bond Fund - Class R6	5.0%
Schwab U.S. TIPS ETF	4.9%
Voya U.S. Stock Index Portfolio - Class I	4.4%
Voya Large Cap Value Fund - Class R6	3.1%
Voya Large-Cap Growth Fund - Class R6	2.9%
Vanguard Total International Bond ETF	2.5%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	31.1%
Fixed Income	68.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	10.5%
US Large Growth	3.0%
US Large Value	3.0%
US Mid Cap Blend	2.0%
US Small Cap	2.0%
International	4.3%
Emerging Markets	2.3%
Short Duration	14.0%
Core Fixed Income	45.4%
High Yield	5.0%
International Bonds	2.5%
TIPS	5.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ICGSX

Voya Solution Conservative Portfolio

92914L873-SAR

Class S2: ICGTX

Voya Solution Conservative Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$33	0.65%

Fund Statistics

  Total Net Assets$88,280,498
  # of Portfolio Holdings18
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya Intermediate Bond Fund - Class R6	32.5%
Voya Short Duration Bond Fund - Class R6	14.0%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.0%
Voya High Yield Bond Fund - Class R6	5.0%
Schwab U.S. TIPS ETF	4.9%
Voya U.S. Stock Index Portfolio - Class I	4.4%
Voya Large Cap Value Fund - Class R6	3.1%
Voya Large-Cap Growth Fund - Class R6	2.9%
Vanguard Total International Bond ETF	2.5%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	31.1%
Fixed Income	68.9%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	10.5%
US Large Growth	3.0%
US Large Value	3.0%
US Mid Cap Blend	2.0%
US Small Cap	2.0%
International	4.3%
Emerging Markets	2.3%
Short Duration	14.0%
Core Fixed Income	45.4%
High Yield	5.0%
International Bonds	2.5%
TIPS	5.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ICGTX

Voya Solution Conservative Portfolio

92914L881-SAR

Class ADV: ISWAX

Voya Solution Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution Income Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$40	0.79%

Fund Statistics

  Total Net Assets$478,443,848
  # of Portfolio Holdings18
  Portfolio Turnover Rate21%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya Intermediate Bond Fund - Class R6	24.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.0%
Voya Short Duration Bond Fund - Class R6	8.0%
Voya U.S. Stock Index Portfolio - Class I	7.9%
Voya Multi-Manager International Equity Fund - Class I	6.9%
Schwab U.S. TIPS ETF	6.9%
Vanguard FTSE Developed Markets ETF	4.1%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Large Cap Value Fund - Class R6	3.1%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	38.9%
Fixed Income	61.1%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	14.0%
US Large Growth	3.0%
US Large Value	3.0%
US Mid Cap Blend	1.0%
International	11.0%
Emerging Markets	3.0%
Short Duration	8.0%
Core Fixed Income	37.0%
High Yield	4.0%
International Bonds	3.0%
TIPS	10.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISWAX

Voya Solution Income Portfolio

92914H302-SAR

Class I: ISWIX

Voya Solution Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution Income Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$15	0.29%

Fund Statistics

  Total Net Assets$478,443,848
  # of Portfolio Holdings18
  Portfolio Turnover Rate21%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya Intermediate Bond Fund - Class R6	24.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.0%
Voya Short Duration Bond Fund - Class R6	8.0%
Voya U.S. Stock Index Portfolio - Class I	7.9%
Voya Multi-Manager International Equity Fund - Class I	6.9%
Schwab U.S. TIPS ETF	6.9%
Vanguard FTSE Developed Markets ETF	4.1%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Large Cap Value Fund - Class R6	3.1%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	38.9%
Fixed Income	61.1%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	14.0%
US Large Growth	3.0%
US Large Value	3.0%
US Mid Cap Blend	1.0%
International	11.0%
Emerging Markets	3.0%
Short Duration	8.0%
Core Fixed Income	37.0%
High Yield	4.0%
International Bonds	3.0%
TIPS	10.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISWIX

Voya Solution Income Portfolio

92914H104-SAR

Class S: ISWSX

Voya Solution Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution Income Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$27	0.54%

Fund Statistics

  Total Net Assets$478,443,848
  # of Portfolio Holdings18
  Portfolio Turnover Rate21%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya Intermediate Bond Fund - Class R6	24.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.0%
Voya Short Duration Bond Fund - Class R6	8.0%
Voya U.S. Stock Index Portfolio - Class I	7.9%
Voya Multi-Manager International Equity Fund - Class I	6.9%
Schwab U.S. TIPS ETF	6.9%
Vanguard FTSE Developed Markets ETF	4.1%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Large Cap Value Fund - Class R6	3.1%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	38.9%
Fixed Income	61.1%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	14.0%
US Large Growth	3.0%
US Large Value	3.0%
US Mid Cap Blend	1.0%
International	11.0%
Emerging Markets	3.0%
Short Duration	8.0%
Core Fixed Income	37.0%
High Yield	4.0%
International Bonds	3.0%
TIPS	10.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISWSX

Voya Solution Income Portfolio

92914H203-SAR

Class S2: IJKBX

Voya Solution Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution Income Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$35	0.69%

Fund Statistics

  Total Net Assets$478,443,848
  # of Portfolio Holdings18
  Portfolio Turnover Rate21%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya Intermediate Bond Fund - Class R6	24.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9.0%
Voya Short Duration Bond Fund - Class R6	8.0%
Voya U.S. Stock Index Portfolio - Class I	7.9%
Voya Multi-Manager International Equity Fund - Class I	6.9%
Schwab U.S. TIPS ETF	6.9%
Vanguard FTSE Developed Markets ETF	4.1%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Large Cap Value Fund - Class R6	3.1%

Asset Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	38.9%
Fixed Income	61.1%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	14.0%
US Large Growth	3.0%
US Large Value	3.0%
US Mid Cap Blend	1.0%
International	11.0%
Emerging Markets	3.0%
Short Duration	8.0%
Core Fixed Income	37.0%
High Yield	4.0%
International Bonds	3.0%
TIPS	10.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IJKBX

Voya Solution Income Portfolio

92914L634-SAR

Class ADV: IAGAX

Voya Solution Moderately Aggressive Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$40	0.78%

Fund Statistics

  Total Net Assets$90,371,546
  # of Portfolio Holdings15
  Portfolio Turnover Rate21%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	30.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya Intermediate Bond Fund - Class R6	8.5%
Voya Multi-Manager International Equity Fund - Class I	7.4%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.7%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.7%
Voya Short Duration Bond Fund - Class R6	5.5%
Voya Large Cap Value Fund - Class R6	5.1%
Voya Large-Cap Growth Fund - Class R6	3.9%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	3.9%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	17.0%
Equity	83.1%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	36.5%
US Large Growth	8.0%
US Large Value	8.0%
US Mid Cap Blend	11.0%
US Small Cap	4.5%
International	7.5%
Emerging Markets	3.5%
Short Duration	5.5%
Core Fixed Income	15.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IAGAX

Voya Solution Moderately Aggressive Portfolio

92914L790-SAR

Class I: IAGIX

Voya Solution Moderately Aggressive Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$15	0.28%

Fund Statistics

  Total Net Assets$90,371,546
  # of Portfolio Holdings15
  Portfolio Turnover Rate21%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	30.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya Intermediate Bond Fund - Class R6	8.5%
Voya Multi-Manager International Equity Fund - Class I	7.4%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.7%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.7%
Voya Short Duration Bond Fund - Class R6	5.5%
Voya Large Cap Value Fund - Class R6	5.1%
Voya Large-Cap Growth Fund - Class R6	3.9%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	3.9%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	17.0%
Equity	83.1%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	36.5%
US Large Growth	8.0%
US Large Value	8.0%
US Mid Cap Blend	11.0%
US Small Cap	4.5%
International	7.5%
Emerging Markets	3.5%
Short Duration	5.5%
Core Fixed Income	15.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IAGIX

Voya Solution Moderately Aggressive Portfolio

92914L816-SAR

Class R6: VYROX

Voya Solution Moderately Aggressive Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$15	0.28%

Fund Statistics

  Total Net Assets$90,371,546
  # of Portfolio Holdings15
  Portfolio Turnover Rate21%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	30.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya Intermediate Bond Fund - Class R6	8.5%
Voya Multi-Manager International Equity Fund - Class I	7.4%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.7%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.7%
Voya Short Duration Bond Fund - Class R6	5.5%
Voya Large Cap Value Fund - Class R6	5.1%
Voya Large-Cap Growth Fund - Class R6	3.9%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	3.9%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	17.0%
Equity	83.1%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	36.5%
US Large Growth	8.0%
US Large Value	8.0%
US Mid Cap Blend	11.0%
US Small Cap	4.5%
International	7.5%
Emerging Markets	3.5%
Short Duration	5.5%
Core Fixed Income	15.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYROX

Voya Solution Moderately Aggressive Portfolio

92914L188-SAR

Class S: IAGSX

Voya Solution Moderately Aggressive Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$28	0.53%

Fund Statistics

  Total Net Assets$90,371,546
  # of Portfolio Holdings15
  Portfolio Turnover Rate21%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	30.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya Intermediate Bond Fund - Class R6	8.5%
Voya Multi-Manager International Equity Fund - Class I	7.4%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.7%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.7%
Voya Short Duration Bond Fund - Class R6	5.5%
Voya Large Cap Value Fund - Class R6	5.1%
Voya Large-Cap Growth Fund - Class R6	3.9%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	3.9%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	17.0%
Equity	83.1%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	36.5%
US Large Growth	8.0%
US Large Value	8.0%
US Mid Cap Blend	11.0%
US Small Cap	4.5%
International	7.5%
Emerging Markets	3.5%
Short Duration	5.5%
Core Fixed Income	15.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IAGSX

Voya Solution Moderately Aggressive Portfolio

92914L824-SAR

Class S2: IAGTX

Voya Solution Moderately Aggressive Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$35	0.68%

Fund Statistics

  Total Net Assets$90,371,546
  # of Portfolio Holdings15
  Portfolio Turnover Rate21%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Voya U.S. Stock Index Portfolio - Class I	30.1%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya Intermediate Bond Fund - Class R6	8.5%
Voya Multi-Manager International Equity Fund - Class I	7.4%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.7%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.7%
Voya Short Duration Bond Fund - Class R6	5.5%
Voya Large Cap Value Fund - Class R6	5.1%
Voya Large-Cap Growth Fund - Class R6	3.9%
Voya Russell TM Large Cap Growth Index Portfolio - Class I	3.9%

Asset Weightings

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	17.0%
Equity	83.1%

Target Asset Allocations

Table Summary
Value	Value
US Large Blend	36.5%
US Large Growth	8.0%
US Large Value	8.0%
US Mid Cap Blend	11.0%
US Small Cap	4.5%
International	7.5%
Emerging Markets	3.5%
Short Duration	5.5%
Core Fixed Income	15.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IAGTX

Voya Solution Moderately Aggressive Portfolio

92914L832-SAR

Class ADV: IASAX

VY® American Century Small-Mid Cap Value Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® American Century Small-Mid Cap Value Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$72	1.36%

Fund Statistics

  Total Net Assets$271,177,648
  # of Portfolio Holdings236
  Portfolio Turnover Rate37%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Kimberly-Clark Corp.	1.6%
Commerce Bancshares, Inc.	1.4%
Zimmer Biomet Holdings, Inc.	1.4%
Henry Schein, Inc.	1.4%
Labcorp Holdings, Inc.	1.3%
Evergy, Inc.	1.1%
Packaging Corp. of America	1.1%
Xcel Energy, Inc.	1.1%
Becton Dickinson and Co.	1.1%
Enterprise Products Partners L.P.	1.1%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(4.0)%
Short-Term Investments	6.0%
Preferred Stock	0.3%
Common Stock	97.7%

Sector Allocation

Table Summary
Value	Value
Financials	21.6%
Industrials	15.6%
Health Care	11.6%
Information Technology	9.3%
Energy	7.9%
Real Estate	7.2%
Utilities	6.8%
Consumer Discretionary	6.3%
Consumer Staples	5.7%
Materials	4.7%
Communication Services	1.3%
Short-Term Investments	6.0%
Liabilities in Excess of Other Assets	(4.0)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IASAX

VY® American Century Small-Mid Cap Value Portfolio

92914K578-SAR

Class I: IACIX

VY® American Century Small-Mid Cap Value Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® American Century Small-Mid Cap Value Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$46	0.86%

Fund Statistics

  Total Net Assets$271,177,648
  # of Portfolio Holdings236
  Portfolio Turnover Rate37%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Kimberly-Clark Corp.	1.6%
Commerce Bancshares, Inc.	1.4%
Zimmer Biomet Holdings, Inc.	1.4%
Henry Schein, Inc.	1.4%
Labcorp Holdings, Inc.	1.3%
Evergy, Inc.	1.1%
Packaging Corp. of America	1.1%
Xcel Energy, Inc.	1.1%
Becton Dickinson and Co.	1.1%
Enterprise Products Partners L.P.	1.1%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(4.0)%
Short-Term Investments	6.0%
Preferred Stock	0.3%
Common Stock	97.7%

Sector Allocation

Table Summary
Value	Value
Financials	21.6%
Industrials	15.6%
Health Care	11.6%
Information Technology	9.3%
Energy	7.9%
Real Estate	7.2%
Utilities	6.8%
Consumer Discretionary	6.3%
Consumer Staples	5.7%
Materials	4.7%
Communication Services	1.3%
Short-Term Investments	6.0%
Liabilities in Excess of Other Assets	(4.0)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IACIX

VY® American Century Small-Mid Cap Value Portfolio

92914K552-SAR

Class S: IASSX

VY® American Century Small-Mid Cap Value Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® American Century Small-Mid Cap Value Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$59	1.11%

Fund Statistics

  Total Net Assets$271,177,648
  # of Portfolio Holdings236
  Portfolio Turnover Rate37%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Kimberly-Clark Corp.	1.6%
Commerce Bancshares, Inc.	1.4%
Zimmer Biomet Holdings, Inc.	1.4%
Henry Schein, Inc.	1.4%
Labcorp Holdings, Inc.	1.3%
Evergy, Inc.	1.1%
Packaging Corp. of America	1.1%
Xcel Energy, Inc.	1.1%
Becton Dickinson and Co.	1.1%
Enterprise Products Partners L.P.	1.1%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(4.0)%
Short-Term Investments	6.0%
Preferred Stock	0.3%
Common Stock	97.7%

Sector Allocation

Table Summary
Value	Value
Financials	21.6%
Industrials	15.6%
Health Care	11.6%
Information Technology	9.3%
Energy	7.9%
Real Estate	7.2%
Utilities	6.8%
Consumer Discretionary	6.3%
Consumer Staples	5.7%
Materials	4.7%
Communication Services	1.3%
Short-Term Investments	6.0%
Liabilities in Excess of Other Assets	(4.0)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IASSX

VY® American Century Small-Mid Cap Value Portfolio

92914K560-SAR

Class S2: ISMSX

VY® American Century Small-Mid Cap Value Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® American Century Small-Mid Cap Value Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$67	1.26%

Fund Statistics

  Total Net Assets$271,177,648
  # of Portfolio Holdings236
  Portfolio Turnover Rate37%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Kimberly-Clark Corp.	1.6%
Commerce Bancshares, Inc.	1.4%
Zimmer Biomet Holdings, Inc.	1.4%
Henry Schein, Inc.	1.4%
Labcorp Holdings, Inc.	1.3%
Evergy, Inc.	1.1%
Packaging Corp. of America	1.1%
Xcel Energy, Inc.	1.1%
Becton Dickinson and Co.	1.1%
Enterprise Products Partners L.P.	1.1%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(4.0)%
Short-Term Investments	6.0%
Preferred Stock	0.3%
Common Stock	97.7%

Sector Allocation

Table Summary
Value	Value
Financials	21.6%
Industrials	15.6%
Health Care	11.6%
Information Technology	9.3%
Energy	7.9%
Real Estate	7.2%
Utilities	6.8%
Consumer Discretionary	6.3%
Consumer Staples	5.7%
Materials	4.7%
Communication Services	1.3%
Short-Term Investments	6.0%
Liabilities in Excess of Other Assets	(4.0)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISMSX

VY® American Century Small-Mid Cap Value Portfolio

92914L428-SAR

Class ADV: IBSAX

VY® Baron Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$70	1.50%

Fund Statistics

  Total Net Assets$211,297,850
  # of Portfolio Holdings38
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
MSCI, Inc.	9.2%
IDEXX Laboratories, Inc.	5.5%
Guidewire Software, Inc.	5.2%
Arch Capital Group Ltd.	5.0%
Vail Resorts, Inc.	4.6%
Choice Hotels International, Inc.	4.5%
Primerica, Inc.	4.5%
Kinsale Capital Group, Inc.	4.3%
Gartner, Inc.	3.7%
Red Rock Resorts, Inc. - Class A	3.7%

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	6.5%
Common Stock	93.4%

Sector Allocation

Table Summary
Value	Value
Financials	28.7%
Information Technology	16.2%
Health Care	15.8%
Industrials	15.1%
Consumer Discretionary	14.1%
Real Estate	3.5%
Short-Term Investments	6.5%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IBSAX

VY® Baron Growth Portfolio

92914K610-SAR

Class I: IBGIX

VY® Baron Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$46	1.00%

Fund Statistics

  Total Net Assets$211,297,850
  # of Portfolio Holdings38
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
MSCI, Inc.	9.2%
IDEXX Laboratories, Inc.	5.5%
Guidewire Software, Inc.	5.2%
Arch Capital Group Ltd.	5.0%
Vail Resorts, Inc.	4.6%
Choice Hotels International, Inc.	4.5%
Primerica, Inc.	4.5%
Kinsale Capital Group, Inc.	4.3%
Gartner, Inc.	3.7%
Red Rock Resorts, Inc. - Class A	3.7%

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	6.5%
Common Stock	93.4%

Sector Allocation

Table Summary
Value	Value
Financials	28.7%
Information Technology	16.2%
Health Care	15.8%
Industrials	15.1%
Consumer Discretionary	14.1%
Real Estate	3.5%
Short-Term Investments	6.5%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IBGIX

VY® Baron Growth Portfolio

92914K586-SAR

Class R6: VYRBX

VY® Baron Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$46	1.00%

Fund Statistics

  Total Net Assets$211,297,850
  # of Portfolio Holdings38
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
MSCI, Inc.	9.2%
IDEXX Laboratories, Inc.	5.5%
Guidewire Software, Inc.	5.2%
Arch Capital Group Ltd.	5.0%
Vail Resorts, Inc.	4.6%
Choice Hotels International, Inc.	4.5%
Primerica, Inc.	4.5%
Kinsale Capital Group, Inc.	4.3%
Gartner, Inc.	3.7%
Red Rock Resorts, Inc. - Class A	3.7%

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	6.5%
Common Stock	93.4%

Sector Allocation

Table Summary
Value	Value
Financials	28.7%
Information Technology	16.2%
Health Care	15.8%
Industrials	15.1%
Consumer Discretionary	14.1%
Real Estate	3.5%
Short-Term Investments	6.5%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYRBX

VY® Baron Growth Portfolio

92915V102-SAR

Class S: IBSSX

VY® Baron Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$58	1.25%

Fund Statistics

  Total Net Assets$211,297,850
  # of Portfolio Holdings38
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
MSCI, Inc.	9.2%
IDEXX Laboratories, Inc.	5.5%
Guidewire Software, Inc.	5.2%
Arch Capital Group Ltd.	5.0%
Vail Resorts, Inc.	4.6%
Choice Hotels International, Inc.	4.5%
Primerica, Inc.	4.5%
Kinsale Capital Group, Inc.	4.3%
Gartner, Inc.	3.7%
Red Rock Resorts, Inc. - Class A	3.7%

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	6.5%
Common Stock	93.4%

Sector Allocation

Table Summary
Value	Value
Financials	28.7%
Information Technology	16.2%
Health Care	15.8%
Industrials	15.1%
Consumer Discretionary	14.1%
Real Estate	3.5%
Short-Term Investments	6.5%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IBSSX

VY® Baron Growth Portfolio

92914K594-SAR

Class S2: IBCGX

VY® Baron Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$65	1.40%

Fund Statistics

  Total Net Assets$211,297,850
  # of Portfolio Holdings38
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
MSCI, Inc.	9.2%
IDEXX Laboratories, Inc.	5.5%
Guidewire Software, Inc.	5.2%
Arch Capital Group Ltd.	5.0%
Vail Resorts, Inc.	4.6%
Choice Hotels International, Inc.	4.5%
Primerica, Inc.	4.5%
Kinsale Capital Group, Inc.	4.3%
Gartner, Inc.	3.7%
Red Rock Resorts, Inc. - Class A	3.7%

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	6.5%
Common Stock	93.4%

Sector Allocation

Table Summary
Value	Value
Financials	28.7%
Information Technology	16.2%
Health Care	15.8%
Industrials	15.1%
Consumer Discretionary	14.1%
Real Estate	3.5%
Short-Term Investments	6.5%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IBCGX

VY® Baron Growth Portfolio

92914L410-SAR

Class ADV: ISBAX

VY® Columbia Contrarian Core Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® Columbia Contrarian Core Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$63	1.21%

Fund Statistics

  Total Net Assets$75,585,501
  # of Portfolio Holdings79
  Portfolio Turnover Rate26%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
NVIDIA Corp.	8.2%
Apple, Inc.	6.2%
Microsoft Corp.	5.2%
Amazon.com, Inc.	4.8%
Alphabet, Inc. - Class A	3.4%
Broadcom, Inc.	3.3%
Alphabet, Inc. - Class C	2.7%
Eli Lilly & Co.	2.5%
Micron Technology, Inc.	2.4%
Meta Platforms, Inc. - Class A	2.4%

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.3%
Common Stock	99.6%

Sector Allocation

Table Summary
Value	Value
Information Technology	38.0%
Financials	12.7%
Communication Services	11.6%
Industrials	10.0%
Health Care	10.0%
Consumer Discretionary	9.9%
Energy	2.5%
Utilities	1.6%
Consumer Staples	1.2%
Real Estate	1.1%
Materials	1.0%
Short-Term Investments	0.3%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISBAX

VY® Columbia Contrarian Core Portfolio

92914K735-SAR

Class I: ISFIX

VY® Columbia Contrarian Core Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® Columbia Contrarian Core Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$37	0.71%

Fund Statistics

  Total Net Assets$75,585,501
  # of Portfolio Holdings79
  Portfolio Turnover Rate26%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
NVIDIA Corp.	8.2%
Apple, Inc.	6.2%
Microsoft Corp.	5.2%
Amazon.com, Inc.	4.8%
Alphabet, Inc. - Class A	3.4%
Broadcom, Inc.	3.3%
Alphabet, Inc. - Class C	2.7%
Eli Lilly & Co.	2.5%
Micron Technology, Inc.	2.4%
Meta Platforms, Inc. - Class A	2.4%

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.3%
Common Stock	99.6%

Sector Allocation

Table Summary
Value	Value
Information Technology	38.0%
Financials	12.7%
Communication Services	11.6%
Industrials	10.0%
Health Care	10.0%
Consumer Discretionary	9.9%
Energy	2.5%
Utilities	1.6%
Consumer Staples	1.2%
Real Estate	1.1%
Materials	1.0%
Short-Term Investments	0.3%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISFIX

VY® Columbia Contrarian Core Portfolio

92914K750-SAR

Class S: ISCSX

VY® Columbia Contrarian Core Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® Columbia Contrarian Core Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$50	0.96%

Fund Statistics

  Total Net Assets$75,585,501
  # of Portfolio Holdings79
  Portfolio Turnover Rate26%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
NVIDIA Corp.	8.2%
Apple, Inc.	6.2%
Microsoft Corp.	5.2%
Amazon.com, Inc.	4.8%
Alphabet, Inc. - Class A	3.4%
Broadcom, Inc.	3.3%
Alphabet, Inc. - Class C	2.7%
Eli Lilly & Co.	2.5%
Micron Technology, Inc.	2.4%
Meta Platforms, Inc. - Class A	2.4%

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.3%
Common Stock	99.6%

Sector Allocation

Table Summary
Value	Value
Information Technology	38.0%
Financials	12.7%
Communication Services	11.6%
Industrials	10.0%
Health Care	10.0%
Consumer Discretionary	9.9%
Energy	2.5%
Utilities	1.6%
Consumer Staples	1.2%
Real Estate	1.1%
Materials	1.0%
Short-Term Investments	0.3%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISCSX

VY® Columbia Contrarian Core Portfolio

92914K743-SAR

Class ADV: ICSAX

VY® Columbia Small Cap Value and Inflection Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® Columbia Small Cap Value and Inflection Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$79	1.43%

Fund Statistics

  Total Net Assets$74,811,169
  # of Portfolio Holdings105
  Portfolio Turnover Rate59%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Phillips Edison & Co., Inc.	2.0%
Amneal Pharmaceuticals, Inc.	1.9%
Fulton Financial Corp.	1.7%
Associated Banc-Corp.	1.7%
Polaris, Inc.	1.6%
Texas Capital Bancshares, Inc.	1.6%
Essent Group Ltd.	1.6%
Reynolds Consumer Products, Inc.	1.6%
OPENLANE, Inc.	1.6%
BankUnited, Inc.	1.5%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.1)%
Short-Term Investments	3.0%
Exchange-Traded Funds	0.5%
Common Stock	97.6%

Sector Allocation

Table Summary
Value	Value
Financials	20.8%
Industrials	14.8%
Real Estate	12.5%
Consumer Discretionary	10.1%
Health Care	8.9%
Information Technology	8.9%
Energy	8.3%
Materials	6.7%
Consumer Staples	2.9%
Utilities	1.9%
Communication Services	1.8%
Exchange-Traded Funds	0.5%
Short-Term Investments	3.0%
Liabilities in Excess of Other Assets	(1.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ICSAX

VY® Columbia Small Cap Value and Inflection Portfolio

92914L105-SAR

Class I: ICISX

VY® Columbia Small Cap Value and Inflection Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® Columbia Small Cap Value and Inflection Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$52	0.93%

Fund Statistics

  Total Net Assets$74,811,169
  # of Portfolio Holdings105
  Portfolio Turnover Rate59%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Phillips Edison & Co., Inc.	2.0%
Amneal Pharmaceuticals, Inc.	1.9%
Fulton Financial Corp.	1.7%
Associated Banc-Corp.	1.7%
Polaris, Inc.	1.6%
Texas Capital Bancshares, Inc.	1.6%
Essent Group Ltd.	1.6%
Reynolds Consumer Products, Inc.	1.6%
OPENLANE, Inc.	1.6%
BankUnited, Inc.	1.5%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.1)%
Short-Term Investments	3.0%
Exchange-Traded Funds	0.5%
Common Stock	97.6%

Sector Allocation

Table Summary
Value	Value
Financials	20.8%
Industrials	14.8%
Real Estate	12.5%
Consumer Discretionary	10.1%
Health Care	8.9%
Information Technology	8.9%
Energy	8.3%
Materials	6.7%
Consumer Staples	2.9%
Utilities	1.9%
Communication Services	1.8%
Exchange-Traded Funds	0.5%
Short-Term Investments	3.0%
Liabilities in Excess of Other Assets	(1.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ICISX

VY® Columbia Small Cap Value and Inflection Portfolio

92914L865-SAR

Class R6: VYRDX

VY® Columbia Small Cap Value and Inflection Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® Columbia Small Cap Value and Inflection Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$50	0.90%

Fund Statistics

  Total Net Assets$74,811,169
  # of Portfolio Holdings105
  Portfolio Turnover Rate59%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Phillips Edison & Co., Inc.	2.0%
Amneal Pharmaceuticals, Inc.	1.9%
Fulton Financial Corp.	1.7%
Associated Banc-Corp.	1.7%
Polaris, Inc.	1.6%
Texas Capital Bancshares, Inc.	1.6%
Essent Group Ltd.	1.6%
Reynolds Consumer Products, Inc.	1.6%
OPENLANE, Inc.	1.6%
BankUnited, Inc.	1.5%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.1)%
Short-Term Investments	3.0%
Exchange-Traded Funds	0.5%
Common Stock	97.6%

Sector Allocation

Table Summary
Value	Value
Financials	20.8%
Industrials	14.8%
Real Estate	12.5%
Consumer Discretionary	10.1%
Health Care	8.9%
Information Technology	8.9%
Energy	8.3%
Materials	6.7%
Consumer Staples	2.9%
Utilities	1.9%
Communication Services	1.8%
Exchange-Traded Funds	0.5%
Short-Term Investments	3.0%
Liabilities in Excess of Other Assets	(1.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYRDX

VY® Columbia Small Cap Value and Inflection Portfolio

92915V300-SAR

Class S: ICSSX

VY® Columbia Small Cap Value and Inflection Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® Columbia Small Cap Value and Inflection Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$66	1.18%

Fund Statistics

  Total Net Assets$74,811,169
  # of Portfolio Holdings105
  Portfolio Turnover Rate59%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Phillips Edison & Co., Inc.	2.0%
Amneal Pharmaceuticals, Inc.	1.9%
Fulton Financial Corp.	1.7%
Associated Banc-Corp.	1.7%
Polaris, Inc.	1.6%
Texas Capital Bancshares, Inc.	1.6%
Essent Group Ltd.	1.6%
Reynolds Consumer Products, Inc.	1.6%
OPENLANE, Inc.	1.6%
BankUnited, Inc.	1.5%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.1)%
Short-Term Investments	3.0%
Exchange-Traded Funds	0.5%
Common Stock	97.6%

Sector Allocation

Table Summary
Value	Value
Financials	20.8%
Industrials	14.8%
Real Estate	12.5%
Consumer Discretionary	10.1%
Health Care	8.9%
Information Technology	8.9%
Energy	8.3%
Materials	6.7%
Consumer Staples	2.9%
Utilities	1.9%
Communication Services	1.8%
Exchange-Traded Funds	0.5%
Short-Term Investments	3.0%
Liabilities in Excess of Other Assets	(1.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ICSSX

VY® Columbia Small Cap Value and Inflection Portfolio

92914L204-SAR

Class S2: ICVPX

VY® Columbia Small Cap Value and Inflection Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® Columbia Small Cap Value and Inflection Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$74	1.33%

Fund Statistics

  Total Net Assets$74,811,169
  # of Portfolio Holdings105
  Portfolio Turnover Rate59%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Phillips Edison & Co., Inc.	2.0%
Amneal Pharmaceuticals, Inc.	1.9%
Fulton Financial Corp.	1.7%
Associated Banc-Corp.	1.7%
Polaris, Inc.	1.6%
Texas Capital Bancshares, Inc.	1.6%
Essent Group Ltd.	1.6%
Reynolds Consumer Products, Inc.	1.6%
OPENLANE, Inc.	1.6%
BankUnited, Inc.	1.5%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.1)%
Short-Term Investments	3.0%
Exchange-Traded Funds	0.5%
Common Stock	97.6%

Sector Allocation

Table Summary
Value	Value
Financials	20.8%
Industrials	14.8%
Real Estate	12.5%
Consumer Discretionary	10.1%
Health Care	8.9%
Information Technology	8.9%
Energy	8.3%
Materials	6.7%
Consumer Staples	2.9%
Utilities	1.9%
Communication Services	1.8%
Exchange-Traded Funds	0.5%
Short-Term Investments	3.0%
Liabilities in Excess of Other Assets	(1.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ICVPX

VY® Columbia Small Cap Value and Inflection Portfolio

92914L394-SAR

Class ADV: IVKAX

VY® Invesco Comstock Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® Invesco Comstock Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$63	1.21%

Fund Statistics

  Total Net Assets$232,989,639
  # of Portfolio Holdings81
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	4.0%
Bank of America Corp.	3.4%
Cisco Systems, Inc.	3.0%
Wells Fargo & Co.	2.5%
CVS Health Corp.	2.5%
Microsoft Corp.	2.2%
Merck & Co., Inc.	2.2%
State Street Corp.	2.0%
Chevron Corp.	1.9%
Caterpillar, Inc.	1.8%

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	2.7%
Common Stock	97.3%

Sector Allocation

Table Summary
Value	Value
Financials	19.2%
Health Care	17.7%
Information Technology	12.6%
Industrials	12.5%
Energy	8.4%
Communication Services	6.9%
Consumer Staples	6.6%
Consumer Discretionary	5.4%
Utilities	4.0%
Materials	2.7%
Real Estate	1.3%
Short-Term Investments	2.7%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IVKAX

VY® Invesco Comstock Portfolio

92914K834-SAR

Class I: IVKIX

VY® Invesco Comstock Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® Invesco Comstock Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$37	0.71%

Fund Statistics

  Total Net Assets$232,989,639
  # of Portfolio Holdings81
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	4.0%
Bank of America Corp.	3.4%
Cisco Systems, Inc.	3.0%
Wells Fargo & Co.	2.5%
CVS Health Corp.	2.5%
Microsoft Corp.	2.2%
Merck & Co., Inc.	2.2%
State Street Corp.	2.0%
Chevron Corp.	1.9%
Caterpillar, Inc.	1.8%

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	2.7%
Common Stock	97.3%

Sector Allocation

Table Summary
Value	Value
Financials	19.2%
Health Care	17.7%
Information Technology	12.6%
Industrials	12.5%
Energy	8.4%
Communication Services	6.9%
Consumer Staples	6.6%
Consumer Discretionary	5.4%
Utilities	4.0%
Materials	2.7%
Real Estate	1.3%
Short-Term Investments	2.7%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IVKIX

VY® Invesco Comstock Portfolio

92914K818-SAR

Class S: IVKSX

VY® Invesco Comstock Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® Invesco Comstock Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$50	0.96%

Fund Statistics

  Total Net Assets$232,989,639
  # of Portfolio Holdings81
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Alphabet, Inc. - Class A	4.0%
Bank of America Corp.	3.4%
Cisco Systems, Inc.	3.0%
Wells Fargo & Co.	2.5%
CVS Health Corp.	2.5%
Microsoft Corp.	2.2%
Merck & Co., Inc.	2.2%
State Street Corp.	2.0%
Chevron Corp.	1.9%
Caterpillar, Inc.	1.8%

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	2.7%
Common Stock	97.3%

Sector Allocation

Table Summary
Value	Value
Financials	19.2%
Health Care	17.7%
Information Technology	12.6%
Industrials	12.5%
Energy	8.4%
Communication Services	6.9%
Consumer Staples	6.6%
Consumer Discretionary	5.4%
Utilities	4.0%
Materials	2.7%
Real Estate	1.3%
Short-Term Investments	2.7%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IVKSX

VY® Invesco Comstock Portfolio

92914K842-SAR

Class ADV: IUAAX

VY® Invesco Equity and Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® Invesco Equity and Income Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$59	1.15%

Fund Statistics

  Total Net Assets$463,526,757
  # of Portfolio Holdings349
  Portfolio Turnover Rate63%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
United States Treasury Notes, 4.125%, 06/30/31	2.4%
United States Treasury Notes, 4.125%, 06/15/29	2.2%
Amazon.com, Inc.	2.1%
Alphabet, Inc. - Class A	2.1%
Wells Fargo & Co.	2.1%
Bank of America Corp.	1.9%
Philip Morris International, Inc.	1.8%
Microsoft Corp.	1.7%
Johnson Controls International PLC	1.5%
Citizens Financial Group, Inc.	1.5%

Investment Type Allocation

Common Stock
64.6%
Corporate Bonds/Notes
13.7%
U.S. Treasury Obligations
7.8%
Convertible Bonds/Notes
6.9%
Equity-Linked Notes
2.6%
U.S. Government Agency Obligations
0.2%
Municipal Bonds
0.1%
Assets in Excess of Other Liabilities
4.1%
0%
10%
20%
30%
40%
50%
60%
70%

Table Summary
Value	Value
Assets in Excess of Other Liabilities	4.1%
Municipal Bonds	0.1%
U.S. Government Agency Obligations	0.2%
Equity-Linked Notes	2.6%
Convertible Bonds/Notes	6.9%
U.S. Treasury Obligations	7.8%
Corporate Bonds/Notes	13.7%
Common Stock	64.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IUAAX

VY® Invesco Equity and Income Portfolio

92914K875-SAR

Class I: IUAIX

VY® Invesco Equity and Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® Invesco Equity and Income Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$33	0.65%

Fund Statistics

  Total Net Assets$463,526,757
  # of Portfolio Holdings349
  Portfolio Turnover Rate63%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
United States Treasury Notes, 4.125%, 06/30/31	2.4%
United States Treasury Notes, 4.125%, 06/15/29	2.2%
Amazon.com, Inc.	2.1%
Alphabet, Inc. - Class A	2.1%
Wells Fargo & Co.	2.1%
Bank of America Corp.	1.9%
Philip Morris International, Inc.	1.8%
Microsoft Corp.	1.7%
Johnson Controls International PLC	1.5%
Citizens Financial Group, Inc.	1.5%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	4.1%
Municipal Bonds	0.1%
U.S. Government Agency Obligations	0.2%
Equity-Linked Notes	2.6%
Convertible Bonds/Notes	6.9%
U.S. Treasury Obligations	7.8%
Corporate Bonds/Notes	13.7%
Common Stock	64.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IUAIX

VY® Invesco Equity and Income Portfolio

92914K859-SAR

Class S: IUASX

VY® Invesco Equity and Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® Invesco Equity and Income Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$46	0.90%

Fund Statistics

  Total Net Assets$463,526,757
  # of Portfolio Holdings349
  Portfolio Turnover Rate63%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
United States Treasury Notes, 4.125%, 06/30/31	2.4%
United States Treasury Notes, 4.125%, 06/15/29	2.2%
Amazon.com, Inc.	2.1%
Alphabet, Inc. - Class A	2.1%
Wells Fargo & Co.	2.1%
Bank of America Corp.	1.9%
Philip Morris International, Inc.	1.8%
Microsoft Corp.	1.7%
Johnson Controls International PLC	1.5%
Citizens Financial Group, Inc.	1.5%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	4.1%
Municipal Bonds	0.1%
U.S. Government Agency Obligations	0.2%
Equity-Linked Notes	2.6%
Convertible Bonds/Notes	6.9%
U.S. Treasury Obligations	7.8%
Corporate Bonds/Notes	13.7%
Common Stock	64.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IUASX

VY® Invesco Equity and Income Portfolio

92914K867-SAR

Class S2: IVIPX

VY® Invesco Equity and Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® Invesco Equity and Income Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$53	1.03%

Fund Statistics

  Total Net Assets$463,526,757
  # of Portfolio Holdings349
  Portfolio Turnover Rate63%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
United States Treasury Notes, 4.125%, 06/30/31	2.4%
United States Treasury Notes, 4.125%, 06/15/29	2.2%
Amazon.com, Inc.	2.1%
Alphabet, Inc. - Class A	2.1%
Wells Fargo & Co.	2.1%
Bank of America Corp.	1.9%
Philip Morris International, Inc.	1.8%
Microsoft Corp.	1.7%
Johnson Controls International PLC	1.5%
Citizens Financial Group, Inc.	1.5%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	4.1%
Municipal Bonds	0.1%
U.S. Government Agency Obligations	0.2%
Equity-Linked Notes	2.6%
Convertible Bonds/Notes	6.9%
U.S. Treasury Obligations	7.8%
Corporate Bonds/Notes	13.7%
Common Stock	64.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IVIPX

VY® Invesco Equity and Income Portfolio

92914L493-SAR

Class ADV: IJMAX

VY® JPMorgan Mid Cap Value Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® JPMorgan Mid Cap Value Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$71	1.36%

Fund Statistics

  Total Net Assets$189,093,407
  # of Portfolio Holdings105
  Portfolio Turnover Rate45%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
IQVIA Holdings, Inc.	2.3%
MKS Instruments, Inc.	2.2%
Silgan Holdings, Inc.	1.8%
Healthpeak Properties, Inc.	1.7%
AMETEK, Inc.	1.7%
Fidelity National Information Services, Inc.	1.6%
Ameriprise Financial, Inc.	1.6%
M&T Bank Corp.	1.6%
GE HealthCare Technologies, Inc.	1.6%
First Citizens BancShares, Inc. - Class A	1.5%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.3)%
Short-Term Investments	3.3%
Common Stock	98.0%

Sector Allocation

Table Summary
Value	Value
Industrials	17.8%
Financials	14.6%
Health Care	11.9%
Information Technology	10.9%
Materials	8.1%
Consumer Discretionary	7.8%
Real Estate	7.7%
Utilities	7.2%
Energy	6.4%
Consumer Staples	3.7%
Communication Services	1.9%
Short-Term Investments	3.3%
Liabilities in Excess of Other Assets	(1.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IJMAX

VY® JPMorgan Mid Cap Value Portfolio

92914K644-SAR

Class I: IJMIX

VY® JPMorgan Mid Cap Value Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® JPMorgan Mid Cap Value Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$45	0.86%

Fund Statistics

  Total Net Assets$189,093,407
  # of Portfolio Holdings105
  Portfolio Turnover Rate45%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
IQVIA Holdings, Inc.	2.3%
MKS Instruments, Inc.	2.2%
Silgan Holdings, Inc.	1.8%
Healthpeak Properties, Inc.	1.7%
AMETEK, Inc.	1.7%
Fidelity National Information Services, Inc.	1.6%
Ameriprise Financial, Inc.	1.6%
M&T Bank Corp.	1.6%
GE HealthCare Technologies, Inc.	1.6%
First Citizens BancShares, Inc. - Class A	1.5%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.3)%
Short-Term Investments	3.3%
Common Stock	98.0%

Sector Allocation

Table Summary
Value	Value
Industrials	17.8%
Financials	14.6%
Health Care	11.9%
Information Technology	10.9%
Materials	8.1%
Consumer Discretionary	7.8%
Real Estate	7.7%
Utilities	7.2%
Energy	6.4%
Consumer Staples	3.7%
Communication Services	1.9%
Short-Term Investments	3.3%
Liabilities in Excess of Other Assets	(1.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IJMIX

VY® JPMorgan Mid Cap Value Portfolio

92914K628-SAR

Class S: IJMSX

VY® JPMorgan Mid Cap Value Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® JPMorgan Mid Cap Value Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$58	1.11%

Fund Statistics

  Total Net Assets$189,093,407
  # of Portfolio Holdings105
  Portfolio Turnover Rate45%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
IQVIA Holdings, Inc.	2.3%
MKS Instruments, Inc.	2.2%
Silgan Holdings, Inc.	1.8%
Healthpeak Properties, Inc.	1.7%
AMETEK, Inc.	1.7%
Fidelity National Information Services, Inc.	1.6%
Ameriprise Financial, Inc.	1.6%
M&T Bank Corp.	1.6%
GE HealthCare Technologies, Inc.	1.6%
First Citizens BancShares, Inc. - Class A	1.5%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.3)%
Short-Term Investments	3.3%
Common Stock	98.0%

Sector Allocation

Table Summary
Value	Value
Industrials	17.8%
Financials	14.6%
Health Care	11.9%
Information Technology	10.9%
Materials	8.1%
Consumer Discretionary	7.8%
Real Estate	7.7%
Utilities	7.2%
Energy	6.4%
Consumer Staples	3.7%
Communication Services	1.9%
Short-Term Investments	3.3%
Liabilities in Excess of Other Assets	(1.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IJMSX

VY® JPMorgan Mid Cap Value Portfolio

92914K636-SAR

Class S2: IJPMX

VY® JPMorgan Mid Cap Value Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® JPMorgan Mid Cap Value Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$66	1.26%

Fund Statistics

  Total Net Assets$189,093,407
  # of Portfolio Holdings105
  Portfolio Turnover Rate45%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
IQVIA Holdings, Inc.	2.3%
MKS Instruments, Inc.	2.2%
Silgan Holdings, Inc.	1.8%
Healthpeak Properties, Inc.	1.7%
AMETEK, Inc.	1.7%
Fidelity National Information Services, Inc.	1.6%
Ameriprise Financial, Inc.	1.6%
M&T Bank Corp.	1.6%
GE HealthCare Technologies, Inc.	1.6%
First Citizens BancShares, Inc. - Class A	1.5%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.3)%
Short-Term Investments	3.3%
Common Stock	98.0%

Sector Allocation

Table Summary
Value	Value
Industrials	17.8%
Financials	14.6%
Health Care	11.9%
Information Technology	10.9%
Materials	8.1%
Consumer Discretionary	7.8%
Real Estate	7.7%
Utilities	7.2%
Energy	6.4%
Consumer Staples	3.7%
Communication Services	1.9%
Short-Term Investments	3.3%
Liabilities in Excess of Other Assets	(1.3)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IJPMX

VY® JPMorgan Mid Cap Value Portfolio

92914L436-SAR

Class ADV: IAXAX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$68	1.31%

Fund Statistics

  Total Net Assets$963,157,359
  # of Portfolio Holdings307
  Portfolio Turnover Rate48%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Datadog, Inc. - Class A	2.6%
Cloudflare, Inc. - Class A	2.3%
Astera Labs, Inc.	2.1%
Comfort Systems USA, Inc.	2.1%
Snowflake, Inc. - Class A	1.7%
Teradyne, Inc.	1.6%
Cencora, Inc.	1.5%
Targa Resources Corp.	1.5%
Rocket Lab Corp.	1.5%
Simon Property Group, Inc.	1.5%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.6)%
Short-Term Investments	1.8%
Common Stock	99.8%

Sector Allocation

Table Summary
Value	Value
Information Technology	31.3%
Industrials	22.1%
Health Care	13.3%
Consumer Discretionary	11.9%
Financials	5.0%
Communication Services	4.6%
Energy	3.7%
Real Estate	2.1%
Materials	2.1%
Utilities	1.9%
Consumer Staples	1.8%
Short-Term Investments	1.8%
Liabilities in Excess of Other Assets	(1.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IAXAX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

92914K768-SAR

Class I: IAXIX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$42	0.81%

Fund Statistics

  Total Net Assets$963,157,359
  # of Portfolio Holdings307
  Portfolio Turnover Rate48%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Datadog, Inc. - Class A	2.6%
Cloudflare, Inc. - Class A	2.3%
Astera Labs, Inc.	2.1%
Comfort Systems USA, Inc.	2.1%
Snowflake, Inc. - Class A	1.7%
Teradyne, Inc.	1.6%
Cencora, Inc.	1.5%
Targa Resources Corp.	1.5%
Rocket Lab Corp.	1.5%
Simon Property Group, Inc.	1.5%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.6)%
Short-Term Investments	1.8%
Common Stock	99.8%

Sector Allocation

Table Summary
Value	Value
Information Technology	31.3%
Industrials	22.1%
Health Care	13.3%
Consumer Discretionary	11.9%
Financials	5.0%
Communication Services	4.6%
Energy	3.7%
Real Estate	2.1%
Materials	2.1%
Utilities	1.9%
Consumer Staples	1.8%
Short-Term Investments	1.8%
Liabilities in Excess of Other Assets	(1.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IAXIX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

92914K826-SAR

Class R6: VYRIX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$40	0.78%

Fund Statistics

  Total Net Assets$963,157,359
  # of Portfolio Holdings307
  Portfolio Turnover Rate48%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Datadog, Inc. - Class A	2.6%
Cloudflare, Inc. - Class A	2.3%
Astera Labs, Inc.	2.1%
Comfort Systems USA, Inc.	2.1%
Snowflake, Inc. - Class A	1.7%
Teradyne, Inc.	1.6%
Cencora, Inc.	1.5%
Targa Resources Corp.	1.5%
Rocket Lab Corp.	1.5%
Simon Property Group, Inc.	1.5%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.6)%
Short-Term Investments	1.8%
Common Stock	99.8%

Sector Allocation

Table Summary
Value	Value
Information Technology	31.3%
Industrials	22.1%
Health Care	13.3%
Consumer Discretionary	11.9%
Financials	5.0%
Communication Services	4.6%
Energy	3.7%
Real Estate	2.1%
Materials	2.1%
Utilities	1.9%
Consumer Staples	1.8%
Short-Term Investments	1.8%
Liabilities in Excess of Other Assets	(1.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYRIX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

92915V805-SAR

Class S: IAXSX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$55	1.06%

Fund Statistics

  Total Net Assets$963,157,359
  # of Portfolio Holdings307
  Portfolio Turnover Rate48%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Datadog, Inc. - Class A	2.6%
Cloudflare, Inc. - Class A	2.3%
Astera Labs, Inc.	2.1%
Comfort Systems USA, Inc.	2.1%
Snowflake, Inc. - Class A	1.7%
Teradyne, Inc.	1.6%
Cencora, Inc.	1.5%
Targa Resources Corp.	1.5%
Rocket Lab Corp.	1.5%
Simon Property Group, Inc.	1.5%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.6)%
Short-Term Investments	1.8%
Common Stock	99.8%

Sector Allocation

Table Summary
Value	Value
Information Technology	31.3%
Industrials	22.1%
Health Care	13.3%
Consumer Discretionary	11.9%
Financials	5.0%
Communication Services	4.6%
Energy	3.7%
Real Estate	2.1%
Materials	2.1%
Utilities	1.9%
Consumer Staples	1.8%
Short-Term Investments	1.8%
Liabilities in Excess of Other Assets	(1.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IAXSX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

92914K685-SAR

Class S2: IAXTX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$63	1.21%

Fund Statistics

  Total Net Assets$963,157,359
  # of Portfolio Holdings307
  Portfolio Turnover Rate48%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Datadog, Inc. - Class A	2.6%
Cloudflare, Inc. - Class A	2.3%
Astera Labs, Inc.	2.1%
Comfort Systems USA, Inc.	2.1%
Snowflake, Inc. - Class A	1.7%
Teradyne, Inc.	1.6%
Cencora, Inc.	1.5%
Targa Resources Corp.	1.5%
Rocket Lab Corp.	1.5%
Simon Property Group, Inc.	1.5%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.6)%
Short-Term Investments	1.8%
Common Stock	99.8%

Sector Allocation

Table Summary
Value	Value
Information Technology	31.3%
Industrials	22.1%
Health Care	13.3%
Consumer Discretionary	11.9%
Financials	5.0%
Communication Services	4.6%
Energy	3.7%
Real Estate	2.1%
Materials	2.1%
Utilities	1.9%
Consumer Staples	1.8%
Short-Term Investments	1.8%
Liabilities in Excess of Other Assets	(1.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IAXTX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

92914L469-SAR

(b)       Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Investments.

(a)       Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The semi-annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Semi-Annual Financial Statements and Other Information

June 30, 2026

Classes ADV, I, R6, S and S2

Voya Partners, Inc.

■	Voya Global Bond Portfolio	■	VY® Columbia Small Cap Value and Inflection
Portfolio (Formerly, VY® Columbia Small Cap
Value II Portfolio)
■	Voya Global Insights Portfolio	■	VY® Invesco Comstock Portfolio
■	Voya International High Dividend Low Volatility	■	VY® Invesco Equity and Income Portfolio
Portfolio
■	VY® American Century Small-Mid Cap Value	■	VY® JPMorgan Mid Cap Value Portfolio
Portfolio
■	VY® Baron Growth Portfolio	■	VY® T. Rowe Price Diversified Mid Cap Growth
Portfolio
■	VY® Columbia Contrarian Core Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/variable-portfolio/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2026 (UNAUDITED)

			Voya	VY® American
		Voya	International	Century
	Voya	Global	High Dividend	Small-Mid
	Global Bond	Insights	Low Volatility	Cap Value
	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in securities at fair value+*	$66,616,133	$949,426,592	$169,550,663	$265,829,851
Investments in affiliated underlying funds at fair value**	10,700,709	–	–	–
Short-term investments at fair value†	3,603,228	36,590,249	2,218,093	16,315,747
Cash	5,918	–	232,358	–
Cash collateral for futures contracts	301,685	–	–	–
Cash pledged for centrally cleared swaps (Note 2)	1,409,500	–	–	–
Foreign currencies at value‡	1,767,839	1,547,105	74,311	22,355
Receivables:
Investment securities sold	300,335	–	63,900	889,086
Fund shares sold	447,672	6,381	206,442	11,305
Dividends	56,889	396,585	350,108	570,412
Interest	587,835	–	416	–
Foreign tax reclaims	12,013	1,703,474	1,263,344	25,074
Variation margin on futures contracts	4,999	–	–	–
Variation margin on centrally cleared swaps	22,696	–	–	–
Unrealized appreciation on forward foreign currency contracts	213,477	–	–	25,999
Unrealized appreciation on forward premium swaptions	142,049	–	–	–
Unrealized appreciation on OTC swap agreements	10,369	–	–	–
Prepaid expenses	847	8,657	2,645	2,355
Reimbursement due from Investment Adviser	16,136	227,018	12,655	85,966
Due from broker	570,000	–	–	–
Other assets	9,638	59,049	29,337	11,978
Total assets	86,799,967	989,965,110	174,004,272	283,790,128

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2026 (UNAUDITED) (CONTINUED)

			Voya	VY® American
		Voya	International	Century
	Voya	Global	High Dividend	Small-Mid
	Global Bond	Insights	Low Volatility	Cap Value
	Portfolio	Portfolio	Portfolio	Portfolio
LIABILITIES:
Income distribution payable	299,640	–	–	–
Payable for investment securities purchased	914,506	2,462,628	64,056	1,155,504
Payable for investment securities purchased on a delayed-delivery or when-issued basis	4,212,124	–	–	–
Payable for fund shares redeemed	16,658	435,748	71,877	79,271
Payable upon receipt of securities loaned	261,433	21,515,007	2,218,093	10,978,969
Unrealized depreciation on forward foreign currency contracts	58,639	–	–	2,022
Unrealized depreciation on forward premium swaptions	296,186	–	–	–
Unrealized depreciation on OTC swap agreements	22,929	–	–	–
Payable for investment management fees	39,662	549,947	84,566	199,504
Payable for distribution and shareholder service fees	5,342	51,437	18,048	53,975
Payable to directors under the deferred compensation plan (Note 6)	9,638	59,049	29,337	11,978
Payable for directors fees	228	2,517	643	686
Payable for foreign capital gains tax	–	623,477	–	–
Payable for shareholder notification costs (Note 6)	–	55,811	–	–
Other accrued expenses and liabilities	56,163	481,172	51,688	130,571
Written options, at fair value^	6,223	–	–	–
Total liabilities	6,199,371	26,236,793	2,538,308	12,612,480
NET ASSETS	$80,600,596	$963,728,317	$171,465,964	$271,177,648
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$106,738,722	$703,677,393	$133,637,733	$216,390,118
Total distributable earnings (loss)	(26,138,126)	260,050,924	37,828,231	54,787,530
NET ASSETS	$80,600,596	$963,728,317	$171,465,964	$271,177,648
+ Including securities loaned at value	$250,858	$20,822,730	$2,109,053	$10,613,238
* Cost of investments in securities	$70,496,291	$751,234,336	$133,528,334	$241,704,560
** Cost of investments in affiliated underlying funds	$10,308,986	$–	$–	$–
† Cost of short-term investments	$3,603,236	$36,590,249	$2,218,093	$16,315,747
‡ Cost of foreign currencies	$1,765,967	$1,548,299	$73,895	$22,384
^ Premiums received on written options	$24,270	$–	$–	$–

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2026 (UNAUDITED) (CONTINUED)

			Voya	VY® American
		Voya	International	Century
	Voya	Global	High Dividend	Small-Mid
	Global Bond	Insights	Low Volatility	Cap Value
	Portfolio	Portfolio	Portfolio	Portfolio
Class ADV
Net assets	$11,668,466	$113,053,936	$41,678,449	$95,870,903
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,467,788	15,265,531	4,120,068	8,624,547
Net asset value and redemption price per share	$7.95	$7.41	$10.12	$11.12
Class I
Net assets	$66,089,942	$827,427,687	$125,632,257	$101,188,029
Shares authorized	100,000,000	250,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	8,158,538	82,920,451	12,194,549	7,997,146
Net asset value and redemption price per share	$8.10	$9.98	$10.30	$12.65
Class S
Net assets	$2,842,188	$19,885,432	$3,779,120	$72,191,144
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	351,230	2,501,946	369,447	5,870,061
Net asset value and redemption price per share	$8.09	$7.95	$10.23	$12.30
Class S2
Net assets	n/a	$3,361,262	$376,138	$1,927,572
Shares authorized	n/a	100,000,000	100,000,000	100,000,000
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	513,825	35,752	173,061
Net asset value and redemption price per share	n/a	$6.54	$10.52	$11.14

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2026 (UNAUDITED)

			VY®
	VY®	VY®	Columbia	VY®
	Baron	Columbia	Small Cap Value	Invesco
	Growth	Contrarian Core	and Inflection	Comstock
	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in securities at fair value*	$197,256,636	$75,314,207	$73,356,664	$226,677,099
Short-term investments at fair value†	13,743,482	226,649	2,281,361	6,331,594
Foreign currencies at value‡	2	–	–	7,482
Receivables:
Investment securities sold	–	890,023	572,257	–
Fund shares sold	606,621	6,855	13,911	103,114
Dividends	160,324	26,673	76,626	355,300
Interest	–	–	–	22
Foreign tax reclaims	–	6,404	–	66,800
Unrealized appreciation on forward foreign
currency contracts	–	–	–	62
Prepaid expenses	2,058	632	11,532	1,853
Reimbursement due from Investment Adviser	46,801	34,234	9,458	41,559
Other assets	27,190	10,401	7,395	16,373
Total assets	211,843,114	76,516,078	76,329,204	233,601,258
LIABILITIES:
Payable for investment securities purchased	–	332,972	1,243,629	118,801
Payable for fund shares redeemed	44,502	473,870	166,906	214,607
Unrealized depreciation on forward foreign currency contracts	–	–	–	32,251
Payable for investment management fees	164,399	56,447	50,817	133,483
Payable for distribution and shareholder service fees	47,656	22,324	14,442	34,824
Payable to directors under the deferred compensation plan (Note 6)	27,190	10,401	7,395	16,373
Payable for directors fees	600	187	168	575
Payable for proxy and solicitation costs (Note 6)	151,479	–	–	–
Other accrued expenses and liabilities	109,438	34,376	34,678	60,705
Total liabilities	545,264	930,577	1,518,035	611,619
NET ASSETS	$211,297,850	$75,585,501	$74,811,169	$232,989,639
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$46,439,051	$37,738,512	$35,877,274	$135,649,374
Total distributable earnings	164,858,799	37,846,989	38,933,895	97,340,265
NET ASSETS	$211,297,850	$75,585,501	$74,811,169	$232,989,639
* Cost of investments in securities	$73,558,159	$51,016,704	$60,458,015	$167,852,181
† Cost of short-term investments	$13,743,482	$226,649	$2,281,361	$6,331,594
‡ Cost of foreign currencies	$2	$–	$–	$7,482

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2026 (UNAUDITED) (CONTINUED)

			VY®
	VY®	VY®	Columbia	VY®
	Baron	Columbia	Small Cap Value	Invesco
	Growth	Contrarian Core	and Inflection	Comstock
	Portfolio	Portfolio	Portfolio	Portfolio
Class ADV
Net assets	$57,859,792	$39,405,263	$26,088,129	$32,566,984
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	8,189,308	2,371,810	1,623,607	1,416,620
Net asset value and redemption price per share	$7.07	$16.61	$16.07	$22.99
Class I
Net assets	$26,389,867	$7,628,926	$20,076,064	$95,610,801
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,159,273	378,127	1,152,683	4,082,613
Net asset value and redemption price per share	$12.22	$20.18	$17.42	$23.42
Class R6
Net assets	$10,085,397	n/a	$10,332,430	n/a
Shares authorized	100,000,000	n/a	100,000,000	n/a
Par value	$0.001	n/a	$0.001	n/a
Shares outstanding	822,935	n/a	592,074	n/a
Net asset value and redemption price per share	$12.26	n/a	$17.45	n/a
Class S
Net assets	$115,843,426	$28,551,312	$16,004,284	$104,811,854
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	11,929,412	1,520,505	927,547	4,474,206
Net asset value and redemption price per share	$9.71	$18.78	$17.25	$23.43
Class S2
Net assets	$1,119,368	n/a	$2,310,262	n/a
Shares authorized	100,000,000	n/a	100,000,000	n/a
Par value	$0.001	n/a	$0.001	n/a
Shares outstanding	148,102	n/a	143,763	n/a
Net asset value and redemption price per share	$7.56	n/a	$16.07	n/a

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2026 (UNAUDITED)

	VY®	VY®	VY®
	Invesco	JPMorgan	T. Rowe Price
	Equity and	Mid Cap	Diversified Mid Cap
	Income	Value	Growth
	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in securities at fair value+*	$444,705,868	$185,291,399	$961,923,885
Short-term investments at fair value†	22,518,488	6,326,420	16,874,889
Cash	–	–	643,731
Foreign currencies at value‡	28,261	–	–
Receivables:
Investment securities sold	780,077	–	2,600,631
Fund shares sold	205,318	80,594	15,052
Dividends	456,059	189,574	180,540
Interest	963,979	–	2,246
Foreign tax reclaims	43,419	–	6,433
Unrealized appreciation on forward foreign currency contracts	221	–	–
Prepaid expenses	3,963	1,584	7,626
Reimbursement due from Investment Adviser	117,455	46,540	179,083
Other assets	59,290	18,171	37,843
Total assets	469,882,398	191,954,282	982,471,959

LIABILITIES:
Payable for investment securities purchased	2,074,313	2,522,710	2,296,864
Payable for fund shares redeemed	162,175	50,284	338,355
Payable upon receipt of securities loaned	3,602,114	–	15,718,137
Unrealized depreciation on forward foreign currency contracts	19,301	–	–
Variation margin payable on futures contracts	1,465	–	–
Payable for investment management fees	247,978	129,640	564,053
Payable for distribution and shareholder service fees	23,670	42,579	43,240
Payable to directors under the deferred compensation plan (Note 6)	59,290	18,171	37,843
Payable for directors fees	1,154	468	2,275
Other accrued expenses and liabilities	164,181	97,023	313,833
Total liabilities	6,355,641	2,860,875	19,314,600
NET ASSETS	$463,526,757	$189,093,407	$963,157,359

NET ASSETS WERE COMPRISED OF:	$339,007,909	$92,299,668	$511,108,145
Paid-in capital	124,518,848	96,793,739	452,049,214
Total distributable earnings
NET ASSETS	$463,526,757	$189,093,407	$963,157,359

+ Including securities loaned at value	$3,519,671	$–	$15,351,437
* Cost of investments in securities	$364,172,014	$163,344,763	$843,630,010
† Cost of short-term investments	$22,518,488	$6,326,420	$16,874,889
‡ Cost of foreign currencies	$28,258	$–	$–

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2026 (UNAUDITED) (CONTINUED)

	VY®	VY®	VY®
	Invesco	JPMorgan	T. Rowe Price
	Equity and	Mid Cap	Diversified Mid Cap
	Income	Value	Growth
	Portfolio	Portfolio	Portfolio
Class ADV
Net assets	$45,031,032	$71,111,587	$96,119,982
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	1,316,877	4,742,664	11,374,356
Net asset value and redemption price per share	$34.20	$14.99	$8.45

Class I
Net assets	$395,463,360	$49,400,211	$741,304,574
Shares authorized	100,000,000	100,000,000	250,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	11,068,353	3,068,985	62,082,662
Net asset value and redemption price per share	$35.73	$16.10	$11.94

Class R6
Net assets	n/a	n/a	$100,408,694
Shares authorized	n/a	n/a	100,000,000
Par value	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	8,375,415
Net asset value and redemption price per share	n/a	n/a	$11.99

Class S
Net assets	$18,925,518	$67,876,508	$21,981,642
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	540,037	4,323,348	2,091,625
Net asset value and redemption price per share	$35.04	$15.70	$10.51

Class S2
Net assets	$4,106,847	$705,101	$3,342,467
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	121,327	47,103	384,782
Net asset value and redemption price per share	$33.85	$14.97	$8.69

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2026 (Unaudited)

			Voya	VY® American
		Voya	International	Century
	Voya	Global	High Dividend	Small-Mid
	Global Bond	Insights	Low Volatility	Cap Value
	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$18,962	$8,231,845	$5,112,947	$3,113,967
Dividends from affiliated underlying funds	326,618	—	—	—
Interest, net of foreign taxes withheld*	1,793,653	1,299	8,380	1,108
Securities lending income, net	4,744	19,308	37,737	12,491
Other	288	3,156	872	831
Total investment income	2,144,265	8,255,608	5,159,936	3,128,397

EXPENSES:
Investment management fees	271,948	3,495,551	765,180	1,237,609
Distribution and shareholder service fees:
Class ADV	29,571	276,975	104,259	233,104
Class S	11,762	25,992	110,730	87,185
Class S2	—	6,332	438	3,593
Transfer agent fees:
Class ADV	8,220	127,223	22,251	105,236
Class I	48,135	956,134	66,616	119,940
Class S	6,371	23,029	34,773	78,713
Class S2	—	3,690	111	2,040
Shareholder reporting expense	6,742	28,425	6,666	8,978
Professional fees	8,655	71,477	20,355	20,397
Custody and accounting expense	42,422	54,921	31,878	24,014
Shareholder notification costs (Note 6)	—	65,000	—	—
Directors fees	1,142	12,583	3,214	3,429
Miscellaneous expense	5,033	46,896	22,535	12,209
Interest expense	—	1,506	1,625	319
Total expenses	440,001	5,195,734	1,190,631	1,936,766
Waived and reimbursed fees	(90,206)	(1,030,290)	(19,624)	(447,440)
Net expenses	349,795	4,165,444	1,171,007	1,489,326
Net investment income	1,794,470	4,090,164	3,988,929	1,639,071

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	135,750	60,994,157	48,512,854	10,754,136
Forward foreign currency contracts	(820,967)	—	—	413,690
Foreign currency related transactions	(401,886)	(265,911)	(145,126)	(3,711)
Futures	(416,834)	—	—	—
Swaps	(281,955)	—	—	—
Written options	102,311	—	—	—
Net realized gain (loss)	(1,683,581)	60,728,246	48,367,728	11,164,115
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	(1,369,184)	10,228,290	(38,879,756)	22,769,509
Affiliated underlying funds	(49,677)	—	—	—
Forward foreign currency contracts	39,029	—	—	50,840
Foreign currency related transactions	(5,822)	(45,487)	(50,520)	(1,739)
Futures	243,065	—	—	—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2026 (Unaudited) (continued)

			Voya	VY® American
		Voya	International	Century
	Voya	Global	High Dividend	Small-Mid
	Global Bond	Insights	Low Volatility	Cap Value
	Portfolio	Portfolio	Portfolio	Portfolio
Swaps	431,892	—	—	—
Written options	(168,604)	—	—	—
Net change in unrealized appreciation (depreciation)	(879,301)	10,182,803	(38,930,276)	22,818,610
Net realized and unrealized gain (loss)	(2,562,882)	70,911,049	9,437,452	33,982,725
Increase (decrease) in net assets resulting from operations	$(768,412)	$75,001,213	$13,426,381	$35,621,796
* Foreign taxes withheld	$3,318	$471,125	$683,271	$26,992
# Decrease in foreign capital gains taxes accrued	$—	$704,882	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2026 (Unaudited)

			VY®
	VY®	VY®	Columbia	VY®
	Baron	Columbia	Small Cap Value	Invesco
	Growth	Contrarian Core	and Inflection	Comstock
	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,079,688	$418,879	$633,911	$2,835,453
Interest	5	23	21	79
Securities lending income, net	—	—	—	4,405
Other	767	230	200	705
Total investment income	1,080,460	419,132	634,132	2,840,642
EXPENSES:
Investment management fees	1,131,995	334,502	282,718	798,474
Distribution and shareholder service fees:
Class ADV	154,464	97,966	58,833	77,510
Class S	155,517	34,813	17,501	125,239
Class S2	2,471	—	4,060	—
Transfer agent fees:
Class ADV	68,769	40,440	26,458	20,724
Class I	39,132	7,587	20,412	62,102
Class R6	8	—	33	—
Class S	138,754	29,093	15,735	66,671
Class S2	1,356	—	2,282	—
Shareholder reporting expense	9,758	2,430	3,234	5,897
Professional fees	17,842	7,361	7,406	17,847
Proxy and solicitation costs (Note 6)	275,000	—	—	—
Custody and accounting expense	13,091	6,510	6,334	14,186
Directors fees	3,002	937	838	2,875
Miscellaneous expense	13,873	4,370	4,412	9,943
Interest expense	105	—	—	—
Total expenses	2,025,137	566,009	450,256	1,201,468
Waived and reimbursed fees	(524,222)	(169,103)	(60,853)	(184,607)
Brokerage commission recapture	—	—	(15,333)	—
Net expenses	1,500,915	396,906	374,070	1,016,861
Net investment income (loss)	(420,455)	22,226	260,062	1,823,781
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	41,667,637	5,686,468	8,486,543	14,529,168
Forward foreign currency contracts	—	—	—	55,923
Foreign currency related transactions	—	—	(133)	119,900
Net realized gain	41,667,637	5,686,468	8,486,410	14,704,991
Net change in unrealized appreciation (depreciation) on:
Investments	(78,189,540)	264,963	5,916,511	7,408,383
Forward foreign currency contracts	—	—	—	139,366
Foreign currency related transactions	—	—	—	(776)
Net change in unrealized appreciation (depreciation)	(78,189,540)	264,963	5,916,511	7,546,973
Net realized and unrealized gain (loss)	(36,521,903)	5,951,431	14,402,921	22,251,964
Increase (decrease) in net assets resulting from operations	$(36,942,358)	$5,973,657	$14,662,983	$24,075,745
* Foreign taxes withheld	$—	$236	$631	$58,696

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2026 (Unaudited)

	VY®	VY®	VY®
	Invesco	JPMorgan	T. Rowe Price
	Equity and	Mid Cap	Diversified Mid Cap
	Income	Value	Growth
	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,109,443	$1,614,746	$2,762,752
Interest	2,587,234	54	9,625
Securities lending income, net	34,256	1,145	24,662
Other	1,397	566	2,777
Total investment income	5,732,330	1,616,511	2,799,816
EXPENSES:
Investment management fees	1,488,312	789,331	3,340,348
Distribution and shareholder service fees:
Class ADV	108,904	175,785	219,267
Class S	23,173	82,211	25,231
Class S2	8,217	1,314	6,102
Transfer agent fees:
Class ADV	40,684	74,371	89,848
Class I	363,197	51,906	712,257
Class R6	—	—	196
Class S	17,218	69,759	20,521
Class S2	3,818	700	3,128
Shareholder reporting expense	11,261	7,720	18,463
Professional fees	31,731	15,297	63,291
Custody and accounting expense	33,038	11,806	33,544
Directors fees	5,770	2,341	11,375
Miscellaneous expense	16,978	8,040	35,245
Interest expense	—	—	761
Total expenses	2,152,301	1,290,581	4,579,577
Waived and reimbursed fees	(533,269)	(232,413)	(703,662)
Net expenses	1,619,032	1,058,168	3,875,915
Net investment income (loss)	4,113,298	558,343	(1,076,099)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	15,162,005	24,326,949	80,006,941
Forward foreign currency contracts	16,219	—	—
Foreign currency related transactions	(3,054)	—	(3)
Futures	(22,016)	—	—
Net realized gain	15,153,154	24,326,949	80,006,938
Net change in unrealized appreciation (depreciation) on:
Investments	10,222,062	(5,115,599)	(2,100,203)
Forward foreign currency contracts	129,745	—	—
Foreign currency related transactions	(4,438)	—	—
Futures	2,347	—	—
Net change in unrealized appreciation (depreciation)	10,349,716	(5,115,599)	(2,100,203)
Net realized and unrealized gain	25,502,870	19,211,350	77,906,735
Increase in net assets resulting from operations	$29,616,168	$19,769,693	$76,830,636
* Foreign taxes withheld	$34,848	$—	$468

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya		Voya Global
	Global Bond Portfolio		Insights Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2026	December 31,	June 30, 2026	December 31,
	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS:
Net investment income	$1,794,470	$4,047,670	$4,090,164	$5,882,637
Net realized gain (loss)	(1,683,581)	960,015	60,728,246	158,329,537
Net change in unrealized appreciation (depreciation)	(879,301)	3,571,266	10,182,803	77,099,640
Increase (decrease) in net assets resulting from operations	(768,412)	8,578,951	75,001,213	241,311,814
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(236,169)	(419,935)	(20,468,264)	(9,916,580)
Class I	(1,558,574)	(2,828,769)	(140,019,209)	(68,544,793)
Class S	(196,182)	(650,123)	(3,890,057)	(8,822,576)
Class S2	—	—	(639,947)	(274,975)
Total distributions	(1,990,925)	(3,898,827)	(165,017,477)	(87,558,924)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,786,694	10,784,563	2,039,522	5,989,727
Reinvestment of distributions	1,936,107	3,898,827	165,017,477	87,558,924
	5,722,801	14,683,390	167,056,999	93,548,651
Cost of shares redeemed	(26,259,999)	(16,981,270)	(218,856,574)	(242,549,111)
Net decrease in net assets resulting from capital share transactions	(20,537,198)	(2,297,880)	(51,799,575)	(149,000,460)
Net increase (decrease) in net assets	(23,296,535)	2,382,244	(141,815,839)	4,752,430
NET ASSETS:
Beginning of year or period	103,897,131	101,514,887	1,105,544,156	1,100,791,726
End of year or period	$80,600,596	$103,897,131	$963,728,317	$1,105,544,156

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya		VY® American
	International High Dividend		Century Small-Mid
	Low Volatility Portfolio		Cap Value Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2026	December 31,	June 30, 2026	December 31,
	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS:
Net investment income	$3,988,929	$9,339,436	$1,639,071	$3,762,729
Net realized gain	48,367,728	37,998,106	11,164,115	16,791,366
Net change in unrealized appreciation (depreciation)	(38,930,276)	51,248,595	22,818,610	(6,654,632)
Increase in net assets resulting from operations	13,426,381	98,586,137	35,621,796	13,899,463
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(11,228,585)	(2,041,895)	—	(8,781,078)
Class I	(33,859,804)	(5,808,299)	—	(9,640,605)
Class S	(51,593,564)	(10,280,835)	—	(6,590,301)
Class S2	(35,365)	(5,664)	—	(152,139)
Total distributions	(96,717,318)	(18,136,693)	—	(25,164,123)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	12,403,616	42,307,743	4,010,725	10,389,703
Reinvestment of distributions	96,717,318	18,136,693	—	25,164,123
	109,120,934	60,444,436	4,010,725	35,553,826
Cost of shares redeemed	(201,302,512)	(88,236,343)	(40,748,864)	(48,940,670)
Net decrease in net assets resulting from
capital share transactions	(92,181,578)	(27,791,907)	(36,738,139)	(13,386,844)
Net increase (decrease) in net assets	(175,472,515)	52,657,537	(1,116,343)	(24,651,504)
NET ASSETS:
Beginning of year or period	346,938,479	294,280,942	272,293,991	296,945,495
End of year or period	$171,465,964	$346,938,479	$271,177,648	$272,293,991

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Baron		VY® Columbia
	Growth Portfolio		Contrarian Core Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2026	December 31,	June 30, 2026	December 31,
	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS:
Net investment income (loss)	$(420,455)	$(1,091,013)	$22,226	$10,026
Net realized gain	41,667,637	110,182,584	5,686,468	8,711,753
Net change in unrealized appreciation (depreciation)	(78,189,540)	(151,327,571)	264,963	3,245,965
Increase (decrease) in net assets resulting from operations	(36,942,358)	(42,236,000)	5,973,657	11,967,744
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(24,445,821)	(20,441,809)	—	(3,743,785)
Class I	(12,641,249)	(13,727,621)	—	(621,112)
Class R6	(4,287,126)	(4,500,281)	—	—
Class S	(40,350,750)	(35,129,054)	—	(2,323,941)
Class S2	(445,081)	(476,118)	—	—
Total distributions	(82,170,027)	(74,274,883)	—	(6,688,838)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,588,886	8,191,205	810,126	4,135,221
Reinvestment of distributions	82,170,027	74,274,883	—	6,688,838
	86,758,913	82,466,088	810,126	10,824,059
Cost of shares redeemed	(51,366,556)	(108,562,927)	(9,657,880)	(14,434,011)
Net increase (decrease) in net assets
resulting from capital share transactions	35,392,357	(26,096,839)	(8,847,754)	(3,609,952)
Net increase (decrease) in net assets	(83,720,028)	(142,607,722)	(2,874,097)	1,668,954
NET ASSETS:
Beginning of year or period	295,017,878	437,625,600	78,459,598	76,790,644
End of year or period	$211,297,850	$295,017,878	$75,585,501	$78,459,598

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY®
	Columbia Small Cap Value		VY® Invesco
	and Inflection Portfolio		Comstock Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2026	December 31,	June 30, 2026	December 31,
	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS:
Net investment income	$260,062	$493,357	$1,823,781	$3,562,105
Net realized gain	8,486,410	16,952,179	14,704,991	24,790,852
Net change in unrealized appreciation (depreciation)	5,916,511	(10,194,724)	7,546,973	9,126,537
Increase in net assets resulting from operations	14,662,983	7,250,812	24,075,745	37,479,494
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(5,340,146)	—	(3,790,894)
Class I	—	(4,027,820)	—	(15,375,163)
Class R6	—	(1,752,973)	—	—
Class S	—	(12,131,636)	—	(12,318,889)
Class S2	—	(420,722)	—	—
Total distributions	—	(23,673,297)	—	(31,484,946)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,605,706	8,053,140	7,613,725	17,609,447
Reinvestment of distributions	—	23,673,297	—	31,484,946
	6,605,706	31,726,437	7,613,725	49,094,393
Cost of shares redeemed	(7,695,245)	(88,174,779)	(37,685,053)	(48,873,606)
Net increase (decrease) in net assets
resulting from capital share transactions	(1,089,539)	(56,448,342)	(30,071,328)	220,787
Net increase (decrease) in net assets	13,573,444	(72,870,827)	(5,995,583)	6,215,335
NET ASSETS:
Beginning of year or period	61,237,725	134,108,552	238,985,222	232,769,887
End of year or period	$74,811,169	$61,237,725	$232,989,639	$238,985,222

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY®		VY®
	Invesco Equity and		JPMorgan Mid Cap
	Income Portfolio		Value Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2026	December 31,	June 30, 2026	December 31,
	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS:
Net investment income	$4,113,298	$8,444,318	$558,343	$1,543,477
Net realized gain	15,153,154	27,210,215	24,326,949	64,147,206
Net change in unrealized appreciation (depreciation)	10,349,716	18,656,556	(5,115,599)	(55,672,827)
Increase in net assets resulting from operations	29,616,168	54,311,089	19,769,693	10,017,856
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(12,348,687)	—	(11,130,766)
Class I	—	(117,039,393)	—	(7,628,491)
Class S	—	(5,825,070)	—	(17,173,129)
Class S2	—	(1,266,493)	—	(95,611)
Total distributions	—	(136,479,643)	—	(36,027,997)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,205,400	9,436,176	3,735,855	7,706,317
Reinvestment of distributions	—	136,479,643	—	36,027,997
	5,205,400	145,915,819	3,735,855	43,734,314
Cost of shares redeemed	(29,147,608)	(69,924,503)	(18,176,038)	(123,381,516)
Net increase (decrease) in net assets
resulting from capital share transactions	(23,942,208)	75,991,316	(14,440,183)	(79,647,202)
Net increase (decrease) in net assets	5,673,960	(6,177,238)	5,329,510	(105,657,343)

NET ASSETS:
Beginning of year or period	457,852,797	464,030,035	183,763,897	289,421,240
End of year or period	$463,526,757	$457,852,797	$189,093,407	$183,763,897

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY®
	T. Rowe Price Diversified Mid Cap
	Growth Portfolio
	Six Months Ended	Year Ended
	June 30, 2026	December 31,
	(Unaudited)	2025
FROM OPERATIONS:
Net investment loss	$(1,076,099)	$(2,860,293)
Net realized gain	80,006,938	259,838,391
Net change in unrealized appreciation (depreciation)	(2,100,203)	(153,244,437)
Increase in net assets resulting from operations	76,830,636	103,733,661

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(14,281,752)
Class I	—	(96,967,635)
Class R6	—	(14,697,503)
Class S	—	(3,989,195)
Class S2	—	(507,771)
Total distributions	—	(130,443,856)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	23,183,446	67,652,752
Reinvestment of distributions	—	130,443,856
	23,183,446	198,096,608
Cost of shares redeemed	(58,675,071)	(398,205,946)
Net decrease in net assets resulting from capital share transactions	(35,491,625)	(200,109,338)
Net increase (decrease) in net assets	41,339,011	(226,819,533)

NET ASSETS:
Beginning of year or period	921,818,348	1,148,637,881
End of year or period	$963,157,359	$921,818,348

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions								Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya Global Bond Portfolio
Class ADV
06-30-26+	8.17	0.14	•	(0.20)	(0.06)	0.16		—	—	0.16	—	7.95	(0.75)	1.38	1.18	1.18	3.55	11,668	86
12-31-25	7.80	0.29	•	0.35	0.64	0.27		—	—	0.27	—	8.17	8.35	1.35	1.17	1.17	3.54	12,333	180
12-31-24	8.22	0.26	•	(0.38)	(0.12)	—		—	0.30	0.30	—	7.80	(1.44)	1.36	1.17	1.17	3.22	12,275	149
12-31-23	8.04	0.25	•	0.19	0.44	0.19		—	0.07	0.26	—	8.22	5.62	1.35	1.17	1.17	3.18	13,790	264
12-31-22	10.13	0.21	•	(2.10)	(1.89)	—		—	0.20	0.20	—	8.04	(18.75)	1.31	1.17	1.17	2.38	14,350	194
12-31-21	11.28	0.27	•	(0.85)	(0.58)	0.49		—	0.08	0.57	—	10.13	(5.21)	1.30	1.17	1.17	2.54	19,156	144
Class I
06-30-26+	8.32	0.17	•	(0.21)	(0.04)	0.18		—	—	0.18	—	8.10	(0.45)	0.88	0.68	0.68	4.05	66,090	86
12-31-25	7.95	0.33	•	0.36	0.69	0.32		—	—	0.32	—	8.32	8.80	0.85	0.67	0.67	4.05	73,815	180
12-31-24	8.38	0.30	•	(0.38)	(0.08)	0.03		—	0.32	0.35	—	7.95	(0.97)	0.86	0.67	0.67	3.72	70,016	149
12-31-23	8.19	0.34	•	0.16	0.50	0.24		—	0.07	0.31	—	8.38	6.24	0.85	0.67	0.67	4.20	79,766	264
12-31-22	10.32	0.25	•	(2.13)	(1.88)	—		—	0.25	0.25	—	8.19	(18.35)	0.81	0.67	0.67	2.88	83,034	194
12-31-21	11.49	0.33	•	(0.87)	(0.54)	0.55		—	0.08	0.63	—	10.32	(4.78)	0.80	0.67	0.67	3.04	110,162	144
Class S
06-30-26+	8.31	0.16	•	(0.21)	(0.05)	0.17		—	—	0.17	—	8.09	(0.58)	1.13	0.93	0.93	3.84	2,842	86
12-31-25	7.94	0.31	•	0.36	0.67	0.30		—	—	0.30	—	8.31	8.54	1.10	0.92	0.92	3.79	17,749	180
12-31-24	8.37	0.28	•	(0.38)	(0.10)	0.01		—	0.32	0.33	—	7.94	(1.22)	1.11	0.92	0.92	3.48	19,224	149
12-31-23	8.18	0.12	•	0.36	0.48	0.22		—	0.07	0.29	—	8.37	5.97	1.10	0.92	0.92	1.51	21,952	264
12-31-22	10.30	0.23	•	(2.12)	(1.89)	—		—	0.23	0.23	—	8.18	(18.49)	1.06	0.92	0.92	2.63	22,191	194
12-31-21	11.47	0.30	•	(0.87)	(0.57)	0.52		—	0.08	0.60	—	10.30	(5.03)	1.05	0.92	0.92	2.79	29,562	144
Voya Global Insights Portfolio
Class ADV
06-30-26+	8.41	0.01	•	0.56	0.57	0.04		1.53	—	1.57	—	7.41	9.37	1.48	1.27	1.27	0.37	113,054	51
12-31-25	7.47	0.01	•	1.68	1.69	0.00	*	0.75	—	0.75	—	8.41	23.74	1.34	1.26	1.26	0.09	115,182	80
12-31-24	16.32	0.00	*•	0.71	0.71	—		9.56	—	9.56	—	7.47	8.82	1.37	1.26	1.26	0.04	107,408	126
12-31-23	13.99	(0.06	)•	4.40	4.34	—		2.01	—	2.01	—	16.32	31.96	1.36	1.30	1.30	(0.41)	114,505	107
12-31-22	24.55	(0.06	)•	(7.57)	(7.63)	—		2.93	—	2.93	—	13.99	(32.28)	1.35	1.30	1.30	(0.38)	93,472	13
12-31-21	22.38	(0.19	)•	3.51	3.32	—		1.15	—	1.15	—	24.55	14.80	1.33	1.30	1.30	(0.80)	149,741	7
Class I
06-30-26+	10.78	0.04	•	0.77	0.81	0.08		1.53	—	1.61	—	9.98	9.61	0.98	0.77	0.77	0.88	827,428	51
12-31-25	9.38	0.06	•	2.13	2.19	0.04		0.75	—	0.79	—	10.78	24.31	0.84	0.76	0.76	0.59	963,170	80
12-31-24	17.99	0.07	•	0.88	0.95	—		9.56	—	9.56	—	9.38	9.43	0.87	0.76	0.76	0.53	887,328	126
12-31-23	15.20	0.02	•	4.79	4.81	0.01		2.01	—	2.02	—	17.99	32.54	0.86	0.80	0.80	0.10	940,045	107
12-31-22	26.21	0.02	•	(8.10)	(8.08)	—		2.93	—	2.93	—	15.20	(31.93)	0.85	0.80	0.80	0.12	852,916	13
12-31-21	23.71	(0.08	)•	3.73	3.65	—		1.15	—	1.15	—	26.21	15.37	0.83	0.80	0.80	(0.30)	1,381,312	7
Class S
06-30-26+	8.93	0.03	•	0.59	0.62	0.07		1.53	—	1.60	—	7.95	9.47	1.23	1.02	1.02	0.63	19,885	51
12-31-25	7.88	0.04	•	1.78	1.82	0.02		0.75	—	0.77	—	8.93	24.14	1.10	1.00	1.00	0.48	24,092	80
12-31-24	16.66	0.04	•	0.74	0.78	—		9.56	—	9.56	—	7.88	9.09	1.12	1.01	1.01	0.29	103,333	126
12-31-23	14.22	(0.02	)•	4.47	4.45	—		2.01	—	2.01	—	16.66	32.24	1.11	1.05	1.05	(0.15)	127,024	107
12-31-22	24.83	(0.02	)•	(7.66)	(7.68)	—		2.93	—	2.93	—	14.22	(32.10)	1.10	1.05	1.05	(0.13)	108,045	13
12-31-21	22.56	(0.13	)•	3.55	3.42	—		1.15	—	1.15	—	24.83	15.13	1.08	1.05	1.05	(0.55)	185,986	7
Class S2
06-30-26+	7.63	0.02	•	0.47	0.49	0.05		1.53	—	1.58	—	6.54	9.38	1.38	1.17	1.17	0.46	3,361	51
12-31-25	6.85	0.01	•	1.53	1.54	0.01		0.75	—	0.76	—	7.63	23.76	1.24	1.16	1.16	0.18	3,100	80
12-31-24	15.73	0.02	•	0.66	0.68	—		9.56	—	9.56	—	6.85	9.00	1.27	1.16	1.16	0.14	2,724	126

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya Global Insights Portfolio (continued)
Class S2 (continued)
12-31-23	13.53	(0.05	)•	4.26	4.21	—	2.01	—	2.01	—	15.73	32.10	1.26	1.20	1.20	(0.31)	2,586	107
12-31-22	23.85	(0.04	)•	(7.35)	(7.39)	—	2.93	—	2.93	—	13.53	(32.21)	1.25	1.20	1.20	(0.27)	2,205	13
12-31-21	21.75	(0.16	)•	3.41	3.25	—	1.15	—	1.15	—	23.85	14.91	1.23	1.20	1.20	(0.69)	4,152	7
Voya International High Dividend Low Volatility Portfolio
Class ADV
06-30-26+	12.99	0.21	•	0.57	0.78	0.42	3.23	—	3.65	—	10.12	7.22	1.28	1.26	1.26	3.69	41,678	41
12-31-25	10.03	0.31	•	3.33	3.64	0.46	0.22	—	0.68	—	12.99	36.87	1.24	1.24	1.24	2.59	39,861	82
12-31-24	9.81	0.37	•	0.30	0.67	0.45	—	—	0.45	—	10.03	6.82	1.25	1.25	1.25	3.61	23,774	71
12-31-23	8.95	0.32	•	0.93	1.25	0.39	—	—	0.39	—	9.81	14.24	1.24	1.24	1.24	3.38	24,515	73
12-31-22	10.31	0.31	•	(1.28)	(0.97)	0.39	—	—	0.39	—	8.95	(9.34)	1.22	1.22	1.22	3.39	24,167	67
12-31-21	9.43	0.28	•	0.80	1.08	0.20	—	—	0.20	—	10.31	11.50	1.23	1.23	1.23	2.75	27,021	73
Class I
06-30-26+	13.20	0.24	•	0.58	0.82	0.49	3.23	—	3.72	—	10.30	7.44	0.78	0.76	0.76	4.20	125,632	41
12-31-25	10.16	0.37	•	3.39	3.76	0.50	0.22	—	0.72	—	13.20	37.60	0.74	0.74	0.74	3.02	117,114	82
12-31-24	9.94	0.42	•	0.30	0.72	0.50	—	—	0.50	—	10.16	7.23	0.75	0.75	0.75	4.10	100,394	71
12-31-23	9.06	0.37	•	0.95	1.32	0.44	—	—	0.44	—	9.94	14.87	0.74	0.74	0.74	3.87	106,170	73
12-31-22	10.44	0.36	•	(1.30)	(0.94)	0.44	—	—	0.44	—	9.06	(8.90)	0.72	0.72	0.72	3.92	107,060	67
12-31-21	9.54	0.33	•	0.82	1.15	0.25	—	—	0.25	—	10.44	12.08	0.73	0.73	0.73	3.25	125,719	73
Class S
06-30-26+	13.11	0.09	•	0.71	0.80	0.45	3.23	—	3.68	—	10.23	7.29	0.98	0.98	0.98	1.35	3,779	41
12-31-25	10.10	0.35	•	3.35	3.70	0.47	0.22	—	0.69	—	13.11	37.20	0.99	0.99	0.99	2.90	189,835	82
12-31-24	9.87	0.40	•	0.30	0.70	0.47	—	—	0.47	—	10.10	7.09	1.00	1.00	1.00	3.92	170,018	71
12-31-23	9.00	0.34	•	0.94	1.28	0.41	—	—	0.41	—	9.87	14.52	0.99	0.99	0.99	3.62	193,729	73
12-31-22	10.36	0.34	•	(1.29)	(0.95)	0.41	—	—	0.41	—	9.00	(9.07)	0.97	0.97	0.97	3.68	204,207	67
12-31-21	9.47	0.30	•	0.82	1.12	0.23	—	—	0.23	—	10.36	11.79	0.98	0.98	0.98	3.00	258,075	73
Class S2
06-30-26+	13.37	0.22	•	0.59	0.81	0.43	3.23	—	3.66	—	10.52	7.23	1.18	1.16	1.16	4.02	376	41
12-31-25	10.25	0.33	•	3.42	3.75	0.41	0.22	—	0.63	—	13.37	37.07	1.14	1.14	1.14	2.72	129	82
12-31-24	10.01	0.40	•	0.29	0.69	0.45	—	—	0.45	—	10.25	6.95	1.15	1.15	1.15	3.87	95	71
12-31-23	9.08	0.30	•	0.98	1.28	0.35	—	—	0.35	—	10.01	14.29	1.14	1.14	1.14	3.12	192	73
12-31-22	10.47	0.32	•	(1.30)	(0.98)	0.41	—	—	0.41	—	9.08	(9.30)	1.12	1.12	1.12	3.50	394	67
12-31-21	9.56	0.29	•	0.82	1.11	0.20	—	—	0.20	—	10.47	11.67	1.13	1.13	1.13	2.85	390	73
VY® American Century Small-Mid Cap Value Portfolio
Class ADV
06-30-26+	9.78	0.05	•	1.29	1.34	—	—	—	—	—	11.12	13.70	1.69	1.36	1.36	0.96	95,871	37
12-31-25	10.30	0.11	•	0.35	0.46	0.18	0.80	—	0.98	—	9.78	4.80	1.61	1.35	1.35	1.07	92,277	61
12-31-24	10.03	0.12	•	0.64	0.76	0.14	0.35	—	0.49	—	10.30	7.71	1.63	1.35	1.35	1.13	98,760	51
12-31-23	10.82	0.12	•	0.76	0.88	0.21	1.46	—	1.67	—	10.03	8.52	1.64	1.35	1.35	1.16	101,672	46
12-31-22	14.21	0.12	•	(0.91)	(0.79)	0.14	2.46	—	2.60	—	10.82	(5.85)	1.81	1.35	1.35	1.01	98,642	66
12-31-21	11.27	0.09	•	2.94	3.03	0.09	—	—	0.09	—	14.21	26.94	1.80	1.35	1.35	0.67	110,892	55
Class I
06-30-26+	11.10	0.08	•	1.47	1.55	—	—	—	—	—	12.65	13.96	1.19	0.86	0.86	1.43	101,188	37
12-31-25	11.56	0.18	•	0.40	0.58	0.24	0.80	—	1.04	—	11.10	5.33	1.11	0.85	0.85	1.57	107,973	61
12-31-24	11.20	0.19	•	0.72	0.91	0.20	0.35	—	0.55	—	11.56	8.20	1.13	0.85	0.85	1.62	116,322	51
12-31-23	11.90	0.19	•	0.84	1.03	0.27	1.46	—	1.73	—	11.20	9.09	1.14	0.85	0.85	1.63	128,382	46
12-31-22	15.36	0.20	•	(0.99)	(0.79)	0.21	2.46	—	2.67	—	11.90	(5.38)	1.31	0.85	0.85	1.51	165,702	66

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® American Century Small-Mid Cap Value Portfolio (continued)
Class I (continued)
12-31-21	12.16	0.17		3.17	3.34	0.14	—	—	0.14	—	15.36	27.57	1.30	0.85	0.85	1.17	186,365	55
Class S
06-30-26+	10.80	0.07	•	1.43	1.50	—	—	—	—	—	12.30	13.89	1.44	1.11	1.11	1.20	72,191	37
12-31-25	11.28	0.15	•	0.38	0.53	0.21	0.80	—	1.01	—	10.80	4.99	1.36	1.10	1.10	1.32	70,354	61
12-31-24	10.93	0.15	•	0.72	0.87	0.17	0.35	—	0.52	—	11.28	8.02	1.38	1.10	1.10	1.38	80,028	51
12-31-23	11.65	0.16	•	0.82	0.98	0.24	1.46	—	1.70	—	10.93	8.77	1.39	1.10	1.10	1.41	85,925	46
12-31-22	15.09	0.17	•	(0.98)	(0.81)	0.17	2.46	—	2.63	—	11.65	(5.60)	1.56	1.10	1.10	1.26	89,431	66
12-31-21	11.95	0.13	•	3.13	3.26	0.12	—	—	0.12	—	15.09	27.30	1.55	1.10	1.10	0.92	100,022	55
Class S2
06-30-26+	9.79	0.06	•	1.29	1.35	—	—	—	—	—	11.14	13.79	1.59	1.26	1.26	1.07	1,928	37
12-31-25	10.31	0.12	•	0.35	0.47	0.19	0.80	—	0.99	—	9.79	4.89	1.51	1.25	1.25	1.17	1,690	61
12-31-24	10.04	0.13	•	0.64	0.77	0.15	0.35	—	0.50	—	10.31	7.81	1.53	1.25	1.25	1.22	1,836	51
12-31-23	10.83	0.13	•	0.76	0.89	0.22	1.46	—	1.68	—	10.04	8.59	1.54	1.25	1.25	1.27	1,812	46
12-31-22	14.22	0.13	•	(0.92)	(0.79)	0.14	2.46	—	2.60	—	10.83	(5.77)	1.71	1.25	1.25	1.08	1,653	66
12-31-21	11.26	0.10	•	2.95	3.05	0.09	—	—	0.09	—	14.22	27.11	1.70	1.25	1.25	0.74	2,415	55
VY® Baron Growth Portfolio
Class ADV
06-30-26+	13.56	(0.03	)•	(1.70)	(1.73)	—	4.76	—	4.76	—	7.07	(12.98)	1.94	1.50	1.50	(0.59)	57,860	11
12-31-25	20.13	(0.10	)•	(1.79)	(1.89)	0.01	4.67	—	4.68	—	13.56	(11.10)	1.64	1.50	1.50	(0.57)	72,879	13
12-31-24	20.39	(0.02	)•	0.87	0.85	—	1.11	—	1.11	—	20.13	4.36	1.62	1.50	1.50	(0.10)	97,072	4
12-31-23	19.05	(0.09	)•	2.82	2.73	—	1.39	—	1.39	—	20.39	14.56	1.62	1.50	1.50	(0.47)	107,138	1
12-31-22	28.60	(0.10	)•	(6.63)	(6.73)	—	2.82	—	2.82	—	19.05	(23.90)	1.59	1.49	1.49	(0.46)	99,639	1
12-31-21	25.98	(0.22	)•	5.28	5.06	—	2.44	—	2.44	—	28.60	20.14	1.59	1.49	1.49	(0.82)	140,345	1
Class I
06-30-26+	19.44	(0.01	)•	(2.45)	(2.46)	—	4.76	—	4.76	—	12.22	(12.79)	1.48	1.00	1.00	(0.10)	26,390	11
12-31-25	26.75	(0.02	)•	(2.50)	(2.52)	0.12	4.67	—	4.79	—	19.44	(10.69)	1.14	1.00	1.00	(0.08)	56,062	13
12-31-24	26.60	0.11	•	1.15	1.26	—	1.11	—	1.11	—	26.75	4.89	1.12	1.00	1.00	0.40	111,696	4
12-31-23	24.36	0.01	•	3.62	3.63	—	1.39	—	1.39	—	26.60	15.10	1.12	1.00	1.00	0.03	126,519	1
12-31-22	35.40	0.01	•	(8.23)	(8.22)	—	2.82	—	2.82	—	24.36	(23.50)	1.09	0.99	0.99	0.03	122,511	1
12-31-21	31.49	(0.11	)•	6.46	6.35	—	2.44	—	2.44	—	35.40	20.73	1.09	0.99	0.99	(0.32)	177,254	1
Class R6
06-30-26+	19.48	(0.01	)•	(2.45)	(2.46)	—	4.76	—	4.76	—	12.26	(12.77)	1.26	1.00	1.00	(0.10)	10,085	11
12-31-25	26.80	(0.01	)•	(2.51)	(2.52)	0.13	4.67	—	4.80	—	19.48	(10.69)	0.99	0.99	0.99	(0.06)	19,440	13
12-31-24	26.64	0.11	•	1.16	1.27	—	1.11	—	1.11	—	26.80	4.92	0.98	0.98	0.98	0.41	35,984	4
12-31-23	24.39	0.01	•	3.63	3.64	—	1.39	—	1.39	—	26.64	15.12	0.99	0.99	0.99	0.05	41,144	1
12-31-22	35.44	0.02	•	(8.25)	(8.23)	—	2.82	—	2.82	—	24.39	(23.50)	0.98	0.98	0.98	0.06	38,747	1
12-31-21	31.52	(0.10	)•	6.46	6.36	—	2.44	—	2.44	—	35.44	20.74	0.97	0.97	0.97	(0.30)	50,410	1
Class S
06-30-26+	16.58	(0.02	)•	(2.09)	(2.11)	—	4.76	—	4.76	—	9.71	(12.91)	1.69	1.25	1.25	(0.34)	115,843	11
12-31-25	23.54	(0.06	)•	(2.18)	(2.24)	0.05	4.67	—	4.72	—	16.58	(10.94)	1.39	1.25	1.25	(0.32)	144,826	13
12-31-24	23.59	0.04	•	1.02	1.06	—	1.11	—	1.11	—	23.54	4.66	1.37	1.25	1.25	0.15	190,790	4
12-31-23	21.80	(0.05	)•	3.23	3.18	—	1.39	—	1.39	—	23.59	14.80	1.37	1.25	1.25	(0.22)	219,006	1
12-31-22	32.13	(0.05	)•	(7.46)	(7.51)	—	2.82	—	2.82	—	21.80	(23.69)	1.34	1.24	1.24	(0.21)	203,579	1
12-31-21	28.85	(0.17	)•	5.89	5.72	—	2.44	—	2.44	—	32.13	20.43	1.34	1.24	1.24	(0.57)	282,227	1
Class S2
06-30-26+	14.12	(0.02	)•	(1.78)	(1.80)	—	4.76	—	4.76	—	7.56	(12.99)	1.84	1.40	1.40	(0.52)	1,119	11

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® Baron Growth Portfolio (continued)
Class S2 (continued)
12-31-25	20.78	(0.08	)•	(1.87)	(1.95)	0.04	4.67	—	4.71	—	14.12	(11.04)	1.54	1.40	1.40	(0.46)	1,811	13
12-31-24	20.99	0.01	•	0.89	0.90	—	1.11	—	1.11	—	20.78	4.47	1.52	1.40	1.40	0.03	2,083	4
12-31-23	19.56	(0.08	)•	2.90	2.82	—	1.39	—	1.39	—	20.99	14.65	1.52	1.40	1.40	(0.37)	2,258	1
12-31-22	29.23	(0.08	)•	(6.77)	(6.85)	—	2.82	—	2.82	—	19.56	(23.79)	1.49	1.39	1.39	(0.36)	2,092	1
12-31-21	26.48	(0.21	)•	5.40	5.19	—	2.44	—	2.44	—	29.23	20.25	1.49	1.39	1.39	(0.73)	2,681	1
VY® Columbia Contrarian Core Portfolio
Class ADV
06-30-26+	15.31	(0.01	)•	1.31	1.30	—	—	—	—	—	16.61	8.49	1.67	1.21	1.21	(0.08)	39,405	26
12-31-25	14.39	(0.02	)•	2.34	2.32	0.02	1.38	—	1.40	—	15.31	16.79	1.55	1.21	1.21	(0.13)	42,060	51
12-31-24	11.99	0.01	•	2.70	2.71	0.02	0.29	—	0.31	—	14.39	22.81	1.54	1.21	1.20	0.09	40,494	49
12-31-23	14.21	0.02	•	3.95	3.97	0.27	5.92	—	6.19	—	11.99	31.36	1.54	1.21	1.20	0.18	32,297	46
12-31-22	21.12	0.03	•	(3.75)	(3.72)	0.01	3.18	—	3.19	—	14.21	(18.85)	1.46	1.22	1.22	0.15	23,018	50
12-31-21	19.23	0.00	*•	4.42	4.42	0.05	2.48	—	2.53	—	21.12	23.62	1.48	1.23	1.23	0.01	31,288	54
Class I
06-30-26+	18.55	0.04	•	1.59	1.63	—	—	—	—	—	20.18	8.73	1.17	0.71	0.71	0.42	7,629	26
12-31-25	17.15	0.07	•	2.81	2.88	0.10	1.38	—	1.48	—	18.55	17.41	1.05	0.71	0.71	0.37	7,842	51
12-31-24	14.22	0.10	•	3.20	3.30	0.08	0.29	—	0.37	—	17.15	23.39	1.04	0.71	0.70	0.60	7,769	49
12-31-23	15.87	0.10	•	4.49	4.59	0.32	5.92	—	6.24	—	14.22	32.09	1.04	0.71	0.71	0.67	7,078	46
12-31-22	23.19	0.12	•	(4.15)	(4.03)	0.11	3.18	—	3.29	—	15.87	(18.51)	0.96	0.72	0.72	0.64	5,731	50
12-31-21	20.88	0.12	•	4.81	4.93	0.14	2.48	—	2.62	—	23.19	24.23	0.98	0.73	0.73	0.52	157,468	54
Class S
06-30-26+	17.28	0.01	•	1.49	1.50	—	—	—	—	—	18.78	8.68	1.42	0.96	0.96	0.17	28,551	26
12-31-25	16.07	0.02	•	2.62	2.64	0.05	1.38	—	1.43	—	17.28	17.08	1.30	0.96	0.96	0.12	28,558	51
12-31-24	13.35	0.05	•	3.00	3.05	0.04	0.29	—	0.33	—	16.07	23.07	1.29	0.96	0.95	0.35	28,528	49
12-31-23	15.24	0.06	•	4.28	4.34	0.31	5.92	—	6.23	—	13.35	31.76	1.29	0.96	0.95	0.43	24,900	46
12-31-22	22.39	0.07	•	(3.98)	(3.91)	0.06	3.18	—	3.24	—	15.24	(18.64)	1.21	0.97	0.97	0.40	18,315	50
12-31-21	20.24	0.06	•	4.66	4.72	0.09	2.48	—	2.57	—	22.39	23.94	1.23	0.98	0.98	0.26	23,775	54
VY® Columbia Small Cap Value and Inflection Portfolio
Class ADV
06-30-26+	12.96	0.03	•	3.08	3.11	—	—	—	—	—	16.07	24.00	1.64	1.43	1.39	0.47	26,088	59
12-31-25	15.97	0.04	•	0.79	0.83	0.25	3.59	—	3.84	—	12.96	7.80	1.55	1.43	1.42	0.27	21,749	114
12-31-24	16.10	0.04	•	1.63	1.67	0.27	1.53	—	1.80	—	15.97	11.04	1.49	1.43	1.42	0.27	24,128	81
12-31-23	15.27	0.11	•	1.91	2.02	0.03	1.16	—	1.19	—	16.10	13.57	1.50	1.42	1.40	0.70	25,025	73
12-31-22	20.83	0.01	•	(2.85)	(2.84)	—	2.72	—	2.72	—	15.27	(14.12)	1.49	1.42	1.41	0.07	28,968	56
12-31-21	15.65	(0.02	)•	5.30	5.28	0.03	0.07	—	0.10	—	20.83	33.85	1.47	1.42	1.42	(0.10)	39,427	56
Class I
06-30-26+	14.01	0.07	•	3.34	3.41	—	—	—	—	—	17.42	24.34	1.14	0.93	0.89	0.97	20,076	59
12-31-25	16.94	0.11	•	0.87	0.98	0.32	3.59	—	3.91	—	14.01	8.36	1.05	0.93	0.93	0.69	17,115	114
12-31-24	16.98	0.13	•	1.72	1.85	0.36	1.53	—	1.89	—	16.94	11.56	0.99	0.93	0.92	0.77	37,210	81
12-31-23	16.07	0.20	•	2.01	2.21	0.14	1.16	—	1.30	—	16.98	14.13	1.00	0.92	0.90	1.23	49,605	73
12-31-22	21.71	0.11	•	(2.98)	(2.87)	0.05	2.72	—	2.77	—	16.07	(13.67)	0.99	0.92	0.91	0.59	43,765	56
12-31-21	16.27	0.07	•	5.53	5.60	0.09	0.07	—	0.16	—	21.71	34.52	0.97	0.92	0.92	0.37	45,424	56
Class R6
06-30-26+	14.03	0.08	•	3.34	3.42	—	—	—	—	—	17.45	24.38	0.92	0.90	0.86	1.01	10,332	59
12-31-25	16.98	0.12	•	0.86	0.98	0.34	3.59	—	3.93	—	14.03	8.38	0.91	0.89	0.88	0.82	7,985	114
12-31-24	17.02	0.14	•	1.72	1.86	0.37	1.53	—	1.90	—	16.98	11.63	0.89	0.87	0.86	0.83	8,064	81

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions								Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® Columbia Small Cap Value and Inflection Portfolio (continued)
Class R6 (continued)
12-31-23	16.10	0.21	•	2.02	2.23	0.15		1.16	—	1.31	—	17.02	14.23	0.89	0.86	0.84	1.28	8,338	73
12-31-22	21.74	0.12	•	(2.98)	(2.86)	0.06		2.72	—	2.78	—	16.10	(13.62)	0.89	0.86	0.85	0.65	9,533	56
12-31-21	16.29	0.10	•	5.51	5.61	0.09		0.07	—	0.16	—	21.74	34.57	0.89	0.86	0.86	0.49	12,560	56
Class S
06-30-26+	13.90	0.06	•	3.29	3.35	—		—	—	—	—	17.25	24.10	1.39	1.18	1.14	0.73	16,004	59
12-31-25	16.84	0.08	•	0.85	0.93	0.28		3.59	—	3.87	—	13.90	8.04	1.29	1.18	1.18	0.54	12,548	114
12-31-24	16.89	0.09	•	1.70	1.79	0.31		1.53	—	1.84	—	16.84	11.27	1.24	1.18	1.17	0.53	62,975	81
12-31-23	15.98	0.15	•	2.01	2.16	0.09		1.16	—	1.25	—	16.89	13.85	1.25	1.17	1.15	0.96	69,044	73
12-31-22	21.61	0.06	•	(2.97)	(2.91)	0.00	*	2.72	—	2.72	—	15.98	(13.91)	1.24	1.17	1.16	0.32	72,207	56
12-31-21	16.20	0.02	•	5.51	5.53	0.05		0.07	—	0.12	—	21.61	34.22	1.22	1.17	1.17	0.12	96,978	56
Class S2
06-30-26+	12.95	0.04	•	3.08	3.12	—		—	—	—	—	16.07	24.09	1.54	1.33	1.29	0.59	2,310	59
12-31-25	15.97	0.05	•	0.79	0.84	0.27		3.59	—	3.86	—	12.95	7.92	1.45	1.33	1.32	0.37	1,841	114
12-31-24	16.11	0.06	•	1.62	1.68	0.29		1.53	—	1.82	—	15.97	11.12	1.39	1.33	1.32	0.37	1,731	81
12-31-23	15.30	0.13	•	1.91	2.04	0.07		1.16	—	1.23	—	16.11	13.70	1.40	1.32	1.30	0.82	1,712	73
12-31-22	20.85	0.03		(2.86)	(2.83)	—		2.72	—	2.72	—	15.30	(14.06)	1.39	1.32	1.31	0.17	1,597	56
12-31-21	15.65	0.00	*	5.30	5.30	0.03		0.07	—	0.10	—	20.85	33.96	1.37	1.32	1.32	(0.01)	1,856	56
VY® Invesco Comstock Portfolio
Class ADV
06-30-26+	20.78	0.14	•	2.07	2.21	—		—	—	—	—	22.99	10.64	1.38	1.21	1.21	1.29	32,567	19
12-31-25	20.43	0.24	•	2.94	3.18	0.23		2.60	—	2.83	—	20.78	16.72	1.31	1.20	1.20	1.17	30,043	22
12-31-24	19.94	0.26	•	2.51	2.77	0.27		2.01	—	2.28	—	20.43	14.44	1.30	1.20	1.20	1.24	30,575	23
12-31-23	20.74	0.28	•	2.03	2.31	0.30		2.81	—	3.11	—	19.94	11.70	1.29	1.20	1.20	1.36	30,757	19
12-31-22	21.05	0.26	•	(0.24)	0.02	0.28		0.05	—	0.33	—	20.74	0.12	1.28	1.20	1.20	1.27	33,953	22
12-31-21	16.05	0.21	•	5.03	5.24	0.24		—	—	0.24	—	21.05	32.69	1.29	1.20	1.20	1.06	34,649	31
Class I
06-30-26+	21.11	0.19	•	2.12	2.31	—		—	—	—	—	23.42	10.94	0.88	0.71	0.71	1.76	95,611	19
12-31-25	20.71	0.35	•	2.98	3.33	0.33		2.60	—	2.93	—	21.11	17.24	0.81	0.70	0.70	1.68	110,501	22
12-31-24	20.17	0.37	•	2.56	2.93	0.38		2.01	—	2.39	—	20.71	15.05	0.80	0.70	0.70	1.72	109,517	23
12-31-23	20.94	0.38	•	2.06	2.44	0.40		2.81	—	3.21	—	20.17	12.25	0.79	0.70	0.70	1.87	134,901	19
12-31-22	21.25	0.37	•	(0.25)	0.12	0.38		0.05	—	0.43	—	20.94	0.63	0.78	0.70	0.70	1.74	141,023	22
12-31-21	16.20	0.31	•	5.09	5.40	0.35		—	—	0.35	—	21.25	33.33	0.79	0.70	0.70	1.58	178,856	31
Class S
06-30-26+	21.15	0.17	•	2.11	2.28	—		—	—	—	—	23.43	10.78	1.13	0.96	0.96	1.54	104,812	19
12-31-25	20.74	0.30	•	2.99	3.29	0.28		2.60	—	2.88	—	21.15	17.02	1.06	0.95	0.95	1.43	98,441	22
12-31-24	20.21	0.32	•	2.54	2.86	0.32		2.01	—	2.33	—	20.74	14.70	1.05	0.95	0.95	1.49	92,678	23
12-31-23	20.97	0.33	•	2.07	2.40	0.35		2.81	—	3.16	—	20.21	12.03	1.04	0.95	0.95	1.62	88,857	19
12-31-22	21.28	0.32	•	(0.25)	0.07	0.33		0.05	—	0.38	—	20.97	0.38	1.03	0.95	0.95	1.53	87,056	22
12-31-21	16.23	0.26	•	5.09	5.35	0.30		—	—	0.30	—	21.28	32.96	1.04	0.95	0.95	1.31	81,485	31
VY® Invesco Equity and Income Portfolio
Class ADV
06-30-26+	32.15	0.22	•	1.83	2.05	—		—	—	—	—	34.20	6.38	1.38	1.15	1.15	1.36	45,031	63
12-31-25	40.95	0.52	•	3.69	4.21	0.50		12.51	—	13.01	—	32.15	12.27	1.29	1.14	1.14	1.41	42,339	126
12-31-24	40.72	0.62	•	3.89	4.51	1.26		3.02	—	4.28	—	40.95	11.42	1.24	1.14	1.14	1.46	40,720	125
12-31-23	40.03	0.62	•	3.15	3.77	0.73		2.35	—	3.08	—	40.72	9.71	1.22	1.14	1.14	1.55	40,401	144
12-31-22	51.71	0.54	•	(4.68)	(4.14)	0.54		7.00	—	7.54	—	40.03	(8.07)	1.22	1.14	1.14	1.20	43,412	136

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® Invesco Equity and Income Portfolio (continued)
Class ADV (continued)
12-31-21	44.76	0.36	•	7.69	8.05	0.50	0.60	—	1.10	—	51.71	18.03	1.21	1.14	1.14	0.73	49,436	127
Class I
06-30-26+	33.50	0.32	•	1.91	2.23	—	—	—	—	—	35.73	6.66	0.88	0.65	0.65	1.86	395,463	63
12-31-25	42.11	0.73	•	3.82	4.55	0.65	12.51	—	13.16	—	33.50	12.80	0.79	0.64	0.64	1.91	392,761	126
12-31-24	41.73	0.85	•	4.01	4.86	1.46	3.02	—	4.48	—	42.11	12.00	0.74	0.64	0.64	1.96	399,506	125
12-31-23	40.95	0.84	•	3.23	4.07	0.94	2.35	—	3.29	—	41.73	10.25	0.72	0.64	0.64	2.05	419,320	144
12-31-22	52.69	0.78	•	(4.77)	(3.99)	0.75	7.00	—	7.75	—	40.95	(7.60)	0.72	0.64	0.64	1.69	423,188	136
12-31-21	45.58	0.62	•	7.83	8.45	0.74	0.60	—	1.34	—	52.69	18.60	0.71	0.64	0.64	1.23	502,445	127
Class S
06-30-26+	32.90	0.27	•	1.87	2.14	—	—	—	—	—	35.04	6.50	1.13	0.90	0.90	1.61	18,926	63
12-31-25	41.59	0.63	•	3.76	4.39	0.57	12.51	—	13.08	—	32.90	12.53	1.04	0.89	0.89	1.67	18,494	126
12-31-24	41.32	0.76	•	3.94	4.70	1.41	3.02	—	4.43	—	41.59	11.71	0.99	0.89	0.89	1.78	19,710	125
12-31-23	40.58	0.73	•	3.19	3.92	0.83	2.35	—	3.18	—	41.32	9.97	0.97	0.89	0.89	1.80	316,937	144
12-31-22	52.29	0.66	•	(4.73)	(4.07)	0.64	7.00	—	7.64	—	40.58	(7.83)	0.97	0.89	0.89	1.44	346,982	136
12-31-21	45.24	0.49	•	7.77	8.26	0.61	0.60	—	1.21	—	52.29	18.31	0.96	0.89	0.89	0.97	437,821	127
Class S2
06-30-26+	31.80	0.24	•	1.81	2.05	—	—	—	—	—	33.85	6.45	1.28	1.03	1.03	1.48	4,107	63
12-31-25	40.63	0.56	•	3.65	4.21	0.53	12.51	—	13.04	—	31.80	12.38	1.19	1.02	1.02	1.53	4,260	126
12-31-24	40.48	0.69	•	3.83	4.52	1.35	3.02	—	4.37	—	40.63	11.53	1.14	1.02	1.02	1.65	4,094	125
12-31-23	39.81	0.66	•	3.13	3.79	0.77	2.35	—	3.12	—	40.48	9.83	1.12	1.02	1.02	1.67	250,871	144
12-31-22	51.45	0.59	•	(4.65)	(4.06)	0.58	7.00	—	7.58	—	39.81	(7.95)	1.12	1.02	1.02	1.31	265,672	136
12-31-21	44.52	0.42	•	7.64	8.06	0.53	0.60	—	1.13	—	51.45	18.17	1.11	1.02	1.02	0.84	320,526	127
VY® JPMorgan Mid Cap Value Portfolio
Class ADV
06-30-26+	13.50	0.03	•	1.46	1.49	—	—	—	—	—	14.99	11.04	1.61	1.36	1.36	0.38	71,112	45
12-31-25	15.30	0.06	•	0.51	0.57	0.10	2.27	—	2.37	—	13.50	4.10	1.53	1.36	1.36	0.45	69,880	47
12-31-24	14.29	0.08	•	1.83	1.91	0.10	0.80	—	0.90	—	15.30	13.71	1.50	1.36	1.36	0.50	76,216	26
12-31-23	14.51	0.09	•	1.33	1.42	0.12	1.52	—	1.64	—	14.29	10.28	1.51	1.35	1.35	0.62	75,703	10
12-31-22	19.24	0.11	•	(1.76)	(1.65)	0.11	2.97	—	3.08	—	14.51	(8.84)	1.50	1.38	1.38	0.64	79,578	13
12-31-21	15.51	0.05	•	4.43	4.48	0.05	0.70	—	0.75	—	19.24	29.15	1.49	1.38	1.38	0.28	93,649	22
Class I
06-30-26+	14.46	0.07	•	1.57	1.64	—	—	—	—	—	16.10	11.34	1.11	0.86	0.86	0.88	49,400	45
12-31-25	16.21	0.14	•	0.55	0.69	0.17	2.27	—	2.44	—	14.46	4.63	1.03	0.86	0.86	0.93	47,858	47
12-31-24	15.08	0.16	•	1.94	2.10	0.17	0.80	—	0.97	—	16.21	14.30	1.00	0.86	0.86	1.00	81,067	26
12-31-23	15.21	0.17	•	1.41	1.58	0.19	1.52	—	1.71	—	15.08	10.89	1.01	0.85	0.85	1.11	97,398	10
12-31-22	20.00	0.20	•	(1.83)	(1.63)	0.19	2.97	—	3.16	—	15.21	(8.39)	1.00	0.88	0.88	1.13	107,243	13
12-31-21	16.09	0.15	•	4.60	4.75	0.14	0.70	—	0.84	—	20.00	29.79	0.99	0.88	0.88	0.77	138,540	22
Class S
06-30-26+	14.12	0.05	•	1.53	1.58	—	—	—	—	—	15.70	11.19	1.36	1.11	1.11	0.63	67,877	45
12-31-25	15.87	0.10	•	0.53	0.63	0.11	2.27	—	2.38	—	14.12	4.37	1.28	1.11	1.11	0.68	65,394	47
12-31-24	14.78	0.12	•	1.90	2.02	0.13	0.80	—	0.93	—	15.87	14.04	1.25	1.11	1.11	0.75	131,293	26
12-31-23	14.95	0.13	•	1.37	1.50	0.15	1.52	—	1.67	—	14.78	10.54	1.26	1.10	1.10	0.87	138,590	10
12-31-22	19.72	0.15	•	(1.80)	(1.65)	0.15	2.97	—	3.12	—	14.95	(8.62)	1.25	1.13	1.13	0.89	153,670	13
12-31-21	15.87	0.10	•	4.54	4.64	0.09	0.70	—	0.79	—	19.72	29.51	1.24	1.13	1.13	0.53	188,813	22
Class S2
06-30-26+	13.47	0.03	•	1.47	1.50	—	—	—	—	—	14.97	11.14	1.51	1.26	1.26	0.49	705	45

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions								Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® JPMorgan Mid Cap Value Portfolio (continued)
Class S2 (continued)
12-31-25	15.27	0.08	•	0.50	0.58	0.11		2.27	—	2.38	—	13.47	4.18	1.43	1.26	1.26	0.53	633	47
12-31-24	14.26	0.09	•	1.83	1.92	0.11		0.80	—	0.91	—	15.27	13.86	1.40	1.26	1.26	0.61	845	26
12-31-23	14.48	0.10	•	1.33	1.43	0.13		1.52	—	1.65	—	14.26	10.42	1.41	1.25	1.25	0.73	776	10
12-31-22	19.17	0.13	•	(1.77)	(1.64)	0.08		2.97	—	3.05	—	14.48	(8.82)	1.40	1.28	1.28	0.73	718	13
12-31-21	15.47	0.08	•	4.41	4.49	0.09		0.70	—	0.79	—	19.17	29.29	1.39	1.28	1.28	0.43	1,996	22
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV
06-30-26+	7.80	(0.03	)•	0.68	0.65	—		—	—	—	—	8.45	8.33	1.48	1.31	1.31	(0.68)	96,120	48
12-31-25	8.56	(0.06	)•	0.93	0.87	—		1.63	—	1.63	—	7.80	9.49	1.36	1.30	1.30	(0.74)	87,085	56
12-31-24	8.07	(0.05	)•	1.70	1.65	—		1.16	—	1.16	—	8.56	23.17	1.36	1.30	1.30	(0.65)	73,397	45
12-31-23	6.72	(0.03	)•	1.39	1.36	—		0.01	—	0.01	—	8.07	20.30	1.37	1.28	1.28	(0.47)	64,561	45
12-31-22	12.43	(0.04	)•	(2.84)	(2.88)	—		2.83	—	2.83	—	6.72	(24.63)	1.36	1.28	1.28	(0.45)	53,242	29
12-31-21	13.16	(0.12	)•	1.84	1.72	—		2.45	—	2.45	—	12.43	13.24	1.34	1.30	1.30	(0.91)	76,149	31
Class I
06-30-26+	10.99	(0.01	)•	0.96	0.95	—		—	—	—	—	11.94	8.64	0.98	0.81	0.81	(0.19)	741,305	48
12-31-25	11.43	(0.03	)•	1.22	1.19	—		1.63	—	1.63	—	10.99	9.92	0.86	0.80	0.80	(0.25)	719,759	56
12-31-24	10.34	(0.02	)•	2.27	2.25	—		1.16	—	1.16	—	11.43	23.92	0.86	0.80	0.80	(0.15)	914,315	45
12-31-23	8.56	0.00	*•	1.79	1.79	0.00	*	0.01	—	0.01	—	10.34	20.96	0.87	0.78	0.78	0.03	836,627	45
12-31-22	14.82	0.00	*•	(3.43)	(3.43)	—		2.83	—	2.83	—	8.56	(24.34)	0.86	0.78	0.78	0.05	841,674	29
12-31-21	15.20	(0.06	)•	2.13	2.07	0.00	*	2.45	—	2.45	—	14.82	13.80	0.84	0.80	0.80	(0.41)	1,214,371	31
Class R6
06-30-26+	11.03	(0.01	)•	0.97	0.96	—		—	—	—	—	11.99	8.70	0.78	0.78	0.78	(0.16)	100,409	48
12-31-25	11.46	(0.02	)•	1.22	1.20	—		1.63	—	1.63	—	11.03	9.99	0.78	0.78	0.78	(0.21)	90,835	56
12-31-24	10.37	(0.01	)•	2.26	2.25	—		1.16	—	1.16	—	11.46	23.84	0.77	0.76	0.76	(0.11)	128,959	45
12-31-23	8.58	0.01	•	1.79	1.80	0.00	*	0.01	—	0.01	—	10.37	21.03	0.77	0.75	0.75	0.07	109,932	45
12-31-22	14.84	0.01	•	(3.44)	(3.43)	—		2.83	—	2.83	—	8.58	(24.31)	0.77	0.75	0.75	0.08	89,811	29
12-31-21	15.22	(0.06	)•	2.13	2.07	—		2.45	—	2.45	—	14.84	13.80	0.76	0.76	0.76	(0.37)	118,927	31
Class S
06-30-26+	9.68	(0.02	)•	0.85	0.83	—		—	—	—	—	10.51	8.58	1.23	1.06	1.06	(0.44)	21,982	48
12-31-25	10.26	(0.05	)•	1.10	1.05	—		1.63	—	1.63	—	9.68	9.67	1.11	1.05	1.05	(0.50)	21,067	56
12-31-24	9.43	(0.04	)•	2.03	1.99	—		1.16	—	1.16	—	10.26	23.45	1.11	1.05	1.05	(0.40)	28,931	45
12-31-23	7.83	(0.02	)•	1.63	1.61	—		0.01	—	0.01	—	9.43	20.62	1.12	1.03	1.03	(0.22)	28,114	45
12-31-22	13.88	(0.02	)•	(3.20)	(3.22)	—		2.83	—	2.83	—	7.83	(24.47)	1.11	1.03	1.03	(0.22)	26,887	29
12-31-21	14.40	(0.10	)•	2.03	1.93	—		2.45	—	2.45	—	13.88	13.58	1.09	1.05	1.05	(0.66)	45,922	31
Class S2
06-30-26+	8.01	(0.02	)•	0.70	0.68	—		—	—	—	—	8.69	8.49	1.38	1.21	1.21	(0.58)	3,342	48
12-31-25	8.75	(0.06	)•	0.95	0.89	—		1.63	—	1.63	—	8.01	9.51	1.26	1.20	1.20	(0.65)	3,072	56
12-31-24	8.21	(0.05	)•	1.75	1.70	—		1.16	—	1.16	—	8.75	23.38	1.26	1.20	1.20	(0.55)	3,036	45
12-31-23	6.83	(0.03	)•	1.42	1.39	—		0.01	—	0.01	—	8.21	20.42	1.27	1.18	1.18	(0.37)	2,614	45
12-31-22	12.57	(0.04	)•	(2.87)	(2.91)	—		2.83	—	2.83	—	6.83	(24.60)	1.26	1.18	1.18	(0.41)	2,207	29
12-31-21	13.28	(0.11	)•	1.85	1.74	—		2.45	—	2.45	—	12.57	13.28	1.24	1.20	1.20	(0.82)	5,903	31

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-five active separate investment series. The eleven series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Global Bond Portfolio (“Global Bond”), Voya Global Insights Portfolio (“Global Insights”), Voya International High Dividend Low Volatility Portfolio (“International High Dividend Low Volatility”), VY® American Century Small-Mid Cap Value Portfolio (“American Century Small-Mid Cap Value”), VY® Baron Growth Portfolio (“Baron Growth”), VY® Columbia Contrarian Core Portfolio (“Columbia Contrarian Core”), VY® Columbia Small Cap Value and Inflection Portfolio (“Columbia Small Cap Value and Inflection”), VY® Invesco Comstock Portfolio (“Invesco Comstock”), VY® Invesco Equity and Income Portfolio (“Invesco Equity and Income”), VY® JPMorgan Mid Cap Value Portfolio (“JPMorgan Mid Cap Value”) and, VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (“T. Rowe Price Diversified Mid Cap Growth”). Each Portfolio is a diversified series of the Company. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Initial (“Class I”), Class R6, Service (“Class S”) and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. Shares of the Portfolios may be offered to separate accounts (“Separate Accounts”) of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies (“Variable Contracts”) and to certain of the Portfolios’ investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Separate Account context. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/ losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Distributions are determined separately for each class based on income and expenses allocated to each class. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to Global Bond and International High Dividend Low Volatility. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income, adjusted for the accretion of discounts and amortization of premiums (if applicable), is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly and net capital gains distributions, if any, are declared and paid annually by Global Bond. Dividends from net investment income, if any, are declared and paid semi-annually and net capital gains distributions, if any, are declared and paid annually by Invesco Comstock, Invesco Equity and Income, JPMorgan Mid Cap Value and T. Rowe Price Diversified Mid Cap Growth. For all other Portfolios, dividends from net investment income and net capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of subchapter M of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

F.  Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with GAAP for investment companies. Actual results could differ from these estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S.

dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2026, the maximum amount of loss that Global Bond, Invesco Comstock and Invesco Equity and Income would incur if their relevant counterparties failed to perform would be $370,340, $62 and $221 respectively, which represents the gross payments to be received by the Portfolios on forward foreign currency contracts, forward premium swaptions, OTC interest rate swaps, OTC total return swaps, OTC volatility swaps, and OTC purchased options were they to be unwound as of June 30, 2026. There was no cash collateral received by any Portfolio at June 30, 2026.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

As of June 30, 2026, Global Bond, Invesco Comstock and Invesco Equity and Income had a liability position of $383,977, $32,251 and $19,301 respectively, on forward foreign currency contracts, forward premium swaptions, OTC total return swaps, OTC volatility swaps and written options with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2026, the Portfolios could have been required to pay this amount in cash to its counterparties. There was no cash collateral pledged by any other Portfolio at June 30, 2026.

As of June 30, 2026, American Century Small-Mid Cap Value had not entered into any Master Agreements.

H. Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the Portfolio of Investments.

During the period ended June 30, 2026, the following Portfolios had average quarterly contract amounts on forward foreign currency contracts purchased and sold as disclosed below. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at June 30, 2026.

	Buy	Sell
Global Bond	$46,398,183	$9,761,982
American Century Small-Mid Cap Value	496,736	14,236,494
Invesco Comstock	391,551	10,277,743
Invesco Equity and Income	357,046	7,355,973

I. Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2026, Global Bond and Invesco Equity and Income had purchased and sold (Global Bond only) futures contracts on various notes and bonds as part of their respective duration strategy. In addition, Global Insights purchased futures contracts on foreign currencies. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2026, the following Portfolios had an average quarterly notional value on futures contracts purchased and sold as disclosed below. Please refer to the table within the Portfolio of Investments for open futures contracts at June 30, 2026.

	Purchased	Sold
Global Bond	$28,147,638	$4,474,868
Invesco Equity and Income	974,346	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

J.  Securities Lending. Each Portfolio may temporarily loan up to 331⁄3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

K.  Restricted Securities. The Portfolios may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule144A”) or securities offered pursuant to Section 4(a) (2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulations S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

L. Delayed-Delivery and When-Issued Transactions. Certain Portfolios may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolios’ Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios’ custodian sufficient to cover the purchase price.

To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At June 30, 2026, Global Bond had not pledged any cash collateral for any when-issued or delayed-delivery transactions.

M. Mortgage Dollar Roll Transactions. Certain Portfolios may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based dollar roll transactions, the fee is recorded as income.

N. Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options on futures, swaps (“swaptions”), securities, commodities or foreign currencies. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. Forward premium swaptions include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. Premiums received from writing options which expire are treated as realized gains. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the period ended June 30, 2026, Global Bond had purchased and written interest rate swaptions with an average quarterly notional value of $2,601,457 and $3,329,050, respectively, to gain additional exposure to interest rates and to generate income. Please refer to the tables within the Portfolio of Investments for open written interest rate swaptions at June 30, 2026.

During the period ended June 30, 2026, Global Bond had purchased and written foreign currency options with an average quarterly notional value of $3,083,909 and $1,328,631, respectively, to gain exposure to foreign currencies and to generate income. Please refer to the tables within the Portfolio of Investments for open purchased and written foreign currency options at June 30, 2026.

During the period ended June 30, 2026, Global Bond had purchased and written forward premium swaptions with an average quarterly notional value of $13,605,422 and $139,214,891 respectively, to manage duration and yield curve exposures and to generate income. Please refer to the tables within the Portfolio of Investments for open purchased and written forward premium swaptions at June 30, 2026.

During the period ended June 30, 2026, Global Bond had written credit default swaptions with an average quarterly notional value of $3,619,293 to generate income. Please refer to the tables within the Portfolio of Investments for open written credit default swaptions at June 30, 2026. There were no open purchased credit default swaptions at June 30, 2026.

During the period ended June 30, 2026, Global Bond had written equity options with an average quarterly notional value of $459,225 to generate income. There were no open written equity options at June 30, 2026.

O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio’s Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, registered commodities exchange(s), counterparties or brokers. The fair value of an OTC swap contract is recorded on each Portfolio’s Statements of Assets and Liabilities. Daily changes in the value of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received on OTC swaps by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk-related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

During the period ended June 30, 2026, Global Bond bought credit protection on credit default swap indices (“CDX”) with an average quarterly notional amount of $7,887,000 to reduce exposure to various sectors of the credit market. Please refer to the tables within the Portfolio of Investments for open credit default swaps to buy protection at June 30, 2026

During the period ended June 30, 2026, Global Bond sold credit protection on credit default swap indices (“CDX”) with an average quarterly notional amount of $7,205,865 to gain exposure to the various sectors of the credit market. A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Please refer to the tables within the Portfolio of Investments for open credit default swaps to sell protection at June 30, 2026.

Inflation-linked Swap Contracts. Certain Portfolios may enter into inflation-linked swaps. In an inflation-linked swap, one party pays a fixed interest rate on a notional amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional amount.

For the period ended June 30, 2026, Global Bond had entered into inflation-linked swaps in which it pays a floating interest rate and receives a fixed rate linked to an inflation index (“long inflation-linked swap”). Average quarterly notional amount on long inflation linked-bonds were $1,139,000.

For the period ended June 30, 2026, Global Bond had entered into inflation-linked swaps in which it pays a fixed interest rate and receives a floating rate linked to an inflation index (“short inflation-linked swap”). Average quarterly notional amount on short inflation linked-bonds were $1,139,000.

Global Bond used inflation-linked swaps as part of their inflation strategy. Please refer to the tables within the Portfolio of Investments for Global Bond for open centrally cleared inflation-linked swaps at June 30, 2026.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the period ended June 30, 2026, Global Bond had entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average quarterly notional amounts on long interest rate swaps was $21,685,005.

For the period ended June 30, 2026, Global Bond had entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average quarterly notional amounts on short interest rate swaps was $52,548,285.

Global Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within the Portfolio of Investments for Global Bond for open centrally cleared and OTC interest rate swaps at June 30, 2026.

At June 30, 2026, Global Bond had pledged $1,409,500 in cash collateral for open centrally cleared swaps.

Volatility Swap Contracts. Certain Portfolios may enter into volatility swaps. Volatility swaps are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. As a receiver of the realized price volatility, the Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

During the period ended June 30, 2026, Global Bond had entered into receiver and payer volatility swaps on foreign currencies with an average quarterly notional amount of $546,500 and $3,420,807, respectively. Please refer to the tables within the Portfolio of Investments for open receiver and payer volatility swaps at June 30, 2026.

Total Return Swap Contracts. Certain Portfolios may enter into total return swaps. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Portfolio would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. A Portfolio’s use of a total return swap exposes the Portfolio to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For the period ended June 30, 2026, Global Bond had an entered into receiver total return swaps with an average quarterly notional amount of $5,771,289 and $5,658,230 respectively. Please refer to the tables within the Portfolio of Investments for open receiver total return swaps at June 30, 2026.

Cross-Currency Swaps. Certain Portfolios may enter into cross-currency swaps. Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

There were no cross-currency swaps entered into by any Portfolio during the period ended June 30, 2026.

Equity-Linked Notes. Invesco Equity and Income invests in equity-linked notes. Equity-linked notes are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income earned from equity-linked notes is recorded as Interest income in the Statements of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The Portfolio records the net change in the fair value of the equity-linked note on the accompanying Statements of Operations as a change in unrealized appreciation or depreciation on investments. The Portfolio records a realized gain or loss on the Statements of Operations upon the sale or maturity of the equity-linked note. The risks of investing in equity-linked notes include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity-linked notes and the appreciation potential may be limited. Equity-linked notes may be more volatile and less liquid than other investments held by the Portfolio. Please refer to the tables within the Portfolio of Investments for open equity-linked notes at June 30, 2026.

P. Structured Notes. Global Bond and Invesco Equity and Income invest in structured notes whose principal payments or interest payments are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The terms and conditions of these notes may be ‘structured’ by the purchaser (a Portfolio) and the borrower issuing the note. The market value of these notes will increase or decrease based on the performance of the underlying asset or reference. A Portfolio records the net change in the market value of the structured note on the accompanying Statements of Operations as a change in unrealized appreciation or depreciation on investments. A Portfolio records a realized gain or loss on the Statements of Operations upon the sale or maturity of the structured note. There were no structured notes for either Global Bond and Invesco Equity and Income at June 30, 2026.

Q. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2026, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities were as follows:

	Purchases	Sales
Global Bond	$8,564,468	$9,189,322
Global Insights	504,051,291	693,264,710
International High Dividend Low Volatility	103,905,302	293,133,292
American Century Small-Mid Cap Value	99,440,162	133,399,110
Baron Growth	25,183,880	85,093,781
Columbia Contrarian Core	19,635,969	27,884,157
Columbia Small Cap Value and Inflection	39,244,492	41,386,092
Invesco Comstock	42,284,226	67,658,569
Invesco Equity and Income	65,996,996	95,503,625
JPMorgan Mid Cap Value	82,077,781	96,460,249
T. Rowe Price Diversified Mid Cap Growth	437,039,509	473,419,046

U.S. government securities not included above were as follows:

	Purchases	Sales
Global Bond	$59,498,000	$63,639,232
Invesco Equity and Income	207,265,082	209,196,967

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Global Bond	0.600% on the first $4 billion;
0.575% on the next $1 billion;
0.550% on the next $1 billion;
0.530% on assets over $6 billion
Global Insights	0.70% on the first $3 billion;
0.68% on the next $1 billion;
0.67% on the next $4 billion;
0.66% thereafter
International High Dividend Low Volatility	0.60% on all assets
American Century Small-Mid Cap Value	0.91% on all assets
Baron Growth	0.950% on the first $1 billion;

0.925% on the next $1 billion;
0.900% on assets over $2 billion
Columbia Contrarian Core	0.90% on the first $500 million;
0.85% on the next $500 million;
0.80% on assets over $1 billion
Columbia Small Cap Value and Inflection	0.85% on all assets

Invesco Comstock	0.70% on all assets
Invesco Equity and Income	0.65% on the first $750 million;
0.63% on the next $250 million;
0.61% on assets over $1 billion
JPMorgan Mid Cap Value	0.85% on the first $500 million;
0.75% on the next $500 million;
0.70% on assets over $1 billion
T. Rowe Price Diversified Mid Cap Growth	0.74% on all assets

Effective May 1, 2026, the Board approved the expiration of the management fee waiver for Global Bond, Global Insights, Columbia Contrarian Core, Columbia Small Cap Value and Inflection, Invesco Equity and Income, and JPMorgan Mid Cap Value. Prior to May 1, 2026, the Investment Adviser was contractually obligated to waive 0.003%, 0.05%, 0.048%, 0.027%, 0.01% and 0.025% of the management fee for Global Bond, Global Insights, Columbia Contrarian Core, Columbia Small Cap Value and Inflection, Invesco Equity and Income, and JPMorgan Mid Cap Value, respectively. Any fees waived or reimbursed were not eligible for recoupment.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for certain Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each respective Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations. The sub-advisers of the Portfolios are as follows (*denotes an affiliated sub-adviser):

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Portfolio	Sub-Adviser
Global Bond, Global Insights & International High Dividend Low Volatility	Voya Investment Management Co. LLC*
American Century Small-Mid Cap Value	American Century Investment Management, Inc.
Baron Growth	BAMCO, Inc.
Columbia Contrarian Core & Columbia Small Cap Value and Inflection	Columbia Management Investment Advisers, LLC
Invesco Comstock & Invesco Equity and Income	Invesco Advisers, Inc.
JPMorgan Mid Cap Value	J.P. Morgan Investment Management Inc.
T. Rowe Price Diversified Mid Cap Growth	T. Rowe Price Associates, Inc.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV and Class S2 shares of each respective Portfolio have a plan of distribution (the “Plan”), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio’s shares. The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance. Under the Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares and a Portfolio makes payments at an annual rate of 0.15% of the Portfolio’s average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.02% of the distribution fee for Class S2 shares of Invesco Equity and Income. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.

Class ADV, Class S and Class S2 shares are further subject to a shareholder servicing fee payable to shareholder organizations pursuant to the shareholder servicing plan adopted for Class ADV, Class S and Class S2 shares which shall not exceed an annual rate of 0.25% of the average daily net assets of each class, respectively.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2026, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affiliated
Investment Company	Portfolio	Percentage
ReliaStar Life Insurance Company	Invesco Comstock	7.41%
	T. Rowe Price Diversified Mid Cap Growth	5.42

Voya Institutional Trust Company	Global Bond	18.16
	Global Insights	15.23
	International High Dividend Low Volatility	27.86
	American Century Small-Mid Cap Value	50.28
	Baron Growth	35.89
	Columbia Contrarian Core	56.65
	Columbia Small Cap Value and Inflection	39.56
	Invesco Comstock	13.95
	Invesco Equity and Income	10.73
	JPMorgan Mid Cap Value	43.56
	T. Rowe Price Diversified Mid Cap Growth	17.04
Voya Retirement Insurance and Annuity Company	Global Bond	81.65
	Global Insights	80.54
	International High Dividend Low Volatility	67.00
	American Century Small-Mid Cap Value	48.32
	Baron Growth	62.54
	Columbia Contrarian Core	40.44
	Columbia Small Cap Value and Inflection	49.93
	Invesco Comstock	51.93
	Invesco Equity and Income	78.63
	JPMorgan Mid Cap Value	49.04
	T. Rowe Price Diversified Mid Cap Growth	72.72

The Investment Adviser may direct the Portfolios’ sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2026, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Global Bond	$62,503
Global Insights	1,109,783
International High Dividend Low Volatility	123,523
American Century Small-Mid Cap Value	305,656
Baron Growth	247,900
Columbia Contrarian Core	76,971
Columbia Small Cap Value and Inflection	64,674
Invesco Comstock	149,084
Invesco Equity and Income	424,807
JPMorgan Mid Cap Value	196,597
T. Rowe Price Diversified Mid Cap Growth	825,593

During the period ended June 30, 2026, Global Insights incurred $65,000 of shareholder notification costs associated with conversion changes to offering and eligibility structure. The Investment Adviser reimbursed Global Insights for these costs.

During the period ended June 30, 2026, Baron Growth incurred $275,000 of proxy and solicitation costs associated with its merger with and into Voya MidCap Opportunities Fund, which is not included in this report. The Investment Adviser reimbursed Baron Growth for the costs associated with the merger.

NOTE 7 —EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the following Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Portfolio’s Board members who are not “interested persons,” as that term is defined in the 1940 Act, and acquired fund fees and expenses to the levels listed below:

	Class	Class	Class	Class	Class
Portfolio	ADV	I	R6	S	S2
Global Bond	1.17%	0.67%	N/A	0.92%	N/A
Global Insights	1.30%	0.80%	N/A	1.05%	1.20%
International High Dividend Low Volatility	1.25%	0.75%	N/A	1.00%	1.15%

	Class	Class	Class	Class	Class
Portfolio	ADV	I	R6	S	S2
American Century Small-Mid Cap Value	1.35%	0.85%	N/A	1.10%	1.25%
Baron Growth	1.49%	0.99%	0.99%	1.24%	1.39%
Columbia Contrarian Core	1.20%	0.70%	N/A	0.95%	N/A
Columbia Small Cap Value and Inflection	1.42%	0.92%	0.92%	1.17%	1.32%
Invesco Comstock	1.22%	0.72%	N/A	0.97%	N/A
Invesco Equity and Income	1.14%	0.64%	N/A	0.89%	1.04%
JPMorgan Mid Cap Value	1.35%	0.85%	N/A	1.10%	1.25%
T. Rowe Price Diversified Mid Cap Growth	1.30%	0.80%	0.80%	1.05%	1.20%

Prior to May 1, 2026, the expense limits were to the levels listed below:

	Class	Class	Class	Class	Class
Portfolio	ADV	I	R6	S	S2
Columbia Contrarian Core	1.25%	0.75%	N/A	1.00%	N/A
Columbia Small Cap Value and Inflection	1.45%	0.95%	0.95%	1.20%	1.35%
Invesco Comstock	1.20%	0.70%	N/A	0.95%	N/A
Invesco Equity and Income	1.15%	0.65%	N/A	0.90%	1.05%
JPMorgan Mid Cap Value	1.38%	0.88%	N/A	1.13%	1.28%

With the exception of Baron Growth, the Expense Limitation Agreement is contractual through May 1, 2027. For Baron Growth, the Expense Limitation Agreement is contractual through May 1, 2028. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 8, 2026, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York Mellon ("BNY") for an aggregate amount of $300,000,000 through June 7, 2027. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolios or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 8, 2026, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 7, 2026.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The below Portfolios utilized the line of credit during the period ended June 30, 2026 as follows:

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT (continued)

			Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Portfolio	Utilized	Utilized	Utilized
Global Insights	5	$2,342,000	4.63%
International High
Dividend Low Volatility	4	3,151,000	4.64
American Century Small-
Mid Cap Value	1	2,474,000	4.64
Baron Growth	1	817,000	4.64
T. Rowe Price Diversified
Mid Cap Growth	4	1,481,750	4.62

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Global Bond
Class ADV
6/30/2026	45,834	—	29,194	(117,444)	—	(42,416)	367,951	—	235,646	(944,705)	—	(341,108)
12/31/2025	74,400	—	51,823	(189,873)	—	(63,650)	600,771	—	419,935	(1,534,149)	—	(513,443)
Class I
6/30/2026	369,253	—	187,532	(1,269,251)	—	(712,466)	3,031,275	—	1,542,780	(10,343,171)	—	(5,769,116)
12/31/2025	857,506	—	342,557	(1,139,760)	—	60,303	7,083,248	—	2,828,769	(9,391,375)	—	520,642
Class S
6/30/2026	47,008	—	18,967	(1,850,578)	—	(1,784,603)	387,468	—	157,681	(14,972,123)	—	(14,426,974)
12/31/2025	378,839	—	78,915	(744,207)	—	(286,453)	3,100,544	—	650,123	(6,055,746)	—	(2,305,079)
Global Insights
Class ADV
6/30/2026	63,406	—	3,158,683	(1,656,477)	—	1,565,612	517,052	—	20,468,264	(12,559,431)	—	8,425,885
12/31/2025	178,950	—	1,313,454	(2,170,683)	—	(678,279)	1,435,470	—	9,916,580	(17,243,438)	—	(5,891,388)
Class I
6/30/2026	99,851	—	16,057,249	(22,604,221)	—	(6,447,121)	1,078,172	—	140,019,209	(200,012,094)	—	(58,914,713)
12/31/2025	240,866	—	7,095,734	(12,598,139)	—	(5,261,539)	2,430,164	—	68,544,793	(125,232,778)	—	(54,257,821)
Class S
6/30/2026	39,240	—	559,720	(795,855)	—	(196,895)	327,254	—	3,890,057	(6,136,737)	—	(1,919,426)
12/31/2025	214,932	—	1,101,445	(11,728,092)	—	(10,411,715)	1,832,823	—	8,822,576	(99,569,809)	—	(88,914,410)
Class S2
6/30/2026	16,977	—	111,879	(21,321)	—	107,535	117,044	—	639,947	(148,312)	—	608,679
12/31/2025	39,964	—	40,142	(71,653)	—	8,453	291,270	—	274,975	(503,086)	—	63,159
International High Dividend Low Volatility
Class ADV
6/30/2026	315,070	—	1,158,781	(423,190)	—	1,050,661	3,704,134	—	11,228,585	(4,746,690)	—	10,186,029
12/31/2025	1,033,467	—	170,158	(505,249)	—	698,376	12,184,783	—	2,041,895	(6,094,906)	—	8,131,772
Class I
6/30/2026	565,035	—	3,434,057	(677,273)	—	3,321,819	7,216,445	—	33,859,804	(7,487,912)	—	33,588,337
12/31/2025	1,849,495	—	477,264	(3,330,659)	—	(1,003,900)	22,412,504	—	5,808,299	(36,334,452)	—	(8,113,649)
Class S
6/30/2026	96,901	—	5,264,649	(19,476,769)	—	(14,115,219)	1,248,231	—	51,593,564	(189,067,681)	—	(136,225,886)
12/31/2025	624,435	—	849,656	(3,830,568)	—	(2,356,477)	7,705,839	—	10,280,835	(45,800,866)	—	(27,814,192)
Class S2
6/30/2026	22,623	—	3,508	(17)	—	26,114	234,806	—	35,365	(229)	—	269,942
12/31/2025	374	—	459	(475)	—	358	4,617	—	5,664	(6,119)	—	4,162
American Century Small-Mid Cap Value
Class ADV
6/30/2026	87,576	—	—	(901,138)	—	(813,562)	905,378	—	—	(9,317,344)	—	(8,411,966)
12/31/2025	269,881	—	929,215	(1,350,445)	—	(151,349)	2,702,384	—	8,781,078	(13,520,710)	—	(2,037,248)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
American Century Small-Mid Cap Value (continued)
Class I
6/30/2026	230,387	—	—	(1,960,180)	—	(1,729,793)	2,680,953	—	—	(23,572,901)	—	(20,891,948)
12/31/2025	574,218	—	900,150	(1,807,055)	—	(332,687)	6,449,299	—	9,640,605	(20,566,793)	—	(4,476,889)
Class S
6/30/2026	28,625	—	—	(671,408)	—	(642,783)	332,876	—	—	(7,773,186)	—	(7,440,310)
12/31/2025	95,484	—	631,860	(1,311,582)	—	(584,238)	1,051,610	—	6,590,301	(14,447,739)	—	(6,805,828)
Class S2
6/30/2026	8,695	—	—	(8,239)	—	456	91,518	—	—	(85,433)	—	6,085
12/31/2025	18,608	—	16,082	(40,135)	—	(5,445)	186,410	—	152,139	(405,428)	—	(66,879)
Baron Growth
Class ADV
6/30/2026	236,070	—	3,433,402	(855,988)	—	2,813,484	1,932,465	—	24,445,821	(7,709,561)	—	18,668,725
12/31/2025	144,755	—	1,397,253	(987,737)	—	554,271	2,277,919	—	20,441,809	(16,403,519)	—	6,316,209
Class I
6/30/2026	109,627	—	1,027,744	(1,861,632)	—	(724,261)	1,660,620	—	12,641,249	(24,550,268)	—	(10,248,399)
12/31/2025	147,691	—	655,569	(2,094,838)	—	(1,291,578)	3,338,376	—	13,727,621	(49,446,910)	—	(32,380,913)
Class R6
6/30/2026	34,822	—	347,417	(557,172)	—	(174,933)	482,851	—	4,287,126	(7,563,883)	—	(2,793,906)
12/31/2025	73,713	—	214,401	(632,845)	—	(344,731)	1,736,266	—	4,500,281	(15,368,308)	—	(9,131,761)
Class S
6/30/2026	36,626	—	4,125,844	(966,210)	—	3,196,260	413,426	—	40,350,750	(10,933,004)	—	29,831,172
12/31/2025	30,397	—	1,964,712	(1,367,919)	—	627,190	626,500	—	35,129,054	(27,089,228)	—	8,666,326
Class S2
6/30/2026	10,213	—	58,410	(48,780)	—	19,843	99,524	—	445,081	(609,840)	—	(65,235)
12/31/2025	12,109	—	31,262	(15,365)	—	28,006	212,144	—	476,118	(254,962)	—	433,300
Columbia Contrarian Core
Class ADV
6/30/2026	23,461	—	—	(398,145)	—	(374,684)	375,049	—	—	(6,050,095)	—	(5,675,046)
12/31/2025	148,900	—	260,528	(476,646)	—	(67,218)	2,162,636	—	3,743,785	(6,906,433)	—	(1,000,012)
Class I
6/30/2026	12,252	—	—	(56,894)	—	(44,642)	228,676	—	—	(1,042,798)	—	(814,122)
12/31/2025	56,777	—	35,758	(122,677)	—	(30,142)	991,387	—	621,112	(2,176,993)	—	(564,494)
Class S
6/30/2026	11,736	—	—	(143,627)	—	(131,891)	206,401	—	—	(2,564,987)	—	(2,358,586)
12/31/2025	59,414	—	143,453	(325,582)	—	(122,715)	981,198	—	2,323,941	(5,350,585)	—	(2,045,446)
Columbia Small Cap Value and Inflection
Class ADV
6/30/2026	128,648	—	—	(183,410)	—	(54,762)	1,856,739	—	—	(2,639,757)	—	(783,018)
12/31/2025	102,881	—	456,423	(392,020)	—	167,284	1,438,967	—	5,340,146	(5,429,706)	—	1,349,407
Class I
6/30/2026	67,756	—	—	(136,873)	—	(69,117)	1,060,935	—	—	(2,101,105)	—	(1,040,170)
12/31/2025	152,761	—	319,162	(1,446,238)	—	(974,315)	2,367,606	—	4,027,820	(24,077,952)	—	(17,682,526)
Class R6
6/30/2026	141,868	—	—	(118,775)	—	23,093	2,161,797	—	—	(1,823,458)	—	338,339
12/31/2025	149,107	—	138,685	(193,737)	—	94,055	2,194,449	—	1,752,973	(2,908,246)	—	1,039,176
Class S
6/30/2026	87,464	—	—	(62,944)	—	24,520	1,340,584	—	—	(974,651)	—	365,933
12/31/2025	128,071	—	967,435	(3,931,667)	—	(2,836,161)	1,921,862	—	12,131,636	(55,598,097)	—	(41,544,599)
Class S2
6/30/2026	12,937	—	—	(11,297)	—	1,640	185,651	—	—	(156,274)	—	29,377
12/31/2025	9,198	—	35,990	(11,429)	—	33,759	130,256	—	420,722	(160,778)	—	390,200
Invesco Comstock
Class ADV
6/30/2026	75,232	—	—	(104,549)	—	(29,317)	1,582,579	—	—	(2,259,034)	—	(676,455)
12/31/2025	20,904	—	196,117	(267,495)	—	(50,474)	430,933	—	3,790,894	(5,501,899)	—	(1,280,072)
Class I
6/30/2026	212,239	—	—	(1,363,091)	—	(1,150,852)	4,705,671	—	—	(30,078,358)	—	(25,372,687)
12/31/2025	733,659	—	779,264	(1,568,404)	—	(55,481)	15,217,843	—	15,375,163	(32,314,016)	—	(1,721,010)
Class S
6/30/2026	59,966	—	—	(241,186)	—	(181,220)	1,325,475	—	—	(5,347,661)	—	(4,022,186)
12/31/2025	92,802	—	624,725	(530,497)	—	187,030	1,960,671	—	12,318,889	(11,057,691)	—	3,221,869

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Invesco Equity and Income
Class ADV
6/30/2026	78,648	—	—	(78,817)	—	(169)	2,604,923	—	—	(2,629,448)	—	(24,525)
12/31/2025	66,627	—	402,543	(146,408)	—	322,762	2,341,952	—	12,348,687	(5,395,729)	—	9,294,910
Class I
6/30/2026	54,019	—	—	(708,402)	—	(654,383)	1,858,707	—	—	(24,618,908)	—	(22,760,201)
12/31/2025	131,684	—	3,651,954	(1,547,415)	—	2,236,223	5,045,859	—	117,039,393	(58,595,106)	—	63,490,146
Class S
6/30/2026	17,557	—	—	(39,562)	—	(22,005)	600,260	—	—	(1,343,188)	—	(742,928)
12/31/2025	50,774	—	185,375	(147,960)	—	88,189	1,953,601	—	5,825,070	(5,525,083)	—	2,253,588
Class S2
6/30/2026	4,257	—	—	(16,887)	—	(12,630)	141,510	—	—	(556,064)	—	(414,554)
12/31/2025	2,481	—	41,703	(10,992)	—	33,192	94,764	—	1,266,493	(408,585)	—	952,672
JPMorgan Mid Cap Value
Class ADV
6/30/2026	55,623	—	—	(488,781)	—	(433,158)	782,466	—	—	(6,910,885)	—	(6,128,419)
12/31/2025	141,725	—	838,293	(784,046)	—	195,972	2,064,007	—	11,130,766	(11,223,351)	—	1,971,422
Class I
6/30/2026	143,709	—	—	(385,041)	—	(241,332)	2,197,601	—	—	(5,916,884)	—	(3,719,283)
12/31/2025	247,607	—	535,031	(2,473,652)	—	(1,691,014)	3,875,873	—	7,628,491	(39,761,117)	—	(28,256,753)
Class S
6/30/2026	48,889	—	—	(357,530)	—	(308,641)	727,069	—	—	(5,321,674)	—	(4,594,605)
12/31/2025	113,676	—	1,237,939	(4,992,331)	—	(3,640,716)	1,686,043	—	17,173,129	(72,092,011)	—	(53,232,839)
Class S2
6/30/2026	2,031	—	—	(1,888)	—	143	28,719	—	—	(26,595)	—	2,124
12/31/2025	5,412	—	7,210	(20,967)	—	(8,345)	80,394	—	95,611	(305,037)	—	(129,032)
T. Rowe Price Diversified Mid Cap Growth
Class ADV
6/30/2026	748,447	—	—	(545,485)	—	202,962	5,907,452	—	—	(4,252,779)	—	1,654,673
12/31/2025	1,673,407	—	1,767,544	(840,415)	—	2,600,536	14,206,225	—	14,281,752	(7,029,292)	—	21,458,685
Class I
6/30/2026	295,154	—	—	(3,721,242)	—	(3,426,088)	3,291,140	—	—	(41,282,445)	—	(37,991,305)
12/31/2025	907,920	—	8,528,376	(23,943,336)	—	(14,507,040)	10,606,683	—	96,967,635	(288,197,732)	—	(180,623,414)
Class R6
6/30/2026	1,149,202	—	—	(1,009,446)	—	139,756	12,894,179	—	—	(11,257,340)	—	1,636,839
12/31/2025	3,605,352	—	1,288,125	(7,908,828)	—	(3,015,351)	41,205,947	—	14,697,503	(90,373,222)	—	(34,469,772)
Class S
6/30/2026	103,598	—	—	(187,862)	—	(84,264)	1,034,543	—	—	(1,836,191)	—	(801,648)
12/31/2025	128,482	—	397,726	(1,169,061)	—	(642,853)	1,346,926	—	3,989,195	(12,110,784)	—	(6,774,663)
Class S2
6/30/2026	6,976	—	—	(5,755)	—	1,221	56,132	—	—	(46,316)	—	9,816
12/31/2025	34,072	—	61,177	(58,523)	—	36,726	286,971	—	507,771	(494,916)	—	299,826

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

The following is a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2026:

Global Bond

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
BNP Paribas	$53,594	$(53,594)	$—
BNP Paribas Prime Brokerage Intl Ltd	24,669	(24,669)	—
BofA Securities Inc	6,347	(6,347)	—
Daiwa Capital Markets America Inc.	75,022	(75,022)	—
Goldman, Sachs & Co. LLC	2,149	(2,149)	—
J.P. Morgan Securities LLC	20,303	(20,303)	—
National Bank Financial Inc	12,235	(12,235)	—
Nomura Securities International, Inc.	15,972	(15,972)	—
TD Securities (USA) Inc.	22,272	(22,272)	—
US Bancorp Investments	9,196	(9,196)	—
Wells Fargo Securities LLC	9,099	(9,099)	—
Total	$250,858	$(250,858)	$—

(1)	Cash collateral with a fair value of $261,433 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Global Insights

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Cantor Fitzgerald & Co	$74,256	$(74,256)	$—
HSBC Bank PLC	42,287	(42,287)	—
Raymond James & Associates, Inc.	20,706,187	(20,706,187)	—
Total	$20,822,730	$(20,822,730)	$—

(1)	Cash collateral with a fair value of $21,515,007 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

International High Dividend Low Volatility

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Barclays Capital Inc.	$27,444	$(27,444)	$—
Citigroup Global Markets Limited	640,513	(640,513)	—
HSBC Bank PLC	3,093	(3,093)	—
JP Morgan Securities Plc.	122,633	(122,633)	—
Morgan Stanley & Co. International PLC	1,195,957	(1,195,957)	—
State Street Bank and Trust Company	119,413	(119,413)	—
Total	$2,109,053	$(2,109,053)	$—

(1)	Cash collateral with a fair value of $2,218,093 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

American Century Small-Mid Cap Value

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Barclays Bank PLC	$1,088,548	$(1,088,548)	$—
Barclays Capital Inc.	218,196	(218,196)	—
BMO Capital Markets Corp	15,644	(15,644)	—
BofA Securities Inc	868,799	(868,799)	—
Citadel Securities LLC	847,080	(847,080)	—
Deutsche Bank Securities Inc.	1,111,500	(1,111,500)	—
Goldman Sachs International	1,071,977	(1,071,977)	—
Goldman, Sachs & Co. LLC	142,582	(142,582)	—
HSBC Bank PLC	722,929	(722,929)	—
J.P. Morgan Securities LLC	598,748	(598,748)	—
National Financial Services LLC	676,309	(676,309)	—
RBC Capital Markets, LLC	1,343,697	(1,343,697)	—
TD Securities (USA) Inc.	101,920	(101,920)	—
UBS AG	1,545,455	(1,545,455)	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Wells Fargo Securities LLC	$259,854	$(259,854)	$—
Total	$10,613,238	$(10,613,238)	$—

(1)	Cash collateral with a fair value of $10,978,969 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Invesco Equity and Income

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
BMO Capital Markets Corp	$12,123	$(12,123)	$—
BNP Paribas Prime Brokerage Intl Ltd	170,219	(170,219)	—
BofA Securities Inc	2,634,242	(2,634,242)	—
Morgan Stanley & Co. LLC	225,831	(225,831)	—
MUFG Securities Americas Inc.	332,417	(332,417)	—
TD Securities (USA) Inc.	144,839	(144,839)	—
Total	$3,519,671	$(3,519,671)	$—

(1)	Cash collateral with a fair value of $3,602,114 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price Diversified Mid Cap Growth

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Barclays Capital Inc.	$1,582,338	$(1,582,338)	$—
BNP Paribas Prime Brokerage Intl Ltd	355,998	(355,998)	—
BofA Securities Inc	1,483,270	(1,483,270)	—
Citadel Clearing LLC	903,538	(903,538)	—
Citigroup Global Markets Inc.	288,548	(288,548)	—
Deutsche Bank Securities Inc.	1,508,844	(1,508,844)	—
Goldman, Sachs & Co. LLC	291,168	(291,168)	—
HSBC Bank PLC	926,113	(926,113)	—
J.P. Morgan Securities LLC	633,365	(633,365)	—
Morgan Stanley & Co. LLC	323,368	(323,368)	—
Natixis Securities America LLC	3,709,844	(3,709,844)	—
Nomura Securities International, Inc.	561,580	(561,580)	—
Scotia Capital (USA) INC	2,319,534	(2,319,534)	—
State Street Bank and Trust Company	80,063	(80,063)	—
UBS AG	313,854	(313,854)	—
UBS Securities LLC	70,012	(70,012)	—
Total	$15,351,437	$(15,351,437)	$—

(1)	Cash collateral with a fair value of $15,718,137 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), in-kind sales, net operating losses, paydowns, spin-offs, straddle loss deferrals and wash sale deferrals and distributions in connection with redemption of fund shares (equalization). Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Ordinary	Long-term	Ordinary	Long-term	Return of
	Income	Capital Gains	Income	Capital Gains	Capital
Global Bond	$3,898,827	$—	$253,650	$—	$4,241,819
Global Insights	32,724,139	54,834,785	1,611,455	655,294,389	—
International High Dividend Low Volatility	12,365,736	5,770,957	13,986,902	—	—
American Century Small-Mid Cap Value	10,605,455	14,558,668	6,577,473	7,350,283	—
Baron Growth	895,383	73,379,500	—	20,917,883	—
Columbia Contrarian Core	320,054	6,368,784	181,628	1,508,339	—
Columbia Small Cap Value and Inflection	4,585,004	19,088,293	2,432,671	11,642,375	—
Invesco Comstock	3,805,115	27,679,831	4,467,569	20,560,265	—
Invesco Equity and Income	15,702,893	120,776,750	17,692,684	66,208,026	—
JPMorgan Mid Cap Value	1,605,574	34,422,423	2,450,509	14,857,607	—
T. Rowe Price Diversified Mid Cap Growth	13,924,152	116,519,704	—	112,345,473	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for U.S. federal income tax purposes as of December 31, 2025, were:

	Undistributed	Undistributed	Unrealized				Total
	Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards			Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Other	Earnings/(Loss)
Global Bond	$3,032,772	$—	$(4,459,710)	$(3,135,685)	Short-term	$—	$(23,378,789)
				(18,816,166)	Long-term
				$(21,951,851)
Global Insights	70,472,234	94,371,013	186,552,300	—	—	(1,328,359)	350,067,188
International High Dividend Low Volatility	27,264,419	20,079,188	73,775,561	—	—	—	121,119,168
American Century Small-Mid Cap Value	8,632,004	12,051,643	(1,517,913)	—	—	—	19,165,734
Baron Growth	—	82,169,014	201,802,170	—	—	—	283,971,184
Columbia Contrarian Core	27,731	8,366,840	23,478,761	—	—	—	31,873,332
Columbia Small Cap Value and Inflection	2,889,710	14,519,450	6,861,752	—	—	—	24,270,912
Invesco Comstock	950,492	23,033,764	49,280,264	—	—	—	73,264,520
Invesco Equity and Income	757,235	27,805,955	66,339,490	—	—	—	94,902,680
JPMorgan Mid Cap Value	690,779	49,586,288	26,746,979	—	—	—	77,024,046
T. Rowe Price Diversified Mid Cap Growth	57,543,166	198,249,077	119,426,335	—	—	—	375,218,578

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.

As of June 30, 2026, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs, export controls, industrial policy measures, natural and environmental disasters, disruptions to critical infrastructure, cybersecurity events, sanctions, trade restrictions, and other market, economic, political, or regulatory developments, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. Such events may result in market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, economic downturns, capital controls or trading restrictions, and other adverse market or economic effects. Pandemics and other disruptions may also create challenges for real estate markets, including lower occupancy rates, decreased lease payments, defaults, and foreclosures, among other consequences. Systemic market dislocations and other changes in non−U.S. and domestic economic, social, and political conditions could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Armed conflicts, military actions, political instability, civil unrest, regime changes, and other geopolitical events in various regions of the world, and may continue to result, in sanctions, market disruptions, declines in regional and global stock markets, unusual volatility in global commodity markets, and disruptions to energy production, transportation, or supply through strategic waterways or other key shipping routes, any of which could adversely affect the value of investments, including beyond direct exposure to issuers in the affected regions. The escalation or expansion of hostilities, including the involvement of additional nations, could introduce further uncertainty and volatility in global energy, commodity, and financial markets. The extent and duration of these conflicts, related sanctions or governmental action in response to these conflicts (such as capital controls or trading restrictions), and resulting market disruptions are impossible to predict but could be substantial. Financial institutions, including U.S. domestic banks and non−U.S. banks, may experience financial difficulties or failures, and there can be no certainty that regulatory or governmental actions taken to limit the effects of those difficulties or failures on other financial institutions or on the U.S. or non−U.S. economies generally will be successful. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers, counterparties, or other organizations on which it relies. Recent technological developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence (“AI”), may pose risks to a Portfolio. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI. As AI is used more widely, the profitability and growth of Portfolio holdings may be impacted, which could significantly impact the overall performance of a Portfolio. The legal and regulatory frameworks within which AI operates continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

NOTE 13 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolios’ performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENT

The Portfolios have adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2026, the following Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net
	Investment	Short-term Capital	Long-term Capital
	Income	Gains	Gains	Payable Date	Record Date
Global Bond
Class ADV	$0.0276	$-	$-	July 31, 2026	Daily
Class I	$0.0315	$-	$-	July 31, 2026	Daily
Class S	$0.0298	$-	$-	July 31, 2026	Daily
American Century Small-Mid Cap Value
Class ADV	$0.0771	$0.2789	$0.5410	August 4, 2026	August 3, 2026
Class I	$0.1356	$0.2789	$0.5410	August 4, 2026	August 3, 2026
Class S	$0.1020	$0.2789	$0.5410	August 4, 2026	August 3, 2026
Class S2	$0.0920	$0.2789	$0.5410	August 4, 2026	August 3, 2026
Baron Growth
Class ADV	$-	$-	$6.7741	July 16, 2026	July 15, 2026
Class I	$-	$-	$6.7741	July 16, 2026	July 15, 2026
Class R6	$-	$-	$6.7741	July 16, 2026	July 15, 2026
Class S	$-	$-	$6.7741	July 16, 2026	July 15, 2026
Class S2	$-	$-	$6.7741	July 16, 2026	July 15, 2026
Columbia Contrarian Core
Class ADV	$-	$0.0046	$1.9739	August 4, 2026	August 3, 2026
Class I	$0.0121	$0.0046	$1.9739	August 4, 2026	August 3, 2026
Class S	$0.0037	$0.0046	$1.9739	August 4, 2026	August 3, 2026
Columbia Small Cap Value and Inflection
Class ADV	$0.1111	$0.5839	$3.5492	August 4, 2026	August 3, 2026
Class I	$0.1765	$0.5839	$3.5492	August 4, 2026	August 3, 2026
Class R6	$0.1871	$0.5839	$3.5492	August 4, 2026	August 3, 2026
Class S	$0.0531	$0.5839	$3.5492	August 4, 2026	August 3, 2026
Class S2	$0.1367	$0.5839	$3.5492	August 4, 2026	August 3, 2026
Invesco Comstock
Class ADV	$0.0187	$0.0778	$2.3359	August 4, 2026	August 3, 2026
Class I	$0.0187	$0.0778	$2.3359	August 4, 2026	August 3, 2026
Class S	$0.0187	$0.0778	$2.3359	August 4, 2026	August 3, 2026
Invesco Equity and Income
Class ADV	$0.0567	$0.0020	$2.1519	August 4, 2026	August 3, 2026
Class I	$0.0567	$0.0020	$2.1519	August 4, 2026	August 3, 2026
Class S	$0.0567	$0.0020	$2.1519	August 4, 2026	August 3, 2026
Class S2	$0.0567	$0.0020	$2.1519	August 4, 2026	August 3, 2026
JPMorgan Mid Cap Value
Class ADV	$-	$0.0529	$4.2406	August 4, 2026	August 3, 2026
Class I	$-	$0.0529	$4.2406	August 4, 2026	August 3, 2026
Class S	$-	$0.0529	$4.2406	August 4, 2026	August 3, 2026
Class S2	$-	$0.0529	$4.2406	August 4, 2026	August 3, 2026
T. Rowe Price Diversified Mid Cap Growth
Class ADV	$-	$0.6923	$2.3852	August 4, 2026	August 3, 2026

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 15 — SUBSEQUENT EVENTS (continued)

Class I	$-	$0.6923	$2.3852	August 4, 2026	August 3, 2026
Class R6	$-	$0.6923	$2.3852	August 4, 2026	August 3, 2026
Class S	$-	$0.6923	$2.3852	August 4, 2026	August 3, 2026
Class S2	$-	$0.6923	$2.3852	August 4, 2026	August 3, 2026

Reorganization: On close of business July 17, 2026, Baron Growth merged with and into Voya MidCap Opportunities Fund, a series of Voya Equity Trust, which is not included in this report.

Fund Conversion: The Board approved changes to the structure of Global Insights (the “Conversion”). Following the Conversion on July 17, 2026, Global Insights is now offered directly to the public, the eligibility to invest in Global Insights was revised, the Portfolio's name changed to "Voya Global Insights Fund", and Class ADV, Class S and Class S2 were renamed to Class R, Class R3 and Class A, respectively. In conjunction with the Conversion, the distribution fee for Class A and Class R shares was lowered.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: 17.9%
	Australia: 0.2%
27,000	BHP Billiton Finance USA Ltd., 5.125%, 02/21/2032	$27,455	0.0
24,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2030	24,528	0.0
8,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2033	8,168	0.0
30,000 (1)	CIMIC Finance Ltd., 6.000%, 04/22/2036	29,588	0.1
37,000 (1)	CSL Finance PLC, 4.050%, 04/27/2029	36,413	0.1
23,000	Rio Tinto Finance USA PLC, 5.000%, 03/14/2032	23,242	0.0
23,000	Woodside Finance Ltd., 5.700%, 05/19/2032	23,681	0.0
		173,075	0.2

	Belgium: 0.0%
16,000	Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/2038	14,978	0.0

	Canada: 0.6%
37,000 (2)	Bank of Montreal, 4.640%, 09/10/2030	36,907	0.1
17,000 (2)	Bank of Nova Scotia, 4.740%, 11/10/2032	16,892	0.0
10,000 (2)	Bank of Nova Scotia, 4.904%, 06/05/2032	9,978	0.0
50,000	Canadian National Railway Co., 4.200%, 03/12/2031	49,008	0.1
29,000	Canadian National Railway Co., 4.750%, 11/12/2035	28,442	0.0
24,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034	24,265	0.0
17,000	Canadian Pacific Railway Co., 2.875%, 11/15/2029	16,123	0.0
31,000 (1)	Constellation Software, Inc./Canada, 5.158%, 02/16/2029	31,121	0.1
43,000 (1)	Fairfax Financial Holdings Ltd., 6.200%, 06/08/2056	42,927	0.1
1,000	Nutrien Ltd., 5.875%, 12/01/2036	1,037	0.0
25,000 (2)	Royal Bank of Canada, 4.612%, 05/03/2032	24,723	0.0
32,000 (2)	Royal Bank of Canada, 4.650%, 10/18/2030	31,936	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Canada: (continued)
16,000 (2)	Royal Bank of Canada, 4.969%, 08/02/2030	$16,127	0.0
17,000 (2)	Royal Bank of Canada, 5.153%, 02/04/2031	17,210	0.0
29,000	Royal Bank of Canada, 5.200%, 08/01/2028	29,459	0.0
23,000	Toronto-Dominion Bank, 5.298%, 01/30/2032	23,505	0.0
29,000	Toronto-Dominion Bank, 5.523%, 07/17/2028	29,560	0.0
26,000 (2)	TransCanada PipeLines Ltd., 7.000%, 06/01/2065	26,926	0.0
35,000 (1)	WSP Global, Inc., 5.039%, 09/18/2031	34,769	0.1
		490,915	0.6

	Germany: 0.0%
11,000 (1)	BMW US Capital LLC, 5.050%, 03/21/2030	11,084	0.0

	Japan: 0.2%
44,000	Honda Motor Co. Ltd., 4.688%, 07/08/2030	43,739	0.1
24,000 (3)	Honda Motor Co. Ltd., 5.337%, 07/08/2035	24,008	0.0
23,000	Sony Group Corp., 5.089%, 06/30/2036	23,008	0.0
32,000 (2)	Sumitomo Mitsui Financial Group, Inc., 5.334%, 03/03/2041	31,167	0.0
41,000	Toyota Motor Corp., 4.450%, 06/30/2030	40,839	0.1
		162,761	0.2

	Norway: 0.1%
39,000	Equinor ASA, 4.500%, 09/03/2030	38,907	0.0
60,000	Equinor ASA, 4.750%, 11/14/2035	58,469	0.1
		97,376	0.1

	United Kingdom: 0.4%
43,000	Astrazeneca Finance LLC, 4.900%, 02/26/2031	43,598	0.1
11,000	BAT Capital Corp., 4.390%, 08/15/2037	10,065	0.0
10,000	BAT Capital Corp., 5.834%, 02/20/2031	10,420	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (CONTINUED)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United Kingdom: (continued)
200,000 (1)	Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/2027	$197,430	0.3
		261,513	0.4

	United States: 16.4%
15,000	3M Co., 5.150%, 03/15/2035	15,172	0.0
25,000	Abbott Laboratories, 5.500%, 03/15/2056	24,502	0.0
15,000	Abbott Laboratories, 5.600%, 03/15/2066	14,710	0.0
60,000	AbbVie, Inc., 3.200%, 11/21/2029	57,464	0.1
17,000	AbbVie, Inc., 4.650%, 03/15/2028	17,079	0.0
13,000	AbbVie, Inc., 5.550%, 03/15/2056	12,799	0.0
33,000	AbbVie, Inc., 5.650%, 03/15/2066	32,666	0.1
56,000	Accenture Capital, Inc., 4.250%, 10/04/2031	54,659	0.1
32,000	Adobe, Inc., 4.950%, 01/17/2030	32,444	0.1
9,000 (3)	Adobe, Inc., 4.950%, 04/04/2034	8,960	0.0
45,000	AEP Texas, Inc., 5.450%, 05/15/2029	45,889	0.1
6,000	AEP Transmission Co. LLC, 5.150%, 04/01/2034	6,045	0.0
27,000	AES Corp., 5.800%, 03/15/2032	27,370	0.0
24,000	Air Lease Corp., 5.200%, 07/15/2031	24,129	0.0
5,000	Alabama Power Co., 5.850%, 11/15/2033	5,254	0.0
50,000	Alphabet, Inc., 4.400%, 02/15/2033	48,941	0.1
30,000	Alphabet, Inc., 4.700%, 11/15/2035	29,403	0.0
20,000	Alphabet, Inc., 4.800%, 02/15/2036	19,668	0.0
30,000	Alphabet, Inc., 5.450%, 11/15/2055	28,778	0.0
19,000	Alphabet, Inc., 5.700%, 11/15/2075	18,252	0.0
23,000	Alphabet, Inc., 5.750%, 02/15/2066	22,771	0.0
27,000	Altria Group, Inc., 6.200%, 11/01/2028	27,938	0.0
34,000	Amazon.com, Inc., 4.250%, 03/13/2031	33,488	0.1
23,000	Amazon.com, Inc., 4.350%, 03/20/2033	22,395	0.0
50,000	Amazon.com, Inc., 4.550%, 03/13/2033	49,204	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
31,000	Amazon.com, Inc., 4.650%, 11/20/2035	$30,159	0.1
19,000	Amazon.com, Inc., 5.450%, 11/20/2055	17,977	0.0
44,000	Amazon.com, Inc., 5.550%, 11/20/2065	41,147	0.1
33,000	Amazon.com, Inc., 5.650%, 03/13/2046	32,687	0.1
30,000	Amazon.com, Inc., 5.800%, 03/13/2056	29,830	0.0
24,000	Amazon.com, Inc., 6.050%, 03/13/2076	23,946	0.0
14,000	Amcor Group Finance PLC, 5.450%, 05/23/2029	14,285	0.0
23,000	Ameren Corp., 1.750%, 03/15/2028	21,932	0.0
19,000	Ameren Corp., 5.000%, 01/15/2029	19,162	0.0
101,540	American Airlines Pass Through Trust 2021-1, A, 2.875%, 01/11/2036	91,639	0.1
6,000 (3)	American Electric Power Co., Inc., 5.625%, 03/01/2033	6,220	0.0
10,000 (2)	American Express Co., 4.456%, 02/10/2032	9,855	0.0
20,000 (2)	American Express Co., 5.085%, 01/30/2031	20,244	0.0
7,000	American Homes 4 Rent L.P., 3.625%, 04/15/2032	6,505	0.0
43,000	American Honda Finance Corp., 4.700%, 01/12/2028	43,083	0.1
28,000	American Honda Finance Corp., 5.150%, 07/09/2032	28,064	0.0
20,000	American Honda Finance Corp., 5.650%, 11/15/2028	20,428	0.0
36,000	American International Group, Inc., 3.400%, 06/30/2030	34,242	0.1
19,000 (1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	17,019	0.0
22,000	Ameriprise Financial, Inc., 5.700%, 12/15/2028	22,590	0.0
37,000	Aon North America, Inc., 5.150%, 03/01/2029	37,522	0.1
28,000	AppLovin Corp., 5.125%, 12/01/2029	28,237	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (CONTINUED)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
32,000	AppLovin Corp., 5.375%, 12/01/2031	$32,457	0.1
36,000	Arrow Electronics, Inc., 5.150%, 08/21/2029	36,369	0.1
51,000	Assurant, Inc., 5.550%, 02/15/2036	50,807	0.1
20,000	AT&T, Inc., 4.550%, 11/01/2032	19,524	0.0
40,000	AT&T, Inc., 4.900%, 11/01/2035	38,772	0.1
20,000	AT&T, Inc., 6.050%, 08/15/2056	19,436	0.0
25,000	AT&T, Inc., 6.200%, 10/30/2056	24,730	0.0
35,000	AT&T, Inc., 6.300%, 10/30/2066	34,714	0.1
25,000	Automatic Data Processing, Inc., 4.750%, 05/08/2032	25,059	0.0
13,000	AutoZone, Inc., 6.250%, 11/01/2028	13,462	0.0
43,000 (2)	Bank of America Corp., 2.087%, 06/14/2029	40,953	0.1
95,000 (2)	Bank of America Corp., 2.299%, 07/21/2032	83,940	0.1
32,000 (2)	Bank of America Corp., 2.572%, 10/20/2032	28,490	0.0
55,000 (2)	Bank of America Corp., 2.592%, 04/29/2031	50,760	0.1
99,000 (2)	Bank of America Corp., 2.687%, 04/22/2032	89,696	0.1
71,000 (2)	Bank of America Corp., 2.972%, 02/04/2033	64,104	0.1
49,000 (2)	Bank of America Corp., 3.419%, 12/20/2028	48,188	0.1
40,000 (2)	Bank of America Corp., 3.593%, 07/21/2028	39,624	0.1
10,000 (2)	Bank of America Corp., 3.970%, 03/05/2029	9,895	0.0
20,000 (2)	Bank of America Corp., 4.456%, 02/06/2032	19,653	0.0
40,000 (2)	Bank of America Corp., 4.477%, 04/23/2030	39,753	0.1
218,000 (2)	Bank of America Corp., 5.489%, 04/23/2037	217,219	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
11,000 (2)	Bank of America Corp., 5.511%, 01/24/2036	$11,237	0.0
22,000 (2)	Bank of America Corp., 5.872%, 09/15/2034	23,002	0.0
42,000	Becton Dickinson & Co., 4.693%, 02/13/2028	42,080	0.1
80,000	Black Hills Corp., 4.550%, 01/31/2031	78,819	0.1
6,000	Black Hills Corp., 6.000%, 01/15/2035	6,251	0.0
16,000 (1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	13,772	0.0
4,000	Boeing Co., 5.930%, 05/01/2060	3,938	0.0
6,000 (3)	BorgWarner, Inc., 5.400%, 08/15/2034	6,114	0.0
15,000 (1)	Boston Gas Co., 5.843%, 01/10/2035	15,636	0.0
5,000	BP Capital Markets America, Inc., 4.893%, 09/11/2033	4,979	0.0
2,000	BP Capital Markets America, Inc., 4.989%, 04/10/2034	1,998	0.0
22,000	BP Capital Markets America, Inc., 5.227%, 11/17/2034	22,296	0.0
18,000	Bristol-Myers Squibb Co., 5.100%, 02/22/2031	18,355	0.0
31,000 (1)	Broadcom, Inc., 3.187%, 11/15/2036	25,985	0.0
14,000	Broadcom, Inc., 4.800%, 10/15/2034	13,708	0.0
28,000	Broadcom, Inc., 4.900%, 07/15/2032	28,099	0.0
17,000	Broadcom, Inc., 5.050%, 04/15/2030	17,255	0.0
8,000	Broadcom, Inc., 5.200%, 04/15/2032	8,154	0.0
28,000	Brown & Brown, Inc., 4.900%, 06/23/2030	27,965	0.0
28,000	Cadence Design Systems, Inc., 4.300%, 09/10/2029	27,782	0.0
25,000	Campbell Soup Co., 2.375%, 04/24/2030	22,678	0.0
2,000	Cardinal Health, Inc., 5.450%, 02/15/2034	2,046	0.0
16,000 (1)	Cargill, Inc., 1.700%, 02/02/2031	14,041	0.0
16,000 (1)	Cargill, Inc., 2.125%, 04/23/2030	14,615	0.0
23,000 (1)	Cargill, Inc., 2.125%, 11/10/2031	20,297	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (CONTINUED)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
11,000 (1)	Cargill, Inc., 5.125%, 02/11/2035	$11,143	0.0
5,000	Carrier Global Corp., 2.722%, 02/15/2030	4,676	0.0
2,000	Carrier Global Corp., 5.900%, 03/15/2034	2,109	0.0
15,000	Caterpillar Financial Services Corp., 4.700%, 11/15/2029	15,123	0.0
21,000	Caterpillar, Inc., 5.200%, 05/15/2035	21,428	0.0
16,000	CDW LLC / CDW Finance Corp., 5.100%, 03/01/2030	15,980	0.0
10,000	Cencora, Inc., 5.125%, 02/15/2034	10,046	0.0
6,000	Centene Corp., 2.450%, 07/15/2028	5,705	0.0
52,000	Centene Corp., 3.000%, 10/15/2030	47,092	0.1
14,000	CenterPoint Energy, Inc., 5.400%, 06/01/2029	14,298	0.0
30,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.300%, 02/01/2032	25,505	0.0
23,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.800%, 04/01/2031	20,499	0.0
10,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.550%, 06/01/2034	10,213	0.0
19,000	Cheniere Energy Partners L.P., 4.500%, 10/01/2029	18,878	0.0
40,000 (1)	Chpe LLC, 5.875%, 06/29/2046	40,261	0.1
21,000	Chubb INA Holdings LLC, 4.900%, 08/15/2035	20,715	0.0
135,000	Cigna Group, 2.375%, 03/15/2031	121,568	0.2
50,000	Cigna Group, 5.250%, 01/15/2036	50,146	0.1
6,000	Cigna Group, 5.400%, 03/15/2033	6,154	0.0
38,000	Cisco Systems, Inc., 4.950%, 02/24/2032	38,480	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
10,000	Cisco Systems, Inc., 5.050%, 02/26/2034	$10,088	0.0
10,000	Cisco Systems, Inc., 5.100%, 02/24/2035	10,106	0.0
265,000 (1)	Cleveland Electric Illuminating Co., 3.500%, 04/01/2028	259,437	0.3
45,000	CME Group, Inc., 4.400%, 03/15/2030	44,801	0.1
40,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	40,399	0.1
47,000	CNH Industrial Capital LLC, 5.500%, 01/12/2029	47,915	0.1
45,000 (1)	CNO Global Funding, 5.875%, 06/04/2027	45,515	0.1
30,000	Coca-Cola Consolidated, Inc., 5.250%, 06/01/2029	30,558	0.1
17,000 (1)	Columbia Pipelines Holding Co. LLC, 5.097%, 10/01/2031	17,039	0.0
22,000	Comcast Corp., 1.950%, 01/15/2031	19,444	0.0
27,000	Comcast Corp., 4.250%, 01/15/2033	25,724	0.0
6,000	Comcast Corp., 5.300%, 06/01/2034	6,026	0.0
20,000 (3)	Comcast Corp., 5.300%, 05/15/2035	20,074	0.0
35,000	Constellation Energy Generation LLC, 5.300%, 06/01/2036	34,829	0.1
34,000 (1)	Corebridge Financial, Inc., 3.650%, 04/05/2027	33,785	0.1
11,000	Corebridge Financial, Inc., 3.900%, 04/05/2032	10,327	0.0
16,000	Corebridge Financial, Inc., 6.050%, 09/15/2033	16,740	0.0
34,000	Crown Castle, Inc., 3.300%, 07/01/2030	32,046	0.1
12,000	Crown Castle, Inc., 4.800%, 09/01/2028	12,037	0.0
31,000	Crown Castle, Inc., 4.900%, 09/01/2029	31,124	0.1
21,000	Crown Castle, Inc., 5.600%, 06/01/2029	21,472	0.0
8,000	Crown Castle, Inc., 5.800%, 03/01/2034	8,223	0.0
10,000	CVS Health Corp., 1.750%, 08/21/2030	8,874	0.0
3,000	CVS Health Corp., 4.780%, 03/25/2038	2,814	0.0
38,000	Deere & Co., 3.100%, 04/15/2030	36,121	0.1

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (CONTINUED)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
16,000	Devon Energy Corp., 5.200%, 09/15/2034	$16,022	0.0
19,000	Dollar General Corp., 3.500%, 04/03/2030	18,129	0.0
15,000	DTE Energy Co., 4.950%, 07/01/2027	15,077	0.0
27,000	DTE Energy Co., 5.200%, 04/01/2030	27,397	0.0
25,000	Duke Energy Carolinas LLC, 5.150%, 06/15/2036	25,035	0.0
21,000	Duke Energy Carolinas LLC, 5.750%, 06/15/2056	20,989	0.0
19,000	Duke Energy Florida LLC, 2.400%, 12/15/2031	16,942	0.0
4,000	Duke Energy Florida LLC, 5.875%, 11/15/2033	4,218	0.0
3,000	Duke Energy Ohio, Inc., 5.250%, 04/01/2033	3,055	0.0
20,000	Elevance Health, Inc., 4.600%, 09/15/2032	19,658	0.0
24,000	Elevance Health, Inc., 4.950%, 11/01/2031	24,095	0.0
11,000	Elevance Health, Inc., 5.200%, 02/15/2035	11,027	0.0
6,000	Eli Lilly & Co., 4.700%, 02/09/2034	5,960	0.0
34,000	Energy Transfer L.P., 3.750%, 05/15/2030	32,753	0.1
19,000	Energy Transfer L.P., 5.200%, 04/01/2030	19,291	0.0
9,000 (3)	Entergy Mississippi LLC, 5.000%, 09/01/2033	9,021	0.0
8,000	Enterprise Products Operating LLC, 4.950%, 02/15/2035	7,942	0.0
40,000	EOG Resources, Inc., 5.000%, 07/15/2032	40,269	0.1
34,000	Equifax, Inc., 3.100%, 05/15/2030	31,924	0.1
39,000 (1)	Equitable Financial Life Global Funding, 5.000%, 03/27/2030	39,152	0.1
132,000	Essential Utilities, Inc., 2.704%, 04/15/2030	122,532	0.2
5,000	Essential Utilities, Inc., 5.375%, 01/15/2034	5,064	0.0
8,000	Evergy Kansas Central, Inc., 5.250%, 03/15/2035	8,052	0.0
3,000	Evergy Kansas Central, Inc., 5.900%, 11/15/2033	3,173	0.0
34,000	Eversource Energy, 2.550%, 03/15/2031	30,682	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
6,000	Eversource Energy, 5.125%, 05/15/2033	$6,006	0.0
30,000	Eversource Energy, 5.450%, 03/01/2028	30,348	0.1
28,000	Eversource Energy, 5.950%, 02/01/2029	28,806	0.0
49,000	Exelon Corp., 5.150%, 03/15/2028	49,469	0.1
19,000	Exelon Corp., 5.150%, 03/15/2029	19,262	0.0
23,000	Extra Space Storage L.P., 2.350%, 03/15/2032	20,055	0.0
35,000	Extra Space Storage L.P., 3.900%, 04/01/2029	34,306	0.1
8,000	Extra Space Storage L.P., 5.350%, 01/15/2035	8,054	0.0
11,000	Exxon Mobil Corp., 2.995%, 08/16/2039	8,704	0.0
40,000	First Industrial L.P., 5.250%, 01/15/2031	40,273	0.1
45,000	FirstEnergy Corp. B, 3.900%, 07/15/2027	44,752	0.1
6,000 (3)	Fiserv, Inc., 5.150%, 08/12/2034	5,829	0.0
20,000	Flex Ltd., 5.250%, 01/15/2032	20,093	0.0
17,000	Florida Power & Light Co., 4.625%, 05/15/2030	17,052	0.0
17,000	Florida Power & Light Co., 5.300%, 06/15/2034	17,351	0.0
34,000	Fortune Brands Innovations, Inc., 3.250%, 09/15/2029	32,458	0.1
7,000	Fortune Brands Innovations, Inc., 4.000%, 03/25/2032	6,635	0.0
25,000 (1)	Gabx Leasing LLC, 5.300%, 04/15/2036	24,824	0.0
19,000	GATX Corp., 4.000%, 06/30/2030	18,519	0.0
73,000	General Mills, Inc., 2.875%, 04/15/2030	68,392	0.1
17,000	General Motors Co., 6.250%, 04/15/2035	17,823	0.0
36,000	General Motors Financial Co., Inc., 4.900%, 10/06/2029	36,100	0.1
70,000	General Motors Financial Co., Inc., 5.550%, 07/15/2029	71,449	0.1
21,000 (3)	General Motors Financial Co., Inc., 5.900%, 01/07/2035	21,595	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (CONTINUED)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
5,000	General Motors Financial Co., Inc., 6.100%, 01/07/2034	$5,219	0.0
22,000	General Motors Financial Co., Inc., 6.150%, 07/15/2035	22,937	0.0
18,000	Georgia Power Co., 4.650%, 05/16/2028	18,061	0.0
21,000	GlaxoSmithKline Capital, Inc., 4.875%, 04/15/2035	20,832	0.0
50,000	GLP Capital L.P. / GLP Financing II, Inc., 5.250%, 02/15/2033	49,072	0.1
10,000 (2)	Goldman Sachs Group, Inc., 4.516%, 01/21/2032	9,813	0.0
10,000 (2)	Goldman Sachs Group, Inc., 5.330%, 07/23/2035	10,037	0.0
20,000 (2)	Goldman Sachs Group, Inc., 5.425%, 06/03/2037	20,076	0.0
11,000 (2)	Goldman Sachs Group, Inc., 5.536%, 01/28/2036	11,176	0.0
20,000 (2)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	20,500	0.0
22,000	HCA, Inc., 2.375%, 07/15/2031	19,532	0.0
40,000	HCA, Inc., 3.500%, 09/01/2030	37,957	0.1
95,000	HCA, Inc., 4.125%, 06/15/2029	93,556	0.1
40,000	HCA, Inc., 5.300%, 05/15/2036	39,751	0.1
24,000	HCA, Inc., 5.450%, 04/01/2031	24,530	0.0
45,000 (1)	Health Care Service Corp. A Mutual Legal Reserve Co., 5.200%, 06/15/2029	45,396	0.1
49,000	HEICO Corp., 5.250%, 08/01/2028	49,580	0.1
49,000	Hershey Co., 4.950%, 02/24/2032	49,691	0.1
30,000	Hewlett Packard Enterprise Co., 5.250%, 04/01/2033	30,101	0.1
29,000 (1)	Honeywell Aerospace, Inc., 5.732%, 03/16/2056	29,019	0.0
20,000 (1)	Honeywell Aerospace, Inc., 5.852%, 03/16/2066	20,167	0.0
2,000	Honeywell International, Inc., 4.750%, 02/01/2032	1,998	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
12,000	Host Hotels & Resorts L.P., 5.500%, 04/15/2035	$12,048	0.0
18,000	HP, Inc., 2.650%, 06/17/2031	16,094	0.0
25,000	Humana, Inc., 5.375%, 04/15/2031	25,346	0.0
74,000 (2)	Huntington Bancshares, Inc., 5.605%, 01/28/2041	72,576	0.1
34,000	Huntington Ingalls Industries, Inc., 4.200%, 05/01/2030	33,294	0.1
12,000	Hyatt Hotels Corp., 5.250%, 06/30/2029	12,184	0.0
23,000 (1)	Hyundai Capital America, 5.150%, 03/27/2030	23,180	0.0
32,000 (1)	Hyundai Capital America, 5.400%, 03/29/2032	32,488	0.1
35,000 (1)	Hyundai Capital America, 5.680%, 06/26/2028	35,603	0.1
32,000 (1)	Hyundai Capital America, 6.500%, 01/16/2029	33,227	0.1
10,000	Ingersoll Rand, Inc., 5.176%, 06/15/2029	10,176	0.0
16,000	Ingersoll Rand, Inc., 5.400%, 08/14/2028	16,247	0.0
2,000	Ingersoll Rand, Inc., 5.450%, 06/15/2034	2,038	0.0
47,000	Intel Corp., 2.450%, 11/15/2029	43,741	0.1
23,000	Intercontinental Exchange, Inc., 2.100%, 06/15/2030	20,876	0.0
100,000 (3)	International Business Machines Corp., 5.000%, 02/10/2032	100,636	0.1
10,000	Intuit, Inc., 5.200%, 09/15/2033	10,045	0.0
38,000	Invitation Homes Operating Partnership L.P., 2.000%, 08/15/2031	32,837	0.1
7,000	Invitation Homes Operating Partnership L.P., 5.500%, 08/15/2033	7,144	0.0
15,000	Jacobs Solutions, Inc., 4.750%, 03/03/2031	14,872	0.0
15,000	Jacobs Solutions, Inc., 5.375%, 03/03/2036	14,759	0.0
28,000	John Deere Capital Corp., 4.400%, 09/08/2031	27,766	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (CONTINUED)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
65,000	John Deere Capital Corp., 4.700%, 06/10/2030	$65,451	0.1
24,000	John Deere Capital Corp., 4.850%, 06/11/2029	24,304	0.0
47,000	John Deere Capital Corp., 4.900%, 03/07/2031	47,622	0.1
21,000	Johnson & Johnson, 3.625%, 03/03/2037	18,811	0.0
12,000	Johnson & Johnson, 4.900%, 06/01/2031	12,271	0.0
6,000	Johnson & Johnson, 4.950%, 06/01/2034	6,162	0.0
55,000 (2)	JPMorgan Chase & Co., 1.470%, 09/22/2027	54,636	0.1
11,000 (2)	JPMorgan Chase & Co., 1.953%, 02/04/2032	9,685	0.0
7,000 (2)	JPMorgan Chase & Co., 2.739%, 10/15/2030	6,576	0.0
20,000 (2)	JPMorgan Chase & Co., 3.702%, 05/06/2030	19,453	0.0
53,000 (2)	JPMorgan Chase & Co., 4.452%, 12/05/2029	52,707	0.1
30,000 (2)	JPMorgan Chase & Co., 4.603%, 10/22/2030	29,871	0.0
20,000 (2)	JPMorgan Chase & Co., 4.622%, 04/23/2032	19,774	0.0
56,000 (2)	JPMorgan Chase & Co., 4.810%, 10/22/2036	54,466	0.1
20,000 (2)	JPMorgan Chase & Co., 4.995%, 07/22/2030	20,138	0.0
66,000 (2)	JPMorgan Chase & Co., 5.148%, 04/23/2037	65,550	0.1
27,000 (2)	JPMorgan Chase & Co., 5.571%, 04/22/2028	27,229	0.0
22,000 (2)	JPMorgan Chase & Co., 5.572%, 04/22/2036	22,626	0.0
22,000 (2)	JPMorgan Chase & Co., 5.581%, 04/22/2030	22,485	0.0
8,000 (2)	JPMorgan Chase & Co., 5.766%, 04/22/2035	8,324	0.0
4,000	Kentucky Utilities Co. KENT, 5.450%, 04/15/2033	4,112	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
14,000	Kenvue, Inc., 4.850%, 05/22/2032	$14,079	0.0
14,000	Kenvue, Inc., 4.900%, 03/22/2033	14,058	0.0
21,000	Kenvue, Inc., 5.050%, 03/22/2028	21,211	0.0
25,000 (2)	KeyCorp, 5.305%, 01/28/2037	24,643	0.0
18,000	Kinder Morgan, Inc., 5.300%, 12/01/2034	18,140	0.0
5,000	KLA Corp., 4.700%, 02/01/2034	4,946	0.0
42,000	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	39,472	0.1
22,000	L3Harris Technologies, Inc., 5.050%, 06/01/2029	22,260	0.0
16,000 (3)	Laboratory Corp. of America Holdings, 4.550%, 04/01/2032	15,762	0.0
10,000	Laboratory Corp. of America Holdings, 4.800%, 10/01/2034	9,748	0.0
42,000 (1)	Liberty Utilities Co., 5.577%, 01/31/2029	42,806	0.1
19,000 (1)	Liberty Utilities Co., 5.869%, 01/31/2034	19,475	0.0
6,000	Lockheed Martin Corp., 5.250%, 01/15/2033	6,207	0.0
4,000	Louisville Gas and Electric Co. LOU, 5.450%, 04/15/2033	4,115	0.0
40,000	Lowe's Cos., Inc., 4.500%, 10/15/2032	39,165	0.1
30,000	LPL Holdings, Inc., 5.150%, 06/15/2030	30,105	0.1
30,000	LPL Holdings, Inc., 5.700%, 05/20/2027	30,233	0.1
28,000	LPL Holdings, Inc., 5.750%, 06/15/2035	28,082	0.0
32,000 (2)	M&T Bank Corp., 3.500%, 12/31/2199	31,882	0.1
102,000 (2)	M&T Bank Corp., 5.400%, 07/30/2035	101,898	0.1
25,000	Main Street Capital Corp., 6.950%, 03/01/2029	25,716	0.0
40,000	Marriott International, Inc., 4.500%, 10/15/2031	39,487	0.1
10,000	Marriott International, Inc., 5.350%, 03/15/2035	10,075	0.0
20,000	Marriott International, Inc. HH, 2.850%, 04/15/2031	18,387	0.0
18,000 (1)	Mars, Inc., 5.000%, 03/01/2032	18,132	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (CONTINUED)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
26,000 (1)	Mars, Inc., 5.200%, 03/01/2035	$26,112	0.0
23,000	Marvell Technology, Inc., 5.750%, 02/15/2029	23,598	0.0
19,000	McKesson Corp., 4.250%, 09/15/2029	18,819	0.0
21,000	McKesson Corp., 4.950%, 05/30/2032	21,186	0.0
6,000	Medtronic Global Holdings SCA, 4.500%, 03/30/2033	5,889	0.0
40,000	Merck & Co., Inc., 4.450%, 12/04/2032	39,383	0.1
2,000	Merck & Co., Inc., 4.500%, 05/17/2033	1,978	0.0
25,000 (3)	Meta Platforms, Inc., 4.550%, 05/15/2031	24,873	0.0
25,000	Meta Platforms, Inc., 4.600%, 11/15/2032	24,590	0.0
34,000	Meta Platforms, Inc., 4.750%, 08/15/2034	33,396	0.1
30,000 (3)	Meta Platforms, Inc., 4.875%, 11/15/2035	29,206	0.0
40,000	Meta Platforms, Inc., 5.500%, 11/15/2045	37,138	0.1
7,000	Meta Platforms, Inc., 5.625%, 11/15/2055	6,347	0.0
25,000	Meta Platforms, Inc., 5.750%, 11/15/2065	22,475	0.0
25,000	Meta Platforms, Inc., 6.200%, 05/15/2046	25,031	0.0
53,000	Meta Platforms, Inc., 6.300%, 05/15/2056	52,792	0.1
20,000	Meta Platforms, Inc., 6.450%, 05/15/2066	19,766	0.0
11,000	Mid-America Apartments L.P., 5.300%, 02/15/2032	11,247	0.0
6,000	Mohawk Industries, Inc., 5.850%, 09/18/2028	6,147	0.0
9,000 (1)	Monongahela Power Co., 5.850%, 02/15/2034	9,417	0.0
30,000 (2)	Morgan Stanley, 1.512%, 07/20/2027	29,951	0.0
10,000 (2)	Morgan Stanley, 1.928%, 04/28/2032	8,697	0.0
14,000 (2)	Morgan Stanley, 2.484%, 09/16/2036	12,148	0.0
21,000 (2)	Morgan Stanley, 3.591%, 07/22/2028	20,772	0.0
5,000 (2)	Morgan Stanley, 4.708%, 03/12/2032	4,939	0.0
10,000 (2)	Morgan Stanley, 4.809%, 04/16/2032	9,924	0.0
15,000 (2)	Morgan Stanley, 5.042%, 07/19/2030	15,107	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
47,000 (2)	Morgan Stanley, 5.073%, 01/30/2037	$45,980	0.1
15,000 (2)	Morgan Stanley, 5.173%, 01/16/2030	15,137	0.0
49,000 (2)	Morgan Stanley, 5.296%, 04/10/2037	48,775	0.1
39,000 (2)	Morgan Stanley, 5.664%, 04/17/2036	40,055	0.1
10,000 (2)	Morgan Stanley I, 4.133%, 10/18/2029	9,865	0.0
22,000	Motorola Solutions, Inc., 5.000%, 04/15/2029	22,243	0.0
19,000	Motorola Solutions, Inc., 5.550%, 08/15/2035	19,350	0.0
20,000 (3)	MPLX L.P., 5.000%, 01/15/2033	19,877	0.0
12,000	MPLX L.P., 5.300%, 04/01/2036	11,835	0.0
25,000	MSCI, Inc., 5.150%, 03/15/2036	24,209	0.0
41,000	National Health Investors, Inc., 5.350%, 02/01/2033	40,609	0.1
20,000	National Rural Utilities Cooperative Finance Corp., 1.650%, 06/15/2031	17,349	0.0
150,000	National Rural Utilities Cooperative Finance Corp., 3.900%, 11/01/2028	147,842	0.2
11,000	National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	10,610	0.0
16,000	NetApp, Inc., 5.500%, 03/17/2032	16,360	0.0
19,000	NextEra Energy Capital Holdings, Inc., 5.300%, 03/15/2032	19,370	0.0
16,000 (2)	NextEra Energy Capital Holdings, Inc., 6.500%, 08/15/2055	16,429	0.0
56,000 (2)	NextEra Energy Capital Holdings, Inc. BB, 6.200%, 10/01/2056	55,968	0.1
38,000 (2)	NextEra Energy Capital Holdings, Inc. CC, 6.625%, 10/01/2066	38,600	0.1
24,000	NiSource, Inc., 5.850%, 04/01/2055	23,815	0.0
26,000	NNN REIT, Inc., 4.600%, 02/15/2031	25,769	0.0
10,000	Norfolk Southern Corp., 2.550%, 11/01/2029	9,374	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (CONTINUED)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
16,000	Norfolk Southern Corp., 5.050%, 08/01/2030	$16,258	0.0
4,000	Norfolk Southern Corp., 5.550%, 03/15/2034	4,152	0.0
35,000 (2)	Northern Trust Corp., 5.117%, 11/19/2040	34,233	0.1
48,000 (1)	NorthWestern Corp., 5.073%, 03/21/2030	48,477	0.1
16,000 (1)	Northwestern Mutual Life Insurance Co., 6.170%, 05/29/2055	16,504	0.0
40,000	Novartis Capital Corp., 4.600%, 03/18/2033	39,643	0.1
23,000 (3)	Novartis Capital Corp., 5.600%, 03/18/2046	23,236	0.0
25,000	Novartis Capital Corp., 5.700%, 03/18/2056	25,493	0.0
28,000	Nucor Corp., 5.100%, 06/01/2035	28,160	0.0
31,000 (1)	Nuveen LLC, 5.550%, 01/15/2030	31,514	0.1
25,000	NVIDIA Corp., 4.750%, 06/15/2033	24,936	0.0
9,000	Occidental Petroleum Corp., 6.200%, 03/15/2040	9,344	0.0
10,000	OGE Energy Corp., 5.450%, 05/15/2029	10,191	0.0
40,000	Old Republic International Corp., 5.700%, 06/01/2036	40,159	0.1
23,000	Omega Healthcare Investors, Inc., 5.200%, 07/01/2030	23,118	0.0
33,000	Omnicom Group, Inc., 5.000%, 06/02/2033	32,428	0.1
15,000	ONE Gas, Inc., 5.100%, 04/01/2029	15,204	0.0
16,000	ONEOK, Inc., 6.250%, 10/15/2055	16,071	0.0
222,000	Oracle Corp., 2.800%, 04/01/2027	219,085	0.3
24,000	Oracle Corp., 2.950%, 04/01/2030	22,096	0.0
18,000	Oracle Corp., 3.800%, 11/15/2037	14,390	0.0
30,000	Oracle Corp., 4.950%, 02/04/2031	29,377	0.0
25,000	Oracle Corp., 5.200%, 09/26/2035	23,415	0.0
45,000	Oracle Corp., 5.350%, 05/04/2033	43,724	0.1
30,000	Oracle Corp., 5.875%, 09/26/2045	26,278	0.0
61,000	Oracle Corp., 5.950%, 09/26/2055	51,872	0.1
40,000	Oracle Corp., 6.100%, 09/26/2065	33,496	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
13,000	Oracle Corp., 6.550%, 02/04/2046	$12,262	0.0
13,000	Oracle Corp., 6.850%, 02/04/2066	12,108	0.0
91,000	O'Reilly Automotive, Inc., 4.350%, 06/01/2028	90,684	0.1
43,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.250%, 07/01/2029	43,545	0.1
27,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.250%, 02/01/2030	27,334	0.0
95,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 03/30/2029	96,262	0.1
21,000	Pfizer Investment Enterprises Pte Ltd., 4.650%, 05/19/2030	21,069	0.0
21,000	Pfizer Investment Enterprises Pte Ltd., 4.750%, 05/19/2033	20,805	0.0
41,000	Philip Morris International, Inc., 4.750%, 11/01/2031	41,148	0.1
36,000	Philip Morris International, Inc., 4.875%, 02/13/2029	36,278	0.1
6,000	Philip Morris International, Inc., 5.250%, 02/13/2034	6,100	0.0
2,000 (2)	PNC Financial Services Group, Inc., 5.423%, 01/25/2041	1,966	0.0
15,000 (2)	PNC Financial Services Group, Inc., 6.037%, 10/28/2033	15,812	0.0
62,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.250%, 04/01/2029	62,887	0.1
4,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.500%, 04/01/2034	4,071	0.0
21,000 (1)	PSEG Power LLC, 5.200%, 05/15/2030	21,244	0.0
21,000 (1)	PSEG Power LLC, 5.750%, 05/15/2035	21,446	0.0
8,000	Public Service Electric and Gas Co., 5.200%, 08/01/2033	8,159	0.0
6,000	Public Service Electric and Gas Co., 5.200%, 03/01/2034	6,083	0.0
22,000	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	19,519	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (CONTINUED)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
22,000	Public Service Enterprise Group, Inc., 4.900%, 03/15/2030	$22,182	0.0
39,000	Public Service Enterprise Group, Inc., 5.200%, 04/01/2029	39,540	0.1
6,000	Public Service Enterprise Group, Inc., 5.400%, 03/15/2035	6,084	0.0
16,000	Qualcomm, Inc., 4.750%, 05/20/2032	16,030	0.0
8,000	Quest Diagnostics, Inc., 2.800%, 06/30/2031	7,313	0.0
8,000	Quest Diagnostics, Inc., 2.950%, 06/30/2030	7,497	0.0
36,000	Quest Diagnostics, Inc., 4.625%, 12/15/2029	35,995	0.1
6,000	Quest Diagnostics, Inc., 6.400%, 11/30/2033	6,488	0.0
53,000	Raymond James Financial, Inc., 5.650%, 09/11/2055	51,561	0.1
12,000	Rexford Industrial Realty L.P., 2.150%, 09/01/2031	10,431	0.0
8,000 (1)	RGA Global Funding, 5.448%, 05/24/2029	8,138	0.0
19,000	RLI Corp., 5.375%, 06/01/2036	18,450	0.0
143,000	Royalty Pharma PLC, 1.750%, 09/02/2027	138,540	0.2
40,000	Royalty Pharma PLC, 2.200%, 09/02/2030	36,157	0.1
19,000	Ryder System, Inc., 4.950%, 09/01/2029	19,148	0.0
27,000	Ryder System, Inc., 5.000%, 03/15/2030	27,261	0.0
27,000	Ryder System, Inc., 5.250%, 06/01/2028	27,356	0.0
4,000	Ryder System, Inc., 5.375%, 03/15/2029	4,085	0.0
32,000	Ryder System, Inc., 5.500%, 06/01/2029	32,737	0.1
8,000	Ryder System, Inc., 6.600%, 12/01/2033	8,731	0.0
10,000	S&P Global, Inc., 1.250%, 08/15/2030	8,740	0.0
38,000	S&P Global, Inc., 2.950%, 03/01/2029	36,493	0.1
28,000	Salesforce, Inc., 4.900%, 09/15/2031	27,944	0.0
32,000	Salesforce, Inc., 5.200%, 03/15/2033	32,065	0.1
25,000	Salesforce, Inc., 5.550%, 03/15/2036	24,991	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
23,000	Salesforce, Inc., 6.400%, 03/15/2046	$23,244	0.0
35,000	Salesforce, Inc., 6.550%, 03/15/2056	35,034	0.1
19,000 (1)	Schlumberger Holdings Corp., 2.650%, 06/26/2030	17,676	0.0
2,000 (1)	Schlumberger Holdings Corp., 4.850%, 05/15/2033	1,987	0.0
22,000 (1)	Schlumberger Holdings Corp., 5.000%, 11/15/2029	22,254	0.0
20,000 (2)	Sempra, 6.400%, 10/01/2054	20,114	0.0
25,000	ServiceNow, Inc., 5.050%, 05/15/2033	24,981	0.0
23,000	ServiceNow, Inc., 5.400%, 05/15/2036	22,999	0.0
30,000	ServiceNow, Inc., 6.300%, 05/15/2056	30,589	0.1
24,000	Solventum Corp., 5.450%, 03/13/2031	24,575	0.0
16,000	Sonoco Products Co., 4.600%, 09/01/2029	15,907	0.0
10,000	Southern California Gas Co., 5.200%, 06/01/2033	10,157	0.0
36,000	Southern Co., 5.113%, 08/01/2027	36,181	0.1
5,000	Southwestern Electric Power Co., 5.300%, 04/01/2033	5,077	0.0
52,000	Southwestern Public Service Co., 5.300%, 05/15/2035	52,179	0.1
44,000 (1)	Space Exploration Technologies Corp., 5.350%, 07/15/2031	43,897	0.1
32,000 (1)	Space Exploration Technologies Corp., 5.650%, 07/15/2033	31,819	0.1
90,000	Sprint Capital Corp., 6.875%, 11/15/2028	94,301	0.1
44,000	Sprint Capital Corp., 8.750%, 03/15/2032	51,847	0.1
57,000 (2)	State Street Corp., 3.031%, 11/01/2034	53,578	0.1
29,000 (2)	State Street Corp., 4.675%, 10/22/2032	28,830	0.0
17,000	State Street Corp., 4.729%, 02/28/2030	17,124	0.0
24,000	Stryker Corp., 4.850%, 02/10/2030	24,185	0.0
19,000	Synopsys, Inc., 5.000%, 04/01/2032	19,040	0.0
10,000	Sysco Corp., 5.400%, 03/23/2035	10,049	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
20,000	Take-Two Interactive Software, Inc., 5.400%, 06/12/2029	$20,398	0.0
3,000	Targa Resources Corp., 4.200%, 02/01/2033	2,844	0.0
28,000	Targa Resources Corp., 5.400%, 07/30/2036	27,899	0.0
34,000	Teledyne FLIR LLC, 2.500%, 08/01/2030	31,164	0.1
25,000	Thermo Fisher Scientific, Inc., 4.550%, 06/15/2033	24,569	0.0
57,000	Thermo Fisher Scientific, Inc., 4.977%, 08/10/2030	57,884	0.1
19,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	18,415	0.0
7,000	T-Mobile USA, Inc., 5.000%, 02/15/2036	6,850	0.0
18,000	T-Mobile USA, Inc., 5.300%, 05/15/2035	18,091	0.0
16,000	T-Mobile USA, Inc., 5.850%, 02/15/2056	15,478	0.0
30,000	Toyota Motor Credit Corp., 4.350%, 10/08/2027	30,029	0.1
20,000	Toyota Motor Credit Corp., 4.550%, 08/09/2029	19,996	0.0
31,000	Toyota Motor Credit Corp., 4.800%, 05/15/2030	31,191	0.1
16,000	Toyota Motor Credit Corp., 5.350%, 01/09/2035	16,350	0.0
18,000	Toyota Motor Credit Corp., 5.550%, 11/20/2030	18,632	0.0
30,000	TPG Operating Group II L.P., 4.875%, 05/15/2031	29,606	0.0
8,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	7,598	0.0
61,000 (2)	Truist Financial Corp., 5.435%, 01/24/2030	62,027	0.1
14,000	Tucson Electric Power Co., 5.200%, 09/15/2034	14,150	0.0
21,000	Tyson Foods, Inc., 5.400%, 03/15/2029	21,403	0.0
21,000	Uber Technologies, Inc., 4.300%, 01/15/2030	20,767	0.0
20,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	14,785	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
20,000	UnitedHealth Group, Inc., 4.950%, 01/15/2032	$20,148	0.0
8,000	UnitedHealth Group, Inc., 5.150%, 07/15/2034	8,075	0.0
12,000	Universal Health Services, Inc., 4.625%, 10/15/2029	11,855	0.0
59,000 (2)	US Bancorp, 5.723%, 05/20/2041	59,212	0.1
60,000	Valero Energy Corp., 5.150%, 03/10/2036	59,085	0.1
13,000	Verizon Communications, Inc., 1.750%, 01/20/2031	11,423	0.0
11,000	Verizon Communications, Inc., 2.550%, 03/21/2031	9,989	0.0
27,000	Verizon Communications, Inc., 4.400%, 11/01/2034	25,607	0.0
30,000	Verizon Communications, Inc., 5.000%, 01/15/2036	29,270	0.0
45,000	Verizon Communications, Inc., 5.875%, 11/30/2055	43,688	0.1
35,000	Verizon Communications, Inc., 6.000%, 11/30/2065	33,950	0.1
25,000	Vertiv Holdings Co., 5.650%, 03/15/2046	24,473	0.0
58,000	Viatris, Inc., 2.700%, 06/22/2030	52,949	0.1
3,000	Viatris, Inc., 3.850%, 06/22/2040	2,360	0.0
32,000	Viper Energy Partners LLC, 5.700%, 08/01/2035	32,526	0.1
32,000	Virginia Electric and Power Co., 4.950%, 03/15/2036	31,335	0.1
55,000	Walmart, Inc., 4.900%, 04/28/2035	55,484	0.1
25,000	Waste Connections, Inc., 4.800%, 07/15/2036	24,337	0.0
13,000	WEC Energy Group, Inc., 5.150%, 10/01/2027	13,095	0.0
21,000 (2)	Wells Fargo & Co., 3.584%, 05/22/2028	20,827	0.0
35,000 (2)	Wells Fargo & Co., 4.577%, 05/20/2029	34,919	0.1
51,000 (2)	Wells Fargo & Co., 4.960%, 01/23/2037	49,809	0.1
50,000 (2)	Wells Fargo & Co., 5.433%, 01/23/2047	48,052	0.1

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
6,000 (2)	Wells Fargo & Co., 5.499%, 01/23/2035	$6,118	0.0
5,000 (2)	Wells Fargo & Co., 5.605%, 04/23/2036	5,127	0.0
5,000 (2)	Wells Fargo & Co., 6.491%, 10/23/2034	5,399	0.0
17,000 (2)	Wells Fargo & Co. GG, 6.125%, 12/31/2199	17,209	0.0
4,000	Western Midstream Operating L.P., 5.450%, 11/15/2034	3,980	0.0
42,000	Westinghouse Air Brake Technologies Corp., 4.700%, 09/15/2028	42,045	0.1
39,000	Westlake Corp., 5.550%, 11/15/2035	38,680	0.1
10,000	Williams Cos., Inc., 4.900%, 03/15/2029	10,062	0.0
6,000	Wisconsin Power and Light Co., 5.375%, 03/30/2034	6,099	0.0
16,000	Xcel Energy, Inc., 5.600%, 04/15/2035	16,307	0.0
8,000 (2)	Xcel Energy, Inc., 5.750%, 12/03/2056	7,909	0.0
20,000	Zimmer Biomet Holdings, Inc., 3.550%, 03/20/2030	19,115	0.0
		13,209,336	16.4

	Total Corporate Bonds/Notes
	(Cost $14,462,305)	14,421,038	17.9
SOVEREIGN BONDS: 15.2%
	Australia: 0.4%
AUD558,000 (1)	Queensland Treasury Corp., 1.750%, 07/20/2034	300,546	0.4

	Brazil: 0.4%
BRL367,000	Brazil Notas do Tesouro Nacional Serie B NTNB, 6.000%, 08/15/2050	287,001	0.4

	Canada: 0.4%
CAD575,000	Canadian Government Bond 0004, 2.000%, 12/01/2051	288,702	0.4

	China: 2.3%
CNY1,400,000	China Government Bond INBK, 2.520%, 08/25/2033	219,972	0.3
CNY4,500,000	China Government Bond INBK, 2.880%, 02/25/2033	721,919	0.9

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	China: (continued)
CNY1,600,000	China Government Bond INBK, 3.000%, 10/15/2053	$273,018	0.3
CNY1,270,000	China Government Bond INBK, 3.320%, 04/15/2052	226,399	0.3
CNY1,780,000	China Government Bond INBK, 4.080%, 10/22/2048	347,801	0.4
CNY550,000	China Government Bond SZ, 3.190%, 04/15/2053	96,230	0.1
		1,885,339	2.3
	Czechia: 0.2%
CZK3,950,000	Czech Republic Government Bond 105, 2.750%, 07/23/2029	179,499	0.2

	Germany: 0.4%
EUR30,000	Bundesrepublik Deutschland Bundesanleihe 10Y, 0.500%, 02/15/2028	33,206	0.0
EUR120,000	Bundesrepublik Deutschland Bundesanleihe 10Y, 2.730%, 08/15/2026	136,742	0.2
EUR200,000	Bundesrepublik Deutschland Bundesanleihe 31Y, 1.250%, 08/15/2048	153,462	0.2
		323,410	0.4

	Indonesia: 0.5%
IDR6,452,000,000	Indonesia Treasury Bond FR79, 8.375%, 04/15/2039	393,962	0.5

	Italy: 0.6%
EUR438,000 (1)	Italy Buoni Poliennali Del Tesoro 30Y, 3.850%, 09/01/2049	472,245	0.6

	Malaysia: 0.6%
MYR1,864,000	Malaysia Government Bond 0419, 3.828%, 07/05/2034	464,242	0.6

	Mexico: 1.3%
MXN19,100,000	Mexican Bonos M, 8.500%, 11/18/2038	1,027,359	1.3

	Peru: 1.0%
PEN3,227,000	Peru Government Bond, 5.350%, 08/12/2040	824,039	1.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Poland: 1.6%
PLN650,000	Republic of Poland Government Bond 0728, 7.500%, 07/25/2028	$184,345	0.2
PLN4,302,000	Republic of Poland Government Bond 1035, 5.000%, 10/25/2035	1,126,447	1.4
		1,310,792	1.6

	Spain: 2.2%
EUR870,000 (1)	Spain Government Bond, 1.450%, 04/30/2029	962,802	1.2
EUR908,000 (1)	Spain Government Bond 30Y, 2.700%, 10/31/2048	855,089	1.0
		1,817,891	2.2

	Thailand: 0.7%
THB17,994,000	Thailand Government Bond, 2.875%, 12/17/2028	563,211	0.7

	United Kingdom: 2.6%
GBP1,000,000	United Kingdom Gilt, 4.125%, 07/22/2029	1,323,419	1.6
GBP600,000	United Kingdom Gilt, 4.500%, 06/07/2028	800,896	1.0
		2,124,315	2.6

	Total Sovereign Bonds
	(Cost $12,901,129)	12,262,553	15.2

COLLATERALIZED MORTGAGE OBLIGATIONS: 13.5%
	Mexico: 0.0%
13,111 (4)	Su Casita 2006-1U A, 6.100%, 09/25/2035	745	0.0

	United States: 13.5%
86,632 (2)	Adjustable Rate Mortgage Trust 2006-2 1A1, 4.408%, 05/25/2036	74,618	0.1
26,448 (2)	Alternative Loan Trust 2005-53T2 2A6, 4.263%, (TSFR1M +0.614%), 11/25/2035	12,907	0.0
53,351	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	24,544	0.0
63,335	Banc of America Funding Trust 2005-1 1A1, 5.500%, 02/25/2035	62,286	0.1
10,497	CHL Mortgage Pass-Through Trust 2005-17 1A8, 5.500%, 09/25/2035	10,297	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
21,007	CHL Mortgage Pass-Through Trust 2005-J4 A7, 5.500%, 11/25/2035	$17,243	0.0
169,214	CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	74,881	0.1
17,302 (2)	Citigroup Mortgage Loan Trust, Inc. 2005-2 1A3, 5.713%, 05/25/2035	16,959	0.0
103,532	CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/2036	92,255	0.1
256,042 (1)(2)	COLT Mortgage Loan Trust 2021-2 A1, 0.924%, 08/25/2066	219,066	0.3
146,282 (1)(2)	COLT Mortgage Loan Trust 2021-3 A1, 0.956%, 09/27/2066	122,190	0.2
250,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2025-R02 1M2, 5.228%, (SOFR30A + 1.600%), 02/25/2045	251,159	0.3
1,254 (5)	Fannie Mae Interest Strip 294 2, 7.000%, 02/25/2028	44	0.0
36,248 (5)	Fannie Mae Interest Strip 319 2, 6.500%, 02/25/2032	4,485	0.0
12,307 (5)	Fannie Mae Interest Strip 328 2, 6.000%, 12/25/2032	1,541	0.0
5,719 (5)	Fannie Mae Interest Strip 331 5, 6.000%, 02/25/2033	682	0.0
7,154 (5)	Fannie Mae Interest Strip 332 2, 6.000%, 03/25/2033	972	0.0
5,659 (5)	Fannie Mae Interest Strip 334 12, 6.000%, 03/25/2033	698	0.0
7,851 (5)	Fannie Mae Interest Strip 338 2, 5.500%, 07/25/2033	1,003	0.0
3,458 (5)	Fannie Mae Interest Strip 356 10, 5.500%, 06/25/2035	481	0.0
3,251 (5)	Fannie Mae Interest Strip 364 15, 6.000%, 09/25/2035	400	0.0
134,537 (5)	Fannie Mae Interest Strip 418 5, 3.500%, 08/25/2043	20,375	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
150,470 (2)(5)	Fannie Mae Interest Strip 418 80, 3.500%, 08/25/2033	$10,841	0.0
449	Fannie Mae REMIC Trust 1999-14 MB, 6.500%, 04/25/2029	451	0.0
1,306	Fannie Mae REMIC Trust 2001-80 ZB, 6.000%, 01/25/2032	1,332	0.0
13,184 (2)(5)	Fannie Mae REMIC Trust 2002-12 SB, 4.008%, (-1.000*SOFR30A +7.636%), 07/25/2031	893	0.0
8,084 (2)(5)	Fannie Mae REMIC Trust 2002-2 SW, 4.008%, (-1.000*SOFR30A +7.636%), 02/25/2032	607	0.0
3,144	Fannie Mae REMIC Trust 2002-21 PE, 6.500%, 04/25/2032	3,239	0.0
1,271 (2)	Fannie Mae REMIC Trust 2002-29 F, 4.742%, (SOFR30A +1.114%), 04/25/2032	1,286	0.0
2,143 (2)(5)	Fannie Mae REMIC Trust 2002-41 S, 4.208%, (-1.000*SOFR30A +7.836%), 07/25/2032	90	0.0
391 (2)	Fannie Mae REMIC Trust 2002-64 FJ, 4.742%, (SOFR30A +1.114%), 04/25/2032	396	0.0
935 (2)	Fannie Mae REMIC Trust 2002-68 FH, 4.221%, (SOFR30A +0.614%), 10/18/2032	936	0.0
142,917 (2)(5)	Fannie Mae REMIC Trust 2002-77 JS, 4.279%, (-1.000*SOFR30A +7.886%), 12/18/2032	10,998	0.0
4,024 (2)	Fannie Mae REMIC Trust 2002-84 FB, 4.742%, (SOFR30A +1.114%), 12/25/2032	4,071	0.0
4,023 (2)	Fannie Mae REMIC Trust 2003-11 FA, 4.742%, (SOFR30A +1.114%), 09/25/2032	4,070	0.0
775 (2)	Fannie Mae REMIC Trust 2003-116 FA, 4.142%, (SOFR30A +0.514%), 11/25/2033	774	0.0
5,101 (5)	Fannie Mae REMIC Trust 2003-13 IO, 7.000%, 03/25/2033	636	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
6,271 (5)	Fannie Mae REMIC Trust 2003-26 IK, 7.000%, 04/25/2033	$918	0.0
106,026 (2)(5)	Fannie Mae REMIC Trust 2004-56 SE, 3.808%, (-1.000*SOFR30A + 7.436%), 10/25/2033	8,628	0.0
6,586 (2)	Fannie Mae REMIC Trust 2005-25 PS, 11.694%, (-1.000*SOFR30A + 27.656%), 04/25/2035	7,558	0.0
1,050 (2)(5)	Fannie Mae REMIC Trust 2005-40 SB, 3.008%, (-1.000*SOFR30A + 6.636%), 05/25/2035	27	0.0
48,913 (2)	Fannie Mae REMIC Trust 2005-74 DK, 9.031%, (-1.000*SOFR30A + 23.542%), 07/25/2035	50,375	0.1
105,200 (2)	Fannie Mae REMIC Trust 2005-87 SB, 10.112%, (-1.000*SOFR30A + 23.414%), 10/25/2035	115,355	0.1
50,628 (2)	Fannie Mae REMIC Trust 2006-104 ES, 14.739%, (-1.000*SOFR30A + 32.878%), 11/25/2036	61,672	0.1
4,547 (2)	Fannie Mae REMIC Trust 2006-11 PS, 10.845%, (-1.000*SOFR30A + 24.147%), 03/25/2036	5,149	0.0
7,304 (2)	Fannie Mae REMIC Trust 2006-46 SW, 10.478%, (-1.000*SOFR30A + 23.779%), 06/25/2036	7,724	0.0
1,970,118 (2)(5)	Fannie Mae REMIC Trust 2006-51 SA, 2.828%, (-1.000*SOFR30A + 6.456%), 06/25/2036	129,380	0.2
13,945 (2)(5)	Fannie Mae REMIC Trust 2006-90 SX, 3.488%, (-1.000*SOFR30A + 7.116%), 09/25/2036	741	0.0
2,413,952 (2)(5)	Fannie Mae REMIC Trust 2007-116 DI, 2.198%, (-1.000*SOFR30A + 5.826%), 01/25/2038	164,961	0.2

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
15,369 (2)(5)	Fannie Mae REMIC Trust 2007-88 XI, 2.798%, (-1.000*SOFR30A +6.426%), 06/25/2037	$1,151	0.0
78,438 (2)(5)	Fannie Mae REMIC Trust 2007-89 SB, 2.808%, (-1.000*SOFR30A +6.436%), 09/25/2037	5,413	0.0
462,170 (2)(5)	Fannie Mae REMIC Trust 2007-94 SG, 2.708%, (-1.000*SOFR30A +6.336%), 10/25/2037	35,808	0.1
248,774 (2)	Fannie Mae REMIC Trust 2010-109 SN, 6.466%, (-1.000*SOFR30A +24.428%), 10/25/2040	237,844	0.3
124,758	Fannie Mae REMIC Trust 2010-155 PL, 5.000%, 07/25/2040	124,317	0.2
851,971 (2)(5)	Fannie Mae REMIC Trust 2011-55 SK, 2.818%, (-1.000*SOFR30A +6.446%), 06/25/2041	74,048	0.1
556,857 (2)(5)	Fannie Mae REMIC Trust 2011-86 NS, 2.208%, (-1.000*SOFR30A +5.836%), 09/25/2041	31,098	0.0
196,538 (2)(5)	Fannie Mae REMIC Trust 2012-10 US, 2.708%, (-1.000*SOFR30A +6.336%), 02/25/2042	19,685	0.0
305,897 (5)	Fannie Mae REMIC Trust 2012-110 JI, 4.000%, 06/25/2042	38,546	0.1
784,789 (2)(5)	Fannie Mae REMIC Trust 2012-133 PS, 2.458%, (-1.000*SOFR30A +6.086%), 03/25/2042	42,751	0.1
125,971 (5)	Fannie Mae REMIC Trust 2012-138 DI, 3.000%, 12/25/2027	849	0.0
726,227 (2)(5)	Fannie Mae REMIC Trust 2012-144 SB, 2.358%, (-1.000*SOFR30A +5.986%), 01/25/2043	61,856	0.1
365,463 (2)(5)	Fannie Mae REMIC Trust 2012-27 SB, 2.238%, (-1.000*SOFR30A +5.866%), 11/25/2041	15,266	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
334,316 (5)	Fannie Mae REMIC Trust 2013-64 LI, 3.000%, 06/25/2033	$22,637	0.0
5,808,153 (2)(5)	Fannie Mae REMIC Trust 2019-15 SA, 2.258%, (-1.000*SOFR30A +5.886%), 04/25/2049	549,432	0.7
1,550,591 (5)	Fannie Mae REMIC Trust 2020-3 DI, 3.500%, 02/25/2050	278,037	0.4
11,155,828 (5)	Fannie Mae REMIC Trust 2021-4 IN, 2.500%, 02/25/2051	1,362,303	1.7
465 (5)	Freddie Mac REMIC Trust 2035 PE, 7.000%, 03/15/2028	17	0.0
3,422 (5)	Freddie Mac REMIC Trust 2049 PL, 7.000%, 04/15/2028	139	0.0
2,737 (2)	Freddie Mac REMIC Trust 2122 F, 4.157%, (SOFR30A +0.564%), 02/15/2029	2,737	0.0
975 (2)(5)	Freddie Mac REMIC Trust 2134 SB, 3.993%, (-1.000*SOFR30A +7.586%), 03/15/2029	19	0.0
4,046 (2)(5)	Freddie Mac REMIC Trust 2136 SG, 3.943%, (-1.000*SOFR30A +7.536%), 03/15/2029	95	0.0
2,573 (2)(5)	Freddie Mac REMIC Trust 2177 SB, 5.243%, (-1.000*SOFR30A +8.836%), 08/15/2029	57	0.0
2,192 (2)	Freddie Mac REMIC Trust 2344 FP, 4.657%, (SOFR30A +1.064%), 08/15/2031	2,213	0.0
927 (2)	Freddie Mac REMIC Trust 2412 GF, 4.657%, (SOFR30A +1.064%), 02/15/2032	936	0.0
16,372	Freddie Mac REMIC Trust 2415 ZA, 6.500%, 02/15/2032	16,891	0.0
1,207 (2)	Freddie Mac REMIC Trust 2464 FI, 4.707%, (SOFR30A +1.114%), 02/15/2032	1,220	0.0
1,238 (2)	Freddie Mac REMIC Trust 2470 LF, 4.707%, (SOFR30A +1.114%), 02/15/2032	1,252	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
1,829 (2)	Freddie Mac REMIC Trust 2471 FD, 4.707%, (SOFR30A +1.114%), 03/15/2032	$1,850	0.0
1,487 (2)	Freddie Mac REMIC Trust 2504 FP, 4.207%, (SOFR30A +0.614%), 03/15/2032	1,488	0.0
5,334 (2)	Freddie Mac REMIC Trust 2551 LF, 4.207%, (SOFR30A +0.614%), 01/15/2033	5,336	0.0
78,513	Freddie Mac REMIC Trust 2750 XG, 5.000%, 02/15/2034	78,933	0.1
64,454	Freddie Mac REMIC Trust 2890 PE, 5.000%, 11/15/2034	64,773	0.1
11,459 (2)	Freddie Mac REMIC Trust 3001 HT, 8.000%, (-1.000*SOFR30A +43.903%), 05/15/2035	11,831	0.0
5,301 (2)(5)	Freddie Mac REMIC Trust 3004 SB, 2.443%, (-1.000*SOFR30A +6.036%), 07/15/2035	124	0.0
3,117 (2)	Freddie Mac REMIC Trust 3025 SJ, 11.156%, (-1.000*SOFR30A +24.330%), 08/15/2035	3,538	0.0
319,636 (2)(5)	Freddie Mac REMIC Trust 3223 S, 2.243%, (-1.000*SOFR30A +5.836%), 10/15/2036	19,449	0.0
2,104,603 (2)(5)	Freddie Mac REMIC Trust 3502 DL, 2.293%, (-1.000*SOFR30A +5.886%), 01/15/2039	141,550	0.2
586,816 (2)(5)	Freddie Mac REMIC Trust 3505 SA, 2.293%, (-1.000*SOFR30A +5.886%), 01/15/2039	38,284	0.1
3,733,076 (2)(5)	Freddie Mac REMIC Trust 3582 SL, 2.443%, (-1.000*SOFR30A +6.036%), 10/15/2039	270,753	0.3
651,231 (2)(5)	Freddie Mac REMIC Trust 3702 S, 0.743%, (-1.000*SOFR30A +4.336%), 05/15/2036	14,596	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
67,122 (2)(5)	Freddie Mac REMIC Trust 3925 SD, 2.343%, (-1.000*SOFR30A + 5.936%), 07/15/2040	$536	0.0
212,962 (5)	Freddie Mac REMIC Trust 4120 IK, 3.000%, 10/15/2032	13,585	0.0
2,088,837 (2)(5)	Freddie Mac REMIC Trust 4136 LS, 2.443%, (-1.000*SOFR30A + 6.036%), 11/15/2042	190,513	0.2
173,785 (2)(5)	Freddie Mac REMIC Trust 4136 SW, 2.543%, (-1.000*SOFR30A + 6.136%), 11/15/2032	7,281	0.0
153,791 (5)	Freddie Mac REMIC Trust 4161 CI, 4.000%, 02/15/2043	20,754	0.0
2,684,542 (5)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	389,635	0.5
534,490 (5)	Freddie Mac REMIC Trust 4624 BI, 5.500%, 04/15/2036	89,245	0.1
500,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA2 M2, 7.378%, (SOFR30A + 3.750%), 02/25/2042	508,892	0.6
95,112 (2)	Ginnie Mae 2007-8 SP, 9.878%, (-1.000*TSFR1M + 21.677%), 03/20/2037	106,512	0.1
513,848 (2)(5)	Ginnie Mae 2010-68 MS, 2.096%, (-1.000*TSFR1M + 5.736%), 06/20/2040	39,998	0.1
214,012 (2)(5)	Ginnie Mae 2012-97 SC, 2.952%, (-1.000*TSFR1M + 6.586%), 07/16/2041	8,452	0.0
4,792,479 (2)(5)	Ginnie Mae 2014-133 BS, 1.846%, (-1.000*TSFR1M + 5.486%), 09/20/2044	327,219	0.4
71,489 (2)	GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 4.183%, (TSFR1M + 0.534%), 04/25/2036	60,162	0.1
7,034 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	6,576	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
3,347 (1)(2)	GS Mortgage-Backed Securities Corp.Trust 2019-PJ3 A1, 3.500%, 03/25/2050	$3,121	0.0
415,210 (1)(2)	GS Mortgage-Backed Securities Corp.Trust 2020-PJ3 B1A, 3.408%, 10/25/2050	366,086	0.5
149,219 (1)(2)	GS Mortgage-Backed Securities Trust 2022-PJ1 A4, 2.500%, 05/28/2052	122,420	0.2
310,162 (1)(2)	GS Mortgage-Backed Securities Trust 2022-PJ6 A24, 3.000%, 01/25/2053	264,654	0.3
401,666 (1)(2)	GS Mortgage-Backed Securities Trust 2023-PJ2 A16, 5.500%, 05/25/2053	398,694	0.5
276,888 (2)	IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 4.183%, (TSFR1M +0.534%), 04/25/2046	254,998	0.3
296,910 (1)(2)	J.P. Morgan Mortgage Trust 2022-6 A3, 3.000%, 11/25/2052	255,429	0.3
586,093 (1)(2)	J.P. Morgan Mortgage Trust 2023-2 A3A, 5.000%, 07/25/2053	573,060	0.7
147,120 (2)	JP Morgan Mortgage Trust 2005-A4 B1, 5.186%, 07/25/2035	145,533	0.2
16,768 (2)	JP Morgan Mortgage Trust 2007-A1 7A1, 5.397%, 07/25/2035	16,431	0.0
187,108 (1)(2)	JP Morgan Mortgage Trust 2017-3 B1, 3.807%, 08/25/2047	172,853	0.2
117,294 (1)(2)	JP Morgan Mortgage Trust 2019-8 A5, 3.500%, 03/25/2050	106,254	0.1
23,829 (1)(2)	JP Morgan Mortgage Trust 2019-INV3 A15, 3.500%, 05/25/2050	21,373	0.0
100,000 (1)(2)	JP Morgan Mortgage Trust Series 2025-3 M1, 6.783%, 09/25/2055	100,621	0.1
74,666 (2)	Lehman XS Trust Series 2005-5N 1A2, 4.123%, (TSFR1M +0.474%), 11/25/2035	75,611	0.1
17,731 (2)	MASTR Adjustable Rate Mortgages Trust 2006-2 1A1, 6.150%, 04/25/2036	17,283	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
200,000 (1)(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	$196,079	0.3
199,575 (1)(2)	Mill City Mortgage Loan Trust 2018-3 M1, 3.250%, 08/25/2058	193,177	0.2
125,292 (1)(2)	Morgan Stanley Residential Mortgage Loan Trust 2021-2 A9, 2.500%, 05/25/2051	102,628	0.1
81,071 (1)(2)	PMT Loan Trust 2025-INV8 A2, 5.500%, 07/25/2056	80,920	0.1
216,077 (1)(2)	PMT Loan Trust 2025-J4 A3, 5.000%, 12/01/2056	211,272	0.3
1,084,215 (2)(5)	RALI Series Trust 2006-QO1 X2, 2.247%, 02/25/2046	54,597	0.1
3,159 (1)(2)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	2,931	0.0
2,130,476 (2)(5)	WaMu Mortgage Pass-Through Certificates 2005-AR11 X, 0.020%, 08/25/2045	2,762	0.0
15,500 (2)	WaMu Mortgage Pass-Through Certificates 2006-AR12 1A1, 4.464%, 10/25/2036	14,663	0.0
128,789 (2)	WaMu Mortgage Pass-Through Certificates 2007-HY2 1A1, 4.015%, 12/25/2036	119,532	0.2
28,272 (2)	Wells Fargo Alternative Loan Trust 2007-PA2 2A1, 4.193%, (TSFR1M +0.544%), 06/25/2037	25,260	0.0
68,064 (1)(2)	WinWater Mortgage Loan Trust 2015-5 B4, 3.756%, 08/20/2045	62,830	0.1
		10,911,748	13.5
	Total Collateralized Mortgage Obligations
	(Cost $13,841,098)	10,912,493	13.5
MUTUAL FUNDS: 13.3%
	United States: 13.3%
408,268 (6)	Voya VACS Series EMHCD Fund	4,384,799	5.5

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
MUTUAL FUNDS: (continued)
	United States: (continued)
616,186 (6)	Voya VACS Series HYB Fund	$6,315,910	7.8
		10,700,709	13.3
	Total Mutual Funds
	(Cost $10,308,986)	10,700,709	13.3
COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.7%
	United States: 9.7%
500,000 (1)(2)	Arbor Realty Commercial Real Estate Notes LLC 2026-FL1 B, 5.639%, (TSFR1M + 2.000%), 09/20/2043	502,030	0.6
250,000 (1)	ARZ Trust 2024-BILT C, 6.361%, 06/11/2039	251,775	0.3
4,763,006 (2)(5)	BANK 2017-BNK5 XA, 1.069%, 06/15/2060	26,450	0.0
853,930 (2)(5)	BANK 2019-BN16 XA, 1.089%, 02/15/2052	14,875	0.0
8,300,805 (2)(5)	BANK 2019-BN21 XA, 0.932%, 10/17/2052	177,567	0.2
500,000 (1)(2)	BAY Mortgage Trust 2025-LIVN A, 5.425%, (TSFR1M + 1.800%), 05/15/2035	500,927	0.6
210,000 (1)	Benchmark Mortgage Trust 2019-B9 D, 3.000%, 03/15/2052	144,759	0.2
1,058,537 (2)(5)	Benchmark Mortgage Trust 2019-B9 XA, 1.163%, 03/15/2052	20,831	0.0
266,356 (1)(2)	BLP Commercial Mortgage Trust 2024- IND2 B, 5.317%, (TSFR1M + 1.692%), 03/15/2041	267,055	0.3
315,000 (1)(2)	BX Commercial Mortgage Trust 2021- 21M E, 5.910%, (TSFR1M + 2.285%), 10/15/2036	314,859	0.4
400,000 (1)(2)	BX Commercial Mortgage Trust 2026-ALOHA A, 4.975%, (TSFR1M +1.350%), 04/15/2043	400,815	0.5
452,096 (1)(2)	BX Commercial Mortgage Trust 2026-XL6 B, 5.075%, (TSFR1M + 1.450%), 03/15/2043	453,738	0.6
192,500 (1)(2)	BX Trust 2021-LGCY D, 5.041%, (TSFR1M + 1.416%), 10/15/2036	192,461	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	United States: (continued)
400,000 (1)(2)	BX Trust 2026-ORBT C, 5.380%, (TSFR1M + 1.750%), 07/15/2043 $	400,500	0.5
200,000 (2)	Citigroup Commercial Mortgage Trust 2016-P5 B, 3.698%, 10/10/2049	183,498	0.2
750,000	CSAIL Commercial Mortgage Trust 2021-C20 A3, 2.805%, 03/15/2054	688,020	0.9
3,951,768 (2)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.953%, 11/25/2030	122,046	0.2
2,042,787 (2)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.435%, 07/25/2035	173,476	0.2
2,049,356 (5)	Freddie Mac Multifamily Structured Pass Through Certificates KL06 XFX, 1.457%, 12/25/2029	63,327	0.1
10,804 (1)(7)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	10,661	0.0
4,663,481 (2)(5)	GS Mortgage Securities Trust 2019-GC42 XA, 0.941%, 09/10/2052	97,341	0.1
853,470 (2)(5)	GS Mortgage Securities Trust 2020-GC47 XA, 1.236%, 05/12/2053	30,038	0.1
500,000 (1)(2)	GWT 2024-WLF2 A, 5.317%, (TSFR1M +1.691%), 05/15/2041	501,809	0.6
400,000 (1)(2)	Hawaii Hotel Trust 2025-MAUI C, 5.667%, (TSFR1M +2.042%), 03/15/2042	401,775	0.5
1,528,449 (1)(2)(5)	LSTAR Commercial Mortgage Trust 2017-5 X, 0.971%, 03/10/2050	3,056	0.0
500,000 (1)(2)	LSTR Trust 2026-HTL6 A, 5.125%, (TSFR1M + 1.500%), 12/15/2040	500,130	0.6
1,481,345 (5)	Morgan Stanley Capital I Trust 2021-L5 XA, 1.301%, 05/15/2054	66,577	0.1

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	United States: (continued)
500,000 (1)(2)	MTN Commercial Mortgage Trust 2026-LPFX A, 5.153%, 05/15/2043	$499,548	0.6
350,000 (1)(2)	STWD LLC 2025-FL4 AS, 5.339%, (TSFR1M + 1.700%), 11/19/2042	350,875	0.4
500,000 (1)(2)	SWCH Commercial Mortgage Trust 2025-DATA B, 5.468%, (TSFR1M + 1.842%), 02/15/2042	496,468	0.6
		7,857,287	9.7
	Total Commercial Mortgage-Backed Securities (Cost $7,955,090)	7,857,287	9.7
ASSET-BACKED SECURITIES: 9.4%
	Cayman Islands: 8.9%
500,000 (1)(2)	Barings CLO Ltd. 2019-4A CR, 5.873%, (TSFR3M + 2.200%), 07/15/2037	500,770	0.6
250,000 (1)(2)	Barings CLO Ltd. 2024-1A A1R, 4.845%, (TSFR3M +1.170%), 01/20/2039	249,624	0.3
381,437 (1)(2)	BlueMountain CLO Ltd. 2013-2A CR, 5.875%, (TSFR3M +2.212%), 10/22/2030	382,377	0.5
250,000 (1)(2)	BlueMountain CLO XXX Ltd. 2020-30A CR2, 5.523%, (TSFR3M + 1.850%), 04/15/2035	250,284	0.3
300,000 (1)(2)	CBAM Ltd. 2017-1A AR2, 5.065%, (TSFR3M + 1.390%), 01/20/2038	300,759	0.4
250,000 (1)(2)	CIFC Funding Ltd. 2022-4A AR, 4.770%, (TSFR3M + 1.090%), 07/16/2035	250,184	0.3
500,000 (1)(2)	Galaxy Xxiv Clo Ltd. 2017-24A BR2, 5.373%, (TSFR3M +1.700%), 04/15/2037	501,747	0.7
400,000 (1)(2)	Invesco US CLO Ltd. 2026-1A C, 5.656%, (TSFR3M + 1.975%), 04/15/2039	402,250	0.5
250,000 (1)(2)	KKR Clo 33 Ltd. 33A BR, 5.275%, (TSFR3M + 1.600%), 07/20/2034	250,286	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Cayman Islands: (continued)
400,000 (1)(2)	Madison Park Funding XXXI Ltd. 2018-31A CR, 5.916%, (TSFR3M + 2.250%), 07/23/2037	$400,700	0.5
250,000 (1)(2)	Mountain View CLO XVIII Ltd. 2024-1A C, 5.880%, (TSFR3M +2.200%), 10/16/2037	250,550	0.3
250,000 (1)(2)	Navesink CLO 6 Ltd. 2026-6A C, 5.557%, (TSFR3M + 1.850%), 04/15/2037	249,711	0.3
500,000 (1)(2)	NYACK Park CLO Ltd. 2021-1A CR, 5.525%, (TSFR3M + 1.850%), 10/20/2038	500,580	0.6
500,000 (1)(2)	Oaktree CLO Ltd. 2019-4A CRR, 5.945%, (TSFR3M +2.270%), 07/20/2037	500,025	0.6
500,000 (1)(2)	Ocean Trails Clo XI 2021-11A C1R, 5.525%, (TSFR3M +1.850%), 07/20/2034	491,729	0.6
250,000 (1)(2)	Octagon 71 Ltd. 2024-1A A1R, 5.175%, (TSFR3M +1.280%), 04/18/2037	251,140	0.3
250,000 (1)(2)	Octagon Investment Partners 50 Ltd. 2020-4A BR2, 5.223%, (TSFR3M +1.550%), 01/15/2035	250,129	0.3
131,824 (1)(2)	OZLM XV Ltd. 2016-15A A1R3, 4.725%, (TSFR3M + 1.050%), 04/20/2033	131,926	0.2
250,000 (1)(2)	Sixth Street CLO XIII Ltd. 2019-13A A1R2, 4.892%, (TSFR3M +1.220%), 01/21/2038	250,155	0.3
207,889 (1)(2)	Sound Point CLO IX Ltd. 2015-2A ARRR, 5.147%, (TSFR3M +1.472%), 07/20/2032	208,045	0.3
300,000 (1)(2)	Sound Point CLO XXIX Ltd. 2021-1A AR, 4.717%, (TSFR3M + 1.050%), 04/25/2034	300,217	0.4
250,000 (1)(2)	Sound Point CLO XXIX Ltd. 2021-1A B1R, 5.267%, (TSFR3M + 1.600%), 04/25/2034	250,205	0.3
		7,123,393	8.9

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	United States: 0.5%
182,625 (2)	Citigroup Mortgage Loan Trust 2006-WF1 A2E, 6.582%, 03/25/2036	$81,782	0.1
350,000 (1)(2)	Sixth Street CLO 32 Ltd. 2026-32A C, 5.613%, (TSFR3M +1.950%), 04/21/2039	351,320	0.4
		433,102	0.5
	Total Asset-Backed Securities (Cost $7,612,505)	7,556,495	9.4
U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.1%
	Federal Home Loan Mortgage Corporation: 0.5%(8)
228,392 (8)	3.500%, 01/01/2048	210,962	0.3
22,530 (8)	4.000%, 09/01/2045	21,524	0.0
23,183 (8)	4.000%, 09/01/2045	22,072	0.0
26,593 (8)	4.000%, 09/01/2045	25,449	0.0
43,082 (8)	4.000%, 09/01/2045	41,168	0.1
33,764 (8)	4.000%, 05/01/2046	32,228	0.1
883 (8)	5.000%, 12/01/2034	876	0.0
5,027 (8)	6.000%, 02/01/2034	5,153	0.0
606 (8)	6.500%, 08/01/2032	628	0.0
846 (8)	6.500%, 07/01/2034	878	0.0
4,037 (8)	6.500%, 07/01/2034	4,186	0.0
		365,124	0.5
	Federal National Mortgage Association: 0.0%(8)
21,461 (2)(8)	6.120%, (US0012M + 1.779%), 10/01/2036	22,361	0.0

	Government National Mortgage Association: 0.0%
7,377	5.000%, 04/15/2034	7,383	0.0
2,715	6.500%, 02/20/2035	2,816	0.0
		10,199	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities: 8.6%
1,488,462	2.000%, 02/01/2052	$1,199,602	1.5
8,267	2.500%, 06/01/2030	8,007	0.0
10,704	2.500%, 06/01/2030	10,361	0.0
4,250	2.500%, 07/01/2030	4,111	0.0
1,857,000 (9)	2.500%, 07/01/2055	1,551,901	1.9
1,238,000 (9)	3.000%, 07/01/2055	1,079,575	1.4
1,238,000 (9)	3.500%, 07/01/2055	1,123,388	1.4
22,772	4.000%, 05/01/2045	21,759	0.0
412,563	4.000%, 04/01/2049	391,451	0.5
1,015,249	4.500%, 12/01/2054	973,707	1.2
490,000 (9)	5.000%, 07/01/2056	481,541	0.6
18,163	6.000%, 11/01/2034	18,655	0.0
29,918	6.000%, 04/01/2035	30,742	0.1
5,399	6.500%, 12/01/2029	5,589	0.0
3,335	6.500%, 01/01/2034	3,453	0.0
21	7.000%, 04/01/2033	22	0.0
3,611	7.500%, 09/01/2032	3,712	0.0
5,437	7.500%, 01/01/2033	5,547	0.0
		6,913,123	8.6
	Total U.S. Government Agency Obligations
	(Cost $7,391,728)	7,310,807	9.1
U.S. TREASURY OBLIGATIONS: 7.8%
	United States Treasury Bonds: 2.4%
324,000	4.750%, 02/15/2045	317,020	0.4
540,600	4.750%, 02/15/2056	525,269	0.6
1,115,700	5.000%, 05/15/2046	1,124,155	1.4
		1,966,444	2.4
	United States Treasury Notes: 5.4%
537,700	3.375%, 09/15/2027	532,869	0.7
240,200	3.750%, 05/15/2028	238,436	0.3
15,000	3.875%, 03/31/2028	14,928	0.0
16,000	3.875%, 05/15/2029	15,878	0.0
3,100	3.875%, 06/30/2030	3,064	0.0
4,000	3.875%, 08/15/2034	3,864	0.0
16,000	4.000%, 03/31/2030	15,900	0.0
43,900	4.000%, 04/30/2032	43,327	0.1
619,000	4.125%, 06/30/2028	618,698	0.8
543,400	4.125%, 06/15/2029	542,912	0.7
496,000	4.125%, 06/30/2031	494,276	0.6
31,400	4.250%, 05/31/2033	31,287	0.0
488,900	4.250%, 06/30/2033	487,028	0.6
1,274,800	4.375%, 05/15/2036	1,268,127	1.6
		4,310,594	5.4

	Total U.S. Treasury Obligations
	(Cost $6,250,790)	6,277,038	7.8
COMMON STOCK: 0.0%
	United States: 0.0%
2,149 (3)(4)	American Media	—	—
18 (10)	Ingevity Corp.	1,344	0.0
120	Smurfit WestRock PLC	5,551	0.0
		6,895	0.0

	Total Common Stock
	(Cost $68,119)	6,895	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
RIGHTS: 0.0%
	United States: 0.0%
4,988 (4)(11)	Resolute Forest Products, Inc. - CVR	$7,083	0.0

	Total Rights
	(Cost $–)	7,083	0.0
PURCHASED OPTIONS(12): 0.0%
	Total Purchased Options
	(Cost $13,527)	4,444	0.0
	Total Long-Term Investments
	(Cost $80,805,277)	77,316,842	95.9

SHORT-TERM INVESTMENTS: 4.5%
	Repurchase Agreements: 0.3%
261,433 (13)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2026, 3.640%, due 07/01/2026 (Repurchase Amount $261,459, collateralized by various U.S. Government Securities, 2.125%- 4.125%, Market Value plus accrued interest $266,662, due 06/30/27-01/15/35)	261,433	0.3
	Total Repurchase Agreements
	(Cost $261,433)	261,433	0.3

	Commercial Paper: 2.5%
1,000,000	Charles Schwab Corp., 3.870%, 09/08/2026	992,624	1.2
1,000,000	Constellation Energy Corp., 4.500%, 07/06/2026	999,260	1.3
	Total Commercial Paper
	(Cost $1,991,871)	1,991,884	2.5

	U.S. Treasury Obligations: 1.7%
1,350,000 (14)	United States Treasury Bill, 3.280%, 07/09/2026 (Cost $1,348,932)	1,348,911	1.7

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.0%
1,000 (15)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.560% (Cost $1,000)	$1,000	0.0

	Total Short-Term Investments (Cost $3,603,236)	$3,603,228	4.5
	Total Investments in Securities (Cost $84,408,513)	$80,920,070	100.4
	Liabilities in Excess of Other Assets	(319,474)	(0.4)
	Net Assets	$80,600,596	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2026.
(3)	Security, or a portion of the security, is on loan.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	Investment in affiliate.
(7)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(8)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(9)	Represents or includes a “to be announced” (TBA) security transaction.
(10)	Non-income producing security.
(11)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2026, the Portfolio held restricted securities with a fair value of $7,083 or —% of net assets. Please refer to the table below for additional details.
(12)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(13)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(14)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2026, if applicable.
(15)	Rate shown is the 7-day yield as of June 30, 2026.

Currency Abbreviations:

AUD	Australian Dollar

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

BRL	Brazilian Real
CAD	Canadian Dollar
CNY	China Yuan
CZK	Czech Koruna
EUR	EU Euro
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
THB	Thai Baht

Reference Rate Abbreviations:

SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0012M	12-month LIBOR

Percentage
Sector Diversification	of Net Assets
Sovereign Bonds	15.2%
Collateralized Mortgage Obligations	13.5
Commercial Mortgage-Backed Securities	9.7
Asset-Backed Securities	9.4
U.S. Government Agency Obligations	9.1
U.S. Treasury Obligations	7.8
Affiliated Investment Companies	7.8
Mutual Funds	5.5
Financial	4.8
Consumer, Non-cyclical	3.1
Utilities	2.4
Communications	2.0
Technology	1.7
Industrial	1.6
Consumer, Cyclical	1.3
Energy	0.8
Basic Materials	0.2
Purchased Options	0.0
Materials	0.0
Rights	0.0
Short-Term Investments	4.5
Liabilities in Excess of Other Assets	(0.4)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Common Stock
United States	$6,895	$—	$—	$6,895
Total Common Stock	6,895	—	—	6,895
Corporate Bonds/Notes	—	14,421,038	—	14,421,038
Sovereign Bonds	—	12,262,553	—	12,262,553
Collateralized Mortgage Obligations	—	10,911,748	745	10,912,493
Mutual Funds	10,700,709	—	—	10,700,709
Commercial Mortgage-Backed Securities	—	7,857,287	—	7,857,287
Asset-Backed Securities	—	7,556,495	—	7,556,495
U.S. Government Agency Obligations	—	7,310,807	—	7,310,807
U.S. Treasury Obligations	—	6,277,038	—	6,277,038
Rights	—	—	7,083	7,083
Purchased Options	—	4,444	—	4,444
Short-Term Investments	1,000	3,602,228	—	3,603,228
Total Investments, at fair value	$10,708,604	$70,203,638	$7,828	$80,920,070
Other Financial Instruments+
Centrally Cleared Credit Default Swaps	—	209,585	—	209,585
Centrally Cleared Inflation-Linked Swaps	—	7,806	—	7,806
Centrally Cleared Interest Rate Swaps	—	569,709	—	569,709
Forward Foreign Currency Contracts	—	213,477	—	213,477
Forward Premium Swaptions	—	142,049	—	142,049
Futures	152,786	—	—	152,786
OTC interest rate swaps	—	315	—	315
OTC total return swaps	—	7,984	—	7,984
OTC volatility swaps	—	2,071	—	2,071
Total Assets	$10,861,390	$71,356,634	$7,828	$82,225,852
Liabilities Table
Other Financial Instruments+
Centrally Cleared Credit Default Swaps	$—	$(128,845)	$—	$(128,845)
Centrally Cleared Inflation-Linked Swaps	—	(8,880)	—	(8,880)
Centrally Cleared Interest Rate Swaps	—	(785,459)	—	(785,459)
Forward Foreign Currency Contracts	—	(58,639)	—	(58,639)
Forward Premium Swaptions	—	(296,186)	—	(296,186)
Futures	(41,700)	—	—	(41,700)
OTC total return swaps	—	(22,067)	—	(22,067)
OTC volatility swaps	—	(862)	—	(862)
Written Options	—	(6,223)	—	(6,223)
Total Liabilities	$(41,700)	$(1,307,161)	$—	$(1,348,861)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2026, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2025	at Cost	at Cost	(Depreciation)	6/30/2026	Income	(Losses)	Distributions
Voya VACS Series EMHCD Fund	$4,234,193	$134,106	$—	$16,500	$4,384,799	$134,093	$—	$—
Voya VACS Series HYB Fund	6,189,552	192,535	—	(66,177)	6,315,910	192,525	—	—
	$10,423,745	$326,641	$—	$(49,677)	$10,700,709	$326,618	$—	$—

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

At June 30, 2026, Voya Global Bond Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Resolute Forest Products, Inc. - CVR	3/1/2023	$—	$7,083
		$—	$7,083

At June 30, 2026, the following forward foreign currency contracts were outstanding for Voya Global Bond Portfolio:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
EGP	6,254,043	USD	119,466	Bank of America N.A.	07/21/26	$6,549
USD	65,203	CZK	1,378,513	Barclays Bank PLC	09/04/26	271
CLP	46,162,223	USD	51,003	Barclays Bank PLC	09/04/26	(885)
USD	156,423	MYR	648,594	Barclays Bank PLC	09/04/26	(2,733)
CNH	44,566,454	USD	6,604,481	BNP Paribas	09/04/26	(12,130)
HKD	379,429	USD	48,512	Brown Brothers Harriman & Co.	09/04/26	(17)
RON	360,146	USD	78,294	Brown Brothers Harriman & Co.	09/04/26	(32)
SGD	228,276	USD	177,372	Brown Brothers Harriman & Co.	09/04/26	(112)
ILS	446,061	USD	150,783	Deutsche Bank AG	09/04/26	(648)
EGP	16,740,016	USD	319,466	Goldman Sachs International	07/21/26	17,835
USD	173,507	IDR	3,106,325,790	HSBC Bank USA N.A.	09/04/26	957
KRW	1,332,711,940	USD	868,335	HSBC Bank USA N.A.	09/04/26	(6,016)
USD	1,130,953	PLN	4,226,977	JPMorgan Chase Bank N.A.	09/04/26	7,359
USD	958,655	BRL	5,004,323	JPMorgan Chase Bank N.A.	09/04/26	4,410
EGP	12,430,605	USD	228,084	Morgan Stanley Capital Services LLC	07/14/26	23,322
CAD	2,773,892	USD	1,952,694	Morgan Stanley Capital Services LLC	08/14/26	7,051
SEK	7,403,430	USD	759,943	Morgan Stanley Capital Services LLC	08/14/26	5,468
AUD	1,292,850	USD	890,336	Morgan Stanley Capital Services LLC	08/14/26	4,039
CHF	362,026	USD	447,793	Morgan Stanley Capital Services LLC	08/14/26	2,469
USD	390,538	NOK	3,851,711	Morgan Stanley Capital Services LLC	08/14/26	1,656
JPY	1,008,006,551	USD	6,256,803	Morgan Stanley Capital Services LLC	08/14/26	(35,187)
USD	74	COP	256,314	Morgan Stanley Capital Services LLC	09/04/26	—
EUR	13,899,749	USD	15,795,970	Standard Chartered Bank	08/14/26	115,304
USD	380,130	MXN	6,624,710	State Street Bank and Trust Co.	09/04/26	3,355
DKK	1,082,973	USD	164,740	UBS AG	08/14/26	1,204
USD	296,756	THB	9,733,798	UBS AG	09/04/26	2,164
GBP	1,179,626	USD	1,558,802	Wells Fargo Bank N.A.	08/14/26	5,875
NZD	221,008	USD	124,900	Wells Fargo Bank N.A.	08/14/26	812
USD	975,997	PEN	3,333,244	Wells Fargo Bank N.A.	09/04/26	3,377
HUF	29,109,883	USD	94,133	Wells Fargo Bank N.A.	09/04/26	(879)
						$154,838

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

At June 30, 2026, the following futures contracts were outstanding for Voya Global Bond Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
Australia 3-Year Bond	9	09/15/26	$651,739	$2,666
Australia 10-Year Bond	4	09/15/26	304,128	3,898
Canada 10-Year Bond	14	09/18/26	1,195,516	12,654
Canada 2-Year Bond	22	09/18/26	1,633,577	3,464
Euro-Bobl 5-Year	39	09/08/26	5,141,476	25,426
Euro-Buxl 30-year German Government Bond	5	09/08/26	635,398	11,876
Euro-OAT	34	09/08/26	4,661,015	26,172
Euro-Schatz	27	09/08/26	3,268,876	6,151
Japan 10-Year Bond (TSE)	1	09/14/26	785,817	1,577
Japanese Government Bonds 10-Year Mini	8	09/11/26	628,654	1,578
Long Gilt	6	09/28/26	709,997	8,934
Long-Term Euro-BTP	10	09/08/26	1,363,688	11,716
U.S. Treasury 2-Year Note	9	09/30/26	1,855,195	545
U.S. Treasury 10-Year Note	3	09/21/26	329,672	996
U.S. Treasury Ultra Long Bond	9	09/21/26	1,045,406	35,133
			$24,210,154	$152,786
Short Contracts:
Canada 5-Year Bond	(2)	09/18/26	(159,492)	(962)
Euro-Bund	(1)	09/08/26	(145,498)	(1,468)
U.S. Treasury 5-Year Note	(16)	09/30/26	(1,712,750)	(4,649)
U.S. Treasury Long Bond	(1)	09/21/26	(113,500)	(2,796)
U.S. Treasury Ultra 10-Year Note	(22)	09/21/26	(2,474,313)	(31,825)
			$(4,605,553)	$(41,700)

At June 30, 2026, the following centrally cleared credit default swaps were outstanding for Voya Global Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

		(Pay)/
		Receive					Unrealized
	Buy/Sell	Financing	Termination	Notional		Fair	Appreciation/
Reference Entity/Obligation	Protection	Rate (%)(2)	Date	Amount(3)		Value(4)	(Depreciation)
CDX Emerging Markets, Series 44, Version 1	Buy	(1.000)	12/20/30	USD	7,887,000	$21,842	$(128,845)
						$21,842	$(128,845)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

At June 30, 2026, the following centrally cleared credit default swaps were outstanding for Voya Global Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

		(Pay)/
		Receive					Unrealized
	Buy/Sell	Financing	Termination	Notional		Fair	Appreciation/
Reference Entity/Obligation	Protection	Rate (%)(2)	Date	Amount(3)		Value(4)	(Depreciation)
CDX North American High Yield Index, Series 46, Version 2	Sell	5.000	06/20/31	USD	6,434,010	$519,521	$209,585
						$519,521	$209,585

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising the referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments received quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At June 30, 2026, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Portfolio:

		Floating
		Rate Index		Fixed Rate					Unrealized
Pay/Receive		Payment	Fixed	Payment	Maturity	Notional		Fair	Appreciation/
Floating Rate	Floating Rate Index	Frequency	Rate	Frequency	Date	Amount		Value	(Depreciation)
Pay	1-day Overnight Brazil Interbank Deposit	Annual	13.680%	At Termination Date	01/02/29	BRL	5,713,159	$(10,399)	$(10,399)
Pay	1-day Overnight Brazil Interbank Deposit	Annual	14.020	At Termination Date	01/02/29	BRL	2,913,769	(528)	(528)
Pay	1-day Overnight Brazil Interbank Deposit	Annual	13.900	At Termination Date	01/02/29	BRL	1,805,158	(1,348)	(1,348)
Pay	1-day Sterling Overnight Index Average (SONIA)	Annual	1.649	Annual	04/15/52	GBP	800,000	(494,721)	(494,721)
Pay	3-month KRW-CD-KSDA-Bloomberg	Quarterly	2.935	Quarterly	07/31/34	KRW	1,713,918,000	(75,726)	(75,726)
Pay	1-day Secured Overnight Financing Rate	Annual	4.020	At Termination Date	06/22/28	USD	4,592,000	1,761	1,761
Pay	1-day Secured Overnight Financing Rate	Annual	4.050	At Termination Date	06/22/28	USD	4,581,000	3,048	3,048
Pay	1-day Secured Overnight Financing Rate	Annual	2.994	At Termination Date	03/03/28	USD	3,246,000	(32,745)	(32,745)
Pay	1-day Secured Overnight Financing Rate	Annual	3.280	At Termination Date	03/13/29	USD	2,392,000	(12,053)	(12,053)
Pay	1-day Secured Overnight Financing Rate	Monthly	3.105	Monthly	08/09/32	USD	1,870,000	(75,127)	(82,787)
Pay	1-day Secured Overnight Financing Rate	Annual	4.129	Annual	03/27/36	USD	1,169,000	986	986
Pay	1-day Secured Overnight Financing Rate	Monthly	3.058	Monthly	05/08/29	USD	900,000	(19,924)	(19,713)
Pay	1-day Secured Overnight Financing Rate	Annual	4.605	Annual	05/29/46	USD	184,000	778	778
Pay	3-month Johannesburg Interbank	Quarterly	7.270	Quarterly	04/09/31	ZAR	10,156,000	(2,355)	(2,346)
Pay	3-month Johannesburg Interbank	Quarterly	7.605	Quarterly	03/25/31	ZAR	7,445,000	4,389	4,483
Receive	1-day Sterling Overnight Index Average (SONIA)	Annual	3.674	Annual	09/30/52	GBP	70,000	15,441	15,441
Receive	1-day Tokyo Overnight Average Rate	Annual	3.108	Annual	04/30/56	JPY	27,000,000	8,659	8,659
Receive	1-day MXN TIIE-BANXICO	Monthly	7.970	Monthly	04/03/36	MXN	19,660,000	10,164	10,164
Receive	6-month PLN WIBOR	Annual	4.082	Annual	10/25/35	PLN	3,995,000	10,848	10,848
Receive	1-day Secured Overnight Financing Rate	Annual	4.078	At Termination Date	06/14/28	USD	9,128,000	(8,066)	(8,066)
Receive	1-day Secured Overnight Financing Rate	Annual	3.605	Annual	01/08/31	USD	4,000,000	48,177	48,177
Receive	1-day Secured Overnight Financing Rate	Monthly	3.114	Monthly	03/08/28	USD	3,600,000	49,020	49,709
Receive	1-day Secured Overnight Financing Rate	Annual	2.962	Annual	06/14/27	USD	3,000,000	29,125	29,125
Receive	1-day Secured Overnight Financing Rate	Annual	3.333	Annual	12/17/27	USD	3,000,000	29,749	29,749
Receive	1-day Secured Overnight Financing Rate	Annual	4.006	Annual	06/26/29	USD	3,000,000	(6,222)	(6,222)
Receive	1-day Secured Overnight Financing Rate	Monthly	3.046	Monthly	05/08/30	USD	2,300,000	65,499	65,303
Receive	1-day Secured Overnight Financing Rate	Monthly	3.477	Monthly	05/03/27	USD	2,250,000	8,251	8,204

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

		Floating
		Rate Index		Fixed Rate					Unrealized
Pay/Receive		Payment	Fixed	Payment	Maturity	Notional		Fair	Appreciation/
Floating Rate	Floating Rate Index	Frequency	Rate	Frequency	Date	Amount		Value	(Depreciation)
Receive	1-day Secured Overnight Financing Rate	Annual	3.338%	Annual	01/08/29	USD	2,000,000	$29,833	$29,833
Receive	1-day Secured Overnight Financing Rate	Annual	1.551	Annual	01/24/29	USD	2,000,000	116,947	116,947
Receive	1-day Secured Overnight Financing Rate	Annual	3.750	Annual	05/21/30	USD	2,000,000	10,963	10,963
Receive	1-day Secured Overnight Financing Rate	Annual	3.464	Annual	09/27/32	USD	2,000,000	48,895	48,895
Receive	1-day Secured Overnight Financing Rate	Annual	3.482	Annual	06/09/33	USD	2,000,000	53,020	53,020
Receive	1-day Secured Overnight Financing Rate	Annual	4.605	Annual	02/14/46	USD	1,403,750	(6,187)	(6,187)
Receive	1-day Secured Overnight Financing Rate	Annual	4.319	Annual	05/21/37	USD	1,003,680	(23,059)	(23,059)
Receive	1-day Secured Overnight Financing Rate	Annual	3.597	Annual	12/17/32	USD	1,000,000	17,978	17,978
Receive	1-day Secured Overnight Financing Rate	Annual	3.860	Annual	06/26/34	USD	1,000,000	5,638	5,638
Receive	1-day Secured Overnight Financing Rate	Annual	4.232	Annual	05/22/36	USD	500,000	(9,559)	(9,559)
								$(208,850)	$(215,750)

At June 30, 2026, the following OTC interest rate swaps were outstanding for Voya Global Bond Portfolio:

		Floating								Upfront
		Rate Index			Fixed Rate					Payments	Unrealized
Pay/Receive		Payment		Fixed	Payment	Maturity	Notional		Fair	Paid/	Appreciation/
Floating Rate	Floating Rate Index	Frequency	Counterparty	Rate	Frequency	Date	Amount		Value	(Received)	(Depreciation)
Pay	7-Day China Fixing Repo Rates	Quarterly	BNP Paribas	1.436%	Quarterly	04/24/30	CNY	46,977,000	$315	$—	$315
									$315	$—	$315

At June 30, 2026, the following centrally cleared inflation-linked swaps were outstanding for Voya Global Bond Portfolio:

Pay/Receive		Floating Rate		Fixed Rate					Unrealized
Floating	Floating Rate	Index Payment	Fixed	Payment	Maturity	Notional		Fair	Appreciation/
Rate	Index	Frequency	Rate	Frequency	Date	Amount		Value	(Depreciation)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.462%	At Termination Date	03/27/31	USD	1,139,000	$(8,880)	$(8,880)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.410	At Termination Date	03/27/36	USD	1,139,000	7,806	7,806
								$(1,074)	$(1,074)

At June 30, 2026, the following OTC total return swaps were outstanding for Voya Global Bond Portfolio:

		Reference	(Pay)/	Floating						Upfront
Pay/Receive		Entity	Receive	Rate						Payments	Unrealized
Total		Payment	Financing	Payment		Termination	Notional		Fair	Paid/	Appreciation/
Return(1)	Reference Entity	Frequency	Rate	Frequency	Counterparty	Date	Amount		Value	(Received)	(Depreciation)
Receive	Japanese Government 20-Year Treasury Bond	At Termination Date	(1-day Tokyo Overnight Average Rate + 0.04%)	Quarterly	Nomura Global Financial Products Inc.	08/13/26	JPY	180,000,000	$(13,294)	$—	$(13,294)
Receive	Japanese Government 20-Year Treasury Bond	At Termination Date	(1-day Tokyo Overnight Average Rate + 0.02%)	Annual	Nomura Global Financial Products Inc.	09/11/26	JPY	500,000,000	7,984	—	7,984
Receive	Japanese Government 20-Year Treasury Bond	At Termination Date	(1-day Tokyo Overnight Average Rate + 0.02%)	Annual	Nomura Global Financial Products Inc.	09/18/26	JPY	240,000,000	(8,773)	—	(8,773)
									$(14,083)	$—	$(14,083)

(1)	The Portfolio will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Portfolio has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Portfolio has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

At June 30, 2026, the following OTC volatility swaps were outstanding for Voya Global Bond Portfolio:

Pay/ Receive Volatility(1)	Reference Entity	Volatility Strike Rate	Counterparty	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation (Depreciation)
Pay	EUR vs. MXN Spot Exchange Rate	10.200%	Deutsche Bank AG	11/27/26	EUR	2,461,000	$2,071	$2,071
Pay	EUR vs. HUF Spot Exchange Rate	8.200%	Morgan Stanley Capital Services LLC	05/28/27	EUR	4,000	(397)	(397)
Receive	USD vs. INR Spot Exchange Rate	5.300%	Morgan Stanley Capital Services LLC	12/08/26	USD	1,086,000	(465)	(465)
							$1,209	$1,209

At June 30, 2026, the following OTC written credit default swaptions were outstanding for Voya Global Bond Portfolio:

				(Pay)/
				Receive
			Exercise	Fixed	Payment	Expiration	Notional		Premiums	Fair
Description	Counterparty	Reference Entity	Rate	Rate	Frequency	Date	Amount		Received	Value
Put on 5-Year Credit Default Swap	Morgan Stanley Capital Services LLC	CDX North American High Yield, Series 46, Version 2	106.500%	5.000%	Quarterly	08/19/26	USD	750,000	$4,756	$(2,789)
									$4,756	$(2,789)

At June 30, 2026, the following OTC purchased foreign currency options were outstanding for Voya Global Bond Portfolio:

		Expiration	Exercise
Description	Counterparty	Date	Price	Notional Amount		Cost	Fair Value
Call EUR vs. Put GBP	Goldman Sachs International	08/06/26	0.925	EUR	38,000	$4,115	$75
Call USD vs. Put EUR	Nomura Global Financial Products Inc.	09/21/26	1.125	USD	1,044,000	9,412	4,369
						$13,527	$4,444

At June 30, 2026, the following OTC written foreign currency options were outstanding for Voya Global Bond Portfolio:

		Expiration	Exercise			Premiums
Description	Counterparty	Date	Price	Notional Amount		Received	Fair Value
Call EUR vs. Put ZAR	Goldman Sachs International	01/08/27	21.500	EUR	42,000	$12,603	$(3,432)
						$12,603	$(3,432)

At June 30, 2026, the following OTC written interest rate swaptions were outstanding for Voya Global Bond Portfolio:

		Pay/Receive
		Exercise	Exercise	Floating Rate	Expiration	Notional		Premiums
Description	Counterparty	Rate	Rate	Index	Date	Amount		Received	Fair Value
Put on 1-Year Interest Rate Swap(1)	Morgan Stanley Capital Services LLC	Receive	4.500%	1-day Secured Overnight Financing Rate	07/14/26	GBP	5,568,000	$6,911	$(2)
								$6,911	$(2)

At June 30, 2026, the following OTC purchased forward premium swaptions were outstanding for Voya Global Bond Portfolio:

			Pay/ Receive					Premium receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(2)	Rate	Index	Date	Amount		at expiration(3)	(Depreciation)
Call on 10-Year Interest Rate Swap	Deutsche Bank AG	3.820%	Receive	1-day Secured Overnight Financing Rate	02/23/28	USD	513,000	$(18,743)	$(6,163)
Call on 10-Year Interest Rate Swap	Deutsche Bank AG	4.010%	Receive	1-day Secured Overnight Financing Rate	04/29/27	USD	816,000	(21,522)	(3,548)
Call on 10-Year Interest Rate Swap	Deutsche Bank AG	4.020%	Receive	1-day Secured Overnight Financing Rate	04/29/27	USD	816,000	(21,512)	(3,202)
Call on 10-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.411%	Receive	1-day Secured Overnight Financing Rate	05/06/31	EUR	831,600	(42,869)	3,591
Call on 10-Year Interest Rate Swap	Nomura Global Financial Products Inc.	3.605%	Receive	1-day Secured Overnight Financing Rate	02/12/36	USD	2,246,000	(89,840)	2,552
Call on 5-Year Interest Rate Swap	UBS AG	3.780%	Receive	1-day Secured Overnight Financing Rate	03/20/28	USD	1,123,000	(28,075)	(2,839)
Put on 10-Year Interest Rate Swap	Deutsche Bank AG	4.020%	Pay	1-day Secured Overnight Financing Rate	04/29/27	USD	816,000	(21,512)	(2,640)

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Pay/ Receive					Premium receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(2)	Rate	Index	Date	Amount		at expiration(3)	(Depreciation)
Put on 10-Year Interest Rate Swap	Deutsche Bank AG	4.010%	Pay	1-day Secured Overnight Financing Rate	04/29/27	USD	816,000	$(21,522)	$(2,336)
Put on 10-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.411%	Pay	1-day Secured Overnight Financing Rate	05/06/31	EUR	831,600	(42,869)	(6,226)
Put on 30-Year Interest Rate Swap	Barclays Bank PLC	18.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD	3,070,500	(552,690)	24,789
Put on 30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	4.650%	Pay	1-day Secured Overnight Financing Rate	08/30/27	USD	1,126,800	(52,554)	(24,535)
Put on 5-Year Interest Rate Swap	UBS AG	3.780%	Pay	1-day Secured Overnight Financing Rate	03/20/28	USD	1,123,000	(28,075)	(7,524)
								$(941,783)	$(28,081)

At June 30, 2026, the following OTC written forward premium swaptions were outstanding for Voya Global Bond Portfolio:

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(2)	Rate	Index	Date	Amount		at expiration(3)	(Depreciation)
Call on 10-Year Interest Rate Swap	Bank of America N.A.	4.722%	Pay	1-day Secured Overnight Financing Rate	05/27/36	USD	248,000	$20,249	$(1,057)
Call on 10-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.177%	Pay	1-day Secured Overnight Financing Rate	05/08/28	EUR	792,000	26,334	(2,858)
Call on 10-Year Interest Rate Swap	Nomura Global Financial Products Inc.	4.655%	Pay	1-day Secured Overnight Financing Rate	06/12/36	USD	398,000	32,158	(1,081)
Call on 10-Year Interest Rate Swap	The Bank of Montreal	4.700%	Pay	1-day Secured Overnight Financing Rate	05/28/36	USD	544,000	43,982	(2,214)
Call on 1-Year Interest Rate Swap	BNP Paribas	2.500%	Pay	1-day Secured Overnight Financing Rate	02/22/27	USD	11,230,000	14,038	11,430
Call on 1-Year Interest Rate Swap	Deutsche Bank AG	3.415%	Pay	1-day Secured Overnight Financing Rate	02/11/28	USD	2,807,500	12,086	3,563
Call on 1-Year Interest Rate Swap	Deutsche Bank AG	3.160%	Pay	1-day Secured Overnight Financing Rate	09/23/27	USD	5,634,000	26,311	16,608
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.436%	Pay	1-day Secured Overnight Financing Rate	04/10/28	USD	2,040,000	10,251	3,388
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.343%	Pay	1-day Secured Overnight Financing Rate	12/16/27	USD	2,817,000	13,099	(7,647)
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.161%	Pay	1-day Secured Overnight Financing Rate	11/22/27	USD	5,634,000	26,480	(22,019)
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.254%	Pay	1-day Secured Overnight Financing Rate	06/30/27	USD	2,817,000	10,775	(12,349)
Call on 1-Year Interest Rate Swap	Nomura Global Financial Products Inc.	3.123%	Pay	1-day Secured Overnight Financing Rate	10/25/27	USD	5,634,000	26,269	(24,034)
Call on 1-Year Interest Rate Swap	Toronto Dominion Securities	3.697%	Pay	1-day Secured Overnight Financing Rate	02/05/29	USD	7,823,000	41,462	(7,075)
Call on 1-Year Interest Rate Swap	UBS AG	3.444%	Pay	1-day Secured Overnight Financing Rate	04/19/27	USD	4,080,000	13,158	7,606
Call on 30-Year Interest Rate Swap	BNP Paribas	4.135%	Pay	1-day Secured Overnight Financing Rate	02/18/31	USD	281,000	31,753	296
Call on 30-Year Interest Rate Swap	Deutsche Bank AG	3.000%	Pay	1-day Secured Overnight Financing Rate	01/07/30	USD	1,147,000	26,381	(1,939)
Call on 30-Year Interest Rate Swap	Goldman Sachs International	4.130%	Pay	1-day Secured Overnight Financing Rate	02/18/31	USD	281,000	31,978	393
Call on 30-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	4.240%	Pay	1-day Secured Overnight Financing Rate	04/14/31	USD	199,000	22,686	(431)
Call on 30-Year Interest Rate Swap	Nomura Global Financial Products Inc.	4.130%	Pay	1-day Secured Overnight Financing Rate	02/25/31	USD	281,000	31,865	249
Call on 30-Year Interest Rate Swap	Nomura Global Financial Products Inc.	3.000%	Pay	1-day Secured Overnight Financing Rate	01/07/30	USD	574,000	13,202	(970)
Put on 10-Year Interest Rate Swap	Bank of America N.A.	4.722%	Receive	1-day Secured Overnight Financing Rate	05/27/36	USD	248,000	20,249	1,561
Put on 10-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.177%	Receive	1-day Secured Overnight Financing Rate	05/08/28	EUR	792,000	26,334	7,341

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(2)	Rate	Index	Date	Amount		at expiration(3)	(Depreciation)
Put on 10-Year Interest Rate Swap	Nomura Global Financial Products Inc.	4.655%	Receive	1-day Secured Overnight Financing Rate	06/12/36	USD	398,000	$32,158	$1,668
Put on 10-Year Interest Rate Swap	Nomura Global Financial Products Inc.	5.605%	Receive	1-day Secured Overnight Financing Rate	02/12/36	USD	2,246,000	114,546	2,289
Put on 10-Year Interest Rate Swap	The Bank of Montreal	4.700%	Receive	1-day Secured Overnight Financing Rate	05/28/36	USD	544,000	43,982	2,880
Put on 1-Year Interest Rate Swap	Deutsche Bank AG	3.415%	Receive	1-day Secured Overnight Financing Rate	02/11/28	USD	2,807,500	12,086	(7,370)
Put on 1-Year Interest Rate Swap	Deutsche Bank AG	3.160%	Receive	1-day Secured Overnight Financing Rate	09/23/27	USD	5,634,000	26,311	(22,774)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.436%	Receive	1-day Secured Overnight Financing Rate	04/10/28	USD	2,040,000	10,251	(3,833)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.343%	Receive	1-day Secured Overnight Financing Rate	12/16/27	USD	2,817,000	13,099	5,806
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.161%	Receive	1-day Secured Overnight Financing Rate	11/22/27	USD	5,634,000	26,480	15,169
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.600%	Receive	1-day Secured Overnight Financing Rate	08/30/27	USD	20,282,400	57,805	(58,780)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.254%	Receive	1-day Secured Overnight Financing Rate	06/30/27	USD	2,817,000	10,775	6,733
Put on 1-Year Interest Rate Swap	Nomura Global Financial Products Inc.	3.123%	Receive	1-day Secured Overnight Financing Rate	10/25/27	USD	5,634,000	26,269	16,159
Put on 1-Year Interest Rate Swap	The Bank of Montreal	4.500%	Receive	1-day Secured Overnight Financing Rate	06/16/27	USD	7,954,000	13,204	(1,338)
Put on 1-Year Interest Rate Swap	Toronto Dominion Securities	3.697%	Receive	1-day Secured Overnight Financing Rate	02/05/29	USD	7,823,000	41,462	(529)
Put on 1-Year Interest Rate Swap	UBS AG	3.444%	Receive	1-day Secured Overnight Financing Rate	04/19/27	USD	4,080,000	13,158	(14,596)
Put on 1-Year Interest Rate Swap	UBS AG	3.700%	Receive	1-day Secured Overnight Financing Rate	02/10/27	USD	11,230,000	10,893	(44,279)
Put on 30-Year Interest Rate Swap	BNP Paribas	4.135%	Receive	1-day Secured Overnight Financing Rate	02/18/31	USD	281,000	31,753	1,863
Put on 30-Year Interest Rate Swap	Deutsche Bank AG	5.600%	Receive	1-day Secured Overnight Financing Rate	02/24/31	USD	684,000	28,591	540
Put on 30-Year Interest Rate Swap	Goldman Sachs International	4.130%	Receive	1-day Secured Overnight Financing Rate	02/18/31	USD	281,000	31,978	2,159
Put on 30-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	4.240%	Receive	1-day Secured Overnight Financing Rate	04/14/31	USD	199,000	22,686	1,403
Put on 30-Year Interest Rate Swap	Nomura Global Financial Products Inc.	4.130%	Receive	1-day Secured Overnight Financing Rate	02/25/31	USD	281,000	31,865	2,013
								$1,120,452	$(126,056)

s

(1)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
(2)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(3)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations:			Currency Abbreviations:
AUD	—	Australian Dollar	EUR	—	EU Euro
BRL	—	Brazilian Real	GBP	—	British Pound
CAD	—	Canadian Dollar	HKD	—	Hong Kong Sar Dollar
CHF	—	Swiss Franc	HUF	—	Hungarian Forint
CLP	—	Chilean Peso	IDR	—	Indonesian Rupiah
CNH	—	Chinese Renminbi	ILS	—	Israeli New Shekel
CNY	—	Chinese Yuan	JPY	—	Japanese Yen
COP	—	Colombian Peso	KRW	—	South Korean Won
CZK	—	Czech Koruna	MXN	—	Mexican Peso
DKK	—	Danish Krone	MYR	—	Malaysian Ringgit
EGP	—	Egyptian Pound

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Currency Abbreviations:			Currency Abbreviations:
NOK	—	Norwegian Krone	SEK	—	Swedish Krona
NZD	—	New Zealand Dollar	SGD	—	Singapore Dollar
PEN	—	Peruvian Nuevo Sol	THB	—	Thai Baht
PLN	—	Polish Zloty	USD	—	United States Dollar
RON	—	Romanian New Leu	ZAR	—	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$4,444
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	213,477
Interest rate contracts	Unrealized appreciation on forward premium swaptions	142,049
Interest rate contracts	Variation margin receivable on futures contracts**	152,786
Credit contracts	Variation margin receivable on centrally cleared swaps**	209,585
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	577,515
Foreign exchange contracts	Unrealized appreciation on OTC swap agreements	2,071
Interest rate contracts	Unrealized appreciation on OTC swap agreements	8,298
Total Asset Derivatives		$1,310,225
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$58,639
Interest rate contracts	Unrealized depreciation on forward premium swaptions	296,186
Interest rate contracts	Variation margin payable on futures contracts**	41,700
Credit contracts	Variation margin payable on centrally cleared swaps**	128,845
Interest rate contracts	Variation margin payable on centrally cleared swaps**	794,339
Credit contracts	Unrealized depreciation on OTC swap agreements	465
Foreign exchange contracts	Unrealized depreciation on OTC swap agreements	397
Interest rate contracts	Unrealized depreciation on OTC swap agreements	13,294
Equity contracts	Unrealized depreciation on OTC swap agreements	8,773
Credit contracts	Written options, at fair value	2,789
Foreign exchange contracts	Written options, at fair value	3,432
Interest rate contracts	Written options, at fair value	2
Total Liability Derivatives		$1,348,861

*	Includes purchased options.
**	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

		Forward
		foreign
Derivatives not accounted for as hedging		currency			Written
instruments	Investments*	contracts	Futures	Swaps	options	Total
Credit contracts	$(12,464)	$—	$—	$(63,819)	$33,409	$(42,874)
Foreign exchange contracts	1,918	(820,967)	—	(96,056)	9,781	(905,324)
Interest rate contracts	(1,925)	—	(416,834)	(122,080)	59,121	(481,718)
Total	$(12,471)	$(820,967)	$(416,834)	$(281,955)	$102,311	$(1,429,916)

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

		Forward
		foreign
Derivatives not accounted for as hedging		currency			Written
instruments	Investments*	contracts	Futures	Swaps	options	Total
Credit contracts	$—	$—	$—	$80,203	$(1,018)	$79,185
Equity contracts	—	—	—	(8,773)	—	(8,773)
Foreign exchange contracts	(9,083)	39,029	—	7,880	9,179	47,005
Interest rate contracts	(30,085)	—	243,065	352,582	(176,765)	388,797
Total	$(39,168)	$39,029	$243,065	$431,892	$(168,604)	$506,214

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2026:

				Brown		Goldman		JPMorgan	Morgan	Nomura Global
	Bank of	Barclays Bank		Brothers	Deutsche Bank	Sachs	HSBC Bank	Chase Bank	Stanley Capital	Financial
	America N.A.	PLC	BNP Paribas	Harriman & Co.	AG	International	USA N.A.	N.A.	Services LLC	Products Inc.
Assets:
Purchased options	$—	$—	$—	$—	$—	$75	$—	$—	$—	$4,369
Forward foreign currency contracts	6,549	271	—	—	—	17,835	957	11,769	44,005	—
Forward premium swaptions	1,561	24,789	13,589	—	20,711	2,552	—	31,096	12,335	24,930
OTC interest rate swaps	—	—	315	—	—	—	—	—	—	—
OTC total return swaps	—	—	—	—	—	—	—	—	—	7,984
OTC volatility swaps	—	—	—	—	2,071	—	—	—	—	—
Total Assets	$8,110	$25,060	$13,904	$—	$22,782	$20,462	$957	$42,865	$56,340	$37,283
Liabilities:
Forward foreign currency contracts	$—	$3,618	$12,130	$161	$648	$—	$6,016	$—	$35,187	$—
Forward premium swaptions	1,057	—	—	—	49,972	—	—	129,163	9,515	26,085
OTC total return swaps	—	—	—	—	—	—	—	—	—	22,067
OTC volatility swaps	—	—	—	—	—	—	—	—	862	—
Written options	—	—	—	—	—	3,432	—	—	2,791	—
Total Liabilities	$1,057	$3,618	$12,130	$161	$50,620	$3,432	$6,016	$129,163	$48,355	$48,152
Net OTC derivative instruments by counterparty, at fair value	$7,053	$21,442	$1,774	$(161)	$(27,838)	$17,030	$(5,059)	$(86,298)	$7,985	$(10,869)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$7,053	$21,442	$1,774	$(161)	$(27,838)	$17,030	$(5,059)	$(86,298)	$7,985	$(10,869)

		State Street		Toronto
	Standard	Bank and Trust	The Bank of	Dominion		Wells Fargo
	Chartered Bank	Co.	Montreal	Securities	UBS AG	Bank N.A.	Total
Assets:
Purchased options	$—	$—	$—	$—	$—	$—	$4,444
Forward foreign currency contracts	115,304	3,355	—	—	3,368	10,064	213,477
Forward premium swaptions	—	—	2,880	—	7,606	—	142,049
OTC interest rate swaps	—	—	—	—	—	—	315
OTC total return swaps	—	—	—	—	—	—	7,984
OTC volatility swaps	—	—	—	—	—	—	2,071
Total Assets	$115,304	$3,355	$2,880	$—	$10,974	$10,064	$370,340
Liabilities:
Forward foreign currency contracts	$—	$—	$—	$—	$—	$879	$58,639
Forward premium swaptions	—	—	3,552	7,604	69,238	—	296,186
OTC total return swaps	—	—	—	—	—	—	22,067
OTC volatility swaps	—	—	—	—	—	—	862
Written options	—	—	—	—	—	—	6,223
Total Liabilities	$—	$—	$3,552	$7,604	$69,238	$879	$383,977
Net OTC derivative instruments by counterparty, at fair value	$115,304	$3,355	$(672)	$(7,604)	$(58,264)	$9,185	$(13,637)
Total collateral pledged by the Portfolio/(Received from counterparty)	$–	$–	$–	$–	$–	$–	$–
Net Exposure(1)	$115,304	$3,355	$(672)	$(7,604)	$(58,264)	$9,185	$(13,637)

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $87,980,239.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$629,549
Gross Unrealized Depreciation	(5,968,560)
Net Unrealized Depreciation	$(5,339,011)

See Accompanying Notes to Financial Statements

Voya Global Insights Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 98.5%
	Brazil: 1.6%
857,923	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	$4,937,507	0.5
461,670 (1)	NU Holdings Ltd./Cayman Islands - Class A	6,167,911	0.6
38,963	Wheaton Precious Metals Corp.	4,376,324	0.5
		15,481,742	1.6
	China: 3.6%
85,469	Alibaba Group Holding Ltd., ADR	8,203,315	0.9
249,100	Contemporary Amperex Technology Co. Ltd. - Class A	14,480,076	1.5
338,366 (1)	Orbbec, Inc. - Class A	6,558,657	0.7
441,350	Shenzhen Envicool Technology Co. Ltd. - Class A	5,211,082	0.5
		34,453,130	3.6
	Denmark: 0.8%
166,436	Novo Nordisk A/S - Class B	7,993,415	0.8

	Germany: 5.2%
372,694	Infineon Technologies AG	35,108,376	3.7
76,526	Siemens Energy AG	14,588,981	1.5
		49,697,357	5.2
	Italy: 3.6%
393,320	Assicurazioni Generali SpA	19,175,423	2.0
1,359,017	Enel SpA	15,588,399	1.6
		34,763,822	3.6
	Japan: 5.0%
456,200	Hitachi Ltd.	12,625,837	1.3
758,900	JX Advanced Metals Corp.	20,945,094	2.2
444,100	Sojitz Corp.	14,246,718	1.5
		47,817,649	5.0
	South Korea: 4.3%
13,827	Hyundai Motor Co.	4,507,108	0.4
168,610	Samsung Electronics Co. Ltd.	37,414,094	3.9
		41,921,202	4.3
	Switzerland: 1.8%
75,420	Galderma Group AG	17,154,097	1.8

	Taiwan: 4.3%
498,000	Hon Hai Precision Industry Co. Ltd.	3,973,886	0.4
479,000	Taiwan Semiconductor Manufacturing Co. Ltd.	37,788,445	3.9
		41,762,331	4.3
	United Kingdom: 2.6%
3,704,809	Barclays PLC	24,825,990	2.6

	United States: 65.7%
174,746	Acushnet Holdings Corp.	20,712,643	2.2
60,663	Alphabet, Inc. - Class A	21,679,136	2.3
78,012	Apple, Inc.	22,573,552	2.3
72,936 (1)	ARM Holdings PLC, ADR	25,860,918	2.7

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United States (continued)
298,455	AT&T, Inc.	$6,178,019	0.6
412,614	Bank of America Corp.	23,510,746	2.4
208,336	Bank of Hawaii Corp.	16,977,301	1.8
151,247 (1)	BrightSpring Health Services, Inc.	10,547,966	1.1
18,985	Broadcom, Inc.	7,171,584	0.7
208,753	Bunge Global SA	22,280,208	2.3
135,405 (1)(2)	Cava Group, Inc.	10,626,584	1.1
57,003	CH Robinson Worldwide, Inc.	10,735,945	1.1
30,754 (1)	Ciena Corp.	15,086,682	1.6
257,367	Cisco Systems, Inc.	30,230,328	3.1
299,108	Comcast Corp. - Class A	7,343,101	0.8
275,653	Devon Energy Corp.	11,389,982	1.2
454,907	Freeport-McMoRan, Inc.	28,609,101	3.0
51,312	Garmin Ltd.	12,188,652	1.3
39,619	GE Aerospace	14,806,809	1.5
256,693 (1)(2)	Hinge Health, Inc. - Class A	21,305,519	2.2
116,693	ITT, Inc.	23,077,208	2.4
538,220 (1)(2)	Joby Aviation, Inc.	4,800,922	0.5
143,064 (1)	Moderna, Inc.	10,018,772	1.0
80,675 (1)	Natera, Inc.	21,899,229	2.3
74,271	NVIDIA Corp.	14,860,884	1.5
149,240	Prologis, Inc.	20,217,543	2.1
99,780 (1)	Robinhood Markets, Inc. - Class A	10,005,938	1.0
161,095 (1)	Rocket Lab Corp.	16,375,307	1.7
53,266	Rockwell Automation, Inc.	26,370,931	2.7
175,250	Schlumberger NV	8,147,373	0.8
201,623	Shell PLC	7,834,080	0.8
8,473 (1)	Space Exploration Technologies Corp. - Class A	1,447,697	0.2
82,210	Targa Resources Corp.	22,043,789	2.3
27,393 (1)	Tesla, Inc.	11,521,496	1.2
289,290 (1)	Twist Bioscience Corp.	29,762,155	3.1
116,910 (1)	United Airlines Holdings, Inc.	15,898,591	1.7
57,624	Valero Energy Corp.	15,007,595	1.6
61,693	Vertiv Holdings Co. - Class A	20,656,050	2.1
121,804	Walmart, Inc.	13,795,521	1.4
		633,555,857	65.7
	Total Common Stock (Cost $751,234,336)	949,426,592	98.5
	Total Long-Term Investments (Cost $751,234,336)	949,426,592	98.5

See Accompanying Notes to Financial Statements

Voya Global Insights Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 3.8%
	Repurchase Agreements: 1.9%
1,022,114 (3)	Bank of Montreal, Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,022,216, collateralized by various U.S. Government Agency Obligations, 4.000%-6.500%, Market Value plus accrued interest $1,042,556, due 09/20/53-06/20/56)	$1,022,114	0.1
1,076,404 (3)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2026, 3.640%, due 07/01/2026 (Repurchase Amount $1,076,511, collateralized by various U.S. Government Securities, 2.125%-4.125%, Market Value plus accrued interest $1,097,932, due 06/30/27-01/15/35)	1,076,404	0.1
5,387,886 (3)	Jefferies LLC, Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $5,388,425, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $5,495,644, due 12/17/26-05/15/51)	5,387,886	0.6
96,911 (3)	Marex Capital Markets Inc., Repurchase Agreement dated 06/30/2026, 3.710%, due 07/01/2026 (Repurchase Amount $96,921, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.875%-7.000%, Market Value plus accrued interest $98,849, due 04/15/28-06/01/56)	96,911	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
5,178,021 (3)	Mirae Asset Securities (USA), Inc., Repurchase Agreement dated 06/30/2026, 3.710%, due 07/01/2026 (Repurchase Amount $5,178,547, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 6.283%, Market Value plus accrued interest $5,282,126, due 12/11/26-05/20/56)	$5,178,021	0.5
1,458,886 (3)	Nomura Securities International, Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,459,032, collateralized by various U.S. Government/U.S. Government Agency Obligations, 3.000%- 6.500%, Market Value plus accrued interest $1,488,254, due 05/01/31-05/01/56)	1,458,886	0.1
4,384,182 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2026, 3.760%, due 07/01/2026 (Repurchase Amount $4,384,634, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,461,580, due 01/15/28-02/15/56)	4,384,182	0.5
	Total Repurchase Agreements (Cost $18,604,404)	18,604,404	1.9

	Time Deposits: 0.3%
489,313 (3)	Credit Agricole Corporate and Investment Bank, 3.600%, 07/01/2026	489,313	0.0
537,861 (3)	Landesbank Hessen Thueringen Girozentrale, 3.630%, 07/01/2026	537,861	0.1
537,861 (3)	Mizuho Bank Ltd., 3.620%, 07/01/2026	537,861	0.0
537,861 (3)	Royal Bank of Canada, 3.670%, 07/01/2026	537,861	0.1
269,846 (3)	Societe Generale S.A., 3.630%, 07/01/2026	269,846	0.0

See Accompanying Notes to Financial Statements

Voya Global Insights Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
537,861 (3)	Toronto-Dominion Bank, 3.630%, 07/01/2026	$537,861	0.1
	Total Time Deposits (Cost $2,910,603)	2,910,603	0.3

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 1.6%
15,075,242 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.540% (Cost $15,075,242)	$15,075,242	1.6

	Total Short-Term Investments (Cost $36,590,249)	36,590,249	3.8
	Total Investments in Securities (Cost $787,824,585)	$986,016,841	102.3
	Liabilities in Excess of Other Assets	(22,288,524)	(2.3)
	Net Assets	$963,728,317	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2026.

Percentage
Sector Diversification	of Net Assets
Information Technology	24.6%
Industrials	20.1
Health Care	12.3
Financials	10.5
Consumer Discretionary	7.0
Energy	6.7
Materials	5.6
Communication Services	3.8
Consumer Staples	3.7
Real Estate	2.1
Utilities	2.1
Short-Term Investments	3.8
Liabilities in Excess of Other Assets	(2.3)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Global Insights Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Common Stock
Brazil	$15,481,742	$—	$—	$15,481,742
China	8,203,315	26,249,815	—	34,453,130
Denmark	—	7,993,415	—	7,993,415
Germany	—	49,697,357	—	49,697,357
Italy	—	34,763,822	—	34,763,822
Japan	—	47,817,649	—	47,817,649
South Korea	—	41,921,202	—	41,921,202
Switzerland	—	17,154,097	—	17,154,097
Taiwan	—	41,762,331	—	41,762,331
United Kingdom	—	24,825,990	—	24,825,990
United States	625,721,777	7,834,080	—	633,555,857
Total Common Stock	649,406,834	300,019,758	—	949,426,592
Short-Term Investments	15,075,242	21,515,007	—	36,590,249
Total Investments, at fair value	$664,482,076	$321,534,765	$—	$986,016,841

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $791,531,796.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$223,250,836
Gross Unrealized Depreciation	(27,220,617)
Net Unrealized Appreciation	$196,030,219

See Accompanying Notes to Financial Statements

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 98.0%
	Australia: 6.9%
84,729	ANZ Group Holdings Ltd.	$2,067,755	1.2
4,784	Aristocrat Leisure Ltd.	202,733	0.1
15,475	BHP Group Ltd. - Class DI	644,887	0.4
15,837	Brambles Ltd.	213,832	0.1
36,448	Computershare Ltd.	965,248	0.6
205,585	Insurance Australia Group Ltd.	1,149,823	0.7
314,223	Medibank Pvt Ltd.	1,079,594	0.6
1,496	National Australia Bank Ltd.	39,283	0.0
80,636	QBE Insurance Group Ltd.	1,402,671	0.8
71,679	Santos Ltd.	355,590	0.2
439,106	Scentre Group	1,170,475	0.7
41,514	Sonic Healthcare Ltd.	597,416	0.4
266,676	Telstra Group Ltd.	935,196	0.5
95,485	Transurban Group	949,400	0.6
1,489	Westpac Banking Corp.	36,281	0.0
		11,810,184	6.9
	Belgium: 1.0%
5,023	Ageas SA	401,893	0.2
9,265	KBC Group NV	1,265,425	0.8
		1,667,318	1.0
	China: 0.7%
230,000	BOC Hong Kong Holdings Ltd.	1,248,104	0.7

	Denmark: 1.3%
28,473	Danske Bank A/S	1,526,226	0.9
29,107	Tryg A/S	662,563	0.4
		2,188,789	1.3
	Finland: 1.8%
95,275	Nordea Bank Abp - EUR	1,808,019	1.0
124,646	Sampo Oyj - Class A	1,309,021	0.8
		3,117,040	1.8
	France: 9.2%
8,375	Air Liquide SA	1,658,470	1.0
36,010	AXA SA	1,804,435	1.1
18,272	BNP Paribas SA	2,134,037	1.2
30,868	Bureau Veritas SA	945,446	0.6
51,804	Carrefour SA	961,737	0.6
62,675	Credit Agricole SA	1,260,583	0.7
14,921	Danone SA	1,219,613	0.7
62,139	Engie SA	1,955,789	1.1
31,509	Getlink SE	669,768	0.4
123	Hermes International	224,929	0.1
11,986	Klepierre SA	500,936	0.3
2,550	Safran SA	1,004,903	0.6
761	Thales SA	195,577	0.1
16,625	TotalEnergies SE	1,285,532	0.7
		15,821,755	9.2
	Germany: 5.7%
8,121	Allianz SE	3,844,046	2.3
27,396	Deutsche Telekom AG, Reg	746,930	0.4
23,347	Fresenius SE & Co. KGaA	1,066,638	0.6
3,366	Hannover Rueck SE	932,164	0.6

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Germany (continued)
21,550	Mercedes-Benz Group AG	$1,083,933	0.6
1,258	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	702,541	0.4
4,261	SAP SE	656,823	0.4
7,031 (1)	Scout24 SE	581,846	0.3
1,523	Talanx AG	192,635	0.1
		9,807,556	5.7
	Hong Kong: 1.3%
67,000	HKT Trust & HKT Ltd. - Stapled Security	99,679	0.1
150,000	Power Assets Holdings Ltd.	1,093,019	0.6
953,500 (1)	WH Group Ltd.	1,011,011	0.6
		2,203,709	1.3
	Ireland: 1.6%
125,618	AIB Group PLC	1,476,319	0.9
63,929	Bank of Ireland Group PLC	1,273,651	0.7
		2,749,970	1.6
	Israel: 1.1%
38,634	Bank Hapoalim BM	891,111	0.5
41,679	Bank Leumi Le-Israel BM	932,718	0.6
		1,823,829	1.1
	Italy: 6.0%
216,924	Enel SpA	2,488,194	1.4
50,120	Eni SpA	1,175,895	0.7
31,790	FinecoBank Banca Fineco SpA	799,325	0.5
361,513	Intesa Sanpaolo SpA	2,484,774	1.4
107,812	Snam SpA	778,305	0.5
102,268	Terna - Rete Elettrica Nazionale	1,194,186	0.7
14,547	UniCredit SpA	1,303,680	0.8
		10,224,359	6.0
	Japan: 22.0%
4,100 (2)	AGC, Inc.	177,158	0.1
26,700	ANA Holdings, Inc.	488,800	0.3
13,400	Asahi Group Holdings Ltd.	127,389	0.1
102,400	Asahi Kasei Corp.	1,138,902	0.7
94,800	Astellas Pharma, Inc.	1,268,108	0.7
61,500 (2)	Bridgestone Corp.	1,296,765	0.8
48,500	Central Japan Railway Co.	1,035,234	0.6
116,200	Concordia Financial Group Ltd.	1,251,413	0.7
37,700	Daiichi Sankyo Co. Ltd.	606,226	0.4
50,500	Daito Trust Construction Co. Ltd.	964,714	0.6
42,800	Daiwa House Industry Co. Ltd.	1,159,740	0.7
75,400	Denso Corp.	868,156	0.5
39,500	East Japan Railway Co.	825,472	0.5
15,700	Eisai Co. Ltd.	395,770	0.2
94,300	ENEOS Holdings, Inc.	698,043	0.4
1,900	Hoya Corp.	306,473	0.2

See Accompanying Notes to Financial Statements

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
59,300	Japan Exchange Group, Inc.	$750,496	0.4
42,900	Japan Tobacco, Inc.	1,582,989	0.9
78,200	JFE Holdings, Inc.	754,982	0.5
59,000	Kao Corp.	1,169,302	0.7
90,900	KDDI Corp.	1,526,912	0.9
63,900 (2)	Kirin Holdings Co. Ltd.	1,102,032	0.7
21,100	Makita Corp.	758,782	0.5
152,300	Mitsubishi Chemical Group Corp.	1,068,680	0.6
19,000	Mitsui Fudosan Co. Ltd.	176,100	0.1
26,400	MS&AD Insurance Group Holdings, Inc.	684,287	0.4
1,466,100	Nippon Telegraph & Telephone Corp.	1,304,138	0.8
15,900	Nippon Yusen KK	514,276	0.3
53,500	Nitto Denko Corp.	1,052,547	0.6
18,100	Nomura Research Institute Ltd.	507,777	0.3
45,200	Obayashi Corp.	913,426	0.5
38,700	Obic Co. Ltd.	908,863	0.5
19,500	ORIX Corp.	742,785	0.4
53,700 (2)	Otsuka Corp.	919,366	0.5
31,200	Secom Co. Ltd.	1,239,457	0.7
20,300	Shin-Etsu Chemical Co. Ltd.	884,867	0.5
665,100	SoftBank Corp.	849,286	0.5
2,800	Sony Group Corp.	56,347	0.0
22,000	Sumitomo Corp.	211,457	0.1
35,700	Sumitomo Mitsui Financial Group, Inc.	1,399,406	0.8
37,200 (2)	Suntory Beverage & Food Ltd.	1,036,623	0.6
41,700	Takeda Pharmaceutical Co. Ltd.	1,329,173	0.8
34,200	West Japan Railway Co.	572,808	0.3
411,200	Z Holdings Corp.	1,094,434	0.6
		37,719,961	22.0
	Netherlands: 6.2%
33,643	ABN AMRO Bank NV	1,430,894	0.8
15,599	ASR Nederland NV	1,178,046	0.7
4,915 (1)	Euronext NV	786,157	0.5
9,878 (2)	Heineken Holding NV	752,208	0.5
76,524	ING Groep NV	2,414,578	1.4
35,086	Koninklijke Ahold Delhaize NV	1,411,939	0.8
245,675	Koninklijke KPN NV	1,213,330	0.7
15,852	NN Group NV	1,389,722	0.8
		10,576,874	6.2
	New Zealand: 0.6%
64,143	Contact Energy Ltd.	339,680	0.2
34,080	Fisher & Paykel Healthcare Corp. Ltd.	757,068	0.4
		1,096,748	0.6
	Norway: 3.4%
11,549	Aker BP ASA	352,356	0.2
42,798	DNB Bank ASA	1,274,193	0.7
36,762	Equinor ASA	1,159,230	0.7

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Norway (continued)
17,981	Gjensidige Forsikring ASA	$486,722	0.3
1,159	Kongsberg Gruppen ASA	34,927	0.0
71,045	Orkla ASA	746,942	0.4
69,336	Telenor ASA	993,266	0.6
196,368	Var Energi ASA	813,629	0.5
		5,861,265	3.4
	Singapore: 2.5%
12,800	DBS Group Holdings Ltd.	648,126	0.4
107,800	Oversea-Chinese Banking Corp. Ltd.	2,068,756	1.2
51,700	United Overseas Bank Ltd.	1,592,093	0.9
		4,308,975	2.5
	Spain: 3.3%
32,755 (1)	Aena SME SA	998,128	0.6
126,163	CaixaBank SA	1,787,492	1.1
92,484	Iberdrola SA	2,301,880	1.3
16,313	Naturgy Energy Group SA	511,316	0.3
		5,598,816	3.3
	Sweden: 0.8%
630 (1)(3)	Evolution AB	43,246	0.0
38,420	Swedbank AB - Class A	1,435,212	0.8
		1,478,458	0.8
	Switzerland: 5.0%
8,789	ABB Ltd., Reg	956,061	0.6
7,538	Avolta AG, Reg	503,591	0.3
114 (2)	Banque Cantonale Vaudoise	16,690	0.0
1,109	EMS-Chemie Holding AG	950,633	0.6
1,673	Galderma Group AG	380,520	0.2
294	Givaudan SA, Reg	1,243,550	0.7
10,266	Sandoz Group AG	927,574	0.5
3,024	Schindler Holding AG	1,002,446	0.6
9,491	SGS SA	1,100,604	0.7
289	Swisscom AG, Reg	222,913	0.1
1,638	Zurich Insurance Group AG	1,211,519	0.7
		8,516,101	5.0
	United Kingdom: 11.6%
16,826	Admiral Group PLC	794,673	0.5
4,683	AstraZeneca PLC	874,339	0.5
150,033	Aviva PLC	1,293,556	0.8
35,432	BAE Systems PLC	868,321	0.5
57,278	Barclays PLC	383,821	0.2
40,842	British American Tobacco PLC	2,527,431	1.5
132,104	Centrica PLC	299,380	0.2
32,540	GSK PLC	854,272	0.5
92,515	HSBC Holdings PLC	1,749,398	1.0
36,655	Imperial Brands PLC	1,354,731	0.8
13,850	Intertek Group PLC	1,066,149	0.6
16,225	Lloyds Banking Group PLC	23,746	0.0
53,009	M&G PLC	236,492	0.1
4,673	National Grid PLC	77,075	0.1
170,825	NatWest Group PLC	1,507,356	0.9

See Accompanying Notes to Financial Statements

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
61,878	Pearson PLC	$983,328	0.6
21,958	Reckitt Benckiser Group PLC	1,430,207	0.8
62,152	Rolls-Royce Holdings PLC	1,191,435	0.7
27,877	Sage Group PLC	302,440	0.2
16,443	Smith & Nephew PLC	237,638	0.1
26,753	Smiths Group PLC	908,795	0.5
806	Standard Chartered PLC	21,796	0.0
3,907	Tesco PLC	23,817	0.0
52,812	United Utilities Group PLC	916,398	0.5
		19,926,594	11.6
	United States: 6.0%
384,668	BP PLC	2,371,002	1.4
7,934	Nestle SA	813,752	0.5
6,504	Novartis AG, Reg	1,016,526	0.6
1,094	Roche Holding AG	449,728	0.3
13,694	Sanofi	1,170,883	0.7
94,832	Shell PLC	3,684,706	2.1
4,971	Swiss Re AG	790,140	0.4
		10,296,737	6.0
	Total Common Stock (Cost $132,057,940)	168,043,142	98.0

EXCHANGE-TRADED FUNDS: 0.5%
11,636	iShares MSCI EAFE Value ETF	890,736	0.5

	Total Exchange-Traded Funds (Cost $899,335)	890,736	0.5

PREFERRED STOCK: 0.4%
	Germany: 0.4%
7,334	Henkel AG & Co. KGaA	616,785	0.4

	Total Preferred Stock (Cost $571,059)	616,785	0.4
	Total Long-Term Investments (Cost $133,528,334)	169,550,663	98.9

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 1.3%
	Repurchase Agreements: 1.3%
1,000,000 (4)	Bank of Montreal, Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,000,100, collateralized by various U.S. Government Agency Obligations, 4.000%-6.500%, Market Value plus accrued interest $1,020,000, due 09/20/53-06/20/56)	$1,000,000	0.6
218,093 (4)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2026, 3.640%, due 07/01/2026 (Repurchase Amount $218,115, collateralized by various U.S. Government Securities, 2.125%-4.125%, Market Value plus accrued interest $222,455, due 06/30/27-01/15/35)	218,093	0.1
1,000,000 (4)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2026, 3.760%, due 07/01/2026 (Repurchase Amount $1,000,103, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,017,654, due 01/15/28-02/15/56)	1,000,000	0.6
	Total Repurchase Agreements (Cost $2,218,093)	2,218,093	1.3

	Total Short-Term Investments (Cost $2,218,093)	2,218,093	1.3
	Total Investments in Securities (Cost $135,746,427)	$171,768,756	100.2
	Liabilities in Excess of Other Assets	(302,792)	(0.2)
	Net Assets	$171,465,964	100.0

See Accompanying Notes to Financial Statements

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Non-income producing security.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Percentage
Sector Diversification	of Net Assets
Financials	37.0%
Industrials	11.5
Consumer Staples	10.5
Health Care	7.1
Utilities	7.0
Energy	6.9
Communication Services	5.6
Materials	5.5
Consumer Discretionary	3.1
Real Estate	2.3
Information Technology	1.9
Exchange-Traded Funds	0.5
Short-Term Investments	1.3
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$11,810,184	$—	$11,810,184
Belgium	—	1,667,318	—	1,667,318
China	—	1,248,104	—	1,248,104
Denmark	—	2,188,789	—	2,188,789
Finland	—	3,117,040	—	3,117,040
France	—	15,821,755	—	15,821,755
Germany	—	9,807,556	—	9,807,556
Hong Kong	—	2,203,709	—	2,203,709
Ireland	—	2,749,970	—	2,749,970
Israel	—	1,823,829	—	1,823,829
Italy	—	10,224,359	—	10,224,359
Japan	—	37,719,961	—	37,719,961
Netherlands	1,411,939	9,164,935	—	10,576,874
New Zealand	—	1,096,748	—	1,096,748
Norway	1,028,193	4,833,072	—	5,861,265
Singapore	—	4,308,975	—	4,308,975
Spain	—	5,598,816	—	5,598,816
Sweden	—	1,478,458	—	1,478,458
Switzerland	—	8,516,101	—	8,516,101
United Kingdom	299,380	19,627,214	—	19,926,594
United States	—	10,296,737	—	10,296,737
Total Common Stock	2,739,512	165,303,630	—	168,043,142
Exchange-Traded Funds	890,736	—	—	890,736
Preferred Stock	—	616,785	—	616,785
Short-Term Investments	—	2,218,093	—	2,218,093
Total Investments, at fair value	$3,630,248	$168,138,508	$—	$171,768,756

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $137,009,702.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$38,461,263
Gross Unrealized Depreciation	(3,615,978)
Net Unrealized Appreciation	$34,845,285

See Accompanying Notes to Financial Statements

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 97.7%
	Communication Services: 1.3%
22,931 (1)	Criteo SA, ADR	$419,179	0.1
123,929	Entravision Communications Corp. - Class A	1,616,034	0.6
10,159 (1)	Liftoff Mobile, Inc.	244,019	0.1
26,559 (1)	NIQ Global Intelligence PLC	248,327	0.1
10,758 (2)	Publicis Groupe SA	1,063,133	0.4
9,914 (2)	Townsquare Media, Inc. - Class A	70,092	0.0
		3,660,784	1.3
	Consumer Discretionary: 6.3%
11,038	A-Mark Precious Metals, Inc.	459,291	0.2
58,219	Bath & Body Works, Inc.	1,346,605	0.5
20,631 (1)(2)	Birkenstock Holding PLC	887,752	0.3
14,190	BorgWarner, Inc.	942,216	0.3
7,945	Brunswick Corp.	669,287	0.2
25,081	Cie Generale des Etablissements Michelin SCA	968,883	0.4
11,710	Garrett Motion, Inc.	424,253	0.2
41,386 (2)	Gentex Corp.	1,045,824	0.4
84,869 (1)	KinderCare Learning Cos., Inc.	360,693	0.1
6,482	Kontoor Brands, Inc.	540,210	0.2
1,143 (1)	M/I Homes, Inc.	183,783	0.1
25,648 (1)	MarineMax, Inc.	939,230	0.3
65,801 (1)(2)	McGraw Hill, Inc.	623,136	0.2
5,915 (1)	Mohawk Industries, Inc.	717,667	0.3
30,956 (1)(2)	OneWater Marine, Inc. - Class A	348,874	0.1
5,126	Pool Corp.	1,101,577	0.4
15,931	PulteGroup, Inc.	2,185,893	0.8
9,448 (1)	Skyline Champion Corp.	832,558	0.3
18,374	Sodexo SA	1,062,763	0.4
6,038	Tractor Supply Co.	190,861	0.1
13,711	Visteon Corp.	1,360,268	0.5
		17,191,624	6.3
	Consumer Staples: 5.4%
7,775	Colgate-Palmolive Co.	712,812	0.3
66,770 (2)	Edgewell Personal Care Co.	1,793,442	0.7
7,020	Estee Lauder Cos., Inc. - Class A	554,229	0.2
16,903	Heineken NV	1,419,215	0.5
18,726	Kenvue, Inc.	357,854	0.1
38,452	Kimberly-Clark Corp.	4,220,876	1.6
42,393	Koninklijke Ahold Delhaize NV	1,705,989	0.6
12,127	Mondelez International, Inc. - Class A	701,425	0.3
10,393	Spectrum Brands Holdings, Inc.	891,200	0.3

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
6,862	Target Corp.	$896,246	0.3
9,172	Turning Point Brands, Inc.	777,877	0.3
28,844 (1)(2)	Yesway, Inc. - Class A	585,533	0.2
		14,616,698	5.4
	Energy: 7.9%
51,146	Baker Hughes Co.	2,838,603	1.1
6,318	Cactus, Inc. - Class A	323,671	0.1
7,964	Chord Energy Corp.	910,285	0.3
117,316 (2)	Crescent Energy Co. - Class A	1,152,043	0.4
18,955	Devon Energy Corp.	783,221	0.3
14,213	Diamondback Energy, Inc.	2,498,361	0.9
80,518 (3)	Enterprise Products Partners L.P.	2,959,842	1.1
25,723	EQT Corp.	1,367,692	0.5
33,357	Flowco Holdings, Inc. - Class A	711,838	0.3
21,191 (1)(2)	HMH Holding, Inc. - Class A	397,119	0.1
30,812 (1)(2)	Infinity Natural Resources, Inc. - Class A	391,313	0.1
1,926	Liberty Energy, Inc.	50,442	0.0
39,906 (2)	Mach Natural Resources L.P.	504,412	0.2
49,503	Magnolia Oil & Gas Corp. - Class A	1,266,287	0.5
60,628	Northern Oil and Gas, Inc.	1,100,398	0.4
55,057	Permian Resources Corp. - Class A	1,013,599	0.4
5,960	Phillips 66	1,007,538	0.4
38,547	Schlumberger NV	1,792,050	0.7
20,468 (2)	TXO Partners L.P.	255,850	0.1
		21,324,564	7.9
	Financials: 21.6%
56,998 (1)(2)	Accelerant Holdings - Class A	668,017	0.3
10,337	Allstate Corp.	2,459,586	0.9
3,754	Ameriprise Financial, Inc.	1,722,185	0.6
1,355	Ameris Bancorp	122,302	0.0
23,714	Atlantic Union Bankshares Corp.	1,003,339	0.4
14,815	Axis Capital Holdings Ltd.	1,591,724	0.6
9,017 (1)	Axos Financial, Inc.	878,166	0.3
12,146 (1)	Bancorp, Inc.	760,825	0.3
9,038 (1)	Bowhead Specialty Holdings, Inc.	270,507	0.1
10,517	Central BanCo, Inc.	319,506	0.1
51,086	Columbia Banking System, Inc.	1,637,306	0.6
65,519	Commerce Bancshares, Inc.	3,783,722	1.4

See Accompanying Notes to Financial Statements

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
60,400 (1)	Compass Diversified Holdings	$643,864	0.2
22,166 (1)	Euronet Worldwide, Inc.	1,622,330	0.6
71,917	EVERTEC, Inc.	1,997,854	0.7
44,653	First Hawaiian, Inc.	1,308,333	0.5
8,693 (1)(2)	Forbright, Inc. - Class A	158,995	0.1
12,631	Hamilton Insurance Group Ltd. - Class B	428,696	0.2
1,636	Hanover Insurance Group, Inc.	350,300	0.1
63,007	Home BancShares, Inc.	1,798,850	0.7
14,716	International Bancshares Corp.	1,117,680	0.4
20,164	Marex Group PLC	1,228,996	0.5
16,491	Marsh & McLennan Cos., Inc.	2,748,555	1.0
4,588	Nicolet Bankshares, Inc.	758,809	0.3
2,521	Northeast Bank	334,108	0.1
15,798	Northern Trust Corp.	2,746,324	1.0
4,650 (1)	Ocwen Financial Corp.	184,838	0.1
78,272	Old National Bancorp	2,027,245	0.8
6,748	Pathward Financial, Inc.	587,481	0.2
2,563	PennyMac Financial Services, Inc.	223,237	0.1
37,033	Prosperity Bancshares, Inc.	2,704,520	1.0
7,628	Raymond James Financial, Inc.	1,159,685	0.4
11,851	Reinsurance Group of America, Inc.	2,520,115	0.9
86,167 (1)	Repay Holdings Corp.	361,901	0.1
10,388	Selective Insurance Group, Inc.	1,007,740	0.4
9,809 (1)	SiriusPoint Ltd.	235,416	0.1
28,567 (1)	Slide Insurance Holdings, Inc.	553,343	0.2
22,965	Southstate Bank Corp.	2,294,204	0.8
5,449 (1)	StoneX Group, Inc.	645,706	0.2
12,146	T. Rowe Price Group, Inc.	1,380,879	0.5
45,062	Truist Financial Corp.	2,244,989	0.8
12,556	UMB Financial Corp.	1,792,495	0.7
37,180	US Bancorp	2,245,672	0.8
19,524	Westamerica BanCorp	1,145,473	0.4
11,059	Willis Towers Watson PLC	2,890,491	1.1
		58,666,309	21.6
	Health Care: 11.6%
8,223 (1)	Addus HomeCare Corp.	826,165	0.3
20,059	Becton Dickinson and Co.	3,035,528	1.1
6,496	Cencora, Inc.	1,838,238	0.7
72,991 (1)	Enovis Corp.	1,510,914	0.6

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
52,070 (1)	Envista Holdings Corp.	$1,372,044	0.5
35,560	GE HealthCare Technologies, Inc.	2,276,196	0.8
44,518 (1)	Henry Schein, Inc.	3,718,143	1.4
2,175	Humana, Inc.	863,953	0.3
10,481 (1)	IQVIA Holdings, Inc.	2,025,139	0.7
12,316	Labcorp Holdings, Inc.	3,448,480	1.3
23,537	Medtronic PLC	1,841,299	0.7
28,517 (1)	Pediatrix Medical Group, Inc.	722,336	0.3
8,489	Quest Diagnostics, Inc.	1,799,244	0.7
11,194	Universal Health Services, Inc. - Class B	1,664,436	0.6
1,842 (1)	Waters Corp.	690,824	0.2
43,884	Zimmer Biomet Holdings, Inc.	3,777,974	1.4
		31,410,913	11.6
	Industrials: 15.6%
28,340	A.O. Smith Corp.	1,777,485	0.7
8,696	Albany International Corp. - Class A	647,852	0.2
4,589	ArcBest Corp.	658,705	0.2
2,032 (1)	Blue Bird Corp.	160,447	0.1
16,296	Brink's Co.	1,539,809	0.6
80,013	Bunzl PLC	2,792,366	1.0
16,122	Canadian Pacific Kansas City Ltd.	1,397,752	0.5
10,441 (1)(2)	Cardinal Infrastructure Group, Inc. - Class A	983,542	0.4
30,774	CSX Corp.	1,462,688	0.5
1,377	Cummins, Inc.	982,090	0.4
9,000	Daikin Industries Ltd.	1,372,849	0.5
95,175 (1)	DIRTT Environmental Solutions	51,870	0.0
3,098 (1)	DPC Holdings Ltd.	151,988	0.1
53,677 (1)(2)	EquipmentShare.com, Inc. - Class A	1,055,290	0.4
17,241	Fortive Corp.	1,053,253	0.4
50,715 (1)	Gates Industrial Corp. PLC	1,418,499	0.5
2,517	Hammond Power Solutions, Inc.	616,201	0.2
120,761 (1)	Hillman Solutions Corp.	1,019,223	0.4
11,561	Hub Group, Inc. - Class A	506,256	0.2
2,870	IDEX Corp.	651,347	0.2
15,095	Korn Ferry	1,005,025	0.4
6,595	L3Harris Technologies, Inc.	1,916,441	0.7
5,418	Loomis AB	265,598	0.1
14,318	Masco Corp.	1,165,056	0.4
16,512	MSC Industrial Direct Co., Inc. - Class A	1,964,102	0.7
4,295	Norfolk Southern Corp.	1,351,164	0.5
7,344	Oshkosh Corp.	1,127,157	0.4
11,454	Owens Corning	1,820,728	0.7
5,534	PACCAR, Inc.	664,744	0.2
3,131	Republic Services, Inc.	667,153	0.3

See Accompanying Notes to Financial Statements

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
5,539 (1)	Resideo Technologies, Inc.	$172,263	0.1
2,174	Science Applications International Corp.	240,031	0.1
46,906	Sensata Technologies Holding PLC	2,239,292	0.8
29,378	Southwest Airlines Co.	1,510,617	0.6
13,419	Stanley Black & Decker, Inc.	1,262,996	0.5
12,453	Sunbelt Rentals Holdings, Inc.	908,429	0.3
17,830	Tecnoglass, Inc.	834,622	0.3
11,685	Textron, Inc.	1,071,865	0.4
4,390	Timken Co.	637,955	0.2
6,798	Toro Co.	662,261	0.2
12,795	TriNet Group, Inc.	633,225	0.2
		42,420,236	15.6
	Information Technology: 9.3%
11,497 (1)	Akamai Technologies, Inc.	1,359,060	0.5
26,104	Amdocs Ltd.	1,319,296	0.5
4,946	Amkor Technology, Inc.	426,494	0.1
3,282 (1)	Arrow Electronics, Inc.	700,412	0.3
4,297 (1)	Axcelis Technologies, Inc.	814,067	0.3
10,219	CDW Corp.	1,437,200	0.5
26,208	Cognizant Technology Solutions Corp. - Class A	1,015,036	0.4
3,794 (1)	F5, Inc.	1,578,152	0.6
20,487	Hewlett Packard Enterprise Co.	924,168	0.3
52,126	HP, Inc.	1,143,644	0.4
14,120	Infineon Technologies AG	1,330,127	0.5
48,858	Ingram Micro Holding Corp.	1,340,175	0.5
7,672	Kulicke & Soffa Industries, Inc.	1,026,207	0.4
4,701	NXP Semiconductors NV	1,321,122	0.5
27,129 (2)	Opera Ltd., ADR	537,968	0.2
12,200 (1)	Penguin Solutions, Inc.	927,322	0.3
10,254 (1)	Progress Software Corp.	344,329	0.1
21,798	Ralliant Corp.	1,604,987	0.6
3,184	Roper Technologies, Inc.	1,077,434	0.4
5,642	TE Connectivity PLC	1,137,484	0.4
2,029	Teradyne, Inc.	981,711	0.4
9,828 (1)	Trimble, Inc.	502,997	0.2
9,335 (2)	Vishay Intertechnology, Inc.	502,036	0.2
62,786	Vontier Corp.	1,820,794	0.7
		25,172,222	9.3
	Materials: 4.7%
29,130	Amrize Ltd.	1,552,629	0.6
11,536	Ashland, Inc.	760,107	0.3

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Materials: (continued)
7,139	CF Industries Holdings, Inc.	$772,868	0.3
82,476	Graphic Packaging Holding Co.	871,771	0.3
17,160 (1)	Ingevity Corp.	1,281,337	0.5
6,714	Minerals Technologies, Inc.	496,635	0.2
12,965	Packaging Corp. of America	3,089,300	1.1
10,851	PPG Industries, Inc.	1,316,118	0.5
3,949	Reliance Steel & Aluminum Co.	1,475,347	0.5
27,896 (1)	Suncrete, Inc. - Class A	628,497	0.2
25,264	Titan America SA	471,426	0.2
		12,716,035	4.7
	Real Estate: 7.2%
11,021 (2)	Agree Realty Corp.	834,731	0.3
9,019	American Tower Corp.	1,475,238	0.5
52,582 (2)	Americold Realty Trust, Inc.	826,589	0.3
17,614	CareTrust REIT, Inc.	710,725	0.3
12,027	EPR Properties	697,686	0.3
37,412	Equity Residential	2,541,397	0.9
1,890	Essex Property Trust, Inc.	551,105	0.2
65,548	Healthpeak Properties, Inc.	1,402,727	0.5
9,503	Iron Mountain, Inc.	1,200,324	0.4
19,521	LTC Properties, Inc.	750,582	0.3
2,930	Public Storage	932,648	0.3
42,559	Realty Income Corp.	2,636,956	1.0
8,948	Regency Centers Corp.	713,514	0.3
8,776	Ryman Hospitality Properties, Inc.	1,128,155	0.4
15,096	Terreno Realty Corp.	977,768	0.4
15,048 (2)	Ventas, Inc.	1,336,262	0.5
25,492	VICI Properties, Inc.	676,813	0.3
		19,393,220	7.2
	Utilities: 6.8%
17,821	Duke Energy Corp.	2,255,782	0.8
35,880	Evergy, Inc.	3,101,108	1.1
8,809	Eversource Energy	636,626	0.2
20,748	NorthWestern Corp.	1,485,972	0.6
34,171	ONE Gas, Inc.	2,633,559	1.0
6,205	Pinnacle West Capital Corp.	663,935	0.2
40,779	PPL Corp.	1,482,317	0.6
20,108	Spire, Inc.	1,570,234	0.6
12,773	WEC Energy Group, Inc.	1,491,503	0.6
38,177	Xcel Energy, Inc.	3,065,613	1.1
		18,386,649	6.8
	Total Common Stock (Cost $240,887,214)	264,959,254	97.7

See Accompanying Notes to Financial Statements

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
PREFERRED STOCK: 0.3%
	Consumer Staples: 0.3%
10,352	Henkel AG & Co. KGaA	$870,597	0.3
	Total Preferred Stock
	(Cost $817,346)	870,597	0.3
	Total Long-Term Investments
	(Cost $241,704,560)	265,829,851	98.0

			Percentage
Principal			of Net
Amount†RA		Value	Assets
SHORT-TERM INVESTMENTS: 6.0%
	Repurchase Agreements: 3.3%
1,540,786 (4)	Citigroup Global Markets Inc., Repurchase Agreement dated 06/30/2026, 3.640%, due 07/01/2026 (Repurchase Amount $1,540,940, collateralized by a U.S. Government Security, 4.125%, Market Value plus accrued interest $1,571,602, due 03/31/29)	1,540,786	0.6
1,539,971 (4)	HSBC Securities (USA) Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,540,125, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.270%-7.000%, Market Value plus accrued interest $1,570,770, due 08/15/28-07/01/56)	1,539,971	0.6
2,039,966 (4)	Jefferies LLC, Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $2,040,170, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $2,080,765, due 12/17/26-05/15/51)	2,039,966	0.7

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,414,213 (4)	Nomura Securities International, Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,414,354, collateralized by various U.S. Government/U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,442,682, due 05/01/31-05/01/56)	$1,414,213	0.5
2,522,757 (4)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2026, 3.760%, due 07/01/2026 (Repurchase Amount $2,523,017, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,567,294, due 01/15/28-02/15/56)	2,522,757	0.9
	Total Repurchase Agreements (Cost $9,057,693)	9,057,693	3.3
	Time Deposits: 0.7%
274,468 (4)	Credit Agricole Corporate and Investment Bank, 3.600%, 07/01/2026	274,468	0.1
274,468 (4)	DZ Bank AG, 3.610%, 07/01/2026	274,468	0.1
274,468 (4)	Landesbank Hessen Thueringen Girozentrale, 3.630%, 07/01/2026	274,468	0.1
274,468 (4)	Mizuho Bank Ltd., 3.620%, 07/01/2026	274,468	0.1
274,468 (4)	Royal Bank of Canada, 3.670%, 07/01/2026	274,468	0.1
274,468 (4)	Societe Generale S.A., 3.630%, 07/01/2026	274,468	0.1
274,468 (4)	Toronto-Dominion Bank, 3.630%, 07/01/2026	274,468	0.1
	Total Time Deposits (Cost $1,921,276)	1,921,276	0.7

See Accompanying Notes to Financial Statements

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 2.0%
5,336,778 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.540% (Cost $5,336,778)	$5,336,778	2.0

	Total Short-Term Investments (Cost $16,315,747)	$16,315,747	6.0
	Total Investments in Securities (Cost $258,020,307)	$282,145,598	104.0
	Liabilities in Excess of Other Assets	(10,967,950)	(4.0)
	Net Assets	$271,177,648	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Security is a Master Limited Partnership.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of June 30, 2026.

See Accompanying Notes to Financial Statements

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Common Stock
Communication Services	$2,597,651	$1,063,133	$—	$3,660,784
Consumer Discretionary	15,159,978	2,031,646	—	17,191,624
Consumer Staples	13,197,483	1,419,215	—	14,616,698
Energy	21,324,564	—	—	21,324,564
Financials	58,666,309	—	—	58,666,309
Health Care	31,410,913	—	—	31,410,913
Industrials	37,080,994	5,339,242	—	42,420,236
Information Technology	23,842,095	1,330,127	—	25,172,222
Materials	12,716,035	—	—	12,716,035
Real Estate	19,393,220	—	—	19,393,220
Utilities	18,386,649	—	—	18,386,649
Total Common Stock	253,775,891	11,183,363	—	264,959,254
Preferred Stock	—	870,597	—	870,597
Short-Term Investments	5,336,778	10,978,969	—	16,315,747
Total Investments, at fair value	$259,112,669	$23,032,929	$—	$282,145,598
Other Financial Instruments+
Forward Foreign Currency Contracts	—	25,999	—	25,999
Total Assets	$259,112,669	$23,058,928	$—	$282,171,597
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(2,022)	$—	$(2,022)
Total Liabilities	$—	$(2,022)	$—	$(2,022)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2026, the following forward foreign currency contracts were outstanding for VY® American Century Small-Mid Cap Value Portfolio:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	1,132,428	JPY	181,152,000	Bank of America N.A.	09/25/26	$10,460
USD	1,769,525	EUR	1,540,953	Bank of America N.A.	09/25/26	2,445
USD	37,015	JPY	5,967,000	Bank of America N.A.	09/25/26	59
USD	27,123	CAD	38,320	Bank of America N.A.	09/25/26	(1)
USD	13,265	CAD	18,742	Bank of America N.A.	09/25/26	(1)
USD	25,666	CAD	36,285	Bank of America N.A.	09/25/26	(18)
USD	57,910	CAD	81,949	Bank of America N.A.	09/25/26	(96)
USD	1,589,170	GBP	1,198,782	Bank of America N.A.	09/25/26	(969)
USD	230,646	SEK	2,195,908	Citibank N.A.	09/25/26	3,079
USD	1,770,137	EUR	1,540,953	Citibank N.A.	09/25/26	3,057
SEK	56,418	USD	5,832	Citibank N.A.	09/25/26	14
USD	8,452	SEK	81,686	Citibank N.A.	09/25/26	(13)
USD	522,164	CAD	736,578	Goldman Sachs & Co.	09/25/26	790
USD	265,675	CAD	374,767	Goldman Sachs & Co.	09/25/26	402
CAD	53,165	USD	37,512	Goldman Sachs & Co.	09/25/26	120
CAD	47,560	USD	33,632	Goldman Sachs & Co.	09/25/26	33

See Accompanying Notes to Financial Statements

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	14,377	CAD	20,346	Goldman Sachs & Co.	09/25/26	$(25)
USD	79,008	CAD	111,727	Goldman Sachs & Co.	09/25/26	(77)
USD	522,187	CAD	736,578	JPMorgan Chase Bank N.A.	09/25/26	812
USD	265,687	CAD	374,767	JPMorgan Chase Bank N.A.	09/25/26	413
USD	1,589,317	GBP	1,198,782	JPMorgan Chase Bank N.A.	09/25/26	(822)
USD	1,769,164	EUR	1,540,953	Morgan Stanley	09/25/26	2,083
USD	1,769,313	EUR	1,540,953	UBS AG	09/25/26	2,232
						$23,977

Currency Abbreviations:

CAD	—	Canadian Dollar
EUR	—	EU Euro
GBP	—	British Pound
JPY	—	Japanese Yen
SEK	—	Swedish Krona
USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$25,999
Total Asset Derivatives		$25,999

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$2,022
Total Liability Derivatives		$2,022

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Forward
foreign
currency
Derivatives not accounted for as hedging instruments	contracts
Foreign exchange contracts	$413,690
Total	$413,690

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Forward
foreign
currency
Derivatives not accounted for as hedging instruments	contracts
Foreign exchange contracts	$50,840
Total	$50,840

See Accompanying Notes to Financial Statements

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2026:

				JPMorgan
	Bank of		Goldman	Chase Bank
	America N.A.	Citibank N.A.	Sachs & Co.	N.A.	Morgan Stanley	UBS AG	Total
Assets:
Forward foreign currency contracts	$12,964	$6,150	$1,345	$1,225	$2,083	$2,232	$25,999
Total Assets	$12,964	$6,150	$1,345	$1,225	$2,083	$2,232	$25,999
Liabilities:
Forward foreign currency contracts	$1,085	$13	$102	$822	$—	$—	$2,022
Total Liabilities	$1,085	$13	$102	$822	$—	$—	$2,022
Net OTC derivative instruments by
counterparty, at fair value	$11,879	$6,137	$1,243	$403	$2,083	$2,232	$23,977
Total collateral pledged by the
Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$–
Net Exposure(1)	$11,879	$6,137	$1,243	$403	$2,083	$2,232	$23,977

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $260,890,563.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$37,266,006
Gross Unrealized Depreciation	(15,965,309)
Net Unrealized Appreciation	$21,300,697

See Accompanying Notes to Financial Statements

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 93.4%
	Consumer Discretionary: 14.1%
39,392 (1)	Bright Horizons Family Solutions, Inc.	$2,792,105	1.3
86,568	Choice Hotels International, Inc.	9,545,853	4.5
118,026	Red Rock Resorts, Inc. - Class A	7,678,772	3.7
71,043	Vail Resorts, Inc.	9,672,504	4.6
		29,689,234	14.1
	Financials: 28.7%
109,950 (1)	Arch Capital Group Ltd.	10,671,747	5.0
28,313	FactSet Research Systems, Inc.	6,514,255	3.1
23,079	Houlihan Lokey, Inc.	3,095,586	1.4
27,577	Kinsale Capital Group, Inc.	9,095,170	4.3
78,537 (1)	Lincoln International, Inc.	1,874,678	0.9
3,766	Morningstar, Inc.	587,571	0.3
34,667	MSCI, Inc.	19,414,907	9.2
33,298	Primerica, Inc.	9,463,292	4.5
		60,717,206	28.7
	Health Care: 15.8%
27,334 (1)	Billiontoone, Inc. - Class A	3,279,533	1.5
69,300 (1)	HeartFlow, Inc.	2,033,262	1.0
22,030 (1)	IDEXX Laboratories, Inc.	11,597,473	5.5
3,771 (1)	Mettler-Toledo International, Inc.	4,817,490	2.3
30,000 (1)	RadNet, Inc.	1,850,100	0.9
13,000 (1)	Repligen Corp.	1,773,720	0.8
9,904 (1)	VeraDermics, Inc.	1,217,598	0.6
18,736	West Pharmaceutical Services, Inc.	6,726,224	3.2
		33,295,400	15.8
	Industrials: 15.1%
108,752 (1)	Applied Aerospace & Defense, Inc.	2,477,371	1.2
35,825 (1)	Casella Waste Systems, Inc. - Class A	3,473,950	1.6
14,635	EnPro Industries, Inc.	5,516,371	2.6
88,324 (1)	Forgent Power Solutions, Inc. - Class A	4,933,779	2.3
72,733 (1)	Karman Holdings, Inc.	3,630,831	1.7
51,768 (1)	Loar Holdings, Inc.	4,173,018	2.0
28,681 (1)	SiteOne Landscape Supply, Inc.	3,281,393	1.6
48,475 (1)	Transcat, Inc.	4,497,026	2.1
		31,983,739	15.1
	Information Technology: 16.2%
39,826 (1)	Agilysys, Inc.	4,161,817	2.0
61,011 (1)	Gartner, Inc.	7,908,246	3.7
89,394 (1)	Guidewire Software, Inc.	10,999,932	5.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
14,828 (1)	JFrog Ltd.	$1,347,569	0.6
136,998 (1)	Mirion Technologies, Inc.	2,456,374	1.2
19,552 (1)	Novanta, Inc.	3,172,116	1.5
50,497 (1)	Procore Technologies, Inc.	2,051,188	1.0
31,046 (1)	ServiceTitan, Inc. - Class A	2,195,263	1.0
		34,292,505	16.2
	Real Estate: 3.5%
257,011 (1)	CoStar Group, Inc.	7,278,552	3.5
	Total Common Stock (Cost $73,558,159)	197,256,636	93.4

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: 6.5%
	Mutual Funds: 6.5%
13,743,482 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.540% (Cost $13,743,482)	$13,743,482	6.5
	Total Short-Term Investments (Cost $13,743,482)	13,743,482	6.5
	Total Investments in Securities (Cost $87,301,641)	$211,000,118	99.9
	Assets in Excess of Other Liabilities	297,732	0.1
	Net Assets	$211,297,850	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of June 30, 2026.

See Accompanying Notes to Financial Statements

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Common Stock*	$197,256,636	$—	$—	$197,256,636
Short-Term Investments	13,743,482	—	—	13,743,482
Total Investments, at fair value	$211,000,118	$—	$—	$211,000,118

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $87,387,491.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$125,659,958
Gross Unrealized Depreciation	(2,047,329)
Net Unrealized Appreciation	$123,612,629

See Accompanying Notes to Financial Statements

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 99.6%
	Communication Services: 11.6%
7,090	Alphabet, Inc. - Class A	$2,533,753	3.4
5,823	Alphabet, Inc. - Class C	2,057,440	2.7
3,134	Meta Platforms, Inc. - Class A	1,765,351	2.4
8,412 (1)	Netflix, Inc.	600,617	0.8
1,407 (1)	Space Exploration Technologies Corp. - Class A	240,400	0.3
2,815 (1)	Take-Two Interactive Software, Inc.	703,694	0.9
8,869	Walt Disney Co.	853,641	1.1
		8,754,896	11.6
	Consumer Discretionary: 9.9%
15,092 (1)	Amazon.com, Inc.	3,597,027	4.8
3,121 (1)	DoorDash, Inc. - Class A	575,918	0.8
10,550	eBay, Inc.	1,178,963	1.6
3,664	PulteGroup, Inc.	502,737	0.7
6,352	Starbucks Corp.	649,111	0.8
2,190	Tapestry, Inc.	320,572	0.4
1,491 (1)	Tesla, Inc.	627,115	0.8
		7,451,443	9.9
	Consumer Staples: 1.2%
836	PepsiCo, Inc.	113,194	0.1
7,010	Walmart, Inc.	793,953	1.1
		907,147	1.2
	Energy: 2.5%
5,541	Chevron Corp.	918,476	1.2
5,066	ConocoPhillips	526,661	0.7
3,446	EOG Resources, Inc.	447,050	0.6
		1,892,187	2.5
	Financials: 12.7%
1,174	Aon PLC - Class A	389,404	0.5
18,520	Bank of America Corp.	1,055,270	1.4
2,899 (1)	Berkshire Hathaway, Inc. - Class B	1,450,631	1.9
8,907 (1)	Block, Inc.	676,932	0.9
10,463	Charles Schwab Corp.	965,421	1.3
2,562	JPMorgan Chase & Co.	838,620	1.1
1,494	Mastercard, Inc. - Class A	767,318	1.0
5,585	Morgan Stanley	1,167,488	1.5
1,358	S&P Global, Inc.	553,059	0.7
3,946	Visa, Inc. - Class A	1,353,833	1.8
5,056	Wells Fargo & Co.	417,828	0.6
		9,635,804	12.7
	Health Care: 10.0%
3,008	AbbVie, Inc.	756,933	1.0
1,707	Cigna Group	470,586	0.6
3,016	Danaher Corp.	574,488	0.8
2,473 (1)	Dexcom, Inc.	166,557	0.2
1,580	Eli Lilly & Co.	1,895,099	2.5
2,809 (1)	Insmed, Inc.	299,496	0.4

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
718 (1)	Intuitive Surgical, Inc.	$285,534	0.4
907 (1)	IQVIA Holdings, Inc.	175,251	0.2
1,582	Stryker Corp.	498,077	0.7
1,251	Thermo Fisher Scientific, Inc.	627,201	0.8
1,318	UnitedHealth Group, Inc.	547,800	0.7
2,038 (1)	Vertex Pharmaceuticals, Inc.	1,012,336	1.4
609 (1)	Waters Corp.	228,399	0.3
		7,537,757	10.0
	Industrials: 10.0%
4,007 (1)	Boeing Co.	867,395	1.2
9,606	Carrier Global Corp.	704,600	0.9
2,340	Eaton Corp. PLC	997,121	1.3
262	GE Aerospace	97,917	0.1
383	GE Vernova, Inc.	449,971	0.6
3,560 (1)	Honeywell Aerospace, Inc.	787,045	1.0
3,560	Honeywell International, Inc.	797,084	1.1
2,269	Illinois Tool Works, Inc.	613,697	0.8
2,310	Ingersoll Rand, Inc.	189,397	0.3
2,750	Jacobs Solutions, Inc.	346,500	0.5
3,257	PACCAR, Inc.	391,231	0.5
2,229	Raytheon Technologies Corp.	422,908	0.6
5,152	Stanley Black & Decker, Inc.	484,906	0.6
1,800	Waste Management, Inc.	401,184	0.5
		7,550,956	10.0
	Information Technology: 38.0%
16,067	Apple, Inc.	4,649,147	6.2
1,813	Applied Materials, Inc.	1,310,799	1.7
6,586	Broadcom, Inc.	2,487,861	3.3
1,853	Dell Technologies, Inc. - Class C	799,495	1.1
2,628	Lam Research Corp.	1,138,791	1.5
1,763	Marvell Technology, Inc.	525,180	0.7
1,602	Micron Technology, Inc.	1,849,173	2.4
10,589	Microsoft Corp.	3,949,909	5.2
30,950	NVIDIA Corp.	6,192,786	8.2
4,581 (1)	Okta, Inc.	625,077	0.8
3,950	Oracle Corp.	578,872	0.8
2,678 (1)	Palo Alto Networks, Inc.	913,252	1.2
1,180	Salesforce, Inc.	184,859	0.2
1,546 (1)	Synopsys, Inc.	689,624	0.9
6,832	TE Connectivity PLC	1,377,400	1.8
4,983	Texas Instruments, Inc.	1,485,283	2.0
		28,757,508	38.0
	Materials: 1.0%
6,419	International Flavors & Fragrances, Inc.	508,513	0.7

See Accompanying Notes to Financial Statements

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Materials: (continued)
657	Sherwin-Williams Co.	$226,218	0.3
		734,731	1.0
	Real Estate: 1.1%
806	Equinix, Inc.	840,166	1.1

	Utilities: 1.6%
5,632	DTE Energy Co.	858,148	1.1
4,848	Public Service Enterprise Group, Inc.	393,464	0.5
		1,251,612	1.6

	Total Common Stock (Cost $51,016,704)	75,314,207	99.6

OTHER: 0.0%
	Materials: 0.0%
649,000 (2)(3)(4)	SINO Forest Corp.	—	0.0
	Total Other (Cost $—)	—	0.0
	Total Long-Term Investments (Cost $51,016,704)	75,314,207	99.6

			Percentage
			of Net
Shares		Value	Assets
	SHORT-TERM INVESTMENTS: 0.3%
	Mutual Funds: 0.3%
226,649 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.540% (Cost $226,649)	$226,649	0.3
	Total Short-Term Investments (Cost $226,649)	226,649	0.3
	Total Investments in Securities (Cost $51,243,353)	$75,540,856	99.9
	Assets in Excess of Other Liabilities	44,645	0.1
	Net Assets	$75,585,501	100.0

(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2026, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(5)	Rate shown is the 7-day yield as of June 30, 2026.

See Accompanying Notes to Financial Statements

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Common Stock*	$75,314,207	$—	$—	$75,314,207
Short-Term Investments	226,649	—	—	226,649
Total Investments, at fair value	$75,540,856	$—	$—	$75,540,856

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2026, VY® Columbia Contrarian Core Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
SINO Forest Corp.	3/1/2013	$—	$—
		$—	$—

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $51,797,133.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$24,821,706
Gross Unrealized Depreciation	(1,077,983)
Net Unrealized Appreciation	$23,743,723

See Accompanying Notes to Financial Statements

VY® Columbia Small Cap Value and Inflection Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 97.6%
	Communication Services: 1.8%
2,257	John Wiley & Sons, Inc. - Class A	$109,487	0.2
31,608 (1)	Lionsgate Studios Corp.	483,919	0.7
37,250 (1)	Magnite, Inc.	707,005	0.9
		1,300,411	1.8
	Consumer Discretionary: 10.1%
6,950	A-Mark Precious Metals, Inc.	289,189	0.4
9,000	Carter's, Inc.	370,440	0.5
1,445 (1)	Cavco Industries, Inc.	887,779	1.2
7,160 (1)	Crocs, Inc.	863,782	1.2
8,760 (1)	Gentherm, Inc.	298,803	0.4
9,900	Kontoor Brands, Inc.	825,066	1.1
26,940 (1)	Laureate Education, Inc.	978,461	1.3
113,105	Newell Brands, Inc.	694,465	0.9
17,780	Polaris, Inc.	1,216,863	1.6
7,310 (1)	Urban Outfitters, Inc.	517,987	0.7
7,270 (1)	Victoria's Secret & Co.	606,900	0.8
		7,549,735	10.1
	Consumer Staples: 2.9%
18,283 (1)	Central Garden & Pet Co. - Class A	708,832	0.9
11,320	Edgewell Personal Care Co.	304,055	0.4
43,710	Reynolds Consumer Products, Inc.	1,173,614	1.6
		2,186,501	2.9
	Energy: 8.3%
14,750	California Resources Corp.	779,833	1.1
4,130 (1)	Gulfport Energy Corp.	700,861	0.9
8,232	Kodiak Gas Services, Inc.	618,470	0.8
18,950 (1)	National Energy Services Reunited Corp.	567,174	0.8
13,676	Navigator Holdings Ltd.	254,784	0.4
23,170	PBF Energy, Inc. - Class A	1,054,698	1.4
3,240 (1)	Precision Drilling Corp.	248,378	0.3
10,440	Solaris Oilfield Infrastructure, Inc. - Class A	840,002	1.1
53,300 (1)	Talos Energy, Inc.	688,103	0.9
6,623	Teekay Tankers Ltd. - Class A	429,634	0.6
		6,181,937	8.3
	Financials: 20.8%
40,060	Associated Banc-Corp.	1,232,646	1.7
47,990	Banc of California, Inc.	980,436	1.3

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
11,100	Banco Latinoamericano de Comercio Exterior SA - Class E	$682,317	0.9
14,068	Bank of NT Butterfield & Son Ltd.	837,046	1.1
23,650	BankUnited, Inc.	1,145,843	1.5
13,550	ConnectOne Bancorp, Inc.	453,112	0.6
51,820	Dynex Capital, Inc.	679,360	0.9
18,680	Essent Group Ltd.	1,200,750	1.6
52,690	Fulton Financial Corp.	1,274,571	1.7
28,960	Hamilton Insurance Group Ltd. - Class B	982,902	1.3
13,756	Horace Mann Educators Corp.	710,498	1.0
21,303 (1)	Neptune Insurance Holdings, Inc. - Class A	671,045	0.9
25,210 (1)	NMI Holdings, Inc. - Class A	1,035,879	1.4
8,740	Origin Bancorp, Inc.	447,051	0.6
11,774	Texas Capital Bancshares, Inc.	1,215,783	1.6
16,320	Trustmark Corp.	750,883	1.0
26,990	United Community Banks, Inc.	947,079	1.3
8,625	Washington Federal, Inc.	330,941	0.4
		15,578,142	20.8
	Health Care: 8.9%
40,960 (1)	AdaptHealth Corp.	426,803	0.6
79,653 (1)	Amneal Pharmaceuticals, Inc.	1,378,793	1.9
5,650 (1)	ANI Pharmaceuticals, Inc.	467,707	0.6
36,840 (1)	Ardent Health Partners, Inc.	362,506	0.5
53,270 (1)	Aveanna Healthcare Holdings, Inc.	456,524	0.6
6,670 (1)	ICU Medical, Inc.	977,822	1.3
51,794 (1)	Neogen Corp.	465,628	0.6
12,540 (1)	Omnicell, Inc.	520,661	0.7
23,420 (1)	PACS Group, Inc.	998,629	1.3
24,620 (1)	Pediatrix Medical Group, Inc.	623,624	0.8
		6,678,697	8.9
	Industrials: 14.8%
6,340	ArcBest Corp.	910,044	1.2
8,852	Astec Industries, Inc.	541,654	0.7
39,970 (1)	First Advantage Corp.	721,459	1.0
19,690 (1)	Healthcare Services Group, Inc.	483,586	0.6
6,730	Herc Holdings, Inc.	964,678	1.3
15,780	Hub Group, Inc. - Class A	691,006	0.9
7,330	John Bean Technologies Corp.	1,062,850	1.4
10,350	Korn Ferry	689,103	0.9

See Accompanying Notes to Financial Statements

VY® Columbia Small Cap Value and Inflection Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
	COMMON STOCK: (continued)
	Industrials: (continued)
5,390	McGrath RentCorp	$652,352	0.9
28,230 (1)	OPENLANE, Inc.	1,164,205	1.6
11,371	Rush Enterprises, Inc. - Class A	829,913	1.1
29,460 (1)	Shoals Technologies Group, Inc. - Class A	291,654	0.4
25,000 (1)	Sunrun, Inc.	334,500	0.5
13,803	Terex Corp.	999,199	1.3
13,969	Worthington Industries, Inc.	750,973	1.0
		11,087,176	14.8
	Information Technology: 8.9%
9,270	Benchmark Electronics, Inc.	914,671	1.2
14,140	Crane Holdings Co.	723,402	1.0
7,154	CTS Corp.	466,369	0.6
10,470 (1)	Digi International, Inc.	784,727	1.1
7,160 (1)	Diodes, Inc.	783,590	1.0
4,812 (1)	Insight Enterprises, Inc.	586,102	0.8
23,140 (1)	NetScout Systems, Inc.	1,007,747	1.3
2,275 (1)	Synaptics, Inc.	282,623	0.4
23,242 (1)	Teradata Corp.	805,335	1.1
2,136 (1)	Vishay Precision Group, Inc.	320,208	0.4
		6,674,774	8.9
	Materials: 6.7%
17,780	Avient Corp.	657,149	0.9
22,280	Chemours Co.	457,186	0.6
11,990	Commercial Metals Co.	752,372	1.0
32,510 (1)	Ecovyst, Inc.	404,749	0.6
7,540	Minerals Technologies, Inc.	557,734	0.8
15,794	Ryerson Holding Corp.	388,690	0.5
5,890	Stepan Co.	328,191	0.4
30,350 (1)	Sunshine Silver Mining & Refining Co.	401,227	0.5
31,872	Titan America SA	594,732	0.8
11,260	Torex Gold Resources, Inc.	448,177	0.6
		4,990,207	6.7
	Real Estate: 12.5%
50,157	Broadstone Net Lease, Inc.	1,036,745	1.4
19,930	COPT Defense Properties	725,253	1.0
32,180	Cousins Properties, Inc.	964,756	1.3
67,184 (1)	Cushman & Wakefield Ltd.	899,594	1.2
55,300	DiamondRock Hospitality Co.	673,554	0.9
66,120	Global Net Lease, Inc.	591,113	0.8
12,520	Lineage, Inc.	541,490	0.7

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
57,927	Newmark Group, Inc. - Class A	$875,277	1.2
35,990	Phillips Edison & Co., Inc.	1,497,904	2.0
46,022	Rayonier, Inc.	979,348	1.3
27,500	Xenia Hotels & Resorts, Inc.	559,900	0.7
		9,344,934	12.5
	Utilities: 1.9%
6,020	National Fuel Gas Co.	464,804	0.6
18,200	Portland General Electric Co.	943,306	1.3
		1,408,110	1.9
	Total Common Stock (Cost $60,103,174)	72,980,624	97.6

EXCHANGE-TRADED FUNDS: 0.5%
1,700	iShares Russell 2000 Value ETF	376,040	0.5
	Total Exchange-Traded Funds (Cost $354,841)	376,040	0.5
	Total Long-Term Investments (Cost $60,458,015)	73,356,664	98.1

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: 3.0%
	Mutual Funds: 3.0%
2,281,361 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.540% (Cost $2,281,361)	$2,281,361	3.0
	Total Short-Term Investments (Cost $2,281,361)	2,281,361	3.0
	Total Investments in Securities (Cost $62,739,376)	$75,638,025	101.1
	Liabilities in Excess of Other Assets	(826,856)	(1.1)
	Net Assets	$74,811,169	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of June 30, 2026.

See Accompanying Notes to Financial Statements

VY® Columbia Small Cap Value and Inflection Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Common Stock*	$72,980,624	$—	$—	$72,980,624
Exchange-Traded Funds	376,040	—	—	376,040
Short-Term Investments	2,281,361	—	—	2,281,361
Total Investments, at fair value	$75,638,025	$—	$—	$75,638,025

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $62,859,763.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$13,438,254
Gross Unrealized Depreciation	(659,992)
Net Unrealized Appreciation	$12,778,262

See Accompanying Notes to Financial Statements

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 97.3%
	Communication Services: 6.9%
26,064	Alphabet, Inc. - Class A	$9,314,492	4.0
7,931 (1)	Charter Communications, Inc. - Class A	1,127,868	0.5
4,259	Meta Platforms, Inc. - Class A	2,399,052	1.0
38,009	Universal Music Group NV	796,268	0.4
24,284	Walt Disney Co.	2,337,335	1.0
		15,975,015	6.9
	Consumer Discretionary: 5.4%
6,756	Booking Holdings, Inc.	1,204,189	0.5
8,565	Domino's Pizza, Inc.	2,535,583	1.1
18,330	eBay, Inc.	2,048,377	0.9
63,934	NIKE, Inc. - Class B	2,624,491	1.2
32,862	Restaurant Brands International, Inc.	2,383,581	1.0
16,341	Starbucks Corp.	1,669,887	0.7
		12,466,108	5.4
	Consumer Staples: 6.6%
31,588	Anheuser-Busch InBev SA	2,610,101	1.1
28,643	Clorox Co.	2,733,688	1.2
28,753	Coca-Cola Co.	2,336,756	1.0
23,557	Philip Morris International, Inc.	4,261,697	1.8
53,690	Reckitt Benckiser Group PLC	3,497,032	1.5
		15,439,274	6.6
	Energy: 8.4%
111,877	BP PLC	689,583	0.3
26,372	Chevron Corp.	4,371,423	1.9
29,394	ConocoPhillips	3,055,800	1.3
68,082	Devon Energy Corp.	2,813,148	1.2
24,016	EQT Corp.	1,276,931	0.6
8,824	Exxon Mobil Corp.	1,206,417	0.5
28,977	Occidental Petroleum Corp.	1,407,413	0.6
57,352	Suncor Energy, Inc.	3,078,656	1.3
60,410	Tenaris SA	1,672,284	0.7
		19,571,655	8.4
	Financials: 19.2%
7,765	Allstate Corp.	1,847,604	0.8
41,809	American International Group, Inc.	3,116,025	1.3
138,385	Bank of America Corp.	7,885,177	3.4
7,704	Capital One Financial Corp.	1,545,577	0.7
28,200	Citigroup, Inc.	3,946,872	1.7
44,096	Citizens Financial Group, Inc.	3,089,807	1.3
61,843	Fifth Third Bancorp	3,486,090	1.5
736	Goldman Sachs Group, Inc.	744,368	0.3
231,099	Huntington Bancshares, Inc.	4,097,385	1.8

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
9,139	M&T Bank Corp.	$2,175,173	0.9
27,595	MetLife, Inc.	2,334,813	1.0
27,287	State Street Corp.	4,627,875	2.0
72,035	Wells Fargo & Co.	5,952,973	2.5
		44,849,739	19.2
	Health Care: 17.7%
11,195	AstraZeneca PLC	2,090,160	0.9
10,235	Becton Dickinson and Co.	1,548,863	0.7
16,030 (1)	Boston Scientific Corp.	684,160	0.3
56,031	CVS Health Corp.	5,796,407	2.5
9,964	Elevance Health, Inc.	3,853,378	1.7
19,224	GE HealthCare Technologies, Inc.	1,230,528	0.5
3,743	Humana, Inc.	1,486,795	0.6
12,242 (1)	ICON PLC	2,126,558	0.9
7,620 (1)	IQVIA Holdings, Inc.	1,472,336	0.6
8,765	Johnson & Johnson	2,226,047	1.0
22,179	Medtronic PLC	1,735,063	0.7
40,264	Merck & Co., Inc.	5,173,924	2.2
39,545	Novo Nordisk A/S - Class B	1,899,226	0.8
3,572	Regeneron Pharmaceuticals, Inc.	2,227,285	1.0
63,360	Sanofi, ADR	2,702,938	1.2
9,670	UnitedHealth Group, Inc.	4,019,142	1.7
13,037	Zoetis, Inc.	936,839	0.4
		41,209,649	17.7
	Industrials: 12.5%
4,018	Caterpillar, Inc.	4,278,768	1.8
9,795	Eaton Corp. PLC	4,173,845	1.8
28,236	Emerson Electric Co.	4,041,983	1.7
10,605	FedEx Corp.	3,320,744	1.4
5,302 (1)	Fedex Freight Holding Co., Inc.	800,602	0.3
24,799	Johnson Controls International PLC	3,623,382	1.6
35,138	Textron, Inc.	3,223,209	1.4
40,428	TransUnion	2,916,476	1.3
10,266	Westinghouse Air Brake Technologies Corp.	2,767,714	1.2
		29,146,723	12.5
	Information Technology: 12.6%
59,457	Cisco Systems, Inc.	6,983,819	3.0
53,188	Cognizant Technology Solutions Corp. - Class A	2,059,971	0.9
3,857 (1)	F5, Inc.	1,604,358	0.7
198 (1)	Fair Isaac Corp.	236,566	0.1
29,782 (1)	Intel Corp.	4,158,461	1.8
2,998	Micron Technology, Inc.	3,460,561	1.5
14,202	Microsoft Corp.	5,297,630	2.2
14,319	NXP Semiconductors NV	4,024,069	1.7

See Accompanying Notes to Financial Statements

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
8,920	Qualcomm, Inc.	$1,648,327	0.7
		29,473,762	12.6
	Materials: 2.7%
36,899	International Flavors & Fragrances, Inc.	2,923,139	1.3
86,404	International Paper Co.	3,291,992	1.4
		6,215,131	2.7
	Real Estate: 1.3%
50,621	Invitation Homes, Inc.	1,529,260	0.7
8,212	SBA Communications Corp.	1,449,090	0.6
		2,978,350	1.3
	Utilities: 4.0%
47,087	Dominion Energy, Inc.	3,215,571	1.4
23,278	Evergy, Inc.	2,011,918	0.8
44,485	Sempra Energy	4,124,204	1.8
		9,351,693	4.0
	Total Common Stock (Cost $167,852,181)	226,677,099	97.3

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: 2.7%
	Mutual Funds: 2.7%
6,331,594 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.540% (Cost $6,331,594)	$6,331,594	2.7
	Total Short-Term Investments (Cost $6,331,594)	6,331,594	2.7
	Total Investments in Securities (Cost $174,183,775)	$233,008,693	100.0
	Liabilities in Excess of Other Assets	(19,054)	0.0
	Net Assets	$232,989,639	100.0

ADR	American Depositary Receipt

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of June 30, 2026.

See Accompanying Notes to Financial Statements

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Common Stock
Communication Services	$15,178,747	$796,268	$—	$15,975,015
Consumer Discretionary	12,466,108	—	—	12,466,108
Consumer Staples	9,332,141	6,107,133	—	15,439,274
Energy	17,209,788	2,361,867	—	19,571,655
Financials	44,849,739	—	—	44,849,739
Health Care	37,220,263	3,989,386	—	41,209,649
Industrials	29,146,723	—	—	29,146,723
Information Technology	29,473,762	—	—	29,473,762
Materials	6,215,131	—	—	6,215,131
Real Estate	2,978,350	—	—	2,978,350
Utilities	9,351,693	—	—	9,351,693
Total Common Stock	213,422,445	13,254,654	—	226,677,099
Short-Term Investments	6,331,594	—	—	6,331,594
Total Investments, at fair value	$219,754,039	$13,254,654	$—	$233,008,693
Other Financial Instruments+
Forward Foreign Currency Contracts	—	62	—	62
Total Assets	$219,754,039	$13,254,716	$—	$233,008,755
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(32,251)	$—	$(32,251)
Total Liabilities	$—	$(32,251)	$—	$(32,251)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2026, the following forward foreign currency contracts were outstanding for VY® Invesco Comstock Portfolio:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	2,824,114	CAD	4,002,502	CIBC World Markets Corp.	07/31/26	$(1,914)
CAD	81,431	USD	57,433	Deutsche Bank AG	07/31/26	62
USD	65,488	GBP	49,605	Goldman Sachs International	07/31/26	(309)
USD	3,918,365	EUR	3,439,319	Goldman Sachs International	07/31/26	(16,342)
USD	3,040,136	GBP	2,302,305	Royal Bank of Canada	07/31/26	(13,686)
						$(32,189)

Currency Abbreviations:

CAD	—	Canadian Dollar
EUR	—	EU Euro
GBP	—	British Pound
USD	—	United States Dollar

See Accompanying Notes to Financial Statements

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$62
Total Asset Derivatives		$62
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$32,251
Total Liability Derivatives		$32,251

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Forward
foreign
currency
Derivatives not accounted for as hedging instruments	contracts
Foreign exchange contracts	$55,923
Total	$55,923

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Forward
foreign
currency
Derivatives not accounted for as hedging instruments	contracts
Foreign exchange contracts	$139,366
Total	$139,366

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2026:

			Goldman
	CIBC World	Deutsche Bank	Sachs	Royal Bank of
	Markets Corp.	AG	International	Canada	Total
Assets:
Forward foreign currency contracts	$—	$62	$—	$—	$62
Total Assets	$—	$62	$—	$—	$62
Liabilities:
Forward foreign currency contracts	$1,914	$—	$16,651	$13,686	$32,251
Total Liabilities	$1,914	$—	$16,651	$13,686	$32,251
Net OTC derivative instruments by counterparty, at fair value	$(1,914)	$62	$(16,651)	$(13,686)	$(32,189)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—
Net Exposure(1)	$(1,914)	$62	$(16,651)	$(13,686)	$(32,189)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $176,156,932.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$67,614,496
Gross Unrealized Depreciation	(10,787,262)
Net Unrealized Appreciation	$56,827,234

See Accompanying Notes to Financial Statements

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 64.6%
	Communication Services: 4.6%
26,897	Alphabet, Inc. - Class A	$9,612,181	2.1
6,073	Meta Platforms, Inc. - Class A	3,420,860	0.7
17,890	T-Mobile US, Inc.	3,000,690	0.7
53,960	Walt Disney Co.	5,193,650	1.1
		21,227,381	4.6
	Consumer Discretionary: 4.2%
41,141 (1)	Amazon.com, Inc.	9,805,546	2.1
12,804	Booking Holdings, Inc.	2,282,185	0.5
46,912	General Motors Co.	3,615,977	0.8
37,746	Starbucks Corp.	3,857,264	0.8
		19,560,972	4.2
	Consumer Staples: 5.6%
23,421	Dollar General Corp.	2,695,991	0.6
53,568	Estee Lauder Cos., Inc. - Class A	4,229,194	0.9
45,541	Philip Morris International, Inc.	8,238,822	1.8
56,076	Sysco Corp.	4,686,832	1.0
58,432 (1)	US Foods Holding Corp.	5,974,672	1.3
		25,825,511	5.6
	Energy: 4.4%
25,249	Chevron Corp.	4,185,274	0.9
49,905	ConocoPhillips	5,188,124	1.1
18,416	Exxon Mobil Corp.	2,517,836	0.5
63,052	Occidental Petroleum Corp.	3,062,436	0.7
65,025	Schlumberger NV	3,023,012	0.6
67,173	Shell PLC	2,610,013	0.6
		20,586,695	4.4
	Financials: 11.0%
40,374	American International Group, Inc.	3,009,074	0.6
154,214	Bank of America Corp.	8,787,114	1.9
12,624	Capital One Financial Corp.	2,532,627	0.5
52,719	Charles Schwab Corp.	4,864,382	1.1
101,275	Citizens Financial Group, Inc.	7,096,339	1.5
3,039	Goldman Sachs Group, Inc.	3,073,553	0.7
32,255	KKR & Co., Inc.	2,960,364	0.6
19,060	PNC Financial Services Group, Inc.	4,692,953	1.0
115,375	Wells Fargo & Co.	9,534,590	2.1
17,191	Willis Towers Watson PLC	4,493,212	1.0
		51,044,208	11.0
	Health Care: 9.7%
19,439	Becton Dickinson and Co.	2,941,704	0.6
56,707	Bristol-Myers Squibb Co.	3,267,457	0.7
51,824	CVS Health Corp.	5,361,193	1.1
7,476	Elevance Health, Inc.	2,891,193	0.6

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
11,371 (1)	IQVIA Holdings, Inc.	$2,197,105	0.5
19,654	Johnson & Johnson	4,991,526	1.1
47,300	Medtronic PLC	3,700,279	0.8
46,132	Merck & Co., Inc.	5,927,962	1.3
4,535	Regeneron Pharmaceuticals, Inc.	2,827,754	0.6
37,773	Sanofi	3,229,718	0.7
5,175	Thermo Fisher Scientific, Inc.	2,594,538	0.6
11,799	UnitedHealth Group, Inc.	4,904,018	1.1
		44,834,447	9.7
	Industrials: 8.8%
22,391	Emerson Electric Co.	3,205,272	0.7
13,886	FedEx Corp.	4,348,123	1.0
14,469 (1)	Fedex Freight Holding Co., Inc.	2,184,819	0.5
14,342	Ferguson Enterprises, Inc.	3,403,787	0.7
59,403	Fortive Corp.	3,628,929	0.8
48,786	Johnson Controls International PLC	7,128,122	1.5
5,798	Parker-Hannifin Corp.	5,671,140	1.2
12,658	Raytheon Technologies Corp.	2,401,602	0.5
39,289 (2)	Sunbelt Rentals Holdings, Inc.	2,866,077	0.6
23,638	Textron, Inc.	2,168,314	0.5
11,559	Vertiv Holdings Co. - Class A	3,870,184	0.8
		40,876,369	8.8
	Information Technology: 10.6%
6,069	Broadcom, Inc.	2,292,565	0.5
40,629	Cisco Systems, Inc.	4,772,282	1.0
43,694	Cognizant Technology Solutions Corp. - Class A	1,692,269	0.3
16,113 (1)	Coherent Corp.	6,356,095	1.4
12,038	Lam Research Corp.	5,216,427	1.1
74,789	Microchip Technology, Inc.	6,820,757	1.5
20,714	Microsoft Corp.	7,726,736	1.7
32,712	NVIDIA Corp.	6,545,344	1.4
14,616	NXP Semiconductors NV	4,107,534	0.9
17,396	Qnity Electronics, Inc.	2,840,941	0.6
6,276 (1)	Rambus, Inc.	833,076	0.2
		49,204,026	10.6
	Materials: 1.6%
30,402	Corteva, Inc.	2,574,746	0.5
15,750	DuPont de Nemours, Inc.	2,136,330	0.5
21,453	PPG Industries, Inc.	2,602,034	0.6
		7,313,110	1.6

See Accompanying Notes to Financial Statements

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Real Estate: 1.5%
42,736	Alexandria Real Estate Equities, Inc.	$2,258,598	0.5
33,476 (1)	CBRE Group, Inc. - Class A	4,508,882	1.0
		6,767,480	1.5
	Utilities: 2.6%
17,786	American Electric Power Co., Inc.	2,433,303	0.5
38,857	FirstEnergy Corp.	1,847,262	0.4
127,421	PPL Corp.	4,631,753	1.0
34,252	Sempra Energy	3,175,503	0.7
		12,087,821	2.6
	Total Common Stock (Cost $219,623,696)	299,328,020	64.6

Principal			Percentage of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: 13.7%
	Basic Materials: 0.4%
494,000	Air Products and Chemicals, Inc., 4.300%, 6/11/2028	493,400	0.1
158,000 (3)	Glencore Funding LLC, 4.900%, 7/1/2031	158,077	0.1
95,000	International Paper Co., 6.000%, 11/15/2041	95,880	0.0
575,000 (3)	LYB Finance Co. BV, 8.100%, 3/15/2027	589,338	0.2
73,000	Rio Tinto Finance USA Ltd., 7.125%, 7/15/2028	76,793	0.0
66,000	Rio Tinto Finance USA PLC, 5.750%, 3/14/2055	66,815	0.0
103,000	Sherwin-Williams Co., 4.500%, 6/1/2047	86,676	0.0
		1,566,979	0.4
	Communications: 2.0%
94,000	Airbnb, Inc., 4.400%, 3/16/2029	93,536	0.0
259,000	Alphabet, Inc., 3.875%, 11/15/2028	256,693	0.1
650,000	Alphabet, Inc., 4.100%, 11/15/2030	640,577	0.1
218,000	Alphabet, Inc., 4.700%, 11/15/2035	213,665	0.1
69,000	Alphabet, Inc., 5.250%, 5/15/2055	64,572	0.0
258,000	Alphabet, Inc., 5.650%, 2/15/2056	254,753	0.1
147,000	Amazon.com, Inc., 2.875%, 5/12/2041	108,924	0.0
318,000	Amazon.com, Inc., 4.550%, 3/13/2033	312,940	0.1
455,000	America Movil SAB de CV, 4.375%, 7/16/2042	394,390	0.1
163,000	AT&T, Inc., 3.550%, 9/15/2055	105,042	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
260,000	AT&T, Inc., 4.300%, 2/15/2030	$256,633	0.1
209,000	AT&T, Inc., 6.050%, 8/15/2056	203,106	0.0
245,000	Cisco Systems, Inc., 4.550%, 2/24/2028	245,995	0.1
149,000 (2)	Cisco Systems, Inc., 5.300%, 2/26/2054	140,812	0.0
83,000	Comcast Corp., 2.887%, 11/1/2051	47,076	0.0
444,000	Comcast Corp., 3.900%, 3/1/2038	376,243	0.1
517,000 (3)	Comcast Corp., 5.168%, 1/15/2037	496,927	0.1
92,000 (3)	Cox Communications, Inc., 2.950%, 10/1/2050	49,374	0.0
355,000 (3)	Deutsche Telekom International Finance BV, 3.600%, 1/19/2027	353,453	0.1
580,000	eBay, Inc., 3.600%, 6/5/2027	575,072	0.1
650,000	Meta Platforms, Inc., 5.500%, 11/15/2045	603,499	0.1
311,000	Meta Platforms, Inc., 6.200%, 5/15/2046	311,389	0.1
670,000	Netflix, Inc., 4.375%, 11/15/2026	670,554	0.1
244,000 (3)	NTT Finance Corp., 5.171%, 7/16/2032	244,043	0.1
462,000 (3)	Space Exploration Technologies Corp., 5.875%, 7/15/2036	456,148	0.1
419,000	Telefonica Emisiones SA, 5.213%, 3/8/2047	372,177	0.1
500,000	T-Mobile USA, Inc., 2.700%, 3/15/2032	444,527	0.1
348,000	T-Mobile USA, Inc., 3.400%, 10/15/2052	228,302	0.1
160,000	T-Mobile USA, Inc., 5.875%, 11/15/2055	155,915	0.0
138,000	T-Mobile USA, Inc., 6.000%, 6/15/2054	136,527	0.0
87,000	Uber Technologies, Inc., 4.800%, 9/15/2035	84,647	0.0
263,000	Verizon Communications, Inc., 3.400%, 3/22/2041	203,387	0.0
164,000	Verizon Communications, Inc., 4.750%, 1/15/2033	161,505	0.0
85,542	Verizon Communications, Inc., 5.875%, 11/30/2055	83,048	0.0
		9,345,451	2.0
	Consumer, Cyclical: 1.0%
72,000	American Airlines Pass Through Trust 2025-1, A, 4.900%, 11/11/2039	70,401	0.0

See Accompanying Notes to Financial Statements

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
89,000 (3)	AS Mileage Plan IP Ltd., 5.021%, 10/20/2029	$88,291	0.0
102,000 (3)	AS Mileage Plan IP Ltd., 5.308%, 10/20/2031	100,936	0.0
575,000 (3)	Daimler Truck Finance North America LLC, 2.000%, 12/14/2026	569,031	0.1
286,000 (3)	Daimler Truck Finance North America LLC, 4.650%, 10/12/2030	283,762	0.1
210,000	Delta Air Lines, Inc., 4.950%, 7/10/2028	210,850	0.1
275,000	General Motors Co., 6.600%, 4/1/2036	295,244	0.1
78,000	General Motors Financial Co., Inc., 4.200%, 10/27/2028	77,171	0.0
266,000	Honda Motor Co. Ltd., 2.967%, 3/10/2032	238,537	0.1
81,000	Las Vegas Sands Corp., 5.300%, 5/15/2031	80,714	0.0
206,000 (3)	LG Energy Solution Ltd., 5.000%, 4/2/2029	206,133	0.0
855,000	Lowe's Cos., Inc., 3.100%, 5/3/2027	846,841	0.2
231,000	Lowe's Cos., Inc., 4.250%, 4/1/2052	181,031	0.0
361,000	Starbucks Corp., 3.550%, 8/15/2029	351,242	0.1
725,000	Toyota Motor Credit Corp., 4.550%, 8/7/2026	725,456	0.2
124,000 (2)	Toyota Motor Credit Corp. B, 3.750%, 1/12/2028	123,077	0.0
180,832	United Airlines Pass Through Trust 2014-2, A, 3.750%, 3/3/2028	180,728	0.0
181,924	United Airlines Pass Through Trust 2018-1, AA, 3.500%, 9/1/2031	175,644	0.0
		4,805,089	1.0
	Consumer, Non-cyclical: 1.6%
378,000	Abbott Laboratories, 3.700%, 3/9/2029	370,815	0.1
98,000	AbbVie, Inc., 4.050%, 11/21/2039	86,402	0.0
150,000	AbbVie, Inc., 4.500%, 5/14/2035	144,593	0.0
90,000	AbbVie, Inc., 4.850%, 6/15/2044	82,657	0.0
621,000	Altria Group, Inc., 5.800%, 2/14/2039	630,351	0.1
719,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 2/1/2036	700,113	0.2
243,000 (3)	Bayer US Finance II LLC, 4.375%, 12/15/2028	240,445	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
74,000 (3)	Bayer US Finance LLC, 6.875%, 11/21/2053	$81,203	0.0
319,000	Bristol-Myers Squibb Co., 4.125%, 6/15/2039	284,566	0.1
75,391	CVS Pass-Through Trust, 6.036%, 12/10/2028	75,643	0.0
820,000 (3)	ERAC USA Finance LLC, 3.300%, 12/1/2026	816,981	0.2
39,000	GlaxoSmithKline Capital, Inc., 6.375%, 5/15/2038	42,955	0.0
50,000	Haleon US Capital LLC, 4.000%, 3/24/2052	39,460	0.0
601,000 (3)	Heineken NV, 3.500%, 1/29/2028	592,450	0.1
117,000	Ingredion, Inc., 6.625%, 4/15/2037	127,910	0.0
192,000 (3)	Mars, Inc., 4.450%, 3/1/2027	192,350	0.0
193,000 (3)	Mars, Inc., 5.200%, 3/1/2035	193,833	0.1
104,000 (3)	Mars, Inc., 5.650%, 5/1/2045	103,397	0.0
71,000 (3)	Mars, Inc., 5.700%, 5/1/2055	69,996	0.0
201,000	Medtronic, Inc., 4.375%, 3/15/2035	193,216	0.0
107,000	Merck & Co., Inc., 5.850%, 5/22/2056	109,668	0.0
250,000	Molson Coors Beverage Co., 4.200%, 7/15/2046	199,859	0.1
354,000	Novartis Capital Corp., 4.600%, 3/18/2033	350,843	0.1
420,000	Philip Morris International, Inc., 4.750%, 2/12/2027	421,405	0.1
98,000	Philip Morris International, Inc., 4.875%, 11/15/2043	89,126	0.0
750,000	S&P Global, Inc., 2.450%, 3/1/2027	741,078	0.2
325,000	Sysco Corp., 3.300%, 7/15/2026	324,878	0.1
76,000	UnitedHealth Group, Inc., 3.500%, 8/15/2039	62,621	0.0
39,000	Zoetis, Inc., 4.700%, 2/1/2043	34,901	0.0
		7,403,715	1.6
	Energy: 1.0%
91,000	Antero Resources Corp., 5.400%, 2/1/2036	89,619	0.0
452,000	BP Capital Markets America, Inc., 2.939%, 6/4/2051	286,841	0.1
650,000	BP Capital Markets America, Inc., 3.017%, 1/16/2027	645,821	0.1

See Accompanying Notes to Financial Statements

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
298,000 (3)	Cameron LNG LLC, 3.701%, 1/15/2039	$252,797	0.1
191,000	ConocoPhillips Co., 4.150%, 11/15/2034	177,663	0.0
212,000	Diamondback Energy, Inc., 5.750%, 4/18/2054	206,263	0.0
278,000	Energy Transfer L.P., 4.900%, 3/15/2035	270,735	0.1
353,000	Energy Transfer L.P., 5.000%, 5/15/2050	299,000	0.1
68,000	Energy Transfer L.P., 5.200%, 4/1/2030	69,042	0.0
100,000	Energy Transfer L.P., 5.300%, 4/1/2044	91,457	0.0
206,000	Energy Transfer L.P., 6.400%, 12/1/2030	218,110	0.1
406,000	Enterprise Products Operating LLC, 4.250%, 2/15/2048	333,733	0.1
160,000	Enterprise Products Operating LLC, 4.600%, 1/15/2031	159,538	0.0
81,000	EOG Resources, Inc., 4.400%, 7/15/2028	80,894	0.0
108,000 (3)	Gulfstream Natural Gas System LLC, 5.600%, 7/23/2035	109,685	0.0
43,000	Kinder Morgan, Inc., 5.150%, 6/1/2030	43,731	0.0
341,000	Kinder Morgan, Inc., 5.300%, 12/1/2034	343,650	0.1
305,000	Marathon Petroleum Corp., 5.125%, 12/15/2026	305,259	0.1
174,000	MPLX L.P., 4.500%, 4/15/2038	157,678	0.0
418,000	Spectra Energy Partners L.P., 4.500%, 3/15/2045	354,804	0.1
105,000	Texas Eastern Transmission L.P., 7.000%, 7/15/2032	115,743	0.0
247,000	Valero Energy Corp., 4.000%, 6/1/2052	184,083	0.0
		4,796,146	1.0
	Financial: 0.6%
390,000	American Express Co., 3.300%, 5/3/2027	386,907	0.1
111,000 (4)	Bank of America Corp., 5.489%, 4/23/2037	110,602	0.0
229,000 (4)	Bank of New York Mellon Corp., 5.316%, 6/6/2036	232,005	0.1
144,000	Carlyle Group, Inc., 5.050%, 9/19/2035	137,913	0.0
225,000 (4)	Goldman Sachs Group, Inc., 5.016%, 10/23/2035	221,084	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
190,000 (4)	Morgan Stanley, 4.994%, 4/12/2029	$191,063	0.0
142,000 (4)	PNC Financial Services Group, Inc., 4.075%, 1/26/2029	140,858	0.0
810,000	Royal Bank of Canada, MTN, 6.000%, 11/1/2027	827,521	0.2
55,000	Sixth Street Lending Partners, 6.125%, 7/15/2030	55,327	0.0
329,000 (4)	Truist Bank I, 4.144%, 1/27/2029	326,825	0.1
		2,630,105	0.6
	Financials: 3.6%
191,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.850%, 10/29/2041	153,886	0.0
200,000	Allstate Corp., 3.280%, 12/15/2026	199,200	0.1
192,000	American Equity Investment Life Holding Co., 5.000%, 6/15/2027	192,347	0.0
193,000 (4)	American Express Co., 4.731%, 4/25/2029	193,547	0.0
328,000 (4)	American Express Co., 4.804%, 10/24/2036	317,743	0.1
810,000 (3)	American National Global Funding, 5.000%, 6/22/2029	807,634	0.2
124,000 (3)	Aviation Capital Group LLC, 4.750%, 4/14/2027	124,157	0.0
407,000 (4)	Bank of America Corp., 2.572%, 10/20/2032	362,354	0.1
351,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	346,811	0.1
625,000	BlackRock, Inc., 4.750%, 5/25/2033	626,017	0.1
408,000	Brighthouse Financial, Inc., 3.850%, 12/22/2051	234,757	0.1
139,000 (4)	Capital One Financial Corp., 6.183%, 1/30/2036	142,246	0.0
307,000 (4)	Citigroup, Inc., 3.668%, 7/24/2028	304,337	0.1
297,000 (4)	Citigroup, Inc., 4.952%, 5/7/2031	298,045	0.1
127,000	Citigroup, Inc., 5.300%, 5/6/2044	119,316	0.0
202,000	Citigroup, Inc., 6.675%, 9/13/2043	222,197	0.1
129,000 (4)	Citizens Financial Group, Inc., 6.645%, 4/25/2035	139,228	0.0
657,000	Crown Castle, Inc., 2.500%, 7/15/2031	583,933	0.1

See Accompanying Notes to Financial Statements

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financials: (continued)
29,000	Crown Castle, Inc., 4.750%, 5/15/2047	$24,575	0.0
494,000	CubeSmart L.P., 2.500%, 2/15/2032	436,042	0.1
1,109,000	EPR Properties, 4.750%, 12/15/2026	1,109,207	0.2
286,000	Extra Space Storage L.P., 3.500%, 7/1/2026	286,000	0.1
169,000	Extra Space Storage L.P., 5.700%, 4/1/2028	172,007	0.0
530,000 (3)	GA Global Funding Trust, 5.500%, 1/8/2029	535,597	0.1
103,000 (3)	Global Atlantic Fin Co., 6.750%, 3/15/2054	98,302	0.0
150,000 (4)	Goldman Sachs Group, Inc., 2.908%, 7/21/2042	108,583	0.0
1,349,000 (3)	Jackson National Life Global Funding, 5.250%, 6/16/2031	1,347,624	0.3
619,000 (4)	JPMorgan Chase & Co., 3.509%, 1/23/2029	608,857	0.1
150,000 (4)	JPMorgan Chase & Co., 3.897%, 1/23/2049	116,982	0.0
329,000 (4)	JPMorgan Chase & Co., 4.260%, 2/22/2048	272,343	0.1
590,000	Kimco Realty OP LLC, 3.200%, 4/1/2032	542,548	0.1
216,000 (3)	KKR Group Finance Co. III LLC, 5.125%, 6/1/2044	193,093	0.0
516,000 (3)	KKR Group Finance Co. XII LLC, 4.850%, 5/17/2032	507,753	0.1
463,000 (3)	Liberty Mutual Group, Inc., 3.950%, 5/15/2060	325,384	0.1
139,000	Markel Group, Inc., 5.000%, 3/30/2043	126,071	0.0
256,000	Markel Group, Inc., 5.000%, 5/20/2049	225,661	0.1
200,000 (3)	Mizuho Bank Ltd., 5.185%, 4/16/2036	198,806	0.1
519,000 (4)	Morgan Stanley I, 4.356%, 10/22/2031	507,561	0.1
78,000	Nasdaq, Inc., 5.950%, 8/15/2053	78,999	0.0
108,000 (3)	Nationwide Financial Services, Inc., 5.300%, 11/18/2044	99,066	0.0
569,000 (3)	Pacific Life Global Funding II, 5.500%, 8/28/2026	570,218	0.1
288,000	PartnerRe Finance B LLC, 3.700%, 7/2/2029	279,083	0.1
368,000	PNC Financial Services Group, Inc., 3.450%, 4/23/2029	358,103	0.1
194,000 (4)	PNC Financial Services Group, Inc., 6.875%, 10/20/2034	214,259	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financials: (continued)
329,000 (2)(3)	Protective Life Global Funding, 4.161%, 1/15/2029	$324,681	0.1
98,000	Regency Centers L.P., 2.950%, 9/15/2029	93,163	0.0
146,000	Regency Centers L.P., 4.650%, 3/15/2049	126,609	0.0
488,000 (3)(4)	Societe Generale SA, 4.857%, 7/7/2029	487,949	0.1
381,000	State Street Bank & Trust Co., 4.594%, 11/25/2026	381,832	0.1
327,000	Synchrony Financial, 3.950%, 12/1/2027	323,785	0.1
217,000	Travelers Cos., Inc., 4.600%, 8/1/2043	194,721	0.0
146,000	Wells Fargo & Co., MTN, 4.650%, 11/4/2044	124,258	0.0
		16,767,477	3.6
	Industrial: 0.3%
409,000	Amphenol Corp., 3.900%, 11/15/2028	404,120	0.1
131,000	Amphenol Corp., 5.300%, 11/15/2055	124,405	0.0
405,000	Honeywell International, Inc., 2.500%, 11/1/2026	402,676	0.1
151,000 (3)	Molex Electronic Technologies LLC, 4.750%, 4/30/2028	151,206	0.0
325,000	Westinghouse Air Brake Technologies Corp., 5.500%, 5/29/2035	332,215	0.1
		1,414,622	0.3
	Industrials: 0.9%
65,000 (3)	BAE Systems PLC, 5.500%, 3/26/2054	64,352	0.0
152,000	Burlington Northern Santa Fe LLC, 5.800%, 3/15/2056	153,980	0.0
186,000	Canadian Pacific Railway Co., 3.000%, 12/2/2041	138,131	0.0
334,000	Caterpillar Financial Services Corp., 3.750%, 2/23/2029	328,667	0.1
64,000 (3)	Fedex Freight Holding Co., Inc., 4.950%, 3/15/2033	62,727	0.0
180,000	Honeywell International, Inc., 4.500%, 1/15/2034	175,920	0.1
151,000	Howmet Aerospace, Inc., 4.750%, 4/15/2036	146,998	0.0
138,000	Jabil, Inc., 4.200%, 2/1/2029	135,998	0.0
390,000	Jabil, Inc., 4.250%, 5/15/2027	389,673	0.1

See Accompanying Notes to Financial Statements

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrials: (continued)
128,000	John Deere Capital Corp. I, I, 3.900%, 3/9/2029	$126,404	0.0
244,000	Lockheed Martin Corp., 4.150%, 6/15/2053	193,944	0.1
238,000	Lockheed Martin Corp., 5.200%, 2/15/2064	218,950	0.1
224,000	Norfolk Southern Corp., 3.400%, 11/1/2049	158,247	0.0
217,000 (2)	Norfolk Southern Corp., 5.350%, 8/1/2054	205,010	0.1
405,000	Norfolk Southern Corp., 7.800%, 5/15/2027	417,702	0.1
168,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	156,268	0.0
128,000	Rockwell Automation, Inc., 1.750%, 8/15/2031	111,222	0.0
473,000	Union Pacific Corp., 3.200%, 5/20/2041	369,267	0.1
183,000	Union Pacific Corp., 3.839%, 3/20/2060	132,031	0.0
356,000	Union Pacific Corp., 4.150%, 1/15/2045	287,806	0.1
161,000	United Parcel Service, Inc., 3.400%, 11/15/2046	116,700	0.0
		4,089,997	0.9
	Technology: 1.7%
212,000	Apple, Inc., 3.350%, 2/9/2027	210,885	0.1
227,000	Broadcom, Inc., 3.469%, 4/15/2034	203,912	0.0
349,000	Broadcom, Inc., 5.200%, 7/15/2035	350,357	0.1
320,000	Dell International LLC / EMC Corp., 5.300%, 4/1/2032	325,557	0.1
2,000	Dell International LLC / EMC Corp., 8.350%, 7/15/2046	2,529	0.0
923,000	Envestnet, Inc., 2.625%, 12/1/2027	989,917	0.2
120,000	Fiserv, Inc., 4.550%, 2/15/2031	117,203	0.0
298,000 (3)	Foundry JV Holdco LLC, 6.200%, 1/25/2037	315,477	0.1
194,000	Intel Corp., 6.125%, 5/15/2056	193,886	0.0
200,000	International Business Machines Corp., 4.300%, 2/3/2031	196,690	0.0
196,000	Leidos, Inc., 4.100%, 3/15/2029	192,828	0.0
562,000	Marvell Technology, Inc., 2.450%, 4/15/2028	541,459	0.1
83,000	Micron Technology, Inc., 3.366%, 11/1/2041	64,819	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
316,000 (2)	Microsoft Corp., 3.500%, 2/12/2035	$291,121	0.1
775,000	NetApp, Inc., 2.375%, 6/22/2027	759,477	0.2
375,000	NVIDIA Corp., 5.550%, 6/15/2046	372,437	0.1
480,000	Oracle Corp., 3.600%, 4/1/2040	350,203	0.1
250,000	Oracle Corp., 4.800%, 9/26/2032	237,979	0.1
288,000	Oracle Corp., 6.700%, 2/4/2056	271,236	0.1
126,000	Paychex, Inc., 5.350%, 4/15/2032	127,545	0.0
488,000	Salesforce, Inc., 2.700%, 7/15/2041	333,391	0.1
200,000	Synopsys, Inc., 4.550%, 4/1/2027	200,322	0.0
161,000	Synopsys, Inc., 5.700%, 4/1/2055	156,273	0.0
166,000	Take-Two Interactive Software, Inc., 3.700%, 4/14/2027	165,081	0.0
670,000	VMware, Inc., 1.400%, 8/15/2026	667,473	0.1
245,000	Workday, Inc., 3.500%, 4/1/2027	243,267	0.1
		7,881,324	1.7
	Utilities: 0.6%
72,000 (3)	Chpe LLC, 5.875%, 6/29/2046	72,469	0.0
209,000	Constellation Energy Generation LLC, 3.900%, 1/8/2028	207,269	0.1
128,000	Constellation Energy Generation LLC, 6.500%, 10/1/2053	137,436	0.0
620,000 (3)	Electricite de France SA, 4.875%, 1/22/2044	551,393	0.1
159,000	Emera US Finance LLC, 5.200%, 4/1/2033	158,373	0.0
128,000	Florida Power & Light Co., 5.750%, 6/1/2056	128,739	0.0
168,000	Georgia Power Co. B, 3.700%, 1/30/2050	125,171	0.0
482,000	National Rural Utilities Cooperative Finance Corp., 2.750%, 4/15/2032	431,270	0.1
343,000	NextEra Energy Capital Holdings, Inc., 3.550%, 5/1/2027	340,813	0.1
371,000	NiSource, Inc., 4.375%, 5/15/2047	305,537	0.1
94,000	NiSource, Inc., 5.850%, 4/1/2055	93,277	0.0
325,000	Sempra, 3.800%, 2/1/2038	276,581	0.1

See Accompanying Notes to Financial Statements

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
134,000	Xcel Energy, Inc., 3.500%, 12/1/2049	$94,122	0.0
		2,922,450	0.6
	Total Corporate Bonds/Notes
	(Cost $66,908,164)	63,623,355	13.7

U.S. TREASURY OBLIGATIONS: 7.8%
	United States Treasury Bonds: 0.4%
1,326,900	4.750%, 2/15/2056	1,289,270	0.3
532,600	5.000%, 5/15/2046	536,636	0.1
		1,825,906	0.4
	United States Treasury Notes: 7.4%
6,606,000	4.125%, 6/30/2028	6,602,774	1.4
10,173,700	4.125%, 6/15/2029	10,164,560	2.2
11,308,100	4.125%, 6/30/2031	11,268,787	2.4
1,969,500	4.250%, 6/30/2033	1,961,960	0.4
4,425,000	4.375%, 5/15/2036	4,401,838	1.0
		34,399,919	7.4
	Total U.S. Treasury Obligations
	(Cost $36,176,294)	36,225,825	7.8

CONVERTIBLE BONDS/NOTES: 6.9%
	Communications: 0.6%
910,000	Liberty Media Corp.-Liberty Formula One, 2.250%, 8/15/2027	1,129,310	0.2
730,000 (3)	Match Group Financeco 3, Inc., 2.000%, 1/15/2030	666,161	0.2
1,335,000	Snap, Inc., 0.500%, 5/1/2030	1,091,029	0.2
		2,886,500	0.6
	Consumer, Non-cyclical: 2.0%
815,923	Bridgebio Pharma, Inc., 1.750%, 3/1/2031	1,374,422	0.3
2,347,000	Global Payments, Inc., 1.500%, 3/1/2031	2,112,300	0.5
1,959,000	Haemonetics Corp., 2.500%, 6/1/2029	1,989,952	0.4
809,000	Jazz Investments I Ltd., 3.125%, 9/15/2030	1,379,952	0.3
611,000	Merit Medical Systems, Inc., 3.000%, 2/1/2029	659,269	0.1
2,000,000 (3)	Zoetis, Inc., 0.250%, 6/15/2029	1,820,068	0.4
		9,335,963	2.0
	Energy: 0.2%
933,000	Northern Oil and Gas, Inc., 3.625%, 4/15/2029	896,240	0.2

	Financials: 0.6%
1,476,000 (3)	Federal Realty OP L.P., 3.250%, 1/15/2029	1,628,766	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
CONVERTIBLE BONDS/NOTES: (continued)
	Financials: (continued)
513,000 (3)	Healthcare Realty Holdings L.P., 3.000%, 1/15/2032	$527,620	0.1
846,000 (3)	Kimco Realty OP LLC, 3.500%, 6/15/2031	863,555	0.2
		3,019,941	0.6
	Industrials: 0.4%
1,830,000 (3)	JBT Marel Corp., 0.375%, 9/15/2030	1,855,993	0.4

	Technology: 0.9%
950,000	Box, Inc., 1.500%, 9/15/2029	929,575	0.2
2,788,000 (2)	Microchip Technology, Inc., 0.750%, 6/1/2030	3,072,049	0.7
		4,001,624	0.9
	Utilities: 2.2%
893,000 (3)	CenterPoint Energy, Inc., 2.875%, 5/15/2029	899,655	0.2
2,341,000 (3)	CenterPoint Energy, Inc., 3.000%, 8/1/2028	2,490,239	0.5
1,649,000 (3)	CMS Energy Corp., 3.125%, 5/1/2031	1,680,331	0.4
1,923,000	FirstEnergy Corp., 3.875%, 1/15/2031	2,137,318	0.5
1,380,000	PPL Capital Funding, Inc., 2.875%, 3/15/2028	1,568,025	0.3
1,179,000 (3)	PPL Capital Funding, Inc., 3.000%, 12/1/2030	1,200,281	0.3
		9,975,849	2.2
	Total Convertible Bonds/Notes
	(Cost $30,164,464)	31,972,110	6.9

EQUITY-LINKED NOTES: 2.6%
	Financials: 2.6%
2,337,000 (5)(6)	GS Finance Corp., EMTS, 0.510%, 5/9/2033	2,257,075	0.5
2,757,000 (5)(6)	GS Finance Corp. 0003, 0003, 0.000% ((Guarantor: The Goldman Sachs Group, Inc.) Exchangeable Basket (Basket of 5 Common Stocks)), 7/30/2029	3,624,903	0.8
2,610,000 (5)(6)	GS Finance Corp. 000E, 000E, 0.000% ((Guarantor: The Goldman Sachs Group, Inc.) Exchangeable Basket (Basket of 4 Common Stocks)), 3/3/2032	4,143,636	0.9

See Accompanying Notes to Financial Statements

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
EQUITY-LINKED NOTES: (continued)
	Financials: (continued)
2,336,000 (5)(6)	GS Finance Corp. DMTM, DMTM, 0.810%, 5/31/2033	$2,208,922	0.4
		12,234,536	2.6
	Total Equity-Linked Notes
	(Cost $10,040,000)	12,234,536	2.6

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.2%
	Federal National Mortgage Association: 0.2%(7)
915,000	6.625%, 11/15/2030	1,002,849	0.2

	Total U.S. Government Agency Obligations
	(Cost $962,396)	1,002,849	0.2

MUNICIPAL BONDS: 0.1%
	Georgia: 0.1%
297,000	Municipal Electric Authority of Georgia, 6.655%, 4/1/2057	319,173	0.1
	Total Municipal Bonds
	(Cost $297,000)	319,173	0.1

	Total Long-Term Investments
	(Cost $364,172,014)	444,705,868	95.9

SHORT-TERM INVESTMENTS: 4.9%
	Repurchase Agreements: 0.8%
602,114 (8)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 6/30/2026, 3.640%, due 7/1/2026 (Repurchase Amount $602,174, collateralized by various U.S. Government Securities, 2.125%-4.125%, Market Value plus accrued interest $614,156, due 06/30/27-01/15/35)	602,114	0.2
1,000,000 (8)	Jefferies LLC, Repurchase Agreement dated 6/30/2026, 3.650%, due 7/1/2026 (Repurchase Amount $1,000,100, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $1,020,000, due 12/17/26-05/15/51)	1,000,000	0.2

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (8)	State of Wisconsin Investment Board, Repurchase Agreement dated 6/30/2026, 3.760%, due 7/1/2026 (Repurchase Amount $1,000,103, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,017,654, due 01/15/28-02/15/56)	$1,000,000	0.2
1,000,000 (8)	TD Securities (USA) Inc., Repurchase Agreement dated 6/30/2026, 3.650%, due 7/1/2026 (Repurchase Amount $1,000,100, collateralized by various U.S. Government Agency Obligations, 4.500%-6.000%, Market Value plus accrued interest $1,020,000, due 10/20/54-05/20/56)	1,000,000	0.2
	Total Repurchase Agreements
	(Cost $3,602,114)	3,602,114	0.8

			Percentage
			of Net
Shares	RA	Value	Assets
	Mutual Funds: 4.1%
18,916,374 (9)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.540%
	(Cost $18,916,374)	$18,916,374	4.1

	Total Short-Term Investments
	(Cost $22,518,488)	22,518,488	4.9
	Total Investments in Securities
	(Cost $386,690,502)	$467,224,356	100.8
	Liabilities in Excess of Other Assets	(3,697,599)	-0.8
	Net Assets	$463,526,757	100.0

See Accompanying Notes to Financial Statements

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Variable rate security. Rate shown is the rate in effect as of June 30, 2026.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2026, if applicable.
(7)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(8)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(9)	Rate shown is the 7-day yield as of June 30, 2026.

See Accompanying Notes to Financial Statements

VY® Invesco	PORTFOLIO OF INVESTMENTS
Equity and Income Portfolio	as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Signiﬁcant Other	Signiﬁcant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Common Stock
Communication Services	$21,227,381	$—	$—	$21,227,381
Consumer Discretionary	19,560,972	—	—	19,560,972
Consumer Staples	25,825,511	—	—	25,825,511
Energy	17,976,682	2,610,013	—	20,586,695
Financials	51,044,208	—	—	51,044,208
Health Care	41,604,729	3,229,718	—	44,834,447
Industrials	38,010,292	2,866,077	—	40,876,369
Information Technology	49,204,026	—	—	49,204,026
Materials	7,313,110	—	—	7,313,110
Real Estate	6,767,480	—	—	6,767,480
Utilities	12,087,821	—	—	12,087,821
Total Common Stock	290,622,212	8,705,808	—	299,328,020
Convertible Bonds/Notes	—	31,972,110	—	31,972,110
Corporate Bonds/Notes	—	63,623,355	—	63,623,355
Equity-Linked Notes	—	—	12,234,536	12,234,536
Municipal Bonds	—	319,173	—	319,173
Short-Term Investments	18,916,374	3,602,114	—	22,518,488
U.S. Government Agency Obligations	—	1,002,849	—	1,002,849
U.S. Treasury Obligations	—	36,225,825	—	36,225,825
Total Investments, at fair value	$309,538,586	$145,451,234	$12,234,536	$467,224,356
Other Financial Instruments+
Forward Foreign Currency Contracts	—	221	—	221
Futures	1,644	—	—	1,644
Total Assets	$309,540,230	$145,451,455	$12,234,536	$467,226,221
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(19,301)	$—	$(19,301)
Total Liabilities	$—	$(19,301)	$—	$(19,301)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that signifiicant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2026, the following forward foreign currency contracts were outstanding for VY® Invesco Equity and Income Portfolio:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
GBP	31,237	USD	41,222	The Bank of New York Mellon	07/31/26	$212
GBP	24,434	USD	32,401	The Bank of New York Mellon	07/31/26	8
USD	56,071	EUR	49,011	The Bank of New York Mellon	07/31/26	1
USD	2,001,184	GBP	1,515,675	The Bank of New York Mellon	07/31/26	(9,238)
USD	2,366,906	EUR	2,077,704	The Bank of New York Mellon	07/31/26	(10,063)
						$(19,080)

See Accompanying Notes to Financial Statements

VY® Invesco	PORTFOLIO OF INVESTMENTS
Equity and Income Portfolio	as of June 30, 2026 (Unaudited) (continued)

At June 30, 2026, the following futures contracts were outstanding for VY® Invesco Equity and Income Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
U.S. Treasury 5-Year Note	8	09/30/26	$856,375	$1,644
			$856,375	$1,644

Currency Abbreviations	Currency Abbreviations:
EUR — EU Euro	GBP — British Pound
USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$221
Interest rate contracts	Variation margin receivable on futures contracts*	1,644
Total Asset Derivatives		$1,865
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$19,301
Total Liability Derivatives		$19,301

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

	Forward
	foreign
	currency
Derivatives not accounted for as hedging instruments	contracts	Futures	Total
Foreign exchange contracts	$16,219	$—	$16,219
Interest rate contracts	—	(22,016)	(22,016)
Total	$16,219	$(22,016)	$(5,797)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

	Forward
	foreign
	currency
Derivatives not accounted for as hedging instruments	contracts	Futures	Total
Foreign exchange contracts	$129,745	$—	$129,745
Interest rate contracts	—	2,347	2,347
Total	$129,745	$2,347	$132,092

See Accompanying Notes to Financial Statements

VY® Invesco	PORTFOLIO OF INVESTMENTS
Equity and Income Portfolio	as of June 30, 2026 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2026:

The Bank
of New York
Mellon
Assets:
Forward foreign currency contracts	$221
Total Assets	$221
Liabilities:
Forward foreign currency contracts	$19,301
Total Liabilities	$19,301
Net OTC derivative instruments by counterparty, at fair value	$(19,080)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—
Net Exposure(1)	$(19,080)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2026:

Equity-Linked
Notes*
Beginning balance at December 31, 2025	$10,533,228
Purchases	10,040,000
Sales	(12,416,359)
Accrued discounts/(premiums)	36,204
Total realized gain (loss)	4,325,933
Net change in unrealized appreciation (depreciation)**	(284,470)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance at June 30, 2026	$12,234,536
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of June 30, 2026**	$(284,470)

*	Securities categorized as Level 3 were fair valued based on a single quotation obtained from a broker. The Portfolio does not have access to the unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

**	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at June 30, 2026 may be due to securities no longer held or categorized as Level 3 at period end.

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $390,075,511.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$91,511,315
Gross Unrealized Depreciation	(14,351,700)
Net Unrealized Appreciation	$77,159,615

See Accompanying Notes to Financial Statements

VY® JPMorgan	PORTFOLIO OF INVESTMENTS
Mid Cap Value Portfolio	as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 98.0%
	Communication Services: 1.9%
4,755 (1)	Charter Communications, Inc. - Class A	$676,209	0.4
39,035	Omnicom Group, Inc.	2,842,919	1.5
		3,519,128	1.9
	Consumer Discretionary: 7.8%
603 (1)	AutoZone, Inc.	1,927,152	1.0
7,706	Darden Restaurants, Inc.	1,587,513	0.8
81,504	Ford Motor Co.	1,132,906	0.6
10,370	Genuine Parts Co.	1,223,453	0.6
5,931 (1)	Lululemon Athletica, Inc.	677,202	0.4
8,177 (1)	Mohawk Industries, Inc.	992,115	0.5
4,045	Ralph Lauren Corp.	1,623,703	0.9
4,018	Ross Stores, Inc.	855,231	0.4
4,167	Royal Caribbean Cruises Ltd.	1,323,147	0.7
7,601	Toll Brothers, Inc.	1,252,265	0.7
40,600	Tractor Supply Co.	1,283,366	0.7
1,988 (1)	Ulta Beauty, Inc.	896,548	0.5
		14,774,601	7.8
	Consumer Staples: 3.7%
142,947	Albertsons Cos., Inc. - Class A	1,934,073	1.0
7,129	Hershey Co.	1,250,783	0.7
37,430	Keurig Dr Pepper, Inc.	1,225,084	0.7
18,218	Molson Coors Beverage Co. - Class B	709,773	0.4
11,675 (1)	Post Holdings, Inc.	1,030,436	0.5
8,221 (1)	US Foods Holding Corp.	840,597	0.4
		6,990,746	3.7
	Energy: 6.4%
28,958	Baker Hughes Co.	1,607,169	0.9
9,436	Cheniere Energy, Inc.	2,255,298	1.2
37,414	Devon Energy Corp.	1,545,946	0.8
6,569	Diamondback Energy, Inc.	1,154,699	0.6
32,780	EQT Corp.	1,742,913	0.9
72,732	Kinder Morgan, Inc.	2,325,242	1.2
5,682	Marathon Petroleum Corp.	1,452,717	0.8
		12,083,984	6.4
	Financials: 14.6%
6,661	Ameriprise Financial, Inc.	3,055,800	1.6
16,366 (1)	Arch Capital Group Ltd.	1,588,484	0.9
26,048	Brown & Brown, Inc.	1,670,979	0.9
79,556	Fidelity National Information Services, Inc.	3,093,137	1.6

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,388	First Citizens BancShares, Inc. - Class A	$2,888,137	1.5
18,479	Hartford Financial Services Group, Inc.	2,448,837	1.3
23,645	Loews Corp.	2,676,850	1.4
12,768	M&T Bank Corp.	3,038,912	1.6
67,520	MGIC Investment Corp.	1,904,064	1.0
17,103	Nasdaq, Inc.	1,348,059	0.7
13,746	Raymond James Financial, Inc.	2,089,804	1.1
8,498	State Street Corp.	1,441,261	0.8
5,425	W.R. Berkley Corp.	382,625	0.2
		27,626,949	14.6
	Health Care: 11.9%
8,247	Becton Dickinson and Co.	1,248,019	0.7
8,848	Cencora, Inc.	2,503,807	1.3
2,572	Chemed Corp.	1,197,883	0.6
46,571	GE HealthCare Technologies, Inc.	2,981,010	1.6
25,100 (1)	Globus Medical, Inc. - Class A	1,983,151	1.0
27,320 (1)	Henry Schein, Inc.	2,281,766	1.2
3,646	Humana, Inc.	1,448,264	0.8
22,738 (1)	IQVIA Holdings, Inc.	4,393,436	2.3
6,859 (1)	Jazz Pharmaceuticals PLC	1,652,813	0.9
13,388	Quest Diagnostics, Inc.	2,837,587	1.5
		22,527,736	11.9
	Industrials: 17.8%
5,966	Acuity Brands, Inc.	2,247,154	1.2
13,233	AMETEK, Inc.	3,201,592	1.7
20,788	Delta Air Lines, Inc.	1,947,004	1.0
12,480	Dover Corp.	2,799,014	1.5
6,647	Ferguson Enterprises, Inc.	1,577,533	0.8
7,043 (1)	FTI Consulting, Inc.	1,049,478	0.6
3,981	Hubbell, Inc.	2,082,859	1.1
8,894	ITT, Inc.	1,758,878	0.9
7,810	JB Hunt Transport Services, Inc.	2,260,448	1.2
4,910	L3Harris Technologies, Inc.	1,426,797	0.8
8,105	Lincoln Electric Holdings, Inc.	2,151,959	1.1
18,281	Masco Corp.	1,487,525	0.8
14,930 (1)	Middleby Corp.	2,568,109	1.4
3,431	Nordson Corp.	1,035,098	0.5
8,470	Owens Corning	1,346,391	0.7
1,352	United Rentals, Inc.	1,531,667	0.8
21,587	Veralto Corp.	1,914,335	1.0
3,103	Woodward, Inc.	1,320,140	0.7
		33,705,981	17.8
	Information Technology: 10.9%
19,481	CDW Corp.	2,739,808	1.5

See Accompanying Notes to Financial Statements

VY® JPMorgan	PORTFOLIO OF INVESTMENTS
Mid Cap Value Portfolio	as of June 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
36,088	Cognizant Technology Solutions Corp. - Class A	$1,397,688	0.7
6,532 (1)	GoDaddy, Inc. - Class A	554,436	0.3
33,650	Hewlett Packard Enterprise Co.	1,517,952	0.8
6,530	Jabil, Inc.	2,517,184	1.3
9,256	MKS Instruments, Inc.	4,117,069	2.2
13,073 (1)	ON Semiconductor Corp.	1,235,921	0.7
2,109 (1)	Teledyne Technologies, Inc.	1,406,492	0.7
4,220 (1)	Workday, Inc. - Class A	516,612	0.3
9,544 (1)	Zebra Technologies Corp. - Class A	2,512,554	1.3
23,175 (1)	Zoom Video Communications, Inc. - Class A	2,000,234	1.1
		20,515,950	10.9
	Materials: 8.1%
6,878	Alcoa Corp.	358,619	0.2
28,076	Ball Corp.	1,751,942	0.9
12,906	Crown Holdings, Inc.	1,443,149	0.8
7,433	DuPont de Nemours, Inc.	1,008,212	0.5
16,100	LyondellBasell Industries NV - Class A	847,665	0.4
2,999	Martin Marietta Materials, Inc.	1,729,523	0.9
7,395	Packaging Corp. of America	1,762,081	0.9
18,144	RPM International, Inc.	2,016,706	1.1
72,041	Silgan Holdings, Inc.	3,341,982	1.8
4,735	Steel Dynamics, Inc.	1,086,493	0.6
		15,346,372	8.1
	Real Estate: 7.7%
10,193	AvalonBay Communities, Inc.	1,923,317	1.0
11,860 (1)	CBRE Group, Inc. - Class A	1,597,424	0.9
18,337	Crown Castle, Inc.	1,388,661	0.7
17,963	Gaming and Leisure Properties, Inc.	799,892	0.4
153,443	Healthpeak Properties, Inc.	3,283,680	1.7
5,662	Public Storage	1,802,271	1.0
20,262	Regency Centers Corp.	1,615,692	0.9
11,971	SBA Communications Corp.	2,112,403	1.1
		14,523,340	7.7
	Utilities: 7.2%
30,748	CMS Energy Corp.	2,352,222	1.2
22,348	Essential Utilities, Inc.	856,152	0.5
45,558	NiSource, Inc.	2,166,283	1.2
116,533	PG&E Corp.	1,960,085	1.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Utilities: (continued)
19,122	Sempra Energy	$1,772,801	0.9
19,737	WEC Energy Group, Inc.	2,304,689	1.2
28,199	Xcel Energy, Inc.	2,264,380	1.2
		13,676,612	7.2
	Total Common Stock
	(Cost $163,344,763)	185,291,399	98.0

SHORT-TERM INVESTMENTS: 3.3%

			Percentage
			of Net
Shares	RA	Value	Assets
	Mutual Funds: 3.3%
6,326,420 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.540%
	(Cost $6,326,420)	$6,326,420	3.3
	Total Short-Term Investments
	(Cost $6,326,420)	6,326,420	3.3
	Total Investments in Securities
	(Cost $169,671,183)	$191,617,819	101.3
	Liabilities in Excess of Other Assets	(2,524,412)	(1.3)
	Net Assets	$189,093,407	100.0

(1)        Non-income producing security.

(2)        Rate shown is the 7-day yield as of June 30, 2026

See Accompanying Notes to Financial Statements

VY® JPMorgan	PORTFOLIO OF INVESTMENTS
Mid Cap Value Portfolio	as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Common Stock*	$185,291,399	$—	$—	$185,291,399
Short-Term Investments	6,326,420	—	—	6,326,420
Total Investments, at fair value	$191,617,819	$—	$—	$191,617,819

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $169,986,440.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$28,872,085
Gross Unrealized Depreciation	(7,240,705)
Net Unrealized Appreciation	$21,631,380

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Diversified	PORTFOLIO OF INVESTMENTS
Mid Cap Growth Portfolio	as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 99.8%
	Communication Services: 4.6%
64,054 (1)(2)	AST SpaceMobile, Inc.	$5,691,839	0.6
7,714 (2)	EchoStar Corp. - Class A	782,971	0.1
27,000 (2)	Liberty Media Corp.-Liberty Formula One - Class C, Tracking Stock	2,568,780	0.3
45,040 (2)	Live Nation Entertainment, Inc.	8,247,274	0.8
38,018 (2)	Reddit, Inc. - Class A	6,599,164	0.7
147,964 (2)	ROBLOX Corp. - Class A	8,046,282	0.8
38,556 (2)	Take-Two Interactive Software, Inc.	9,638,229	1.0
14,379	TKO Group Holdings, Inc.	2,894,637	0.3
		44,469,176	4.6

	Consumer Discretionary: 11.9%
38,147 (2)	Amer Sports, Inc.	1,290,895	0.1
250 (2)	AutoZone, Inc.	798,985	0.1
26,067 (1)(2)	Birkenstock Holding PLC	1,121,663	0.1
6,172 (2)	Boot Barn Holdings, Inc.	1,013,874	0.1
22,265 (2)	Burlington Stores, Inc.	7,053,552	0.7
24,586 (2)	Carvana Co.	1,618,251	0.2
35,562 (2)	Cava Group, Inc.	2,790,906	0.3
77,416 (2)	Chewy, Inc. - Class A	1,521,224	0.2
207,824 (2)	Chipotle Mexican Grill, Inc.	7,066,016	0.7
9,900	Churchill Downs, Inc.	887,436	0.1
189,792 (2)	Coupang, Inc.	3,296,687	0.3
30,049	Darden Restaurants, Inc.	6,190,395	0.6
10,127 (2)	Deckers Outdoor Corp.	1,005,510	0.1
3,839	Domino's Pizza, Inc.	1,136,498	0.1
42,999 (2)	Dutch Bros, Inc. - Class A	3,087,758	0.3
13,931	eBay, Inc.	1,556,789	0.2
30,744	Expedia Group, Inc.	7,866,775	0.8
6,300	Hyatt Hotels Corp. - Class A	1,221,192	0.1
72,905	Las Vegas Sands Corp.	3,367,482	0.3
11,720 (2)	Modine Manufacturing Co.	3,129,474	0.3
7,086	Murphy USA, Inc.	3,818,433	0.4
23,218 (2)	Ollie's Bargain Outlet Holdings, Inc.	1,785,000	0.2
48,720 (2)	On Holding AG - Class A	1,725,662	0.2
6,710	Ralph Lauren Corp.	2,693,461	0.3
7,132	Ross Stores, Inc.	1,518,046	0.2
32,497	Royal Caribbean Cruises Ltd.	10,318,772	1.1
12,027	Service Corp. International	913,571	0.1
9,843 (2)	SharkNinja, Inc.	1,498,794	0.2
56,213	Tapestry, Inc.	8,228,459	0.9

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
23,193	Tempur Sealy International, Inc.	$1,818,331	0.2
17,867	Texas Roadhouse, Inc.	3,452,440	0.4
6,173 (2)	Ulta Beauty, Inc.	2,783,900	0.3
85,496 (2)	Valvoline, Inc.	3,380,512	0.3
45,990 (2)	Viking Holdings Ltd.	4,813,773	0.5
15,052 (2)	Wayfair, Inc. - Class A	1,391,106	0.1
6,331	Williams-Sonoma, Inc.	1,475,756	0.1
8,537	Wingstop, Inc.	1,480,401	0.2
30,399	Yum! Brands, Inc.	4,859,584	0.5
		114,977,363	11.9

	Consumer Staples: 1.8%
5,934	Casey's General Stores, Inc.	4,716,284	0.5
48,813 (2)	Celsius Holdings, Inc.	1,429,245	0.1
7,129	Dollar General Corp.	820,619	0.1
16,849	Estee Lauder Cos., Inc. - Class A	1,330,229	0.1
8,700 (2)	Freshpet, Inc.	514,344	0.1
16,482	McCormick & Co., Inc.	831,023	0.1
12,014 (2)	Performance Food Group Co.	1,343,045	0.1
34,144	Primo Brands Corp. - Class A	834,479	0.1
18,080 (2)	Sprouts Farmers Market, Inc.	1,529,206	0.2
39,837 (2)	US Foods Holding Corp.	4,073,333	0.4
		17,421,807	1.8

	Energy: 3.7%
14,049	Cameco Corp.	1,431,031	0.2
9,325	Cheniere Energy, Inc.	2,228,768	0.2
6,874	Diamondback Energy, Inc.	1,208,312	0.1
15,871	EQT Corp.	843,861	0.1
15,107	HF Sinclair Corp.	1,052,202	0.1
13,882	Marathon Petroleum Corp.	3,549,211	0.4
20,300	Ovintiv, Inc.	1,068,795	0.1
51,077	Permian Resources Corp. - Class A	940,328	0.1
54,129	Targa Resources Corp.	14,514,150	1.5
32,959	TechnipFMC PLC	2,185,182	0.2
14,104	Texas Pacific Land Corp.	6,172,474	0.6
80,889 (2)	Uranium Energy Corp.	862,277	0.1
		36,056,591	3.7

	Financials: 5.0%
17,764 (2)	Affirm Holdings, Inc.	1,448,654	0.1
4,768	Allstate Corp.	1,134,498	0.1
3,603	Ameriprise Financial, Inc.	1,652,912	0.2
8,694 (1)	Ares Management Corp. - Class A	967,729	0.1
6,801	Arthur J Gallagher & Co.	1,561,306	0.2
11,031 (2)	Block, Inc.	838,356	0.1

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Diversified	PORTFOLIO OF INVESTMENTS
Mid Cap Growth Portfolio	as of June 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
2,782	Cboe Global Markets, Inc.	$675,108	0.1
11,770 (2)	Corpay, Inc.	3,922,588	0.4
11,531	East West Bancorp, Inc.	1,488,537	0.2
11,424	Global Payments, Inc.	828,925	0.1
12,250	Globe Life, Inc.	2,188,830	0.2
6,690	Hanover Insurance Group, Inc.	1,432,463	0.1
20,044	Lazard, Inc.	840,645	0.1
11,131	LPL Financial Holdings, Inc.	3,135,380	0.3
3,872	MSCI, Inc.	2,168,475	0.2
10,115	Nasdaq, Inc.	797,264	0.1
135,527 (2)	Robinhood Markets, Inc. - Class A	13,590,648	1.4
48,638 (2)	Rocket Cos., Inc. - Class A	766,049	0.1
30,560	SLM Corp.	792,726	0.1
17,304	StepStone Group, Inc. - Class A	715,693	0.1
14,275	Stifel Financial Corp.	995,967	0.1
116,555 (2)	Toast, Inc. - Class A	3,242,560	0.3
15,815	Tradeweb Markets, Inc. - Class A	1,576,123	0.2
14,963	Virtu Financial, Inc. - Class A	891,346	0.1
		47,652,782	5.0

	Health Care: 13.3%
35,921 (2)	Alnylam Pharmaceuticals, Inc.	10,813,299	1.1
1,598 (2)	Argenx SE, ADR	1,482,576	0.2
10,263 (2)	Arrowhead Pharmaceuticals, Inc.	836,537	0.1
5,346 (2)	Ascendis Pharma A/S	1,425,885	0.1
3,924 (2)	Axsome Therapeutics, Inc.	960,477	0.1
3,591 (2)	BeiGene Ltd., ADR	1,023,327	0.1
12,342 (2)	Bridgebio Pharma, Inc.	919,232	0.1
36,000 (2)	BrightSpring Health Services, Inc.	2,510,640	0.3
34,000	Cardinal Health, Inc.	8,077,040	0.8
51,388	Cencora, Inc.	14,541,776	1.5
18,041 (2)	Centene Corp.	1,158,052	0.1
15,461 (2)	CG oncology, Inc.	1,098,504	0.1
4,317 (2)	Charles River Laboratories International, Inc.	979,052	0.1
25,200 (2)	Cogent Biosciences, Inc.	975,240	0.1
11,798 (2)	Cytokinetics, Inc.	1,005,072	0.1
4,069 (2)	DaVita, Inc.	905,271	0.1
103,486 (2)	Dexcom, Inc.	6,969,782	0.7
9,818 (2)	Edwards Lifesciences Corp.	888,136	0.1
43,975 (2)	Elanco Animal Health, Inc.	1,082,225	0.1
22,911	Encompass Health Corp.	2,315,844	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
9,800 (2)	Glaukos Corp.	$1,369,648	0.1
25,769 (2)	Guardant Health, Inc.	3,866,123	0.4
8,300 (2)	HealthEquity, Inc.	749,656	0.1
18,277 (2)	IDEXX Laboratories, Inc.	9,621,744	1.0
54,560 (2)	Insmed, Inc.	5,817,187	0.6
8,997 (2)	Insulet Corp.	1,369,793	0.1
42,530 (2)	Ionis Pharmaceuticals, Inc.	3,372,204	0.3
3,171 (2)	Krystal Biotech, Inc.	1,178,566	0.1
21,058 (2)	Kymera Therapeutics, Inc.	2,414,721	0.3
1,664 (2)	Madrigal Pharmaceuticals, Inc.	893,485	0.1
19,798 (2)	Medline, Inc. - Class A	780,833	0.1
7,444 (2)	Medpace Holdings, Inc.	3,942,268	0.4
725 (2)	Mettler-Toledo International, Inc.	926,195	0.1
8,023 (2)	Mirum Pharmaceuticals, Inc.	939,253	0.1
34,004 (2)	Natera, Inc.	9,230,386	1.0
2,696 (2)	Praxis Precision Medicines, Inc.	902,594	0.1
7,004	Quest Diagnostics, Inc.	1,484,498	0.2
12,601 (2)	RadNet, Inc.	777,104	0.1
5,886 (2)	Repligen Corp.	803,086	0.1
40,822 (2)	Revolution Medicines, Inc.	7,645,144	0.8
9,347 (2)	Rhythm Pharmaceuticals, Inc.	1,037,797	0.1
40,300 (1)(2)	Summit Therapeutics, Inc.	587,171	0.1
7,545 (2)	Tenet Healthcare Corp.	1,411,519	0.1
1,400 (2)	United Therapeutics Corp.	758,562	0.1
21,911 (2)	Vaxcyte, Inc.	1,273,686	0.1
5,371 (2)	Veeva Systems, Inc. - Class A	953,191	0.1
39,540 (2)	Waystar Holding Corp.	811,756	0.1
4,705	West Pharmaceutical Services, Inc.	1,689,095	0.2
16,130 (2)	Xenon Pharmaceuticals, Inc.	973,607	0.1
10,571	Zoetis, Inc.	759,632	0.1
		128,308,471	13.3

	Industrials: 22.1%
13,639	AAON, Inc.	1,730,244	0.2
28,303 (2)	API Group Corp.	1,198,632	0.1
3,280	Applied Industrial Technologies, Inc.	1,109,132	0.1
32,571 (1)(2)	Arxis, Inc. - Class A	1,502,826	0.2
33,331 (2)	ATI, Inc.	6,569,540	0.7
22,782 (2)	Axon Enterprise, Inc.	12,771,817	1.3
4,284 (2)	Bloom Energy Corp. - Class A	1,296,767	0.1
20,632	Booz Allen Hamilton Holding Corp.	1,251,743	0.1

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Diversified	PORTFOLIO OF INVESTMENTS
Mid Cap Growth Portfolio	as of June 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
6,120	Broadridge Financial Solutions, Inc.	$838,134	0.1
20,480	BWX Technologies, Inc.	3,986,432	0.4
2,115 (2)	CACI International, Inc. - Class A	979,795	0.1
8,637	Carpenter Technology Corp.	5,327,647	0.6
10,343	Comfort Systems USA, Inc.	20,499,309	2.1
20,557 (2)	Core & Main, Inc. - Class A	991,875	0.1
5,350	Curtiss-Wright Corp.	4,054,016	0.4
18,108	Delta Air Lines, Inc.	1,695,995	0.2
11,435	EMCOR Group, Inc.	9,489,678	1.0
12,778	Esab Corp.	1,260,294	0.1
19,100 (2)	ExlService Holdings, Inc.	493,926	0.1
242,508	Fastenal Co.	11,647,659	1.2
7,715	Ferguson Enterprises, Inc.	1,831,001	0.2
27,358	FTAI Aviation Ltd.	7,401,160	0.8
19,141	GFL Environmental, Inc.	704,197	0.1
20,400 (2)	GXO Logistics, Inc.	1,034,280	0.1
25,827	HEICO Corp.	9,199,319	1.0
3,877	Hubbell, Inc.	2,028,446	0.2
14,804 (1)(2)	Innio NV	585,498	0.1
7,542	John Bean Technologies Corp.	1,093,590	0.1
20,317 (2)	Karman Holdings, Inc.	1,014,225	0.1
9,845 (2)	Kratos Defense & Security Solutions, Inc.	490,872	0.1
4,180	Lennox International, Inc.	2,394,931	0.2
21,200	Leonardo DRS, Inc.	904,604	0.1
17,985 (2)	Loar Holdings, Inc.	1,449,771	0.2
22,244 (1)(2)	Madison Air Solutions Corp. - Class A	867,516	0.1
16,686 (2)	MasTec, Inc.	6,942,377	0.7
7,922 (2)	Middleby Corp.	1,362,663	0.1
8,565	Mueller Industries, Inc.	1,052,895	0.1
7,216 (2)	Nextracker, Inc. - Class A	859,714	0.1
12,804	nVent Electric PLC	2,171,686	0.2
8,466	Old Dominion Freight Line, Inc.	1,833,736	0.2
15,309	Paychex, Inc.	1,505,334	0.2
12,735 (2)	Paylocity Holding Corp.	1,331,190	0.1
63,485 (2)	Planet Labs PBC	2,103,258	0.2
11,024	Powell Industries, Inc.	3,156,833	0.3
3,610 (2)	RBC Bearings, Inc.	2,325,057	0.2
142,017 (2)	Rocket Lab Corp.	14,436,028	1.5
19,746	Rockwell Automation, Inc.	9,775,850	1.0
50,572 (2)	Standardaero, Inc.	1,512,609	0.2
19,795 (2)	Symbotic, Inc.	889,785	0.1
26,800	Tetra Tech, Inc.	774,252	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
47,032	UL Solutions, Inc. - Class A	$4,790,680	0.5
10,700 (2)	United Airlines Holdings, Inc.	1,455,093	0.2
3,097	United Rentals, Inc.	3,508,560	0.4
10,024	Veralto Corp.	888,928	0.1
7,813	Verisk Analytics, Inc.	1,402,668	0.1
12,533 (2)	Vicor Corp.	4,759,783	0.5
4,700	Westinghouse Air Brake Technologies Corp.	1,267,120	0.1
13,876	Woodward, Inc.	5,903,405	0.6
9,169	WW Grainger, Inc.	12,473,508	1.3
20,735 (2)	XPO, Inc.	4,256,688	0.4
		212,434,571	22.1

	Information Technology: 31.3%
2,349	Advanced Energy Industries, Inc.	875,872	0.1
15,409 (2)	Allegro MicroSystems, Inc.	1,072,775	0.1
5,335 (2)	Appfolio, Inc. - Class A	855,467	0.1
42,444 (2)	Astera Labs, Inc.	20,501,301	2.1
14,085 (2)	Atlassian Corp. - Class A	1,095,672	0.1
42,861 (2)	Autodesk, Inc.	8,333,036	0.9
9,030 (2)	AXT, Inc.	650,882	0.1
16,178	Belden, Inc.	1,939,904	0.2
7,602	CDW Corp.	1,069,145	0.1
15,307 (2)	Celestica, Inc.	5,583,994	0.6
2,486 (1)(2)	Cerebras Systems, Inc. - Class A	549,406	0.1
91,960 (2)	Cloudflare, Inc. - Class A	22,555,949	2.3
13,693	Cognex Corp.	991,647	0.1
12,971 (2)	Coherent Corp.	5,116,670	0.5
65,285 (2)	CoreWeave, Inc. - Class A	6,498,469	0.7
39,657 (2)	Credo Technology Group Holding Ltd.	10,784,721	1.1
94,712 (2)	Datadog, Inc. - Class A	24,659,216	2.6
8,200 (2)	Descartes Systems Group, Inc.	567,768	0.1
26,410 (2)	DigitalOcean Holdings, Inc.	4,147,162	0.4
7,514	Entegris, Inc.	1,351,468	0.1
10,122 (2)	Fabrinet	5,689,374	0.6
2,715 (2)	Fair Isaac Corp.	3,243,828	0.3
5,363 (2)	Flex Ltd.	869,181	0.1
12,821 (2)	FormFactor, Inc.	2,050,463	0.2
12,128	GLOBALFOUNDRIES, Inc.	999,468	0.1
16,833 (2)	GoDaddy, Inc. - Class A	1,428,785	0.2
11,712 (2)	Guidewire Software, Inc.	1,441,162	0.2
5,707 (2)	HubSpot, Inc.	1,041,585	0.1
7,488 (2)	Hut 8 Corp.	864,452	0.1
6,500 (2)	Impinj, Inc.	930,995	0.1
6,564	InterDigital, Inc.	1,858,465	0.2

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Diversified	PORTFOLIO OF INVESTMENTS
Mid Cap Growth Portfolio	as of June 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
8,971	Jabil, Inc.	$3,458,141	0.4
14,955 (2)	JFrog Ltd.	1,359,110	0.1
25,218 (2)	Keysight Technologies, Inc.	8,828,065	0.9
44,819 (2)	Lattice Semiconductor Corp.	6,855,514	0.7
16,045 (2)	Lumentum Holdings, Inc.	13,767,573	1.4
17,214 (2)	MACOM Technology Solutions Holdings, Inc.	6,547,689	0.7
9,527 (2)	Manhattan Associates, Inc.	1,326,635	0.1
9,543 (2)	MaxLinear, Inc.	1,221,790	0.1
124,375	Microchip Technology, Inc.	11,343,000	1.2
2,867	MKS Instruments, Inc.	1,275,242	0.1
16,255 (2)	MongoDB, Inc.	5,460,055	0.6
1,711	Monolithic Power Systems, Inc.	2,365,218	0.2
1,992	Motorola Solutions, Inc.	827,258	0.1
11,933 (1)(2)	Nebius Group NV - Class A	3,295,537	0.3
21,521	NetApp, Inc.	3,330,590	0.3
30,500 (2)	Nutanix, Inc. - Class A	1,554,280	0.2
11,219 (2)	Okta, Inc.	1,530,833	0.2
14,630 (2)	ON Semiconductor Corp.	1,383,120	0.1
6,499 (2)	Onto Innovation, Inc.	2,459,547	0.3
15,200	Pegasystems, Inc.	455,544	0.1
32,189 (2)	Procore Technologies, Inc.	1,307,517	0.1
6,745 (2)	PTC, Inc.	766,299	0.1
60,490 (2)	Pure Storage, Inc. - Class A	4,766,007	0.5
25,573 (2)	Rambus, Inc.	3,394,560	0.4
27,409 (2)	Rubrik, Inc. - Class A	2,200,395	0.2
100,120 (2)	Samsara, Inc. - Class A	3,246,892	0.3
3,360 (2)	Sanmina Corp.	850,349	0.1
22,388 (2)	Semtech Corp.	3,623,498	0.4
6,931 (2)	SiTime Corp.	5,167,476	0.5
13,373 (1)	Skyworks Solutions, Inc.	906,689	0.1
65,685 (2)	Snowflake, Inc. - Class A	16,716,832	1.7
16,253	TD SYNNEX Corp.	4,345,077	0.5
5,800	TE Connectivity PLC	1,169,338	0.1
4,116 (2)	Teledyne Technologies, Inc.	2,744,960	0.3
32,787	Teradyne, Inc.	15,863,662	1.6
10,813 (2)	Tower Semiconductor Ltd.	2,818,300	0.3
15,564 (2)	TTM Technologies, Inc.	2,910,779	0.3
7,871 (2)	Twilio, Inc. - Class A	1,624,023	0.2
5,159 (2)	Tyler Technologies, Inc.	1,508,801	0.2
89,274 (2)	Viavi Solutions, Inc.	4,262,834	0.4

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
22,633 (2)	Zscaler, Inc.	$3,194,648	0.3
		301,651,959	31.3

	Materials: 2.1%
55,441 (2)	Almonty Industries, Inc.	918,103	0.1
68,685	Anglogold Ashanti PLC	5,555,930	0.6
7,858	CF Industries Holdings, Inc.	850,707	0.1
113,344	Kinross Gold Corp.	2,677,185	0.3
10,603	Louisiana-Pacific Corp.	834,032	0.1
16,673 (1)(2)	MP Materials Corp.	933,855	0.1
4,005	Packaging Corp. of America	954,312	0.1
9,387	Sensient Technologies Corp.	1,157,323	0.1
40,544	Solstice Advanced Materials, Inc.	3,592,198	0.4
10,495	Steel Dynamics, Inc.	2,408,183	0.2
		19,881,828	2.1

	Real Estate: 2.1%
12,958 (2)	CBRE Group, Inc. - Class A	1,745,313	0.2
10,745	Iron Mountain, Inc.	1,357,201	0.1
10,967	Lamar Advertising Co. - Class A	1,710,633	0.2
62,653	Simon Property Group, Inc.	14,012,343	1.5
12,734	Ventas, Inc.	1,130,779	0.1
		19,956,269	2.1

	Utilities: 1.9%
24,625 (1)	IDACORP, Inc.	3,725,762	0.4
26,344	NRG Energy, Inc.	3,847,805	0.4
69,111	Vistra Corp.	10,963,078	1.1
		18,536,645	1.9

	Total Common Stock
	(Cost $841,691,968)	961,347,462	99.8

PREFERRED STOCK: 0.0%
	Consumer Discretionary: 0.0%
32,438 (2)(3)(4)	Rappi, Inc. - Series E	576,423	0.0

	Total Preferred Stock
	(Cost $1,938,042)	576,423	0.0

	Total Long-Term Investments
	(Cost $843,630,010)	961,923,885	99.8

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Diversified	PORTFOLIO OF INVESTMENTS
Mid Cap Growth Portfolio	as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 1.8%
	Repurchase Agreements: 1.4%
1,553,315 (5)	Citigroup Global Markets Inc., Repurchase Agreement dated 06/30/2026, 3.640%, due 07/01/2026 (Repurchase Amount $1,553,470, collateralized by a U.S. Government Security, 4.125%, Market Value plus accrued interest $1,584,382, due 03/31/29)	$1,553,315	0.2
1,246,431 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,246,556, collateralized by various U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $1,271,360, due 04/07/28-06/20/56)	1,246,431	0.2
1,989,275 (5)	HSBC Securities (USA) Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,989,474, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.270%-7.000%, Market Value plus accrued interest $2,029,061, due 08/15/28-07/01/56)	1,989,275	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
3,167,732 (5)	Jefferies LLC, Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $3,168,049, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $3,231,087, due 12/17/26-05/15/51)	$3,167,732	0.3
1,093,896 (5)	Nomura Securities International, Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,094,005, collateralized by various U.S. Government/U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,115,916, due 05/01/31-05/01/56)	1,093,896	0.1
3,916,887 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2026, 3.760%, due 07/01/2026 (Repurchase Amount $3,917,290, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,986,036, due 01/15/28-02/15/56)	3,916,887	0.4
	Total Repurchase Agreements
	(Cost $12,967,536)	12,967,536	1.4

	Time Deposits: 0.3%
392,943 (5)	Credit Agricole Corporate and Investment Bank, 3.600%, 07/01/2026	392,943	0.1
392,943 (5)	DZ Bank AG, 3.610%, 07/01/2026	392,943	0.0

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Diversified	PORTFOLIO OF INVESTMENTS
Mid Cap Growth Portfolio	as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
392,943 (5)	Landesbank Hessen Thueringen Girozentrale, 3.630%, 07/01/2026	$392,943	0.0
392,943 (5)	Mizuho Bank Ltd., 3.620%, 07/01/2026	392,943	0.1
392,943 (5)	Royal Bank of Canada, 3.670%, 07/01/2026	392,943	0.0
392,943 (5)	Societe Generale S.A., 3.630%, 07/01/2026	392,943	0.0
392,943 (5)	Toronto-Dominion Bank, 3.630%, 07/01/2026	392,943	0.1
	Total Time Deposits
	(Cost $2,750,601)	2,750,601	0.3

	Mutual Funds: 0.1%		Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.1%
1,156,752 (6)	T. Rowe Price Government Reserve Fund, 3.720%
	(Cost $1,156,752)	$1,156,752	0.1

	Total Short-Term Investments
	(Cost $16,874,889)	16,874,889	1.8

	Total Investments in Securities
	(Cost $860,504,899)	$978,798,774	101.6
	Liabilities in Excess of Other Assets	(15,641,415)	(1.6)
	Net Assets	$963,157,359	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2026, the Portfolio held restricted securities with a fair value of $576,423 or 0.1% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2026.

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Diversified	PORTFOLIO OF INVESTMENTS
Mid Cap Growth Portfolio	as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Common Stock*	$961,347,462	$—	$—	$961,347,462
Preferred Stock	—	—	576,423	576,423
Short-Term Investments	1,156,752	15,718,137	—	16,874,889
Total Investments, at fair value	$962,504,214	$15,718,137	$576,423	$978,798,774

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2026, VY® T. Rowe Price Diversified Mid Cap Growth Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Rappi, Inc. - Series E	9/8/2020	$1,938,042	$576,423
		$1,938,042	$576,423

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $861,472,641.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$166,976,098
Gross Unrealized Depreciation	(49,649,965)
Net Unrealized Appreciation	$117,326,133

See Accompanying Notes to Financial Statements

Investment Adviser	Custodian
Voya Investments, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	The Bank of New York Mellon 240 Greenwich Street New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc. 103 Bellevue Parkway Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-VPI (0626)

Semi-Annual Financial Statements and Other Information

June 30, 2026

Classes ADV, I, R6, S, and S2

Voya Partners, Inc.

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■	Voya Solution Income Portfolio	■	Voya Solution 2055 Portfolio
■	Voya Solution Moderately Aggressive Portfolio	■	Voya Solution 2060 Portfolio
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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/variable-portfolio/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited)

	Voya Solution	Voya Solution	Voya Solution	Voya Solution
	Aggressive	Balanced	Conservative	Income
	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$228,963,980	$210,482,021	$80,825,475	$389,947,107
Investments in unaffiliated underlying funds at fair value**	–	–	7,425,570	88,286,206
Cash	110	101	62,272	457,965
Receivables:
Investments in affiliated underlying funds sold	620,682	591,083	150,937	165,198
Investments in unaffiliated underlying funds sold	–	–	5,217	6,719
Fund shares sold	20,524	19,778	290	22,437
Interest	8	10	174	968
Prepaid expenses	1,817	1,741	772	4,768
Reimbursement due from Investment Adviser	40,140	37,846	23,764	96,463
Other assets	16,201	17,826	10,539	53,242
Total assets	229,663,462	211,150,406	88,505,010	479,041,073

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	–	–	54	118
Payable for fund shares redeemed	641,207	610,861	165,249	212,320
Payable for investment management fees	33,492	30,821	14,454	93,406
Payable for distribution and shareholder service fees	2,861	7,532	4,070	130,877
Payable to directors under the deferred compensation plan (Note 6)	16,201	17,826	10,539	53,242
Payable for directors fees	544	513	227	1,227
Other accrued expenses and liabilities	62,864	60,046	29,919	106,035
Total liabilities	757,169	727,599	224,512	597,225
NET ASSETS	$228,906,293	$210,422,807	$88,280,498	$478,443,848

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$162,558,954	$167,531,466	$83,938,798	$459,556,409
Total distributable earnings	66,347,339	42,891,341	4,341,700	18,887,439
NET ASSETS	$228,906,293	$210,422,807	$88,280,498	$478,443,848

* Cost of investments in affiliated underlying funds	$193,904,677	$190,462,983	$78,484,109	$375,083,878
** Cost of investments in unaffiliated underlying funds	$—	$—	$7,441,673	$85,287,206

See Accompanying Notes to Financial Statements

 1

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited) (continued)

	Voya Solution	Voya Solution	Voya Solution	Voya Solution
	Aggressive	Balanced	Conservative	Income
	Portfolio	Portfolio	Portfolio	Portfolio
Class ADV
Net assets	$3,890,677	$10,242,716	$4,330,739	$185,863,860
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	226,232	957,429	391,398	16,303,536
Net asset value and redemption price per share	$17.20	$10.70	$11.06	$11.40

Class I
Net assets	$180,680,797	$151,849,238	$60,188,803	$34,614,035
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	10,051,413	13,364,338	5,349,797	2,935,692
Net asset value and redemption price per share	$17.98	$11.36	$11.25	$11.79

Class R6
Net assets	$40,418,080	$33,008,350	$14,745,461	n/a
Shares authorized	100,000,000	100,000,000	100,000,000	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	2,246,587	2,899,945	1,311,926	n/a
Net asset value and redemption price per share	$17.99	$11.38	$11.24	n/a

Class S
Net assets	$1,872,256	$14,119,686	$6,631,173	$248,483,490
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	106,117	1,293,235	597,284	21,306,793
Net asset value and redemption price per share	$17.64	$10.92	$11.10	$11.66

Class S2
Net assets	$2,044,483	$1,202,817	$2,384,322	$9,482,463
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	119,746	110,688	217,621	840,727
Net asset value and redemption price per share	$17.07	$10.87	$10.96	$11.28

See Accompanying Notes to Financial Statements

 2

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited)

	Voya Solution
	Moderately
	Aggressive	Voya Solution	Voya Solution	Voya Solution
	Portfolio	2030 Portfolio	2035 Portfolio	2040 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$90,462,266	$64,814,883	$557,337,609	$59,689,223
Investments in unaffiliated underlying funds at fair value**	–	13,650,731	87,223,907	8,526,416
Cash	44	75,266	375,012	51,450
Cash collateral for futures contracts	–	–	–	19,423
Receivables:
Investments in affiliated underlying funds sold	–	–	565,759	38,026
Fund shares sold	44,333	149,175	66,174	10,057
Interest	5	144	679	68
Prepaid expenses	569	667	5,310	544
Reimbursement due from Investment Adviser	8,914	19,734	159,749	16,759
Other assets	31,738	1,081	33,081	875
Total assets	90,547,869	78,711,681	645,767,280	68,352,841

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	20,495	135,640	–	–
Payable for investments in unaffiliated underlying funds purchased	–	11,348	1,736	8,784
Payable for fund shares redeemed	23,841	73	661,710	49,259
Variation margin payable on futures contracts	–	–	–	2,475
Payable for investment management fees	24,155	24,660	201,870	19,050
Payable for distribution and shareholder service fees	12,543	18,063	154,211	17,051
Payable to directors under the deferred compensation plan (Note 6)	31,738	1,081	33,081	875
Payable for directors fees	223	191	1,572	161
Payable for shareholder notification costs (Note 6)	52,102	–	–	–
Other accrued expenses and liabilities	11,226	19,182	156,562	19,329
Total liabilities	176,323	210,238	1,210,742	116,984
NET ASSETS	$90,371,546	$78,501,443	$644,556,538	$68,235,857

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$81,325,400	$65,995,225	$494,817,713	$52,888,995
Total distributable earnings	9,046,146	12,506,218	149,738,825	15,346,862
NET ASSETS	$90,371,546	$78,501,443	$644,556,538	$68,235,857

* Cost of investments in affiliated underlying funds	$81,368,746	$60,732,114	$498,910,253	$54,103,997
** Cost of investments in unaffiliated underlying funds	$—	$12,525,069	$76,678,066	$7,232,738

See Accompanying Notes to Financial Statements

 3

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited)(continued)

	Voya Solution
	Moderately
	Aggressive	Voya Solution	Voya Solution	Voya Solution
	Portfolio	2030 Portfolio	2035 Portfolio	2040 Portfolio
Class ADV
Net assets	$23,893,335	$22,563,388	$158,617,393	$21,464,719
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,012,395	1,351,192	13,041,028	1,136,607
Net asset value and redemption price per share	$11.87	$16.70	$12.16	$18.88

Class I
Net assets	$8,270,344	$14,235,787	$56,598,973	$9,011,694
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	669,638	810,365	4,424,941	452,135
Net asset value and redemption price per share	$12.35	$17.57	$12.79	$19.93

Class R6
Net assets	$45,946,327	n/a	n/a	n/a
Shares authorized	100,000,000	n/a	n/a	n/a
Par value	$0.001	n/a	n/a	n/a
Shares outstanding	3,724,885	n/a	n/a	n/a
Net asset value and redemption price per share	$12.33	n/a	n/a	n/a

Class S
Net assets	$10,481,901	$40,070,537	$418,131,852	$35,445,829
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	865,891	2,314,013	33,468,287	1,811,129
Net asset value and redemption price per share	$12.11	$17.32	$12.49	$19.57

Class S2
Net assets	$1,779,639	$1,631,731	$11,208,320	$2,313,615
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	146,852	96,037	961,157	121,721
Net asset value and redemption price per share	$12.12	$16.99	$11.66	$19.01

See Accompanying Notes to Financial Statements

 4

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited)

	Voya Solution	Voya Solution	Voya Solution	Voya Solution
	2045 Portfolio	2050 Portfolio	2055 Portfolio	2060 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$475,319,219	$56,218,168	$190,910,012	$41,847,462
Investments in unaffiliated underlying funds at fair value**	61,738,388	7,195,277	24,698,023	5,350,213
Cash	331,607	59,113	202,071	44,096
Cash collateral for futures contracts	146,698	18,097	58,864	13,073
Receivables:
Investments in affiliated underlying funds sold	290,496	–	–	–
Fund shares sold	47,736	55,168	94,495	37,637
Interest	449	105	344	91
Prepaid expenses	4,356	493	1,694	372
Reimbursement due from Investment Adviser	136,927	14,640	49,501	10,262
Other assets	23,755	726	5,602	486
Total assets	538,039,631	63,561,787	216,020,606	47,303,692

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	8	53,512	92,203	37,261
Payable for investments in unaffiliated underlying funds purchased	3,113	1,771	1,001	556
Payable for fund shares redeemed	344,160	–	1,350	–
Variation margin payable on futures contracts	19,425	2,288	7,725	1,688
Payable for investment management fees	161,505	15,559	67,138	11,869
Payable for distribution and shareholder service fees	126,779	15,145	48,662	11,262
Payable to directors under the deferred compensation plan (Note 6)	23,755	726	5,602	486
Payable for directors fees	1,295	146	508	109
Other accrued expenses and liabilities	138,023	20,300	74,582	22,395
Total liabilities	818,063	109,447	298,771	85,626
NET ASSETS	$537,221,568	$63,452,340	$215,721,835	$47,218,066

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$381,742,008	$48,096,335	$155,670,871	$35,620,374
Total distributable earnings	155,479,560	15,356,005	60,050,964	11,597,692
NET ASSETS	$537,221,568	$63,452,340	$215,721,835	$47,218,066

* Cost of investments in affiliated underlying funds	$406,053,247	$49,485,646	$162,381,818	$36,832,357
** Cost of investments in unaffiliated underlying funds	$52,325,727	$6,009,851	$20,592,611	$4,475,394

See Accompanying Notes to Financial Statements

 5

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited)(continued)

	Voya Solution	Voya Solution	Voya Solution	Voya Solution
	2045 Portfolio	2050 Portfolio	2055 Portfolio	2060 Portfolio
Class ADV
Net assets	$126,872,886	$19,180,837	$46,997,898	$14,950,284
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	9,981,790	971,873	3,147,683	1,022,811
Net asset value and redemption price per share	$12.71	$19.74	$14.93	$14.62

Class I
Net assets	$47,302,777	$8,895,722	$27,342,145	$7,461,458
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,501,238	423,617	1,731,175	492,684
Net asset value and redemption price per share	$13.51	$21.00	$15.79	$15.14

Class S
Net assets	$357,366,650	$33,825,212	$135,937,230	$23,321,804
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	27,367,953	1,650,049	8,956,669	1,583,776
Net asset value and redemption price per share	$13.06	$20.50	$15.18	$14.73

Class S2
Net assets	$5,679,255	$1,550,569	$5,444,562	$1,484,520
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	455,690	77,413	361,117	101,161
Net asset value and redemption price per share	$12.46	$20.03	$15.08	$14.67

See Accompanying Notes to Financial Statements

 6

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited)

	Voya Solution	Voya Solution
	2065 Portfolio	2070 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$27,672,395	$5,255,391
Investments in unaffiliated underlying funds at fair value**	3,511,605	646,622
Short-term investments at fair value†	–	5,010
Cash	32,040	–
Cash collateral for futures contracts	6,225	1,000
Receivables:
Fund shares sold	32,434	3,689
Interest	–	14
Variation margin on futures contracts	–	460
Prepaid expenses	239	42
Prepaid offering expense	–	1,489
Reimbursement due from Investment Adviser	6,581	1,111
Other assets	197	9
Total assets	31,261,716	5,914,837

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	32,038	3,652
Payable for investments in unaffiliated underlying funds purchased	396	48
Payable for fund shares redeemed	72	–
Variation margin payable on futures contracts	370	–
Payable for investment management fees	8,442	1,050
Payable for distribution and shareholder service fees	6,624	1,276
Payable to directors under the deferred compensation plan (Note 6)	197	9
Payable for directors fees	71	12
Other accrued expenses and liabilities	9,135	3,944
Total liabilities	57,345	9,991
NET ASSETS	$31,204,371	$5,904,846

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$26,646,251	$5,246,874
Total distributable earnings	4,558,120	657,972
NET ASSETS	$31,204,371	$5,904,846

* Cost of investments in affiliated underlying funds	$24,749,741	$4,848,750
** Cost of investments in unaffiliated underlying funds	$2,954,288	$584,903
† Cost of short-term investments	$—	$5,010

See Accompanying Notes to Financial Statements

 7

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited)(continued)

	Voya Solution	Voya Solution
	2065 Portfolio	2070 Portfolio
Class ADV
Net assets	$5,053,787	$1,305,749
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	390,718	111,705
Net asset value and redemption price per share	$12.93	$11.69

Class I
Net assets	$3,794,891	$1,372,392
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	305,466	117,101
Net asset value and redemption price per share	$12.42	$11.72

Class S
Net assets	$21,770,896	$2,309,091
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	1,694,966	197,176
Net asset value and redemption price per share	$12.84	$11.71

Class S2
Net assets	$584,797	$917,614
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	45,131	78,461
Net asset value and redemption price per share	$12.96	$11.70

See Accompanying Notes to Financial Statements

 8

STATEMENTS OF OPERATIONS for the six months Ended June 30, 2026 (Unaudited)

	Voya Solution	Voya Solution	Voya Solution	Voya Solution
	Aggressive	Balanced	Conservative	Income
	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$383,506	$1,260,191	$1,189,166	$4,666,835
Dividends from unaffiliated underlying funds	—	—	97,477	981,717
Interest	508	676	929	4,639
Other	657	622	277	1,497
Total investment income	384,671	1,261,489	1,287,849	5,654,688
EXPENSES:
Investment management fees	194,611	183,442	89,624	577,504
Distribution and shareholder service fees:
Class ADV	10,537	24,568	13,646	472,024
Class S	4,919	17,606	8,952	317,323
Class S2	4,149	2,449	4,742	18,193
Transfer agent fees:
Class ADV	3,631	8,806	5,009	174,249
Class I	152,426	130,075	56,537	32,273
Class R6	35	29	37	—
Class S	3,461	12,582	6,687	233,666
Class S2	1,907	1,102	2,224	8,521
Shareholder reporting expense	3,386	2,799	1,975	3,609
Professional fees	20,951	17,216	9,466	40,230
Custody and accounting expense	6,791	6,129	5,130	16,715
Directors fees	2,720	2,563	1,133	6,136
Miscellaneous expense	8,982	9,005	6,408	17,345
Total expenses	418,506	418,371	211,570	1,917,788
Waived and reimbursed fees	(156,431)	(102,020)	(72,347)	(413,730)
Net expenses	262,075	316,351	139,223	1,504,058
Net investment income	122,596	945,138	1,148,626	4,150,630
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	6,219,413	4,715,990	328,828	3,720,269
Sale of unaffiliated underlying funds	58,692	56,709	7,909	4,966,203
Capital gain distributions from affiliated underlying funds	3,190,702	2,442,978	287,193	4,928,970
Futures	—	—	—	(8,191)
Net realized gain	9,468,807	7,215,677	623,930	13,607,251
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	14,137,369	6,865,938	1,524,082	5,629,036
Unaffiliated underlying funds	14,513	14,105	20,325	(1,149,943)
Futures	—	—	—	8,400
Net change in unrealized appreciation (depreciation)	14,151,882	6,880,043	1,544,407	4,487,493
Net realized and unrealized gain	23,620,689	14,095,720	2,168,337	18,094,744
Increase in net assets resulting from operations	$23,743,285	$15,040,858	$3,316,963	$22,245,374

See Accompanying Notes to Financial Statements

9

STATEMENTS OF OPERATIONS for the six months Ended June 30, 2026 (Unaudited)

	Voya Solution
	Moderately
	Aggressive	Voya Solution	Voya Solution	Voya Solution
	Portfolio	2030 Portfolio	2035 Portfolio	2040 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$295,525	$419,283	$2,654,924	$156,821
Dividends from unaffiliated underlying funds	—	126,553	751,537	70,464
Interest	—	960	7,525	1,003
Other	82	230	1,900	193
Total investment income	295,607	547,026	3,415,886	228,481
EXPENSES:
Investment management fees	79,639	88,530	706,200	72,137
Distribution and shareholder service fees:
Class ADV	60,822	59,867	389,227	53,930
Class S	12,465	46,148	502,908	40,251
Class S2	3,500	3,001	21,402	4,832
Transfer agent fees:
Class ADV	19,322	22,617	144,638	21,744
Class I	6,991	13,059	51,785	7,889
Class R6	20	—	—	—
Class S	7,976	36,324	377,932	32,739
Class S2	1,394	1,462	10,075	2,401
Shareholder reporting expense	1,592	881	4,717	920
Professional fees	12,757	7,347	51,125	6,412
Custody and accounting expense	4,778	3,513	15,680	3,690
Shareholder notification costs (Note 6)	75,000	—	—	—
Directors fees	1,113	956	7,860	804
Miscellaneous expense	8,052	4,317	21,358	3,943
Total expenses	295,421	288,022	2,304,907	251,692
Waived and reimbursed fees	(94,732)	(69,558)	(531,113)	(73,339)
Net expenses	200,689	218,464	1,773,794	178,353
Net investment income	94,918	328,562	1,642,092	50,128
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	1,982,899	1,803,586	16,765,424	1,455,429
Sale of unaffiliated underlying funds	24,528	649,236	8,411,848	1,036,038
Capital gain distributions from affiliated underlying funds	1,070,071	819,759	6,716,566	970,029
Futures	—	34,181	284,400	(4,700)
Net realized gain	3,077,498	3,306,762	32,178,238	3,456,796
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	5,106,212	1,729,403	19,567,301	2,816,760
Unaffiliated underlying funds	6,077	178,242	(1,259,142)	(150,900)
Futures	—	—	—	9,535
Net change in unrealized appreciation (depreciation)	5,112,289	1,907,645	18,308,159	2,675,395
Net realized and unrealized gain	8,189,787	5,214,407	50,486,397	6,132,191
Increase in net assets resulting from operations	$8,284,705	$5,542,969	$52,128,489	$6,182,319

See Accompanying Notes to Financial Statements

10

STATEMENTS OF OPERATIONS for the six months Ended June 30, 2026 (Unaudited)

	Voya Solution	Voya Solution	Voya Solution	Voya Solution
	2045 Portfolio	2050 Portfolio	2055 Portfolio	2060 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$779,221	$29,453	$43,870	$11,032
Dividends from unaffiliated underlying funds	465,886	44,251	153,025	32,977
Interest	7,475	937	3,260	686
Other	1,560	173	609	130
Total investment income	1,254,142	74,814	200,764	44,825
EXPENSES:
Investment management fees	576,314	64,471	225,380	48,463
Distribution and shareholder service fees:
Class ADV	308,972	43,702	111,663	35,005
Class S	426,319	38,707	158,516	27,041
Class S2	10,585	2,833	10,108	2,559
Transfer agent fees:
Class ADV	118,868	18,665	46,816	15,941
Class I	42,744	8,556	26,305	7,438
Class S	328,935	33,125	133,199	24,673
Class S2	5,148	1,507	5,309	1,471
Shareholder reporting expense	4,252	924	2,471	969
Professional fees	41,443	5,728	16,870	4,754
Custody and accounting expense	13,395	3,479	6,519	3,201
Directors fees	6,475	729	2,539	546
Miscellaneous expense	17,773	3,770	7,850	4,145
Total expenses	1,901,223	226,196	753,545	176,206
Waived and reimbursed fees	(498,714)	(65,882)	(184,568)	(50,688)
Net expenses	1,402,509	160,314	568,977	125,518
Net investment loss	(148,367)	(85,500)	(368,213)	(80,693)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	13,621,248	1,096,329	4,694,656	958,797
Sale of unaffiliated underlying funds	8,270,288	750,419	3,723,461	665,870
Capital gain distributions from affiliated underlying funds	7,844,342	888,954	3,089,689	739,089
Futures	(46,303)	(4,456)	(18,481)	(6,778)
Net realized gain	29,689,575	2,731,246	11,489,325	2,356,978
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	25,380,079	3,684,570	12,222,276	2,631,506
Unaffiliated underlying funds	(1,016,566)	49,596	(673,634)	(10,784)
Futures	81,465	8,468	30,816	6,592
Net change in unrealized appreciation (depreciation)	24,444,978	3,742,634	11,579,458	2,627,314
Net realized and unrealized gain	54,134,553	6,473,880	23,068,783	4,984,292
Increase in net assets resulting from operations	$53,986,186	$6,388,380	$22,700,570	$4,903,599

See Accompanying Notes to Financial Statements

11

STATEMENTS OF OPERATIONS for the six months Ended June 30, 2026 (Unaudited)

	Voya Solution	Voya Solution
	2065 Portfolio	2070 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$7,114	$1,140
Dividends from unaffiliated underlying funds	20,995	6,257
Interest	190	518
Other	84	—
Total investment income	28,383	7,915
EXPENSES:
Investment management fees	31,220	5,110
Distribution and shareholder service fees:
Class ADV	12,161	2,728
Class S	24,013	2,100
Class S2	978	1,684
Transfer agent fees:
Class ADV	5,707	248
Class I	4,005	223
Class S	22,635	385
Class S2	579	186
Shareholder reporting expense	1,012	40
Professional fees	4,088	2,074
Custody and accounting expense	3,083	359
Directors fees	353	58
Offering expense	—	6,570
Miscellaneous expense	2,800	2,706
Total expenses	112,634	24,471
Waived and reimbursed fees	(35,769)	(9,279)
Net expenses	76,865	15,192
Net investment loss	(48,482)	(7,277)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	367,769	42,227
Sale of unaffiliated underlying funds	357,920	20,535
Capital gain distributions from affiliated underlying funds	474,492	77,634
Futures	53	—
Net realized gain	1,200,234	140,396
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	1,987,214	347,020
Unaffiliated underlying funds	43,499	40,852
Futures	2,652	37
Net change in unrealized appreciation (depreciation)	2,033,365	387,909
Net realized and unrealized gain	3,233,599	528,305
Increase in net assets resulting from operations	$3,185,117	$521,028

See Accompanying Notes to Financial Statements

12

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution		Voya Solution
	Aggressive Portfolio		Balanced Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2026	December 31,	June 30, 2026	December 31,
	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS:
Net investment income	$122,596	$2,862,597	$945,138	$4,258,301
Net realized gain	9,468,807	25,794,759	7,215,677	20,325,239
Net change in unrealized appreciation (depreciation)	14,151,882	2,364,549	6,880,043	(1,047,202)
Increase in net assets resulting from operations	23,743,285	31,021,905	15,040,858	23,536,338

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(322,108)	—	(461,604)
Class I	—	(12,353,151)	—	(7,129,673)
Class R6	—	(2,684,597)	—	(1,444,032)
Class S	—	(338,343)	—	(741,375)
Class S2	—	(128,333)	—	(64,299)
Total distributions	—	(15,826,532)	—	(9,840,983)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,620,540	16,855,236	6,611,005	24,793,116
Reinvestment of distributions	—	15,826,532	—	9,840,983
	8,620,540	32,681,768	6,611,005	34,634,099
Cost of shares redeemed	(15,351,104)	(23,910,243)	(16,833,903)	(32,569,590)
Net increase (decrease) in net assets resulting from capital share transactions	(6,730,564)	8,771,525	(10,222,898)	2,064,509
Net increase in net assets	17,012,721	23,966,898	4,817,960	15,759,864

NET ASSETS:
Beginning of year or period	211,893,572	187,926,674	205,604,847	189,844,983
End of year or period	$228,906,293	$211,893,572	$210,422,807	$205,604,847

See Accompanying Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution		Voya Solution
	Conservative Portfolio		Income Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2026	December 31,	June 30, 2026	December 31,
	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS:
Net investment income	$1,148,626	$3,296,514	$4,150,630	$9,724,903
Net realized gain	623,930	4,153,005	13,607,251	13,497,373
Net change in unrealized appreciation (depreciation)	1,544,407	309,526	4,487,493	5,568,385
Increase in net assets resulting from operations	3,316,963	7,759,045	22,245,374	28,790,661

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(120,356)	—	(2,510,281)
Class I	—	(1,655,381)	—	(562,591)
Class R6	—	(431,891)	—	—
Class S	—	(258,023)	—	(2,070,812)
Class S2	—	(59,749)	—	(75,920)
Total distributions	—	(2,525,400)	—	(5,219,604)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,108,858	9,594,374	5,416,601	13,669,377
Proceeds from shares issued in merger (Note 12)	—	—	—	371,178,743
Reinvestment of distributions	—	2,525,400	—	5,219,604
	4,108,858	12,119,774	5,416,601	390,067,724
Cost of shares redeemed	(12,209,035)	(23,574,925)	(54,907,979)	(56,259,140)
Net increase (decrease) in net assets resulting from capital share transactions	(8,100,177)	(11,455,151)	(49,491,378)	333,808,584
Net increase (decrease) in net assets	(4,783,214)	(6,221,506)	(27,246,004)	357,379,641

NET ASSETS:
Beginning of year or period	93,063,712	99,285,218	505,689,852	148,310,211
End of year or period	$88,280,498	$93,063,712	$478,443,848	$505,689,852

See Accompanying Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution Moderately
	Aggressive Portfolio		Voya Solution 2030 Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2026	December 31,	June 30, 2026	December 31,
	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS:
Net investment income	$94,918	$2,710,256	$328,562	$1,555,159
Net realized gain	3,077,498	78,588,698	3,306,762	6,211,758
Net change in unrealized appreciation (depreciation)	5,112,289	(33,024,524)	1,907,645	1,034,042
Increase in net assets resulting from operations	8,284,705	48,274,430	5,542,969	8,800,959

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(5,050,288)	—	(1,073,346)
Class I	—	(1,672,788)	—	(524,299)
Class R6	—	(9,150,029)	—	—
Class S	—	(83,953,614)	—	(1,436,283)
Class S2	—	(342,864)	—	(52,833)
Return of capital:
Class ADV	—	(419,606)	—	—
Class I	—	(134,454)	—	—
Class R6	—	(736,461)	—	—
Class S	—	(6,843,780)	—	—
Class S2	—	(28,411)	—	—
Total distributions	—	(108,332,295)	—	(3,086,761)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,746,034	14,521,648	9,868,890	22,085,841
Reinvestment of distributions	—	108,332,295	—	3,086,761
	4,746,034	122,853,943	9,868,890	25,172,602
Cost of shares redeemed	(11,275,365)	(438,326,014)	(11,270,182)	(14,049,475)
Net increase (decrease) in net assets resulting from capital share transactions	(6,529,331)	(315,472,071)	(1,401,292)	11,123,127
Net increase (decrease) in net assets	1,755,374	(375,529,936)	4,141,677	16,837,325

NET ASSETS:
Beginning of year or period	88,616,172	464,146,108	74,359,766	57,522,441
End of year or period	$90,371,546	$88,616,172	$78,501,443	$74,359,766

See Accompanying Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution 2035 Portfolio		Voya Solution 2040 Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2026	December 31,	June 30, 2026	December 31,
	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS:
Net investment income	$1,642,092	$12,299,523	$50,128	$1,039,803
Net realized gain	32,178,238	63,246,699	3,456,796	7,227,362
Net change in unrealized appreciation (depreciation)	18,308,159	12,532,483	2,675,395	1,002,903
Increase in net assets resulting from operations	52,128,489	88,078,705	6,182,319	9,270,068

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(8,687,204)	—	(1,153,206)
Class I	—	(3,042,352)	—	(368,427)
Class S	—	(21,814,171)	—	(1,474,930)
Class S2	—	(630,807)	—	(120,897)
Total distributions	—	(34,174,534)	—	(3,117,460)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	16,385,901	39,631,290	8,480,029	15,175,296
Reinvestment of distributions	—	34,174,534	—	3,117,460
	16,385,901	73,805,824	8,480,029	18,292,756
Cost of shares redeemed	(43,597,382)	(73,414,511)	(6,860,347)	(12,891,465)
Net increase (decrease) in net assets resulting from capital share transactions	(27,211,481)	391,313	1,619,682	5,401,291
Net increase in net assets	24,917,008	54,295,484	7,802,001	11,553,899

NET ASSETS:
Beginning of year or period	619,639,530	565,344,046	60,433,856	48,879,957
End of year or period	$644,556,538	$619,639,530	$68,235,857	$60,433,856

See Accompanying Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution 2045 Portfolio		Voya Solution 2050 Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2026	December 31,	June 30, 2026	December 31,
	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS:
Net investment income (loss)	$(148,367)	$7,998,493	$(85,500)	$757,490
Net realized gain	29,689,575	62,040,484	2,731,246	6,861,580
Net change in unrealized appreciation (depreciation)	24,444,978	13,070,165	3,742,634	848,545
Increase in net assets resulting from operations	53,986,186	83,109,142	6,388,380	8,467,615

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(6,839,573)	—	(1,348,110)
Class I	—	(2,468,421)	—	(528,500)
Class S	—	(18,706,135)	—	(1,948,180)
Class S2	—	(324,777)	—	(96,637)
Total distributions	—	(28,338,906)	—	(3,921,427)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	12,949,721	26,916,642	7,608,310	13,191,401
Reinvestment of distributions	—	28,338,906	—	3,921,427
	12,949,721	55,255,548	7,608,310	17,112,828
Cost of shares redeemed	(31,981,968)	(55,375,491)	(3,826,539)	(9,941,151)
Net increase (decrease) in net assets resulting from capital share transactions	(19,032,247)	(119,943)	3,781,771	7,171,677
Net increase in net assets	34,953,939	54,650,293	10,170,151	11,717,865

NET ASSETS:
Beginning of year or period	502,267,629	447,617,336	53,282,189	41,564,324
End of year or period	$537,221,568	$502,267,629	$63,452,340	$53,282,189

See Accompanying Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution 2055 Portfolio		Voya Solution 2060 Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2026	December 31,	June 30, 2026	December 31,
	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS:
Net investment income (loss)	$(368,213)	$2,712,826	$(80,693)	$566,027
Net realized gain	11,489,325	24,716,529	2,356,978	5,394,574
Net change in unrealized appreciation (depreciation)	11,579,458	4,588,220	2,627,314	538,193
Increase in net assets resulting from operations	22,700,570	32,017,575	4,903,599	6,498,794

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(3,446,092)	—	(1,073,081)
Class I	—	(1,968,157)	—	(460,219)
Class S	—	(9,745,920)	—	(1,557,279)
Class S2	—	(370,776)	—	(81,594)
Total distributions	—	(15,530,945)	—	(3,172,173)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,741,026	18,520,526	5,506,244	8,827,976
Reinvestment of distributions	—	15,530,945	—	3,172,173
	10,741,026	34,051,471	5,506,244	12,000,149
Cost of shares redeemed	(10,579,020)	(24,676,968)	(4,109,579)	(8,450,387)
Net increase in net assets resulting from capital share transactions	162,006	9,374,503	1,396,665	3,549,762
Net increase in net assets	22,862,576	25,861,133	6,300,264	6,876,383

NET ASSETS:
Beginning of year or period	192,859,259	166,998,126	40,917,802	34,041,419
End of year or period	$215,721,835	$192,859,259	$47,218,066	$40,917,802

See Accompanying Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Solution 2065 Portfolio		Voya Solution 2070 Portfolio
	Six Months Ended	Year Ended	Six Months Ended	August 8, 2025(1)
	June 30, 2026	December 31,	June 30, 2026	to December 31,
	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS:
Net investment income (loss)	$(48,482)	$358,836	$(7,277)	$54,380
Net realized gain	1,200,234	3,585,253	140,396	92,305
Net change in unrealized appreciation (depreciation)	2,033,365	233,261	387,909	80,489
Increase in net assets resulting from operations	3,185,117	4,177,350	521,028	227,174

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(585,325)	—	(19,393)
Class I	—	(462,810)	—	(20,790)
Class S	—	(2,453,998)	—	(30,854)
Class S2	—	(59,677)	—	(19,193)
Total distributions	—	(3,561,810)	—	(90,230)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,725,369	9,287,443	1,732,467	3,580,811
Reinvestment of distributions	—	3,561,810	—	90,230
	4,725,369	12,849,253	1,732,467	3,671,041
Cost of shares redeemed	(2,096,181)	(8,450,766)	(110,823)	(45,811)
Net increase in net assets resulting from capital share transactions	2,629,188	4,398,487	1,621,644	3,625,230
Net increase in net assets	5,814,305	5,014,027	2,142,672	3,762,174

NET ASSETS:
Beginning of year or period	25,390,066	20,376,039	3,762,174	—
End of year or period	$31,204,371	$25,390,066	$5,904,846	$3,762,174

(1)  Commencement of operations.

See Accompanying Notes to Financial Statements

19

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Aggressive Portfolio
Class ADV
06-30-26+	15.47	(0.03	)•	1.76	1.73	—	—	—	—	—	17.20	11.18	0.90	0.73	0.73	(0.39)	3,891	20
12-31-25	14.43	0.15	•	2.10	2.25	0.23	0.98	—	1.21	—	15.47	16.25	0.90	0.72	0.72	0.99	4,509	27
12-31-24	12.39	0.22	•	1.86	2.08	—	0.04	—	0.04	—	14.43	16.83	0.92	0.82	0.82	1.63	3,840	31
12-31-23	10.95	0.10	•	2.12	2.22	0.25	0.53	—	0.78	—	12.39	20.63	1.00	0.87	0.87	0.85	3,455	41
12-31-22	16.45	0.07	•	(3.23)	(3.16)	0.32	2.02	—	2.34	—	10.95	(20.13)	0.94	0.86	0.86	0.56	3,524	93
12-31-21	13.91	0.06	•	2.62	2.68	0.14	—	—	0.14	—	16.45	19.31	0.93	0.81	0.81	0.37	4,406	58
Class I
06-30-26+	16.13	0.01	•	1.84	1.85	—	—	—	—	—	17.98	11.47	0.40	0.23	0.23	0.13	180,681	20
12-31-25	14.99	0.23	•	2.20	2.43	0.31	0.98	—	1.29	—	16.13	16.87	0.40	0.22	0.22	1.47	164,095	27
12-31-24	12.83	0.32	•	1.91	2.23	0.03	0.04	—	0.07	—	14.99	17.47	0.37	0.25	0.25	2.20	147,459	31
12-31-23	11.33	0.16	•	2.19	2.35	0.32	0.53	—	0.85	—	12.83	21.21	0.50	0.37	0.37	1.35	1,379	41
12-31-22	16.92	0.17	•	(3.35)	(3.18)	0.39	2.02	—	2.41	—	11.33	(19.67)	0.44	0.36	0.36	1.34	966	93
12-31-21	14.29	0.13	•	2.70	2.83	0.20	—	—	0.20	—	16.92	19.87	0.43	0.31	0.31	0.82	488	58
Class R6
06-30-26+	16.15	0.01	•	1.83	1.84	—	—	—	—	—	17.99	11.39	0.22	0.22	0.22	0.14	40,418	20
12-31-25	15.00	0.23	•	2.21	2.44	0.31	0.98	—	1.29	—	16.15	16.96	0.23	0.22	0.22	1.51	37,247	27
12-31-24	12.84	0.31	•	1.92	2.23	0.03	0.04	—	0.07	—	15.00	17.45	0.24	0.24	0.24	2.21	30,362	31
12-31-23	11.33	0.17	•	2.20	2.37	0.33	0.53	—	0.86	—	12.84	21.32	0.30	0.30	0.30	1.42	26,323	41
12-31-22	16.92	0.15	•	(3.33)	(3.18)	0.39	2.02	—	2.41	—	11.33	(19.67)	0.32	0.32	0.32	1.14	20,169	93
12-31-21	14.29	0.15	•	2.68	2.83	0.20	—	—	0.20	—	16.92	19.86	0.33	0.31	0.31	0.94	21,062	58
Class S
06-30-26+	15.85	(0.01	)•	1.80	1.79	—	—	—	—	—	17.64	11.29	0.65	0.48	0.48	(0.11)	1,872	20
12-31-25	14.75	0.18	•	2.18	2.36	0.28	0.98	—	1.26	—	15.85	16.64	0.65	0.47	0.47	1.16	4,141	27
12-31-24	12.65	0.27	•	1.88	2.15	0.01	0.04	—	0.05	—	14.75	17.07	0.65	0.54	0.54	1.91	4,502	31
12-31-23	11.15	0.13	•	2.16	2.29	0.26	0.53	—	0.79	—	12.65	20.90	0.75	0.62	0.62	1.10	1,658	41
12-31-22	16.69	0.08	•	(3.25)	(3.17)	0.35	2.02	—	2.37	—	11.15	(19.89)	0.69	0.61	0.61	0.57	2,590	93
12-31-21	14.10	0.10	•	2.66	2.76	0.17	—	—	0.17	—	16.69	19.62	0.68	0.56	0.56	0.64	4,426	58
Class S2
06-30-26+	15.35	(0.02	)•	1.74	1.72	—	—	—	—	—	17.07	11.21	0.80	0.63	0.63	(0.26)	2,044	20
12-31-25	14.30	0.16	•	2.10	2.26	0.23	0.98	—	1.21	—	15.35	16.44	0.80	0.62	0.62	1.05	1,901	27
12-31-24	12.27	0.23		1.84	2.07	—	0.04	—	0.04	—	14.30	16.91	0.82	0.72	0.72	1.73	1,765	31
12-31-23	10.88	0.11	•	2.09	2.20	0.28	0.53	—	0.81	—	12.27	20.64	0.90	0.77	0.77	0.95	1,855	41
12-31-22	16.36	0.08	•	(3.20)	(3.12)	0.34	2.02	—	2.36	—	10.88	(20.00)	0.84	0.76	0.76	0.63	1,354	93
12-31-21	13.81	0.06	•	2.62	2.68	0.13	—	—	0.13	—	16.36	19.42	0.83	0.71	0.71	0.37	1,434	58
Voya Solution Balanced Portfolio
Class ADV
06-30-26+	9.96	0.02	•	0.72	0.74	—	—	—	—	—	10.70	7.43	0.90	0.78	0.78	0.47	10,243	19
12-31-25	9.31	0.16	•	0.97	1.13	0.19	0.29	—	0.48	—	9.96	12.45	0.78	0.78	0.78	1.68	9,891	30
12-31-24	8.31	0.23	•	0.77	1.00	—	—	—	—	—	9.31	12.03	0.80	0.80	0.80	2.62	10,279	25
12-31-23	7.98	0.12	•	1.09	1.21	0.32	0.56	—	0.88	—	8.31	15.66	0.83	0.83	0.83	1.45	8,830	37
12-31-22	11.48	0.08	•	(2.05)	(1.97)	0.35	1.18	—	1.53	—	7.98	(18.03)	0.84	0.84	0.84	0.83	8,837	87
12-31-21	10.26	0.10	•	1.29	1.39	0.17	—	—	0.17	—	11.48	13.63	0.86	0.80	0.80	0.92	10,713	50
Class I
06-30-26+	10.56	0.05	•	0.75	0.80	—	—	—	—	—	11.36	7.58	0.40	0.28	0.28	0.96	151,849	19
12-31-25	9.84	0.23	•	1.02	1.25	0.24	0.29	—	0.53	—	10.56	13.05	0.28	0.28	0.28	2.24	147,237	30
12-31-24	8.78	0.31	•	0.80	1.11	0.05	—	—	0.05	—	9.84	12.66	0.26	0.26	0.26	3.15	137,700	25

See Accompanying Notes to Financial Statements

20

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Balanced Portfolio (continued)
Class I (continued)
12-31-23	8.39	0.17	•	1.15	1.32	0.37	0.56	—	0.93	—	8.78	16.25	0.33	0.33	0.33	1.95	4,154	37
12-31-22	11.98	0.14	•	(2.15)	(2.01)	0.40	1.18	—	1.58	—	8.39	(17.61)	0.34	0.34	0.34	1.43	3,906	87
12-31-21	10.70	0.17	•	1.34	1.51	0.23	—	—	0.23	—	11.98	14.15	0.36	0.30	0.30	1.49	3,831	50
Class R6
06-30-26+	10.57	0.05	•	0.76	0.81	—	—	—	—	—	11.38	7.66	0.22	0.22	0.22	1.02	33,008	19
12-31-25	9.85	0.24	•	1.02	1.26	0.25	0.29	—	0.54	—	10.57	13.07	0.21	0.21	0.21	2.40	33,229	30
12-31-24	8.78	0.30	•	0.82	1.12	0.05	—	—	0.05	—	9.85	12.78	0.24	0.24	0.24	3.18	25,058	25
12-31-23	8.39	0.17	•	1.15	1.32	0.37	0.56	—	0.93	—	8.78	16.30	0.27	0.27	0.27	2.01	21,849	37
12-31-22	11.98	0.14	•	(2.15)	(2.01)	0.40	1.18	—	1.58	—	8.39	(17.61)	0.29	0.29	0.29	1.39	19,887	87
12-31-21	10.70	0.16	•	1.35	1.51	0.23	—	—	0.23	—	11.98	14.15	0.30	0.30	0.30	1.42	24,204	50
Class S
06-30-26+	10.15	0.04	•	0.73	0.77	—	—	—	—	—	10.92	7.59	0.65	0.53	0.53	0.71	14,120	19
12-31-25	9.48	0.18	•	0.99	1.17	0.21	0.29	—	0.50	—	10.15	12.67	0.53	0.53	0.53	1.89	14,063	30
12-31-24	8.46	0.26	•	0.79	1.05	0.03	—	—	0.03	—	9.48	12.37	0.55	0.55	0.55	2.87	15,479	25
12-31-23	8.10	0.14	•	1.12	1.26	0.34	0.56	—	0.90	—	8.46	16.07	0.58	0.58	0.58	1.70	14,310	37
12-31-22	11.63	0.09	•	(2.07)	(1.98)	0.37	1.18	—	1.55	—	8.10	(17.90)	0.59	0.59	0.59	1.00	15,078	87
12-31-21	10.39	0.13	•	1.31	1.44	0.20	—	—	0.20	—	11.63	13.96	0.61	0.55	0.55	1.18	24,044	50
Class S2
06-30-26+	10.12	0.03	•	0.72	0.75	—	—	—	—	—	10.87	7.41	0.80	0.68	0.68	0.56	1,203	19
12-31-25	9.45	0.17	•	0.99	1.16	0.20	0.29	—	0.49	—	10.12	12.58	0.68	0.68	0.68	1.72	1,185	30
12-31-24	8.44	0.25	•	0.77	1.02	0.01	—	—	0.01	—	9.45	12.15	0.70	0.70	0.70	2.72	1,328	25
12-31-23	8.09	0.13	•	1.11	1.24	0.33	0.56	—	0.89	—	8.44	15.84	0.73	0.73	0.73	1.55	1,135	37
12-31-22	11.60	0.09	•	(2.08)	(1.99)	0.34	1.18	—	1.52	—	8.09	(17.99)	0.74	0.74	0.74	0.96	1,091	87
12-31-21	10.34	0.11	•	1.31	1.42	0.16	—	—	0.16	—	11.60	13.80	0.76	0.70	0.70	1.00	1,556	50
Voya Solution Conservative Portfolio
Class ADV
06-30-26+	10.69	0.11	•	0.26	0.37	—	—	—	—	—	11.06	3.55	0.94	0.75	0.75	2.12	4,331	25
12-31-25	10.14	0.31	•	0.48	0.79	0.24	—	—	0.24	—	10.69	7.85	0.84	0.76	0.76	2.99	5,754	30
12-31-24	9.58	0.41	•	0.17	0.58	0.02	—	—	0.02	—	10.14	6.08	0.83	0.76	0.76	4.11	5,547	35
12-31-23	9.19	0.22	•	0.57	0.79	0.27	0.13	—	0.40	—	9.58	8.79	0.99	0.74	0.74	2.40	2,751	58
12-31-22	11.96	0.13	•	(1.72)	(1.59)	0.35	0.83	—	1.18	—	9.19	(13.78)	0.97	0.74	0.74	1.31	3,388	80
12-31-21	11.80	0.17	•	0.45	0.62	0.27	0.19	—	0.46	—	11.96	5.26	0.95	0.69	0.69	1.42	4,030	54
Class I
06-30-26+	10.84	0.14	•	0.27	0.41	—	—	—	—	—	11.25	3.78	0.44	0.25	0.25	2.61	60,189	25
12-31-25	10.27	0.36	•	0.49	0.85	0.28	—	—	0.28	—	10.84	8.33	0.34	0.26	0.26	3.45	61,823	30
12-31-24	9.67	0.47	•	0.17	0.64	0.04	—	—	0.04	—	10.27	6.62	0.33	0.26	0.26	4.60	65,050	35
12-31-23	9.28	0.27	•	0.57	0.84	0.32	0.13	—	0.45	—	9.67	9.32	0.49	0.24	0.24	2.90	445	58
12-31-22	12.07	0.18	•	(1.74)	(1.56)	0.40	0.83	—	1.23	—	9.28	(13.36)	0.47	0.24	0.24	1.73	415	80
12-31-21	11.92	0.27	•	0.42	0.69	0.35	0.19	—	0.54	—	12.07	5.85	0.45	0.19	0.19	2.24	913	54
Class R6
06-30-26+	10.83	0.14	•	0.27	0.41	—	—	—	—	—	11.24	3.79	0.25	0.25	0.25	2.61	14,745	25
12-31-25	10.26	0.36	•	0.49	0.85	0.28	—	—	0.28	—	10.83	8.38	0.26	0.26	0.26	3.43	15,438	30
12-31-24	9.66	0.47	•	0.18	0.65	0.05	—	—	0.05	—	10.26	6.72	0.24	0.24	0.24	4.62	15,292	35
12-31-23	9.28	0.27	•	0.56	0.83	0.32	0.13	—	0.45	—	9.66	9.26	0.41	0.24	0.24	2.90	4,641	58
12-31-22	12.07	0.19	•	(1.74)	(1.55)	0.41	0.83	—	1.24	—	9.28	(13.34)	0.39	0.24	0.24	1.84	9,008	80
12-31-21	11.93	0.24	•	0.44	0.68	0.35	0.19	—	0.54	—	12.07	5.77	0.37	0.19	0.19	1.95	9,365	54
Class S
06-30-26+	10.71	0.13	•	0.26	0.39	—	—	—	—	—	11.10	3.64	0.69	0.50	0.50	2.37	6,631	25

See Accompanying Notes to Financial Statements

21

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Conservative Portfolio (continued)
Class S (continued)
12-31-25	10.18	0.33	•	0.49	0.82	0.29	—	—	0.29	—	10.71	8.12	0.59	0.51	0.51	3.15	7,568	30
12-31-24	9.62	0.44	•	0.16	0.60	0.04	—	—	0.04	—	10.18	6.22	0.58	0.51	0.51	4.36	11,105	35
12-31-23	9.23	0.25	•	0.57	0.82	0.30	0.13	—	0.43	—	9.62	9.12	0.74	0.49	0.49	2.65	1,654	58
12-31-22	12.01	0.16	•	(1.74)	(1.58)	0.37	0.83	—	1.20	—	9.23	(13.60)	0.72	0.49	0.49	1.57	1,782	80
12-31-21	11.87	0.20	•	0.45	0.65	0.32	0.19	—	0.51	—	12.01	5.52	0.70	0.44	0.44	1.67	2,203	54
Class S2
06-30-26+	10.58	0.12	•	0.26	0.38	—	—	—	—	—	10.96	3.59	0.84	0.65	0.65	2.22	2,384	25
12-31-25	10.04	0.32	•	0.48	0.80	0.26	—	—	0.26	—	10.58	7.99	0.74	0.66	0.66	3.08	2,481	30
12-31-24	9.48	0.42	•	0.17	0.59	0.03	—	—	0.03	—	10.04	6.24	0.73	0.66	0.66	4.21	2,291	35
12-31-23	9.09	0.23	•	0.55	0.78	0.26	0.13	—	0.39	—	9.48	8.88	0.89	0.64	0.64	2.50	662	58
12-31-22	11.85	0.15	•	(1.72)	(1.57)	0.36	0.83	—	1.19	—	9.09	(13.75)	0.87	0.64	0.64	1.47	1,241	80
12-31-21	11.73	0.18	•	0.44	0.62	0.31	0.19	—	0.50	—	11.85	5.34	0.85	0.59	0.59	1.53	1,237	54
Voya Solution Income Portfolio
Class ADV
06-30-26+	10.90	0.08	•	0.42	0.50	—	—	—	—	—	11.40	4.59	0.96	0.79	0.79	1.54	185,864	21
12-31-25	10.20	0.34	•	0.73	1.07	0.37	—	—	0.37	—	10.90	10.60	0.81	0.77	0.77	3.18	194,930	43
12-31-24	9.88	0.28	•	0.30	0.58	0.26	—	—	0.26	—	10.20	5.90	0.81	0.76	0.76	2.77	75,150	35
12-31-23	9.29	0.21	•	0.74	0.95	0.27	0.09	—	0.36	—	9.88	10.47	0.80	0.75	0.75	2.19	96,456	35
12-31-22	12.75	0.13	•	(1.99)	(1.86)	0.43	1.17	—	1.60	—	9.29	(15.32)	0.80	0.75	0.75	1.26	103,030	47
12-31-21	12.81	0.17	•	0.62	0.79	0.36	0.49	—	0.85	—	12.75	6.16	0.81	0.72	0.72	1.29	144,001	35
Class I
06-30-26+	11.25	0.12	•	0.42	0.54	—	—	—	—	—	11.79	4.80	0.46	0.29	0.29	2.04	34,614	21
12-31-25	10.52	0.40	•	0.76	1.16	0.43	—	—	0.43	—	11.25	11.23	0.31	0.27	0.27	3.68	35,943	43
12-31-24	10.18	0.34	•	0.31	0.65	0.31	—	—	0.31	—	10.52	6.47	0.31	0.26	0.26	3.27	14,861	35
12-31-23	9.58	0.27	•	0.75	1.02	0.33	0.09	—	0.42	—	10.18	10.91	0.30	0.25	0.25	2.69	19,608	35
12-31-22	13.10	0.19	•	(2.04)	(1.85)	0.50	1.17	—	1.67	—	9.58	(14.82)	0.30	0.25	0.25	1.75	28,449	47
12-31-21	13.13	0.23	•	0.64	0.87	0.41	0.49	—	0.90	—	13.10	6.69	0.31	0.22	0.22	1.77	40,086	35
Class S
06-30-26+	11.14	0.10	•	0.42	0.52	—	—	—	—	—	11.66	4.67	0.71	0.54	0.54	1.79	248,483	21
12-31-25	10.42	0.37	•	0.75	1.12	0.40	—	—	0.40	—	11.14	10.94	0.56	0.52	0.52	3.43	265,851	43
12-31-24	10.08	0.31	•	0.32	0.63	0.29	—	—	0.29	—	10.42	6.23	0.56	0.51	0.51	3.02	56,011	35
12-31-23	9.49	0.24	•	0.74	0.98	0.30	0.09	—	0.39	—	10.08	10.57	0.55	0.50	0.50	2.44	64,105	35
12-31-22	12.98	0.17	•	(2.03)	(1.86)	0.46	1.17	—	1.63	—	9.49	(15.01)	0.55	0.50	0.50	1.53	71,665	47
12-31-21	13.03	0.20	•	0.63	0.83	0.39	0.49	—	0.88	—	12.98	6.37	0.56	0.47	0.47	1.52	93,573	35
Class S2
06-30-26+	10.78	0.09	•	0.41	0.50	—	—	—	—	—	11.28	4.64	0.86	0.69	0.69	1.64	9,482	21
12-31-25	10.09	0.35	•	0.72	1.07	0.38	—	—	0.38	—	10.78	10.72	0.71	0.67	0.67	3.29	8,965	43
12-31-24	9.77	0.29	•	0.30	0.59	0.27	—	—	0.27	—	10.09	6.06	0.71	0.66	0.66	2.87	2,288	35
12-31-23	9.20	0.22	•	0.72	0.94	0.28	0.09	—	0.37	—	9.77	10.47	0.70	0.65	0.65	2.29	3,119	35
12-31-22	12.62	0.14	•	(1.97)	(1.83)	0.42	1.17	—	1.59	—	9.20	(15.17)	0.70	0.65	0.65	1.28	3,259	47
12-31-21	12.70	0.18	•	0.61	0.79	0.38	0.49	—	0.87	—	12.62	6.25	0.71	0.62	0.62	1.43	5,629	35
Voya Solution Moderately Aggressive Portfolio
Class ADV
06-30-26+	10.85	(0.01)		1.03	1.02	—	—	—	—	—	11.87	9.40	1.08	0.78	0.78	(0.11)	23,893	21
12-31-25	12.17	0.06	•	1.56	1.62	0.41	2.31	0.22	2.94	—	10.85	14.39	0.77	0.77	0.77	0.50	24,512	36
12-31-24	10.86	0.15	•	1.42	1.57	0.14	0.12	—	0.26	—	12.17	14.54	0.74	0.74	0.74	1.30	23,102	29
12-31-23	10.06	0.12	•	1.66	1.78	0.34	0.64	—	0.98	—	10.86	18.23	0.75	0.75	0.75	1.11	21,532	26
12-31-22	14.96	0.09	•	(2.80)	(2.71)	0.41	1.78	—	2.19	—	10.06	(19.01)	0.77	0.77	0.77	0.74	20,306	71

See Accompanying Notes to Financial Statements

22

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Moderately Aggressive Portfolio (continued)
Class ADV (continued)
12-31-21	12.98	0.09	•	2.09	2.18	0.20	—	—	0.20	—	14.96	16.87	0.78	0.81	0.81	0.66	26,263	41
Class I
06-30-26+	11.26	0.02	•	1.07	1.09	—	—	—	—	—	12.35	9.68	0.58	0.28	0.28	0.39	8,270	21
12-31-25	12.57	0.12	•	1.61	1.73	0.51	2.31	0.22	3.04	—	11.26	14.94	0.27	0.27	0.27	1.00	8,617	36
12-31-24	11.20	0.22	•	1.46	1.68	0.19	0.12	—	0.31	—	12.57	15.14	0.24	0.24	0.24	1.79	7,718	29
12-31-23	10.35	0.17	•	1.72	1.89	0.40	0.64	—	1.04	—	11.20	18.85	0.25	0.25	0.25	1.61	5,819	26
12-31-22	15.33	0.17	•	(2.89)	(2.72)	0.48	1.78	—	2.26	—	10.35	(18.60)	0.27	0.27	0.27	1.37	4,576	71
12-31-21	13.29	0.17	•	2.14	2.31	0.27	—	—	0.27	—	15.33	17.42	0.28	0.31	0.31	1.19	5,090	41
Class R6
06-30-26+	11.25	0.02	•	1.06	1.08	—	—	—	—	—	12.33	9.60	0.41	0.28	0.28	0.39	45,946	21
12-31-25	12.55	0.12	•	1.62	1.74	0.51	2.31	0.22	3.04	—	11.25	15.07	0.24	0.24	0.24	1.02	43,629	36
12-31-24	11.18	0.22	•	1.46	1.68	0.19	0.12	—	0.31	—	12.55	15.16	0.23	0.23	0.23	1.80	36,538	29
12-31-23	10.34	0.17	•	1.71	1.88	0.40	0.64	—	1.04	—	11.18	18.77	0.24	0.24	0.24	1.62	32,231	26
12-31-22	15.32	0.16	•	(2.87)	(2.71)	0.49	1.78	—	2.27	—	10.34	(18.61)	0.27	0.27	0.27	1.30	26,694	71
12-31-21	13.28	0.18	•	2.13	2.31	0.27	—	—	0.27	—	15.32	17.44	0.27	0.30	0.30	1.25	30,360	41
Class S
06-30-26+	11.05	0.01	•	1.05	1.06	—	—	—	—	—	12.11	9.59	0.83	0.53	0.53	0.14	10,482	21
12-31-25	12.36	0.10	•	1.58	1.68	0.46	2.31	0.22	2.99	—	11.05	14.70	0.47	0.47	0.47	0.79	10,114	36
12-31-24	11.02	0.18	•	1.44	1.62	0.16	0.12	—	0.28	—	12.36	14.82	0.49	0.49	0.49	1.55	395,276	29
12-31-23	10.19	0.14	•	1.70	1.84	0.37	0.64	—	1.01	—	11.02	18.61	0.50	0.50	0.50	1.36	407,787	26
12-31-22	15.13	0.12	•	(2.84)	(2.72)	0.44	1.78	—	2.22	—	10.19	(18.87)	0.52	0.52	0.52	0.97	396,000	71
12-31-21	13.12	0.13	•	2.11	2.24	0.23	—	—	0.23	—	15.13	17.16	0.53	0.56	0.56	0.89	562,208	41
Class S2
06-30-26+	11.07	(0.00	)*•	1.05	1.05	—	—	—	—	—	12.12	9.49	0.98	0.68	0.68	(0.01)	1,780	21
12-31-25	12.37	0.07	•	1.59	1.66	0.43	2.31	0.22	2.96	—	11.07	14.55	0.67	0.67	0.67	0.60	1,745	36
12-31-24	11.04	0.17	•	1.43	1.60	0.15	0.12	—	0.27	—	12.37	14.63	0.64	0.64	0.64	1.39	1,512	29
12-31-23	10.21	0.13	•	1.69	1.82	0.35	0.64	—	0.99	—	11.04	18.42	0.65	0.65	0.65	1.21	1,315	26
12-31-22	15.13	0.09	•	(2.82)	(2.73)	0.41	1.78	—	2.19	—	10.21	(18.98)	0.67	0.67	0.67	0.74	998	71
12-31-21	13.14	0.12	•	2.10	2.22	0.23	—	—	0.23	—	15.13	16.99	0.68	0.71	0.71	0.84	1,851	41
Voya Solution 2030 Portfolio
Class ADV
06-30-26+	15.57	0.05	•	1.08	1.13	—	—	—	—	—	16.70	7.26	0.97	0.79	0.79	0.65	22,563	32
12-31-25	14.29	0.32	•	1.64	1.96	0.30	0.38	—	0.68	—	15.57	14.03	0.81	0.75	0.75	2.18	25,393	35
12-31-24	13.21	0.28	•	1.02	1.30	0.22	—	—	0.22	—	14.29	9.93	0.82	0.76	0.76	2.04	23,327	48
12-31-23	11.95	0.22	•	1.59	1.81	0.33	0.22	—	0.55	—	13.21	15.36	0.82	0.74	0.74	1.76	23,214	62
12-31-22	18.03	0.17	•	(3.25)	(3.08)	0.61	2.39	—	3.00	—	11.95	(18.09)	0.85	0.70	0.70	1.16	20,852	83
12-31-21	16.46	0.20	•	1.81	2.01	0.27	0.17	—	0.44	—	18.03	12.26	0.90	0.67	0.67	1.15	25,214	54
Class I
06-30-26+	16.33	0.10	•	1.14	1.24	—	—	—	—	—	17.57	7.59	0.47	0.29	0.29	1.15	14,236	32
12-31-25	14.96	0.42	•	1.71	2.13	0.38	0.38	—	0.76	—	16.33	14.54	0.31	0.25	0.25	2.68	13,470	35
12-31-24	13.80	0.37	•	1.08	1.45	0.29	—	—	0.29	—	14.96	10.57	0.32	0.26	0.26	2.54	9,145	48
12-31-23	12.47	0.30	•	1.65	1.95	0.40	0.22	—	0.62	—	13.80	15.89	0.32	0.24	0.24	2.26	10,587	62
12-31-22	18.68	0.24	•	(3.36)	(3.12)	0.70	2.39	—	3.09	—	12.47	(17.69)	0.35	0.20	0.20	1.59	9,992	83
12-31-21	17.02	0.28	•	1.88	2.16	0.33	0.17	—	0.50	—	18.68	12.80	0.40	0.17	0.17	1.57	12,248	54
Class S
06-30-26+	16.12	0.07	•	1.13	1.20	—	—	—	—	—	17.32	7.45	0.72	0.54	0.54	0.90	40,071	32
12-31-25	14.78	0.38	•	1.69	2.07	0.35	0.38	—	0.73	—	16.12	14.30	0.56	0.50	0.50	2.43	34,054	35
12-31-24	13.65	0.33	•	1.06	1.39	0.26	—	—	0.26	—	14.78	10.24	0.57	0.51	0.51	2.29	24,034	48

See Accompanying Notes to Financial Statements

23

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets					Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)		($000’s)	(%)
Voya Solution 2030 Portfolio (continued)
Class S (continued)
12-31-23	12.34	0.26	•	1.63	1.89	0.36	0.22	—	0.58	—	13.65	15.56	0.57	0.49	0.49	2.01		18,676	62
12-31-22	18.51	0.21	•	(3.34)	(3.13)	0.65	2.39	—	3.04	—	12.34	(17.87)	0.60	0.45	0.45	1.43		16,853	83
12-31-21	16.89	0.24	•	1.86	2.10	0.31	0.17	—	0.48	—	18.51	12.49	0.65	0.42	0.42	1.35		18,032	54
Class S2
06-30-26+	15.84	0.06	•	1.09	1.15	—	—	—	—	—	16.99	7.26	0.87	0.69	0.69	0.75		1,632	32
12-31-25	14.53	0.35	•	1.66	2.01	0.32	0.38	—	0.70	—	15.84	14.13	0.71	0.65	0.65	2.28		1,443	35
12-31-24	13.43	0.30	•	1.05	1.35	0.25	—	—	0.25	—	14.53	10.11	0.72	0.66	0.66	2.14		1,017	48
12-31-23	12.14	0.24	•	1.61	1.85	0.34	0.22	—	0.56	—	13.43	15.42	0.72	0.64	0.64	1.86		1,023	62
12-31-22	18.22	0.15	•	(3.25)	(3.10)	0.59	2.39	—	2.98	—	12.14	(18.01)	0.75	0.60	0.60	1.01		677	83
12-31-21	16.66	0.27	•	1.77	2.04	0.31	0.17	—	0.48	—	18.22	12.35	0.80	0.57	0.57	1.53		1,596	54
Voya Solution 2035 Portfolio
Class ADV
06-30-26+	11.21	0.02	•	0.93	0.95	—	—	—	—	—	12.16	8.47	0.95	0.78	0.78	0.33		158,617	20
12-31-25	10.25	0.20	•	1.38	1.58	0.23	0.39	—	0.62	—	11.21	15.77	0.80	0.74	0.74	1.89		157,496	29
12-31-24	9.33	0.17	•	0.90	1.07	0.15	—	—	0.15	—	10.25	11.50	0.80	0.75	0.75	1.71		154,855	32
12-31-23	8.49	0.14	•	1.31	1.45	0.30	0.31	—	0.61	—	9.33	17.38	0.80	0.72	0.72	1.52		175,986	33
12-31-22	13.07	0.12	•	(2.45)	(2.33)	0.44	1.81	—	2.25	—	8.49	(18.84)	0.81	0.68	0.68	1.12		163,697	69
12-31-21	12.20	0.14	•	1.53	1.67	0.26	0.54	—	0.80	—	13.07	13.81	0.83	0.65	0.65	1.05		219,940	42
Class I
06-30-26+	11.76	0.05	•	0.98	1.03	—	—	—	—	—	12.79	8.76	0.45	0.28	0.28	0.82		56,599	20
12-31-25	10.73	0.27	•	1.44	1.71	0.29	0.39	—	0.68	—	11.76	16.37	0.30	0.24	0.24	2.39		54,353	29
12-31-24	9.76	0.23	•	0.93	1.16	0.19	—	—	0.19	—	10.73	12.01	0.30	0.25	0.25	2.21		50,131	32
12-31-23	8.86	0.19	•	1.37	1.56	0.35	0.31	—	0.66	—	9.76	17.98	0.30	0.22	0.22	2.02		55,330	33
12-31-22	13.54	0.18	•	(2.54)	(2.36)	0.51	1.81	—	2.32	—	8.86	(18.39)	0.31	0.18	0.18	1.68		65,455	69
12-31-21	12.59	0.20	•	1.59	1.79	0.30	0.54	—	0.84	—	13.54	14.35	0.33	0.15	0.15	1.48		78,910	42
Class S
06-30-26+	11.50	0.03	•	0.96	0.99	—	—	—	—	—	12.49	8.61	0.70	0.53	0.53	0.57		418,132	20
12-31-25	10.51	0.23	•	1.41	1.64	0.26	0.39	—	0.65	—	11.50	16.05	0.55	0.49	0.49	2.14		397,021	29
12-31-24	9.56	0.20	•	0.92	1.12	0.17	—	—	0.17	—	10.51	11.79	0.55	0.50	0.50	1.96		350,794	32
12-31-23	8.69	0.16	•	1.34	1.50	0.32	0.31	—	0.63	—	9.56	17.64	0.55	0.47	0.47	1.77		338,635	33
12-31-22	13.33	0.15	•	(2.51)	(2.36)	0.47	1.81	—	2.28	—	8.69	(18.62)	0.56	0.43	0.43	1.41		297,358	69
12-31-21	12.43	0.18	•	1.55	1.73	0.29	0.54	—	0.83	—	13.33	14.08	0.58	0.40	0.40	1.35		369,502	42
Class S2
06-30-26+	10.74	0.02	•	0.90	0.92	—	—	—	—	—	11.66	8.57	0.85	0.68	0.68	0.41		11,208	20
12-31-25	9.86	0.20	•	1.32	1.52	0.25	0.39	—	0.64	—	10.74	15.84	0.70	0.64	0.64	1.99		10,770	29
12-31-24	8.97	0.17	•	0.87	1.04	0.15	—	—	0.15	—	9.86	11.68	0.70	0.65	0.65	1.81		9,564	32
12-31-23	8.19	0.14	•	1.26	1.40	0.31	0.31	—	0.62	—	8.97	17.43	0.70	0.62	0.62	1.62		10,884	33
12-31-22	12.70	0.12	•	(2.37)	(2.25)	0.45	1.81	—	2.26	—	8.19	(18.73)	0.71	0.58	0.58	1.20		9,674	69
12-31-21	11.88	0.15	•	1.49	1.64	0.28	0.54	—	0.82	—	12.70	13.91	0.73	0.55	0.55	1.23		14,062	42
Voya Solution 2040 Portfolio
Class ADV
06-30-26+	17.19	(0.00	)*•	1.69	1.69	—	—	—	—	—	18.88	9.83	0.98	0.75	0.75	(0.00	)*	21,465	25
12-31-25	15.44	0.28	•	2.38	2.66	0.28	0.63	—	0.91	—	17.19	17.65	0.85	0.71	0.71	1.70		21,116	38
12-31-24	13.84	0.24	•	1.54	1.78	0.18	—	—	0.18	—	15.44	12.94	0.87	0.72	0.72	1.58		19,490	39
12-31-23	12.34	0.17	•	2.13	2.30	0.44	0.36	—	0.80	—	13.84	18.98	0.91	0.71	0.71	1.31		15,845	57
12-31-22	19.65	0.17	•	(3.78)	(3.61)	0.58	3.12	—	3.70	—	12.34	(19.48)	0.90	0.67	0.67	1.14		14,290	92
12-31-21	17.38	0.18	•	2.55	2.73	0.24	0.22	—	0.46	—	19.65	15.78	0.93	0.64	0.64	0.95		17,364	63

See Accompanying Notes to Financial Statements

24

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2040 Portfolio (continued)
Class I
06-30-26+	18.10	0.03	•	1.80	1.83	—	—	—	—	—	19.93	10.11	0.48	0.25	0.25	0.35	9,012	25
12-31-25	16.20	0.38	•	2.50	2.88	0.35	0.63	—	0.98	—	18.10	18.23	0.35	0.21	0.21	2.20	6,419	38
12-31-24	14.50	0.33	•	1.62	1.95	0.25	—	—	0.25	—	16.20	13.55	0.37	0.22	0.22	2.08	5,864	39
12-31-23	12.90	0.25	•	2.23	2.48	0.52	0.36	—	0.88	—	14.50	19.58	0.41	0.21	0.21	1.81	6,338	57
12-31-22	20.38	0.25	•	(3.93)	(3.68)	0.68	3.12	—	3.80	—	12.90	(19.12)	0.40	0.17	0.17	1.61	10,181	92
12-31-21	17.99	0.25	•	2.67	2.92	0.31	0.22	—	0.53	—	20.38	16.34	0.43	0.14	0.14	1.30	10,092	63
Class S
06-30-26+	17.79	0.02	•	1.76	1.78	—	—	—	—	—	19.57	10.01	0.73	0.50	0.50	0.23	35,446	25
12-31-25	15.95	0.33	•	2.46	2.79	0.32	0.63	—	0.95	—	17.79	17.92	0.60	0.46	0.46	1.95	30,584	38
12-31-24	14.28	0.28	•	1.60	1.88	0.21	—	—	0.21	—	15.95	13.26	0.62	0.47	0.47	1.83	21,659	39
12-31-23	12.71	0.21	•	2.19	2.40	0.47	0.36	—	0.83	—	14.28	19.27	0.66	0.46	0.46	1.56	15,920	57
12-31-22	20.14	0.22	•	(3.89)	(3.67)	0.64	3.12	—	3.76	—	12.71	(19.29)	0.65	0.42	0.42	1.44	13,309	92
12-31-21	17.80	0.25	•	2.60	2.85	0.29	0.22	—	0.51	—	20.14	16.10	0.68	0.39	0.39	1.28	13,325	63
Class S2
06-30-26+	17.29	0.01	•	1.71	1.72	—	—	—	—	—	19.01	9.95	0.88	0.65	0.65	0.06	2,314	25
12-31-25	15.53	0.29	•	2.39	2.68	0.29	0.63	—	0.92	—	17.29	17.71	0.75	0.61	0.61	1.80	2,315	38
12-31-24	13.90	0.25	•	1.56	1.81	0.18	—	—	0.18	—	15.53	13.12	0.77	0.62	0.62	1.68	1,866	39
12-31-23	12.39	0.19	•	2.13	2.32	0.45	0.36	—	0.81	—	13.90	19.11	0.81	0.61	0.61	1.41	1,632	57
12-31-22	19.74	0.18	•	(3.79)	(3.61)	0.62	3.12	—	3.74	—	12.39	(19.42)	0.80	0.57	0.57	1.19	1,604	92
12-31-21	17.48	0.24	•	2.52	2.76	0.28	0.22	—	0.50	—	19.74	15.88	0.83	0.54	0.54	1.25	2,051	63
Voya Solution 2045 Portfolio
Class ADV
06-30-26+	11.48	(0.02	)•	1.25	1.23	—	—	—	—	—	12.71	10.71	0.95	0.76	0.76	(0.26)	126,873	19
12-31-25	10.25	0.16	•	1.72	1.88	0.18	0.47	—	0.65	—	11.48	18.84	0.81	0.72	0.72	1.49	121,515	31
12-31-24	9.09	0.12	•	1.16	1.28	0.12	—	—	0.12	—	10.25	14.15	0.82	0.73	0.73	1.20	116,887	32
12-31-23	8.24	0.11	•	1.48	1.59	0.28	0.46	—	0.74	—	9.09	19.73	0.82	0.71	0.71	1.23	129,358	33
12-31-22	13.12	0.10	•	(2.55)	(2.45)	0.43	2.00	—	2.43	—	8.24	(19.72)	0.83	0.67	0.67	1.01	121,395	75
12-31-21	12.29	0.11	•	1.94	2.05	0.23	0.99	—	1.22	—	13.12	16.95	0.85	0.65	0.65	0.86	162,480	42
Class I
06-30-26+	12.17	0.01	•	1.33	1.34	—	—	—	—	—	13.51	11.01	0.45	0.26	0.26	0.23	47,303	19
12-31-25	10.83	0.23	•	1.82	2.05	0.24	0.47	—	0.71	—	12.17	19.48	0.31	0.22	0.22	1.99	42,154	31
12-31-24	9.60	0.18	•	1.22	1.40	0.17	—	—	0.17	—	10.83	14.65	0.32	0.23	0.23	1.70	38,133	32
12-31-23	8.67	0.16	•	1.56	1.72	0.33	0.46	—	0.79	—	9.60	20.32	0.32	0.21	0.21	1.73	43,480	33
12-31-22	13.67	0.16	•	(2.66)	(2.50)	0.50	2.00	—	2.50	—	8.67	(19.28)	0.33	0.17	0.17	1.55	54,349	75
12-31-21	12.72	0.17	•	2.02	2.19	0.25	0.99	—	1.24	—	13.67	17.51	0.35	0.15	0.15	1.24	65,611	42
Class S
06-30-26+	11.77	(0.00	)*•	1.29	1.29	—	—	—	—	—	13.06	10.96	0.70	0.51	0.51	(0.02)	357,367	19
12-31-25	10.50	0.19	•	1.77	1.96	0.22	0.47	—	0.69	—	11.77	19.15	0.56	0.47	0.47	1.74	333,382	31
12-31-24	9.32	0.15	•	1.17	1.32	0.14	—	—	0.14	—	10.50	14.27	0.57	0.48	0.48	1.45	286,493	32
12-31-23	8.43	0.13	•	1.52	1.65	0.30	0.46	—	0.76	—	9.32	20.09	0.57	0.46	0.46	1.48	274,907	33
12-31-22	13.37	0.13	•	(2.60)	(2.47)	0.47	2.00	—	2.47	—	8.43	(19.50)	0.58	0.42	0.42	1.31	237,729	75
12-31-21	12.50	0.15	•	1.97	2.12	0.26	0.99	—	1.25	—	13.37	17.26	0.60	0.40	0.40	1.14	289,193	42
Class S2
06-30-26+	11.25	(0.01	)•	1.22	1.21	—	—	—	—	—	12.46	10.76	0.85	0.66	0.66	(0.17)	5,679	19
12-31-25	10.05	0.17	•	1.69	1.86	0.19	0.47	—	0.66	—	11.25	19.06	0.71	0.62	0.62	1.59	5,217	31
12-31-24	8.92	0.13	•	1.12	1.25	0.12	—	—	0.12	—	10.05	14.13	0.72	0.63	0.63	1.30	6,105	32
12-31-23	8.09	0.11	•	1.47	1.58	0.29	0.46	—	0.75	—	8.92	19.96	0.72	0.61	0.61	1.33	6,857	33
12-31-22	12.93	0.10	•	(2.51)	(2.41)	0.43	2.00	—	2.43	—	8.09	(19.70)	0.73	0.57	0.57	0.96	5,964	75

See Accompanying Notes to Financial Statements

25

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2045 Portfolio (continued)
Class S2 (continued)
12-31-21	12.14	0.14•		1.90	2.04	0.26	0.99	—	1.25	—	12.93	17.10	0.75	0.55	0.55	1.12	10,947	42
Voya Solution 2050 Portfolio
Class ADV
06-30-26+	17.74	(0.05	)•	2.05	2.00	—	—	—	—	—	19.74	11.27	0.99	0.76	0.76	(0.50)	19,181	20
12-31-25	16.17	0.24	•	2.75	2.99	0.24	1.18	—	1.42	—	17.74	19.25	0.88	0.73	0.73	1.42	16,660	36
12-31-24	14.25	0.18	•	1.90	2.08	0.16	—	—	0.16	—	16.17	14.64	0.91	0.74	0.74	1.16	15,772	46
12-31-23	12.58	0.16	•	2.34	2.50	0.41	0.42	—	0.83	—	14.25	20.22	0.97	0.73	0.73	1.16	14,397	57
12-31-22	20.45	0.16	•	(3.98)	(3.82)	0.62	3.43	—	4.05	—	12.58	(19.81)	0.96	0.68	0.68	1.06	12,860	88
12-31-21	17.96	0.14	•	2.86	3.00	0.21	0.30	—	0.51	—	20.45	16.82	0.98	0.65	0.65	0.71	15,352	60
Class I
06-30-26+	18.83	(0.00	)*•	2.17	2.17	—	—	—	—	—	21.00	11.53	0.49	0.26	0.26	(0.00)*	8,896	20
12-31-25	17.07	0.34	•	2.93	3.27	0.33	1.18	—	1.51	—	18.83	19.90	0.38	0.23	0.23	1.92	7,274	36
12-31-24	15.03	0.27	•	2.00	2.27	0.23	—	—	0.23	—	17.07	15.18	0.41	0.24	0.24	1.66	6,710	46
12-31-23	13.23	0.23	•	2.48	2.71	0.49	0.42	—	0.91	—	15.03	20.88	0.47	0.23	0.23	1.66	6,594	57
12-31-22	21.30	0.25	•	(4.17)	(3.92)	0.72	3.43	—	4.15	—	13.23	(19.46)	0.46	0.18	0.18	1.57	9,196	88
12-31-21	18.66	0.22	•	3.01	3.23	0.29	0.30	—	0.59	—	21.30	17.42	0.48	0.15	0.15	1.09	9,999	60
Class S
06-30-26+	18.40	(0.02	)•	2.12	2.10	—	—	—	—	—	20.50	11.41	0.74	0.51	0.51	(0.25)	33,825	20
12-31-25	16.73	0.29	•	2.85	3.14	0.29	1.18	—	1.47	—	18.40	19.54	0.63	0.48	0.48	1.67	28,104	36
12-31-24	14.73	0.23	•	1.96	2.19	0.19	—	—	0.19	—	16.73	14.97	0.66	0.49	0.49	1.41	18,077	46
12-31-23	12.98	0.20	•	2.41	2.61	0.44	0.42	—	0.86	—	14.73	20.50	0.72	0.48	0.48	1.41	13,936	57
12-31-22	20.99	0.23	•	(4.12)	(3.89)	0.69	3.43	—	4.12	—	12.98	(19.64)	0.71	0.43	0.43	1.49	10,577	88
12-31-21	18.42	0.20	•	2.93	3.13	0.26	0.30	—	0.56	—	20.99	17.10	0.73	0.40	0.40	0.97	9,740	60
Class S2
06-30-26+	18.00	(0.04	)•	2.07	2.03	—	—	—	—	—	20.03	11.28	0.89	0.66	0.66	(0.40)	1,551	20
12-31-25	16.38	0.26	•	2.80	3.06	0.26	1.18	—	1.44	—	18.00	19.44	0.78	0.63	0.63	1.52	1,245	36
12-31-24	14.43	0.20	•	1.92	2.12	0.17	—	—	0.17	—	16.38	14.76	0.81	0.64	0.64	1.26	1,004	46
12-31-23	12.73	0.17	•	2.37	2.54	0.42	0.42	—	0.84	—	14.43	20.36	0.87	0.63	0.63	1.26	958	57
12-31-22	20.63	0.15	•	(4.00)	(3.85)	0.62	3.43	—	4.05	—	12.73	(19.76)	0.86	0.58	0.58	0.95	601	88
12-31-21	18.16	0.20	•	2.85	3.05	0.28	0.30	—	0.58	—	20.63	16.91	0.88	0.55	0.55	0.99	1,022	60
Voya Solution 2055 Portfolio
Class ADV
06-30-26+	13.39	(0.04	)•	1.58	1.54	—	—	—	—	—	14.93	11.50	0.97	0.79	0.79	(0.58)	46,998	21
12-31-25	12.24	0.16	•	2.12	2.28	0.18	0.95	—	1.13	—	13.39	19.37	0.86	0.75	0.75	1.25	42,954	31
12-31-24	10.80	0.12	•	1.47	1.59	0.12	0.03	—	0.15	—	12.24	14.77	0.88	0.76	0.76	0.99	41,569	39
12-31-23	9.45	0.11	•	1.77	1.88	0.29	0.24	—	0.53	—	10.80	20.21	0.87	0.74	0.74	1.06	50,945	37
12-31-22	15.14	0.12	•	(2.98)	(2.86)	0.48	2.35	—	2.83	—	9.45	(19.93)	0.88	0.69	0.69	1.00	45,825	75
12-31-21	14.99	0.10	•	2.38	2.48	0.31	2.02	—	2.33	—	15.14	17.03	0.93	0.66	0.66	0.67	58,046	51
Class I
06-30-26+	14.13	(0.01	)•	1.67	1.66	—	—	—	—	—	15.79	11.75	0.47	0.29	0.29	(0.09)	27,342	21
12-31-25	12.88	0.23	•	2.23	2.46	0.26	0.95	—	1.21	—	14.13	19.92	0.36	0.25	0.25	1.72	23,684	31
12-31-24	11.35	0.19	•	1.54	1.73	0.17	0.03	—	0.20	—	12.88	15.34	0.38	0.26	0.26	1.49	21,906	39
12-31-23	9.90	0.17	•	1.87	2.04	0.35	0.24	—	0.59	—	11.35	20.90	0.37	0.24	0.24	1.56	20,883	37
12-31-22	15.72	0.19	•	(3.10)	(2.91)	0.56	2.35	—	2.91	—	9.90	(19.53)	0.38	0.19	0.19	1.57	24,944	75
12-31-21	15.37	0.18	•	2.45	2.63	0.26	2.02	—	2.28	—	15.72	17.53	0.43	0.16	0.16	1.10	27,701	51
Class S
06-30-26+	13.60	(0.02	)•	1.60	1.58	—	—	—	—	—	15.18	11.62	0.72	0.54	0.54	(0.34)	135,937	21
12-31-25	12.44	0.21	•	2.13	2.34	0.23	0.95	—	1.18	—	13.60	19.64	0.61	0.50	0.50	1.59	121,415	31

See Accompanying Notes to Financial Statements

26

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2055 Portfolio (continued)
Class S (continued)
12-31-24	10.97	0.15	•	1.49	1.64	0.14	0.03	—	0.17	—	12.44	15.07	0.63	0.51	0.51	1.24	99,675	39
12-31-23	9.58	0.13	•	1.82	1.95	0.32	0.24	—	0.56	—	10.97	20.66	0.62	0.49	0.49	1.31	87,505	37
12-31-22	15.33	0.15	•	(3.02)	(2.87)	0.53	2.35	—	2.88	—	9.58	(19.80)	0.63	0.44	0.44	1.32	86,020	75
12-31-21	15.15	0.15	•	2.40	2.55	0.35	2.02	—	2.37	—	15.33	17.32	0.68	0.41	0.41	0.96	86,021	51
Class S2
06-30-26+	13.52	(0.03	)•	1.59	1.56	—	—	—	—	—	15.08	11.54	0.87	0.69	0.69	(0.48)	5,445	21
12-31-25	12.37	0.19	•	2.12	2.31	0.21	0.95	—	1.16	—	13.52	19.51	0.76	0.65	0.65	1.49	4,806	31
12-31-24	10.91	0.13	•	1.49	1.62	0.13	0.03	—	0.16	—	12.37	14.90	0.78	0.66	0.66	1.09	3,848	39
12-31-23	9.53	0.12	•	1.80	1.92	0.30	0.24	—	0.54	—	10.91	20.41	0.77	0.64	0.64	1.16	3,428	37
12-31-22	15.22	0.11	•	(2.97)	(2.86)	0.48	2.35	—	2.83	—	9.53	(19.84)	0.78	0.59	0.59	0.93	3,070	75
12-31-21	15.09	0.15	•	2.36	2.51	0.36	2.02	—	2.38	—	15.22	17.09	0.83	0.56	0.56	0.97	5,377	51
Voya Solution 2060 Portfolio
Class ADV
06-30-26+	13.11	(0.04	)•	1.55	1.51	—	—	—	—	—	14.62	11.52	1.01	0.78	0.78	(0.57)	14,950	25
12-31-25	11.99	0.16	•	2.06	2.22	0.18	0.92	—	1.10	—	13.11	19.30	0.95	0.76	0.76	1.29	13,482	38
12-31-24	10.61	0.13	•	1.43	1.56	0.12	0.06	—	0.18	—	11.99	14.80	0.98	0.76	0.76	1.13	11,876	43
12-31-23	9.27	0.12	•	1.73	1.85	0.28	0.23	—	0.51	—	10.61	20.29	1.08	0.74	0.74	1.17	10,706	55
12-31-22	14.96	0.12	•	(2.95)	(2.83)	0.44	2.42	—	2.86	—	9.27	(19.99)	1.05	0.70	0.70	1.04	9,384	85
12-31-21	13.16	0.10	•	2.11	2.21	0.16	0.25	—	0.41	—	14.96	16.63	1.08	0.68	0.68	0.73	10,459	68
Class I
06-30-26+	13.55	(0.00	)*•	1.59	1.59	—	—	—	—	—	15.14	11.74	0.51	0.28	0.28	(0.07)	7,461	25
12-31-25	12.35	0.21	•	2.16	2.37	0.25	0.92	—	1.17	—	13.55	19.95	0.45	0.26	0.26	1.60	5,530	38
12-31-24	10.92	0.19	•	1.47	1.66	0.17	0.06	—	0.23	—	12.35	15.34	0.48	0.26	0.26	1.63	6,474	43
12-31-23	9.52	0.17	•	1.79	1.96	0.33	0.23	—	0.56	—	10.92	20.98	0.58	0.24	0.24	1.67	6,336	55
12-31-22	15.29	0.19	•	(3.03)	(2.84)	0.51	2.42	—	2.93	—	9.52	(19.65)	0.55	0.20	0.20	1.64	6,855	85
12-31-21	13.41	0.15	•	2.18	2.33	0.20	0.25	—	0.45	—	15.29	17.46	0.58	0.18	0.18	1.04	6,685	68
Class S
06-30-26+	13.19	(0.02	)•	1.56	1.54	—	—	—	—	—	14.73	11.68	0.76	0.53	0.53	(0.33)	23,322	25
12-31-25	12.06	0.21	•	2.06	2.27	0.22	0.92	—	1.14	—	13.19	19.61	0.70	0.51	0.51	1.70	20,755	38
12-31-24	10.67	0.16	•	1.43	1.59	0.14	0.06	—	0.20	—	12.06	15.08	0.73	0.51	0.51	1.38	14,782	43
12-31-23	9.32	0.14	•	1.74	1.88	0.30	0.23	—	0.53	—	10.67	20.59	0.83	0.49	0.49	1.42	10,507	55
12-31-22	15.03	0.16	•	(2.97)	(2.81)	0.48	2.42	—	2.90	—	9.32	(19.78)	0.80	0.45	0.45	1.43	8,466	85
12-31-21	13.21	0.13	•	2.12	2.25	0.18	0.25	—	0.43	—	15.03	17.15	0.83	0.43	0.43	0.93	8,211	68
Class S2
06-30-26+	13.15	(0.03	)•	1.55	1.52	—	—	—	—	—	14.67	11.56	0.91	0.68	0.68	(0.48)	1,485	25
12-31-25	12.02	0.20	•	2.04	2.24	0.19	0.92	—	1.11	—	13.15	19.44	0.85	0.66	0.66	1.60	1,151	38
12-31-24	10.63	0.14	•	1.43	1.57	0.12	0.06	—	0.18	—	12.02	14.90	0.88	0.66	0.66	1.23	909	43
12-31-23	9.28	0.13	•	1.73	1.86	0.28	0.23	—	0.51	—	10.63	20.45	0.98	0.64	0.64	1.27	947	55
12-31-22	14.96	0.11	•	(2.93)	(2.82)	0.44	2.42	—	2.86	—	9.28	(19.93)	0.95	0.60	0.60	0.91	729	85
12-31-21	13.19	0.16	•	2.06	2.22	0.20	0.25	—	0.45	—	14.96	16.93	0.98	0.58	0.58	1.08	1,234	68
Voya Solution 2065 Portfolio
Class ADV
06-30-26+	11.60	(0.03	)•	1.36	1.33	—	—	—	—	—	12.93	11.47	1.04	0.78	0.78	(0.58)	5,054	24
12-31-25	11.24	0.15	•	2.04	2.19	0.30	1.53	—	1.83	—	11.60	19.51	1.04	0.75	0.75	1.25	4,246	51
12-31-24	10.69	0.14	•	1.46	1.60	0.18	0.87	—	1.05	—	11.24	14.92	1.02	0.75	0.75	1.20	3,891	42
12-31-23	8.89	0.14	•	1.67	1.81	—	0.01	—	0.01	—	10.69	20.31	1.20	0.75	0.75	1.47	3,614	33
12-31-22	11.94	0.11	•	(2.48)	(2.37)	0.24	0.44	—	0.68	—	8.89	(19.98)	1.30	0.70	0.70	1.16	1,988	89
12-31-21	11.55	0.11	•	1.86	1.97	0.41	1.17	—	1.58	—	11.94	17.05	1.61	0.67	0.67	0.90	1,583	53

See Accompanying Notes to Financial Statements

27

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2065 Portfolio (continued)
Class I
06-30-26+	11.11	(0.00	)*•	1.31	1.31	—	—	—	—	—	12.42	11.79	0.54	0.28	0.28	(0.08)	3,795	24
12-31-25	10.84	0.16	•	2.01	2.17	0.37	1.53	—	1.90	—	11.11	20.01	0.54	0.25	0.25	1.38	3,129	51
12-31-24	10.35	0.19	•	1.41	1.60	0.24	0.87	—	1.11	—	10.84	15.47	0.52	0.25	0.25	1.70	4,518	42
12-31-23	8.92	0.19	•	1.69	1.88	0.44	0.01	—	0.45	—	10.35	20.99	0.70	0.25	0.25	1.97	3,247	33
12-31-22	11.97	0.18	•	(2.51)	(2.33)	0.28	0.44	—	0.72	—	8.92	(19.60)	0.80	0.20	0.20	1.77	2,336	89
12-31-21	11.56	0.18	•	1.86	2.04	0.46	1.17	—	1.63	—	11.97	17.64	1.11	0.17	0.17	1.38	1,692	53
Class S
06-30-26+	11.50	(0.02	)•	1.36	1.34	—	—	—	—	—	12.84	11.65	0.79	0.53	0.53	(0.33)	21,771	24
12-31-25	11.16	0.21	•	2.00	2.21	0.34	1.53	—	1.87	—	11.50	19.80	0.79	0.50	0.50	1.72	17,585	51
12-31-24	10.64	0.17	•	1.44	1.61	0.22	0.87	—	1.09	—	11.16	15.09	0.77	0.50	0.50	1.45	11,665	42
12-31-23	8.90	0.17	•	1.68	1.85	0.10	0.01	—	0.11	—	10.64	20.74	0.95	0.50	0.50	1.72	6,958	33
12-31-22	11.95	0.17	•	(2.53)	(2.36)	0.25	0.44	—	0.69	—	8.90	(19.81)	1.05	0.45	0.45	1.70	3,700	89
12-31-21	11.56	0.18	•	1.82	2.00	0.44	1.17	—	1.61	—	11.95	17.30	1.36	0.42	0.42	1.41	2,431	53
Class S2
06-30-26+	11.61	(0.03	)•	1.38	1.35	—	—	—	—	—	12.96	11.63	0.94	0.68	0.68	(0.48)	585	24
12-31-25	11.26	0.19	•	2.01	2.20	0.32	1.53	—	1.85	—	11.61	19.55	0.94	0.65	0.65	1.57	430	51
12-31-24	10.72	0.15	•	1.46	1.61	0.20	0.87	—	1.07	—	11.26	14.99	0.92	0.65	0.65	1.30	301	42
12-31-23	8.90	0.15	•	1.68	1.83	—	0.01	—	0.01	—	10.72	20.52	1.10	0.65	0.65	1.57	230	33
12-31-22	11.95	0.11	•	(2.48)	(2.37)	0.24	0.44	—	0.68	—	8.90	(19.89)	1.20	0.60	0.60	1.13	133	89
12-31-21	11.56	0.16	•	1.82	1.98	0.42	1.17	—	1.59	—	11.95	17.11	1.51	0.57	0.57	1.26	114	53
Voya Solution 2070 Portfolio
Class ADV
06-30-26+	10.48	(0.03	)•	1.24	1.21	—	—	—	—	—	11.69	11.55	1.28	0.88	0.88	(0.53)	1,306	22
08-08-25(6)- 12-31-25	10.00	0.16	•	0.57	0.73	0.23	0.02	—	0.25	—	10.48	7.30	1.47	0.75	0.75	3.94	827	10
Class I
06-30-26+	10.48	(0.00	)*•	1.24	1.24	—	—	—	—	—	11.72	11.83	0.78	0.38	0.38	(0.04)	1,372	22
08-08-25(6)- 12-31-25	10.00	0.18	•	0.57	0.75	0.25	0.02	—	0.27	—	10.48	7.50	0.97	0.25	0.25	4.44	823	10
Class S
06-30-26+	10.48	(0.02	)•	1.25	1.23	—	—	—	—	—	11.71	11.74	1.03	0.63	0.63	(0.28)	2,309	22
08-08-25(6)- 12-31-25	10.00	0.17	•	0.57	0.74	0.24	0.02	—	0.26	—	10.48	7.36	1.22	0.50	0.50	4.16	1,306	10
Class S2
06-30-26+	10.48	(0.02	)•	1.24	1.22	—	—	—	—	—	11.70	11.64	1.18	0.78	0.78	(0.43)	918	22
08-08-25(6)- 12-31-25	10.00	0.17	•	0.56	0.73	0.23	0.02	—	0.25	—	10.48	7.34	1.37	0.65	0.65	4.04	806	10

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

See Accompanying Notes to Financial Statements

28

FINANCIAL HIGHLIGHTS (continued)

(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds ("ETFs"). Net investment income (loss) of any underlying mutual funds or ETFs is not included in a Portfolio net investment income (loss) ratio to average net assets.
(6)	Commencement of operations.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

29

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-five active separate investment series. The fourteen series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Solution Aggressive Portfolio (“Solution Aggressive”), Voya Solution Balanced Portfolio (“Solution Balanced”), Voya Solution Conservative Portfolio (“Solution Conservative”), Voya Solution Income Portfolio (“Solution Income”), Voya Solution Moderately Aggressive Portfolio (“Solution Moderately Aggressive”), Voya Solution 2030 Portfolio (“Solution 2030”), Voya Solution 2035 Portfolio (“Solution 2035”), Voya Solution 2040 Portfolio (“Solution 2040”), Voya Solution 2045 Portfolio (“Solution 2045”), Voya Solution 2050 Portfolio (“Solution 2050”), Voya Solution 2055 Portfolio (“Solution 2055”), Voya Solution 2060 Portfolio (“Solution 2060”), Voya Solution 2065 Portfolio (“Solution 2065”) and Voya Solution 2070 (“Solution 2070”). Each Portfolio is a diversified series of the Company.

Solution 2030, Solution 2035, Solution 2040, Solution 2045, Solution 2050, Solution 2055, Solution 2060, Solution 2065 and Solution 2070 are structured and managed around a specific target retirement or financial goal date (“Target Date”). When these Portfolios reach their respective Target Date, they may be combined with Solution Income, without a vote of shareholders, if approved by the Portfolios’ Board of Directors (the “Board”).

The classes of shares included in this report are: Adviser (“Class ADV”), Initial (“Class I”), Class R6, Service (“Class S”), and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. Shares of the Portfolios may be offered to separate accounts (“Separate Accounts”) of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies (“Variable Contracts”) and to certain of the Portfolios’ investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Separate Account context. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/ losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of the Portfolios is described in the respective Portfolio’s prospectus.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”),

30

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability

31

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as dividends from underlying funds in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.

C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio declares and pays dividends from net investment income and capital gain distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

32

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter ("OTC"), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

G. Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized requirements on open futures accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2026, certain Portfolios used futures to enact tactical positions and to provide the Portfolios with greater liquidity. Certain Portfolios had purchased and sold futures contracts on various equity indices. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2026, the following Portfolios had average quarterly notional values on futures contracts purchased and sold as disclosed below.

33

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

	Purchased	Sold
Solution Income	$354,000	$224,875
Solution 2030	699,285	778,348
Solution 2035	6,293,569	6,304,620
Solution 2040	1,549,409	1,524,596
Solution 2045	12,579,325	12,518,258
Solution 2050	1,368,737	1,444,192
Solution 2055	4,864,956	4,814,542
Solution 2060	1,044,958	1,043,088
Solution 2065	879,510	882,071
Solution 2070	206,133	240,213

Please refer to the tables within each respective Portfolio of Investments for open futures contracts as of June 30, 2026.

H. Offering Costs. Costs incurred with the offering of shares of a Portfolio are deferred and amortized over a twelve month period on a straight-line basis starting at the commencement of operations.

I.   Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT IN UNDERLYING FUNDS

For the period ended June 30, 2026, the cost of purchases and the proceeds from sales of the Underlying Funds were as follows:

	Purchases	Sales
Solution Aggressive	$44,271,452	$47,612,920
Solution Balanced	38,578,962	45,353,098
Solution Conservative	22,600,515	29,375,094
Solution Income	102,491,998	142,814,738
Solution Moderately Aggressive	18,698,418	24,021,070
Solution 2030	24,472,355	24,719,685
Solution 2035	128,272,561	146,794,024
Solution 2040	18,562,905	15,927,223
Solution 2045	98,827,716	110,298,713
Solution 2050	16,009,960	11,449,770
Solution 2055	46,408,330	43,577,120
Solution 2060	13,171,450	11,139,117
Solution 2065	9,793,173	6,744,989
Solution 2070	2,694,631	1,010,476

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The

Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates: 0.20% of each Portfolio’s average daily nets assets invested in affiliated Underlying Funds and 0.40% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments for all Portfolios except Solution Aggressive, Solution Balanced, Solution Conservative and Solution Moderately Aggressive. For Solution Aggressive, Solution Balanced, Solution Conservative and Solution Moderately Aggressive, the component of the management fee attributable to affiliated Underlying Funds is 0.18% of each Portfolio's average daily net assets invested in affiliated Underlying Funds.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Classes ADV and S2 of the respective Portfolios have a plan of distribution (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio’s shares. The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement. Under the Plans, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV shares and each Portfolio makes payments to the Distributor at an annual rate of 0.15% of each Portfolio’s average daily net assets attributable to its Class S2 shares.

The Company has a shareholder servicing plan (“Service Plan”) for the Classes ADV, S, and S2 shares of each respective Portfolio. The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S, and S2 shares and their shareholders

34

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of each applicable Portfolio’s average daily net assets attributable to its Classes ADV, S, and S2 shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2026, the following direct or indirect, wholly- owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage

ReliaStar Life Insurance Company	Solution Aggressive	6.04%
	Solution Balanced	6.23
	Solution Moderately Aggressive	7.09

Voya Institutional Trust Company	Solution 2030	15.10
	Solution 2035	18.23
	Solution 2040	8.90
	Solution 2045	16.50
	Solution 2050	10.52
	Solution 2055	6.24
	Solution 2060	8.97
	Solution 2065	6.87
	Solution Balanced	6.72
	Solution Income	29.20
	Solution Moderately Aggressive	27.61

Voya Investment Management Co. LLC	Solution 2070	60.97

Voya Retirement Insurance and Annuity Company	Solution 2030	84.90
	Solution 2035	78.69
	Solution 2040	91.10
	Solution 2045	82.02
	Solution 2050	89.48
	Solution 2055	93.76
	Solution 2060	91.03
	Solution 2065	93.13
	Solution 2070	34.94
	Solution Aggressive	89.85
	Solution Balanced	86.05
	Solution Conservative	93.40
	Solution Income	66.18
	Solution Moderately Aggressive	62.98

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2026, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Solution Aggressive	$161,185
Solution Balanced	152,067
Solution Conservative	70,268
Solution Income	448,472
Solution Moderately Aggressive	35,512
Solution 2030	73,425
Solution 2035	584,183
Solution 2040	64,643
Solution 2045	495,546
Solution 2050	61,637
Solution 2055	211,441
Solution 2060	49,373
Solution 2065	32,790
Solution 2070	871

NOTE 7 —EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the following Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons  or  services  retained  by  the  Portfolio’s  Board members who are not “interested persons,” as that term is defined in the 1940 Act, to the levels listed below:

35

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 7 —EXPENSE LIMITATION AGREEMENTS (continued)

	Class	Class	Class	Class	Class
Portfolio	ADV	I	R6	S	S2
Solution Aggressive	1.27%	0.77%	0.77%	1.02%	1.17%
Solution Balanced	1.25%	0.75%	0.75%	1.00%	1.15%
Solution Conservative	1.16%	0.66%	0.66%	0.91%	1.06%
Solution Income	1.18%	0.68%	N/A	0.93%	1.08%
Solution Moderately Aggressive	1.30%	0.80%	0.80%	1.05%	1.20%
Solution 2030	1.22%	0.72%	N/A	0.97%	1.12%
Solution 2035	1.23%	0.73%	N/A	0.98%	1.13%
Solution 2040	1.23%	0.73%	N/A	0.98%	1.13%
Solution 2045	1.25%	0.75%	N/A	1.00%	1.15%
Solution 2050	1.26%	0.76%	N/A	1.01%	1.16%
Solution 2055	1.28%	0.78%	N/A	1.03%	1.18%

NOTE 8 — LINE OF CREDIT

Effective June 8, 2026, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York Mellon ("BNY") for an aggregate amount of $300,000,000 through June 7, 2027. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolios or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 8,

	Class	Class	Class	Class	Class
Portfolio	ADV	I	R6	S	S2
Solution 2060	1.28%	0.78%	N/A	1.03%	1.18%
Solution 2065	1.28%	0.78%	N/A	1.03%	1.18%
Solution 2070	1.28%	0.78%	N/A	1.03%	1.18%

The operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Expense Limitation Agreement is contractual through May 1, 2027. Termination or modification of this obligation requires approval by the Board.

2026, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 7, 2026.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolios did not utilize the line of credit during the period ended June 30, 2026.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Solution Aggressive
Class ADV
6/30/2026	24,701	—	—	(89,847)	—	(65,146)	393,629	—	—	(1,388,796)	—	(995,167)
12/31/2025	62,151	—	22,338	(59,302)	—	25,187	912,719	—	322,108	(886,146)	—	348,681
Class I
6/30/2026	331,439	—	—	(450,559)	—	(119,120)	5,618,698	—	—	(7,566,433)	—	(1,947,735)
12/31/2025	548,565	—	822,995	(1,037,853)	—	333,707	8,511,387	—	12,353,151	(16,016,817)	—	4,847,721
Class R6
6/30/2026	119,788	—	—	(179,939)	—	(60,151)	2,021,391	—	—	(3,054,518)	—	(1,033,127)
12/31/2025	418,326	—	178,735	(313,789)	—	283,272	6,441,072	—	2,684,597	(4,849,732)	—	4,275,937
Class S
6/30/2026	19,125	—	—	(174,223)	—	(155,098)	316,034	—	—	(2,984,782)	—	(2,668,748)
12/31/2025	48,002	—	22,923	(114,819)	—	(43,894)	708,323	—	338,343	(1,744,926)	—	(698,260)
Class S2
6/30/2026	17,200	—	—	(21,252)	—	(4,052)	270,788	—	—	(356,575)	—	(85,787)
12/31/2025	19,266	—	8,974	(27,828)	—	412	281,735	—	128,333	(412,622)	—	(2,554)
Solution Balanced
Class ADV
6/30/2026	25,518	—	—	(60,891)	—	(35,373)	261,161	—	—	(623,991)	—	(362,830)

36

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Solution Balanced (continued)
Class ADV
12/31/2025	102,401	—	48,744	(262,454)	—	(111,309)	978,593	—	461,604	(2,492,983)	—	(1,052,786)
Class I
6/30/2026	357,215	—	—	(942,390)	—	(585,175)	3,911,504	—	—	(10,190,351)	—	(6,278,847)
12/31/2025	1,101,775	—	712,255	(1,864,980)	—	(50,950)	11,289,103	—	7,129,673	(18,768,736)	—	(349,960)
Class R6
6/30/2026	165,053	—	—	(409,096)	—	(244,043)	1,795,036	—	—	(4,322,063)	—	(2,527,027)
12/31/2025	941,957	—	144,115	(487,255)	—	598,817	9,560,993	—	1,444,032	(4,873,397)	—	6,131,628
Class S
6/30/2026	55,033	—	—	(146,723)	—	(91,690)	572,163	—	—	(1,553,962)	—	(981,799)
12/31/2025	290,600	—	76,906	(616,015)	—	(248,509)	2,848,886	—	741,375	(6,024,211)	—	(2,433,950)
Class S2
6/30/2026	6,907	—	—	(13,372)	—	(6,465)	71,141	—	—	(143,536)	—	(72,395)
12/31/2025	11,964	—	6,691	(42,087)	—	(23,432)	115,541	—	64,299	(410,263)	—	(230,423)
Solution Conservative
Class ADV
6/30/2026	21,592	—	—	(168,514)	—	(146,922)	231,916	—	—	(1,836,552)	—	(1,604,636)
12/31/2025	78,605	—	11,550	(98,849)	—	(8,694)	824,114	—	120,356	(1,038,851)	—	(94,381)
Class I
6/30/2026	230,114	—	—	(583,075)	—	(352,961)	2,534,813	—	—	(6,425,362)	—	(3,890,549)
12/31/2025	434,158	—	157,057	(1,222,872)	—	(631,657)	4,553,710	—	1,655,381	(12,893,526)	—	(6,684,435)
Class R6
6/30/2026	87,569	—	—	(201,083)	—	(113,514)	957,312	—	—	(2,184,866)	—	(1,227,554)
12/31/2025	301,729	—	41,015	(408,064)	—	(65,320)	3,158,929	—	431,891	(4,312,128)	—	(721,308)
Class S
6/30/2026	28,378	—	—	(137,675)	—	(109,297)	306,344	—	—	(1,500,786)	—	(1,194,442)
12/31/2025	69,587	—	24,739	(478,076)	—	(383,750)	723,746	—	258,023	(4,997,789)	—	(4,016,020)
Class S2
6/30/2026	7,401	—	—	(24,383)	—	(16,982)	78,473	—	—	(261,469)	—	(182,996)
12/31/2025	33,033	—	5,801	(32,415)	—	6,419	333,875	—	59,749	(332,631)	—	60,993
Solution Income
Class ADV
6/30/2026	194,762	—	—	(1,767,140)	—	(1,572,378)	2,156,432	—	—	(19,684,402)	—	(17,527,970)
12/31/2025	319,698	11,976,261	239,074	(2,025,193)	—	10,509,840	3,360,014	125,895,688	2,510,281	(21,524,271)	—	110,241,712
Class I
6/30/2026	96,572	—	—	(355,776)	—	(259,204)	1,100,209	—	—	(4,071,356)	—	(2,971,147)
12/31/2025	512,932	2,193,589	52,044	(975,682)	—	1,782,883	5,562,667	23,743,708	562,591	(10,679,860)	—	19,189,106
Class S
6/30/2026	144,139	—	—	(2,698,603)	—	(2,554,464)	1,629,482	—	—	(30,727,084)	—	(29,097,602)
12/31/2025	411,960	19,982,870	193,353	(2,099,892)	—	18,488,291	4,448,829	214,410,675	2,070,812	(22,826,596)	—	198,103,720
Class S2
6/30/2026	48,309	—	—	(39,011)	—	9,298	530,478	—	—	(425,137)	—	105,341
12/31/2025	28,338	686,043	7,321	(117,003)	—	604,699	297,867	7,128,672	75,920	(1,228,413)	—	6,274,046
Solution Moderately Aggressive
Class ADV
6/30/2026	76,322	—	—	(322,102)	—	(245,780)	842,295	—	—	(3,688,042)	—	(2,845,747)
12/31/2025	93,988	—	499,733	(233,294)	—	360,427	1,093,924	—	5,469,894	(2,803,508)	—	3,760,310
Class I
6/30/2026	94,149	—	—	(189,712)	—	(95,563)	1,112,793	—	—	(2,270,862)	—	(1,158,069)
12/31/2025	80,745	—	159,385	(89,050)	—	151,080	925,655	—	1,807,242	(1,133,073)	—	1,599,824
Class R6
6/30/2026	194,809	—	—	(349,237)	—	(154,428)	2,236,085	—	—	(4,074,818)	—	(1,838,733)
12/31/2025	750,242	—	873,352	(654,813)	—	968,781	9,261,114	—	9,886,490	(8,014,561)	—	11,133,043
Class S
6/30/2026	39,205	—	—	(88,403)	—	(49,198)	448,324	—	—	(1,007,866)	—	(559,542)
12/31/2025	239,977	—	8,151,549	(39,448,051)	—	(31,056,525)	3,027,250	—	90,797,394	(426,179,229)	—	(332,354,585)
Class S2
6/30/2026	9,389	—	—	(20,114)	—	(10,725)	106,537	—	—	(233,777)	—	(127,240)
12/31/2025	17,729	—	33,305	(15,622)	—	35,412	213,705	—	371,275	(195,643)	—	389,337
Solution 2030
Class ADV
6/30/2026	92,758	—	—	(372,974)	—	(280,216)	1,465,210	—	—	(6,026,751)	—	(4,561,541)
12/31/2025	365,491	—	72,819	(439,624)	—	(1,314)	5,453,834	—	1,073,346	(6,528,377)	—	(1,197)

37

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Solution 2030 (continued)
Class I
6/30/2026	73,094	—	—	(87,397)	—	(14,303)	1,222,284	—	—	(1,442,027)	—	(219,743)
12/31/2025	347,478	—	33,957	(168,182)	—	213,253	5,510,298	—	524,299	(2,615,908)	—	3,418,689
Class S
6/30/2026	424,704	—	—	(223,007)	—	201,697	7,029,213	—	—	(3,731,572)	—	3,297,641
12/31/2025	700,222	—	94,182	(308,047)	—	486,357	10,767,527	—	1,436,283	(4,817,700)	—	7,386,110
Class S2
6/30/2026	9,316	—	—	(4,400)	—	4,916	152,183	—	—	(69,832)	—	82,351
12/31/2025	23,408	—	3,525	(5,819)	—	21,114	354,182	—	52,833	(87,490)	—	319,525
Solution 2035
Class ADV
6/30/2026	335,498	—	—	(1,340,369)	—	(1,004,871)	3,874,747	—	—	(15,441,082)	—	(11,566,335)
12/31/2025	764,088	—	824,996	(2,651,331)	—	(1,062,247)	8,191,395	—	8,687,204	(28,216,962)	—	(11,338,363)
Class I
6/30/2026	203,496	—	—	(399,350)	—	(195,854)	2,478,738	—	—	(4,936,223)	—	(2,457,485)
12/31/2025	731,467	—	276,075	(1,058,855)	—	(51,313)	8,170,371	—	3,042,352	(11,701,997)	—	(489,274)
Class S
6/30/2026	820,832	—	—	(1,867,402)	—	(1,046,570)	9,684,180	—	—	(22,408,017)	—	(12,723,837)
12/31/2025	1,938,955	—	2,021,703	(2,827,687)	—	1,132,971	21,342,509	—	21,814,171	(31,221,139)	—	11,935,541
Class S2
6/30/2026	31,251	—	—	(72,458)	—	(41,207)	348,236	—	—	(812,060)	—	(463,824)
12/31/2025	190,922	—	62,518	(221,355)	—	32,085	1,927,015	—	630,807	(2,274,413)	—	283,409
Solution 2040
Class ADV
6/30/2026	113,426	—	—	(205,119)	—	(91,693)	2,014,742	—	—	(3,725,141)	—	(1,710,399)
12/31/2025	224,212	—	72,030	(329,884)	—	(33,642)	3,617,952	—	1,153,206	(5,420,687)	—	(649,529)
Class I
6/30/2026	111,898	—	—	(14,459)	—	97,439	2,121,398	—	—	(265,704)	—	1,855,694
12/31/2025	112,714	—	21,891	(141,885)	—	(7,280)	1,917,292	—	368,427	(2,440,579)	—	(154,860)
Class S
6/30/2026	216,447	—	—	(124,202)	—	92,245	4,010,613	—	—	(2,300,573)	—	1,710,040
12/31/2025	552,758	—	89,066	(280,538)	—	361,286	9,254,458	—	1,474,930	(4,736,037)	—	5,993,351
Class S2
6/30/2026	18,601	—	—	(30,733)	—	(12,132)	333,276	—	—	(568,929)	—	(235,653)
12/31/2025	23,576	—	7,509	(17,389)	—	13,696	385,594	—	120,897	(294,162)	—	212,329
Solution 2045
Class ADV
6/30/2026	294,046	—	—	(901,481)	—	(607,435)	3,496,947	—	—	(10,895,868)	—	(7,398,921)
12/31/2025	572,974	—	643,422	(2,034,755)	—	(818,359)	6,164,526	—	6,839,573	(21,876,577)	—	(8,872,478)
Class I
6/30/2026	189,720	—	—	(152,955)	—	36,765	2,434,128	—	—	(1,970,259)	—	463,869
12/31/2025	405,800	—	219,415	(681,047)	—	(55,832)	4,624,861	—	2,468,421	(7,784,075)	—	(690,793)
Class S
6/30/2026	540,099	—	—	(1,486,808)	—	(946,709)	6,590,912	—	—	(18,589,413)	—	(11,998,501)
12/31/2025	1,418,421	—	1,716,159	(2,092,286)	—	1,042,294	15,631,676	—	18,706,135	(23,399,307)	—	10,938,504
Class S2
6/30/2026	36,710	—	—	(44,886)	—	(8,176)	427,734	—	—	(526,428)	—	(98,694)
12/31/2025	46,889	—	31,199	(221,356)	—	(143,268)	495,579	—	324,777	(2,315,532)	—	(1,495,176)
Solution 2050
Class ADV
6/30/2026	89,602	—	—	(56,824)	—	32,778	1,659,599	—	—	(1,046,618)	—	612,981
12/31/2025	186,343	—	82,252	(305,108)	—	(36,513)	3,126,978	—	1,348,110	(5,057,309)	—	(582,221)
Class I
6/30/2026	55,701	—	—	(18,406)	—	37,295	1,100,840	—	—	(366,984)	—	733,856
12/31/2025	90,741	—	30,444	(127,932)	—	(6,747)	1,618,932	—	528,500	(2,213,682)	—	(66,250)
Class S
6/30/2026	238,248	—	—	(115,384)	—	122,864	4,571,737	—	—	(2,288,379)	—	2,283,358
12/31/2025	469,889	—	114,734	(138,155)	—	446,468	8,172,062	—	1,948,180	(2,429,219)	—	7,691,023
Class S2
6/30/2026	14,687	—	—	(6,437)	—	8,250	276,134	—	—	(124,558)	—	151,576
12/31/2025	15,892	—	5,815	(13,855)	—	7,852	273,429	—	96,637	(240,941)	—	129,125

38

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Solution 2055
Class ADV
6/30/2026	177,249	—	—	(236,959)	—	(59,710)	2,468,221	—	—	(3,376,098)	—	(907,877)
12/31/2025	403,837	—	278,585	(870,125)	—	(187,703)	5,220,646	—	3,446,092	(11,007,627)	—	(2,340,889)
Class I
6/30/2026	92,270	—	—	(37,078)	—	55,192	1,358,054	—	—	(545,911)	—	812,143
12/31/2025	252,387	—	151,164	(428,659)	—	(25,108)	3,393,478	—	1,968,157	(5,652,535)	—	(290,900)
Class S
6/30/2026	464,777	—	—	(438,376)	—	26,401	6,582,066	—	—	(6,396,093)	—	185,973
12/31/2025	704,027	—	777,187	(566,347)	—	914,867	9,101,323	—	9,745,920	(7,407,326)	—	11,439,917
Class S2
6/30/2026	23,445	—	—	(17,938)	—	5,507	332,685	—	—	(260,918)	—	71,767
12/31/2025	62,604	—	29,710	(47,820)	—	44,494	805,079	—	370,776	(609,480)	—	566,375
Solution 2060
Class ADV
6/30/2026	108,440	—	—	(113,934)	—	(5,494)	1,479,600	—	—	(1,547,493)	—	(67,893)
12/31/2025	183,151	—	88,611	(234,189)	—	37,573	2,291,692	—	1,073,081	(2,898,397)	—	466,376
Class I
6/30/2026	92,790	—	—	(8,296)	—	84,494	1,292,556	—	—	(115,466)	—	1,177,090
12/31/2025	104,622	—	36,847	(257,401)	—	(115,932)	1,344,629	—	460,219	(3,187,356)	—	(1,382,508)
Class S
6/30/2026	183,636	—	—	(173,620)	—	10,016	2,531,016	—	—	(2,432,797)	—	98,219
12/31/2025	387,719	—	127,960	(168,104)	—	347,575	4,866,176	—	1,557,279	(2,110,742)	—	4,312,713
Class S2
6/30/2026	14,642	—	—	(961)	—	13,681	203,072	—	—	(13,823)	—	189,249
12/31/2025	25,947	—	6,721	(20,782)	—	11,886	325,479	—	81,594	(253,892)	—	153,181
Solution 2065
Class ADV
6/30/2026	96,504	—	—	(71,881)	—	24,623	1,151,082	—	—	(885,376)	—	265,706
12/31/2025	137,874	—	49,683	(167,741)	—	19,816	1,674,120	—	585,325	(2,078,112)	—	181,333
Class I
6/30/2026	55,579	—	—	(31,711)	—	23,868	647,126	—	—	(366,666)	—	280,460
12/31/2025	137,984	—	40,977	(314,337)	—	(135,376)	1,591,481	—	462,810	(3,631,579)	—	(1,577,288)
Class S
6/30/2026	232,862	—	—	(66,858)	—	166,004	2,810,723	—	—	(826,464)	—	1,984,259
12/31/2025	491,280	—	210,123	(217,481)	—	483,922	5,846,577	—	2,453,998	(2,627,342)	—	5,673,233
Class S2
6/30/2026	9,528	—	—	(1,440)	—	8,088	116,438	—	—	(17,675)	—	98,763
12/31/2025	14,432	—	5,062	(9,193)	—	10,301	175,265	—	59,677	(113,733)	—	121,209
Solution 2070
Class ADV
6/30/2026	34,688	—	—	(1,963)	—	32,725	371,224	—	—	(22,262)	—	348,962
8/08/2025(1)-
12/31/2025	77,140	—	1,840	(2)	—	78,978	772,461	—	19,393	(21)	—	791,833
Class I
6/30/2026	38,605	—	—	(14)	—	38,591	442,559	—	—	(151)	—	442,408
8/08/2025(1)-
12/31/2025	76,559	—	1,973	(21)	—	78,511	766,392	—	20,790	(222)	—	786,960
Class S
6/30/2026	80,712	—	—	(8,171)	—	72,541	900,735	—	—	(87,814)	—	812,921
8/08/2025(1)-
12/31/2025	126,100	—	2,925	(4,390)	—	124,635	1,291,074	—	30,854	(45,568)	—	1,276,360
Class S2
6/30/2026	1,612	—	—	(55)	—	1,557	17,949	—	—	(596)	—	17,353
8/08/2025(1)-
12/31/2025	75,084	—	1,821	—	—	76,905	750,884	—	19,193	—	—	770,077

(1)       Commencement of operations.

39

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, straddle loss deferrals and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

		Year Ended		Year Ended
	December 31, 2025			December 31, 2024
	Ordinary	Long-term	Return of	Ordinary	Long-term
	Income	Capital Gains	Capital	Income	Capital Gains
Solution Aggressive	$4,639,230	$11,187,302	$—	$409,816	$537,925
Solution Balanced	4,737,046	5,103,937	—	882,883	—
Solution Conservative	2,525,400	—	—	394,037	—
Solution Income	5,219,604	—	—	4,533,775	—
Solution Moderately Aggressive	19,963,548	80,206,035	8,162,712	7,456,325	3,394,992
Solution 2030	1,464,425	1,622,336	—	951,973	—
Solution 2035	22,303,098	11,871,436	—	9,511,068	—
Solution 2040	1,009,463	2,107,997	—	591,007	—
Solution 2045	11,455,088	16,883,818	—	6,234,509	—
Solution 2050	750,093	3,171,335	—	455,133	—
Solution 2055	5,849,780	9,681,165	—	1,973,920	406,463
Solution 2060	701,816	2,470,357	—	363,764	163,608
Solution 2065	653,204	2,908,606	—	426,969	1,400,596
Solution 2070	90,230	—	—	—	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for U.S. federal income tax purposes as of December 31, 2025, were:

	Undistributed	Undistributed	Unrealized			Total
	Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards		Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Earnings/(Loss)
Solution Aggressive	$5,460,444	$21,109,032	$16,034,578	$—	—	$42,604,054
Solution Balanced	5,818,657	17,210,756	4,821,069	—	—	27,850,482
Solution Conservative	3,782,595	2,505,990	(4,751,015)	(11,916)	Short-term	1,024,737
				(500,917)	Long-term
				$(512,833)*
Solution Income	11,327,947	476,522	(15,162,404)	—	—	(3,357,935)
Solution Moderately Aggressive	—	—	761,441	—	—	761,441
Solution 2030	2,153,512	4,752,476	57,261	—	—	6,963,249
Solution 2035	17,958,681	53,092,996	26,558,659	—	—	97,610,336
Solution 2040	1,606,865	5,915,698	1,641,980	—	—	9,164,543
Solution 2045	12,948,717	52,761,478	35,783,179	—	—	101,493,374
Solution 2050	1,323,975	5,378,347	2,265,303	—	—	8,967,625
Solution 2055	4,797,751	19,489,372	13,063,271	—	—	37,350,394
Solution 2060	1,001,035	4,219,869	1,473,189	—	—	6,694,093
Solution 2065	5,519	439,073	928,411	—	—	1,373,003
Solution 2070	5,856	50,747	80,341	—	—	136,944

40

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

*       Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.

As of June 30, 2026, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs, export controls, industrial policy measures, natural and environmental disasters, disruptions to critical infrastructure, cybersecurity events, sanctions, trade restrictions, and other market, economic, political, or regulatory developments, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. Such events may result in market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, economic downturns, capital controls or trading restrictions, and other adverse market or economic effects. Pandemics and other disruptions may also create challenges for real estate markets, including lower occupancy rates, decreased lease payments, defaults, and foreclosures, among other consequences. Systemic market dislocations and other changes in non−U.S. and domestic economic, social, and political conditions could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Armed conflicts, military actions, political instability, civil unrest, regime changes, and other geopolitical events in various regions of the world, and may continue to result, in sanctions, market disruptions, declines in regional and global stock markets, unusual volatility in global commodity markets, and disruptions to energy production, transportation, or supply through strategic waterways or other key shipping routes, any of which could adversely affect the value of investments, including beyond direct exposure to issuers in the affected regions. The escalation or expansion of hostilities, including the involvement of additional nations, could introduce further uncertainty and volatility in global energy, commodity, and financial markets. The extent and duration of these conflicts, related sanctions or governmental action in response to these conflicts (such as capital controls or trading restrictions), and resulting market disruptions are impossible to predict but could be substantial. Financial institutions, including U.S. domestic banks and non−U.S. banks, may experience financial difficulties or failures, and there can be no certainty that regulatory or governmental actions taken to limit the effects of those difficulties or failures on other financial institutions or on the U.S. or non−U.S. economies generally will be successful. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers, counterparties, or other organizations on which it relies. Recent technological developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence (“AI”), may pose risks to a Portfolio. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI. As AI is used more widely, the profitability and growth of Portfolio holdings may be impacted, which could significantly impact the overall performance of a Portfolio. The legal and regulatory frameworks within which AI operates continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

41

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 12 — REORGANIZATIONS

On August 8, 2025, Solution Income Portfolio (“Acquiring Portfolio”) acquired all of the net assets and assumed all liabilities of Voya Solution 2025 Portfolio (“Acquired Portfolio”), an open-end investment company that is not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2025, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2025, are as follows (Unaudited):

Net investment income	$14,882,250
Net realized and unrealized gain on investments	31,660,558
Net increase in net assets resulting from operations	$46,482,808

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since August 8, 2025. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

Total Net	Total Net	Acquired	Acquired
Assets of	Assets of	Portfolio’s	Portfolio’s
Acquired	Acquiring	Capital Loss	Unrealized	Portfolios’
Portfolio	Portfolio	Carryforwards	Appreciation	Conversion
(000s)	(000s)	(000s)	(000s)	Ratio
$371,179	$148,148	$—	$7,555	0.8872

The net assets of the Acquiring Portfolio after the acquisition of Acquired Portfolio were $519,326,720.

NOTE 13 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

42

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENT

The Portfolios have adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2026, the Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment	Short-term Capital	Long-term Capital
	Income	Gains	Gains	Payable Date	Record Date
Solution Aggressive
Class ADV	$0.2960	$0.0012	$1.1905	August 4, 2026	August 3, 2026
Class I	$0.3091	$0.0012	$1.1905	August 4, 2026	August 3, 2026
Class R6	$0.3090	$0.0012	$1.1905	August 4, 2026	August 3, 2026
Class S	$0.2923	$0.0012	$1.1905	August 4, 2026	August 3, 2026
Class S2	$0.2792	$0.0012	$1.1905	August 4, 2026	August 3, 2026
Solution Balanced
Class ADV	$0.2670	$-	$0.9357	August 4, 2026	August 3, 2026
Class I	$0.3203	$-	$0.9357	August 4, 2026	August 3, 2026
Class R6	$0.3271	$-	$0.9357	August 4, 2026	August 3, 2026
Class S	$0.2894	$-	$0.9357	August 4, 2026	August 3, 2026
Class S2	$0.2616	$-	$0.9357	August 4, 2026	August 3, 2026
Solution Conservative
Class ADV	$0.4323	$0.0033	$0.3313	August 4, 2026	August 3, 2026
Class I	$0.5048	$0.0033	$0.3313	August 4, 2026	August 3, 2026
Class R6	$0.5058	$0.0033	$0.3313	August 4, 2026	August 3, 2026
Class S	$0.4462	$0.0033	$0.3313	August 4, 2026	August 3, 2026
Class S2	$0.4505	$0.0033	$0.3313	August 4, 2026	August 3, 2026
Solution Income
Class ADV	$0.2636	$-	$0.0184	August 4, 2026	August 3, 2026
Class I	$0.3021	$-	$0.0184	August 4, 2026	August 3, 2026
Class S	$0.2853	$-	$0.0184	August 4, 2026	August 3, 2026
Class S2	$0.2789	$-	$0.0184	August 4, 2026	August 3, 2026
Solution Moderately Aggressive
Class ADV	$-	$0.1023	$0.3412	July 9, 2026	July 8, 2026
Class I	$0.0247	$0.1023	$0.3412	July 9, 2026	July 8, 2026
Class R6	$0.0234	$0.1023	$0.3412	July 9, 2026	July 8, 2026
Class S	$0.0096	$0.1023	$0.3412	July 9, 2026	July 8, 2026
Class S2	$0.0008	$0.1023	$0.3412	July 9, 2026	July 8, 2026
Solution 2030
Class ADV	$0.4261	$-	$1.0421	August 4, 2026	August 3, 2026
Class I	$0.5156	$-	$1.0421	August 4, 2026	August 3, 2026
Class S	$0.4841	$-	$1.0421	August 4, 2026	August 3, 2026
Class S2	$0.4661	$-	$1.0421	August 4, 2026	August 3, 2026
Solution 2035
Class ADV	$0.3218	$-	$1.0270	August 4, 2026	August 3, 2026
Class I	$0.3811	$-	$1.0270	August 4, 2026	August 3, 2026
Class S	$0.3531	$-	$1.0270	August 4, 2026	August 3, 2026
Class S2	$0.3381	$-	$1.0270	August 4, 2026	August 3, 2026
Solution 2040
Class ADV	$0.4021	$-	$1.6299	August 4, 2026	August 3, 2026
Class I	$0.4914	$-	$1.6299	August 4, 2026	August 3, 2026
Class S	$0.4571	$-	$1.6299	August 4, 2026	August 3, 2026

43

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 15 — SUBSEQUENT EVENTS (continued)

Class S2	$0.4245	$-	$1.6299	August 4, 2026	August 3, 2026
Solution 2045
Class ADV	$0.2893	$-	$1.2836	August 4, 2026	August 3, 2026
Class I	$0.3485	$-	$1.2836	August 4, 2026	August 3, 2026
Class S	$0.3202	$-	$1.2836	August 4, 2026	August 3, 2026
Class S2	$0.3012	$-	$1.2836	August 4, 2026	August 3, 2026
Solution 2050
Class ADV	$0.3849	$-	$1.7117	August 4, 2026	August 3, 2026
Class I	$0.4672	$-	$1.7117	August 4, 2026	August 3, 2026
Class S	$0.4322	$-	$1.7117	August 4, 2026	August 3, 2026
Class S2	$0.3985	$-	$1.7117	August 4, 2026	August 3, 2026
Solution 2055
Class ADV	$0.3067	$-	$1.3691	August 4, 2026	August 3, 2026
Class I	$0.3719	$-	$1.3691	August 4, 2026	August 3, 2026
Class S	$0.3414	$-	$1.3691	August 4, 2026	August 3, 2026
Class S2	$0.3252	$-	$1.3691	August 4, 2026	August 3, 2026
Solution 2060
Class ADV	$0.2789	$-	$1.2897	August 4, 2026	August 3, 2026
Class I	$0.3399	$-	$1.2897	August 4, 2025	August 3, 2026
Class S	$0.3133	$-	$1.2897	August 4, 2026	August 3, 2026
Class S2	$0.3011	$-	$1.2897	August 4, 2026	August 3, 2026
Solution 2065
Class ADV	$-	$0.0002	$0.0128	August 4, 2026	August 3, 2026
Class I	$-	$0.0002	$0.0128	August 4, 2026	August 3, 2026
Class S	$-	$0.0002	$0.0128	August 4, 2025	August 3, 2026
Class S2	$-	$0.0002	$0.0128	August 4, 2026	August 3, 2026
Solution 2070
Class ADV	$-	$0.0109	$0.0933	August 4, 2026	August 3, 2026
Class I	$-	$0.0109	$0.0933	August 4, 2026	August 3, 2026
Class S	$-	$0.0109	$0.0933	August 4, 2025	August 3, 2026
Class S2	$-	$0.0109	$0.0933	August 4, 2026	August 3, 2026

Reorganization: On close of business July 10, 2026, Solution Moderately Aggressive merged with and into Solution Aggressive.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

44

Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares	Value		Assets
MUTUAL FUNDS: 100.0%
	Affiliated Investment Companies: 100.0%
655,440	Voya Intermediate Bond Fund - Class R6	$5,728,544	2.5
306,554	Voya International Index Portfolio - Class I	4,582,981	2.0
924,217	Voya Large Cap Value Fund - Class R6	13,983,396	6.1
133,588	Voya Large-Cap Growth Fund - Class R6	8,946,392	3.9
635,520	Voya MI Dynamic Small Cap Fund - Class R6	10,835,623	4.7
463,572	Voya Multi-Manager Emerging Markets Equity Fund - Class I	8,186,674	3.6
1,677,747	Voya Multi-Manager International Equity Fund - Class I	21,559,049	9.4
1,380,438	Voya Multi-Manager Mid Cap Value Fund - Class I	14,108,081	6.2
145,907	Voya Russell TM Large Cap Growth Index Portfolio - Class I	11,093,305	4.9
123,444	Voya Small Cap Growth Fund - Class R6	7,272,061	3.2
3,672,814	Voya U.S. Stock Index Portfolio - Class I	85,135,820	37.2
295,137	VY® Invesco Comstock Portfolio - Class I	6,912,106	3.0
603,791	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	17,038,990	7.4
1,132,690	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	13,580,958	5.9
	Total Mutual Funds (Cost $193,904,677)	228,963,980	100.0

	Total Investments in Securities (Cost $193,904,677)	$228,963,980	100.0
	Liabilities in Excess of Other Assets	(57,687)	0.0
	Net Assets	$228,906,293	100.0

See Accompanying Notes to Financial Statements

 45

Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Mutual Funds	$228,963,980	$—	$—	$228,963,980
Total Investments, at fair value	$228,963,980	$—	$—	$228,963,980

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2026, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2025	at Cost	at Cost	(Depreciation)	6/30/2026	Income	(Losses)	Distributions
Voya Intermediate Bond Fund - Class R6	$7,200,857	$1,423,584	$(2,745,546)	$(150,351)	$5,728,544	$141,986	$93,140	$—
Voya International Index Portfolio - Class I	8,655,247	641,046	(4,016,259)	(697,053)	4,582,981	183,715	1,331,148	—
Voya Large Cap Value Fund - Class R6	—	13,869,709	(665,154)	778,841	13,983,396	30,505	(1,461)	—
Voya Large Cap Value Portfolio - Class R6	12,491,470	1,563,016	(13,761,076)	(293,410)	—	13,970	(480,913)	1,341,372
Voya Large-Cap Growth Fund - Class R6	8,430,850	983,478	(1,140,835)	672,899	8,946,392	—	72,155	—
Voya MI Dynamic Small Cap Fund - Class R6	8,529,777	1,610,060	(916,533)	1,612,319	10,835,623	—	92,376	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	8,428,163	529,616	(2,083,489)	1,312,384	8,186,674	—	1,333,604	—
Voya Multi-Manager International Equity Fund - Class I	22,449,984	1,355,305	(3,526,588)	1,280,348	21,559,049	—	1,166,618	—
Voya Multi-Manager Mid Cap Value Fund - Class I	10,519,421	3,089,394	(915,739)	1,415,005	14,108,081	—	85,350	—
Voya Russell TM Large Cap Growth Index Portfolio - Class I	10,719,370	2,899,263	(1,195,645)	(1,329,683)	11,093,305	13,330	59,920	1,849,330
Voya Small Cap Growth Fund - Class R6	5,771,839	1,457,205	(1,074,751)	1,117,768	7,272,061	—	465,553	—
Voya U.S. Stock Index Portfolio - Class I	74,730,537	9,040,474	(4,417,217)	5,782,026	85,135,820	—	2,083,403	—
VY® Invesco Comstock Portfolio - Class I	6,367,337	481,488	(613,035)	676,316	6,912,106	—	5,007	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	15,353,440	2,172,470	(1,380,472)	893,552	17,038,990	—	(75,066)	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	10,136,865	3,143,656	(765,971)	1,066,408	13,580,958	—	(11,421)	—
	$209,785,157	$44,259,764	$(39,218,310)	$14,137,369	$228,963,980	$383,506	$6,219,413	$3,190,702

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

 46

Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $198,777,520.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$35,067,817
Gross Unrealized Depreciation	(4,881,357)
Net Unrealized Appreciation	$30,186,460

See Accompanying Notes to Financial Statements

 47

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
MUTUAL FUNDS: 100.0%
	Affiliated Investment Companies: 100.0%
4,229,942	Voya Intermediate Bond Fund - Class R6	$36,969,693	17.6
710,001	Voya Large Cap Value Fund - Class R6	10,742,319	5.1
92,430	Voya Large-Cap Growth Fund - Class R6	6,190,056	2.9
162,718	Voya MI Dynamic Small Cap Fund - Class R6	2,774,337	1.3
975,465 (1)	Voya MidCap Opportunities Portfolio - Class R6	6,057,639	2.9
335,825	Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,930,662	2.8
894,714	Voya Multi-Manager International Equity Fund - Class I	11,497,069	5.5
635,320	Voya Multi-Manager Mid Cap Value Fund - Class I	6,492,975	3.1
107,698	Voya Russell TM Large Cap Growth Index Portfolio - Class I	8,188,312	3.9
1,812,432	Voya Short Duration Bond Fund - Class R6	16,855,620	8.0
28,448	Voya Small Cap Growth Fund - Class R6	1,675,873	0.8
2,557,382	Voya U.S. Stock Index Portfolio - Class I	59,280,118	28.2
1,323,650	VY® BrandywineGLOBAL - Bond Portfolio - Class I	12,627,625	6.0
181,384	VY® Invesco Comstock Portfolio - Class I	4,248,019	2.0
742,442	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	20,951,704	9.9
	Total Mutual Funds (Cost $190,462,983)	210,482,021	100.0

	Total Investments in Securities (Cost $190,462,983)	$210,482,021	100.0

	Liabilities in Excess of Other Assets	(59,214)	0.0
	Net Assets	$210,422,807	100.0

(1)	Non-income producing security.

See Accompanying Notes to Financial Statements

 48

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Mutual Funds	$210,482,021	$—	$—	$210,482,021
Total Investments, at fair value	$210,482,021	$—	$—	$210,482,021

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2026, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2025	at Cost	at Cost	(Depreciation)	6/30/2026	Income	(Losses)	Distributions
Voya Intermediate Bond Fund - Class R6	$35,495,154	$5,999,075	$(4,291,404)	$(233,132)	$36,969,693	$839,163	$(257,404)	$—
Voya International Index Portfolio - Class I	2,123,555	6,642	(2,022,813)	(107,384)	—	—	294,408	—
Voya Large Cap Value Fund - Class R6	—	10,961,049	(831,056)	612,326	10,742,319	24,398	(13,820)	—
Voya Large Cap Value Portfolio - Class R6	10,231,698	1,100,507	(10,484,309)	(847,896)	—	11,140	236,373	1,069,606
Voya Large-Cap Growth Fund - Class R6	6,211,150	674,157	(1,167,358)	472,107	6,190,056	—	64,866	—
Voya MI Dynamic Small Cap Fund - Class R6	2,620,563	137,295	(401,353)	417,832	2,774,337	—	35,586	—
Voya MidCap Opportunities Portfolio - Class R6	5,043,986	1,032,453	(515,967)	497,167	6,057,639	—	139,218	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,727,687	1,579,964	(1,237,470)	860,481	5,930,662	—	824,505	—
Voya Multi-Manager International Equity Fund - Class I	11,555,591	647,134	(1,555,036)	849,380	11,497,069	—	417,852	—
Voya Multi-Manager Mid Cap Value Fund - Class I	5,357,992	853,569	(402,569)	683,983	6,492,975	—	49,565	—
Voya Russell TM Large Cap Growth Index Portfolio - Class I	8,419,002	2,197,127	(1,411,573)	(1,016,244)	8,188,312	9,899	96,246	1,373,372
Voya Short Duration Bond Fund - Class R6	18,035,124	3,113,199	(4,038,159)	(254,544)	16,855,620	375,591	42,577	—
Voya Small Cap Growth Fund - Class R6	1,700,962	108,887	(370,597)	236,621	1,675,873	—	155,665	—
Voya U.S. Stock Index Portfolio - Class I	55,622,048	6,709,379	(6,036,136)	2,984,827	59,280,118	—	2,705,781	—
VY® Brandywine GLOBAL - Bond Portfolio - Class I	12,141,629	1,857,685	(1,615,403)	243,714	12,627,625	—	(92,118)	—
VY® Invesco Comstock Portfolio - Class I	4,172,201	159,894	(513,521)	429,445	4,248,019	—	1,405	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	20,113,389	1,440,944	(1,639,884)	1,037,255	20,951,704	—	15,285	—
	$203,571,731	$38,578,960	$(38,534,608)	$6,865,938	$210,482,021	$1,260,191	$4,715,990	$2,442,978

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

 49

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $198,780,909.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$20,081,875
Gross Unrealized Depreciation	(8,380,763)
Net Unrealized Appreciation	$11,701,112

See Accompanying Notes to Financial Statements

 50

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 8.4%
163,700	Schwab U.S. TIPS ETF	$4,338,050	4.9
16,023	Vanguard Long-Term Treasury ETF	884,149	1.0
45,496	Vanguard Total International Bond ETF	2,203,371	2.5
	Total Exchange-Traded Funds (Cost $7,441,673)	7,425,570	8.4

MUTUAL FUNDS: 91.6%
	Affiliated Investment Companies: 91.6%
634,861	Voya High Yield Bond Fund - Class R6	4,418,632	5.0
3,286,575	Voya Intermediate Bond Fund - Class R6	28,724,667	32.5
103,457	Voya International Index Portfolio - Class I	1,546,686	1.8
178,241	Voya Large Cap Value Fund - Class R6	2,696,788	3.1
38,640	Voya Large-Cap Growth Fund - Class R6	2,587,740	2.9
68,085	Voya MI Dynamic Small Cap Fund - Class R6	1,160,841	1.3
148,421	Voya MidCap Opportunities Portfolio - Class R6	921,694	1.1
114,968	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,030,328	2.3
170,459	Voya Multi-Manager International Equity Fund - Class I	2,190,399	2.5
88,858	Voya Multi-Manager Mid Cap Value Fund - Class I	908,128	1.0
1,326,921	Voya Short Duration Bond Fund - Class R6	12,340,362	14.0
11,899	Voya Small Cap Growth Fund - Class R6	700,984	0.8
168,852	Voya U.S. Stock Index Portfolio - Class I	3,913,985	4.4
830,519	VY® BrandywineGLOBAL - Bond Portfolio - Class I	7,923,149	9.0

			Percentage
			of Net
Shares		Value	Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
310,457	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	$8,761,092	9.9
	Total Mutual Funds (Cost $78,484,109)	80,825,475	91.6
	Total Long-Term Investments (Cost $85,925,782)	88,251,045	100.0

	Total Investments in Securities (Cost $85,925,782)	$88,251,045	100.0
	Assets in Excess of Other Liabilities	29,453	0.0
	Net Assets	$88,280,498	100.0

See Accompanying Notes to Financial Statements

 51

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,425,570	$—	$—	$7,425,570
Mutual Funds	80,825,475	—	—	80,825,475
Total Investments, at fair value	$88,251,045	$—	$—	$88,251,045

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2026, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2025	at Cost	at Cost	(Depreciation)	6/30/2026	Income	(Losses)	Distributions
Voya High Yield Bond Fund - Class R6	$5,598,216	$425,377	$(1,652,971)	$48,010	$4,418,632	$133,407	$(110,688)	$—
Voya Intermediate Bond Fund - Class R6	25,245,935	7,676,046	(3,742,985)	(454,329)	28,724,667	655,377	15,841	—
Voya International Index Portfolio - Class I	970,818	1,154,450	(574,910)	(3,672)	1,546,686	65,812	70,537	—
Voya Large Cap Value Fund - Class R6	—	3,038,360	(502,816)	161,244	2,696,788	6,693	(731)	—
Voya Large Cap Value Portfolio - Class R6	2,823,330	301,497	(3,106,436)	(18,391)	—	2,991	(144,191)	287,193
Voya Large-Cap Growth Fund - Class R6	2,859,406	401,248	(866,382)	193,468	2,587,740	—	53,174	—
Voya MI Dynamic Small Cap Fund - Class R6	—	1,239,289	(240,122)	161,674	1,160,841	—	9,672	—
Voya MidCap Opportunities Portfolio - Class R6	1,931,596	150,709	(1,297,930)	137,319	921,694	—	(35,777)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	—	2,341,787	(615,157)	303,698	2,030,328	—	26,624	—
Voya Multi-Manager International Equity Fund - Class I	2,419,314	201,486	(556,038)	125,637	2,190,399	—	137,299	—
Voya Multi-Manager Mid Cap Value Fund - Class I	2,035,158	59,515	(1,369,643)	183,098	908,128	—	36,786	—
Voya Short Duration Bond Fund - Class R6	19,514,958	1,528,833	(8,436,041)	(267,388)	12,340,362	324,886	109,955	—
Voya Small Cap Growth Fund - Class R6	—	764,175	(180,736)	117,545	700,984	—	6,797	—
Voya U.S. Stock Index Portfolio - Class I	3,421,730	1,244,254	(1,002,372)	250,373	3,913,985	—	157,202	—
VY® Brandywine GLOBAL – Bond Portfolio - Class I	8,391,193	676,853	(1,255,105)	110,208	7,923,149	—	(8,468)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9,252,875	611,075	(1,578,446)	475,588	8,761,092	—	4,796	—
	$84,464,529	$21,814,954	$(26,978,090)	$1,524,082	$80,825,475	$1,189,166	$328,828	$287,193

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

 52

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $91,457,653.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$2,423,101
Gross Unrealized Depreciation	(5,629,709)
Net Unrealized Depreciation	$(3,206,608)

See Accompanying Notes to Financial Statements

 53

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 18.5%
1,246,144	Schwab U.S. TIPS ETF	$33,022,816	6.9
269,973	Vanguard FTSE Developed Markets ETF	19,235,576	4.1
121,116	Vanguard FTSE Emerging Markets ETF	7,229,414	1.5
261,369	Vanguard Long-Term Treasury ETF	14,422,342	3.0
296,842	Vanguard Total International Bond ETF	14,376,058	3.0
	Total Exchange-Traded Funds (Cost $85,287,206)	88,286,206	18.5

MUTUAL FUNDS: 81.5%
	Affiliated Investment Companies: 81.5%
2,765,176	Voya High Yield Bond Fund - Class R6	19,245,627	4.0
1,545,332	Voya Inflation Protected Bond Plus Portfolio - Class I	14,247,961	3.0
13,213,958	Voya Intermediate Bond Fund - Class R6	115,489,997	24.2
970,389	Voya Large Cap Value Fund - Class R6	14,681,980	3.1
411,269	Voya Multi-Manager Emerging Markets Equity Fund - Class I	7,263,017	1.5
2,578,608	Voya Multi-Manager International Equity Fund - Class I	33,135,117	6.9
233,347	Voya Multi-Manager Mid Cap Value Fund - Class I	2,384,807	0.5
182,918	Voya Russell TM Large Cap Growth Index Portfolio - Class I	13,907,263	2.9
4,128,334	Voya Short Duration Bond Fund - Class R6	38,393,505	8.0
1,634,567	Voya U.S. Stock Index Portfolio - Class I	37,889,256	7.9
4,522,091	VY® BrandywineGLOBAL - Bond Portfolio - Class I	43,140,744	9.0
1,690,616	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	47,709,177	10.0

			Percentage
			of Net
Shares		Value	Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
205,059	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	$2,458,656	0.5
	Total Mutual Funds (Cost $375,083,878)	389,947,107	81.5
	Total Long-Term Investments (Cost $460,371,084)	478,233,313	100.0
	Total Investments in Securities (Cost $460,371,084)	$478,233,313	100.0
	Assets in Excess of Other Liabilities	210,535	0.0
	Net Assets	$478,443,848	100.0

See Accompanying Notes to Financial Statements

 54

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds	$88,286,206	$—	$—	$88,286,206
Mutual Funds	389,947,107	—	—	389,947,107
Total Investments, at fair value	$478,233,313	$—	$—	$478,233,313

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2026, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2025	at Cost	at Cost	(Depreciation)	6/30/2026	Income	(Losses)	Distributions
Voya High Yield Bond Fund - Class R6	$20,043,064	$1,881,135	$(2,299,533)	$(379,039)	$19,245,627	$542,681	$117,338	$—
Voya Inflation Protected Bond Plus Portfolio - Class I	10,058,065	6,100,432	(1,779,633)	(130,903)	14,247,961	335,631	81	—
Voya Intermediate Bond Fund - Class R6	131,086,968	10,779,634	(24,558,042)	(1,818,563)	115,489,997	2,842,843	228,339	—
Voya Large Cap Value Fund - Class R6	—	20,660,233	(6,834,952)	856,699	14,681,980	36,286	(99,603)	—
Voya Large Cap Value Portfolio - Class R6	20,223,615	2,091,791	(22,540,266)	224,860	—	21,543	(1,398,749)	2,068,444
Voya Multi-Manager Emerging Markets Equity Fund - Class I	11,520,802	854,244	(5,038,641)	(73,388)	7,263,017	—	3,417,926	—
Voya Multi-Manager International Equity Fund - Class I	32,383,942	4,261,992	(6,201,093)	2,690,276	33,135,117	—	1,022,668	—
Voya Multi-Manager Mid Cap Value Fund - Class I	—	2,370,916	(21,108)	34,999	2,384,807	—	—	—
Voya Russell TM Large Cap Growth Index Portfolio - Class I	20,587,602	5,796,711	(9,599,082)	(2,877,968)	13,907,263	20,618	978,192	2,860,526
Voya Short Duration Bond Fund - Class R6	39,619,151	4,652,253	(5,344,186)	(533,713)	38,393,505	867,233	25,136	—
Voya U.S. Stock Index Portfolio - Class I	28,705,199	14,553,748	(8,564,284)	3,194,593	37,889,256	—	619,725	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	45,055,887	3,715,022	(6,220,046)	589,881	43,140,744	—	(46,270)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	49,731,037	2,606,598	(8,371,082)	3,742,624	47,709,177	—	(1,144,684)	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	—	2,370,916	(20,938)	108,678	2,458,656	—	170	—
	$409,015,332	$82,695,625	$(107,392,886)	$5,629,036	$389,947,107	$4,666,835	$3,720,269	$4,928,970

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

 55

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(8,191)
Total	$(8,191)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$8,400
Total	$8,400

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $488,908,224.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$20,802,956
Gross Unrealized Depreciation	(31,477,867)
Net Unrealized Depreciation	$(10,674,911)

See Accompanying Notes to Financial Statements

 56

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
881,501	Voya Intermediate Bond Fund - Class R6	$7,704,322	8.5
304,621	Voya Large Cap Value Fund - Class R6	4,608,922	5.1
52,823	Voya Large-Cap Growth Fund - Class R6	3,537,558	3.9
153,547	Voya MI Dynamic Small Cap Fund - Class R6	2,617,979	2.9
183,213	Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,235,547	3.6
523,342	Voya Multi-Manager International Equity Fund - Class I	6,724,940	7.4
499,877	Voya Multi-Manager Mid Cap Value Fund - Class I	5,108,748	5.7
46,160	Voya Russell TM Large Cap Growth Index Portfolio - Class I	3,509,570	3.9
534,657	Voya Short Duration Bond Fund - Class R6	4,972,313	5.5
28,449	Voya Small Cap Growth Fund - Class R6	1,675,946	1.9
1,173,590	Voya U.S. Stock Index Portfolio - Class I	27,203,807	30.1
283,954	VY® BrandywineGLOBAL - Bond Portfolio - Class I	2,708,923	3.0
116,740	VY® Invesco Comstock Portfolio - Class I	2,734,060	3.0
318,341	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	8,983,595	9.9
428,360	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5,136,036	5.7
	Total Mutual Funds (Cost $81,368,746)	90,462,266	100.1
	Total Investments in Securities (Cost $81,368,746)	$90,462,266	100.1
	Liabilities in Excess of Other Assets	(90,720)	(0.1)
	Net Assets	$90,371,546	100.0

See Accompanying Notes to Financial Statements

57

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Mutual Funds	$90,462,266	$—	$—	$90,462,266
Total Investments, at fair value	$90,462,266	$—	$—	$90,462,266

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2026, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2025	at Cost	at Cost	(Depreciation)	6/30/2026	Income	(Losses)	Distributions
Voya Intermediate Bond Fund - Class R6	$7,574,837	$1,398,457	$(1,154,583)	$(114,389)	$7,704,322	$176,907	$10,841	$—
Voya International Index Portfolio - Class I	3,637,467	14,058	(3,132,484)	(519,041)	—	—	841,495	—
Voya Large Cap Value Fund - Class R6	—	4,769,292	(423,653)	263,283	4,608,922	10,547	4,770	—
Voya Large Cap Value Portfolio - Class R6	4,364,171	508,673	(4,686,000)	(186,844)	—	4,803	(77,386)	461,154
Voya Large-Cap Growth Fund - Class R6	3,542,302	433,689	(705,900)	267,467	3,537,558	—	49,138	—
Voya MI Dynamic Small Cap Fund - Class R6	2,414,571	154,089	(393,937)	443,256	2,617,979	—	(8,631)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,541,957	919,493	(752,686)	526,783	3,235,547	—	401,366	—
Voya Multi-Manager International Equity Fund - Class I	6,789,985	438,093	(1,119,162)	616,024	6,724,940	—	144,159	—
Voya Multi-Manager Mid Cap Value Fund - Class I	4,894,149	650,337	(1,058,158)	622,420	5,108,748	—	22,154	—
Voya Russell TM Large Cap Growth Index Portfolio - Class I	3,581,517	1,004,693	(575,538)	(501,102)	3,509,570	4,389	93,573	608,917
Voya Short Duration Bond Fund - Class R6	3,480,331	2,283,471	(726,221)	(65,268)	4,972,313	98,879	180	—
Voya Small Cap Growth Fund - Class R6	1,656,760	115,899	(442,041)	345,328	1,675,946	—	51,005	—
Voya U.S. Stock Index Portfolio - Class I	24,579,919	3,994,048	(3,538,216)	2,168,056	27,203,807	—	501,831	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	2,698,189	419,150	(436,958)	28,542	2,708,923	—	4,407	—
VY® Invesco Comstock Portfolio - Class I	2,647,328	156,916	(330,187)	260,003	2,734,060	—	23,532	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	8,589,601	985,289	(1,121,172)	529,877	8,983,595	—	(71,463)	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4,746,949	500,559	(533,289)	421,817	5,136,036	—	(8,072)	—
	$87,740,033	$18,746,206	$(21,130,185)	$5,106,212	$90,462,266	$295,525	$1,982,899	$1,070,071

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

58

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $84,588,534.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$9,162,066
Gross Unrealized Depreciation	(3,288,334)
Net Unrealized Appreciation	$5,873,732

See Accompanying Notes to Financial Statements

59

Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 17.4%
87,405	Schwab U.S. TIPS ETF	$2,316,232	3.0
65,557	Vanguard FTSE Developed Markets ETF	4,670,936	5.9
32,678	Vanguard FTSE Emerging Markets ETF	1,950,550	2.5
42,776	Vanguard Long-Term Treasury ETF	2,360,380	3.0
48,578	Vanguard Total International Bond ETF	2,352,633	3.0
	Total Exchange-Traded Funds (Cost $12,525,069)	13,650,731	17.4

MUTUAL FUNDS: 82.6%
	Affiliated Investment Companies: 82.6%
226,730	Voya High Yield Bond Fund - Class R6	1,578,042	2.0
1,625,281	Voya Intermediate Bond Fund - Class R6	14,204,959	18.1
212,193	Voya Large Cap Value Fund - Class R6	3,210,473	4.1
60,786	Voya MI Dynamic Small Cap Fund - Class R6	1,036,404	1.3
91,298	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,612,319	2.1
700,087	Voya Multi-Manager International Equity Fund - Class I	8,996,120	11.5
79,319	Voya Multi-Manager Mid Cap Value Fund - Class I	810,639	1.0
40,199	Voya Russell TM Large Cap Growth Index Portfolio - Class I	3,056,354	3.9
169,265	Voya Short Duration Bond Fund - Class R6	1,574,163	2.0
10,628	Voya Small Cap Growth Fund - Class R6	626,095	0.8
670,317	Voya U.S. Stock Index Portfolio - Class I	15,537,956	19.8
412,060	VY® BrandywineGLOBAL - Bond Portfolio - Class I	3,931,052	5.0
277,352	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7,826,873	10.0

			Percentage
			of Net
Shares		Value	Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
67,843	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	$813,434	1.0

	Total Mutual Funds (Cost $60,732,114)	64,814,883	82.6

	Total Long-Term Investments (Cost $73,257,183)	78,465,614	100.0

	Total Investments in Securities (Cost $73,257,183)	$78,465,614	100.0
	Assets in Excess of Other Liabilities	35,829	0.0
	Net Assets	$78,501,443	100.0

See Accompanying Notes to Financial Statements

60

Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds	$13,650,731	$—	$—	$13,650,731
Mutual Funds	64,814,883	—	—	64,814,883
Total Investments, at fair value	$78,465,614	$—	$—	$78,465,614

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2026, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2025	at Cost	at Cost	(Depreciation)	6/30/2026	Income	(Losses)	Distributions
Voya High Yield Bond Fund - Class R6	$1,460,194	$385,855	$(236,049)	$(31,958)	$1,578,042	$42,155	$11,884	$—
Voya Intermediate Bond Fund - Class R6	14,817,323	3,722,605	(4,029,795)	(305,174)	14,204,959	329,250	128,663	—
Voya Large Cap Value Fund - Class R6	—	3,415,403	(410,587)	205,657	3,210,473	7,531	(363)	—
Voya Large Cap Value Portfolio - Class R6	2,211,071	278,956	(2,527,804)	37,777	—	2,451	(173,588)	235,308
Voya MI Dynamic Small Cap Fund - Class R6	943,169	145,260	(209,381)	157,356	1,036,404	—	15,447	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,738,603	376,591	(678,868)	175,993	1,612,319	—	355,587	—
Voya Multi-Manager International Equity Fund - Class I	8,115,750	2,154,013	(1,904,059)	630,416	8,996,120	—	304,761	—
Voya Multi-Manager Mid Cap Value Fund - Class I	1,225,413	190,026	(729,072)	124,272	810,639	—	22,385	—
Voya Russell TM Large Cap Growth Index Portfolio - Class I	3,751,260	1,393,612	(1,539,149)	(549,369)	3,056,354	4,213	178,566	584,451
Voya Short Duration Bond Fund - Class R6	1,444,064	418,791	(265,928)	(22,764)	1,574,163	33,683	2,908	—
Voya Small Cap Growth Fund - Class R6	610,562	96,139	(170,778)	90,172	626,095	—	57,721	—
Voya U.S. Stock Index Portfolio - Class I	13,234,624	4,014,779	(2,571,413)	859,966	15,537,956	—	664,251	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4,373,643	953,155	(1,405,358)	9,612	3,931,052	—	42,204	—
VY® Invesco Comstock Portfolio - Class I	1,502,217	43,100	(1,505,199)	(40,118)	—	—	110,826	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7,247,406	1,304,537	(1,047,209)	322,139	7,826,873	—	83,702	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	849,501	154,917	(256,410)	65,426	813,434	—	(1,368)	—
	$63,524,800	$19,047,739	$(19,487,059)	$1,729,403	$64,814,883	$419,283	$1,803,586	$819,759

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

61

Voya Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$34,181
Total	$34,181

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $76,500,708.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$5,558,170
Gross Unrealized Depreciation	(3,593,264)
Net Unrealized Appreciation	$1,964,906

See Accompanying Notes to Financial Statements

62

Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 13.5%
543,177	Vanguard FTSE Developed Markets ETF	$38,701,361	6.0
270,757	Vanguard FTSE Emerging Markets ETF	16,161,485	2.5
352,332	Vanguard Long-Term Treasury ETF	19,441,680	3.0
266,764	Vanguard Total International Bond ETF	12,919,381	2.0
	Total Exchange-Traded Funds (Cost $76,678,066)	87,223,907	13.5

MUTUAL FUNDS: 86.5%
	Affiliated Investment Companies: 86.5%
1,862,387	Voya High Yield Bond Fund - Class R6	12,962,213	2.0
10,939,525	Voya Intermediate Bond Fund - Class R6	95,611,451	14.8
1,743,044	Voya Large Cap Value Fund - Class R6	26,372,250	4.1
499,399	Voya MI Dynamic Small Cap Fund - Class R6	8,514,748	1.3
928,821	Voya Multi-Manager Emerging Markets Equity Fund - Class I	16,402,986	2.6
6,974,510	Voya Multi-Manager International Equity Fund - Class I	89,622,455	13.9
1,140,410	Voya Multi-Manager Mid Cap Value Fund - Class I	11,654,995	1.8
330,106	Voya Russell TM Large Cap Growth Index Portfolio - Class I	25,097,992	3.9
87,304	Voya Small Cap Growth Fund – Class R6	5,143,083	0.8
7,225,803	Voya U.S. Stock Index Portfolio - Class I	167,494,111	26.0
2,707,745	VY® BrandywineGLOBAL - Bond Portfolio - Class I	25,831,891	4.0
2,277,720	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	64,277,248	10.0

			Percentage
			of Net
Shares		Value	Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
696,596	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	$8,352,186	1.3

	Total Mutual Funds (Cost $498,910,253)	557,337,609	86.5

	Total Long-Term Investments (Cost $575,588,319)	644,561,516	100.0

	Total Investments in Securities (Cost $575,588,319)	$644,561,516	100.0
	Liabilities in Excess of Other Assets	(4,978)	0.0
	Net Assets	$644,556,538	100.0

See Accompanying Notes to Financial Statements

63

Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds	$87,223,907	$—	$—	$87,223,907
Mutual Funds	557,337,609	—	—	557,337,609
Total Investments, at fair value	$644,561,516	$—	$—	$644,561,516

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2026, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2025	at Cost	at Cost	(Depreciation)	6/30/2026	Income	(Losses)	Distributions
Voya High Yield Bond Fund - Class R6	$12,080,446	$2,282,169	$(1,176,738)	$(223,664)	$12,962,213	$346,130	$53,449	$—
Voya Intermediate Bond Fund - Class R6	97,716,584	19,074,177	(19,852,486)	(1,326,824)	95,611,451	2,194,207	124,646	—
Voya Large Cap Value Fund - Class R6	—	26,274,779	(1,533,999)	1,631,470	26,372,250	59,943	503	—
Voya Large Cap Value Portfolio - Class R6	18,287,333	2,113,204	(18,627,018)	(1,773,519)	—	20,240	655,341	1,943,335
Voya MI Dynamic Small Cap Fund - Class R6	7,812,718	421,196	(1,018,590)	1,299,424	8,514,748	—	96,494	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	20,803,193	1,325,217	(7,122,388)	1,396,964	16,402,986	—	4,655,912	—
Voya Multi-Manager International Equity Fund - Class I	80,174,209	8,926,491	(6,734,918)	7,256,673	89,622,455	—	2,077,417	—
Voya Multi-Manager Mid Cap Value Fund - Class I	10,109,411	1,397,271	(1,299,405)	1,447,718	11,654,995	—	(61,574)	—
Voya Russell TM Large Cap Growth Index Portfolio - Class I	31,099,003	8,805,860	(9,179,300)	(5,627,571)	25,097,992	34,404	2,518,103	4,773,231
Voya Small Cap Growth Fund - Class R6	5,079,021	320,916	(1,020,630)	763,776	5,143,083	—	438,429	—
Voya U.S. Stock Index Portfolio - Class I	153,267,630	18,106,239	(14,413,420)	10,533,662	167,494,111	—	5,610,881	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	24,135,399	4,261,430	(3,138,754)	573,816	25,831,891	—	(265,361)	—
VY® Invesco Comstock Portfolio - Class I	12,430,501	55,192	(12,049,528)	(436,165)	—	—	1,019,522	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	60,566,728	5,154,694	(4,817,994)	3,373,820	64,277,248	—	(135,742)	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	6,996,774	1,250,072	(572,381)	677,721	8,352,186	—	(22,596)	—
	$540,558,950	$99,768,907	$(102,557,549)	$19,567,301	$557,337,609	$2,654,924	$16,765,424	$6,716,566

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

64

Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$284,400
Total	$284,400

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $599,694,698.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$70,874,612
Gross Unrealized Depreciation	(26,007,794)
Net Unrealized Appreciation	$44,866,818

See Accompanying Notes to Financial Statements

65

PORTFOLIO OF INVESTMENTS
Voya Solution 2040 Portfolio
as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 12.5%
66,853	Vanguard FTSE Developed Markets ETF	$4,763,276	7.0
28,563	Vanguard FTSE Emerging Markets ETF	1,704,926	2.5
37,300	Vanguard Long-Term Treasury ETF	2,058,214	3.0
	Total Exchange-Traded Funds (Cost $7,232,738)	8,526,416	12.5

MUTUAL FUNDS: 87.5%
	Affiliated Investment Companies: 87.5%
197,164	Voya High Yield Bond Fund - Class R6	1,372,265	2.0
588,943	Voya Intermediate Bond Fund - Class R6	5,147,358	7.6
184,617	Voya Large Cap Value Fund - Class R6	2,793,255	4.1
52,902	Voya MI Dynamic Small Cap Fund - Class R6	901,987	1.3
158,397	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,797,289	4.1
858,380	Voya Multi-Manager International Equity Fund - Class I	11,030,184	16.2
155,273	Voya Multi-Manager Mid Cap Value Fund - Class I	1,586,894	2.3
52,395	Voya Russell TM Large Cap Growth Index Portfolio - Class I	3,983,613	5.8
9,251	Voya Small Cap Growth Fund - Class R6	544,974	0.8
852,348	Voya U.S. Stock Index Portfolio - Class I	19,757,432	29.0
215,018	VY® BrandywineGLOBAL - Bond Portfolio - Class I	2,051,267	3.0
58,937	VY® Invesco Comstock Portfolio - Class I	1,380,309	2.0
180,872	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	5,104,207	7.5

			Percentage
			of Net
Shares		Value	Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
103,268	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	$1,238,189	1.8

	Total Mutual Funds (Cost $54,103,997)	59,689,223	87.5

	Total Long-Term Investments (Cost $61,336,735)	68,215,639	100.0

	Total Investments in Securities (Cost $61,336,735)	$68,215,639	100.0
	Assets in Excess of Other Liabilities	20,218	0.0
	Net Assets	$68,235,857	100.0

See Accompanying Notes to Financial Statements

66

Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,526,416	$—	$—	$8,526,416
Mutual Funds	59,689,223	—	—	59,689,223
Total Investments, at fair value	$68,215,639	$—	$—	$68,215,639
Other Financial Instruments+
Futures	2,874	—	—	2,874
Total Assets	$68,218,513	$—	$—	$68,218,513
Liabilities Table
Other Financial Instruments+
Futures	$(668)	$—	$—	$(668)
Total Liabilities	$(668)	$—	$—	$(668)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2026, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2025	at Cost	at Cost	(Depreciation)	6/30/2026	Income	(Losses)	Distributions
Voya High Yield Bond Fund - Class R6	$1,171,586	$393,893	$(167,997)	$(25,217)	$1,372,265	$35,342	$7,861	$—
Voya Intermediate Bond Fund - Class R6	4,167,557	1,970,340	(905,170)	(85,369)	5,147,358	107,590	18,160	—
Voya Large Cap Value Fund - Class R6	—	2,819,341	(184,911)	158,825	2,793,255	6,070	2,654	—
Voya Large Cap Value Portfolio - Class R6	2,365,134	357,417	(2,681,492)	(41,059)	—	2,686	(109,100)	257,883
Voya MI Dynamic Small Cap Fund - Class R6	757,640	124,187	(119,216)	139,376	901,987	—	5,187	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,702,025	568,339	(856,304)	383,229	2,797,289	—	512,669	—
Voya Multi-Manager International Equity Fund - Class I	9,022,327	2,425,757	(1,288,478)	870,578	11,030,184	—	219,389	—
Voya Multi-Manager Mid Cap Value Fund - Class I	1,265,204	356,658	(229,482)	194,514	1,586,894	—	(14,039)	—
Voya Russell TM Large Cap Growth Index Portfolio - Class I	4,223,916	1,601,788	(1,244,108)	(597,983)	3,983,613	5,133	132,871	712,146
Voya Small Cap Growth Fund - Class R6	492,197	78,614	(112,855)	87,018	544,974	—	36,658	—
Voya U.S. Stock Index Portfolio - Class I	16,382,569	3,969,914	(1,880,300)	1,285,249	19,757,432	—	556,738	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	1,755,584	567,177	(296,018)	24,524	2,051,267	—	(690)	—
VY® Invesco Comstock Portfolio - Class I	1,807,700	210,979	(744,370)	106,000	1,380,309	—	56,883	—

See Accompanying Notes to Financial Statements

67

Voya Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2025	at Cost	at Cost	(Depreciation)	6/30/2026	Income	(Losses)	Distributions
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	$4,431,737	$958,145	$(500,486)	$214,811	$5,104,207	$—	$36,162	$—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	952,300	295,482	(111,857)	102,264	1,238,189	—	(5,974)	—
	$51,497,476	$16,698,031	$(11,323,044)	$2,816,760	$59,689,223	$156,821	$1,455,429	$970,029

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$29,116
Interest rate contracts	(33,816)
Total	$(4,700)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$9,535
Total	$9,535

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $63,900,470.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$7,218,027
Gross Unrealized Depreciation	(2,900,652)
Net Unrealized Appreciation	$4,317,375

See Accompanying Notes to Financial Statements

68

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 11.5%
526,413	Vanguard FTSE Developed Markets ETF	$37,506,926	7.0
224,915	Vanguard FTSE Emerging Markets ETF	13,425,176	2.5
195,837	Vanguard Long-Term Treasury ETF	10,806,286	2.0
	Total Exchange-Traded Funds (Cost $52,325,727)	61,738,388	11.5
MUTUAL FUNDS: 88.5%
	Affiliated Investment Companies: 88.5%
1,553,277	Voya High Yield Bond Fund - Class R6	10,810,809	2.0
2,164,917	Voya Intermediate Bond Fund - Class R6	18,921,371	3.5
1,453,705	Voya Large Cap Value Fund - Class R6	21,994,556	4.1
416,497	Voya MI Dynamic Small Cap Fund - Class R6	7,101,266	1.3
1,558,990	Voya Multi-Manager Emerging Markets Equity Fund - Class I	27,531,762	5.1
7,702,279	Voya Multi-Manager International Equity Fund - Class I	98,974,283	18.4
1,222,904	Voya Multi-Manager Mid Cap Value Fund - Class I	12,498,075	2.4
413,088	Voya Russell TM Large Cap Growth Index Portfolio - Class I	31,407,105	5.9
72,813	Voya Small Cap Growth Fund - Class R6	4,289,418	0.8
7,806,554	Voya U.S. Stock Index Portfolio - Class I	180,955,911	33.7
464,239	VY® Invesco Comstock Portfolio - Class I	10,872,487	2.0
1,424,873	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	40,209,917	7.5

			Percentage
			of Net
Shares		Value	Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
813,366	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	$9,752,259	1.8
	Total Mutual Funds (Cost $406,053,247)	475,319,219	88.5

	Total Long-Term Investments (Cost $458,378,974)	537,057,607	100.0

	Total Investments in Securities (Cost $458,378,974)	$537,057,607	100.0
	Assets in Excess of Other Liabilities	163,961	0.0
	Net Assets	$537,221,568	100.0

See Accompanying Notes to Financial Statements

69

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds	$61,738,388	$—	$—	$61,738,388
Mutual Funds	475,319,219	—	—	475,319,219
Total Investments, at fair value	$537,057,607	$—	$—	$537,057,607
Other Financial Instruments+
Futures	23,066	—	—	$23,066
Total Assets	$537,080,673	$—	$—	$537,080,673
Liabilities Table
Other Financial Instruments+
Futures	$(4,687)	$—	$—	$(4,687)
Total Liabilities	$(4,687)	$—	$—	$(4,687)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2026, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2025	at Cost	at Cost	(Depreciation)	6/30/2026	Income	(Losses)	Distributions
Voya High Yield Bond Fund - Class R6	$9,699,935	$2,326,384	$(1,028,801)	$(186,709)	$10,810,809	$284,354	$43,936	$—
Voya Intermediate Bond Fund - Class R6	14,517,042	8,762,572	(4,046,863)	(311,380)	18,921,371	382,797	49,060	—
Voya Large Cap Value Fund - Class R6	—	21,795,868	(1,035,501)	1,234,189	21,994,556	48,731	(9,469)	—
Voya Large Cap Value Portfolio - Class R6	19,580,309	2,596,193	(20,656,692)	(1,519,810)	—	22,079	293,033	2,119,906
Voya MI Dynamic Small Cap Fund - Class R6	6,274,056	354,662	(574,604)	1,047,152	7,101,266	—	92,518	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	28,045,330	1,722,594	(6,498,952)	4,262,790	27,531,762	—	4,682,083	—
Voya Multi-Manager International Equity Fund - Class I	79,766,839	16,629,257	(4,934,254)	7,512,441	98,974,283	—	2,068,652	—
Voya Multi-Manager Mid Cap Value Fund - Class I	11,654,890	2,003,111	(2,845,418)	1,685,492	12,498,075	—	(120,107)	—
Voya Russell TM Large Cap Growth Index Portfolio - Class I	34,977,236	9,546,243	(6,743,343)	(6,373,031)	31,407,105	41,260	2,552,494	5,724,436
Voya Small Cap Growth Fund - Class R6	4,079,877	224,663	(696,234)	681,112	4,289,418	—	300,315	—
Voya U.S. Stock Index Portfolio - Class I	163,225,861	15,343,312	(11,037,070)	13,423,808	180,955,911	—	3,572,163	—
VY® Invesco Comstock Portfolio - Class I	14,973,217	639,772	(5,771,630)	1,031,128	10,872,487	—	280,198	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	36,838,861	4,430,469	(3,361,383)	2,301,970	40,209,917	—	(334,107)	—

See Accompanying Notes to Financial Statements

70

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2025	at Cost	at Cost	(Depreciation)	6/30/2026	Income	(Losses)	Distributions
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	$9,009,045	$1,221,916	$(1,069,629)	$590,927	$9,752,259	$—	$150,479	$—
	$432,642,498	$87,597,016	$(70,300,374)	$25,380,079	$475,319,219	$779,221	$13,621,248	$7,844,342

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

At June 30, 2026, the following futures contracts were outstanding for Voya Solution 2045 Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	126	09/30/26	$13,487,906	$(4,687)
			$13,487,906	$(4,687)
Short Contracts:
3-month SOFR	(56)	12/15/26	(13,451,900)	23,066
			$(13,451,900)	$23,066

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$23,066
Total Asset Derivatives		$23,066

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$4,687
Total Liability Derivatives		$4,687

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$235,736
Interest rate contracts	(282,039)
Total	$(46,303)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$81,465
Total	$81,465

See Accompanying Notes to Financial Statements

71

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $476,847,827.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$80,881,326
Gross Unrealized Depreciation	(20,653,167)
Net Unrealized Appreciation	$60,228,159

See Accompanying Notes to Financial Statements

72

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 11.3%
65,711	Vanguard FTSE Developed Markets ETF	$4,681,909	7.4
31,426	Vanguard FTSE Emerging Markets ETF	1,875,818	2.9
11,554	Vanguard Long-Term Treasury ETF	637,550	1.0

	Total Exchange-Traded Funds (Cost $6,009,851)	7,195,277	11.3
MUTUAL FUNDS: 88.6%
	Affiliated Investment Companies: 88.6%
73,069	Voya Intermediate Bond Fund - Class R6	638,622	1.0
171,709	Voya Large Cap Value Fund - Class R6	2,597,963	4.1
78,708	Voya MI Dynamic Small Cap Fund - Class R6	1,341,971	2.1
185,695	Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,279,376	5.2
961,813	Voya Multi-Manager International Equity Fund - Class I	12,359,295	19.5
144,437	Voya Multi-Manager Mid Cap Value Fund - Class I	1,476,145	2.3
48,796	Voya Russell TM Large Cap Growth Index Portfolio - Class I	3,709,964	5.8
11,468	Voya Small Cap Growth Fund - Class R6	675,565	1.1
990,175	Voya U.S. Stock Index Portfolio - Class I	22,952,268	36.2
54,840	VY® Invesco Comstock Portfolio - Class I	1,284,349	2.0
168,342	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	4,750,619	7.5
96,083	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,152,031	1.8

	Total Mutual Funds (Cost $49,485,646)	56,218,168	88.6

	Total Long-Term Investments (Cost $55,495,497)	63,413,445	99.9

	Total Investments in Securities (Cost $55,495,497)	$63,413,445	99.9

	Assets in Excess of Other Liabilities	38,895	0.1
	Net Assets	$63,452,340	100.0

See Accompanying Notes to Financial Statements

73

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,195,277	$—	$—	$7,195,277
Mutual Funds	56,218,168	—	—	56,218,168
Total Investments, at fair value	$63,413,445	$—	$—	$63,413,445
Other Financial Instruments+
Futures	2,911	—	—	2,911
Total Assets	$63,416,356	$—	$—	$63,416,356
Liabilities Table
Other Financial Instruments+
Futures	$(638)	$—	$—	$(638)
Total Liabilities	$(638)	$—	$—	$(638)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2026, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2025	at Cost	at Cost	(Depreciation)	6/30/2026	Income	(Losses)	Distributions
Voya Intermediate Bond Fund - Class R6	$766,415	$227,851	$(344,965)	$(10,679)	$638,622	$16,822	$(681)	$—
Voya Large Cap Value Fund - Class R6	—	2,560,709	(110,369)	147,623	2,597,963	5,479	(893)	—
Voya Large Cap Value Portfolio - Class R6	2,076,320	344,231	(2,372,158)	(48,393)	—	2,419	(88,057)	232,266
Voya MI Dynamic Small Cap Fund - Class R6	1,063,968	175,840	(91,171)	193,334	1,341,971	—	15,816	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,993,381	580,082	(798,312)	504,225	3,279,376	—	505,736	—
Voya Multi-Manager International Equity Fund - Class I	9,094,709	3,013,949	(762,696)	1,013,333	12,359,295	—	132,710	—
Voya Multi-Manager Mid Cap Value Fund - Class I	1,238,639	363,415	(314,657)	188,748	1,476,145	—	(14,136)	—
Voya Russell TM Large Cap Growth Index Portfolio - Class I	3,702,379	1,458,645	(902,841)	(548,219)	3,709,964	4,733	102,863	656,688
Voya Small Cap Growth Fund - Class R6	574,538	88,517	(94,353)	106,863	675,565	—	41,801	—
Voya U.S. Stock Index Portfolio - Class I	18,618,223	3,826,511	(1,240,003)	1,747,537	22,952,268	—	331,406	—
VY® Invesco Comstock Portfolio - Class I	1,587,188	219,714	(621,723)	99,170	1,284,349	—	47,393	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3,971,688	883,275	(323,286)	218,942	4,750,619	—	7,812	—

See Accompanying Notes to Financial Statements

74

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2025	at Cost	at Cost	(Depreciation)	6/30/2026	Income	(Losses)	Distributions
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	$957,470	$243,401	$(120,926)	$72,086	$1,152,031	$—	$14,559	$—
	$46,644,918	$13,986,140	$(8,097,460)	$3,684,570	$56,218,168	$29,453	$1,096,329	$888,954

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

At June 30, 2026, the following futures contracts were outstanding for Voya Solution 2050 Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	15	09/30/26	$1,605,703	$(638)
			$1,605,703	$(638)
Short Contracts:
3-month SOFR	(7)	12/15/26	(1,681,487)	2,911
			$(1,681,487)	$2,911

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$2,911
Total Asset Derivatives		$2,911

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$638
Total Liability Derivatives		$638

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$26,596
Interest rate contracts	(31,052)
Total	$(4,456)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$8,468
Total	$8,468

See Accompanying Notes to Financial Statements

75

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $57,407,781.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$8,175,641
Gross Unrealized Depreciation	(2,167,704)
Net Unrealized Appreciation	$6,007,937

See Accompanying Notes to Financial Statements

76

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 11.4%
225,725	Vanguard FTSE Developed Markets ETF	$16,082,906	7.4
108,005	Vanguard FTSE Emerging Markets ETF	6,446,819	3.0
39,295	Vanguard Long-Term Treasury ETF	2,168,298	1.0
	Total Exchange-Traded Funds (Cost $20,592,611)	24,698,023	11.4
MUTUAL FUNDS: 88.5%
	Affiliated Investment Companies: 88.5%
583,946	Voya Large Cap Value Fund - Class R6	8,835,110	4.1
267,680	Voya MI Dynamic Small Cap Fund - Class R6	4,563,946	2.1
627,395	Voya Multi-Manager Emerging Markets Equity Fund - Class I	11,079,799	5.1
3,345,432	Voya Multi-Manager International Equity Fund - Class I	42,988,802	19.9
541,157	Voya Multi-Manager Mid Cap Value Fund - Class I	5,530,624	2.6
165,900	Voya Russell TM Large Cap Growth Index Portfolio - Class I	12,613,357	5.8
38,997	Voya Small Cap Growth Fund - Class R6	2,297,334	1.1
3,597,372	Voya U.S. Stock Index Portfolio - Class I	83,387,076	38.7
186,491	VY® Invesco Comstock Portfolio - Class I	4,367,609	2.0
381,616	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10,769,198	5.0
373,408	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4,477,157	2.1
	Total Mutual Funds (Cost $162,381,818)	190,910,012	88.5
	Total Long-Term Investments (Cost $182,974,429)	215,608,035	99.9
	Total Investments in Securities (Cost $182,974,429)	$215,608,035	99.9
	Assets in Excess of Other Liabilities	113,800	0.1
	Net Assets	$215,721,835	100.0

See Accompanying Notes to Financial Statements

77

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds	$24,698,023	$—	$—	$24,698,023
Mutual Funds	190,910,012	—	—	190,910,012
Total Investments, at fair value	$215,608,035	$—	$—	$215,608,035
Other Financial Instruments+
Futures	9,032	—	—	9,032
Total Assets	$215,617,067	$—	$—	$215,617,067
Liabilities Table
Other Financial Instruments+
Futures	$(1,863)	$—	$—	$(1,863)
Total Liabilities	$(1,863)	$—	$—	$(1,863)

^	See Note 2, “Significant Accounting Policies”in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2026, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2025	at Cost	at Cost	(Depreciation)	6/30/2026	Income	(Losses)	Distributions
Voya Large Cap Value Fund - Class R6	$—	$8,677,040	$(341,901)	$499,971	$8,835,110	$18,972	$(4,988)	$—
Voya Large Cap Value Portfolio - Class R6	7,508,225	1,051,909	(8,159,101)	(401,033)	—	8,534	(74,797)	819,379
Voya MI Dynamic Small Cap Fund - Class R6	3,847,470	325,486	(299,323)	690,313	4,563,946	—	31,824	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	10,776,667	1,014,375	(2,508,011)	1,796,768	11,079,799	—	1,715,120	—
Voya Multi-Manager International Equity Fund - Class I	32,671,144	8,639,719	(1,794,058)	3,471,997	42,988,802	—	546,674	—
Voya Multi-Manager Mid Cap Value Fund - Class I	4,924,612	1,053,940	(1,175,887)	727,959	5,530,624	—	(54,125)	—
Voya Russell TM Large Cap Growth Index Portfolio - Class I	13,403,261	4,100,606	(2,551,659)	(2,338,851)	12,613,357	16,364	785,862	2,270,310
Voya Small Cap Growth Fund - Class R6	2,082,619	161,670	(320,472)	373,517	2,297,334	—	143,051	—
Voya U.S. Stock Index Portfolio - Class I	67,370,431	13,288,266	(3,634,112)	6,362,491	83,387,076	—	1,374,290	—
VY® Invesco Comstock Portfolio - Class I	5,740,654	427,645	(2,199,561)	398,871	4,367,609	—	114,005	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	14,152,497	1,412,587	(5,095,624)	299,738	10,769,198	—	118,936	—

See Accompanying Notes to Financial Statements

78

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2025	at Cost	at Cost	(Depreciation)	6/30/2026	Income	(Losses)	Distributions
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	$3,890,312	$688,923	$(442,613)	$340,535	$4,477,157	$—	$(1,196)	$—
	$166,367,892	$40,842,166	$(28,522,322)	$12,222,276	$190,910,012	$43,870	$4,694,656	$3,089,689

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

At June 30, 2026, the following futures contracts were outstanding for Voya Solution 2055 Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	50	09/30/26	$5,352,344	$(1,863)
			$5,352,344	$(1,863)
Short Contracts:
3-month SOFR	(22)	12/15/26	(5,284,675)	9,032
			$(5,284,675)	$9,032

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$9,032
Total Asset Derivatives		$9,032

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$1,863
Total Liability Derivatives		$1,863

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$92,263
Interest rate contracts	(110,744)
Total	$(18,481)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$30,816
Total	$30,816

See Accompanying Notes to Financial Statements

79

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $190,972,475.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$33,416,034
Gross Unrealized Depreciation	(8,773,305)
Net Unrealized Appreciation	$24,642,729

See Accompanying Notes to Financial Statements

80

Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 11.4%
48,856	Vanguard FTSE Developed Markets ETF	$3,480,990	7.4
23,369	Vanguard FTSE Emerging Markets ETF	1,394,896	3.0
8,596	Vanguard Long-Term Treasury ETF	474,327	1.0
	Total Exchange-Traded Funds (Cost $4,475,394)	5,350,213	11.4
MUTUAL FUNDS: 88.6%
	Affiliated Investment Companies: 88.6%
159,730	Voya Large Cap Value Fund - Class R6	2,416,714	5.1
58,575	Voya MI Dynamic Small Cap Fund - Class R6	998,706	2.1
138,277	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,441,977	5.2
753,293	Voya Multi-Manager International Equity Fund - Class I	9,679,809	20.5
119,429	Voya Multi-Manager Mid Cap Value Fund - Class I	1,220,560	2.6
42,384	Voya Russell TM Large Cap Growth Index Portfolio - Class I	3,222,448	6.8
8,535	Voya Small Cap Growth Fund - Class R6	502,780	1.1
761,901	Voya U.S. Stock Index Portfolio - Class I	17,660,854	37.4
40,811	VY® Invesco Comstock Portfolio - Class I	955,801	2.0
62,648	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,767,934	3.7
81,725	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	979,879	2.1
	Total Mutual Funds (Cost $36,832,357)	41,847,462	88.6
	Total Long-Term Investments (Cost $41,307,751)	47,197,675	100.0
	Total Investments in Securities (Cost $41,307,751)	$47,197,675	100.0
	Assets in Excess of Other Liabilities	20,391	0.0
	Net Assets	$47,218,066	100.0

See Accompanying Notes to Financial Statements

81

Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,350,213	$—	$—	$5,350,213
Mutual Funds	41,847,462	—	—	41,847,462
Total Investments, at fair value	$47,197,675	$—	$—	$47,197,675
Other Financial Instruments+
Futures	2,053	—	—	2,053
Total Assets	$47,199,728	$—	$—	$47,199,728
Liabilities Table
Other Financial Instruments+
Futures	$(522)	$—	$—	$(522)
Total Liabilities	$(522)	$—	$—	$(522)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2026, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2025	at Cost	at Cost	(Depreciation)	6/30/2026	Income	(Losses)	Distributions
Voya Large Cap Value Fund - Class R6	$—	$2,402,709	$(133,219)	$147,224	$2,416,714	$5,149	$(2,509)	$—
Voya Large Cap Value Portfolio - Class R6	1,594,992	235,373	(1,794,160)	(36,205)	—	1,804	(64,182)	173,190
Voya MI Dynamic Small Cap Fund - Class R6	816,498	128,648	(88,650)	142,210	998,706	—	14,545	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,302,855	419,229	(639,024)	358,917	2,441,977	—	395,559	—
Voya Multi-Manager International Equity Fund - Class I	6,985,473	2,826,128	(861,577)	729,785	9,679,809	—	139,023	—
Voya Multi-Manager Mid Cap Value Fund - Class I	1,047,264	300,468	(285,715)	158,543	1,220,560	—	(14,091)	—
Voya Russell TM Large Cap Growth Index Portfolio - Class I	2,843,664	1,389,110	(584,262)	(426,064)	3,222,448	4,079	63,472	565,899
Voya Small Cap Growth Fund - Class R6	440,923	63,837	(79,915)	77,935	502,780	—	33,907	—
Voya U.S. Stock Index Portfolio - Class I	14,298,963	3,379,104	(1,306,579)	1,289,366	17,660,854	—	336,400	—
VY® Invesco Comstock Portfolio - Class I	1,218,958	158,604	(494,532)	72,771	955,801	—	37,144	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3,017,417	401,637	(1,703,509)	52,389	1,767,934	—	8,774	—

See Accompanying Notes to Financial Statements

82

Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2025	at Cost	at Cost	(Depreciation)	6/30/2026	Income	(Losses)	Distributions
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	$872,062	$160,484	$(117,302)	$64,635	$979,879	$—	$10,755	$—
	$35,439,069	$11,865,331	$(8,088,444)	$2,631,506	$41,847,462	$11,032	$958,797	$739,089

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

At June 30, 2026, the following futures contracts were outstanding for Voya Solution 2060 Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	11	09/30/26	$1,177,516	$(522)
			$1,177,516	$(522)
Short Contracts:
3-month SOFR	(5)	12/15/26	(1,201,063)	2,053
			$(1,201,063)	$2,053

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$2,053
Total Asset Derivatives		$2,053

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$522
Total Liability Derivatives		$522

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$17,116
Interest rate contracts	(23,894)
Total	$(6,778)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$6,592
Total	$6,592

See Accompanying Notes to Financial Statements

83

Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $43,098,703.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$6,089,087
Gross Unrealized Depreciation	(1,988,584)
Net Unrealized Appreciation	$4,100,503

See Accompanying Notes to Financial Statements

84

Voya Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 11.2%
32,048	Vanguard FTSE Developed Markets ETF	$2,283,420	7.3
15,328	Vanguard FTSE Emerging Markets ETF	914,928	2.9
5,677	Vanguard Long-Term Treasury ETF	313,257	1.0
	Total Exchange-Traded Funds (Cost $2,954,288)	3,511,605	11.2
MUTUAL FUNDS: 88.7%
	Affiliated Investment Companies: 88.7%
105,515	Voya Large Cap Value Fund - Class R6	1,596,440	5.1
38,688	Voya MI Dynamic Small Cap Fund - Class R6	659,636	2.1
91,731	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,619,968	5.2
498,545	Voya Multi-Manager International Equity Fund - Class I	6,406,302	20.5
78,891	Voya Multi-Manager Mid Cap Value Fund - Class I	806,267	2.6
28,013	Voya Russell TM Large Cap Growth Index Portfolio - Class I	2,129,844	6.8
5,638	Voya Small Cap Growth Fund – Class R6	332,108	1.1
503,662	Voya U.S. Stock Index Portfolio - Class I	11,674,880	37.4
26,961	VY® Invesco Comstock Portfolio - Class I	631,423	2.0
41,395	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,168,154	3.8
53,993	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	647,373	2.1
	Total Mutual Funds (Cost $24,749,741)	27,672,395	88.7
	Total Long-Term Investments (Cost $27,704,029)	31,184,000	99.9
	Total Investments in Securities (Cost $27,704,029)	$31,184,000	99.9
	Assets in Excess of Other Liabilities	20,371	0.1
	Net Assets	$31,204,371	100.0

See Accompanying Notes to Financial Statements

85

Voya Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,511,605	$—	$—	$3,511,605
Mutual Funds	27,672,395	—	—	27,672,395
Total Investments, at fair value	$31,184,000	$—	$—	$31,184,000
Other Financial Instruments+
Futures	2,388	—	—	2,388
Total Assets	$31,186,388	$—	$—	$31,186,388
Liabilities Table
Other Financial Instruments+
Futures	$(2,529)	$—	$—	$(2,529)
Total Liabilities	$(2,529)	$—	$—	$(2,529)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2026, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2025	at Cost	at Cost	(Depreciation)	6/30/2026	Income	(Losses)	Distributions
Voya Large Cap Value Fund - Class R6	$—	$1,586,635	$(87,225)	$97,030	$1,596,440	$3,335	$(1,490)	$—
Voya Large Cap Value Portfolio - Class R6	1,029,122	154,847	(1,190,783)	6,814	—	1,164	(71,753)	111,738
Voya MI Dynamic Small Cap Fund - Class R6	505,845	106,373	(52,220)	99,638	659,636	—	2,235	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,457,776	359,485	(462,091)	264,798	1,619,968	—	224,593	—
Voya Multi-Manager International Equity Fund - Class I	4,628,939	1,900,337	(606,749)	483,775	6,406,302	—	97,449	—
Voya Multi-Manager Mid Cap Value Fund - Class I	651,116	221,620	(163,580)	97,111	806,267	—	(4,114)	—
Voya Russell TM Large Cap Growth Index Portfolio - Class I	1,759,667	980,678	(361,006)	(249,495)	2,129,844	2,615	21,242	362,754
Voya Small Cap Growth Fund - Class R6	272,593	53,166	(54,301)	60,650	332,108	—	11,411	—
Voya U.S. Stock Index Portfolio - Class I	8,860,670	2,606,580	(740,340)	947,970	11,674,880	—	107,479	—
VY® Invesco Comstock Portfolio - Class I	756,543	131,463	(302,898)	46,315	631,423	—	24,634	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,825,738	367,647	(1,103,661)	78,430	1,168,154	—	(38,727)	—

See Accompanying Notes to Financial Statements

86

Voya Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2025	at Cost	at Cost	(Depreciation)	6/30/2026	Income	(Losses)	Distributions
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	$514,415	$154,835	$(76,055)	$54,178	$647,373	$—	$(5,190)	$—
	$22,262,424	$8,623,666	$(5,200,909)	$1,987,214	$27,672,395	$7,114	$367,769	$474,492

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

At June 30, 2026, the following futures contracts were outstanding for Voya Solution 2065 Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	7	09/30/26	$1,442,930	$(2,529)
			$1,442,930	$(2,529)
Short Contracts:
3-month SOFR	(6)	12/15/26	(1,441,275)	2,388
			$(1,441,275)	$2,388

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$2,388
Total Asset Derivatives		$2,388

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$2,529
Total Liability Derivatives		$2,529

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$14,583
Interest rate contracts	(14,530)
Total	$53

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$2,652
Total	$2,652

See Accompanying Notes to Financial Statements

87

Voya Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $28,222,083.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$3,625,735
Gross Unrealized Depreciation	(663,959)
Net Unrealized Appreciation	$2,961,776

See Accompanying Notes to Financial Statements

88

Voya Solution 2070 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 10.9%
5,888	Vanguard FTSE Developed Markets ETF	$419,520	7.1
2,810	Vanguard FTSE Emerging Markets ETF	167,729	2.8
1,076	Vanguard Long-Term Treasury ETF	59,373	1.0
	Total Exchange-Traded Funds (Cost $584,903)	646,622	10.9
MUTUAL FUNDS: 89.0%
	Affiliated Investment Companies: 89.0%
19,966	Voya Large Cap Value Fund - Class R6	302,092	5.1
7,324	Voya MI Dynamic Small Cap Fund - Class R6	124,871	2.1
17,710	Voya Multi-Manager Emerging Markets Equity Fund - Class I	312,766	5.3
95,220	Voya Multi-Manager International Equity Fund - Class I	1,223,577	20.7
14,921	Voya Multi-Manager Mid Cap Value Fund - Class I	152,495	2.6
5,305	Voya Russell TM Large Cap Growth Index Portfolio - Class I	403,365	6.8
1,068	Voya Small Cap Growth Fund - Class R6	62,908	1.1
95,349	Voya U.S. Stock Index Portfolio - Class I	2,210,184	37.4
5,101	VY® Invesco Comstock Portfolio - Class I	119,456	2.0
7,836	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	221,123	3.8
10,221	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	122,554	2.1
	Total Mutual Funds (Cost $4,848,750)	5,255,391	89.0
	Total Long-Term Investments (Cost $5,433,653)	5,902,013	99.9

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: 0.1%
	Mutual Funds: 0.1%
5,010 (1)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.540%	$5,010	0.1
	Total Short-Term Investments (Cost $5,010)	5,010	0.1
	Total Investments in Securities (Cost $5,438,663)	$5,907,023	100.0
	Liabilities in Excess of Other Assets	(2,177)	0.0
	Net Assets	$5,904,846	100.0

(1)	Rate shown is the 7-day yield as of June 30, 2026.

See Accompanying Notes to Financial Statements

89

Voya Solution 2070 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds	$646,622	$—	$—	$646,622
Mutual Funds	5,255,391	—	—	5,255,391
Short-Term Investments	5,010	—	—	5,010
Total Investments, at fair value	$5,907,023	$—	$—	$5,907,023
Other Financial Instruments+
Futures	398	—	—	398
Total Assets	$5,907,421	$—	$—	$5,907,421
Liabilities Table
Other Financial Instruments+
Futures	$(361)	$—	$—	$(361)
Total Liabilities	$(361)	$—	$—	$(361)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2026, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2025	at Cost	at Cost	(Depreciation)	6/30/2026	Income	(Losses)	Distributions
Voya Large Cap Value Fund - Class R6	$—	$289,726	$(5,260)	$17,626	$302,092	$526	$(233)	$—
Voya Large Cap Value Portfolio - Class R6	150,160	29,018	(172,321)	(6,857)	—	178	(3,253)	17,119
Voya MI Dynamic Small Cap Fund - Class R6	76,781	37,844	(7,087)	17,333	124,871	—	151	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	218,194	135,293	(90,868)	50,147	312,766	—	31,211	—
Voya Multi-Manager International Equity Fund - Class I	702,914	555,392	(127,869)	93,140	1,223,577	—	1,294	—
Voya Multi-Manager Mid Cap Value Fund - Class I	98,711	59,480	(20,555)	14,859	152,495	—	311	—
Voya Russell TM Large Cap Growth Index Portfolio - Class I	259,283	235,812	(54,738)	(36,992)	403,365	436	(1,325)	60,515
Voya Small Cap Growth Fund - Class R6	40,615	18,919	(7,334)	10,708	62,908	—	1,441	—
Voya U.S. Stock Index Portfolio - Class I	1,318,692	834,552	(107,814)	164,754	2,210,184	—	7,784	—
VY® Invesco Comstock Portfolio - Class I	114,540	43,400	(44,491)	6,007	119,456	—	5,461	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	272,242	104,136	(162,453)	7,198	221,123	—	(415)	—

See Accompanying Notes to Financial Statements

90

Voya Solution 2070 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2025	at Cost	at Cost	(Depreciation)	6/30/2026	Income	(Losses)	Distributions
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	$78,202	$43,494	$(8,239)	$9,097	$122,554	$—	$(200)	$—
	$3,330,334	$2,387,066	$(809,029)	$347,020	$5,255,391	$1,140	$42,227	$77,634

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

At June 30, 2026, the following futures contracts were outstanding for Voya Solution 2070 Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	1	09/30/26	$206,133	$(361)
			$206,133	$(361)
Short Contracts:
3-month SOFR	(1)	12/15/26	(240,213)	398
			$(240,213)	$398

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$398
Total Asset Derivatives		$398

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$361
Total Liability Derivatives		$361

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2026 was as follows:

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$37
Total	$37

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $5,438,810.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$501,393
Gross Unrealized Depreciation	(33,143)
Net Unrealized Appreciation	$468,250

See Accompanying Notes to Financial Statements

91

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	240 Greenwich Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-VSOL (0626)

Semi-Annual Financial Statements and Other Information

June 30, 2026

Classes ADV, I, S, S2 and Z

Voya Partners, Inc.

■	Voya Index Solution Income Portfolio	■	Voya Index Solution 2050 Portfolio
■	Voya Index Solution 2030 Portfolio	■	Voya Index Solution 2055 Portfolio
■	Voya Index Solution 2035 Portfolio	■	Voya Index Solution 2060 Portfolio
■	Voya Index Solution 2040 Portfolio	■	Voya Index Solution 2065 Portfolio
■	Voya Index Solution 2045 Portfolio	■	Voya Index Solution 2070 Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/variable-portfolio/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited)

	Voya Index	Voya Index	Voya Index	Voya Index
	Solution Income	Solution 2030	Solution 2035	Solution 2040
	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$1,133,222,825	$925,536,286	$1,685,274,966	$1,177,026,015
Investments in unaffiliated underlying funds at fair value**	264,763,191	114,230,173	127,171,534	62,099,266
Short-term investments at fair value†	3,519,355	–	–	–
Cash	–	1,674,192	2,149,742	1,051,534
Cash collateral for futures contracts	–	–	–	335,369
Receivables:
Investments in affiliated underlying funds sold	376,126	–	6,481	–
Investments in unaffiliated underlying funds sold	182,998	34,547	–	17,817
Fund shares sold	138,860	178,627	363,072	401,987
Dividends	4,586	–	–	–
Interest	828	3,285	4,588	2,309
Prepaid expenses	12,842	8,696	14,825	9,960
Reimbursement due from Investment Adviser	301,872	204,074	340,876	228,902
Other assets	49,733	14,735	31,851	13,886
Total assets	1,402,573,216	1,041,884,615	1,815,357,935	1,241,187,045

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	–	58,126	134,468	17,644
Payable for fund shares redeemed	603,214	113,339	218,273	383,784
Variation margin payable on futures contracts	–	–	–	44,513
Payable for investment management fees	274,472	189,783	317,372	212,989
Payable for distribution and shareholder service fees	79,750	18,624	77,325	22,658
Payable to directors under the deferred compensation plan (Note 6)	49,733	14,735	31,851	13,886
Payable for directors fees	3,535	2,557	4,393	2,966
Other accrued expenses and liabilities	54,505	64,619	121,721	73,986
Total liabilities	1,065,209	461,783	905,403	772,426
NET ASSETS	$1,401,508,007	$1,041,422,832	$1,814,452,532	$1,240,414,619

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,209,651,073	$766,715,678	$1,257,969,661	$814,381,892
Total distributable earnings	191,856,934	274,707,154	556,482,871	426,032,727
NET ASSETS	$1,401,508,007	$1,041,422,832	$1,814,452,532	$1,240,414,619

* Cost of investments in affiliated underlying funds	$1,023,715,640	$759,299,686	$1,319,052,958	$887,210,207
** Cost of investments in unaffiliated underlying funds	$263,093,607	$113,474,167	$126,541,116	$61,498,861
† Cost of short-term investments	$3,519,355	$—	$—	$—

See Accompanying Notes to Financial Statements

1

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited) (continued)

	Voya Index	Voya Index	Voya Index	Voya Index
	Solution Income	Solution 2030	Solution 2035	Solution 2040
	Portfolio	Portfolio	Portfolio	Portfolio
Class ADV
Net assets	$106,666,888	$32,261,386	$116,358,550	$37,370,151
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	9,867,792	1,683,640	7,987,778	1,605,415
Net asset value and redemption price per share	$10.81	$19.16	$14.57	$23.28

Class I
Net assets	$49,197,222	$26,673,084	$78,912,372	$26,656,171
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,409,788	1,332,149	5,204,836	1,096,445
Net asset value and redemption price per share	$11.16	$20.02	$15.16	$24.31

Class S
Net assets	$147,412,271	$18,468,281	$92,726,906	$20,914,804
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	13,388,139	934,503	6,233,898	864,676
Net asset value and redemption price per share	$11.01	$19.76	$14.87	$24.19

Class S2
Net assets	$16,958,826	$5,282,187	$32,994,524	$10,074,753
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,577,012	272,286	2,276,650	427,230
Net asset value and redemption price per share	$10.75	$19.40	$14.49	$23.58

Class Z
Net assets	$1,081,272,800	$958,737,894	$1,493,460,180	$1,145,398,740
Shares authorized	300,000,000	100,000,000	300,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	95,147,120	47,026,760	96,348,955	46,275,081
Net asset value and redemption price per share	$11.36	$20.39	$15.50	$24.75

See Accompanying Notes to Financial Statements

2

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited)

	Voya Index	Voya Index	Voya Index	Voya Index
	Solution 2045	Solution 2050	Solution 2055	Solution 2060
	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$1,531,981,383	$1,077,931,213	$1,095,761,228	$749,669,987
Investments in unaffiliated underlying funds at fair value**	63,970,315	10,958,528	11,163,631	7,680,835
Cash	1,176,573	641,143	567,789	408,754
Cash collateral for futures contracts	433,526	293,474	299,825	204,417
Receivables:
Investments in affiliated underlying funds sold	635,243	152,001	898,458	303,436
Investments in unaffiliated underlying funds sold	–	833	18,214	–
Fund shares sold	206,087	641,248	170,553	411,174
Interest	2,632	1,513	1,412	936
Prepaid expenses	12,727	8,589	8,721	5,893
Reimbursement due from Investment Adviser	291,837	193,828	196,860	134,435
Other assets	23,735	11,016	12,510	6,193
Total assets	1,598,734,058	1,090,833,386	1,109,099,201	758,826,060

LIABILITIES:
Payable for investments in unaffiliated underlying
funds purchased	4,546	–	–	7,172
Payable for fund shares redeemed	867,799	794,785	1,096,799	722,391
Variation margin payable on futures contracts	57,488	38,963	39,750	27,150
Payable for investment management fees	271,482	179,353	182,603	124,568
Payable for distribution and shareholder service fees	69,235	19,429	46,184	15,485
Payable to directors under the deferred compensation plan (Note 6)	23,735	11,016	12,510	6,193
Payable for directors fees	3,806	2,576	2,616	1,767
Other accrued expenses and liabilities	106,724	61,015	85,504	43,938
Total liabilities	1,404,815	1,107,137	1,465,966	948,664
NET ASSETS	$1,597,329,243	$1,089,726,249	$1,107,633,235	$757,877,396

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$992,237,203	$671,622,772	$675,927,047	$485,473,557
Total distributable earnings	605,092,040	418,103,477	431,706,188	272,403,839
NET ASSETS	$1,597,329,243	$1,089,726,249	$1,107,633,235	$757,877,396

* Cost of investments in affiliated underlying funds	$1,112,274,745	$785,443,793	$793,586,645	$552,264,739
** Cost of investments in unaffiliated underlying funds	$63,416,977	$11,026,058	$11,229,977	$7,728,674

See Accompanying Notes to Financial Statements

3

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited) (continued)

	Voya Index	Voya Index	Voya Index	Voya Index
	Solution 2045	Solution 2050	Solution 2055	Solution 2060
	Portfolio	Portfolio	Portfolio	Portfolio
Class ADV
Net assets	$111,143,950	$32,215,979	$70,808,122	$26,737,064
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	6,592,570	1,260,630	3,009,310	1,288,996
Net asset value and redemption price per share	$16.86	$25.56	$23.53	$20.74

Class I
Net assets	$77,649,403	$33,194,082	$83,669,608	$65,117,716
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,371,854	1,249,103	3,412,104	3,035,128
Net asset value and redemption price per share	$17.76	$26.57	$24.52	$21.45

Class S
Net assets	$69,863,651	$15,105,956	$48,696,935	$11,964,170
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,027,618	571,605	2,024,807	566,122
Net asset value and redemption price per share	$17.35	$26.43	$24.05	$21.13

Class S2
Net assets	$29,910,988	$10,198,766	$23,202,881	$6,689,748
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,777,844	396,260	981,868	320,121
Net asset value and redemption price per share	$16.82	$25.74	$23.63	$20.90

Class Z
Net assets	$1,308,761,251	$999,011,466	$881,255,689	$647,368,698
Shares authorized	300,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	72,125,881	36,982,433	35,221,270	29,666,158
Net asset value and redemption price per share	$18.15	$27.01	$25.02	$21.82

See Accompanying Notes to Financial Statements

4

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited)

	Voya Index	Voya Index
	Solution 2065	Solution 2070
	Portfolio	Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$267,184,450	$13,348,487
Investments in unaffiliated underlying funds at fair value**	2,799,392	156,877
Short-term investments at fair value†	–	8,803
Cash	140,516	–
Cash collateral for futures contracts	55,890	3,000
Receivables:
Investments in affiliated underlying funds sold	786,367	57,410
Fund shares sold	151,307	23,098
Dividends	–	22
Interest	444	16
Prepaid expenses	2,029	94
Prepaid offering expense	–	1,489
Reimbursement due from Investment Adviser	48,417	3,666
Other assets	1,538	13
Total assets	271,170,350	13,602,975

LIABILITIES:
Payable for investments in unaffiliated underlying funds purchased	834	56
Payable for fund shares redeemed	957,837	81,980
Variation margin payable on futures contracts	3,375	201
Payable for investment management fees	44,232	2,140
Payable for distribution and shareholder service fees	6,165	1,253
Payable to directors under the deferred compensation plan (Note 6)	1,538	13
Payable for directors fees	605	22
Other accrued expenses and liabilities	14,643	3,056
Total liabilities	1,029,229	88,721
NET ASSETS	$270,141,121	$13,514,254

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$188,698,254	$12,206,949
Total distributable earnings	81,442,867	1,307,305
NET ASSETS	$270,141,121	$13,514,254

* Cost of investments in affiliated underlying funds	$213,618,363	$12,384,032
** Cost of investments in unaffiliated underlying funds	$2,817,214	$156,340
† Cost of short-term investments	$—	$8,803

See Accompanying Notes to Financial Statements

5

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited) (continued)

	Voya Index	Voya Index
	Solution 2065	Solution 2070
	Portfolio	Portfolio
Class ADV
Net assets	$9,191,589	$2,295,412
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	516,756	191,663
Net asset value and redemption price per share	$17.79	$11.98

Class I
Net assets	$40,724,442	$1,853,874
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	2,249,055	154,170
Net asset value and redemption price per share	$18.11	$12.02

Class S
Net assets	$7,122,077	$970,867
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	397,019	80,884
Net asset value and redemption price per share	$17.94	$12.00

Class S2
Net assets	$3,679,862	$761,842
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	206,317	63,561
Net asset value and redemption price per share	$17.84	$11.99

Class Z
Net assets	$209,423,151	$7,632,259
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	11,487,112	634,488
Net asset value and redemption price per share	$18.23	$12.03

See Accompanying Notes to Financial Statements

6

Statements Of Operations for the six months ended June 30, 2026 (Unaudited)

	Voya Index	Voya Index	Voya Index	Voya Index
	Solution Income	Solution 2030	Solution 2035	Solution 2040
	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$20,204,772	$13,371,653	$21,929,116	$14,096,985
Dividends from unaffiliated underlying funds	4,272,336	1,777,190	2,246,323	1,298,716
Interest	1,779	25,242	31,760	21,480
Other	4,315	3,098	5,317	3,580
Total investment income	24,483,202	15,177,183	24,212,516	15,420,761

EXPENSES:
Investment management fees	1,662,240	1,118,314	1,857,169	1,237,942
Distribution and shareholder service fees:
Class ADV	263,294	75,174	279,314	86,090
Class S	183,122	24,429	113,552	25,218
Class S2	34,407	10,355	63,300	19,470
Transfer agent fees:
Class ADV	18,395	8,071	21,735	10,218
Class I	8,471	5,958	14,583	7,210
Class S	25,587	5,284	17,716	6,043
Class S2	3,005	1,395	6,148	2,920
Class Z	158	137	131	159
Shareholder reporting expense	2,575	1,875	3,004	2,085
Professional fees	62,151	41,163	69,169	46,328
Custody and accounting expense	38,336	25,491	41,474	27,862
Directors fees	17,675	12,786	21,966	14,831
Miscellaneous expense	45,622	34,778	58,010	38,417
Total expenses	2,365,038	1,365,210	2,567,271	1,524,793
Waived and reimbursed fees	(1,787,965)	(1,205,050)	(2,000,854)	(1,334,168)
Net expenses	577,073	160,160	566,417	190,625
Net investment income	23,906,129	15,017,023	23,646,099	15,230,136
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	46,850,244	39,444,771	65,299,769	45,205,463
Sale of unaffiliated underlying funds	746,295	313,665	741,813	391,319
Capital gain distributions from affiliated underlying funds	2,164,379	4,144,739	8,392,877	6,739,037
Futures	—	468,964	793,135	(104,482)
Net realized gain	49,760,918	44,372,139	75,227,594	52,231,337
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(6,556,989)	16,793,427	49,758,644	46,853,842
Unaffiliated underlying funds	(1,654,261)	(941,981)	(1,538,601)	(609,665)
Futures	—	—	—	184,699
Net change in unrealized appreciation (depreciation)	(8,211,250)	15,851,446	48,220,043	46,428,876
Net realized and unrealized gain	41,549,668	60,223,585	123,447,637	98,660,213
Increase in net assets resulting from operations	$65,455,797	$75,240,608	$147,093,736	$113,890,349

See Accompanying Notes to Financial Statements

7

Statements Of Operations for the six months ended June 30, 2026 (Unaudited)

	Voya Index	Voya Index	Voya Index	Voya Index
	Solution 2045	Solution 2050	Solution 2055	Solution 2060
	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$17,097,466	$11,692,685	$11,724,468	$8,005,568
Dividends from unaffiliated underlying funds	1,381,860	192,789	196,111	132,456
Interest	29,655	18,867	18,302	12,760
Other	4,594	3,108	3,154	2,120
Total investment income	18,513,575	11,907,449	11,942,035	8,152,904

EXPENSES:
Investment management fees	1,573,532	1,034,780	1,050,918	709,993
Distribution and shareholder service fees:
Class ADV	261,281	73,276	164,234	61,227
Class S	83,164	18,207	57,671	13,624
Class S2	57,787	20,104	43,893	12,357
Transfer agent fees:
Class ADV	23,454	10,330	22,597	8,294
Class I	15,691	10,554	26,239	20,036
Class S	14,950	5,148	15,914	3,690
Class S2	6,496	3,558	7,556	2,091
Class Z	113	240	211	274
Shareholder reporting expense	2,583	1,965	2,413	1,671
Professional fees	59,291	41,408	40,999	28,320
Custody and accounting expense	34,833	24,238	24,049	16,766
Directors fees	19,028	12,879	13,080	8,834
Miscellaneous expense	48,853	33,929	34,015	22,913
Interest expense	—	72	71	—
Total expenses	2,201,056	1,290,688	1,503,860	910,090
Waived and reimbursed fees	(1,695,571)	(1,119,967)	(1,135,933)	(768,671)
Net expenses	505,485	170,721	367,927	141,419
Net investment income	18,008,090	11,736,728	11,574,108	8,011,485
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	53,088,616	35,916,199	34,372,275	18,276,285
Sale of unaffiliated underlying funds	451,569	278,422	283,156	185,639
Capital gain distributions from affiliated underlying funds	8,932,758	6,696,388	7,130,914	4,852,205
Futures	(134,245)	(95,005)	(94,548)	(64,362)
Net realized gain	62,338,698	42,796,004	41,691,797	23,249,767
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	77,147,365	57,078,398	62,629,362	47,330,988
Unaffiliated underlying funds	(575,414)	(42,766)	(41,387)	(29,682)
Futures	238,541	160,400	161,484	106,576
Net change in unrealized appreciation (depreciation)	76,810,492	57,196,032	62,749,459	47,407,882
Net realized and unrealized gain	139,149,190	99,992,036	104,441,256	70,657,649
Increase in net assets resulting from operations	$157,157,280	$111,728,764	$116,015,364	$78,669,134

See Accompanying Notes to Financial Statements

8

STATEMENTS OF OPERATIONS for the six months ended June 30, 2026 (Unaudited)

	Voya Index	Voya Index
	Solution 2065	Solution 2070
	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$2,768,167	$116,591
Dividends from unaffiliated underlying funds	45,297	1,722
Interest	1,260	15
Other	718	—
Total investment income	2,815,442	118,328
EXPENSES:
Investment management fees	243,055	8,919
Distribution and shareholder service fees:
Class ADV	21,854	2,366
Class S	7,854	1,037
Class S2	5,775	1,251
Transfer agent fees:
Class ADV	4,007	181
Class I	15,925	241
Class S	2,867	149
Class S2	1,320	113
Class Z	146	73
Shareholder reporting expense	1,283	53
Professional fees	10,120	1,675
Custody and accounting expense	7,750	426
Directors fees	3,023	91
Offering expense	—	6,570
Miscellaneous expense	8,973	3,620
Total expenses	333,952	26,766
Waived and reimbursed fees	(266,842)	(18,015)
Net expenses	67,110	8,751
Net investment income	2,748,332	109,577
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	6,480,887	138,588
Sale of unaffiliated underlying funds	60,476	(225)
Capital gain distributions from affiliated underlying funds	1,684,353	71,506
Futures	(19,578)	—
Net realized gain	8,206,138	209,869
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	16,116,314	710,655
Unaffiliated underlying funds	(10,550)	1,179
Futures	23,549	(288)
Net change in unrealized appreciation (depreciation)	16,129,313	711,546
Net realized and unrealized gain	24,335,451	921,415
Increase in net assets resulting from operations	$27,083,783	$1,030,992

See Accompanying Notes to Financial Statements

9

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index		Voya Index
	Solution Income Portfolio		Solution 2030 Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2026	December 31,	June 30, 2026	December 31,
	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS:
Net investment income	$23,906,129	$32,336,618	$15,017,023	$28,006,626
Net realized gain	49,760,918	39,762,703	44,372,139	55,933,492
Net change in unrealized appreciation (depreciation)	(8,211,250)	29,123,912	15,851,446	55,470,482
Increase in net assets resulting from operations	65,455,797	101,223,233	75,240,608	139,410,600

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(946,571)	—	(738,194)
Class I	—	(441,534)	—	(458,125)
Class S	—	(3,104,998)	—	(470,694)
Class S2	—	(69,988)	—	(84,219)
Class Z	—	(17,999,315)	—	(25,498,700)
Total distributions	—	(22,562,406)	—	(27,249,932)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	18,377,579	28,044,606	32,282,458	77,189,317
Proceeds from shares issued in merger (Note 13)	—	934,949,568	—	—
Reinvestment of distributions	—	22,562,406	—	27,249,932
	18,377,579	985,556,580	32,282,458	104,439,249
Cost of shares redeemed	(135,334,211)	(187,617,772)	(86,331,830)	(129,541,838)
Net increase (decrease) in net assets resulting from capital share transactions	(116,956,632)	797,938,808	(54,049,372)	(25,102,589)
Net increase (decrease) in net assets	(51,500,835)	876,599,635	21,191,236	87,058,079

NET ASSETS:
Beginning of year or period	1,453,008,842	576,409,207	1,020,231,596	933,173,517
End of year or period	$1,401,508,007	$1,453,008,842	$1,041,422,832	$1,020,231,596

See Accompanying Notes to Financial Statements

10

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index		Voya Index
	Solution 2035 Portfolio		Solution 2040 Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2026	December 31,	June 30, 2026	December 31,
	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS:
Net investment income	$23,646,099	$41,178,260	$15,230,136	$23,914,258
Net realized gain	75,227,594	105,291,241	52,231,337	73,763,898
Net change in unrealized appreciation (depreciation)	48,220,043	114,328,475	46,428,876	89,587,895
Increase in net assets resulting from operations	147,093,736	260,797,976	113,890,349	187,266,051

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(2,233,026)	—	(540,042)
Class I	—	(1,581,285)	—	(403,842)
Class S	—	(2,041,289)	—	(345,025)
Class S2	—	(608,412)	—	(159,280)
Class Z	—	(34,230,683)	—	(21,919,900)
Total distributions	—	(40,694,695)	—	(23,368,089)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	50,616,024	110,544,396	40,086,963	88,521,026
Reinvestment of distributions	—	40,694,695	—	23,368,089
	50,616,024	151,239,091	40,086,963	111,889,115
Cost of shares redeemed	(125,425,494)	(198,483,294)	(77,222,248)	(126,795,797)
Net decrease in net assets resulting from capital share transactions	(74,809,470)	(47,244,203)	(37,135,285)	(14,906,682)
Net increase in net assets	72,284,266	172,859,078	76,755,064	148,991,280

NET ASSETS:
Beginning of year or period	1,742,168,266	1,569,309,188	1,163,659,555	1,014,668,275
End of year or period	$1,814,452,532	$1,742,168,266	$1,240,414,619	$1,163,659,555

See Accompanying Notes to Financial Statements

11

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index		Voya Index
	Solution 2045 Portfolio		Solution 2050 Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2026	December 31,	June 30, 2026	December 31,
	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS:
Net investment income	$18,008,090	$26,692,306	$11,736,728	$16,814,416
Net realized gain	62,338,698	102,648,754	42,796,004	73,489,013
Net change in unrealized appreciation (depreciation)	76,810,492	125,710,082	57,196,032	85,206,429
Increase in net assets resulting from operations	157,157,280	255,051,142	111,728,764	175,509,858

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(1,539,896)	—	(361,025)
Class I	—	(1,203,370)	—	(440,074)
Class S	—	(1,149,075)	—	(199,596)
Class S2	—	(401,347)	—	(125,574)
Class Z	—	(23,072,247)	—	(15,803,179)
Total distributions	—	(27,365,935)	—	(16,929,448)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	46,015,597	92,894,920	41,211,818	77,104,549
Reinvestment of distributions	—	27,365,935	—	16,929,448
	46,015,597	120,260,855	41,211,818	94,033,997
Cost of shares redeemed	(95,523,889)	(149,050,628)	(68,602,754)	(115,314,976)
Net decrease in net assets resulting from capital share transactions	(49,508,292)	(28,789,773)	(27,390,936)	(21,280,979)
Net increase in net assets	107,648,988	198,895,434	84,337,828	137,299,431

NET ASSETS:
Beginning of year or period	1,489,680,255	1,290,784,821	1,005,388,421	868,088,990
End of year or period	$1,597,329,243	$1,489,680,255	$1,089,726,249	$1,005,388,421

See Accompanying Notes to Financial Statements

12

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index		Voya Index
	Solution 2055 Portfolio		Solution 2060 Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2026	December 31,	June 30, 2026	December 31,
	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS:
Net investment income	$11,574,108	$16,209,659	$8,011,485	$10,693,355
Net realized gain	41,691,797	70,626,485	23,249,767	45,011,594
Net change in unrealized appreciation (depreciation)	62,749,459	90,176,298	47,407,882	60,025,944
Increase in net assets resulting from operations	116,015,364	177,012,442	78,669,134	115,730,893

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(801,844)	—	(271,157)
Class I	—	(1,126,260)	—	(784,481)
Class S	—	(690,567)	—	(138,997)
Class S2	—	(251,932)	—	(65,129)
Class Z	—	(13,763,007)	—	(8,878,317)
Total distributions	—	(16,633,610)	—	(10,138,081)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	39,326,681	90,624,812	35,897,171	80,817,469
Reinvestment of distributions	—	16,633,610	—	10,138,081
	39,326,681	107,258,422	35,897,171	90,955,550
Cost of shares redeemed	(64,699,095)	(112,187,074)	(31,200,938)	(67,408,849)
Net increase (decrease) in net assets resulting from capital share transactions	(25,372,414)	(4,928,652)	4,696,233	23,546,701
Net increase in net assets	90,642,950	155,450,180	83,365,367	129,139,513

NET ASSETS:
Beginning of year or period	1,016,990,285	861,540,105	674,512,029	545,372,516
End of year or period	$1,107,633,235	$1,016,990,285	$757,877,396	$674,512,029

See Accompanying Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index		Voya Index
	Solution 2065 Portfolio		Solution 2070 Portfolio
	Six Months Ended	Year Ended	Six Months Ended	August 8, 2025(1)
	June 30, 2026	December 31,	June 30, 2026	to December 31,
	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS:
Net investment income	$2,748,332	$3,110,408	$109,577	$587
Net realized gain	8,206,138	13,902,753	209,869	23,936
Net change in unrealized appreciation (depreciation)	16,129,313	18,578,300	711,546	253,158
Increase in net assets resulting from operations	27,083,783	35,591,461	1,030,992	277,681

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(71,179)	—	(68)
Class I	—	(332,920)	—	(212)
Class S	—	(74,469)	—	(124)
Class S2	—	(22,605)	—	(55)
Class Z	—	(2,159,430)	—	(908)
Total distributions	—	(2,660,603)	—	(1,367)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	35,144,853	61,374,394	8,092,723	5,345,452
Reinvestment of distributions	—	2,660,603	—	1,367
	35,144,853	64,034,997	8,092,723	5,346,819
Cost of shares redeemed	(12,040,942)	(22,235,897)	(974,626)	(257,968)
Net increase in net assets resulting from capital share transactions	23,103,911	41,799,100	7,118,097	5,088,851
Net increase in net assets	50,187,694	74,729,958	8,149,089	5,365,165

NET ASSETS:
Beginning of year or period	219,953,427	145,223,469	5,365,165	—
End of year or period	$270,141,121	$219,953,427	$13,514,254	$5,365,165

(1)       Commencement of operations.

See Accompanying Notes to Financial Statements

14

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets						Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions /additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expenses net of all reductions /additions(2)(3)(4)		Net investment Income (loss)(2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)	($000's)	(%)

Voya Index Solution Income Portfolio
Class ADV
06-30-26+	10.34	0.15	•	0.32	0.47	—	—	—	—	—	10.81	4.55	0.80	0.54		0.54		2.95	106,667	16
12-31-25	9.62	0.31	•	0.76	1.07	0.35	—	—	0.35	—	10.34	11.30	0.79	0.54		0.54		3.04	109,741	40
12-31-24	9.28	0.29	•	0.29	0.58	0.24	—	—	0.24	—	9.62	6.34	0.80	0.54		0.54		3.00	30,362	28
12-31-23	8.72	0.20	•	0.70	0.90	0.19	0.15	—	0.34	—	9.28	10.46	0.80	0.54		0.54		2.28	62,868	128
12-31-22	11.45	0.16	•	(1.77)	(1.61)	0.26	0.86	—	1.12	—	8.72	(14.57)	0.78	0.71		0.71		1.67	69,320	51
12-31-21	11.27	0.16	•	0.47	0.63	0.16	0.29	—	0.45	—	11.45	5.62	0.80	0.74		0.74		1.40	96,649	30
Class I
06-30-26+	10.65	0.19	•	0.32	0.51	—	—	—	—	—	11.16	4.79	0.30	0.04		0.04		3.46	49,197	16
12-31-25	9.93	0.37	•	0.78	1.15	0.43	—	—	0.43	—	10.65	11.83	0.29	0.04		0.04		3.54	49,085	40
12-31-24	9.57	0.34	•	0.32	0.66	0.30	—	—	0.30	—	9.93	6.91	0.30	0.04		0.04		3.50	10,828	28
12-31-23	8.99	0.26	•	0.71	0.97	0.24	0.15	—	0.39	—	9.57	11.04	0.30	0.04		0.04		2.78	13,348	128
12-31-22	11.78	0.22	•	(1.82)	(1.60)	0.33	0.86	—	1.19	—	8.99	(14.13)	0.28	0.21		0.21		2.17	11,434	51
12-31-21	11.58	0.22	•	0.48	0.70	0.21	0.29	—	0.50	—	11.78	6.09	0.30	0.24		0.24		1.87	15,867	30
Class S
06-30-26+	10.52	0.17	•	0.32	0.49	—	—	—	—	—	11.01	4.66	0.55	0.29		0.29		3.21	147,412	16
12-31-25	9.81	0.34	•	0.78	1.12	0.41	—	—	0.41	—	10.52	11.56	0.54	0.29		0.29		3.29	150,573	40
12-31-24	9.46	0.32	•	0.30	0.62	0.27	—	—	0.27	—	9.81	6.62	0.55	0.29		0.29		3.25	81,091	28
12-31-23	8.89	0.23	•	0.70	0.93	0.21	0.15	—	0.36	—	9.46	10.72	0.55	0.29		0.29		2.53	89,413	128
12-31-22	11.65	0.19	•	(1.80)	(1.61)	0.29	0.86	—	1.15	—	8.89	(14.32)	0.53	0.46		0.46		1.92	94,618	51
12-31-21	11.46	0.19	•	0.47	0.66	0.18	0.29	—	0.47	—	11.65	5.81	0.55	0.49		0.49		1.65	131,694	30
Class S2
06-30-26+	10.28	0.16	•	0.31	0.47	—	—	—	—	—	10.75	4.57	0.70	0.44		0.44		3.03	16,959	16
12-31-25	9.50	0.31	•	0.76	1.07	0.29	—	—	0.29	—	10.28	11.36	0.69	0.44		0.44		3.14	17,912	40
12-31-24	9.17	0.29	•	0.30	0.59	0.26	—	—	0.26	—	9.50	6.49	0.70	0.44		0.44		3.10	2,618	28
12-31-23	8.63	0.21	•	0.69	0.90	0.21	0.15	—	0.36	—	9.17	10.59	0.70	0.44		0.44		2.38	18,715	128
12-31-22	11.36	0.18	•	(1.76)	(1.58)	0.29	0.86	—	1.15	—	8.63	(14.47)	0.68	0.61		0.61		1.81	16,493	51
12-31-21	11.20	0.17	•	0.47	0.64	0.19	0.29	—	0.48	—	11.36	5.69	0.70	0.64		0.64		1.50	18,519	30
Class Z
06-30-26+	10.85	0.19	•	0.32	0.51	—	—	—	—	—	11.36	4.70	0.26	0.01		0.01		3.49	1,081,273	16
12-31-25	10.10	0.38	•	0.81	1.19	0.44	—	—	0.44	—	10.85	11.97	0.25	0.00	*	0.00	*	3.58	1,125,699	40
12-31-24	9.73	0.35	•	0.32	0.67	0.30	—	—	0.30	—	10.10	6.97	0.26	0.00	*	0.00	*	3.54	451,511	28
12-31-23	9.16	0.27	•	0.71	0.98	0.26	0.15	—	0.41	—	9.73	10.98	0.26	0.00	*	0.00	*	2.82	499,079	128
12-31-22	11.96	0.24	•	(1.85)	(1.61)	0.33	0.86	—	1.19	—	9.16	(13.94)	0.24	0.00	*	0.00	*	2.38	499,006	51
12-31-21	11.72	0.25	•	0.50	0.75	0.22	0.29	—	0.51	—	11.96	6.41	0.26	0.00	*	0.00	*	2.14	669,150	30
Voya Index Solution 2030 Portfolio
Class ADV
06-30-26+	17.85	0.22	•	1.09	1.31	—	—	—	—	—	19.16	7.34	0.80	0.56		0.56		2.43	32,261	17
12-31-25	15.92	0.40	•	1.93	2.33	0.40	—	—	0.40	—	17.85	14.82	0.80	0.56		0.56		2.36	30,692	26
12-31-24	14.64	0.34	•	1.10	1.44	0.16	—	—	0.16	—	15.92	9.87	0.80	0.56		0.56		2.21	30,508	27
12-31-23	13.69	0.16	•	1.82	1.98	0.27	0.76	—	1.03	—	14.64	14.90	0.80	0.56		0.56		1.10	39,018	131
12-31-22	18.37	0.22	•	(3.23)	(3.01)	0.26	1.41	—	1.67	—	13.69	(16.89)	0.79	0.70		0.70		1.46	38,122	52
12-31-21	17.23	0.18	•	1.84	2.02	0.29	0.59	—	0.88	—	18.37	11.80	0.81	0.74		0.74		1.00	46,915	41
Class I
06-30-26+	18.61	0.28	•	1.13	1.41	—	—	—	—	—	20.02	7.58	0.30	0.06		0.06		2.93	26,673	17
12-31-25	16.59	0.50	•	2.02	2.52	0.50	—	—	0.50	—	18.61	15.35	0.30	0.06		0.06		2.86	19,634	26
12-31-24	15.24	0.44	•	1.15	1.59	0.24	—	—	0.24	—	16.59	10.46	0.30	0.06		0.06		2.71	12,909	27

See Accompanying Notes to Financial Statements

15

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets						Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions /additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expenses net of all reductions /additions(2)(3)(4)		Net investment Income (loss)(2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)	($000's)	(%)

Voya Index Solution 2030 Portfolio (continued)
Class I (continued)
12-31-23	14.21	0.23	•	1.91	2.14	0.35	0.76	—	1.11	—	15.24	15.52	0.30	0.06		0.06		1.59	12,731	131
12-31-22	19.02	0.31	•	(3.36)	(3.05)	0.35	1.41	—	1.76	—	14.21	(16.51)	0.29	0.20		0.20		1.97	8,703	52
12-31-21	17.78	0.28	•	1.90	2.18	0.35	0.59	—	0.94	—	19.02	12.40	0.31	0.24		0.24		1.51	10,579	41
Class S
06-30-26+	18.42	0.25	•	1.09	1.34	—	—	—	—	—	19.76	7.28	0.55	0.31		0.31		2.68	18,468	17
12-31-25	16.43	0.45	•	2.00	2.45	0.46	—	—	0.46	—	18.42	15.09	0.55	0.31		0.31		2.61	19,310	26
12-31-24	15.10	0.39	•	1.14	1.53	0.20	—	—	0.20	—	16.43	10.17	0.55	0.31		0.31		2.46	16,313	27
12-31-23	14.10	0.20	•	1.88	2.08	0.32	0.76	—	1.08	—	15.10	15.17	0.55	0.31		0.31		1.35	15,761	131
12-31-22	18.85	0.27	•	(3.33)	(3.06)	0.28	1.41	—	1.69	—	14.10	(16.70)	0.54	0.45		0.45		1.68	12,262	52
12-31-21	17.63	0.23	•	1.90	2.13	0.32	0.59	—	0.91	—	18.85	12.18	0.56	0.49		0.49		1.24	20,843	41
Class S2
06-30-26+	18.06	0.23	•	1.11	1.34	—	—	—	—	—	19.40	7.42	0.70	0.46		0.46		2.53	5,282	17
12-31-25	16.01	0.42	•	1.95	2.37	0.32	—	—	0.32	—	18.06	14.92	0.70	0.46		0.46		2.46	5,265	26
12-31-24	14.73	0.36	•	1.11	1.47	0.19	—	—	0.19	—	16.01	10.00	0.70	0.46		0.46		2.31	4,479	27
12-31-23	13.78	0.17	•	1.84	2.01	0.30	0.76	—	1.06	—	14.73	15.03	0.70	0.46		0.46		1.19	19,520	131
12-31-22	18.51	0.24	•	(3.27)	(3.03)	0.29	1.41	—	1.70	—	13.78	(16.87)	0.69	0.60		0.60		1.57	13,090	52
12-31-21	17.35	0.20	•	1.87	2.07	0.32	0.59	—	0.91	—	18.51	12.01	0.71	0.64		0.64		1.12	14,118	41
Class Z
06-30-26+	18.94	0.29	•	1.16	1.45	—	—	—	—	—	20.39	7.66	0.24	0.01		0.01		2.99	958,738	17
12-31-25	16.88	0.52	•	2.05	2.57	0.51	—	—	0.51	—	18.94	15.44	0.24	0.00	*	0.00	*	2.92	945,331	26
12-31-24	15.50	0.45	•	1.17	1.62	0.24	—	—	0.24	—	16.88	10.54	0.24	0.00	*	0.00	*	2.77	868,965	27
12-31-23	14.43	0.25	•	1.93	2.18	0.35	0.76	—	1.11	—	15.50	15.52	0.24	0.00	*	0.00	*	1.65	827,463	131
12-31-22	19.25	0.35	•	(3.40)	(3.05)	0.36	1.41	—	1.77	—	14.43	(16.31)	0.23	0.00	*	0.00	*	2.16	725,202	52
12-31-21	17.96	0.33	•	1.92	2.25	0.37	0.59	—	0.96	—	19.25	12.64	0.25	0.00	*	0.00	*	1.76	850,871	41
Voya Index Solution 2035 Portfolio
Class ADV
06-30-26+	13.44	0.15	•	0.98	1.13	—	—	—	—	—	14.57	8.41	0.77	0.54		0.54		2.23	116,359	14
12-31-25	11.77	0.25	•	1.68	1.93	0.26	—	—	0.26	—	13.44	16.59	0.78	0.55		0.55		2.02	111,642	25
12-31-24	10.62	0.22	•	1.00	1.22	0.07	—	—	0.07	—	11.77	11.52	0.78	0.55		0.55		1.94	109,095	23
12-31-23	9.86	0.07	•	1.53	1.60	0.16	0.68	—	0.84	—	10.62	16.70	0.78	0.55		0.55		0.70	128,914	128
12-31-22	13.59	0.15	•	(2.54)	(2.39)	0.16	1.18	—	1.34	—	9.86	(18.14)	0.77	0.70		0.70		1.37	125,263	41
12-31-21	12.69	0.12	•	1.58	1.70	0.19	0.61	—	0.80	—	13.59	13.56	0.80	0.74		0.74		0.89	169,629	38
Class I
06-30-26+	13.95	0.20	•	1.01	1.21	—	—	—	—	—	15.16	8.67	0.27	0.04		0.04		2.73	78,912	14
12-31-25	12.21	0.33	•	1.74	2.07	0.33	—	—	0.33	—	13.95	17.19	0.28	0.05		0.05		2.52	73,206	25
12-31-24	11.01	0.29	•	1.04	1.33	0.13	—	—	0.13	—	12.21	12.12	0.28	0.05		0.05		2.44	59,776	23
12-31-23	10.20	0.13	•	1.58	1.71	0.22	0.68	—	0.90	—	11.01	17.26	0.28	0.05		0.05		1.20	64,960	128
12-31-22	14.03	0.22	•	(2.64)	(2.42)	0.23	1.18	—	1.41	—	10.20	(17.76)	0.27	0.20		0.20		1.89	50,433	41
12-31-21	13.07	0.19	•	1.64	1.83	0.26	0.61	—	0.87	—	14.03	14.17	0.30	0.24		0.24		1.40	60,969	38
Class S
06-30-26+	13.71	0.17	•	0.99	1.16	—	—	—	—	—	14.87	8.46	0.52	0.29		0.29		2.48	92,727	14
12-31-25	12.01	0.29	•	1.71	2.00	0.30	—	—	0.30	—	13.71	16.85	0.53	0.30		0.30		2.27	91,848	25
12-31-24	10.83	0.25	•	1.03	1.28	0.10	—	—	0.10	—	12.01	11.85	0.53	0.30		0.30		2.19	90,844	23
12-31-23	10.05	0.10	•	1.55	1.65	0.19	0.68	—	0.87	—	10.83	16.92	0.53	0.30		0.30		0.95	94,815	128
12-31-22	13.83	0.18	•	(2.59)	(2.41)	0.19	1.18	—	1.37	—	10.05	(17.95)	0.52	0.45		0.45		1.59	82,072	41
12-31-21	12.90	0.16	•	1.61	1.77	0.23	0.61	—	0.84	—	13.83	13.87	0.55	0.49		0.49		1.16	114,671	38
Class S2
06-30-26+	13.36	0.16	•	0.97	1.13	—	—	—	—	—	14.49	8.46	0.67	0.44		0.44		2.33	32,995	14

See Accompanying Notes to Financial Statements

16

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets						Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions /additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expenses net of all reductions /additions(2)(3)(4)		Net investment Income (loss)(2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)	($000's)	(%)
Voya Index Solution 2035 Portfolio (continued)
Class S2 (continued)
12-31-25	11.70	0.26	•	1.67	1.93	0.27	—	—	0.27	—	13.36	16.63	0.68	0.45		0.45		2.12	31,066	25
12-31-24	10.55	0.23	•	1.01	1.24	0.09	—	—	0.09	—	11.70	11.77	0.68	0.45		0.45		2.04	25,215	23
12-31-23	9.81	0.08	•	1.52	1.60	0.18	0.68	—	0.86	—	10.55	16.82	0.68	0.45		0.45		0.80	47,748	128
12-31-22	13.54	0.17	•	(2.55)	(2.38)	0.17	1.18	—	1.35	—	9.81	(18.10)	0.67	0.60		0.60		1.54	36,931	41
12-31-21	12.66	0.13	•	1.58	1.71	0.22	0.61	—	0.83	—	13.54	13.65	0.70	0.64		0.64		0.96	40,801	38
Class Z
06-30-26+	14.26	0.20	•	1.04	1.24	—	—	—	—	—	15.50	8.70	0.24	0.01		0.01		2.77	1,493,460	14
12-31-25	12.48	0.34	•	1.78	2.12	0.34	—	—	0.34	—	14.26	17.18	0.23	0.00	*	0.00	*	2.57	1,434,406	25
12-31-24	11.25	0.30	•	1.06	1.36	0.13	—	—	0.13	—	12.48	12.15	0.23	0.00	*	0.00	*	2.49	1,284,380	23
12-31-23	10.41	0.14	•	1.62	1.76	0.24	0.68	—	0.92	—	11.25	17.41	0.23	0.00	*	0.00	*	1.26	1,165,093	128
12-31-22	14.27	0.25	•	(2.69)	(2.44)	0.24	1.18	—	1.42	—	10.41	(17.62)	0.23	0.00	*	0.00	*	2.11	954,048	41
12-31-21	13.26	0.23	•	1.66	1.89	0.27	0.61	—	0.88	—	14.27	14.41	0.24	0.00	*	0.00	*	1.67	1,084,762	38
Voya Index Solution 2040 Portfolio
Class ADV
06-30-26+	21.22	0.23	•	1.83	2.06	—	—	—	—	—	23.28	9.71	0.79	0.57		0.57		2.06	37,370	13
12-31-25	18.26	0.33	•	2.98	3.31	0.35	—	—	0.35	—	21.22	18.26	0.81	0.58		0.58		1.67	33,385	25
12-31-24	16.19	0.28	•	1.82	2.10	0.03	—	—	0.03	—	18.26	13.01	0.81	0.58		0.58		1.60	27,535	22
12-31-23	14.86	0.04	•	2.60	2.64	0.24	1.07	—	1.31	—	16.19	18.24	0.81	0.58		0.58		0.25	28,769	126
12-31-22	20.52	0.23	•	(3.91)	(3.68)	0.21	1.77	—	1.98	—	14.86	(18.48)	0.81	0.70		0.70		1.36	25,195	40
12-31-21	18.49	0.16	•	2.76	2.92	0.25	0.64	—	0.89	—	20.52	15.95	0.84	0.74		0.74		0.83	28,989	35
Class I
06-30-26+	22.11	0.29	•	1.91	2.20	—	—	—	—	—	24.31	9.95	0.29	0.07		0.07		2.56	26,656	13
12-31-25	19.00	0.44	•	3.11	3.55	0.44	—	—	0.44	—	22.11	18.87	0.31	0.08		0.08		2.17	22,586	25
12-31-24	16.84	0.38	•	1.90	2.28	0.12	—	—	0.12	—	19.00	13.56	0.31	0.08		0.08		2.10	14,695	22
12-31-23	15.40	0.12	•	2.70	2.82	0.31	1.07	—	1.38	—	16.84	18.87	0.31	0.08		0.08		0.75	14,792	126
12-31-22	21.19	0.32	•	(4.04)	(3.72)	0.30	1.77	—	2.07	—	15.40	(18.08)	0.31	0.20		0.20		1.87	9,800	40
12-31-21	19.04	0.28	•	2.85	3.13	0.34	0.64	—	0.98	—	21.19	16.58	0.34	0.24		0.24		1.35	9,660	35
Class S
06-30-26+	22.03	0.26	•	1.90	2.16	—	—	—	—	—	24.19	9.81	0.54	0.32		0.32		2.31	20,915	13
12-31-25	18.94	0.39	•	3.10	3.49	0.40	—	—	0.40	—	22.03	18.58	0.56	0.33		0.33		1.92	20,287	25
12-31-24	16.79	0.34	•	1.89	2.23	0.08	—	—	0.08	—	18.94	13.29	0.56	0.33		0.33		1.85	16,932	22
12-31-23	15.36	0.08	•	2.69	2.77	0.27	1.07	—	1.34	—	16.79	18.56	0.56	0.33		0.33		0.50	14,682	126
12-31-22	21.12	0.26	•	(4.01)	(3.75)	0.24	1.77	—	2.01	—	15.36	(18.30)	0.56	0.45		0.45		1.51	11,600	40
12-31-21	18.99	0.23	•	2.84	3.07	0.30	0.64	—	0.94	—	21.12	16.30	0.59	0.49		0.49		1.12	16,775	35
Class S2
06-30-26+	21.49	0.24	•	1.85	2.09	—	—	—	—	—	23.58	9.73	0.69	0.47		0.47		2.16	10,075	13
12-31-25	18.50	0.35	•	3.02	3.37	0.38	—	—	0.38	—	21.49	18.37	0.71	0.48		0.48		1.77	9,597	25
12-31-24	16.41	0.30	•	1.85	2.15	0.06	—	—	0.06	—	18.50	13.11	0.71	0.48		0.48		1.70	6,629	22
12-31-23	15.04	0.05	•	2.65	2.70	0.26	1.07	—	1.33	—	16.41	18.47	0.71	0.48		0.48		0.35	5,657	126
12-31-22	20.73	0.25	•	(3.96)	(3.71)	0.21	1.77	—	1.98	—	15.04	(18.43)	0.71	0.60		0.60		1.49	4,152	40
12-31-21	18.68	0.18	•	2.80	2.98	0.29	0.64	—	0.93	—	20.73	16.09	0.74	0.64		0.64		0.89	4,354	35
Class Z
06-30-26+	22.50	0.30	•	1.95	2.25	—	—	—	—	—	24.75	10.00	0.23	0.01		0.01		2.62	1,145,399	13
12-31-25	19.34	0.47	•	3.15	3.62	0.46	—	—	0.46	—	22.50	18.91	0.23	0.00	*	0.00	*	2.25	1,077,805	25
12-31-24	17.13	0.41	•	1.93	2.34	0.13	—	—	0.13	—	19.34	13.68	0.23	0.00	*	0.00	*	2.19	948,878	22
12-31-23	15.66	0.14	•	2.75	2.89	0.35	1.07	—	1.42	—	17.13	18.96	0.23	0.00	*	0.00	*	0.82	857,824	126
12-31-22	21.49	0.36	•	(4.10)	(3.74)	0.32	1.77	—	2.09	—	15.66	(17.93)	0.23	0.00	*	0.00	*	2.06	679,923	40
12-31-21	19.27	0.33	•	2.89	3.22	0.36	0.64	—	1.00	—	21.49	16.86	0.24	0.00	*	0.00	*	1.60	760,148	35

See Accompanying Notes to Financial Statements

17

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets						Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions /additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expenses net of all reductions /additions(2)(3)(4)		Net investment Income (loss)(2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)	($000's)	(%)
Voya Index Solution 2045 Portfolio
Class ADV
06-30-26+	15.26	0.15	•	1.45	1.60	—	—	—	—	—	16.86	10.49	0.78	0.55		0.55		1.90	111,144	12
12-31-25	12.97	0.20	•	2.31	2.51	0.22	—	—	0.22	—	15.26	19.53	0.79	0.56		0.56		1.44	103,590	26
12-31-24	11.36	0.18	•	1.43	1.61	—	—	—	—	—	12.97	14.17	0.79	0.56		0.56		1.44	92,650	22
12-31-23	10.46	(0.00	)•*	1.95	1.95	0.16	0.89	—	1.05	—	11.36	19.21	0.80	0.57		0.57		(0.01)	102,369	127
12-31-22	14.77	0.15	•	(2.81)	(2.66)	0.13	1.52	—	1.65	—	10.46	(18.60)	0.79	0.70		0.70		1.26	93,516	39
12-31-21	13.31	0.11	•	2.16	2.27	0.19	0.62	—	0.81	—	14.77	17.25	0.81	0.74		0.74		0.73	132,543	38
Class I
06-30-26+	16.03	0.20	•	1.53	1.73	—	—	—	—	—	17.76	10.79	0.28	0.05		0.05		2.42	77,649	12
12-31-25	13.62	0.29	•	2.42	2.71	0.30	—	—	0.30	—	16.03	20.07	0.29	0.06		0.06		1.94	65,938	26
12-31-24	11.92	0.25	•	1.51	1.76	0.06	—	—	0.06	—	13.62	14.78	0.29	0.06		0.06		1.94	52,822	22
12-31-23	10.93	0.06	•	2.04	2.10	0.22	0.89	—	1.11	—	11.92	19.83	0.30	0.07		0.07		0.49	60,301	127
12-31-22	15.37	0.23	•	(2.94)	(2.71)	0.21	1.52	—	1.73	—	10.93	(18.19)	0.29	0.20		0.20		1.81	47,575	39
12-31-21	13.81	0.19	•	2.24	2.43	0.25	0.62	—	0.87	—	15.37	17.86	0.31	0.24		0.24		1.25	54,110	38
Class S
06-30-26+	15.69	0.17	•	1.49	1.66	—	—	—	—	—	17.35	10.58	0.53	0.30		0.30		2.12	69,864	12
12-31-25	13.33	0.24	•	2.38	2.62	0.26	—	—	0.26	—	15.69	19.84	0.54	0.31		0.31		1.69	66,241	26
12-31-24	11.67	0.22	•	1.47	1.69	0.03	—	—	0.03	—	13.33	14.45	0.54	0.31		0.31		1.69	65,529	22
12-31-23	10.72	0.03	•	2.00	2.03	0.19	0.89	—	1.08	—	11.67	19.54	0.55	0.32		0.32		0.24	64,053	127
12-31-22	15.09	0.18	•	(2.87)	(2.69)	0.16	1.52	—	1.68	—	10.72	(18.40)	0.54	0.45		0.45		1.46	54,086	39
12-31-21	13.58	0.15	•	2.20	2.35	0.22	0.62	—	0.84	—	15.09	17.56	0.56	0.49		0.49		1.02	84,023	38
Class S2
06-30-26+	15.22	0.16	•	1.44	1.60	—	—	—	—	—	16.82	10.51	0.68	0.45		0.45		1.97	29,911	12
12-31-25	12.93	0.22	•	2.30	2.52	0.23	—	—	0.23	—	15.22	19.61	0.69	0.46		0.46		1.54	28,244	26
12-31-24	11.32	0.19	•	1.43	1.62	0.01	—	—	0.01	—	12.93	14.35	0.69	0.46		0.46		1.54	21,929	22
12-31-23	10.44	0.01	•	1.94	1.95	0.18	0.89	—	1.07	—	11.32	19.29	0.70	0.47		0.47		0.09	37,431	127
12-31-22	14.76	0.17	•	(2.81)	(2.64)	0.16	1.52	—	1.68	—	10.44	(18.49)	0.69	0.60		0.60		1.45	28,510	39
12-31-21	13.32	0.12	•	2.15	2.27	0.21	0.62	—	0.83	—	14.76	17.28	0.71	0.64		0.64		0.85	29,628	38
Class Z
06-30-26+	16.37	0.21	•	1.57	1.78	—	—	—	—	—	18.15	10.87	0.23	0.01		0.01		2.45	1,308,761	12
12-31-25	13.90	0.30	•	2.48	2.78	0.31	—	—	0.31	—	16.37	20.16	0.23	0.00	*	0.00	*	2.00	1,225,666	26
12-31-24	12.16	0.27	•	1.53	1.80	0.06	—	—	0.06	—	13.90	14.84	0.23	0.00	*	0.00	*	2.00	1,057,855	22
12-31-23	11.14	0.07	•	2.08	2.15	0.24	0.89	—	1.13	—	12.16	19.93	0.23	0.00	*	0.00	*	0.56	928,971	127
12-31-22	15.62	0.25	•	(2.99)	(2.74)	0.22	1.52	—	1.74	—	11.14	(18.10)	0.23	0.00	*	0.00	*	2.01	733,611	39
12-31-21	14.00	0.23	•	2.27	2.50	0.26	0.62	—	0.88	—	15.62	18.14	0.24	0.00	*	0.00	*	1.52	827,504	38
Voya Index Solution 2050 Portfolio
Class ADV
06-30-26+	23.01	0.21	•	2.34	2.55	—	—	—	—	—	25.56	11.08	0.80	0.58		0.58		1.75	32,216	12
12-31-25	19.45	0.26	•	3.60	3.86	0.30	—	—	0.30	—	23.01	19.97	0.81	0.58		0.58		1.26	28,229	26
12-31-24	16.96	0.24	•	2.25	2.49	—	—	—	—	—	19.45	14.68	0.81	0.59		0.59		1.27	23,714	22
12-31-23	15.39	(0.04	)•	2.99	2.95	0.21	1.17	—	1.38	—	16.96	19.68	0.84	0.62		0.62		(0.22)	21,757	122
12-31-22	21.29	0.22	•	(4.10)	(3.88)	0.16	1.86	—	2.02	—	15.39	(18.70)	0.85	0.72		0.72		1.25	17,963	34
12-31-21	18.85	0.15	•	3.06	3.21	0.23	0.54	—	0.77	—	21.29	17.22	0.87	0.74		0.74		0.72	23,791	38
Class I
06-30-26+	23.87	0.28	•	2.42	2.70	—	—	—	—	—	26.57	11.31	0.30	0.08		0.08		2.28	33,194	12
12-31-25	20.15	0.38	•	3.73	4.11	0.39	—	—	0.39	—	23.87	20.58	0.31	0.08		0.08		1.76	28,164	26
12-31-24	17.52	0.34	•	2.33	2.67	0.04	—	—	0.04	—	20.15	15.27	0.31	0.09		0.09		1.77	20,968	22
12-31-23	15.86	0.05	•	3.08	3.13	0.30	1.17	—	1.47	—	17.52	20.23	0.34	0.12		0.12		0.28	18,482	122
12-31-22	21.88	0.32	•	(4.22)	(3.90)	0.26	1.86	—	2.12	—	15.86	(18.29)	0.35	0.22		0.22		1.80	11,849	34

See Accompanying Notes to Financial Statements

18

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions									Ratios to average net assets						Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions /additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expenses net of all reductions /additions(2)(3)(4)		Net investment Income (loss)(2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)		($)	($)	(%)	(%)	(%)		(%)		(%)	($000's)	(%)

Voya Index Solution 2050 Portfolio (continued)
Class I (continued)
12-31-21	19.33	0.26	•	3.15	3.41	0.32		0.54	—	0.86		—	21.88	17.81	0.37	0.24		0.24		1.23	11,548	38
Class S
06-30-26+	23.77	0.25	•	2.41	2.66	—		—	—	—		—	26.43	11.19	0.55	0.33		0.33		2.02	15,106	12
12-31-25	20.08	0.33	•	3.70	4.03	0.34		—	—	0.34		—	23.77	20.23	0.56	0.33		0.33		1.51	14,215	26
12-31-24	17.46	0.29	•	2.33	2.62	0.00	*	—	—	0.00	*	—	20.08	15.02	0.56	0.34		0.34		1.52	12,997	22
12-31-23	15.81	0.00	•*	3.07	3.07	0.25		1.17	—	1.42		—	17.46	19.94	0.59	0.37		0.37		0.03	12,363	122
12-31-22	21.78	0.25	•	(4.18)	(3.93)	0.18		1.86	—	2.04		—	15.81	(18.52)	0.60	0.47		0.47		1.40	9,814	34
12-31-21	19.26	0.20	•	3.14	3.34	0.28		0.54	—	0.82		—	21.78	17.50	0.62	0.49		0.49		0.96	15,698	38
Class S2
06-30-26+	23.17	0.22	•	2.35	2.57	—		—	—	—		—	25.74	11.09	0.70	0.48		0.48		1.86	10,199	12
12-31-25	19.59	0.29	•	3.62	3.91	0.33		—	—	0.33		—	23.17	20.09	0.71	0.48		0.48		1.36	9,493	26
12-31-24	17.06	0.26	•	2.27	2.53	—		—	—	—		—	19.59	14.83	0.71	0.49		0.49		1.37	6,957	22
12-31-23	15.48	(0.02	)•	3.01	2.99	0.24		1.17	—	1.41		—	17.06	19.78	0.74	0.52		0.52		(0.12)	4,841	122
12-31-22	21.41	0.25	•	(4.13)	(3.88)	0.19		1.86	—	2.05		—	15.48	(18.62)	0.75	0.62		0.62		1.44	4,018	34
12-31-21	18.95	0.19	•	3.06	3.25	0.25		0.54	—	0.79		—	21.41	17.33	0.77	0.64		0.64		0.93	3,918	38
Class Z
06-30-26+	24.26	0.29	•	2.46	2.75	—		—	—	—		—	27.01	11.34	0.22	0.01		0.01		2.32	999,011	12
12-31-25	20.47	0.41	•	3.79	4.20	0.41		—	—	0.41		—	24.26	20.70	0.23	0.00	*	0.00	*	1.84	925,288	26
12-31-24	17.80	0.36	•	2.37	2.73	0.06		—	—	0.06		—	20.47	15.36	0.22	0.00	*	0.00	*	1.85	803,453	22
12-31-23	16.10	0.07	•	3.13	3.20	0.33		1.17	—	1.50		—	17.80	20.38	0.22	0.00	*	0.00	*	0.40	689,274	122
12-31-22	22.16	0.36	•	(4.27)	(3.91)	0.29		1.86	—	2.15		—	16.10	(18.14)	0.23	0.00	*	0.00	*	2.01	512,919	34
12-31-21	19.54	0.32	•	3.18	3.50	0.34		0.54	—	0.88		—	22.16	18.12	0.24	0.00	*	0.00	*	1.48	539,936	38
Voya Index Solution 2055 Portfolio
Class ADV
06-30-26+	21.14	0.19	•	2.20	2.39	—		—	—	—		—	23.53	11.31	0.79	0.57		0.57		1.73	70,808	12
12-31-25	17.84	0.24	•	3.33	3.57	0.27		—	—	0.27		—	21.14	20.14	0.81	0.58		0.58		1.23	63,702	25
12-31-24	15.54	0.21	•	2.09	2.30	—		—	—	—		—	17.84	14.80	0.81	0.59		0.59		1.24	53,751	25
12-31-23	14.08	(0.04	)•	2.74	2.70	0.22		1.02	—	1.24		—	15.54	19.66	0.85	0.62		0.62		(0.26)	53,819	120
12-31-22	19.61	0.20	•	(3.77)	(3.57)	0.14		1.82	—	1.96		—	14.08	(18.76)	0.84	0.72		0.72		1.22	45,187	34
12-31-21	17.47	0.13	•	2.87	3.00	0.21		0.65	—	0.86		—	19.61	17.32	0.85	0.74		0.74		0.69	63,321	38
Class I
06-30-26+	21.97	0.26	•	2.29	2.55	—		—	—	—		—	24.52	11.61	0.29	0.07		0.07		2.26	83,670	12
12-31-25	18.53	0.35	•	3.45	3.80	0.36		—	—	0.36		—	21.97	20.69	0.31	0.08		0.08		1.73	71,745	25
12-31-24	16.09	0.31	•	2.16	2.47	0.03		—	—	0.03		—	18.53	15.38	0.31	0.09		0.09		1.74	55,341	25
12-31-23	14.53	0.04	•	2.84	2.88	0.30		1.02	—	1.32		—	16.09	20.33	0.35	0.12		0.12		0.24	52,451	120
12-31-22	20.20	0.29	•	(3.90)	(3.61)	0.24		1.82	—	2.06		—	14.53	(18.38)	0.34	0.22		0.22		1.78	37,659	34
12-31-21	17.95	0.24	•	2.95	3.19	0.29		0.65	—	0.94		—	20.20	17.95	0.35	0.24		0.24		1.22	42,496	38
Class S
06-30-26+	21.59	0.22	•	2.24	2.46	—		—	—	—		—	24.05	11.40	0.54	0.32		0.32		1.97	48,697	12
12-31-25	18.22	0.29	•	3.40	3.69	0.32		—	—	0.32		—	21.59	20.38	0.56	0.33		0.33		1.48	45,154	25
12-31-24	15.83	0.26	•	2.13	2.39	—		—	—	—		—	18.22	15.10	0.56	0.34		0.34		1.49	44,077	25
12-31-23	14.32	(0.00	)•*	2.79	2.79	0.26		1.02	—	1.28		—	15.83	20.00	0.60	0.37		0.37		(0.01)	38,902	120
12-31-22	19.90	0.23	•	(3.82)	(3.59)	0.17		1.82	—	1.99		—	14.32	(18.56)	0.59	0.47		0.47		1.43	29,007	34
12-31-21	17.71	0.18	•	2.91	3.09	0.25		0.65	—	0.90		—	19.90	17.64	0.60	0.49		0.49		0.93	43,919	38
Class S2
06-30-26+	21.22	0.20	•	2.21	2.41	—		—	—	—		—	23.63	11.36	0.69	0.47		0.47		1.82	23,203	12
12-31-25	17.89	0.26	•	3.33	3.59	0.26		—	—	0.26		—	21.22	20.20	0.71	0.48		0.48		1.33	21,831	25
12-31-24	15.57	0.23	•	2.09	2.32	—		—	—	—		—	17.89	14.90	0.71	0.49		0.49		1.34	15,987	25

See Accompanying Notes to Financial Statements

19

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets						Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions /additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expenses net of all reductions /additions(2)(3)(4)		Net investment Income (loss)(2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)	($000's)	(%)

Voya Index Solution 2055 Portfolio (continued)
Class S2 (continued)
12-31-23	14.11	(0.02	)•	2.75	2.73	0.25	1.02	—	1.27	—	15.57	19.84	0.75	0.52		0.52		(0.16)	27,217	120
12-31-22	19.67	0.23	•	(3.80)	(3.57)	0.17	1.82	—	1.99	—	14.11	(18.69)	0.74	0.62		0.62		1.41	19,070	34
12-31-21	17.54	0.15	•	2.88	3.03	0.25	0.65	—	0.90	—	19.67	17.43	0.75	0.64		0.64		0.78	20,878	38
Class Z
06-30-26+	22.41	0.27	•	2.34	2.61	—	—	—	—	—	25.02	11.65	0.22	0.01		0.01		2.29	881,256	12
12-31-25	18.89	0.37	•	3.53	3.90	0.38	—	—	0.38	—	22.41	20.82	0.23	0.00	*	0.00	*	1.81	814,558	25
12-31-24	16.40	0.33	•	2.21	2.54	0.05	—	—	0.05	—	18.89	15.49	0.22	0.00	*	0.00	*	1.83	692,386	25
12-31-23	14.80	0.06	•	2.89	2.95	0.33	1.02	—	1.35	—	16.40	20.44	0.23	0.00	*	0.00	*	0.36	594,985	120
12-31-22	20.51	0.33	•	(3.96)	(3.63)	0.26	1.82	—	2.08	—	14.80	(18.20)	0.23	0.00	*	0.00	*	2.00	439,069	34
12-31-21	18.20	0.29	•	2.99	3.28	0.32	0.65	—	0.97	—	20.51	18.19	0.24	0.00	*	0.00	*	1.49	450,163	38
Voya Index Solution 2060 Portfolio
Class ADV
06-30-26+	18.63	0.17	•	1.94	2.11	—	—	—	—	—	20.74	11.33	0.79	0.57		0.57		1.75	26,737	11
12-31-25	15.71	0.21	•	2.93	3.14	0.22	—	—	0.22	—	18.63	20.10	0.80	0.58		0.58		1.23	23,600	25
12-31-24	13.68	0.19	•	1.84	2.03	—	—	—	—	—	15.71	14.84	0.79	0.57		0.57		1.25	19,038	22
12-31-23	12.27	(0.04	)•	2.40	2.36	0.15	0.80	—	0.95	—	13.68	19.67	0.85	0.62		0.62		(0.27)	16,902	117
12-31-22	16.89	0.17	•	(3.27)	(3.10)	0.11	1.41	—	1.52	—	12.27	(18.84)	0.88	0.72		0.72		1.25	12,814	34
12-31-21	14.80	0.12	•	2.47	2.59	0.13	0.37	—	0.50	—	16.89	17.65	0.91	0.74		0.74		0.72	15,085	37
Class I
06-30-26+	19.22	0.23	•	2.00	2.23	—	—	—	—	—	21.45	11.60	0.29	0.07		0.07		2.25	65,118	11
12-31-25	16.19	0.30	•	3.02	3.32	0.29	—	—	0.29	—	19.22	20.67	0.30	0.08		0.08		1.73	55,516	25
12-31-24	14.05	0.27	•	1.89	2.16	0.02	—	—	0.02	—	16.19	15.41	0.29	0.07		0.07		1.75	40,482	22
12-31-23	12.56	0.03	•	2.47	2.50	0.21	0.80	—	1.01	—	14.05	20.37	0.35	0.12		0.12		0.23	31,714	117
12-31-22	17.25	0.25	•	(3.35)	(3.10)	0.18	1.41	—	1.59	—	12.56	(18.44)	0.38	0.22		0.22		1.80	20,763	34
12-31-21	15.10	0.21	•	2.51	2.72	0.20	0.37	—	0.57	—	17.25	18.18	0.41	0.24		0.24		1.26	20,267	37
Class S
06-30-26+	18.96	0.20	•	1.97	2.17	—	—	—	—	—	21.13	11.45	0.54	0.32		0.32		2.00	11,964	11
12-31-25	15.98	0.26	•	2.97	3.23	0.25	—	—	0.25	—	18.96	20.37	0.55	0.33		0.33		1.48	10,322	25
12-31-24	13.88	0.23	•	1.87	2.10	—	—	—	—	—	15.98	15.13	0.54	0.32		0.32		1.50	9,758	22
12-31-23	12.42	(0.00	)•*	2.44	2.44	0.18	0.80	—	0.98	—	13.88	20.08	0.60	0.37		0.37		(0.02)	8,533	117
12-31-22	17.04	0.20	•	(3.30)	(3.10)	0.11	1.41	—	1.52	—	12.42	(18.65)	0.63	0.47		0.47		1.39	6,050	34
12-31-21	14.92	0.15	•	2.51	2.66	0.17	0.37	—	0.54	—	17.04	17.96	0.66	0.49		0.49		0.95	9,659	37
Class S2
06-30-26+	18.77	0.18	•	1.95	2.13	—	—	—	—	—	20.90	11.35	0.69	0.47		0.47		1.85	6,690	11
12-31-25	15.83	0.23	•	2.94	3.17	0.23	—	—	0.23	—	18.77	20.19	0.70	0.48		0.48		1.33	5,731	25
12-31-24	13.77	0.20	•	1.86	2.06	—	—	—	—	—	15.83	14.96	0.69	0.47		0.47		1.35	4,090	22
12-31-23	12.34	(0.02	)•	2.42	2.40	0.17	0.80	—	0.97	—	13.77	19.86	0.75	0.52		0.52		(0.17)	3,219	117
12-31-22	16.97	0.20	•	(3.31)	(3.11)	0.11	1.41	—	1.52	—	12.34	(18.77)	0.78	0.62		0.62		1.42	2,381	34
12-31-21	14.87	0.13	•	2.49	2.62	0.15	0.37	—	0.52	—	16.97	17.78	0.81	0.64		0.64		0.80	2,296	37
Class Z
06-30-26+	19.55	0.24	•	2.03	2.27	—	—	—	—	—	21.82	11.61	0.23	0.01		0.01		2.32	647,369	11
12-31-25	16.45	0.32	•	3.08	3.40	0.30	—	—	0.30	—	19.55	20.84	0.23	0.01		0.01		1.80	579,344	25
12-31-24	14.28	0.28	•	1.93	2.21	0.04	—	—	0.04	—	16.45	15.48	0.23	0.00	*	0.00	*	1.81	472,004	22
12-31-23	12.76	0.05	•	2.50	2.55	0.23	0.80	—	1.03	—	14.28	20.46	0.23	0.00	*	0.00	*	0.34	381,153	117
12-31-22	17.48	0.29	•	(3.40)	(3.11)	0.20	1.41	—	1.61	—	12.76	(18.25)	0.24	0.00	*	0.00	*	2.02	260,763	34
12-31-21	15.27	0.25	•	2.55	2.80	0.22	0.37	—	0.59	—	17.48	18.50	0.24	0.00	*	0.00	*	1.49	243,777	37

See Accompanying Notes to Financial Statements

20

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions										Ratios to average net assets						Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions /additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expenses net of all reductions /additions(2)(3)(4)		Net investment Income (loss)(2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)		($)	($)	(%)	(%)	(%)		(%)		(%)	($000's)	(%)

Voya Index Solution 2065 Portfolio
Class ADV
06-30-26+	15.97	0.14	•	1.68	1.82	—		—		—	—		—	17.79	11.40	0.82	0.60		0.60		1.64	9,192	11
12-31-25	13.43	0.17	•	2.53	2.70	0.13		0.03		—	0.16		—	15.97	20.20	0.83	0.60		0.60		1.16	7,888	25
12-31-24	11.70	0.15	•	1.60	1.75	0.02		—		—	0.02		—	13.43	14.96	0.82	0.58		0.58		1.17	4,834	21
12-31-23	9.76	(0.03	)•	1.97	1.94	—		—		—	—		—	11.70	19.88	0.92	0.66		0.66		(0.31)	3,585	108
12-31-22	12.79	0.12	•	(2.52)	(2.40)	0.12		0.51		—	0.63		—	9.76	(18.86)	1.00	0.73		0.73		1.16	3,367	51
12-31-21	11.58	0.12	•	1.93	2.05	0.08		0.76		—	0.84		—	12.79	17.74	1.12	0.74		0.74		0.92	1,684	42
Class I
06-30-26+	16.22	0.20	•	1.69	1.89	—		—		—	—		—	18.11	11.65	0.32	0.10		0.10		2.31	40,724	11
12-31-25	13.61	0.25	•	2.57	2.82	0.18		0.03		—	0.21		—	16.22	20.82	0.33	0.10		0.10		1.66	30,834	25
12-31-24	11.80	0.22	•	1.61	1.83	0.02		—		—	0.02		—	13.61	15.51	0.32	0.08		0.08		1.68	17,347	21
12-31-23	9.80	0.02	•	1.98	2.00	—		—		—	—		—	11.80	20.41	0.42	0.16		0.16		0.19	9,140	108
12-31-22	12.82	0.21	•	(2.57)	(2.36)	0.15		0.51		—	0.66		—	9.80	(18.45)	0.50	0.23		0.23		1.97	3,337	51
12-31-21	11.58	0.20	•	1.93	2.13	0.13		0.76		—	0.89		—	12.82	18.45	0.62	0.24		0.24		1.51	1,419	42
Class S
06-30-26+	16.09	0.17	•	1.68	1.85	—		—		—	—		—	17.94	11.50	0.57	0.35		0.35		1.99	7,122	11
12-31-25	13.51	0.21	•	2.56	2.77	0.16		0.03		—	0.19		—	16.09	20.57	0.58	0.35		0.35		1.41	5,635	25
12-31-24	11.75	0.18	•	1.60	1.78	0.02		—		—	0.02		—	13.51	15.15	0.57	0.33		0.33		1.43	4,623	21
12-31-23	9.77	(0.01	)•	1.99	1.98	—		—		—	—		—	11.75	20.27	0.67	0.41		0.41		(0.06)	3,649	108
12-31-22	12.80	0.17	•	(2.56)	(2.39)	0.13		0.51		—	0.64		—	9.77	(18.71)	0.75	0.48		0.48		1.55	2,156	51
12-31-21	11.58	0.16	•	1.93	2.09	0.11		0.76		—	0.87		—	12.80	18.08	0.87	0.49		0.49		1.21	1,626	42
Class S2
06-30-26+	16.01	0.15	•	1.68	1.83	—		—		—	—		—	17.84	11.43	0.72	0.50		0.50		1.76	3,680	11
12-31-25	13.45	0.18	•	2.55	2.73	0.14		0.03		—	0.17		—	16.01	20.33	0.73	0.50		0.50		1.26	2,700	25
12-31-24	11.71	0.16	•	1.60	1.76	0.02		—		—	0.02		—	13.45	15.03	0.72	0.48		0.48		1.28	1,506	21
12-31-23	9.76	(0.02	)•	1.97	1.95	—		—		—	—		—	11.71	19.98	0.82	0.56		0.56		(0.21)	1,337	108
12-31-22	12.78	0.16	•	(2.55)	(2.39)	0.12		0.51		—	0.63		—	9.76	(18.74)	0.90	0.63		0.63		1.45	611	51
12-31-21	11.57	0.09	•	1.97	2.06	0.09		0.76		—	0.85		—	12.78	17.87	1.02	0.64		0.64		0.70	428	42
Class Z
06-30-26+	16.33	0.20	•	1.70	1.90	—		—		—	—		—	18.23	11.64	0.23	0.01		0.01		2.34	209,423	11
12-31-25	13.69	0.26	•	2.60	2.86	0.19		0.03		—	0.22		—	16.33	21.00	0.23	0.00	*	0.00	*	1.76	172,897	25
12-31-24	11.86	0.23	•	1.62	1.85	0.02		—		—	0.02		—	13.69	15.60	0.24	0.00	*	0.00	*	1.76	116,913	21
12-31-23	9.83	0.04	•	1.99	2.03	—		—		—	—		—	11.86	20.65	0.26	0.00	*	0.00	*	0.35	72,511	108
12-31-22	12.85	0.23	•	(2.57)	(2.34)	0.17		0.51		—	0.68		—	9.83	(18.27)	0.30	0.00	*	0.00	*	2.13	34,267	51
12-31-21	11.59	0.22	•	1.94	2.16	0.14		0.76		—	0.90		—	12.85	18.69	0.48	0.00	*	0.00	*	1.72	16,030	42
Voya Index Solution 2070 Portfolio
Class ADV
06-30-26+	10.75	0.15	•	1.08	1.23	—		—		—	—		—	11.98	11.44	1.03	0.62		0.62		2.60	2,295	16
08-08-25(6)-
12-31-25	10.00	(0.01	)•	0.76	0.75	—		0.00	*	—	0.00	*	—	10.75	7.51	1.38	0.52		0.52		(0.33)	607	12
Class I
06-30-26+	10.77	0.14	•	1.11	1.25	—		—		—	—		—	12.02	11.61	0.53	0.12		0.12		2.51	1,854	16
08-08-25(6)-
12-31-25	10.00	0.01		0.76	0.77	0.00	*	0.00	*	—	0.00	*	—	10.77	7.73	0.88	0.02		0.02		0.17	847	12
Class S
06-30-26+	10.77	0.14	••	1.09	1.23	—		—		—	—		—	12.00	11.42	0.78	0.37		0.37		2.56	971	16
08-08-25(6)-
12-31-25	10.00	(0.00	)*	0.77	0.77	0.00	*	0.00	*	—	0.00	*	—	10.77	7.72	1.13	0.27		0.27		(0.08)	609	12

See Accompanying Notes to Financial Statements

21

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions										Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions /additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions /additions(2)(3)(4)	Net investment Income (loss)(2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

Voya Index Solution 2070 Portfolio (continued)
Class S2
06-30-26+	10.76	0.11	•	1.12	1.23	—		—		—	—		—	11.99	11.43	0.93	0.52	0.52	1.98	762	16
08-08-25(6)-
12-31-25	10.00	(0.01	)•	0.77	0.76	—		0.00	*	—	0.00	*	—	10.76	7.61	1.28	0.42	0.42	(0.23)	492	12
Class Z
06-30-26+	10.77	0.14	•	1.12	1.26	—		—		—	—		—	12.03	11.70	0.49	0.08	0.08	2.54	7,632	16
08-08-25(6)-
12-31-25	10.00	0.01		0.76	0.77	0.00	*	0.00	*	—	0.00	*	—	10.77	7.73	0.87	0.01	0.01	0.19	2,811	12

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds ("ETFs"). Net investment income (loss) of any underlying mutual funds or ETFs is not included in a Portfolio net investment income (loss) ratio to average net assets.
(6)	Commencement of operations.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-five active separate investment series. The ten series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Index Solution Income Portfolio (“Index Solution Income”), Voya Index Solution 2030 Portfolio (“Index Solution 2030”), Voya Index Solution 2035 Portfolio (“Index Solution 2035”), Voya Index Solution 2040 Portfolio (“Index Solution 2040”), Voya Index Solution 2045 Portfolio (“Index Solution 2045”), Voya Index Solution 2050 Portfolio (“Index Solution 2050”), Voya Index Solution 2055 Portfolio (“Index Solution 2055”), Voya Index Solution 2060 Portfolio (“Index Solution 2060”), Voya Index Solution 2065 Portfolio (“Index Solution 2065”) and Voya Index Solution 2070 Portfolio (“Index Solution 2070”), each a diversified series of the Company.

Index Solution 2030, Index Solution 2035, Index Solution 2040, Index Solution 2045, Index Solution 2050, Index Solution 2055, Index Solution 2060, Index Solution 2065, and Index Solution 2070 are structured and managed around a specific target retirement or financial goal date (“Target Date”). When these Portfolios reach their respective Target Date, they may be combined with Index Solution Income, without a vote of shareholders, if approved by the Board of Directors (the “Board”).

The classes of shares included in this report are: Adviser (“Class ADV”), Initial (“Class I”), Service (“Class S”), Service 2 (“Class S2”) and Class Z. Shares of the Portfolios may be offered to separate accounts (“Separate Accounts”) of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies (“Variable Contracts”) and to certain of the Portfolios’ investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Separate Account context. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/ losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of each of the Portfolios is described in the respective Portfolio’s prospectus.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of

23

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks

24

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as dividends from underlying funds in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.

C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest

25

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

G. Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2026, certain Portfolios used futures to enact tactical positions and to provide the Portfolios with greater liquidity. Certain Portfolios had purchased and sold futures contracts on various equity indices. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2026, the following Portfolios had average quarterly notional values on futures contracts purchased and sold as disclosed below.

	Purchased	Sold
Index Solution 2030	$10,489,282	$10,352,030
Index Solution 2035	17,482,137	17,590,667
Index Solution 2040	28,725,484	28,647,038
Index Solution 2045	36,943,547	36,832,054
Index Solution 2050	24,904,354	24,875,375
Index Solution 2055	25,263,440	25,196,200
Index Solution 2060	16,972,128	16,850,500
Index Solution 2065	7,839,690	7,858,400

Please refer to the tables within each respective Portfolio of Investments for open futures contracts as of June 30, 2026.

26

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

H. Offering Costs. Costs incurred with the offering of shares of a Portfolio are deferred and amortized over a twelve month period on a straight-line basis starting at the commencement of operations.

I.     Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS

For the period ended June 30, 2026, the cost of purchases and the proceeds from sales of the Underlying Funds were as follows:

	Purchases	Sales
Index Solution Income	$232,608,102	$322,873,694
Index Solution 2030	172,871,194	206,767,849
Index Solution 2035	253,348,933	293,279,472
Index Solution 2040	155,299,816	170,018,987
Index Solution 2045	176,453,022	197,919,720
Index Solution 2050	123,440,911	131,164,035
Index Solution 2055	124,239,515	129,746,454
Index Solution 2060	94,483,186	76,200,329
Index Solution 2065	53,400,453	25,683,869
Index Solution 2070	8,661,039	1,372,456

U.S. government securities not included above were as follows:

Purchases
Index Solution 2040	$100,149

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates: 0.20% of each Portfolio’s average daily nets assets invested in affiliated Underlying Funds and/or Funding Agreements and 0.40% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Classes ADV and S2 of the Portfolios have a plan of distribution (the “Plans”), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each respective Portfolio’s shares. The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement. Under the Plans each Portfolio makes payments to the Distributor at an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV shares and each Portfolio makes payments to the Distributor at an annual rate of 0.15% of each Portfolio’s average daily net assets attributable to its Class S2 shares.

The Company has a shareholder servicing plan (“Service Plan”) for the Classes ADV, S and S2 shares of each respective Portfolio. The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S and S2 shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Classes ADV, S and S2 shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2026, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
Voya Institutional Trust Company	Index Solution 2030	15.60%
	Index Solution 2035	15.63

27

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

	Index Solution 2040	17.16
	Index Solution 2045	18.49
	Index Solution 2050	16.20
	Index Solution 2055	16.48
	Index Solution 2060	20.62
	Index Solution 2065	12.38
	Index Solution 2070	11.43
	Index Solution Income	24.32
Voya Investment Management Company LLC	Index Solution 2070	26.56
Voya Retirement Insurance and Annuity Company	Index Solution 2030	84.35
	Index Solution 2035	84.36
	Index Solution 2040	82.75
	Index Solution 2045	81.51
	Index Solution 2050	83.78
	Index Solution 2055	83.52
	Index Solution 2060	79.38
	Index Solution 2065	87.62
	Index Solution 2070	62.01
	Index Solution Income	75.68

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended June 30, 2026, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Index Solution Income	$55,411
Index Solution 2030	20,697
Index Solution 2035	60,152
Index Solution 2040	26,377
Index Solution 2045	60,568
Index Solution 2050	29,570
Index Solution 2055	72,251
Index Solution 2060	34,065
Index Solution 2065	24,021
Index Solution 2070	490

NOTE 7 —EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Portfolio’s Board members who are not “interested persons,” as that term is defined in the 1940 Act, and acquired fund fees and expenses. Effective May 1, 2026, the expense limits are:

	Class	Class	Class	Class	Class
Portfolio*	ADV	I	S	S2	Z
Index Solution Income	0.54%	0.04%	0.29%	0.44%	0.00%
Index Solution 2030	0.56%	0.06%	0.31%	0.46%	0.00%
Index Solution 2035	0.55%	0.05%	0.30%	0.45%	0.00%
Index Solution 2040	0.58%	0.08%	0.33%	0.48%	0.00%
Index Solution 2045	0.56%	0.06%	0.31%	0.46%	0.00%
Index Solution 2050	0.59%	0.09%	0.34%	0.49%	0.00%
Index Solution 2055	0.59%	0.09%	0.34%	0.49%	0.00%
Index Solution 2060	0.57%	0.07%	0.32%	0.47%	0.00%
Index Solution 2065	0.58%	0.08%	0.33%	0.48%	0.00%
Index Solution 2070	0.58%	0.08%	0.33%	0.48%	0.00%

Prior to May 1, 2026, the expense limits were as below:

	Class	Class	Class	Class	Class
Portfolio	ADV	I	S	S2	Z
Index Solution Income	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2030	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2035	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2040	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2045	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2050	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2055	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2060	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2065	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2070	0.74%	0.24%	0.49%	0.64%	0.00%

The Expense Limitation Agreement is contractual through May 1, 2027. Termination or modification of this obligation requires approval by the Board.

28

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT

Effective June 8, 2026, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York Mellon ("BNY") for an aggregate amount of $300,000,000 through June 7, 2027. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolios or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 8, 2026, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 7, 2026.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the period ended June 30, 2026:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Index Solution 2050	1	$557,000	4.64%
Index Solution 2055	1	553,000	4.64

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Index Solution Income
Class ADV
6/30/2026	368,016	—	—	(1,109,392)	—	(741,376)	3,887,730	—	—	(11,661,995)	—	(7,774,265)
12/31/2025	326,230	8,364,064	95,517	(1,331,137)	—	7,454,674	3,264,414	83,159,876	946,571	(13,350,685)	—	74,020,176
Class I
6/30/2026	186,346	—	—	(386,042)	—	(199,696)	2,015,957	—	—	(4,189,535)	—	(2,173,578)
12/31/2025	127,141	3,760,103	43,373	(411,914)	—	3,518,703	1,316,340	38,411,616	441,534	(4,293,428)	—	35,876,062
Class S
6/30/2026	213,233	—	—	(1,133,185)	—	(919,952)	2,269,708	—	—	(12,108,275)	—	(9,838,567)
12/31/2025	202,393	7,811,087	308,341	(2,278,282)	—	6,043,539	2,064,039	78,934,847	3,104,998	(23,399,665)	—	60,704,219
Class S2
6/30/2026	70,007	—	—	(234,600)	—	(164,593)	733,985	—	—	(2,458,198)	—	(1,724,213)
12/31/2025	64,163	1,502,630	7,105	(107,812)	—	1,466,086	642,477	14,848,915	69,988	(1,069,842)	—	14,491,538
Class Z
6/30/2026	856,909	—	—	(9,504,804)	—	(8,647,895)	9,470,199	—	—	(104,916,208)	—	(95,446,009)
12/31/2025	1,984,112	69,172,536	1,735,710	(13,788,667)	—	59,103,691	20,757,336	719,594,314	17,999,315	(145,504,152)	—	612,846,813
Index Solution 2030
Class ADV
6/30/2026	233,237	—	—	(268,845)	—	(35,608)	4,311,307	—	—	(4,915,751)	—	(604,444)
12/31/2025	277,507	—	43,888	(517,981)	—	(196,586)	4,659,074	—	738,194	(8,791,879)	—	(3,394,611)
Class I
6/30/2026	367,513	—	—	(90,517)	—	276,996	6,981,506	—	—	(1,714,345)	—	5,267,161
12/31/2025	420,849	—	26,179	(170,083)	—	276,945	7,372,473	—	458,125	(2,991,087)	—	4,839,511
Class S
6/30/2026	163,382	—	—	(277,154)	—	(113,772)	3,074,380	—	—	(5,210,399)	—	(2,136,019)
12/31/2025	340,197	—	27,145	(311,906)	—	55,436	5,856,327	—	470,694	(5,422,858)	—	904,163
Class S2
6/30/2026	26,474	—	—	(45,640)	—	(19,166)	491,353	—	—	(834,715)	—	(343,362)
12/31/2025	96,998	—	4,951	(90,226)	—	11,723	1,645,481	—	84,219	(1,490,536)	—	239,164
Class Z
6/30/2026	890,326	—	—	(3,769,292)	—	(2,878,966)	17,423,912	—	—	(73,656,620)	—	(56,232,708)
12/31/2025	3,223,902	—	1,432,511	(6,231,010)	—	(1,574,597)	57,655,962	—	25,498,700	(110,845,478)	—	(27,690,816)

29

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares	Shares issued in	Reinvestment of	Shares	Shares	Net increase (decrease) in shares	Shares	Proceeds from shares issued in	Reinvestment of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Index Solution 2035
Class ADV
6/30/2026	319,382	—	—	(640,007)	—	(320,625)	4,425,789	—	—	(8,734,164)	—	(4,308,375)
12/31/2025	822,581	—	177,789	(1,959,961)	—	(959,591)	10,278,775	—	2,233,026	(24,515,880)	—	(12,004,079)
Class I
6/30/2026	226,672	—	—	(270,822)	—	(44,150)	3,263,938	—	—	(3,913,854)	—	(649,916)
12/31/2025	945,100	—	121,544	(712,521)	—	354,123	12,526,119	—	1,581,285	(9,146,541)	—	4,960,863
Class S
6/30/2026	216,475	—	—	(682,462)	—	(465,987)	3,066,619	—	—	(9,554,241)	—	(6,487,622)
12/31/2025	585,766	—	159,476	(1,609,730)	—	(864,488)	7,446,113	—	2,041,289	(20,471,927)	—	(10,984,525)
Class S2
6/30/2026	130,427	—	—	(179,412)	—	(48,985)	1,808,624	—	—	(2,516,260)	—	(707,636)
12/31/2025	296,685	—	48,751	(175,788)	—	169,648	3,707,549	—	608,412	(2,185,341)	—	2,130,620
Class Z
6/30/2026	2,579,125	—	—	(6,844,059)	—	(4,264,934)	38,051,054	—	—	(100,706,975)	—	(62,655,921)
12/31/2025	5,814,602	—	2,573,736	(10,721,145)	—	(2,332,807)	76,585,840	—	34,230,683	(142,163,605)	—	(31,347,082)
Index Solution 2040
Class ADV
6/30/2026	181,865	—	—	(149,526)	—	32,339	3,962,073	—	—	(3,237,514)	—	724,559
12/31/2025	358,731	—	27,413	(320,706)	—	65,438	6,850,368	—	540,042	(6,206,405)	—	1,184,005
Class I
6/30/2026	119,145	—	—	(44,340)	—	74,805	2,709,031	—	—	(1,018,277)	—	1,690,754
12/31/2025	295,314	—	19,719	(66,804)	—	248,229	6,016,772	—	403,842	(1,368,605)	—	5,052,009
Class S
6/30/2026	46,162	—	—	(102,560)	—	(56,398)	1,057,940	—	—	(2,314,421)	—	(1,256,481)
12/31/2025	182,019	—	16,896	(171,855)	—	27,060	3,714,834	—	345,025	(3,482,531)	—	577,328
Class S2
6/30/2026	47,599	—	—	(66,986)	—	(19,387)	1,048,818	—	—	(1,475,347)	—	(426,529)
12/31/2025	113,197	—	7,988	(32,972)	—	88,213	2,192,781	—	159,280	(636,214)	—	1,715,847
Class Z
6/30/2026	1,339,488	—	—	(2,960,163)	—	(1,620,675)	31,309,101	—	—	(69,176,689)	—	(37,867,588)
12/31/2025	3,386,775	—	1,051,819	(5,612,020)	—	(1,173,426)	69,746,271	—	21,919,900	(115,102,042)	—	(23,435,871)
Index Solution 2045
Class ADV
6/30/2026	338,733	—	—	(536,103)	—	(197,370)	5,326,759	—	—	(8,382,514)	—	(3,055,755)
12/31/2025	516,397	—	109,290	(978,207)	—	(352,520)	7,203,804	—	1,539,896	(13,654,246)	—	(4,910,546)
Class I
6/30/2026	408,932	—	—	(150,760)	—	258,172	6,821,041	—	—	(2,538,785)	—	4,282,256
12/31/2025	457,605	—	81,474	(304,680)	—	234,399	6,623,486	—	1,203,370	(4,561,453)	—	3,265,403
Class S
6/30/2026	120,579	—	—	(316,090)	—	(195,511)	1,982,742	—	—	(5,033,158)	—	(3,050,416)
12/31/2025	304,158	—	79,411	(1,075,541)	—	(691,972)	4,343,837	—	1,149,075	(15,436,668)	—	(9,943,756)
Class S2
6/30/2026	108,610	—	—	(186,755)	—	(78,145)	1,706,868	—	—	(2,929,460)	—	(1,222,592)
12/31/2025	237,333	—	28,566	(106,142)	—	159,757	3,304,046	—	401,347	(1,468,052)	—	2,237,341
Class Z
6/30/2026	1,762,692	—	—	(4,493,258)	—	(2,730,566)	30,178,187	—	—	(76,639,972)	—	(46,461,785)
12/31/2025	4,817,032	—	1,528,976	(7,572,159)	—	(1,226,151)	71,419,747	—	23,072,247	(113,930,209)	—	(19,438,215)
Index Solution 2050
Class ADV
6/30/2026	128,298	—	—	(94,454)	—	33,844	3,095,362	—	—	(2,229,946)	—	865,416
12/31/2025	211,872	—	17,046	(221,537)	—	7,381	4,383,107	—	361,025	(4,685,822)	—	58,310
Class I
6/30/2026	101,074	—	—	(31,819)	—	69,255	2,518,188	—	—	(771,648)	—	1,746,540
12/31/2025	187,624	—	20,067	(68,438)	—	139,253	4,022,619	—	440,074	(1,505,842)	—	2,956,851
Class S
6/30/2026	47,428	—	—	(73,727)	—	(26,299)	1,172,323	—	—	(1,852,454)	—	(680,131)
12/31/2025	134,176	—	9,126	(192,798)	—	(49,496)	2,931,373	—	199,596	(4,175,826)	—	(1,044,857)
Class S2
6/30/2026	54,951	—	—	(68,450)	—	(13,499)	1,326,864	—	—	(1,668,195)	—	(341,331)
12/31/2025	89,638	—	5,890	(40,997)	—	54,531	1,899,269	—	125,574	(861,001)	—	1,163,842
Class Z
6/30/2026	1,300,735	—	—	(2,461,499)	—	(1,160,764)	33,099,081	—	—	(62,080,511)	—	(28,981,430)
12/31/2025	2,904,822	—	709,299	(4,716,711)	—	(1,102,590)	63,868,181	—	15,803,179	(104,086,485)	—	(24,415,125)

30

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares	Shares issued in	Reinvestment of	Shares	Shares	Net increase (decrease) in shares	Shares	Proceeds from shares issued in	Reinvestment of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Index Solution 2055
Class ADV
6/30/2026	167,314	—	—	(171,722)	—	(4,408)	3,672,545	—	—	(3,746,132)	—	(73,587)
12/31/2025	338,811	—	41,226	(378,472)	—	1,565	6,501,997	—	801,844	(7,293,252)	—	10,589
Class I
6/30/2026	233,127	—	—	(86,554)	—	146,573	5,324,082	—	—	(1,981,974)	—	3,342,108
12/31/2025	428,961	—	55,838	(205,999)	—	278,800	8,534,357	—	1,126,260	(4,114,741)	—	5,545,876
Class S
6/30/2026	118,508	—	—	(185,233)	—	(66,725)	2,689,519	—	—	(4,168,676)	—	(1,479,157)
12/31/2025	260,145	—	34,807	(622,891)	—	(327,939)	5,049,993	—	690,567	(12,326,433)	—	(6,585,873)
Class S2
6/30/2026	78,591	—	—	(125,354)	—	(46,763)	1,748,626	—	—	(2,728,591)	—	(979,965)
12/31/2025	202,135	—	12,906	(80,009)	—	135,032	3,912,036	—	251,932	(1,527,078)	—	2,636,890
Class Z
6/30/2026	1,104,388	—	—	(2,229,754)	—	(1,125,366)	25,891,909	—	—	(52,073,722)	—	(26,181,813)
12/31/2025	3,290,822	—	669,082	(4,258,977)	—	(299,073)	66,626,429	—	13,763,007	(86,925,570)	—	(6,536,134)
Index Solution 2060
Class ADV
6/30/2026	106,104	—	—	(83,604)	—	22,500	2,073,407	—	—	(1,620,420)	—	452,987
12/31/2025	245,701	—	15,811	(206,567)	—	54,945	4,146,310	—	271,157	(3,559,846)	—	857,621
Class I
6/30/2026	244,373	—	—	(97,182)	—	147,191	4,871,760	—	—	(1,964,985)	—	2,906,775
12/31/2025	532,322	—	44,447	(189,550)	—	387,219	9,248,638	—	784,481	(3,233,194)	—	6,799,925
Class S
6/30/2026	56,361	—	—	(34,657)	—	21,704	1,116,349	—	—	(691,137)	—	425,212
12/31/2025	133,046	—	7,975	(207,380)	—	(66,359)	2,281,959	—	138,997	(3,570,376)	—	(1,149,420)
Class S2
6/30/2026	60,985	—	—	(46,185)	—	14,800	1,198,330	—	—	(894,909)	—	303,421
12/31/2025	83,146	—	3,773	(40,051)	—	46,868	1,411,057	—	65,129	(660,287)	—	815,899
Class Z
6/30/2026	1,300,977	—	—	(1,275,124)	—	25,853	26,637,325	—	—	(26,029,487)	—	607,838
12/31/2025	3,606,115	—	494,889	(3,147,458)	—	953,546	63,729,505	—	8,878,317	(56,385,146)	—	16,222,676
Index Solution 2065
Class ADV
6/30/2026	102,528	—	—	(79,583)	—	22,945	1,691,565	—	—	(1,344,875)	—	346,690
12/31/2025	212,865	—	4,845	(83,836)	—	133,874	3,069,577	—	71,179	(1,219,491)	—	1,921,265
Class I
6/30/2026	392,365	—	—	(44,133)	—	348,232	6,616,970	—	—	(744,488)	—	5,872,482
12/31/2025	737,719	—	22,359	(133,837)	—	626,241	10,871,302	—	332,920	(1,965,154)	—	9,239,068
Class S
6/30/2026	73,274	—	—	(26,445)	—	46,829	1,235,650	—	—	(438,091)	—	797,559
12/31/2025	287,647	—	5,035	(284,649)	—	8,033	4,250,847	—	74,469	(4,286,962)	—	38,354
Class S2
6/30/2026	65,333	—	—	(27,647)	—	37,686	1,120,438	—	—	(437,932)	—	682,506
12/31/2025	80,840	—	1,536	(25,735)	—	56,641	1,191,113	—	22,605	(370,167)	—	843,551
Class Z
6/30/2026	1,426,147	—	—	(529,980)	—	896,167	24,480,230	—	—	(9,075,556)	—	15,404,674
12/31/2025	2,845,418	—	144,154	(938,181)	—	2,051,391	41,991,555	—	2,159,430	(14,394,123)	—	29,756,862
Index Solution 2070
Class ADV
6/30/2026	151,384	—	—	(16,123)	—	135,261	1,739,984	—	—	(180,105)	—	1,559,879
8/08/2025(1)-
12/31/2025	56,400	—	6	(6)	—	56,400	571,213	—	68	(66)	—	571,215
Class I
6/30/2026	78,522	—	—	(2,957)	—	75,565	881,959	—	—	(33,526)	—	848,433
8/08/2025(1)-
12/31/2025	78,730	—	20	(145)	—	78,605	809,896	—	212	(1,543)	—	808,565
Class S
6/30/2026	53,027	—	—	(28,732)	—	24,295	595,932	—	—	(336,778)	—	259,154
8/08/2025(1)-
12/31/2025	80,430	—	11	(23,853)	—	56,588	823,550	—	124	(255,463)	—	568,211
Class S2
6/30/2026	17,851	—	—	(22)	—	17,829	201,404	—	—	(241)	—	201,163

31

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares	Shares issued in	Reinvestment of	Shares	Shares	Net increase (decrease) in shares	Shares	Proceeds from shares issued in	Reinvestment of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Index Solution 2070 (continued)
Class S2
8/08/2025(1)-
12/31/2025	45,730	—	5	(2)	—	45,733	457,767	—	55	(22)	—	457,800
Class Z
6/30/2026	409,885	—	—	(36,296)	—	373,589	4,673,444	—	—	(423,976)	—	4,249,468
8/08/2025(1)-
12/31/2025	260,897	—	84	(82)	—	260,899	2,683,026	—	908	(874)	—	2,683,060

(1)	Commencement of operations.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, futures contracts and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Ordinary Income	Long-term Capital Gains	Ordinary Income
Index Solution Income	$22,562,406	$—	$18,531,166
Index Solution 2030	27,249,932	—	13,658,088
Index Solution 2035	40,694,695	—	15,962,091
Index Solution 2040	23,368,089	—	6,490,010
Index Solution 2045	27,365,935	—	5,020,066
Index Solution 2050	16,929,448	—	2,362,582
Index Solution 2055	16,633,610	—	1,807,630
Index Solution 2060	10,138,081	—	1,108,875
Index Solution 2065	2,402,370	258,233	180,474
Index Solution 2070	1,367	—	—

32

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for U.S. federal income tax purposes as of December 31, 2025, were:

	Undistributed	Undistributed	Unrealized			Total
	Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards		Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Earnings/(Loss)
Index Solution Income	$33,081,344	$—	$116,518,865	$—	—	$126,401,137
				(23,199,072)	Long-term
				$(23,199,072)
Index Solution 2030	30,716,496	19,601,121	149,148,929	—	—	199,466,546
Index Solution 2035	46,456,379	46,876,520	316,056,236	—	—	409,389,135
Index Solution 2040	27,632,246	41,247,108	243,263,024	—	—	312,142,378
Index Solution 2045	32,418,586	72,658,904	342,857,270	—	—	447,934,760
Index Solution 2050	21,013,453	50,246,756	235,114,504	—	—	306,374,713
Index Solution 2055	20,481,800	55,892,506	239,316,518	—	—	315,690,824
Index Solution 2060	13,239,187	30,532,079	149,963,437	—	—	193,734,703
Index Solution 2065	3,977,305	12,980,251	37,401,528	—	—	54,359,084
Index Solution 2070	23,196	—	253,118	—	—	276,314

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.

As of June 30, 2026, no provision for income tax is required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs, export controls, industrial policy measures, natural and environmental disasters, disruptions to critical infrastructure, cybersecurity events, sanctions, trade restrictions, and other market, economic, political, or regulatory developments, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. Such events may result in market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, economic downturns, capital controls or trading restrictions, and other adverse market or economic effects. Pandemics and other disruptions may also create challenges for real estate markets, including lower occupancy rates, decreased lease payments, defaults, and foreclosures, among other consequences. Systemic market dislocations and other changes in non−U.S. and domestic economic, social, and political conditions could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Armed conflicts, military actions, political instability, civil unrest, regime changes, and other geopolitical events in various regions of the world, and may continue to result, in sanctions, market disruptions, declines in regional and global stock markets, unusual volatility in global commodity markets, and disruptions to energy production, transportation, or supply through strategic waterways or other key shipping routes, any of which could adversely affect the value of investments, including beyond direct exposure to issuers in the affected regions. The escalation or expansion of hostilities, including the involvement of additional nations, could introduce further uncertainty and volatility in global energy, commodity, and financial markets. The extent and duration

33

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

of these conflicts, related sanctions or governmental action in response to these conflicts (such as capital controls or trading restrictions), and resulting market disruptions are impossible to predict but could be substantial. Financial institutions, including U.S. domestic banks and non−U.S. banks, may experience financial difficulties or failures, and there can be no certainty that regulatory or governmental actions taken to limit the effects of those difficulties or failures on other financial institutions or on the U.S. or non−U.S. economies generally will be successful. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers, counterparties, or other organizations on which it relies. Recent technological developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence (“AI”), may pose risks to a Portfolio. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI. As AI is used more widely, the profitability and growth of Portfolio holdings may be impacted, which could significantly impact the overall performance of a Portfolio. The legal and regulatory frameworks within which AI operates continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

NOTE 12 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 13 — REORGANIZATIONS

On August 8, 2025, Index Solution Income Portfolio (“Acquiring Portfolio”) acquired all of the net assets and assumed all liabilities of Voya Index Solution 2025 Portfolio (“Acquired Portfolio”), an open-end investment company, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2025, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2025, are as follows (Unaudited):

Net investment income	$53,821,827
Net realized and unrealized gain on investments	110,978,662
Net increase in net assets resulting from operations	$164,800,489

34

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 13 — REORGANIZATIONS (continued)

Because the combined investment funds have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since August 8, 2025. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

Total Net	Total Net	Acquired	Acquired
Assets of	Assets of	Portfolio’s	Portfolio’s
Acquired	Acquiring	Capital Loss	Unrealized	Portfolios’
Portfolio	Portfolio	Carryforwards	Appreciation	Conversion
(000s)	(000s)	(000s)	(000s)	Ratio
$934,950	$565,100	$—	$67,604	1.0758

The net assets of the Acquiring Fund after the acquisition of Acquired Fund were $1,500,049,695.

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENT

The Portfolios have adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2026, the Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment	Short-term	Long-term	Payable	Record
	Income	Capital Gains	Capital Gains	Date	Date
Index Solution Income
Class ADV	$0.2396	$-	$-	August 4, 2026	August 3, 2026
Class I	$0.2703	$-	$-	August 4, 2026	August 3, 2026
Class S	$0.2546	$-	$-	August 4, 2026	August 3, 2026
Class S2	$0.2474	$-	$-	August 4, 2026	August 3, 2026
Class Z	$0.2768	$-	$-	August 4, 2026	August 3, 2026
Index Solution 2030
Class ADV	$0.5061	$-	$0.3876	August 4, 2026	August 3, 2026
Class I	$0.5881	$-	$0.3876	August 4, 2026	August 3, 2026
Class S	$0.5524	$-	$0.3876	August 4, 2026	August 3, 2026
Class S2	$0.5257	$-	$0.3876	August 4, 2026	August 3, 2026
Class Z	$0.6131	$-	$0.3876	August 4, 2026	August 3, 2026
Index Solution 2035
Class ADV	$0.3291	$0.0011	$0.4008	August 4, 2026	August 3, 2026
Class I	$0.3952	$0.0011	$0.4008	August 4, 2026	August 3, 2026
Class S	$0.3633	$0.0011	$0.4008	August 4, 2026	August 3, 2026
Class S2	$0.3461	$0.0011	$0.4008	August 4, 2026	August 3, 2026
Class Z	$0.4052	$0.0011	$0.4008	August 4, 2026	August 3, 2026
Index Solution 2040
Class ADV	$0.4394	$-	$0.8246	August 4, 2026	August 3, 2026
Class I	$0.5342	$-	$0.8246	August 4, 2026	August 3, 2026
Class S	$0.4882	$-	$0.8246	August 4, 2026	August 3, 2026
Class S2	$0.4620	$-	$0.8246	August 4, 2026	August 3, 2026

35

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 15 — SUBSEQUENT EVENTS (continued)

Class Z	$0.5587	$-	$0.8246	August 4, 2026	August 3, 2026
Index Solution 2045
Class ADV	$0.2867	$0.0056	$0.8220	August 4, 2026	August 3, 2026
Class I	$0.3591	$0.0056	$0.8220	August 4, 2026	August 3, 2026
Class S	$0.3233	$0.0056	$0.8220	August 4, 2026	August 3, 2026
Class S2	$0.3038	$0.0056	$0.8220	August 4, 2026	August 3, 2026
Class Z	$0.3716	$0.0056	$0.8220	August 4, 2026	August 3, 2026
Index Solution 2050
Class ADV	$0.3945	$0.0085	$1.2527	August 4, 2026	August 3, 2026
Class I	$0.4980	$0.0085	$1.2527	August 4, 2026	August 3, 2026
Class S	$0.4455	$0.0085	$1.2527	August 4, 2026	August 3, 2026
Class S2	$0.4182	$0.0085	$1.2527	August 4, 2026	August 3, 2026
Class Z	$0.5223	$0.0085	$1.2527	August 4, 2026	August 3, 2026
Index Solution 2055
Class ADV	$0.3505	$0.0079	$1.2589	August 4, 2026	August 3, 2026
Class I	$0.4472	$0.0079	$1.2589	August 4, 2026	August 3, 2026
Class S	$0.3977	$0.0079	$1.2589	August 4, 2026	August 3, 2026
Class S2	$0.3719	$0.0079	$1.2589	August 4, 2026	August 3, 2026
Class Z	$0.4682	$0.0079	$1.2589	August 4, 2026	August 3, 2026
Index Solution 2060
Class ADV	$0.2884	$-	$0.8786	August 4, 2026	August 3, 2026
Class I	$0.3715	$-	$0.8786	August 4, 2026	August 3, 2026
Class S	$0.3309	$-	$0.8786	August 4, 2026	August 3, 2026
Class S2	$0.3085	$-	$0.8786	August 4, 2026	August 3, 2026
Class Z	$0.3875	$-	$0.8786	August 4, 2026	August 3, 2026
Index Solution 2065
Class ADV	$0.1922	$0.0070	$0.8616	August 4, 2026	August 3, 2026
Class I	$0.2486	$0.0070	$0.8616	August 4, 2026	August 3, 2026
Class S	$0.2167	$0.0070	$0.8616	August 4, 2026	August 3, 2026
Class S2	$0.2097	$0.0070	$0.8616	August 4, 2026	August 3, 2026
Class Z	$0.2639	$0.0070	$0.8616	August 4, 2026	August 3, 2026
Index Solution 2070
Class ADV	$-	$0.0201	$-	August 4, 2026	August 3, 2026
Class I	$-	$0.0201	$-	August 4, 2026	August 3, 2026
Class S	$-	$0.0201	$-	August 4, 2026	August 3, 2026
Class S2	$-	$0.0201	$-	August 4, 2026	August 3, 2026
Class Z	$-	$0.0201	$-	August 4, 2026	August 3, 2026

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

36

Voya Index Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 53.1%
4,697,286	Schwab U.S. TIPS ETF	$124,478,079	8.9
766,255	Vanguard Long-Term Treasury ETF	42,281,951	3.0
870,239	Vanguard Total International Bond ETF	42,145,675	3.0
9,905,034 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	479,267,946	34.2
1,529,504	Xtrackers USD High Yield Corporate Bond ETF	55,857,486	4.0
	Total Exchange-Traded Funds
	(Cost $753,953,487)	744,031,137	53.1
MUTUAL FUNDS: 46.6%
	Affiliated Investment Companies: 46.6%
1,510,246	Voya Inflation Protected Bond Plus Portfolio - Class I	13,924,468	1.0
12,102,853	Voya Short Duration Bond Fund - Class R6	112,556,534	8.0
4,270,745	Voya U.S. Bond Index Portfolio - Class I	38,607,538	2.7
2,336,618	Voya VACS Index Series EM Portfolio	42,129,222	3.0
10,380,739	Voya VACS Index Series I Portfolio	155,192,048	11.1
993,549	Voya VACS Index Series MC Portfolio	13,830,205	1.0
15,480,204	Voya VACS Index Series S Portfolio	277,714,864	19.8
	Total Mutual Funds
	(Cost $532,855,760)	653,954,879	46.6
	Total Long-Term Investments
	(Cost $1,286,809,247)	1,397,986,016	99.7

			Percentage
			of Net
Shares	RA	Value	Assets
SHORT-TERM INVESTMENTS: 0.3%
	Mutual Funds: 0.3%
3,519,355 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.540%	3,519,355	0.3
	Total Short-Term Investments
	(Cost $3,519,355)	3,519,355	0.3
	Total Investments in Securities
	(Cost $1,290,328,602)	$1,401,505,371	100.0
	Assets in Excess of
	Other Liabilities	2,636	0.0
	Net Assets	$1,401,508,007	100.0

(1)	Investment in affiliate.
(2)	Rate shown is the 7-day yield as of June 30, 2026.

See Accompanying Notes to Financial Statements

37

Voya Index Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds	$744,031,137	$—	$—	$744,031,137
Mutual Funds	653,954,879	—	—	653,954,879
Short-Term Investments	3,519,355	—	—	3,519,355
Total Investments, at fair value	$1,401,505,371	$—	$—	$1,401,505,371

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2026, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2025	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2026	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Inflation Protected Bond Plus Portfolio - Class I	$—	$15,293,162	$(1,146,969)	$(221,725)	$13,924,468	$290,193	$(9,793)	$—
Voya Russell TM Large Cap Growth
Index Portfolio - Class I	—	7,964,557	(7,964,557)	—	—	8,422	(201,150)	1,168,481
Voya Short Duration Bond Fund - Class R6	113,815,960	13,848,441	(13,569,490)	(1,538,377)	112,556,534	2,498,854	70,428	—
Voya U.S. Bond Index Portfolio - Class I	49,405,770	37,071,761	(47,546,428)	(323,565)	38,607,538	804,924	(219,318)	—
Voya VACS Index Series EM Portfolio	39,035,015	17,394,067	(14,976,919)	677,059	42,129,222	1,259,566	7,590,766	702,229
Voya VACS Index Series I Portfolio	172,863,340	14,280,294	(30,412,158)	(1,539,428)	155,192,048	4,121,738	13,834,834	293,669
Voya VACS Index Series MC Portfolio	—	13,556,394	(83,836)	357,647	13,830,205	—	861	—
Voya VACS Index Series S Portfolio	291,412,946	24,052,239	(38,976,908)	1,226,587	277,714,864	—	27,077,379	—
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	531,289,071	17,501,462	(64,327,400)	(5,195,187)	479,267,946	11,221,075	(1,293,763)	—
	$1,197,822,102	$160,962,377	$(219,004,665)	$(6,556,989)	$1,133,222,825	$20,204,772	$46,850,244	$2,164,379

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $1,293,197,755.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$126,564,083
Gross Unrealized Depreciation	(18,256,467)
Net Unrealized Appreciation	$108,307,616

See Accompanying Notes to Financial Statements

38

Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 35.1%
1,162,551	Schwab U.S. TIPS ETF	$30,807,602	3.0
568,931	Vanguard Long-Term Treasury ETF	31,393,613	3.0
646,135	Vanguard Total International Bond ETF	31,292,318	3.0
5,190,638 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	251,155,767	24.1
567,816	Xtrackers USD High Yield Corporate Bond ETF	20,736,640	2.0

	Total Exchange-Traded Funds
	(Cost $369,216,889)	365,385,940	35.1

MUTUAL FUNDS: 64.7%
	Affiliated Investment Companies: 64.7%
2,247,320	Voya Short Duration Bond Fund - Class R6	20,900,076	2.0
3,260,664	Voya U.S. Bond Index Portfolio - Class I	29,575,073	2.8
2,604,141	Voya VACS Index Series EM Portfolio	46,952,661	4.5
12,266,042	Voya VACS Index Series I Portfolio	183,377,323	17.6
1,542,368	Voya VACS Index Series MC Portfolio	21,469,762	2.1
19,545,957	Voya VACS Index Series S Portfolio	350,654,461	33.7
1,618,956	Voya VACS Index Series SC Portfolio	21,451,163	2.0
	Total Mutual Funds
	(Cost $503,556,964)	674,380,519	64.7

	Total Long-Term Investments
	(Cost $872,773,853)	1,039,766,459	99.8

	Total Investments in Securities
	(Cost $872,773,853)	$1,039,766,459	99.8
	Assets in Excess of Other Liabilities	1,656,373	0.2
	Net Assets	$1,041,422,832	100.0

(1)	Investment in affiliate.

See Accompanying Notes to Financial Statements

39

Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds	$365,385,940	$—	$—	$365,385,940
Mutual Funds	674,380,519	—	—	674,380,519
Total Investments, at fair value	$1,039,766,459	$—	$—	$1,039,766,459

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2026, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2025	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2026	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Russell TM Large Cap Growth Index Portfolio - Class I	$—	$5,712,318	$(5,712,318)	$—	$—	$6,177	$53,424	$857,047
Voya Short Duration Bond Fund - Class R6	19,688,911	3,901,244	(2,449,353)	(240,726)	20,900,076	450,462	(26,221)	—
Voya U.S. Bond Index Portfolio - Class I	35,638,718	19,746,840	(25,131,090)	(679,395)	29,575,073	615,879	261,994	—
Voya VACS Index Series EM Portfolio	37,927,482	12,877,783	(7,515,015)	3,662,411	46,952,661	1,187,792	4,397,981	662,213
Voya VACS Index Series I Portfolio	178,236,009	21,824,605	(19,895,985)	3,212,694	183,377,323	4,809,156	9,428,492	342,646
Voya VACS Index Series MC Portfolio	29,417,703	2,529,671	(10,929,903)	452,291	21,469,762	382,882	1,466,808	1,209,017
Voya VACS Index Series S Portfolio	348,348,646	25,327,347	(33,920,851)	10,899,319	350,654,461	—	23,643,116	—
Voya VACS Index Series SC Portfolio	21,233,519	1,864,911	(3,647,990)	2,000,723	21,451,163	266,181	950,821	1,073,816
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	260,440,434	30,312,623	(37,083,400)	(2,513,890)	251,155,767	5,653,124	(731,644)	—
	$930,931,422	$124,097,342	$(146,285,905)	$16,793,427	$925,536,286	$13,371,653	$39,444,771	$4,144,739

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$468,964
Total	$468,964

See Accompanying Notes to Financial Statements

40

Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $874,766,084.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$172,777,914
Gross Unrealized Depreciation	(7,777,539)
Net Unrealized Appreciation	$165,000,375

See Accompanying Notes to Financial Statements

41

Voya Index Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 24.5%
991,211	Vanguard Long-Term Treasury ETF	$54,695,023	3.0
750,498	Vanguard Total International Bond ETF	36,346,618	2.0
6,567,107 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	317,758,010	17.5
989,318	Xtrackers USD High Yield Corporate Bond ETF	36,129,893	2.0

	Total Exchange-Traded Funds
	(Cost $450,071,333)	444,929,544	24.5

MUTUAL FUNDS: 75.4%
	Affiliated Investment Companies: 75.4%
10,469,876	Voya U.S. Bond Index Portfolio - Class I	94,647,684	5.2
5,041,832	Voya VACS Index Series EM Portfolio	90,904,226	5.0
24,424,272	Voya VACS Index Series I Portfolio	365,142,861	20.1
4,030,690	Voya VACS Index Series MC Portfolio	56,107,206	3.1
40,319,969	Voya VACS Index Series S Portfolio	723,340,241	39.9
2,820,735	Voya VACS Index Series SC Portfolio	37,374,738	2.1
	Total Mutual Funds
	(Cost $995,522,741)	1,367,516,956	75.4

	Total Long-Term Investments
	(Cost $1,445,594,074)	1,812,446,500	99.9

	Total Investments in Securities
	(Cost $1,445,594,074)	$1,812,446,500	99.9
	Assets in Excess of Other Liabilities	2,006,032	0.1
	Net Assets	$1,814,452,532	100.0

(1)	Investment in affiliate.

See Accompanying Notes to Financial Statements

42

Voya Index Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds	$444,929,544	$—	$—	$444,929,544
Mutual Funds	1,367,516,956	—	—	1,367,516,956
Total Investments, at fair value	$1,812,446,500	$—	$—	$1,812,446,500

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2026, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2025	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2026	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Russell TM Large Cap Growth Index Portfolio - Class I	$—	$9,727,315	$(9,727,315)	$—	$—	$10,642	$79,811	$1,476,486
Voya U.S. Bond Index Portfolio - Class I	95,089,151	42,895,102	(41,876,411)	(1,460,158)	94,647,684	1,825,316	240,549	—
Voya VACS Index Series EM Portfolio	82,832,374	12,451,098	(13,378,511)	8,999,265	90,904,226	2,273,676	7,749,466	1,267,611
Voya VACS Index Series I Portfolio	356,273,758	41,265,435	(38,976,692)	6,580,360	365,142,861	9,468,067	18,817,889	674,588
Voya VACS Index Series MC Portfolio	49,248,985	7,226,781	(3,165,779)	2,797,219	56,107,206	989,412	528,944	3,124,242
Voya VACS Index Series S Portfolio	712,562,143	32,265,091	(53,931,586)	32,444,593	723,340,241	—	37,509,705	—
Voya VACS Index Series SC Portfolio	36,069,972	2,972,830	(5,413,543)	3,745,479	37,374,738	458,571	1,290,186	1,849,950
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	306,242,160	48,275,114	(33,411,150)	(3,348,114)	317,758,010	6,903,432	(916,781)	—
	$1,638,318,543	$197,078,766	$(199,880,987)	$49,758,644	$1,685,274,966	$21,929,116	$65,299,769	$8,392,877

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$793,135
Total	$793,135

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $1,448,170,222.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$374,236,003
Gross Unrealized Depreciation	(9,959,725)
Net Unrealized Appreciation	$364,276,278

See Accompanying Notes to Financial Statements

43

Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 16.0%
677,722	Vanguard Long-Term Treasury ETF	$37,396,700	3.0
2,817,969 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	136,351,094	11.0
676,412	Xtrackers USD High Yield Corporate Bond ETF	24,702,566	2.0

	Total Exchange-Traded Funds
	(Cost $199,602,211)	198,450,360	16.0

MUTUAL FUNDS: 83.9%
	Affiliated Investment Companies: 83.9%
3,418,901	Voya U.S. Bond Index Portfolio - Class I	30,906,869	2.5
4,480,898	Voya VACS Index Series EM Portfolio	80,790,584	6.5
19,411,509	Voya VACS Index Series I Portfolio	290,202,063	23.4
3,674,241	Voya VACS Index Series MC Portfolio	51,145,441	4.1
31,330,918	Voya VACS Index Series S Portfolio	562,076,666	45.3
1,928,551	Voya VACS Index Series SC Portfolio	25,553,298	2.1
	Total Mutual Funds
	(Cost $749,106,857)	1,040,674,921	83.9

	Total Long-Term Investments
	(Cost $948,709,068)	1,239,125,281	99.9

	Total Investments in Securities
	(Cost $948,709,068)	$1,239,125,281	99.9
	Assets in Excess of Other Liabilities	1,289,338	0.1
	Net Assets	$1,240,414,619	100.0

(1)	Investment in affiliate.

See Accompanying Notes to Financial Statements

44

Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds	$198,450,360	$—	$—	$198,450,360
Mutual Funds	1,040,674,921	—	—	1,040,674,921
Total Investments, at fair value	$1,239,125,281	$—	$—	$1,239,125,281
Other Financial Instruments+
Futures	53,149	—	—	53,149
Total Assets	$1,239,178,430	$—	$—	$1,239,178,430
Liabilities Table
Other Financial Instruments+
Futures	$(10,857)	$—	$—	$(10,857)
Total Liabilities	$(10,857)	$—	$—	$(10,857)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2026, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2025	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2026	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Russell TM Large Cap Growth Index Portfolio - Class I	$—	$6,525,697	$(6,525,697)	$—	$—	$7,226	$46,245	$1,002,586
Voya U.S. Bond Index Portfolio Class I	26,533,870	15,038,783	(10,250,132)	(415,652)	30,906,869	555,250	(49,668)	—
Voya VACS Index Series EM Portfolio	67,262,466	15,225,482	(9,951,599)	8,254,235	80,790,584	2,007,104	5,798,693	1,118,993
Voya VACS Index Series I Portfolio	284,154,400	35,035,417	(33,165,480)	4,177,726	290,202,063	7,473,701	16,330,855	532,492
Voya VACS Index Series MC Portfolio	44,523,038	6,826,062	(2,745,697)	2,542,038	51,145,441	895,817	446,734	2,828,700
Voya VACS Index Series S Portfolio	531,434,892	31,138,474	(31,765,826)	31,269,126	562,076,666	—	22,103,436	—
Voya VACS Index Series SC Portfolio	23,967,596	2,090,725	(3,019,086)	2,514,063	25,553,298	311,407	867,696	1,256,266
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	117,918,958	30,027,630	(10,107,800)	(1,487,694)	136,351,094	2,846,480	(338,528)	—
	$1,095,795,220	$141,908,270	$(107,531,317)	$46,853,842	$1,177,026,015	$14,096,985	$45,205,463	$6,739,037

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

45

Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

At June 30, 2026, the following futures contracts were outstanding for Voya Index Solution 2040 Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	289	09/30/26	$30,936,547	$(10,857)
			$30,936,547	$(10,857)
Short Contracts:
3-month SOFR	(129)	12/15/26	(30,987,413)	53,149
			$(30,987,413)	$53,149

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$53,149
Total Asset Derivatives		$53,149

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$10,857
Total Liability Derivatives		$10,857

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$537,389
Interest rate contracts	(641,871)
Total	$(104,482)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	184,699
Total	$184,699

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $949,475,673.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$292,809,117
Gross Unrealized Depreciation	(3,117,217)
Net Unrealized Appreciation	$289,691,900

See Accompanying Notes to Financial Statements

46

Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 9.5%
582,317	Vanguard Long-Term Treasury ETF	$32,132,252	2.0
1,814,510 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	87,797,425	5.5
871,798	Xtrackers USD High Yield Corporate Bond ETF	31,838,063	2.0

	Total Exchange-Traded Funds (Cost $152,087,407)	151,767,740	9.5

MUTUAL FUNDS: 90.4%
	Affiliated Investment Companies: 90.4%
1,760,774	Voya U.S. Bond Index Portfolio - Class I	15,917,396	1.0
6,661,092	Voya VACS Index Series EM Portfolio	120,099,485	7.5
27,427,961	Voya VACS Index Series I Portfolio	410,048,010	25.7
4,733,495	Voya VACS Index Series MC Portfolio	65,890,247	4.1
44,554,477	Voya VACS Index Series S Portfolio	799,307,309	50.0
2,484,642	Voya VACS Index Series SC Portfolio	32,921,511	2.1

	Total Mutual Funds (Cost $1,023,604,315)	1,444,183,958	90.4

	Total Long-Term Investments (Cost $1,175,691,722)	1,595,951,698	99.9

	Total Investments in Securities (Cost $1,175,691,722)	$1,595,951,698	99.9
	Assets in Excess of Other Liabilities	1,377,545	0.1
	Net Assets	$1,597,329,243	100.0

(1)	Investment in affiliate.

See Accompanying Notes to Financial Statements

47

Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds	$151,767,740	$—	$—	$151,767,740
Mutual Funds	1,444,183,958	—	—	1,444,183,958
Total Investments, at fair value	$1,595,951,698	$—	$—	$1,595,951,698
Other Financial Instruments+
Futures	68,414	—	—	68,414
Total Assets	$1,596,020,112	$—	$—	$1,596,020,112
Liabilities Table
Other Financial Instruments+
Futures	$(14,513)	$—	$—	$(14,513)
Total Liabilities	$(14,513)	$—	$—	$(14,513)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2026, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2025	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2026	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Russell TM Large Cap Growth Index Portfolio - Class I	$—	$8,312,281	$(8,312,281)	$—	$—	$9,271	$49,929	$1,286,262
Voya U.S. Bond Index Portfolio - Class I	12,380,545	9,213,923	(5,452,032)	(225,040)	15,917,396	282,559	(12,378)	—
Voya VACS Index Series EM Portfolio	101,493,020	19,340,503	(13,802,451)	13,068,413	120,099,485	2,971,163	7,971,440	1,656,472
Voya VACS Index Series I Portfolio	378,756,149	50,070,552	(31,000,946)	12,222,255	410,048,010	10,515,854	14,875,615	749,241
Voya VACS Index Series MC Portfolio	64,411,877	9,260,754	(10,184,640)	2,402,256	65,890,247	1,149,273	1,848,897	3,629,032
Voya VACS Index Series S Portfolio	757,534,722	35,196,347	(40,677,519)	47,253,759	799,307,309	—	27,683,107	—
Voya VACS Index Series SC Portfolio	30,597,840	2,589,617	(3,610,447)	3,344,501	32,921,511	399,526	956,362	1,611,751
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	71,782,993	27,759,756	(10,826,545)	(918,779)	87,797,425	1,769,820	(284,356)	—
	$1,416,957,146	$161,743,733	$(123,866,861)	$77,147,365	$1,531,981,383	$17,097,466	$53,088,616	$8,932,758

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

48

Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

At June 30, 2026, the following futures contracts were outstanding for Voya Index Solution 2045 Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	373	09/30/26	$39,928,484	$(14,513)
			$39,928,484	$(14,513)
Short Contracts:
3-month SOFR	(166)	12/15/26	(39,875,275)	68,414
			$(39,875,275)	$68,414

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$68,414
Total Asset Derivatives		$68,414

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$14,513
Total Liability Derivatives		$14,513

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$690,667
Interest rate contracts	(824,912)
Total	$(134,245)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$238,541
Total	$238,541

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $1,176,337,837.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$421,985,862
Gross Unrealized Depreciation	(2,318,100)
Net Unrealized Appreciation	$419,667,762

See Accompanying Notes to Financial Statements

49

Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 4.0%
198,596	Vanguard Long-Term Treasury ETF	$10,958,528	1.0
673,112 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	32,569,399	3.0
	Total Exchange-Traded Funds
	(Cost $43,879,599)	43,527,927	4.0
MUTUAL FUNDS: 95.9%
	Affiliated Investment Companies: 95.9%
1,218,342	Voya U.S. Bond Index Portfolio - Class I	11,013,811	1.0
4,847,718	Voya VACS Index Series EM Portfolio	87,404,364	8.0
19,793,276	Voya VACS Index Series I Portfolio	295,909,480	27.2
3,229,403	Voya VACS Index Series MC Portfolio	44,953,292	4.1
31,905,721	Voya VACS Index Series S Portfolio	572,388,635	52.5
2,542,810	Voya VACS Index Series SC Portfolio	33,692,232	3.1
	Total Mutual Funds
	(Cost $752,590,252)	1,045,361,814	95.9

	Total Long-Term Investments
	(Cost $796,469,851)	1,088,889,741	99.9

	Total Investments in Securities
	(Cost $796,469,851)	$1,088,889,741	99.9
	Assets in Excess of Other Liabilities	836,508	0.1
	Net Assets	$1,089,726,249	100.0

(1)	Investment in affiliate.

See Accompanying Notes to Financial Statements

50

Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds	$43,527,927	$—	$—	$43,527,927
Mutual Funds	1,045,361,814	—	—	1,045,361,814
Total Investments, at fair value	$1,088,889,741	$—	$—	$1,088,889,741
Other Financial Instruments+
Futures	46,579	—	—	46,579
Total Assets	$1,088,936,320	$—	$—	$1,088,936,320
Liabilities Table
Other Financial Instruments+
Futures	$(10,001)	$—	$—	$(10,001)
Total Liabilities	$(10,001)	$—	$—	$(10,001)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2026, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2025	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2026	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Russell TM Large Cap Growth Index Portfolio - Class I	$—	$5,610,505	$(5,610,505)	$—	$—	$6,285	$(199,229)	$871,926
Voya U.S. Bond Index Portfolio Class I	8,825,053	5,144,299	(2,773,336)	(182,205)	11,013,811	193,116	25,280	—
Voya VACS Index Series EM Portfolio	68,354,285	19,052,856	(9,217,433)	9,214,656	87,404,364	2,148,332	5,331,976	1,197,730
Voya VACS Index Series I Portfolio	264,625,588	43,385,540	(20,981,693)	8,880,045	295,909,480	7,407,857	10,117,261	527,800
Voya VACS Index Series MC Portfolio	42,379,047	8,050,917	(7,043,938)	1,567,266	44,953,292	779,068	1,272,580	2,460,043
Voya VACS Index Series S Portfolio	535,210,077	30,525,628	(27,836,323)	34,489,253	572,388,635	—	18,617,921	—
Voya VACS Index Series SC Portfolio	30,912,107	2,852,066	(3,627,457)	3,555,516	33,692,232	406,253	803,855	1,638,889
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	33,709,231	6,201,331	(6,895,030)	(446,133)	32,569,399	751,774	(53,445)	—
	$984,015,388	$120,823,142	$(83,985,715)	$57,078,398	$1,077,931,213	$11,692,685	$35,916,199	$6,696,388

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

51

Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

At June 30, 2026, the following futures contracts were outstanding for Voya Index Solution 2050 Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	253	09/30/26	$27,082,859	$(10,001)
			$27,082,859	$(10,001)
Short Contracts:
3-month SOFR	(113)	12/15/26	(27,144,012)	46,579
			$(27,144,012)	$46,579

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$46,579
Total Asset Derivatives		$46,579

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$10,001
Total Liability Derivatives		$10,001

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$462,029
Interest rate contracts	(557,034)
Total	$(95,005)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$160,400
Total	$160,400

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $796,615,783.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$292,898,951
Gross Unrealized Depreciation	(588,415)
Net Unrealized Appreciation	$292,310,536

See Accompanying Notes to Financial Statements

52

Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 3.0%
202,313	Vanguard Long-Term Treasury ETF	$11,163,631	1.0
457,189 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	22,121,684	2.0
	Total Exchange-Traded Funds
	(Cost $33,573,293)	33,285,315	3.0
MUTUAL FUNDS: 96.9%
	Affiliated Investment Companies: 96.9%
4,927,659	Voya VACS Index Series EM Portfolio	88,845,684	8.0
20,492,573	Voya VACS Index Series I Portfolio	306,363,961	27.7
3,693,167	Voya VACS Index Series MC Portfolio	51,408,884	4.6
33,041,918	Voya VACS Index Series S Portfolio	592,772,013	53.5
2,584,830	Voya VACS Index Series SC Portfolio	34,249,002	3.1
	Total Mutual Funds
	(Cost $771,243,329)	1,073,639,544	96.9
	Total Long-Term Investments
	(Cost $804,816,622)	1,106,924,859	99.9
	Total Investments in Securities
	(Cost $804,816,622)	$1,106,924,859	99.9
	Assets in Excess of Other Liabilities	708,376	0.1
	Net Assets	$1,107,633,235	100.0

(1)       Investment in affiliate.

See Accompanying Notes to Financial Statements

53

Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds	$33,285,315	$—	$—	$33,285,315
Mutual Funds	1,073,639,544	—	—	1,073,639,544
Total Investments, at fair value	$1,106,924,859	$—	$—	$1,106,924,859
Other Financial Instruments+
Futures	47,401	—	—	47,401
Total Assets	$1,106,972,260	$—	$—	$1,106,972,260
Liabilities Table
Other Financial Instruments+
Futures	$(10,347)	$—	$—	$(10,347)
Total Liabilities	$(10,347)	$—	$—	$(10,347)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2026, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2025	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2026	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Russell TM Large Cap Growth Index Portfolio - Class I	$—	$5,691,601	$(5,691,601)	$—	$—	$6,389	$(205,033)	$886,477
Voya U.S. Bond Index Portfolio - Class I	4,366,171	1,086,088	(5,397,311)	(54,948)	—	27,904	93,003	—
Voya VACS Index Series EM Portfolio	74,184,307	13,548,419	(9,090,711)	10,203,669	88,845,684	2,184,218	5,227,059	1,217,737
Voya VACS Index Series I Portfolio	272,739,368	44,251,807	(20,388,794)	9,761,580	306,363,961	7,673,503	9,877,331	546,727
Voya VACS Index Series MC Portfolio	47,672,627	9,074,557	(7,238,992)	1,900,692	51,408,884	891,076	1,306,122	2,813,730
Voya VACS Index Series S Portfolio	541,242,500	40,087,273	(26,052,722)	37,494,962	592,772,013	—	17,338,971	—
Voya VACS Index Series SC Portfolio	31,253,050	2,776,446	(3,438,478)	3,657,984	34,249,002	413,034	763,614	1,666,243
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	24,167,331	4,580,865	(6,291,935)	(334,577)	22,121,684	528,344	(28,792)	—
	$995,625,354	$121,097,056	$(83,590,544)	$62,629,362	$1,095,761,228	$11,724,468	$34,372,275	$7,130,914

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

54

Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

At June 30, 2026, the following futures contracts were outstanding for Voya Index Solution 2055 Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	258	09/30/26	$27,618,094	$(10,347)
			$27,618,094	$(10,347)
Short Contracts:
3-month SOFR	(115)	12/15/26	(27,624,438)	47,401
			$(27,624,438)	$47,401

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$47,401
Total Asset Derivatives		$47,401
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$10,347
Total Liability Derivatives		$10,347

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$471,497
Interest rate contracts	(566,045)

Total	$(94,548)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$161,484

Total	$161,484

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $804,895,937.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$302,443,616
Gross Unrealized Depreciation	(377,641)

Net Unrealized Appreciation	$302,065,975

See Accompanying Notes to Financial Statements

55

Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 2.5%
139,196	Vanguard Long-Term Treasury ETF	$7,680,835	1.0
233,455 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	11,296,024	1.5
	Total Exchange-Traded Funds
	(Cost $19,141,463)	18,976,859	2.5
MUTUAL FUNDS: 97.4%
	Affiliated Investment Companies: 97.4%
3,371,285	Voya VACS Index Series EM Portfolio	60,784,270	8.0
14,275,132	Voya VACS Index Series I Portfolio	213,413,220	28.2
2,526,418	Voya VACS Index Series MC Portfolio	35,167,738	4.6
22,607,527	Voya VACS Index Series S Portfolio	405,579,031	53.5
1,768,280	Voya VACS Index Series SC Portfolio	23,429,704	3.1
	Total Mutual Funds
	(Cost $540,851,950)	738,373,963	97.4
	Total Long-Term Investments
	(Cost $559,993,413)	757,350,822	99.9
	Total Investments in Securities
	(Cost $559,993,413)	$757,350,822	99.9
	Assets in Excess of Other Liabilities	526,574	0.1
	Net Assets	$757,877,396	100.0

(1)       Investment in affiliate.

See Accompanying Notes to Financial Statements

56

Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds	$18,976,859	$—	$—	$18,976,859
Mutual Funds	738,373,963	—	—	738,373,963
Total Investments, at fair value	$757,350,822	$—	$—	$757,350,822
Other Financial Instruments+
Futures	32,135	—	—	32,135
Total Assets	$757,382,957	$—	$—	$757,382,957
Liabilities Table
Other Financial Instruments+
Futures	$(7,148)	$—	$—	$(7,148)
Total Liabilities	$(7,148)	$—	$—	$(7,148)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2026, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2025	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2026	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Russell TM Large Cap Growth Index Portfolio - Class I	$—	$3,870,497	$(3,870,497)	$—	$—	$4,341	$(139,971)	$602,337
Voya U.S. Bond Index Portfolio - Class I	3,128,167	587,340	(3,678,739)	(36,768)	—	19,515	65,430	—
Voya VACS Index Series EM Portfolio	49,182,672	9,952,876	(5,547,697)	7,196,419	60,784,270	1,484,128	3,210,292	827,425
Voya VACS Index Series I Portfolio	180,873,498	33,276,127	(9,359,175)	8,622,770	213,413,220	5,310,578	4,468,517	378,372
Voya VACS Index Series MC Portfolio	31,634,481	6,634,300	(4,449,468)	1,348,425	35,167,738	605,471	803,384	1,911,881
Voya VACS Index Series S Portfolio	358,993,018	32,838,592	(14,109,799)	27,857,220	405,579,031	—	9,410,800	—
Voya VACS Index Series SC Portfolio	20,720,384	2,219,471	(2,031,785)	2,521,634	23,429,704	280,651	457,966	1,132,190
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	15,805,324	2,883,310	(7,213,898)	(178,712)	11,296,024	300,884	(133)	—
	$660,337,544	$92,262,513	$(50,261,058)	$47,330,988	$749,669,987	$8,005,568	$18,276,285	$4,852,205

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

57

Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

At June 30, 2026, the following futures contracts were outstanding for Voya Index Solution 2060 Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	176	09/30/26	$18,840,250	$(7,148)
			$18,840,250	$(7,148)
Short Contracts:
3-month SOFR	(78)	12/15/26	(18,736,575)	32,135
			$(18,736,575)	$32,135

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$32,135
Total Asset Derivatives		$32,135
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$7,148
Total Liability Derivatives		$7,148

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$316,024
Interest rate contracts	(380,386)

Total	$(64,362)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$106,576

Total	$106,576

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $560,004,488.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$197,554,147
Gross Unrealized Depreciation	(182,826)

Net Unrealized Appreciation	$197,371,321

See Accompanying Notes to Financial Statements

58

Voya Index Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 2.5%
50,732	Vanguard Long-Term Treasury ETF	$2,799,392	1.0
82,296	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	3,981,999	1.5
	Total Exchange-Traded Funds
	(Cost $6,843,828)	6,781,391	2.5
MUTUAL FUNDS: 97.4%
	Affiliated Investment Companies: 97.4%
1,201,666	Voya VACS Index Series EM Portfolio	21,666,041	8.0
5,088,219	Voya VACS Index Series I Portfolio	76,068,880	28.2
900,440	Voya VACS Index Series MC Portfolio	12,534,121	4.6
8,059,192	Voya VACS Index Series S Portfolio	144,581,900	53.5
630,303	Voya VACS Index Series SC Portfolio	8,351,509	3.1
	Total Mutual Funds
	(Cost $209,591,749)	263,202,451	97.4
	Total Long-Term Investments
	(Cost $216,435,577)	269,983,842	99.9
	Total Investments in Securities
	(Cost $216,435,577)	$269,983,842	99.9
	Assets in Excess of Other Liabilities	157,279	0.1
	Net Assets	$270,141,121	100.0

See Accompanying Notes to Financial Statements

59

Voya Index Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,781,391	$—	$—	$6,781,391
Mutual Funds	263,202,451	—	—	263,202,451
Total Investments, at fair value	$269,983,842	$—	$—	$269,983,842
Other Financial Instruments+
Futures	21,893	—	—	21,893
Total Assets	$270,005,735	$—	$—	$270,005,735
Liabilities Table
Other Financial Instruments+
Futures	$(23,125)	$—	$—	$(23,125)
Total Liabilities	$(23,125)	$—	$—	$(23,125)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2026, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2025	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2026	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Russell TM Large Cap Growth Index Portfolio - Class I	$—	$1,372,719	$(1,372,719)	$—	$—	$1,507	$(51,037)	$209,094
Voya U.S. Bond Index Portfolio - Class I	1,257,870	223,098	(1,471,427)	(9,541)	—	7,033	20,291	—
Voya VACS Index Series EM Portfolio	16,016,111	5,063,149	(1,883,701)	2,470,482	21,666,041	515,153	1,066,929	287,206
Voya VACS Index Series I Portfolio	60,069,798	17,332,363	(3,957,846)	2,624,565	76,068,880	1,843,463	1,867,731	131,344
Voya VACS Index Series MC Portfolio	10,333,337	3,211,622	(1,466,391)	455,553	12,534,121	210,184	275,564	663,693
Voya VACS Index Series S Portfolio	117,084,549	22,299,770	(4,594,618)	9,792,199	144,581,900	—	3,132,965	—
Voya VACS Index Series SC Portfolio	6,748,629	1,393,783	(628,419)	837,516	8,351,509	97,422	182,331	393,016
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	3,892,751	1,401,911	(1,258,203)	(54,460)	3,981,999	93,405	(13,887)	—
	$215,403,045	$52,298,415	$(16,633,324)	$16,116,314	$267,184,450	$2,768,167	$6,480,887	$1,684,353

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

60

Voya Index Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

At June 30, 2026, the following futures contracts were outstanding for Voya Index Solution 2065 Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	64	09/30/26	$13,192,500	$(23,125)
			$13,192,500	$(23,125)
Short Contracts:
3-month SOFR	(55)	12/15/26	(13,211,688)	21,893
			$(13,211,688)	$21,893

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$21,893
Total Asset Derivatives		$21,893
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$23,125
Total Liability Derivatives		$23,125

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$106,796
Interest rate contracts	(126,374)
Total	$(19,578)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$23,549
Total	$23,549

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $216,451,769.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$53,632,596
Gross Unrealized Depreciation	(101,755)
Net Unrealized Appreciation	$53,530,841

See Accompanying Notes to Financial Statements

61

Voya Index Solution 2070 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 2.5%
2,843	Vanguard Long-Term Treasury ETF	$156,877	1.2
3,708 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	179,416	1.3
	Total Exchange-Traded Funds
	(Cost $337,567)	336,293	2.5
MUTUAL FUNDS: 97.4%
	Affiliated Investment Companies: 97.4%
60,058	Voya VACS Index Series EM Portfolio	1,082,850	8.0
254,406	Voya VACS Index Series I Portfolio	3,803,368	28.1
44,986	Voya VACS Index Series MC Portfolio	626,209	4.6
403,503	Voya VACS Index Series S Portfolio	7,238,838	53.6
31,533	Voya VACS Index Series SC Portfolio	417,806	3.1
	Total Mutual Funds
	(Cost $12,202,805)	13,169,071	97.4
	Total Long-Term Investments
	(Cost $12,540,372)	13,505,364	99.9

			Percentage
			of Net
Shares	RA	Value	Assets
SHORT-TERM INVESTMENTS: 0.1%
	Mutual Funds: 0.1%
8,803 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.540%	8,803	0.1
	Total Short-Term Investments
	(Cost $8,803)	8,803	0.1
	Total Investments in Securities
	(Cost $12,549,175)	$13,514,167	100.0
	Assets in Excess of Other Liabilities	87	0.0
	Net Assets	$13,514,254	100.0

(1)	Investment in affiliate.
(2)	Rate shown is the 7-day yield as of June 30, 2026.

See Accompanying Notes to Financial Statements

62

Voya Index Solution 2070 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds	$336,293	$—	$—	$336,293
Mutual Funds	13,169,071	—	—	13,169,071
Short-Term Investments	8,803	—	—	8,803
Total Investments, at fair value	$13,514,167	$—	$—	$13,514,167
Other Financial Instruments+
Futures	796	—	—	796
Total Assets	$13,514,963	$—	$—	$13,514,963
Liabilities Table
Other Financial Instruments+
Futures	$(1,084)	$—	$—	$(1,084)
Total Liabilities	$(1,084)	$—	$—	$(1,084)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2026, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2025	at Cost	at Cost	(Depreciation)	6/30/2026	Income	(Losses)	Distributions
Voya Russell TM Large Cap Growth Index Portfolio - Class I	$—	$69,203	$(69,203)	$—	$—	$64	$(3,153)	$8,882
Voya U.S. Bond Index Portfolio - Class I	33,912	43,627	(77,606)	67	—	308	460	—
Voya VACS Index Series EM Portfolio	386,007	718,265	(113,299)	91,877	1,082,850	21,847	32,095	12,180
Voya VACS Index Series I Portfolio	1,457,741	2,463,314	(230,792)	113,105	3,803,368	78,298	31,964	5,579
Voya VACS Index Series MC Portfolio	260,148	414,256	(66,964)	18,769	626,209	8,925	5,258	28,181
Voya VACS Index Series S Portfolio	2,869,531	4,394,739	(483,885)	458,453	7,238,838	—	66,250	—
Voya VACS Index Series SC Portfolio	165,006	253,561	(31,210)	30,449	417,806	4,136	6,025	16,684
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	92,610	126,389	(37,518)	(2,065)	179,416	3,013	(311)	—
	$5,264,955	$8,483,354	$(1,110,477)	$710,655	$13,348,487	$116,591	$138,588	$71,506

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

63

Voya Index Solution 2070 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

At June 30, 2026, the following futures contracts were outstanding for Voya Index Solution 2070 Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	3	09/30/26	$618,398	$(1,084)
			$618,398	$(1,084)
Short Contracts:
3-month SOFR	(2)	12/15/26	(480,425)	796
			$(480,425)	$796

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$796
Total Asset Derivatives		$796
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$1,084
Total Liability Derivatives		$1,084

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(288)
Total	$(288)

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $12,549,215.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$967,598
Gross Unrealized Depreciation	(2,934)
Net Unrealized Appreciation	$964,664

See Accompanying Notes to Financial Statements

64

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Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	240 Greenwich Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-VINDSOL (0626)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None during the reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7. Aggregate amount of $287,467.41 was paid during the reporting period.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

None during the reporting period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Partners, Inc.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: September 8, 2026

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: September 8, 2026